UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Balanced Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 64.0%
	Banks - 7.2%
485,340	Bank of America Corp.	$	11,706,401
193,380	Citigroup, Inc.		13,236,861
176,980	JP Morgan Chase & Co.		16,246,764
75,160	PNC Financial Services Group, Inc.		9,680,608
275,210	Wells Fargo & Co.		14,844,827

			65,715,461

	Capital Goods - 4.8%
40,790	3M Co.		8,205,724
46,060	Caterpillar, Inc.		5,248,537
108,831	Eaton Corp. plc		8,516,026
111,850	Fortune Brands Home & Security, Inc.		7,345,190
77,680	Ingersoll-Rand plc		6,826,518
67,870	United Technologies Corp.		8,047,346

			44,189,341

	Commercial & Professional Services - 0.7%
147,420	Nielsen Holdings plc		6,340,534

	Consumer Durables & Apparel - 1.4%
109,140	NIKE, Inc. Class B		6,444,717
242,320	PulteGroup, Inc.		5,917,455

			12,362,172

	Consumer Services - 1.5%
117,703	Hilton Worldwide Holdings, Inc.		7,359,969
110,220	Norwegian Cruise Line Holdings Ltd.*		6,069,815

			13,429,784

	Diversified Financials - 2.2%
13,070	BlackRock, Inc.		5,574,747
231,900	Invesco Ltd.		8,063,163
131,530	Thomson Reuters Corp.		6,035,912

			19,673,822

	Energy - 4.0%
60,280	Anadarko Petroleum Corp.		2,752,988
95,560	Chevron Corp.		10,434,196
61,950	EOG Resources, Inc.		5,893,923
65,970	Exxon Mobil Corp.		5,280,239
124,600	Halliburton Co.		5,288,024
208,040	Marathon Oil Corp.		2,544,329
139,100	Suncor Energy, Inc.		4,537,442

			36,731,141

	Food, Beverage & Tobacco - 3.2%
149,372	British American Tobacco plc		9,291,795
67,680	Kraft Heinz Co.		5,919,293
129,347	Mondelez International, Inc. Class A		5,693,855
73,450	Philip Morris International, Inc.		8,572,350

			29,477,293

	Health Care Equipment & Services - 2.4%
111,432	Medtronic plc		9,356,945
64,610	UnitedHealth Group, Inc.		12,392,844

			21,749,789

	Household & Personal Products - 0.7%
114,360	Unilever N.V.		6,652,321

	Insurance - 2.6%
143,780	American International Group, Inc.		9,410,401
129,210	Marsh & McLennan Cos., Inc.		10,074,504
84,463	Unum Group		4,234,130

			23,719,035

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Materials - 1.9%
	158,710	Dow Chemical Co.	$	10,195,530
	133,660	International Paper Co.		7,348,627

				17,544,157

		Media - 1.9%
	217,820	Comcast Corp. Class A		8,810,819
	239,160	Viacom, Inc. Class B		8,351,467

				17,162,286

		Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
	50,610	Allergan plc		12,770,421
	51,260	Amgen, Inc.		8,945,382
	191,110	AstraZeneca plc ADR		5,767,700
	181,710	Bristol-Myers Squibb Co.		10,339,299
	62,870	Eisai Co., Ltd.		3,369,299
	164,750	Merck & Co., Inc.		10,524,230
	28,394	Roche Holding AG		7,188,489
	56,958	UCB S.A.		4,147,791
	30,990	Vertex Pharmaceuticals, Inc.*		4,704,902

				67,757,513

		Real Estate - 0.8%
	255,123	Park Hotels & Resorts, Inc. REIT		6,870,462

		Retailing - 2.3%
	2,006,600	Allstar Co.*(1)(2)(3)		40,132
	69,430	Home Depot, Inc.		10,386,728
	209,070	Liberty Interactive Corp. QVC Group Class A*		5,005,136
	2,280	Priceline Group, Inc.*		4,624,980
	13,296	Tory Burch LLC*(1)(2)(3)		588,613

				20,645,589

		Semiconductors & Semiconductor Equipment - 3.8%
	84,240	Analog Devices, Inc.		6,655,803
	323,720	Intel Corp.		11,482,349
	107,310	Maxim Integrated Products, Inc.		4,876,166
	210,580	QUALCOMM, Inc.		11,200,750

				34,215,068

		Software & Services - 8.0%
	23,807	Alphabet, Inc. Class C*		22,152,413
	108,750	Cognizant Technology Solutions Corp. Class A		7,538,550
	296,360	eBay, Inc.*		10,588,943
	67,250	Facebook, Inc. Class A*		11,382,063
	288,930	Microsoft Corp.		21,005,211

				72,667,180

		Technology Hardware & Equipment - 4.7%
	165,470	Apple, Inc.		24,610,353
	411,100	Cisco Systems, Inc.		12,929,095
	130,800	NetApp, Inc.		5,679,336

				43,218,784

		Transportation - 0.9%
	78,340	Union Pacific Corp.		8,065,886

		Utilities - 1.6%
	99,360	NextEra Energy, Inc.		14,515,503

		Total Common Stocks (cost $441,091,804)	$	582,703,121

Asset & Commercial Mortgage Backed Securities - 3.7%
		Asset-Backed - Automobile - 0.9%
		AmeriCredit Automobile Receivables Trust
$	165,000	1.51%, 05/18/2020	$	164,906
	205,000	1.65%, 09/18/2020		204,992
	56,968	2.72%, 09/09/2019		57,073
		ARI Fleet Lease Trust
	125,000	1.91%, 04/15/2026(3)		124,921

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Chesapeake Funding LLC
$	628,802	2.23%, 06/15/2028(3)(4)	$	631,144
		Chesapeake Funding LLC
	370,000	1.68%, 05/15/2029(3)(4)		370,065
		Chrysler Capital Auto Receivables Trust
	558,738	1.76%, 12/16/2019(3)		558,823
	140,470	1.78%, 06/17/2019(3)		140,504
	159,830	1.83%, 03/15/2019(3)		159,867
		Enterprise Fleet Financing LLC
	325,000	1.97%, 01/20/2023(3)		324,809
		Exeter Automobile Receivables Trust
	11,300	1.54%, 11/15/2019(3)		11,297
		First Investors Auto Owner Trust
	147,549	1.67%, 11/16/2020(3)		147,563
	121,285	1.69%, 04/15/2021(3)		121,202
	180,000	1.86%, 10/15/2021(3)		180,057
	294,000	2.26%, 01/15/2020(3)		294,437
	115,000	2.39%, 11/16/2020(3)		115,443
		Hyundai Auto Receivables Trust
	100,000	2.48%, 03/15/2019		100,339
		Mercedes-Benz Master Owner Trust
	515,000	1.53%, 05/16/2021(3)(4)		515,150
		Prestige Auto Receivables Trust
	120,000	1.91%, 04/15/2020(3)		120,077
		Santander Drive Auto Receivables Trust
	108,826	1.97%, 11/15/2019		108,879
	206,470	2.25%, 06/17/2019		206,734
	53,432	2.33%, 11/15/2019		53,579
	250,166	2.36%, 04/15/2020		250,632
	140,000	2.57%, 03/15/2019		140,272
		Securitized Term Auto Receivables Trust
	540,000	1.52%, 03/25/2020(3)		538,037
	415,000	1.89%, 08/25/2020(3)		414,942
		United Auto Credit Securitization Trust
	650,189	1.89%, 05/10/2019(3)		650,022
	580,000	2.40%, 11/12/2019(3)		579,547
		Westlake Automobile Receivables Trust
	106,663	1.57%, 06/17/2019(3)		106,660
	310,000	1.78%, 04/15/2020(3)		309,897
	45,269	1.83%, 01/15/2021(3)		45,271
		Wheels SPV LLC
	280,000	1.88%, 04/20/2026(3)		279,997

				8,027,138

		Asset-Backed - Credit Card - 0.3%
		CARDS Trust
	800,000	1.93%, 07/15/2021(3)(4)		803,365
		Evergreen Credit Card Trust
	950,000	1.95%, 04/15/2020(3)(4)		953,727
		Trillium Credit Card Trust
	1,285,000	1.95%, 05/26/2021(3)(4)		1,289,770

				3,046,862

		Asset-Backed - Finance & Insurance - 1.6%
		Ally Master Owner Trust
	900,000	1.54%, 09/15/2019		900,002
	975,000	1.60%, 10/15/2019		975,193
		Atlas Senior Loan Fund Ltd.
	1,345,000	2.61%, 01/16/2030(3)(4)		1,345,000
		Bayview Opportunity Master Fund Trust
	304,276	3.50%, 01/28/2055(3)(4)		312,964
	408,242	3.50%, 06/28/2057(3)(4)		420,788
	275,560	4.00%, 11/28/2053(3)(4)		287,003
	337,033	4.00%, 10/28/2064(3)(4)		351,309
		BlueMountain CLO Ltd.
	650,000	2.90%, 10/15/2026(3)(4)		649,345

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		CIFC Funding Ltd.
$	640,000	2.90%, 04/18/2025(3)(4)	$	639,355
		CNH Equipment Trust
	355,000	1.75%, 04/15/2021		355,185
		Ford Credit Floorplan Master Owner Trust
	990,000	1.75%, 07/15/2021		984,036
	100,000	2.09%, 03/15/2022(3)		100,501
		GreatAmerica Leasing Receivables Funding LLC
	330,000	2.36%, 01/20/2023(3)		330,663
		Madison Park Funding Ltd.
	1,300,000	2.43%, 07/20/2026(3)(4)		1,303,303
		MMAF Equipment Finance LLC
	253,365	1.39%, 12/17/2018(3)		253,343
	220,000	1.73%, 05/18/2020(3)		220,170
	295,000	2.21%, 12/15/2032(3)		294,017
		Nationstar HECM Loan Trust
	204,003	1.97%, 05/25/2027(3)		203,853
		Oaktree EIF Ltd.
	1,295,000	2.33%, 11/15/2025(3)(4)		1,294,347
		Octagon Loan Funding Ltd.
	885,000	2.32%, 11/18/2026(3)(4)		884,553
		OneMain Financial Issuance Trust
	120,000	3.66%, 02/20/2029(3)		122,761
	240,000	4.10%, 03/20/2028(3)		244,866
		SBA Tower Trust
	310,000	2.90%, 10/15/2044(3)(5)		311,763
		Springleaf Funding Trust
	385,000	3.16%, 11/15/2024(3)		388,252
	170,000	3.48%, 05/15/2028(3)		173,182
		SPS Servicer Advance Receivables Trust
	600,000	2.53%, 11/16/2048(3)		595,102
		Towd Point Mortgage Trust
	474,424	2.75%, 10/25/2056(3)(4)		474,939
	172,163	2.75%, 04/25/2057(3)(4)		173,822
		Volvo Financial Equipment LLC
	190,000	1.92%, 03/15/2021(3)		190,288

				14,779,905

		Commercial Mortgage - Backed Securities - 0.7%
		Citigroup Commercial Mortgage Trust
	400,000	3.46%, 12/10/2049		413,200
	95,000	3.82%, 11/10/2048		99,810
		Commercial Mortgage Trust
	525,000	3.18%, 02/10/2048		534,233
		CSAIL Commercial Mortgage Trust
	950,000	3.50%, 06/15/2057		980,577
	1,000,000	3.51%, 04/15/2050		1,035,714
		CSMC Trust
	785,000	2.76%, 04/05/2033(3)		795,948
		JP Morgan Chase Commercial Mortgage Securities Trust
	210,000	3.91%, 01/15/2049		224,816
		LB-UBS Commercial Mortgage Trust
	135,873	6.12%, 04/15/2041(4)		138,057
		Morgan Stanley Bank of America Merrill Lynch Trust
	900,000	3.31%, 04/15/2048		921,215
		SFAVE Commercial Mortgage Securities Trust
	540,000	4.14%, 01/05/2043(3)(4)		552,877
		SG Commercial Mortgage Securities Trust
	530,000	3.06%, 10/10/2048		523,700

				6,220,147

		Whole Loan Collateral CMO - 0.2%
		Deephaven Residential Mortgage Trust
	364,668	2.45%, 06/25/2047(3)(4)		363,790
	156,519	2.73%, 12/26/2046(3)(4)		156,622
		Mill City Mortgage Loan Trust
	149,284	2.50%, 04/25/2057(3)(4)		149,811

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		New Residential Mortgage Loan Trust
$	515,634	4.00%, 04/25/2057(3)(4)	$	537,549
		Towd Point Mortgage Trust
	341,362	2.25%, 04/25/2056(3)(4)		340,658
		Wells Fargo Commercial Mortgage Trust
	90,000	3.84%, 09/15/2058		95,329

				1,643,759

		Total Asset & Commercial Mortgage Backed Securities (cost $33,789,534)	$	33,717,811

Corporate Bonds - 17.4%
		Advertising - 0.0%
		Omnicom Group, Inc.
	310,000	3.60%, 04/15/2026	$	314,532

		Aerospace/Defense - 0.2%
		BAE Systems Holdings, Inc.
	600,000	3.85%, 12/15/2025(3)		626,903
		Lockheed Martin Corp.
	115,000	2.50%, 11/23/2020		117,024
	400,000	4.07%, 12/15/2042		412,319
	140,000	4.50%, 05/15/2036		153,607
	135,000	4.85%, 09/15/2041		151,910
		United Technologies Corp.
	65,000	3.10%, 06/01/2022		67,498

				1,529,261

		Agriculture - 0.4%
		Altria Group, Inc.
	140,000	4.50%, 05/02/2043		147,758
	420,000	4.75%, 05/05/2021		459,120
		BAT International Finance plc
	160,000	2.75%, 06/15/2020(3)		162,724
	565,000	3.25%, 06/07/2022(3)		579,535
	65,000	3.50%, 06/15/2022(3)		67,417
		Cargill, Inc.
	375,000	4.76%, 11/23/2045(3)		431,191
		Imperial Brands Finance plc
	1,250,000	3.75%, 07/21/2022(3)		1,310,975
		Philip Morris International, Inc.
	300,000	2.63%, 03/06/2023		300,851
	80,000	4.88%, 11/15/2043		90,434

				3,550,005

		Airlines - 0.1%
		Continental Airlines, Inc.
	556,166	5.98%, 10/19/2023		609,002
		Southwest Airlines Co.
	445,737	6.15%, 02/01/2024		490,310

				1,099,312

		Auto Manufacturers - 0.6%
		Daimler Finance North America LLC
	600,000	2.20%, 05/05/2020(3)		601,845
		Ford Motor Co.
	205,000	4.35%, 12/08/2026		211,998
		Ford Motor Credit Co. LLC
	1,675,000	3.10%, 05/04/2023		1,661,700
		General Motors Financial Co., Inc.
	1,375,000	3.70%, 05/09/2023		1,403,473
	470,000	3.95%, 04/13/2024		478,027
		Nissan Motor Acceptance Corp.
	700,000	1.80%, 03/15/2018(3)		700,573

				5,057,616

		Beverages - 0.2%
		Anheuser-Busch InBev Finance, Inc.
	370,000	3.65%, 02/01/2026		382,698

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	105,000	4.70%, 02/01/2036	$116,083
	270,000	4.90%, 02/01/2046	303,229
		Anheuser-Busch InBev Worldwide, Inc.
	115,000	3.75%, 07/15/2042	110,745
		Coca-Cola Femsa S.A.B. de C.V.
	222,000	2.38%, 11/26/2018	223,644
	250,000	3.88%, 11/26/2023	264,955
		Constellation Brands, Inc.
	85,000	2.70%, 05/09/2022	85,511
		Heineken N.V.
	140,000	2.75%, 04/01/2023(3)	141,384
	10,000	4.00%, 10/01/2042(3)	9,826
		Molson Coors Brewing Co.
	180,000	3.50%, 05/01/2022	187,449
	40,000	5.00%, 05/01/2042	44,156

			1,869,680

		Biotechnology - 0.3%
		Amgen, Inc.
	1,425,000	2.65%, 05/11/2022	1,441,226
	80,000	4.56%, 06/15/2048	85,488
		Biogen, Inc.
	320,000	2.90%, 09/15/2020	328,423
		Celgene Corp.
	55,000	2.25%, 05/15/2019	55,451
	180,000	3.55%, 08/15/2022	188,775
	375,000	3.63%, 05/15/2024	391,906
		Gilead Sciences, Inc.
	120,000	2.55%, 09/01/2020	122,465
	195,000	3.70%, 04/01/2024	206,104

			2,819,838

		Chemicals - 0.2%
		Agrium, Inc.
	800,000	3.15%, 10/01/2022	818,935
		CNAC HK Synbridge Co., Ltd.
	370,000	5.00%, 05/05/2020	373,700
		LYB International Finance B.V.
	425,000	3.50%, 03/02/2027	425,669

			1,618,304

		Commercial Banks - 4.7%
		American Express Centurion Bank
	1,200,000	6.00%, 09/13/2017	1,205,830
		Bank of America Corp.
	740,000	2.63%, 10/19/2020	750,700
	450,000	3.59%, 07/21/2028(4)	451,154
	1,175,000	4.00%, 04/01/2024	1,241,069
	750,000	4.20%, 08/26/2024	784,470
	560,000	5.00%, 05/13/2021	612,443
	300,000	6.40%, 08/28/2017	301,022
		Bank of New York Mellon Corp.
	440,000	2.15%, 02/24/2020	443,742
	200,000	3.00%, 02/24/2025	200,359
		Banque Federative du Credit Mutuel S.A.
	700,000	2.75%, 10/15/2020(3)	711,360
		Barclays Bank plc
	150,000	6.05%, 12/04/2017(3)	152,133
		Barclays plc
	815,000	3.20%, 08/10/2021	830,044
		BNP Paribas S.A.
	425,000	2.40%, 12/12/2018	428,772
	390,000	2.95%, 05/23/2022(3)	395,277
		BPCE S.A.
	375,000	2.50%, 12/10/2018	378,589
	250,000	3.00%, 05/22/2022(3)	252,713
	725,000	5.15%, 07/21/2024(3)	781,019

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Capital One Financial Corp.
$	615,000	3.75%, 04/24/2024	$633,489
	165,000	4.20%, 10/29/2025	168,174
		Citigroup, Inc.
	255,000	2.50%, 07/29/2019	257,658
	1,000,000	2.88%, 07/24/2023(4)	1,001,176
	925,000	4.45%, 09/29/2027	973,438
	108,000	5.30%, 05/06/2044	123,141
	59,000	8.13%, 07/15/2039	90,944
		Citizens Bank NA
	500,000	2.55%, 05/13/2021	501,785
		Compass Bank
	675,000	2.75%, 09/29/2019	680,182
		Credit Agricole S.A.
	500,000	4.38%, 03/17/2025(3)	519,088
		Credit Suisse AG
	250,000	2.30%, 05/28/2019	252,257
	335,000	3.63%, 09/09/2024	348,084
		Credit Suisse Group AG
	850,000	3.57%, 01/09/2023(3)	872,195
		Credit Suisse Group Funding Guernsey Ltd.
	950,000	3.80%, 09/15/2022	993,966
		Deutsche Bank AG
	700,000	2.70%, 07/13/2020	703,743
	670,000	4.25%, 10/14/2021	704,648
		Discover Bank
	250,000	3.10%, 06/04/2020	256,088
		Fifth Third Bancorp
	450,000	2.88%, 10/01/2021	458,962
		Goldman Sachs Group, Inc.
	905,000	2.38%, 01/22/2018	908,490
	1,325,000	4.25%, 10/21/2025	1,378,876
	470,000	6.25%, 02/01/2041	614,271
		HSBC Holdings plc
	290,000	3.40%, 03/08/2021	299,876
	1,755,000	3.60%, 05/25/2023	1,821,769
	200,000	4.04%, 03/13/2028(4)	209,473
		Huntington National Bank
	535,000	2.20%, 11/06/2018	537,643
	580,000	2.40%, 04/01/2020	585,535
		ING Groep N.V.
	720,000	3.95%, 03/29/2027	754,207
		JP Morgan Chase & Co.
	650,000	3.25%, 09/23/2022	671,178
	180,000	3.38%, 05/01/2023	183,804
	230,000	5.40%, 01/06/2042	278,326
		JPMorgan Chase & Co.
	100,000	6.30%, 04/23/2019	107,524
		Korea Development Bank
	550,000	2.50%, 03/11/2020	552,942
		Macquarie Bank Ltd.
	100,000	2.40%, 01/21/2020(3)	100,535
		Morgan Stanley
	425,000	2.50%, 01/24/2019	428,961
	320,000	3.13%, 07/27/2026	313,412
	550,000	3.63%, 01/20/2027	556,317
	875,000	3.70%, 10/23/2024	905,544
	575,000	4.10%, 05/22/2023	603,130
	550,000	5.75%, 01/25/2021	610,119
		National City Corp.
	125,000	6.88%, 05/15/2019	135,736
		NBK SPC Ltd.
	1,795,000	2.75%, 05/30/2022(3)	1,768,254
		Santander Bank NA
	1,000,000	8.75%, 05/30/2018	1,053,623

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Santander Holdings USA, Inc.
$	1,095,000	3.70%, 03/28/2022(3)	$1,111,956
		Santander UK plc
	640,000	2.50%, 03/14/2019	646,241
	625,000	5.00%, 11/07/2023(3)	676,161
		Skandinaviska Enskilda Banken AB
	575,000	2.45%, 05/27/2020(3)	580,368
		Societe Generale S.A.
	615,000	3.25%, 01/12/2022(3)	629,093
		SunTrust Bank
	200,000	3.30%, 05/15/2026	197,694
		U.S. Bancorp
	165,000	3.70%, 01/30/2024	174,547
		UBS AG
	540,000	2.20%, 06/08/2020(3)	542,893
		UBS Group Funding Switzerland AG
	785,000	2.95%, 09/24/2020(3)	801,954
	550,000	3.00%, 04/15/2021(3)	560,481
		Wells Fargo & Co.
	1,794,000	4.48%, 01/16/2024	1,932,637

			42,693,284

		Commercial Services - 0.3%
		Catholic Health Initiatives
	155,000	2.60%, 08/01/2018	155,846
	597,000	2.95%, 11/01/2022	584,676
	70,000	4.35%, 11/01/2042	64,762
		ERAC USA Finance LLC
	140,000	2.35%, 10/15/2019(3)	140,884
	510,000	4.50%, 08/16/2021(3)	547,588
	375,000	5.63%, 03/15/2042(3)	428,090
		Total System Services, Inc.
	730,000	3.80%, 04/01/2021	761,253

			2,683,099

		Diversified Financial Services - 0.5%
		Capital One Bank USA NA
	345,000	2.15%, 11/21/2018	345,596
	700,000	3.38%, 02/15/2023	710,424
		CDP Financial, Inc.
	575,000	4.40%, 11/25/2019(3)	607,044
		GE Capital International Funding Co.
	648,000	2.34%, 11/15/2020	654,959
	625,000	4.42%, 11/15/2035	676,659
		General Electric Co.
	115,000	3.10%, 01/09/2023	119,730
	230,000	4.63%, 01/07/2021	249,919
		LeasePlan Corp. N.V.
	655,000	2.88%, 01/22/2019(3)	657,889
		Synchrony Financial
	130,000	2.60%, 01/15/2019	130,985
	490,000	2.70%, 02/03/2020	494,203
	400,000	3.00%, 08/15/2019	406,441

			5,053,849

		Electric - 1.9%
		Berkshire Hathaway Energy Co.
	335,000	4.50%, 02/01/2045	367,912
		Dominion Energy, Inc.
	559,000	3.63%, 12/01/2024	576,917
	510,000	4.10%, 04/01/2021(5)	534,648
		Dominion Energy, Inc.
	320,000	2.96%, 07/01/2019(5)	325,728
		Duke Energy Carolinas LLC
	275,000	6.10%, 06/01/2037	357,901
		Duke Energy Corp.
	105,000	2.65%, 09/01/2026	101,594

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	550,000	3.05%, 08/15/2022	$564,207
	250,000	4.80%, 12/15/2045	278,450
		Electricite de France S.A.
	85,000	4.88%, 01/22/2044(3)	90,962
	525,000	5.63%, 01/22/2024(3)(4)(6)	542,062
		Emera U.S. Finance L.P.
	110,000	2.70%, 06/15/2021	110,696
		Entergy Corp.
	390,000	2.95%, 09/01/2026	378,822
		Eversource Energy
	60,000	3.15%, 01/15/2025	60,368
		FirstEnergy Corp.
	1,055,000	3.90%, 07/15/2027	1,063,372
		Fortis, Inc.
	505,000	3.06%, 10/04/2026	490,394
		Georgia Power Co.
	325,000	5.95%, 02/01/2039	405,821
		Indianapolis Power and Light Co.
	425,000	6.60%, 06/01/2037(3)	529,197
		NextEra Energy Capital Holdings, Inc.
	1,130,000	2.06%, 09/01/2017	1,130,427
	555,000	3.55%, 05/01/2027	574,002
		NiSource Finance Corp.
	70,000	4.80%, 02/15/2044	76,895
		Oglethorpe Power Corp.
	550,000	5.25%, 09/01/2050	600,043
		Oncor Electric Delivery Co. LLC
	115,000	2.95%, 04/01/2025	115,021
	340,000	4.10%, 06/01/2022	362,891
		Pacific Gas & Electric Co.
	135,000	3.85%, 11/15/2023	143,397
	285,000	5.13%, 11/15/2043	340,308
		SCANA Corp.
	631,000	4.13%, 02/01/2022	656,181
	1,085,000	4.75%, 05/15/2021	1,142,127
	1,110,000	6.25%, 04/01/2020	1,202,916
		South Carolina Electric & Gas Co.
	50,000	4.35%, 02/01/2042	51,505
	95,000	4.60%, 06/15/2043	100,483
	370,000	6.05%, 01/15/2038	449,917
		Southern California Edison Co.
	750,000	5.55%, 01/15/2037	926,625
		Southern Co.
	575,000	2.75%, 06/15/2020	583,823
	605,000	2.95%, 07/01/2023	607,944
		State Grid Overseas Investment Ltd.
	380,000	2.75%, 05/07/2019(3)	383,964
	520,000	2.75%, 05/04/2022(3)	520,185
	520,000	3.50%, 05/04/2027(3)	519,546

			17,267,251

		Engineering & Construction - 0.0%
		SBA Tower Trust	353,559

	355,000	2.88%, 07/10/2046(3)
		Food - 0.4%
		Kraft Heinz Foods Co.
	840,000	3.00%, 06/01/2026	809,003
	485,000	3.50%, 07/15/2022	503,420
	520,000	4.38%, 06/01/2046	505,259
		Kroger Co.
	125,000	3.30%, 01/15/2021	128,668
	525,000	3.85%, 08/01/2023	551,228
	230,000	4.00%, 02/01/2024	241,050
	25,000	4.45%, 02/01/2047	24,137

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Sigma Alimentos S.A. de C.V.
$510,000	4.13%, 05/02/2026(3)	$	518,160

			3,280,925

	Forest Products & Paper - 0.1%
	International Paper Co.
750,000	3.65%, 06/15/2024		775,670
530,000	4.35%, 08/15/2048		529,460

			1,305,130

	Gas - 0.2%
	Boston Gas Co.
125,000	3.15%, 08/01/2027(3)		124,883
	CenterPoint Energy Resources Corp.
359,000	4.50%, 01/15/2021		379,386
	KeySpan Gas East Corp.
560,000	2.74%, 08/15/2026(3)		541,266
	Sempra Energy
710,000	3.25%, 06/15/2027		706,864

			1,752,399

	Healthcare-Products - 0.1%
	Medtronic, Inc.
110,000	2.50%, 03/15/2020		111,898
405,000	3.15%, 03/15/2022		422,272
245,000	3.50%, 03/15/2025		256,838
65,000	3.63%, 03/15/2024		68,599
43,000	4.38%, 03/15/2035		47,627

			907,234

	Healthcare-Services - 0.4%
	Aetna, Inc.
495,000	2.80%, 06/15/2023		500,455
	Anthem, Inc.
631,000	3.30%, 01/15/2023		652,540
225,000	4.65%, 08/15/2044		244,896
	Ascension Health
40,000	4.85%, 11/15/2053		45,389
	Catholic Health Initiatives
290,000	4.20%, 08/01/2023		297,061
	Dignity Health
35,000	2.64%, 11/01/2019		35,462
80,000	3.81%, 11/01/2024		82,116
	Kaiser Foundation Hospitals
120,000	3.50%, 04/01/2022		125,724
120,000	4.88%, 04/01/2042		137,664
	Memorial Sloan-Kettering Cancer Center
120,000	4.20%, 07/01/2055		122,503
	SSM Health Care Corp.
1,120,000	3.82%, 06/01/2027		1,157,967
	UnitedHealth Group, Inc.
220,000	3.35%, 07/15/2022		230,567
340,000	3.75%, 07/15/2025		361,461

			3,993,805

	Household Products - 0.1%
	Procter & Gamble Co.
894,648	9.36%, 01/01/2021		1,023,358

	Insurance - 0.4%
	Berkshire Hathaway, Inc.
415,000	2.75%, 03/15/2023		423,437
	Chubb INA Holdings, Inc.
120,000	2.30%, 11/03/2020		121,375
185,000	3.35%, 05/15/2024		191,904
	Five Corners Funding Trust
115,000	4.42%, 11/15/2023(3)		125,034

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Jackson National Life Global Funding
$515,000	3.25%, 01/30/2024(3)	$525,560
	Liberty Mutual Group, Inc.
100,000	4.25%, 06/15/2023(3)	107,330
	Loews Corp.
165,000	2.63%, 05/15/2023	164,601
	MetLife, Inc.
60,000	1.90%, 12/15/2017	60,078
485,000	3.60%, 04/10/2024	509,251
160,000	4.88%, 11/13/2043	182,206
	Prudential Financial, Inc.
200,000	3.50%, 05/15/2024	209,248
300,000	4.50%, 11/15/2020	322,482
	Teachers Insurance & Annuity Association of America
100,000	4.90%, 09/15/2044(3)	111,391
	Trinity Acquisition plc
645,000	4.40%, 03/15/2026	678,997

		3,732,894

	Internet - 0.1%
	Alibaba Group Holding Ltd.
280,000	3.60%, 11/28/2024	289,528
	Amazon.com, Inc.
285,000	2.50%, 11/29/2022	288,674
530,000	4.80%, 12/05/2034	605,957
100,000	4.95%, 12/05/2044	117,302

		1,301,461

	IT Services - 0.1%
	Apple, Inc.
25,000	2.45%, 08/04/2026	24,051
300,000	2.85%, 05/06/2021	309,135
225,000	3.00%, 02/09/2024	230,058
170,000	3.25%, 02/23/2026	173,552
270,000	3.45%, 05/06/2024	283,150
35,000	4.45%, 05/06/2044	38,471

		1,058,417

	Lodging - 0.1%
	Marriott International, Inc.
670,000	2.30%, 01/15/2022	663,994
450,000	2.88%, 03/01/2021	457,493

		1,121,487

	Machinery-Construction & Mining - 0.1%
	Caterpillar Financial Services Corp.
400,000	3.30%, 06/09/2024	413,803
	Caterpillar, Inc.
170,000	3.40%, 05/15/2024	177,195
30,000	4.30%, 05/15/2044	32,256

		623,254

	Media - 0.6%
	21st Century Fox America, Inc.
180,000	4.00%, 10/01/2023	190,747
220,000	4.50%, 02/15/2021	236,085
300,000	4.75%, 09/15/2044	318,557
	Charter Communications Operating LLC / Charter Communications
	Operating Capital
280,000	6.48%, 10/23/2045	330,065
	Comcast Corp.
450,000	3.13%, 07/15/2022	466,564
450,000	4.40%, 08/15/2035	487,815
150,000	6.40%, 05/15/2038	201,692
	Cox Communications, Inc.
35,000	4.60%, 08/15/2047(3)(7)	34,998
920,000	4.80%, 02/01/2035(3)	908,992

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Grupo Televisa S.A.B.
$	430,000	6.13%, 01/31/2046	$491,531
		Sky plc
	200,000	2.63%, 09/16/2019(3)	201,652
	920,000	3.75%, 09/16/2024(3)	949,388
		Time Warner Cable LLC
	80,000	6.55%, 05/01/2037	95,802
	60,000	7.30%, 07/01/2038	76,481
	106,000	8.25%, 04/01/2019	116,616
	5,000	8.75%, 02/14/2019	5,501
		Time Warner Entertainment Co., L.P.
	30,000	8.38%, 03/15/2023	37,583
		Viacom, Inc.
	145,000	3.88%, 12/15/2021	150,828

			5,300,897

		Mining - 0.1%
		Glencore Finance Canada Ltd.
	725,000	4.25%, 10/25/2022(3)	764,418

		Miscellaneous Manufacturing - 0.1%
		Parker-Hannifin Corp.
	90,000	4.45%, 11/21/2044	97,981
		Pentair Finance S.A.
	280,000	2.90%, 09/15/2018	282,668
		Siemens Financieringsmaatschappij N.V.
	850,000	3.13%, 03/16/2024(3)	871,468

			1,252,117

		Oil & Gas - 1.1%
		Anadarko Petroleum Corp.
	495,000	4.85%, 03/15/2021	528,272
		BG Energy Capital plc
	450,000	4.00%, 10/15/2021(3)	478,157
		BP Capital Markets plc
	130,000	3.25%, 05/06/2022	134,544
	570,000	3.81%, 02/10/2024	600,711
	25,000	3.99%, 09/26/2023	26,762
	575,000	4.75%, 03/10/2019	602,622
		ConocoPhillips Co.
	46,000	2.88%, 11/15/2021	46,917
	260,000	3.35%, 05/15/2025	265,867
	85,000	4.20%, 03/15/2021	90,906
	65,000	4.30%, 11/15/2044	66,635
	40,000	4.95%, 03/15/2026	45,055
	16,000	5.75%, 02/01/2019	16,932
		Devon Energy Corp.
	1,052,000	3.25%, 05/15/2022	1,062,447
		Marathon Oil Corp.
	265,000	2.70%, 06/01/2020	264,036
		Noble Energy, Inc.
	360,000	4.15%, 12/15/2021	380,762
		Petroleos Mexicanos
	80,000	5.38%, 03/13/2022(3)	85,240
	1,300,000	5.50%, 01/21/2021	1,393,600
	875,000	6.75%, 09/21/2047	920,500
		Phillips 66
	175,000	4.88%, 11/15/2044	189,644
		Pioneer Natural Resources Co.
	755,000	7.50%, 01/15/2020	847,917
		Shell International Finance B.V.
	190,000	3.25%, 05/11/2025	195,256
	200,000	4.38%, 03/25/2020	213,239
		Sinopec Group Overseas Development Ltd.
	890,000	2.50%, 04/28/2020(3)	894,893
		Statoil ASA
	70,000	2.25%, 11/08/2019	70,696

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	30,000	2.45%, 01/17/2023	$29,908
	30,000	2.65%, 01/15/2024	29,766
	95,000	2.75%, 11/10/2021	96,632
	355,000	2.90%, 11/08/2020	364,266
	35,000	3.25%, 11/10/2024	35,767
	5,000	3.70%, 03/01/2024	5,293
		Total Capital International S.A.
	325,000	2.70%, 01/25/2023	329,582

			10,312,824

		Oil & Gas Services - 0.1%
		Schlumberger Holdings Corp.
	250,000	3.00%, 12/21/2020(3)	255,198
		Schlumberger Investment S.A.
	330,000	3.65%, 12/01/2023	348,999

			604,197

		Pharmaceuticals - 1.2%
		AbbVie, Inc.
	775,000	1.80%, 05/14/2018	776,133
	60,000	3.20%, 11/06/2022	61,807
		Allergan Funding SCS
	300,000	3.00%, 03/12/2020	307,018
	450,000	3.45%, 03/15/2022	468,191
	475,000	4.55%, 03/15/2035	509,109
	125,000	4.85%, 06/15/2044	137,784
		Bayer US Finance LLC
	700,000	3.00%, 10/08/2021(3)	717,366
		Cardinal Health, Inc.
	195,000	2.40%, 11/15/2019	196,238
	230,000	3.08%, 06/15/2024	233,284
	730,000	3.50%, 11/15/2024	746,060
	200,000	4.50%, 11/15/2044	208,245
		EMD Finance LLC
	705,000	2.95%, 03/19/2022(3)	719,963
	670,000	3.25%, 03/19/2025(3)	676,368
		Express Scripts Holding Co.
	315,000	2.25%, 06/15/2019	316,799
		Forest Laboratories LLC
	121,000	4.88%, 02/15/2021(3)	130,607
	225,000	5.00%, 12/15/2021(3)	246,777
		McKesson Corp.
	25,000	2.85%, 03/15/2023	25,092
	535,000	3.80%, 03/15/2024	563,058
		Merck & Co., Inc.
	430,000	2.75%, 02/10/2025	431,766
	315,000	2.80%, 05/18/2023	323,768
	125,000	4.15%, 05/18/2043	133,975
		Mylan N.V.
	510,000	3.00%, 12/15/2018	517,181
		Teva Pharmaceutical Finance Co. B.V.
	225,000	3.65%, 11/10/2021	233,541
		Teva Pharmaceutical Finance Netherlands B.V.
	1,865,000	2.80%, 07/21/2023	1,830,432
	255,000	4.10%, 10/01/2046	231,904

			10,742,466

		Pipelines - 0.7%
		Columbia Pipeline Group, Inc.
	225,000	2.45%, 06/01/2018	226,043
	400,000	4.50%, 06/01/2025	429,095
		Energy Transfer L.P.
	285,000	3.60%, 02/01/2023	288,270
	300,000	5.15%, 03/15/2045	291,993
	214,000	7.60%, 02/01/2024	253,194
		Enterprise Products Operating LLC
	250,000	3.95%, 02/15/2027	262,091

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Kinder Morgan Energy Partners L.P.
$	419,000	4.25%, 09/01/2024	$433,748
	275,000	4.30%, 05/01/2024	285,372
	525,000	6.95%, 01/15/2038	634,379
		Phillips 66 Partners L.P.
	835,000	3.61%, 02/15/2025	835,655
		Regency Energy Partners L.P. / Regency Energy Finance Corp.
	340,000	4.50%, 11/01/2023	356,811
		Sunoco Logistics Partners Operations L.P.
	155,000	3.45%, 01/15/2023	155,825
	435,000	4.40%, 04/01/2021	458,499
		TransCanada PipeLines Ltd.
	285,000	4.88%, 01/15/2026	320,447
		Transcanada Trust
	465,000	5.30%, 03/15/2077(4)	481,275
		Western Gas Partners L.P.
	780,000	4.00%, 07/01/2022	804,676

			6,517,373

		Real Estate - 0.1%
		WEA Finance LLC / Westfield UK & Europe Finance plc
	650,000	2.70%, 09/17/2019(3)	656,467

		Real Estate Investment Trusts - 0.3%
		American Tower Corp.
	450,000	3.45%, 09/15/2021	467,147
	240,000	5.00%, 02/15/2024	265,721
		AvalonBay Communities, Inc.
	150,000	3.63%, 10/01/2020	156,329
		DDR Corp.
	425,000	4.63%, 07/15/2022	446,519
		HCP, Inc.
	670,000	4.00%, 06/01/2025	694,670
		Scentre Group Trust
	345,000	2.38%, 11/05/2019(3)	345,957

			2,376,343

		Retail - 0.4%
		Alimentation Couche - Tard, Inc.
	205,000	3.55%, 07/26/2027(3)	206,516
		AutoZone, Inc.
	200,000	3.13%, 07/15/2023	202,584
	355,000	3.70%, 04/15/2022	370,371
	425,000	3.75%, 06/01/2027	430,912
		CVS Health Corp.
	695,000	4.00%, 12/05/2023	743,719
	160,000	4.88%, 07/20/2035	177,813
	375,000	5.13%, 07/20/2045	430,339
		Home Depot, Inc.
	75,000	4.40%, 03/15/2045	81,343
		Lowe’s Cos., Inc.
	600,000	4.63%, 04/15/2020	638,302
		O’Reilly Automotive, Inc.
	335,000	3.80%, 09/01/2022	351,012

			3,632,911

		Savings & Loans - 0.1%
		Nationwide Building Society
	595,000	2.35%, 01/21/2020(3)	598,884

		Semiconductors - 0.1%
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	450,000	3.63%, 01/15/2024(3)	463,077
		QUALCOMM, Inc.
	490,000	2.90%, 05/20/2024	494,014

			957,091

		Software - 0.2%
		Microsoft Corp.

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	475,000	2.40%, 08/08/2026	$458,302
	610,000	2.88%, 02/06/2024	623,964
	365,000	3.70%, 08/08/2046	360,539

			1,442,805

		Telecommunications - 0.6%
		America Movil S.A.B. de C.V.
	775,000	3.13%, 07/16/2022	796,980
		AT&T, Inc.
	65,000	3.95%, 01/15/2025	66,512
	460,000	4.45%, 04/01/2024	489,093
	231,000	4.50%, 03/09/2048	213,065
	215,000	4.75%, 05/15/2046	206,458
	3,000	5.35%, 09/01/2040	3,154
		GTP Acquisition Partners I LLC
	165,000	2.35%, 06/15/2045(3)	163,366
		Orange S.A.
	650,000	4.13%, 09/14/2021	695,577
	200,000	9.00%, 03/01/2031	304,360
		Verizon Communications, Inc.
	450,000	2.95%, 03/15/2022	454,607
	45,000	3.45%, 03/15/2021	46,647
	880,000	4.50%, 09/15/2020	940,903
	916,000	4.52%, 09/15/2048	850,948
	130,000	4.75%, 11/01/2041	127,470
	93,000	4.81%, 03/15/2039	93,146

			5,452,286

		Transportation - 0.2%
		FedEx Corp.
	80,000	2.70%, 04/15/2023	80,498
	280,000	4.90%, 01/15/2034	314,232
	300,000	5.10%, 01/15/2044	341,670
		Kansas City Southern
	309,000	4.95%, 08/15/2045	339,377
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	405,000	3.20%, 07/15/2020(3)	417,239
	400,000	3.38%, 02/01/2022(3)	413,485

			1,906,501

		Total Corporate Bonds (cost $153,587,834)	$158,527,534

Foreign Government Obligations - 0.5%
		Japan - 0.1%
		Japan Bank for International Cooperation
	510,000	2.13%, 06/01/2020	$511,704
	776,000	2.13%, 07/21/2020	778,716

			1,290,420

		Mexico - 0.1%
		Mexico Government International Bond
	372,000	3.50%, 01/21/2021	390,414

		Qatar - 0.2%
		Qatar Government International Bond
	1,495,000	2.38%, 06/02/2021(3)	1,475,266
	660,000	5.25%, 01/20/2020(3)	702,769

			2,178,035

		Saudi Arabia - 0.0%
		Saudi Government International Bond
	265,000	2.38%, 10/26/2021(3)	260,929

		South Korea - 0.1%
		Export - Import Bank of Korea
	680,000	1.75%, 05/26/2019	675,830

		Total Foreign Government Obligations (cost $4,747,176)	$4,795,628

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Municipal Bonds - 1.5%
		General - 0.4%
		Chicago, IL, Transit Auth
$	425,000	6.30%, 12/01/2021	$	457,559
	600,000	6.90%, 12/01/2040		773,274
		City of Sacramento CA
	140,000	6.42%, 08/01/2023		162,848
		Kansas, Development FA
	370,000	4.93%, 04/15/2045		414,241
		New Jersey State Econ DA
	570,000	3.80%, 06/15/2018		574,520
	125,000	3.88%, 06/15/2019		126,829
		New York City, Transitional FA Building Aid Rev
	130,000	6.83%, 07/15/2040		178,186
		New York State Urban Development Corp.
	1,245,000	2.10%, 03/15/2022		1,244,801

				3,932,258

		General Obligation - 0.5%
		California State, GO Taxable
	525,000	7.35%, 11/01/2039		778,591
	250,000	7.55%, 04/01/2039		385,610
		Chicago, IL, Metropolitan Water Reclamation GO
	130,000	5.72%, 12/01/2038		161,739
		Illinois State, GO
	1,800,000	5.10%, 06/01/2033		1,804,806
	30,000	5.16%, 02/01/2018		30,354
	185,000	5.20%, 03/01/2018		187,819
	845,000	5.67%, 03/01/2018		859,137
		Los Angeles, CA, USD GO
	665,000	5.75%, 07/01/2034		849,637

				5,057,693

		Higher Education - 0.1%
		University of California, Build America Bonds Rev
	370,000	5.77%, 05/15/2043		472,005

		Medical - 0.1%
		University of California, Regents MedCenter Pooled Rev
	150,000	6.55%, 05/15/2048		202,680
	375,000	6.58%, 05/15/2049		507,877

				710,557

		Power - 0.0%
		New York, Utility Debt Securitization Auth
	100,000	3.44%, 12/15/2025		103,752

		Transportation - 0.3%
		Illinois State Toll Highway Auth, Taxable Rev
	350,000	6.18%, 01/01/2034		450,097
		Maryland State Transportation Auth
	255,000	5.89%, 07/01/2043		332,163
		New York and New Jersey PA, Taxable Rev
	200,000	4.81%, 10/15/2065		228,924
	185,000	5.86%, 12/01/2024		224,103
	115,000	6.04%, 12/01/2029		148,439
		North Texas Tollway Auth Rev
	730,000	6.72%, 01/01/2049		1,054,733

				2,438,459

		Utility - Electric - 0.1%
		Municipal Electric Auth Georgia
	365,000	6.64%, 04/01/2057		469,076

		Total Municipal Bonds (cost $11,774,415)	$	13,183,800

U.S. Government Agencies - 0.2%
		FHLMC - 0.0%
$	37,924	4.00%, 03/01/2041	$	40,095

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		FNMA - 0.0%
	16,898	4.50%, 04/01/2041		18,289

		GNMA - 0.2%
	842	6.00%, 11/20/2023		936
	1,272	6.00%, 12/20/2023		1,424
	257	6.00%, 01/20/2024		285
	1,593	6.00%, 02/20/2024		1,771
	5,254	6.00%, 06/20/2024		5,840
	254	6.00%, 02/20/2026		282
	777	6.00%, 02/20/2027		865
	253	6.00%, 01/20/2028		281
	6,143	6.00%, 02/20/2028		6,839
	9,729	6.00%, 04/20/2028		11,023
	3,376	6.00%, 06/15/2028		3,838
	26,933	6.00%, 07/20/2028		30,561
	24,900	6.00%, 08/20/2028		28,264
	5,791	6.00%, 10/15/2028		6,527
	37,687	6.00%, 11/15/2028		42,804
	26,155	6.00%, 03/20/2029		29,715
	24,391	6.00%, 09/20/2029		27,627
	74,703	6.00%, 04/20/2030		83,115
	20,432	6.00%, 06/20/2030		22,731
	2,865	6.00%, 08/15/2034		3,258
	50	6.50%, 04/15/2026		55
	35,772	6.50%, 03/15/2028		39,233
	4,654	6.50%, 05/15/2028		5,097
	20,622	6.50%, 07/15/2028		22,584
	16,361	6.50%, 10/15/2028		17,955
	1,084	6.50%, 12/15/2028		1,200
	34,307	6.50%, 01/15/2029		37,572
	12,048	6.50%, 02/15/2029		13,379
	93,426	6.50%, 03/15/2029		102,317
	15,053	6.50%, 04/15/2029		16,620
	11,772	6.50%, 05/15/2029		12,974
	10,014	6.50%, 06/15/2029		11,055
	18,036	6.50%, 02/15/2035		20,908
	42,805	7.00%, 11/15/2031		48,886
	26,863	7.00%, 03/15/2032		30,754
	200,992	7.00%, 11/15/2032		240,831
	5,709	7.00%, 01/15/2033		6,735
	20,014	7.00%, 05/15/2033		23,561
	38,433	7.00%, 07/15/2033		44,801
	56,438	7.00%, 11/15/2033		66,487
	2,234	8.00%, 12/15/2029		2,284
	3,381	8.00%, 04/15/2030		3,670
	7,527	8.00%, 05/15/2030		7,659
	647	8.00%, 07/15/2030		702
	9,658	8.00%, 08/15/2030		10,018
	13,957	8.00%, 11/15/2030		14,951
	78,677	8.00%, 02/15/2031		85,008

				1,195,282

		Total U.S. Government Agencies (cost $1,109,479)	$	1,253,666

U.S. Government Securities - 9.9%
		Other Direct Federal Obligations - 0.6%
		Financing Corp.
	5,000,000	9.80%, 04/06/2018		5,291,375

		U.S. Treasury Securities - 9.3%
		U.S. Treasury Bonds - 3.0%
$	5,720,000	2.50%, 02/15/2045	$	5,283,404
	590,000	2.50%, 02/15/2046		543,284
	745,000	2.50%, 05/15/2046		685,487
	865,000	2.75%, 11/15/2042		846,146
	4,275,000	2.88%, 05/15/2043		4,273,666

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

625,000	2.88%, 08/15/2045			622,070
5,600,000	2.88%, 11/15/2046			5,566,747
500,000	3.00%, 11/15/2044			510,684
525,000	3.00%, 02/15/2047			535,090
1,600,000	3.00%, 05/15/2047			1,632,187
2,167,500	3.13%, 02/15/2043			2,267,916
2,685,000	3.13%, 08/15/2044(8)			2,807,817
1,430,000	3.38%, 05/15/2044			1,563,951

				27,138,449

	U.S. Treasury Notes - 6.3%
13,170,430	0.38%, 01/15/2027(9)			12,997,160
1,350,000	0.63%, 11/30/2017			1,347,794
75,000	0.75%, 10/31/2017			74,935
2,500,000	1.00%, 12/15/2017			2,498,785
405,000	1.25%, 11/30/2018			404,778
1,780,000	1.25%, 03/31/2021			1,754,621
3,125,000	1.38%, 09/30/2018			3,127,806
6,860,000	1.38%, 08/31/2020			6,827,840
2,220,000	1.38%, 01/31/2021			2,201,530
1,790,000	1.50%, 04/15/2020			1,791,819
6,285,000	1.50%, 03/31/2023			6,134,996
7,755,000	1.63%, 07/31/2019			7,794,985
7,925,000	1.75%, 09/30/2019			7,987,845
2,950,000	1.88%, 03/31/2022			2,958,758
135,000	2.38%, 05/15/2027			135,965

				58,039,617

				85,178,066

	Total U.S. Government Securities (cost $89,536,391)		$	90,469,441

	Total Long-Term Investments (cost $735,636,633)		$	884,651,001

Short-Term Investments - 2.5%
	Other Investment Pools & Funds - 1.8%
16,596,305	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$	16,596,305

	U.S. Treasury - 0.7%
1,645,900	0.92%, 10/12/2017(10)			1,642,328
4,800,000	0.96%, 10/12/2017(10)			4,789,584

				6,431,912

	Total Short-Term Investments (cost $23,030,008)		$	23,028,217

	Total Investments (cost $758,666,641)^	99.7%	$	907,679,218
	Other Assets and Liabilities	0.3%		3,140,650

	Total Net Assets	100.0%	$	910,819,868

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	160,800,987
Unrealized Depreciation		(11,788,410)

Net Unrealized Appreciation	$	149,012,577

*	Non-income producing.
(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost
08/2011	2,006,600	Allstar Co.	$	872,909
11/2013	13,296	Tory Burch LLC		1,042,090

			$	1,914,999

At July 31, 2017, the aggregate value of these securities was $628,745, which represents 0.1% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $628,745, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $60,979,970, which represented 6.7% of total net assets.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $34,785 at July 31, 2017.
(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Ultra Bond Future	15	09/20/2017	$2,452,605	$2,467,500	$14,895

Short position contracts:
U.S. Treasury 10-Year Note Future	34	09/20/2017	$4,289,621	$4,280,281	$9,340

Total futures contracts					$24,235

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

The Hartford Balanced Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$65,715,461	$65,715,461	$—	$—
Capital Goods	44,189,341	44,189,341	—	—
Commercial & Professional Services	6,340,534	6,340,534	—	—
Consumer Durables & Apparel	12,362,172	12,362,172	—	—
Consumer Services	13,429,784	13,429,784	—	—
Diversified Financials	19,673,822	19,673,822	—	—
Energy	36,731,141	36,731,141	—	—
Food, Beverage & Tobacco	29,477,293	20,185,498	9,291,795	—
Health Care Equipment & Services	21,749,789	21,749,789	—	—
Household & Personal Products	6,652,321	6,652,321	—	—
Insurance	23,719,035	23,719,035	—	—
Materials	17,544,157	17,544,157	—	—
Media	17,162,286	17,162,286	—	—
Pharmaceuticals, Biotechnology & Life Sciences	67,757,513	53,051,934	14,705,579	—
Real Estate	6,870,462	6,870,462	—	—
Retailing	20,645,589	20,016,844	—	628,745
Semiconductors & Semiconductor Equipment	34,215,068	34,215,068	—	—
Software & Services	72,667,180	72,667,180	—	—
Technology Hardware & Equipment	43,218,784	43,218,784	—	—
Transportation	8,065,886	8,065,886	—	—
Utilities	14,515,503	14,515,503	—	—
Asset & Commercial Mortgage Backed Securities	33,717,811	—	33,717,811	—
Corporate Bonds	158,527,534	—	158,527,534	—
Foreign Government Obligations	4,795,628	—	4,795,628	—
Municipal Bonds	13,183,800	—	13,183,800	—
U.S. Government Agencies	1,253,666	—	1,253,666	—
U.S. Government Securities	90,469,441	—	90,469,441	—
Short-Term Investments	23,028,217	16,596,305	6,431,912	—
Futures Contracts(2)	24,235	24,235	—	—

Total	$907,703,453	$574,697,542	$332,377,166	$628,745

(1) For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $540,000 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 45.4%
	Banks - 5.8%
1,487,456	BB&T Corp.	$70,386,418
2,562,236	JP Morgan Chase & Co.	235,213,265
143,833	MGIC Investment Corp.*	1,678,531
643,998	National Bank of Canada	29,003,800
424,099	PNC Financial Services Group, Inc.	54,623,951
1,082,943	US Bancorp	57,157,732
3,869,043	Wells Fargo & Co.	208,696,179

		656,759,876

	Capital Goods - 3.0%
280,910	3M Co.	56,510,665
574,790	Caterpillar, Inc.	65,497,320
1,239,935	Eaton Corp. plc	97,024,914
3,354,156	General Electric Co.	85,899,935
134,039	Lockheed Martin Corp.	39,156,813

		344,089,647

	Consumer Durables & Apparel - 0.6%
1,103,696	VF Corp.	68,638,854

	Consumer Services - 0.2%
163,692	McDonald’s Corp.	25,395,177

	Diversified Financials - 1.9%
265,200	BlackRock, Inc.	113,115,756
1,464,485	Invesco Ltd.	50,920,143
1,102,719	Thomson Reuters Corp.	50,603,775

		214,639,674

	Energy - 6.2%
1,910,679	Canadian Natural Resources Ltd.	58,466,777
1,133,042	Chevron Corp.	123,716,856
376,949	Enbridge, Inc.	15,628,306
996,493	Exxon Mobil Corp.	79,759,300
2,552,891	Kinder Morgan, Inc.	52,155,563
1,013,614	Marathon Petroleum Corp.	56,752,248
1,085,630	Occidental Petroleum Corp.	67,233,066
752,970	Phillips 66	63,061,238
3,365,189	Suncor Energy, Inc.	109,772,465
1,615,639	TransCanada Corp.	82,547,587

		709,093,406

	Food, Beverage & Tobacco - 4.3%
578,681	Altria Group, Inc.	37,596,905
1,307,105	British American Tobacco plc	81,309,429
807,743	Coca-Cola Co.	37,026,939
312,751	Diageo plc ADR	40,835,898
748,534	Kraft Heinz Co.	65,466,784
410,239	PepsiCo, Inc.	47,837,970
1,572,238	Philip Morris International, Inc.	183,495,897

		493,569,822

	Household & Personal Products - 1.3%
233,411	Procter & Gamble Co.	21,198,387
2,129,971	Unilever N.V.	123,900,413

		145,098,800

	Insurance - 1.5%
1,795,238	MetLife, Inc.	98,738,090
1,122,263	Principal Financial Group, Inc.	74,911,055

		173,649,145

	Materials - 2.3%
490,473	Agrium, Inc.	49,096,347
1,744,718	Dow Chemical Co.	112,080,685
1,069,134	International Paper Co.	58,780,987

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

394,256	LyondellBasell Industries N.V. Class A	$35,518,523

		255,476,542

	Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
1,004,563	Bristol-Myers Squibb Co.	57,159,635
747,564	Eli Lilly & Co.	61,793,640
1,330,653	Johnson & Johnson	176,604,266
1,719,025	Merck & Co., Inc.	109,811,317
855,034	Novartis AG	72,829,841
4,353,439	Pfizer, Inc.	144,360,038
240,312	Roche Holding AG	60,839,617

		683,398,354

	Retailing - 0.8%
352,175	Home Depot, Inc.	52,685,380
808,379	L Brands, Inc.	37,500,702

		90,186,082

	Semiconductors & Semiconductor Equipment - 2.6%
1,147,715	Analog Devices, Inc.	90,680,962
3,204,740	Intel Corp.	113,672,128
976,104	Maxim Integrated Products, Inc.	44,354,166
872,942	QUALCOMM, Inc.	46,431,785

		295,139,041

	Software & Services - 1.6%
2,425,326	Microsoft Corp.	176,321,200

	Technology Hardware & Equipment - 1.4%
5,061,564	Cisco Systems, Inc.	159,186,188

	Telecommunication Services - 1.4%
1,423,945	BCE, Inc.	66,837,186
1,853,500	Verizon Communications, Inc.	89,709,400

		156,546,586

	Transportation - 1.1%
863,349	Union Pacific Corp.	88,890,413
312,356	United Parcel Service, Inc. Class B	34,449,743

		123,340,156

	Utilities - 3.4%
1,343,727	Dominion Energy, Inc.	103,708,850
576,611	Duke Energy Corp.	49,081,128
1,045,289	Eversource Energy	63,543,118
704,442	National Grid plc	8,716,677
420,579	NextEra Energy, Inc.	61,442,386
439,438	Sempra Energy	49,660,889
3,799,308	TCEH Corp.*(1)(2)	4
93,317	Vistra Energy Corp.	1,533,198
993,420	Xcel Energy, Inc.	46,998,700

		384,684,950

	Total Common Stocks (cost $4,338,356,653)	$5,155,213,500

Preferred Stocks - 0.0%
	Diversified Financials - 0.0%
20,975	GMAC Capital Trust Series 2 6.97%(3)	556,886

	Total Preferred Stocks (cost $550,936)	$556,886

Asset & Commercial Mortgage Backed Securities - 0.7%
	Asset-Backed - Finance & Insurance - 0.0%
	Lehman XS Trust
$815,998	1.75%, 11/25/2035(3)	$541,959

	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
981,481	1.28%, 12/25/2046(3)	719,788
816,705	1.30%, 12/25/2046(3)	464,461
1,741,264	1.31%, 02/25/2037(3)	971,716

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	1,095,289	1.32%, 12/25/2036(3)	$524,677
	5,599,151	1.33%, 03/25/2037(3)	3,103,161
	2,233,225	1.39%, 06/25/2036(3)	1,059,665
	2,161,638	1.41%, 11/25/2036(3)	1,084,586
	657,597	1.46%, 04/25/2047(3)	449,580
	4,681,837	1.47%, 11/25/2036(3)	2,799,838
	279,325	1.53%, 03/25/2036(3)	203,644
	941,376	1.55%, 04/25/2047(3)	648,934
	1,306,781	5.99%, 06/25/2036(3)	700,995
	4,230,029	6.00%, 11/25/2036(4)	2,704,529
	548,417	6.30%, 06/25/2036(4)	294,045
		Morgan Stanley Asset Backed Securities Capital I, Inc. Trust
	3,420,000	2.48%, 07/25/2037(3)	2,759,217
		Morgan Stanley Mortgage Loan Trust
	1,379,941	1.40%, 11/25/2036(3)	578,883
		Renaissance Home Equity Loan Trust
	1,258,545	6.12%, 11/25/2036(4)	781,759
		Soundview Home Loan Trust
	1,995,000	1.48%, 11/25/2036(3)	1,588,296

			21,437,774

		Commercial Mortgage - Backed Securities - 0.1%
		Commercial Mortgage Pass-Through Certificates
	270,000	4.75%, 10/15/2045(3)(5)	172,163
	1,130,000	4.77%, 10/15/2045(3)(5)	984,778
		Commercial Mortgage Trust
	815,000	4.26%, 07/10/2045(3)(5)	702,419
	380,000	4.33%, 12/10/2045(3)(5)	342,677
	2,070,000	4.57%, 10/15/2045(3)(5)	1,389,593
		GS Mortgage Securities Corp. Trust
	7,730,000	1.92%, 07/15/2032(3)(5)(6)	7,730,000
		GS Mortgage Securities Trust
	855,000	4.83%, 11/10/2045(3)(5)	813,349
	1,000,000	4.86%, 04/10/2047(3)(5)	802,085
		JP Morgan Chase Commercial Mortgage Securities Trust
	500,000	2.73%, 10/15/2045(3)(5)	211,215
	850,000	5.41%, 08/15/2046(3)(5)	865,322
		Morgan Stanley Bank of America Merrill Lynch Trust
	960,000	4.50%, 08/15/2045(5)	679,540
		WF-RBS Commercial Mortgage Trust
	1,085,599	3.02%, 11/15/2047(5)	459,010

			15,152,151

		Whole Loan Collateral CMO - 0.4%
		Alternative Loan Trust
	2,987,105	1.50%, 01/25/2036(3)	2,790,256
	178,999	1.55%, 11/25/2035(3)	153,849
	1,731,469	1.68%, 04/25/2035(3)	1,535,298
	5,205,038	2.13%, 08/25/2035(3)	4,621,043
	808,578	5.75%, 05/25/2036	623,901
	180,258	6.00%, 05/25/2036	151,242
	861,982	6.00%, 12/25/2036	597,258
		Banc of America Funding Trust
	760,764	5.77%, 05/25/2037(3)	765,827
		Bear Stearns Adjustable Rate Mortgage Trust
	705,532	2.83%, 10/25/2035(3)	692,507
	323,922	3.65%, 06/25/2047(3)	308,811
		Bear Stearns Alt-A Trust
	1,506,161	1.55%, 08/25/2036(3)	1,407,196
	1,152,046	1.71%, 02/25/2036(3)	1,053,647
		Bear Stearns Mortgage Funding Trust
	1,600,672	1.41%, 10/25/2036(3)	1,420,233
		Chase Mortgage Finance Trust
	585,000	5.50%, 11/25/2035	559,053
		CHL Mortgage Pass-Through Trust
	1,580,380	1.91%, 03/25/2035(3)	1,418,157
	2,756,713	3.01%, 11/20/2035(3)	2,514,529

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$486,806	3.18%, 09/25/2047(3)	$452,836
640,908	3.26%, 03/20/2036(3)	586,938
	Credit Suisse First Boston Mortgage Securities Corp.
370,199	5.50%, 06/25/2035	354,823
	GreenPoint Mortgage Funding Trust
2,149,390	2.13%, 10/25/2045(3)	1,672,580
	GSR Mortgage Loan Trust
1,591,701	3.38%, 01/25/2036(3)	1,544,353
	HarborView Mortgage Loan Trust
384,043	1.93%, 01/19/2035(3)	268,876
3,821,497	2.23%, 10/25/2037(3)	2,947,903
	IndyMac IMSC Mortgage Loan Trust
2,934,350	1.38%, 03/25/2047(3)	2,265,118
	IndyMac Index Mortgage Loan Trust
770,195	1.63%, 07/25/2046(3)	547,092
	JP Morgan Mortgage Trust
2,695,407	3.37%, 05/25/2036(3)	2,492,031
222,646	3.46%, 04/25/2037(3)	200,211
	Residential Funding Mortgage Securities, Inc.
720,629	6.00%, 07/25/2037	669,982
	Structured Asset Mortgage Investments Trust
2,031,391	1.46%, 02/25/2036(3)	1,806,710
	Structured Asset Securities Corp.
719,781	5.75%, 06/25/2035	671,310
	Wells Fargo Alternative Loan Trust
776,903	3.29%, 12/28/2037(3)	760,174
	Wells Fargo Mortgage Backed Securities Trust
4,362,522	3.25%, 04/25/2036(3)	4,384,347
578,879	3.26%, 09/25/2036(3)	571,538

		42,809,629

	Whole Loan Collateral PAC - 0.0%
	Alternative Loan Trust
453,260	1.73%, 12/25/2035(3)	329,201

	Total Asset & Commercial Mortgage Backed Securities
	(cost $79,950,165)	$80,270,714

Corporate Bonds - 44.9%
	Aerospace/Defense - 0.7%
	BAE Systems Holdings, Inc.
$4,085,000	3.80%, 10/07/2024(5)	$4,289,344
	BAE Systems plc
4,220,000	4.75%, 10/11/2021(5)	4,580,253
	DAE Funding LLC
670,000	4.50%, 08/01/2022(5)(6)	681,725
690,000	5.00%, 08/01/2024(5)(6)	704,663
	Embraer Netherlands Finance B.V.
5,220,000	5.40%, 02/01/2027	5,496,660
	Lockheed Martin Corp.
—	2.50%, 11/23/2020	—
16,120,000	3.55%, 01/15/2026	16,771,715
5,800,000	3.60%, 03/01/2035	5,710,964
1,025,000	3.80%, 03/01/2045	1,003,682
1,025,000	4.50%, 05/15/2036	1,124,619
2,710,000	4.70%, 05/15/2046	3,043,395
480,000	4.85%, 09/15/2041	540,124
	Northrop Grumman Corp.
15,590,000	3.20%, 02/01/2027	15,859,504
	Raytheon Co.
2,435,000	4.70%, 12/15/2041	2,772,316
	United Technologies Corp.
13,900,000	2.80%, 05/04/2024	14,009,796
3,465,000	4.05%, 05/04/2047	3,569,910
1,925,000	4.50%, 06/01/2042	2,097,892
950,000	6.13%, 07/15/2038	1,248,997

		83,505,559

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Agriculture - 0.6%
		Altria Group, Inc.
$	5,685,000	2.63%, 09/16/2026	$	5,513,313
	8,490,000	2.85%, 08/09/2022		8,662,423
	445,000	3.88%, 09/16/2046		424,337
	1,560,000	4.25%, 08/09/2042		1,588,111
	1,640,000	5.38%, 01/31/2044		1,936,381
		Imperial Brands Finance plc
	5,525,000	2.05%, 02/11/2018(5)		5,529,873
	2,350,000	2.95%, 07/21/2020(5)		2,400,067
	9,400,000	3.50%, 02/11/2023(5)		9,684,087
	6,090,000	3.75%, 07/21/2022(5)		6,387,070
		Philip Morris International, Inc.
	1,230,000	4.13%, 03/04/2043		1,227,873
	7,065,000	4.25%, 11/10/2044		7,246,295
	4,680,000	4.50%, 03/20/2042		4,936,764
		Reynolds American, Inc.
	4,170,000	5.70%, 08/15/2035		4,967,917
	8,500,000	5.85%, 08/15/2045		10,327,781
	1,535,000	6.15%, 09/15/2043		1,912,734

				72,745,026

		Airlines - 0.2%
		Continental Airlines, Inc.
	4,053	6.90%, 10/19/2023		4,256
		Delta Air Lines, Inc.
	22,495,000	3.63%, 03/15/2022		23,173,681

				23,177,937

		Apparel - 0.1%
		NIKE, Inc.
	5,000,000	3.38%, 11/01/2046		4,658,890
	1,940,000	3.63%, 05/01/2043		1,883,659

				6,542,549

		Auto Manufacturers - 0.8%
		Daimler Finance North America LLC
	14,500,000	2.30%, 01/06/2020(5)		14,583,534
		Ford Motor Co.
	5,110,000	4.75%, 01/15/2043		4,950,358
	11,825,000	5.29%, 12/08/2046		12,192,296
		Ford Motor Credit Co. LLC
	2,830,000	3.81%, 01/09/2024		2,880,394
	1,799,000	4.13%, 08/04/2025		1,846,019
		General Motors Co.
	6,640,000	5.20%, 04/01/2045		6,633,466
	5,215,000	6.25%, 10/02/2043		5,907,177
	3,030,000	6.75%, 04/01/2046		3,622,235
		General Motors Financial Co., Inc.
	8,550,000	3.20%, 07/06/2021		8,680,576
	8,245,000	3.70%, 05/09/2023		8,415,737
	6,620,000	4.00%, 10/06/2026		6,603,152
	8,790,000	4.35%, 01/17/2027		8,957,775

				85,272,719

		Auto Parts & Equipment - 0.0%
		Goodyear Tire & Rubber Co.
	1,795,000	4.88%, 03/15/2027		1,818,559

		Beverages - 1.2%
		Anheuser-Busch InBev Finance, Inc.
	34,235,000	3.30%, 02/01/2023		35,522,921
	24,655,000	3.65%, 02/01/2026		25,501,160
	11,065,000	4.70%, 02/01/2036		12,232,999
	21,005,000	4.90%, 02/01/2046		23,590,064
		Anheuser-Busch InBev Worldwide, Inc.
	2,280,000	2.50%, 07/15/2022		2,290,602
	1,475,000	3.75%, 01/15/2022		1,565,482

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	4,960,000	3.75%, 07/15/2042	$	4,776,475
	6,000,000	4.44%, 10/06/2048(5)		6,330,702
	800,000	4.95%, 01/15/2042		897,309
		Central American Bottling Corp.
	336,000	5.75%, 01/31/2027(5)		356,792
		Constellation Brands, Inc.
	2,165,000	2.70%, 05/09/2022		2,178,029
	2,705,000	3.50%, 05/09/2027		2,741,282
	835,000	4.50%, 05/09/2047		871,476
		Heineken N.V.
	15,480,000	3.50%, 01/29/2028(5)		15,880,777
		Molson Coors Brewing Co.
	605,000	5.00%, 05/01/2042		667,858
		PepsiCo, Inc.
	1,060,000	3.45%, 10/06/2046		1,002,584

				136,406,512

		Biotechnology - 0.4%
		Amgen, Inc.
	16,270,000	2.20%, 05/11/2020		16,415,616
	5,035,000	3.63%, 05/22/2024		5,293,396
	2,000,000	4.56%, 06/15/2048		2,137,204
	4,855,000	4.66%, 06/15/2051		5,272,297
		Celgene Corp.
	2,945,000	3.63%, 05/15/2024		3,077,769
	3,365,000	4.63%, 05/15/2044		3,622,746
		Gilead Sciences, Inc.
	3,095,000	2.50%, 09/01/2023		3,079,092
	5,845,000	4.15%, 03/01/2047		5,893,245
	1,375,000	4.60%, 09/01/2035		1,497,485
		Sterigenics-Nordion Topco LLC (cash)
	645,000	8.13%, 11/01/2021(5)(7)		661,125

				46,949,975

		Chemicals - 0.5%
		Agrium, Inc.
	1,650,000	3.15%, 10/01/2022		1,689,052
		Air Liquide Finance S.A.
	5,250,000	1.75%, 09/27/2021(5)		5,133,886
	1,140,000	2.50%, 09/27/2026(5)		1,088,664
		Chemours Co.
	3,345,000	6.63%, 05/15/2023		3,592,062
	440,000	7.00%, 05/15/2025		490,600
		Hexion, Inc.
	2,375,000	10.38%, 02/01/2022(5)		2,404,687
		Methanex Corp.
	14,885,000	4.25%, 12/01/2024		14,760,948
	2,625,000	5.65%, 12/01/2044		2,542,242
		Monsanto Co.
	2,900,000	4.20%, 07/15/2034		2,946,084
		OCP S.A.
	2,990,000	4.50%, 10/22/2025(8)		3,017,221
	345,000	5.63%, 04/25/2024(8)		372,255
	514,000	6.88%, 04/25/2044(8)		571,455
		Platform Specialty Products Corp.
	3,790,000	6.50%, 02/01/2022(5)		3,932,125
		Sherwin-Williams Co.
	6,500,000	2.75%, 06/01/2022		6,570,583
	3,790,000	3.13%, 06/01/2024		3,845,216
	950,000	4.55%, 08/01/2045		996,271

				53,953,351

		Coal - 0.1%
		Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
	1,230,000	12.00%, 11/01/2021		1,273,050

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Foresight Energy LLC / Foresight Energy Finance Corp.
$	4,380,000	11.50%, 04/01/2023(5)	$	4,128,150
		Peabody Energy Corp.
	345,000	6.00%, 03/31/2022(5)		351,900
	370,000	6.38%, 03/31/2025(5)		373,700

				6,126,800

		Commercial Banks - 11.3%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	400,000	6.75%, 02/18/2020(3)(8)(9)		506,051
	1,600,000	8.88%, 04/14/2021(3)(8)(9)		2,230,280
		Banco de Sabadell S.A.
	2,600,000	6.50%, 05/18/2022(3)(8)		3,145,779
		Bank of America Corp.
$	8,775,000	2.15%, 11/09/2020		8,768,506
	9,905,000	2.31%, 04/24/2023(3)		9,954,822
	23,260,000	2.50%, 10/21/2022		23,031,540
	5,810,000	2.63%, 04/19/2021		5,861,732
	13,165,000	2.82%, 07/21/2023(3)		13,176,098
	7,500,000	3.12%, 01/20/2023(3)		7,631,812
	7,000,000	3.25%, 10/21/2027		6,816,670
	9,280,000	3.71%, 04/24/2028(3)		9,386,210
	5,450,000	3.82%, 01/20/2028(3)		5,563,807
	1,505,000	3.88%, 08/01/2025		1,568,359
	12,380,000	4.00%, 01/22/2025		12,755,126
	4,260,000	4.10%, 07/24/2023		4,534,220
	3,180,000	4.18%, 11/25/2027		3,283,983
	2,635,000	4.20%, 08/26/2024		2,756,105
	4,000,000	4.44%, 01/20/2048(3)		4,252,640
	1,760,000	5.00%, 01/21/2044		2,011,254
	3,675,000	5.63%, 07/01/2020		4,028,204
	4,960,000	6.00%, 09/01/2017		4,977,658
	4,515,000	6.88%, 04/25/2018		4,680,813
	3,970,000	7.63%, 06/01/2019		4,367,361
	9,525,000	7.75%, 05/14/2038		13,925,883
		Bank of New York Mellon Corp.
	15,645,000	2.20%, 08/16/2023		15,292,675
	8,855,000	2.36%, 10/30/2023(3)		9,046,844
	12,525,000	2.66%, 05/16/2023(3)		12,610,759
		Barclays plc
	5,000,000	2.75%, 11/08/2019		5,060,555
	535,000	3.65%, 03/16/2025		536,077
	10,000,000	3.68%, 01/10/2023		10,269,840
	5,190,000	4.84%, 05/09/2028		5,391,933
	2,025,000	7.88%, 03/15/2022(3)(8)(9)		2,214,439
EUR	375,000	8.00%, 12/15/2020(3)(9)		497,751
$	1,090,000	8.25%, 12/15/2018(3)(9)		1,158,343
		BBVA Bancomer S.A.
	1,325,000	6.75%, 09/30/2022(8)		1,503,875
		BNP Paribas S.A.
	8,145,000	2.95%, 05/23/2022(5)		8,255,202
	10,260,000	3.80%, 01/10/2024(5)		10,648,762
	1,555,000	7.63%, 03/30/2021(3)(5)(9)		1,722,163
		BPCE S.A.
	3,755,000	3.00%, 05/22/2022(5)		3,795,749
		Capital One Financial Corp.
	5,385,000	3.05%, 03/09/2022		5,476,572
	24,175,000	3.75%, 07/28/2026		23,735,208
	5,150,000	4.20%, 10/29/2025		5,249,065
		Capital One NA
	10,305,000	2.35%, 01/31/2020		10,352,918
		Citigroup, Inc.
	7,565,000	2.05%, 06/07/2019		7,578,678
	14,050,000	2.28%, 05/17/2024(3)		14,080,882
	9,875,000	2.40%, 02/18/2020		9,956,795
	18,765,000	2.45%, 01/10/2020		18,939,590

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	6,275,000	2.50%, 09/26/2018	$	6,326,267
	10,150,000	2.65%, 10/26/2020		10,270,450
	5,130,000	2.70%, 03/30/2021		5,182,418
	5,290,000	2.90%, 12/08/2021		5,365,181
	8,945,000	3.20%, 10/21/2026		8,734,703
	10,375,000	3.67%, 07/24/2028(3)		10,422,798
	7,245,000	3.89%, 01/10/2028(3)		7,420,735
	8,780,000	4.13%, 07/25/2028		9,012,494
	7,450,000	4.30%, 11/20/2026		7,741,697
	8,145,000	4.45%, 09/29/2027		8,571,513
	3,090,000	4.60%, 03/09/2026		3,276,970
	4,894,000	4.65%, 07/30/2045		5,319,470
	4,795,000	5.50%, 09/13/2025		5,395,502
		Citizens Bank NA
	4,500,000	2.55%, 05/13/2021		4,516,069
		Cooperatieve Rabobank UA
	6,375,000	3.75%, 07/21/2026		6,465,098
		Credit Agricole S.A.
	1,940,000	4.13%, 01/10/2027(5)		2,023,948
	890,000	7.88%, 01/23/2024(3)(5)(9)		1,003,938
	1,030,000	8.13%, 12/23/2025(3)(5)(9)		1,229,563
		Credit Suisse AG
	3,685,000	5.40%, 01/14/2020		3,959,706
		Credit Suisse Group AG
	14,435,000	4.28%, 01/09/2028(5)		15,111,049
	2,775,000	6.25%, 12/18/2024(3)(8)(9)		2,978,813
		Credit Suisse Group Funding Guernsey Ltd.
	6,120,000	3.13%, 12/10/2020		6,262,382
	10,410,000	3.80%, 09/15/2022		10,891,775
		Deutsche Bank AG
	16,180,000	2.70%, 07/13/2020		16,266,514
		Discover Bank
	6,520,000	4.20%, 08/08/2023		6,937,163
		Fifth Third Bancorp
	2,780,000	4.30%, 01/16/2024		2,955,084
		Goldman Sachs Group, Inc.
	8,175,000	2.30%, 12/13/2019		8,222,039
	18,720,000	2.35%, 11/15/2021		18,555,077
	3,940,000	2.60%, 04/23/2020		3,993,659
	14,755,000	2.60%, 12/27/2020		14,881,185
	6,190,000	2.75%, 09/15/2020		6,278,808
	6,425,000	2.80%, 11/29/2023(3)		6,627,387
	2,620,000	2.91%, 07/24/2023(3)		2,623,951
	2,655,000	3.00%, 04/26/2022		2,690,102
	6,345,000	3.50%, 01/23/2025		6,444,191
	9,820,000	3.50%, 11/16/2026		9,796,648
	18,405,000	3.69%, 06/05/2028(3)		18,522,277
	6,800,000	3.85%, 01/26/2027		6,938,380
	3,315,000	4.00%, 03/03/2024		3,483,704
	3,400,000	4.75%, 10/21/2045		3,762,233
	2,625,000	4.80%, 07/08/2044		2,910,684
	1,835,000	5.15%, 05/22/2045		2,073,411
	4,200,000	5.38%, 03/15/2020		4,542,976
	4,550,000	6.15%, 04/01/2018		4,681,554
	3,149,000	6.25%, 02/01/2041		4,115,617
	7,545,000	6.75%, 10/01/2037		9,904,261
	2,921,000	7.50%, 02/15/2019		3,165,891
		HSBC Holdings plc
	5,300,000	2.65%, 01/05/2022		5,330,401
	6,235,000	3.26%, 03/13/2023(3)		6,385,513
	15,055,000	3.60%, 05/25/2023		15,627,767
	4,550,000	3.90%, 05/25/2026		4,742,033
	7,655,000	4.25%, 03/14/2024		7,998,526
	6,360,000	4.25%, 08/18/2025		6,609,585
	4,755,000	4.30%, 03/08/2026		5,101,131
	5,770,000	4.38%, 11/23/2026		6,061,812

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	3,665,000	5.10%, 04/05/2021	$	4,004,408
	1,000,000	6.50%, 09/15/2037		1,299,724
	4,440,000	6.80%, 06/01/2038		6,009,775
		Intesa Sanpaolo S.p.A.
	13,270,000	3.13%, 07/14/2022(5)		13,358,882
	780,000	7.70%, 09/17/2025(3)(5)(9)		829,725
		JP Morgan Chase & Co.
	8,000,000	2.54%, 10/24/2023(3)		8,155,016
	18,005,000	2.70%, 05/18/2023		17,954,244
	33,440,000	3.22%, 03/01/2025(3)		33,819,745
	2,270,000	3.25%, 09/23/2022		2,343,961
	19,950,000	3.30%, 04/01/2026		19,964,903
	5,275,000	4.25%, 10/01/2027		5,571,429
	1,970,000	5.63%, 08/16/2043		2,410,813
		JPMorgan Chase & Co.
	3,705,000	2.95%, 10/01/2026		3,619,196
	22,475,000	2.97%, 01/15/2023		22,784,458
	7,850,000	3.78%, 02/01/2028(3)		8,059,093
	14,055,000	4.26%, 02/22/2048(3)		14,659,365
		KeyCorp
	5,000,000	2.30%, 12/13/2018		5,033,765
	8,680,000	2.90%, 09/15/2020		8,866,924
		Morgan Stanley
	3,490,000	1.98%, 02/14/2020(3)		3,504,588
	4,670,000	2.50%, 01/24/2019		4,713,529
	10,505,000	2.50%, 04/21/2021		10,537,881
	13,795,000	2.63%, 11/17/2021		13,844,441
	8,000,000	2.65%, 01/27/2020		8,105,128
	7,125,000	2.71%, 10/24/2023(3)		7,265,213
	16,430,000	2.75%, 05/19/2022		16,458,818
	8,790,000	3.13%, 07/27/2026		8,609,031
	17,110,000	3.59%, 07/22/2028(3)		17,137,034
	8,040,000	3.63%, 01/20/2027		8,132,339
	9,230,000	3.70%, 10/23/2024		9,552,192
	6,320,000	3.95%, 04/23/2027		6,434,967
	9,690,000	4.00%, 07/23/2025		10,166,709
	2,590,000	4.35%, 09/08/2026		2,717,754
	15,480,000	4.38%, 01/22/2047		16,217,761
	2,600,000	7.30%, 05/13/2019		2,838,888
		PNC Bank NA
	7,465,000	2.70%, 11/01/2022		7,486,395
		PNC Financial Services Group, Inc.
	4,310,000	3.90%, 04/29/2024		4,543,361
		Royal Bank of Scotland Group plc
	1,260,000	6.99%, 10/05/2017(3)(5)(9)		1,434,825
	1,400,000	7.64%, 09/30/2017(3)(9)		1,342,250
	645,000	8.63%, 08/15/2021(3)(9)		712,325
		Santander Holdings USA, Inc.
	4,900,000	2.65%, 04/17/2020		4,918,448
	4,905,000	2.70%, 05/24/2019		4,948,659
	14,615,000	3.70%, 03/28/2022(5)		14,841,313
	5,120,000	4.50%, 07/17/2025		5,319,992
		Santander UK Group Holdings plc
	8,700,000	3.57%, 01/10/2023		8,912,315
		Societe Generale S.A.
	1,055,000	8.25%, 11/29/2018(3)(8)(9)		1,119,397
		State Street Corp.
	1,445,000	3.10%, 05/15/2023		1,477,329
	3,340,000	3.70%, 11/20/2023		3,561,065
		SunTrust Banks, Inc.
	11,800,000	2.70%, 01/27/2022		11,883,662
		UBS Group Funding Switzerland AG
	26,500,000	2.65%, 02/01/2022(5)		26,489,983
		VTB Bank OJSC Via VTB Capital S.A.
	1,800,000	6.95%, 10/17/2022(8)		1,946,333

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Wachovia Corp.
$	2,850,000	5.50%, 08/01/2035	$	3,313,544
		Wells Fargo & Co.
	17,500,000	2.10%, 07/26/2021		17,311,052
	7,100,000	2.54%, 10/31/2023(3)		7,244,407
	14,455,000	2.63%, 07/22/2022		14,482,840
	5,855,000	3.00%, 04/22/2026		5,762,491
	12,285,000	3.00%, 10/23/2026		12,045,381
	11,735,000	3.07%, 01/24/2023		11,946,171
	9,965,000	3.45%, 02/13/2023		10,262,445
	14,360,000	3.58%, 05/22/2028(3)		14,588,195
	4,080,000	4.13%, 08/15/2023		4,343,001
	5,000,000	4.40%, 06/14/2046		5,135,825
	3,690,000	4.65%, 11/04/2044		3,898,865
	9,105,000	4.75%, 12/07/2046		9,861,334
	2,986,000	4.90%, 11/17/2045		3,276,813
	1,475,000	5.38%, 11/02/2043		1,715,167
	7,023,000	5.61%, 01/15/2044		8,386,775
		Wells Fargo Bank NA
	5,480,000	2.15%, 12/06/2019		5,520,015

				1,283,315,363

		Commercial Services - 0.5%
		APX Group, Inc.
	2,135,000	7.63%, 09/01/2023(5)(6)		2,172,362
	3,595,000	7.88%, 12/01/2022		3,909,562
		Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	2,875,000	5.25%, 03/15/2025(5)		2,799,531
	815,000	5.50%, 04/01/2023		821,113
		Brand Energy & Infrastructure Services, Inc.
	3,565,000	8.50%, 07/15/2025(5)		3,796,725
		ERAC USA Finance LLC
	1,370,000	3.30%, 10/15/2022(5)		1,409,390
	6,280,000	3.85%, 11/15/2024(5)		6,498,029
	2,735,000	5.63%, 03/15/2042(5)		3,122,202
		GW Honos Security Corp.
	4,160,000	8.75%, 05/15/2025(5)		4,430,400
		Herc Rentals, Inc.
	1,503,000	7.50%, 06/01/2022(5)		1,626,998
	1,376,000	7.75%, 06/01/2024(5)		1,492,960
		Hertz Corp.
	1,465,000	5.50%, 10/15/2024(5)		1,193,975
	1,290,000	5.88%, 10/15/2020		1,208,569
	1,830,000	6.25%, 10/15/2022		1,596,675
		Moody’s Corp.
	16,195,000	2.63%, 01/15/2023(5)		16,156,780
	6,230,000	2.75%, 12/15/2021		6,298,854
		Service Corp. International
	2,065,000	5.38%, 01/15/2022		2,116,625

				60,650,750

		Construction Materials - 0.1%
		Cemex Finance LLC
	2,070,000	6.00%, 04/01/2024(5)		2,196,788
		Cemex S.A.B. de C.V.
	2,115,000	5.70%, 01/11/2025(5)		2,252,475
	460,000	6.13%, 05/05/2025(5)		497,375
	800,000	7.75%, 04/16/2026(5)		918,000
		Ply Gem Industries, Inc.
	2,200,000	6.50%, 02/01/2022		2,304,500
		Standard Industries, Inc.
	190,000	5.13%, 02/15/2021(5)		197,125
	3,755,000	5.38%, 11/15/2024(5)		3,952,137

				12,318,400

		Diversified Financial Services - 1.5%
		AIG Global Funding

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	9,020,000	2.15%, 07/02/2020(5)	$9,039,555
	9,535,000	2.70%, 12/15/2021(5)	9,597,559
		American Express Co.
	6,705,000	2.50%, 08/01/2022	6,705,436
	5,127,000	2.65%, 12/02/2022	5,156,937
		American Express Credit Corp.
	4,125,000	2.20%, 03/03/2020	4,158,676
	8,010,000	2.70%, 03/03/2022	8,120,490
		BlackRock, Inc.
	6,700,000	3.20%, 03/15/2027	6,816,788
		Capital One Bank USA NA
	3,235,000	2.30%, 06/05/2019	3,246,426
		CBOE Holdings, Inc.
	3,560,000	3.65%, 01/12/2027	3,623,354
		FBM Finance, Inc.
	1,115,000	8.25%, 08/15/2021(5)	1,195,837
		FMR LLC
	2,230,000	4.95%, 02/01/2033(5)	2,466,735
		GE Capital International Funding Co.
	13,589,000	4.42%, 11/15/2035	14,712,199
		General Electric Co.
	1,210,000	5.88%, 01/14/2038	1,559,397
	1,297,000	6.75%, 03/15/2032	1,799,182
	1,469,000	6.88%, 01/10/2039	2,123,059
		Hexion, Inc.
	1,245,000	13.75%, 02/01/2022(5)	1,139,175
		MassMutual Global Funding II
	399,000	2.10%, 08/02/2018(5)	401,273
		Nasdaq, Inc.
	13,555,000	3.85%, 06/30/2026	13,914,113
	10,455,000	4.25%, 06/01/2024	11,123,806
		National Rural Utilities Cooperative Finance Corp.
	6,625,000	3.25%, 11/01/2025	6,756,526
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	1,765,000	6.50%, 08/01/2018	1,762,794
	3,660,000	6.50%, 07/01/2021	3,751,500
		Navient Corp.
	1,732,000	5.50%, 01/25/2023	1,768,666
	365,000	5.63%, 08/01/2033	310,250
	2,351,000	5.88%, 10/25/2024	2,395,081
	4,125,000	6.13%, 03/25/2024	4,279,687
	1,385,000	6.50%, 06/15/2022	1,475,025
	912,000	7.25%, 09/25/2023	997,774
		OneMain Financial Holdings LLC
	420,000	6.75%, 12/15/2019(5)	439,740
		Springleaf Finance Corp.
	830,000	5.25%, 12/15/2019	864,237
	140,000	6.13%, 05/15/2022	147,000
	1,080,000	7.75%, 10/01/2021	1,210,950
	2,815,000	8.25%, 12/15/2020	3,159,837
		Synchrony Financial
	8,675,000	3.70%, 08/04/2026	8,516,239
	5,410,000	3.75%, 08/15/2021	5,585,284
	8,660,000	4.50%, 07/23/2025	9,013,900
		Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
	305,000	6.75%, 06/01/2025(5)	316,261
		Visa, Inc.
	3,905,000	3.15%, 12/14/2025	3,995,830
	2,000,000	4.15%, 12/14/2035	2,172,658
	3,635,000	4.30%, 12/14/2045	3,987,057

			169,806,293

		Electric - 2.7%
		Abu Dhabi National Energy Co. PJSC
	785,000	3.63%, 01/12/2023(8)	790,238
	700,000	4.38%, 06/22/2026(8)	723,639

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	527,000	5.88%, 12/13/2021(8)	$584,664
		AEP Transmission Co. LLC
	2,565,000	3.10%, 12/01/2026	2,581,254
		Alabama Power Co.
	13,090,000	2.45%, 03/30/2022	13,174,509
		Baltimore Gas & Electric Co.
	5,210,000	3.50%, 11/15/2021	5,462,128
		Berkshire Hathaway Energy Co.
	500,000	5.95%, 05/15/2037	634,852
		Centrais Electricas Brasileiras S.A.
	1,355,000	5.75%, 10/27/2021(8)	1,404,457
	150,000	6.88%, 07/30/2019(8)	159,563
		Cleco Corporate Holdings LLC
	4,840,000	3.74%, 05/01/2026	4,910,470
		Commonwealth Edison Co.
	605,000	3.65%, 06/15/2046	594,651
	620,000	4.35%, 11/15/2045	669,920
		Consolidated Edison Co. of New York, Inc.
	1,400,000	4.20%, 03/15/2042	1,469,679
	3,930,000	4.30%, 12/01/2056	4,159,119
	1,195,000	4.50%, 12/01/2045	1,329,918
	7,135,000	4.63%, 12/01/2054	8,013,868
		Dominion Energy, Inc.
	10,400,000	2.50%, 12/01/2019	10,502,055
	3,140,000	2.85%, 08/15/2026	3,031,676
	11,710,000	3.90%, 10/01/2025	12,251,962
	3,545,000	4.70%, 12/01/2044	3,845,988
	7,096,000	6.40%, 06/15/2018	7,383,572
	3,390,000	7.00%, 06/15/2038	4,561,092
		DTE Energy Co.
	4,150,000	3.80%, 03/15/2027	4,285,406
		Duke Energy Carolinas LLC
	3,225,000	2.50%, 03/15/2023	3,251,484
	9,845,000	2.95%, 12/01/2026	9,847,067
	3,270,000	3.75%, 06/01/2045	3,277,822
	3,305,000	3.88%, 03/15/2046	3,359,837
	3,000,000	5.30%, 02/15/2040	3,704,244
		Duke Energy Corp.
	2,940,000	2.65%, 09/01/2026	2,844,632
	2,935,000	3.75%, 04/15/2024	3,094,297
	705,000	3.75%, 09/01/2046	684,188
	3,000,000	3.95%, 10/15/2023	3,190,473
		Duke Energy Progress LLC
	2,060,000	4.10%, 05/15/2042	2,155,209
	1,940,000	4.15%, 12/01/2044	2,040,777
	4,345,000	4.20%, 08/15/2045	4,634,433
	2,730,000	4.38%, 03/30/2044	2,958,651
		Dynegy, Inc.
	510,000	7.63%, 11/01/2024	502,988
	2,975,000	8.00%, 01/15/2025(5)	2,945,250
		Emera U.S. Finance L.P.
	5,380,000	2.70%, 06/15/2021	5,414,023
	3,460,000	4.75%, 06/15/2046	3,706,131
		Entergy Corp.
	3,935,000	2.95%, 09/01/2026	3,822,215
		Eversource Energy
	2,775,000	2.80%, 05/01/2023	2,793,368
		Exelon Corp.
	1,190,000	2.45%, 04/15/2021	1,188,597
	2,105,000	3.40%, 04/15/2026	2,131,275
		FirstEnergy Corp.
	10,990,000	3.90%, 07/15/2027	11,077,217
	9,580,000	7.38%, 11/15/2031	12,733,564
		FirstEnergy Transmission LLC
	2,630,000	5.45%, 07/15/2044(5)	3,059,069
		Fortis, Inc.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	4,960,000	2.10%, 10/04/2021	$4,893,675
	7,060,000	3.06%, 10/04/2026	6,855,804
		Georgia Power Co.
	4,570,000	2.40%, 04/01/2021	4,580,410
	5,415,000	3.25%, 03/30/2027	5,423,085
	4,505,000	4.30%, 03/15/2042	4,741,287
		ITC Holdings Corp.
	6,355,000	3.25%, 06/30/2026	6,321,624
		MidAmerican Energy Co.
	4,910,000	3.50%, 10/15/2024	5,155,186
	2,598,000	4.40%, 10/15/2044	2,859,681
		NiSource Finance Corp.
	3,450,000	4.80%, 02/15/2044	3,789,801
		Oncor Electric Delivery Co. LLC
	5,666,000	2.95%, 04/01/2025	5,667,048
	3,915,000	4.10%, 06/01/2022	4,178,577
	115,000	4.55%, 12/01/2041	126,627
	591,000	5.25%, 09/30/2040	709,411
		Pacific Gas & Electric Co.
	6,000,000	3.50%, 06/15/2025	6,209,856
	2,525,000	4.30%, 03/15/2045	2,732,429
	2,400,000	6.05%, 03/01/2034	3,116,138
		PacifiCorp
	3,500,000	4.10%, 02/01/2042	3,649,208
		Potomac Electric Power Co.
	2,700,000	4.15%, 03/15/2043	2,869,852
		Progress Energy, Inc.
	1,750,000	7.00%, 10/30/2031	2,365,641
	3,051,000	7.05%, 03/15/2019	3,293,899
	540,000	7.75%, 03/01/2031	766,731
		Public Service Co. of Colorado
	1,930,000	3.60%, 09/15/2042	1,882,790
		San Diego Gas & Electric Co.
	4,770,000	3.60%, 09/01/2023	5,033,099
		SCANA Corp.
	5,000,000	4.13%, 02/01/2022	5,199,535
		South Carolina Electric & Gas Co.
	5,745,000	4.10%, 06/15/2046	5,696,133
		Southern California Edison Co.
	1,010,000	6.05%, 03/15/2039	1,331,248
		Southern Co.
	5,000,000	1.85%, 07/01/2019	4,994,935
	4,055,000	2.95%, 07/01/2023	4,074,732
	5,005,000	4.40%, 07/01/2046	5,218,628
		Southern Power Co.
	1,615,000	5.25%, 07/15/2043	1,734,013
		Texas Competitive Electric Holdings Co. LLC
	1,750,000	11.50%, 10/01/2020(1)(2)(10)	—

			302,412,574

		Electrical Components & Equipment - 0.0%
		General Cable Corp.
	1,650,000	5.75%, 10/01/2022	1,691,250

		Electronics - 0.1%
		Fortive Corp.
	7,690,000	2.35%, 06/15/2021	7,664,485

		Engineering & Construction - 0.1%
		SBA Tower Trust
	11,750,000	3.17%, 04/09/2047(5)	11,825,724

		Entertainment - 0.1%
		Eldorado Resorts, Inc.
	690,000	6.00%, 04/01/2025	738,300
		Jacobs Entertainment, Inc.
	2,430,000	7.88%, 02/01/2024(5)	2,636,550

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Penn National Gaming, Inc.
$	2,775,000	5.63%, 01/15/2027(5)	$2,858,250
		Pinnacle Entertainment, Inc.
	3,015,000	5.63%, 05/01/2024(5)	3,128,062
		Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp.
	910,000	6.13%, 08/15/2021(5)	928,200
		Scientific Games International, Inc.
	2,000,000	6.63%, 05/15/2021	2,065,000
	1,360,000	10.00%, 12/01/2022	1,516,400

			13,870,762

		Environmental Control - 0.2%
		CD&R Waterworks Merger Sub LLC
	385,000	6.13%, 08/15/2025(5)(6)	392,700
		Clean Harbors, Inc.
	1,975,000	5.13%, 06/01/2021	2,014,500
	150,000	5.25%, 08/01/2020	152,063
		Republic Services, Inc.
	6,550,000	3.55%, 06/01/2022	6,851,686
	8,000,000	5.00%, 03/01/2020	8,587,936
		Tervita Escrow Corp.
	730,000	7.63%, 12/01/2021(5)	740,950
		Waste Management, Inc.
	6,000,000	3.50%, 05/15/2024	6,234,528

			24,974,363

		Food - 0.6%
		Danone S.A.
	5,785,000	1.69%, 10/30/2019(5)	5,762,207
	6,705,000	2.59%, 11/02/2023(5)	6,623,923
		JM Smucker Co.
	1,605,000	3.50%, 03/15/2025	1,654,509
		Kraft Heinz Foods Co.
	5,765,000	3.00%, 06/01/2026	5,552,266
	9,060,000	3.50%, 07/15/2022	9,404,099
	4,115,000	3.95%, 07/15/2025	4,252,667
	8,460,000	4.38%, 06/01/2046	8,220,176
	1,870,000	5.00%, 07/15/2035	2,024,052
	2,190,000	5.20%, 07/15/2045	2,374,435
		Minerva Luxembourg S.A.
	530,000	6.50%, 09/20/2026(5)	530,000
		Mondelez International Holdings Netherlands B.V.
	11,000,000	1.63%, 10/28/2019(5)	10,918,380
		Post Holdings, Inc.
	3,910,000	5.00%, 08/15/2026(5)	4,012,637
	665,000	6.00%, 12/15/2022(5)	703,238
		Sysco Corp.
	3,140,000	3.30%, 07/15/2026	3,157,641
	960,000	4.50%, 04/01/2046	1,024,010
		TreeHouse Foods, Inc.
	3,520,000	4.88%, 03/15/2022	3,643,200
	605,000	6.00%, 02/15/2024(5)	648,863

			70,506,303

		Forest Products & Paper - 0.2%
		Fibria Overseas Finance Ltd.
	1,870,000	5.50%, 01/17/2027	1,944,800
		International Paper Co.
	9,650,000	3.65%, 06/15/2024	9,980,291
	7,261,000	4.40%, 08/15/2047	7,299,875
	1,869,000	5.00%, 09/15/2035	2,064,363
	745,000	7.30%, 11/15/2039	1,017,900

			22,307,229

		Gas - 0.2%
		Boston Gas Co.
	2,515,000	3.15%, 08/01/2027(5)	2,512,636

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		CenterPoint Energy Resources Corp.
$	5,805,000	4.50%, 01/15/2021	$	6,134,637
		Sempra Energy
	8,760,000	1.63%, 10/07/2019		8,717,803
	2,940,000	2.85%, 11/15/2020		2,993,843
	5,640,000	2.88%, 10/01/2022		5,688,476
		Southern Co. Gas Capital Corp.
	1,195,000	2.45%, 10/01/2023		1,161,526

				27,208,921

		Healthcare-Products - 0.8%
		Abbott Laboratories
	4,330,000	2.80%, 09/15/2020		4,414,006
		Alere, Inc.
	4,578,000	6.38%, 07/01/2023(5)		4,921,350
	2,815,000	6.50%, 06/15/2020		2,860,744
		Becton Dickinson and Co.
	23,920,000	2.89%, 06/06/2022		24,080,096
	18,325,000	3.36%, 06/06/2024		18,575,319
		Boston Scientific Corp.
	7,000,000	3.38%, 05/15/2022		7,242,403
		Medtronic, Inc.
	8,023,000	4.38%, 03/15/2035		8,886,307
		Sterigenics-Nordion Holdings LLC
	3,090,000	6.50%, 05/15/2023(5)		3,198,150
		Stryker Corp.
	1,495,000	3.50%, 03/15/2026		1,547,703
	4,690,000	4.63%, 03/15/2046		5,183,773
		Thermo Fisher Scientific, Inc.
	4,485,000	2.95%, 09/19/2026		4,399,386
	4,055,000	3.00%, 04/15/2023		4,125,456

				89,434,693

		Healthcare-Services - 1.1%
		Aetna, Inc.
	8,555,000	2.80%, 06/15/2023		8,649,276
		Anthem, Inc.
	4,760,000	3.13%, 05/15/2022		4,895,174
	3,100,000	3.30%, 01/15/2023		3,205,825
	3,175,000	3.50%, 08/15/2024		3,285,503
	3,315,000	4.63%, 05/15/2042		3,570,666
	1,210,000	5.85%, 01/15/2036		1,475,919
	2,330,000	6.38%, 06/15/2037		2,977,971
		Cigna Corp.
	4,305,000	3.25%, 04/15/2025		4,349,729
		Community Health Systems, Inc.
	1,125,000	5.13%, 08/01/2021		1,132,031
	570,000	6.25%, 03/31/2023		584,250
	3,955,000	6.88%, 02/01/2022		3,391,412
	705,000	7.13%, 07/15/2020		679,444
		Coventry Health Care, Inc.
	2,060,000	5.45%, 06/15/2021		2,275,523
		Envision Healthcare Corp.
	1,305,000	5.13%, 07/01/2022(5)		1,347,412
	2,760,000	5.63%, 07/15/2022		2,863,500
		HCA Healthcare, Inc.
	3,335,000	6.25%, 02/15/2021		3,622,644
		HCA, Inc.
	4,605,000	5.38%, 02/01/2025		4,904,325
	2,125,000	5.88%, 05/01/2023		2,324,219
	1,075,000	5.88%, 02/15/2026		1,171,750
	1,627,000	7.50%, 11/15/2095		1,673,776
		Humana, Inc.
	3,555,000	3.85%, 10/01/2024		3,737,595
	14,570,000	3.95%, 03/15/2027		15,291,186
		Laboratory Corp. of America Holdings
	1,435,000	4.70%, 02/01/2045		1,490,136

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		MPH Acquisition Holdings LLC
$	540,000	7.13%, 06/01/2024(5)	$584,550
		Providence St Joseph Health Obligated Group
	6,610,000	2.75%, 10/01/2026	6,337,880
		Tenet Healthcare Corp.
	345,000	4.75%, 06/01/2020	357,506
	480,000	6.75%, 06/15/2023	474,000
	3,055,000	8.13%, 04/01/2022	3,287,180
		UnitedHealth Group, Inc.
	9,320,000	3.38%, 04/15/2027	9,601,259
	5,055,000	4.25%, 04/15/2047	5,424,430
	9,750,000	4.63%, 07/15/2035	11,045,122
	1,223,000	4.75%, 07/15/2045	1,412,457
	1,981,000	6.88%, 02/15/2038	2,846,743

			120,270,393

		Home Builders - 0.2%
		AV Homes, Inc.
	2,970,000	6.63%, 05/15/2022(5)	3,073,950
		Beazer Homes USA, Inc.
	865,000	6.75%, 03/15/2025	911,494
	1,950,000	8.75%, 03/15/2022	2,176,336
		KB Home
	1,450,000	7.00%, 12/15/2021	1,622,188
	1,095,000	7.50%, 09/15/2022	1,245,563
	1,586,000	8.00%, 03/15/2020	1,778,302
		Lennar Corp.
	2,720,000	4.75%, 12/15/2017	2,722,448
		M/I Homes, Inc.
	660,000	5.63%, 08/01/2025(5)	660,000
	3,170,000	6.75%, 01/15/2021	3,320,575

			17,510,856

		Household Products - 0.0%
		Revlon Consumer Products Corp.
	4,195,000	6.25%, 08/01/2024	3,188,200

		Household Products/Wares - 0.1%
		Diamond BC B.V.
EUR	2,380,000	5.63%, 08/15/2025(5)(6)	2,858,298
		S.C. Johnson & Son, Inc.
$	2,520,000	4.00%, 05/15/2043(5)	2,539,071
	1,840,000	4.75%, 10/15/2046(5)	2,092,746

			7,490,115

		Housewares - 0.0%
		American Greetings Corp.
	3,535,000	7.88%, 02/15/2025(5)	3,844,312

		Insurance - 1.0%
		ACE Capital Trust II
	1,905,000	9.70%, 04/01/2030	2,881,312
		American International Group, Inc.
	4,725,000	3.88%, 01/15/2035	4,630,150
	5,000,000	3.90%, 04/01/2026	5,190,000
	6,050,000	4.38%, 01/15/2055	5,933,489
	2,005,000	4.50%, 07/16/2044	2,074,273
	2,680,000	4.70%, 07/10/2035	2,887,298
		Aon plc
	4,775,000	3.50%, 06/14/2024	4,904,885
	5,480,000	3.88%, 12/15/2025	5,761,513
	2,300,000	4.25%, 12/12/2042	2,260,044
		Berkshire Hathaway Finance Corp.
	3,460,000	4.40%, 05/15/2042	3,753,218
		Berkshire Hathaway, Inc.
	3,715,000	3.13%, 03/15/2026	3,785,771
		Genworth Holdings, Inc.
	205,000	4.80%, 02/15/2024	168,613

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	1,370,000	4.90%, 08/15/2023	$	1,143,950
	770,000	7.20%, 02/15/2021		729,575
	430,000	7.63%, 09/24/2021		409,093
	255,000	7.70%, 06/15/2020		250,538
		Marsh & McLennan Cos., Inc.
	7,485,000	2.75%, 01/30/2022		7,581,729
	1,635,000	3.75%, 03/14/2026		1,694,535
	3,900,000	4.05%, 10/15/2023		4,143,446
	1,535,000	4.35%, 01/30/2047		1,628,833
		Massachusetts Mutual Life Insurance Co.
	1,008,000	8.88%, 06/01/2039(5)		1,637,684
		MassMutual Global Funding II
	13,334,000	2.50%, 04/13/2022(5)		13,355,454
		MetLife, Inc.
	2,010,000	4.60%, 05/13/2046		2,223,084
		Metropolitan Life Global Funding I
	13,040,000	1.75%, 12/19/2018(5)		13,035,932
		MGIC Investment Corp.
	700,000	5.75%, 08/15/2023		763,000
		Nationwide Mutual Insurance Co.
	4,940,000	9.38%, 08/15/2039(5)		8,281,376
		Teachers Insurance & Annuity Association of America
	254,000	6.85%, 12/16/2039(5)		347,238
		USIS Merger Sub, Inc.
	2,310,000	6.88%, 05/01/2025(5)		2,390,850
		Willis North America, Inc.
	10,435,000	3.60%, 05/15/2024		10,663,840

				114,510,723

		Internet - 0.2%
		Amazon.com, Inc.
	2,940,000	4.80%, 12/05/2034		3,361,343
	5,535,000	4.95%, 12/05/2044		6,492,683
		Baidu, Inc.
	1,815,000	2.88%, 07/06/2022		1,823,456
		Netflix, Inc.
	4,990,000	5.88%, 02/15/2025		5,588,800
		Zayo Group LLC / Zayo Capital, Inc.
	1,955,000	6.00%, 04/01/2023		2,060,081
	2,500,000	6.38%, 05/15/2025		2,709,375

				22,035,738

		Iron/Steel - 0.4%
		AK Steel Corp.
	1,375,000	7.63%, 10/01/2021		1,435,156
	1,095,000	8.38%, 04/01/2022		1,142,906
		ArcelorMittal
	6,505,000	7.25%, 03/01/2041		7,513,275
		Signode Industrial Group U.S., Inc.
	965,000	6.38%, 05/01/2022(5)		1,008,425
		Steel Dynamics, Inc.
	665,000	5.13%, 10/01/2021		684,950
	1,770,000	5.50%, 10/01/2024		1,893,900
		United States Steel Corp.
	287,000	6.88%, 04/01/2021		297,404
	1,060,000	7.38%, 04/01/2020		1,151,425
	465,000	7.50%, 03/15/2022		483,600
	2,540,000	8.38%, 07/01/2021(5)		2,809,875
		Vale Overseas Ltd.
	10,704,000	6.25%, 08/10/2026		11,897,496
	3,670,000	6.88%, 11/21/2036		4,082,875
	3,590,000	6.88%, 11/10/2039		3,998,399
		Vale S.A.
	1,620,000	5.63%, 09/11/2042		1,599,750

				39,999,436

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		IT Services - 0.7%
		Apple, Inc.
$	5,000,000	2.85%, 02/23/2023	$	5,126,880
	3,850,000	3.00%, 02/09/2024		3,936,548
	6,660,000	3.00%, 06/20/2027		6,636,896
	2,805,000	3.20%, 05/11/2027		2,845,395
	12,060,000	3.35%, 02/09/2027		12,392,205
	4,230,000	3.85%, 08/04/2046		4,217,513
	2,895,000	4.25%, 02/09/2047		3,063,825
	3,990,000	4.38%, 05/13/2045		4,336,771
	1,500,000	4.45%, 05/06/2044		1,648,738
	4,085,000	4.65%, 02/23/2046		4,590,298
		Conduent Finance, Inc. / Xerox Business Services LLC
	2,710,000	10.50%, 12/15/2024(5)		3,170,700
		Dell International LLC / EMC Corp.
	4,465,000	4.42%, 06/15/2021(5)		4,712,272
	10,705,000	6.02%, 06/15/2026(5)		11,923,550
		DXC Technology Co.
	3,325,000	2.88%, 03/27/2020(5)		3,366,626
		Hewlett Packard Enterprise Co.
	—	2.45%, 10/05/2017		—
	2,950,000	4.90%, 10/15/2025		3,122,870
	5,635,000	6.35%, 10/15/2045		6,033,913

				81,125,000

		Lodging - 0.1%
		Boyd Gaming Corp.
	3,650,000	6.38%, 04/01/2026		3,978,500
		FelCor Lodging L.P.
	1,745,000	6.00%, 06/01/2025		1,875,875
		Jack Ohio Finance LLC / Jack Ohio Finance Corp.
	2,995,000	6.75%, 11/15/2021(5)		3,122,287
		Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
	1,910,000	5.88%, 05/15/2025(5)		1,910,000

				10,886,662

		Machinery-Construction & Mining - 0.0%
		BlueLine Rental Finance Corp. / BlueLine Rental LLC
	2,735,000	9.25%, 03/15/2024(5)		2,967,475
		Caterpillar, Inc.
	1,500,000	3.80%, 08/15/2042		1,507,104

				4,474,579

		Machinery-Diversified - 0.0%
		Cloud Crane LLC
	3,270,000	10.13%, 08/01/2024(5)		3,678,750

		Media - 2.8%
		21st Century Fox America, Inc.
	8,140,000	3.38%, 11/15/2026		8,192,291
	7,290,000	4.95%, 10/15/2045		7,987,755
	850,000	6.15%, 02/15/2041		1,076,436
	1,865,000	6.40%, 12/15/2035		2,366,396
	2,450,000	6.90%, 03/01/2019		2,638,072
		CBS Corp.
	2,100,000	2.90%, 01/15/2027		2,005,733
	2,260,000	4.90%, 08/15/2044		2,394,597
		CBS Radio, Inc.
	1,130,000	7.25%, 11/01/2024(5)		1,190,738
		CCO Holdings LLC / CCO Holdings Capital Corp.
	1,695,000	5.13%, 05/01/2023(5)		1,779,750
	1,600,000	5.25%, 09/30/2022		1,650,000
	3,870,000	5.75%, 09/01/2023		4,019,962
	205,000	5.75%, 01/15/2024		215,763
	860,000	5.75%, 02/15/2026(5)		924,500
		Cequel Communications Holdings I LLC / Cequel Capital Corp.
	7,490,000	5.13%, 12/15/2021(5)		7,656,128

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Charter Communications Operating LLC / Charter Communications Operating Capital
$	5,455,000	3.58%, 07/23/2020	$	5,641,626
	6,075,000	4.46%, 07/23/2022		6,500,943
	2,135,000	4.91%, 07/23/2025		2,294,280
	7,610,000	5.38%, 05/01/2047(5)		7,889,538
	10,513,000	6.48%, 10/23/2045		12,392,766
		Clear Channel Worldwide Holdings, Inc.
	960,000	7.63%, 03/15/2020		967,200
		Comcast Corp.
	4,370,000	2.35%, 01/15/2027		4,116,151
	5,965,000	3.20%, 07/15/2036		5,614,210
	4,145,000	4.25%, 01/15/2033		4,435,946
	10,150,000	4.60%, 08/15/2045		11,080,755
	2,725,000	4.75%, 03/01/2044		3,032,846
	975,000	5.65%, 06/15/2035		1,189,183
	1,980,000	6.45%, 03/15/2037		2,653,826
	4,200,000	6.95%, 08/15/2037		5,931,698
	510,000	7.05%, 03/15/2033		702,186
		Cox Communications, Inc.
	1,485,000	2.95%, 06/30/2023(5)		1,462,094
	8,300,000	3.15%, 08/15/2024(5)(6)		8,309,769
	11,094,000	4.50%, 06/30/2043(5)		10,484,451
	5,786,000	4.70%, 12/15/2042(5)		5,602,781
	7,875,000	4.80%, 02/01/2035(5)		7,780,776
	2,604,000	6.45%, 12/01/2036(5)		2,955,842
	1,275,000	8.38%, 03/01/2039(5)		1,746,290
		CSC Holdings LLC
	1,065,000	5.25%, 06/01/2024		1,106,003
	2,860,000	10.13%, 01/15/2023(5)		3,328,325
	882,000	10.88%, 10/15/2025(5)		1,100,295
		Discovery Communications LLC
	6,046,000	3.45%, 03/15/2025		5,910,521
	10,001,000	3.80%, 03/13/2024		10,140,414
	5,150,000	4.90%, 03/11/2026		5,500,952
		DISH DBS Corp.
	2,840,000	5.00%, 03/15/2023		2,945,620
	1,825,000	5.88%, 07/15/2022		1,986,403
	455,000	5.88%, 11/15/2024		493,561
	3,620,000	6.75%, 06/01/2021		4,000,100
	1,260,000	7.88%, 09/01/2019		1,390,410
		Gray Television, Inc.
	2,160,000	5.13%, 10/15/2024(5)		2,211,300
	630,000	5.88%, 07/15/2026(5)		652,050
		Liberty Interactive LLC
	3,740,000	8.25%, 02/01/2030		4,076,600
		NBCUniversal Media LLC
	580,000	4.45%, 01/15/2043		620,899
	1,350,000	5.95%, 04/01/2041		1,729,277
		Quebecor Media, Inc.
	335,000	5.75%, 01/15/2023		360,963
		SFR Group S.A.
	3,485,000	7.38%, 05/01/2026(5)		3,772,512
		Sinclair Television Group, Inc.
	570,000	5.13%, 02/15/2027(5)		564,300
	675,000	5.88%, 03/15/2026(5)		703,688
	2,205,000	6.13%, 10/01/2022		2,282,175
		Sky plc
	16,875,000	3.13%, 11/26/2022(5)		17,183,694
		TEGNA, Inc.
	2,305,000	4.88%, 09/15/2021(5)		2,371,269
	1,285,000	5.50%, 09/15/2024(5)		1,338,006
	2,610,000	6.38%, 10/15/2023		2,763,337
		Time Warner Cable LLC
	540,000	4.00%, 09/01/2021		566,566
	1,875,000	4.50%, 09/15/2042		1,766,872
	1,300,000	5.50%, 09/01/2041		1,398,457

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	10,340,000	5.88%, 11/15/2040	$11,497,087
	14,780,000	6.75%, 07/01/2018	15,427,970
	2,825,000	6.75%, 06/15/2039	3,458,806
	2,450,000	8.25%, 04/01/2019	2,695,367
	535,000	8.75%, 02/14/2019	588,643
		Time Warner Entertainment Co. L.P.
	1,565,000	8.38%, 07/15/2033	2,176,945
		Time Warner Entertainment Co., L.P.
	5,000,000	8.38%, 03/15/2023	6,263,825
		Time Warner, Inc.
	4,015,000	2.95%, 07/15/2026	3,828,001
	6,920,000	3.60%, 07/15/2025	6,992,591
	965,000	3.80%, 02/15/2027	975,629
	5,880,000	3.88%, 01/15/2026	5,989,997
	6,545,000	5.35%, 12/15/2043	7,201,732
		Tribune Media Co.
	2,735,000	5.88%, 07/15/2022	2,864,912
		Viacom, Inc.
	90,000	3.45%, 10/04/2026	87,310
	380,000	4.38%, 03/15/2043	335,610
	2,505,000	4.50%, 02/27/2042	2,268,846
	9,845,000	4.85%, 12/15/2034	9,548,803
		Videotron Ltd.
	1,320,000	5.00%, 07/15/2022	1,412,400

			322,762,321

		Metal Fabricate/Hardware - 0.0%
		Novelis Corp.
	1,045,000	5.88%, 09/30/2026(5)	1,099,862
	1,880,000	6.25%, 08/15/2024(5)	2,011,976

			3,111,838

		Mining - 0.3%
		Anglo American Capital plc
	320,000	3.63%, 05/14/2020(5)	328,000
	580,000	4.13%, 04/15/2021(5)	601,025
	535,000	4.13%, 09/27/2022(5)	555,062
	480,000	4.88%, 05/14/2025(5)	512,400
	871,000	9.38%, 04/08/2019(5)	973,072
		Barrick North America Finance LLC
	565,000	5.75%, 05/01/2043	689,229
		BHP Billiton Finance USA Ltd.
	1,825,000	5.00%, 09/30/2043	2,150,208
		Constellium N.V.
	2,520,000	7.88%, 04/01/2021(5)	2,690,100
		Corp. Nacional del Cobre de Chile
	3,580,000	3.63%, 08/01/2027(5)	3,550,465
		Glencore Finance Canada Ltd.
	330,000	5.55%, 10/25/2042(5)	357,077
	5,030,000	6.00%, 11/15/2041(5)	5,815,802
		Goldcorp, Inc.
	7,000,000	3.63%, 06/09/2021	7,265,874
		Kaiser Aluminum Corp.
	1,940,000	5.88%, 05/15/2024	2,061,250
		New Gold, Inc.
	155,000	6.25%, 11/15/2022(5)	160,425
	1,530,000	6.38%, 05/15/2025(5)	1,587,375
		Newmont Mining Corp.
	205,000	4.88%, 03/15/2042	222,520
		Southern Copper Corp.
	7,333,000	5.88%, 04/23/2045	8,072,638
		Teck Resources Ltd.
	1,480,000	8.50%, 06/01/2024(5)	1,716,800

			39,309,322

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Miscellaneous Manufacturing - 0.3%
		Bombardier, Inc.
$	4,000,000	6.13%, 01/15/2023(5)	$	4,080,000
		General Electric Co.
	4,795,000	4.13%, 10/09/2042		5,014,534
	6,205,000	4.50%, 03/11/2044		6,877,895
		Siemens Financieringsmaatschappij N.V.
	5,380,000	2.35%, 10/15/2026(5)		5,109,763
	8,600,000	3.13%, 03/16/2024(5)		8,817,210

				29,899,402

		Office/Business Equipment - 0.0%
		CDW LLC / CDW Finance Corp.
	1,495,000	5.00%, 09/01/2023		1,558,538

		Oil & Gas - 3.5%
		Anadarko Petroleum Corp.
	1,875,000	3.45%, 07/15/2024		1,859,767
	1,250,000	4.50%, 07/15/2044		1,169,839
	5,860,000	6.45%, 09/15/2036		6,984,464
	8,225,000	6.60%, 03/15/2046		10,138,357
	2,275,000	6.95%, 06/15/2019		2,460,372
	2,110,000	8.70%, 03/15/2019		2,326,077
		Antero Resources Corp.
	340,000	5.38%, 11/01/2021		349,245
	875,000	5.63%, 06/01/2023		896,875
		Apache Corp.
	1,495,000	4.25%, 01/15/2044		1,414,804
		BG Energy Capital plc
	3,865,000	4.00%, 10/15/2021(5)		4,106,837
		Blue Racer Midstream LLC / Blue Racer Finance Corp.
	3,380,000	6.13%, 11/15/2022(5)		3,456,050
		BP Capital Markets plc
	4,510,000	2.11%, 09/16/2021		4,498,671
	3,115,000	2.75%, 05/10/2023		3,135,590
	11,505,000	3.06%, 03/17/2022		11,835,055
	9,110,000	3.22%, 11/28/2023		9,351,789
	4,915,000	3.25%, 05/06/2022		5,086,799
	7,320,000	3.59%, 04/14/2027		7,535,911
	2,840,000	3.81%, 02/10/2024		2,993,016
	1,730,000	3.99%, 09/26/2023		1,851,913
		California Resources Corp.
	4,055,000	8.00%, 12/15/2022(5)		2,585,062
		Canadian Natural Resources Ltd.
	6,860,000	3.45%, 11/15/2021		7,096,231
	4,324,000	3.80%, 04/15/2024		4,417,641
	4,050,000	3.85%, 06/01/2027		4,092,440
	4,626,000	3.90%, 02/01/2025		4,721,989
	7,950,000	6.25%, 03/15/2038		9,445,999
	990,000	7.20%, 01/15/2032		1,224,618
		Cenovus Energy, Inc.
	4,230,000	4.25%, 04/15/2027(5)		4,133,628
	2,210,000	6.75%, 11/15/2039		2,386,530
		Chesapeake Energy Corp.
	595,000	8.00%, 06/15/2027(5)		595,000
		Cimarex Energy Co.
	7,260,000	3.90%, 05/15/2027		7,397,120
		Concho Resources, Inc.
	1,290,000	5.50%, 10/01/2022		1,330,312
	1,415,000	5.50%, 04/01/2023		1,460,987
		ConocoPhillips Co.
	1,435,000	4.30%, 11/15/2044		1,471,099
	2,895,000	5.95%, 03/15/2046		3,717,339
	135,000	6.50%, 02/01/2039		177,967
		Continental Resources, Inc.
	585,000	3.80%, 06/01/2024		541,125
	391,000	4.50%, 04/15/2023		381,225

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	3,565,000	4.90%, 06/01/2044	$	3,048,075
	1,489,000	5.00%, 09/15/2022		1,475,033
		Denbury Resources, Inc.
	4,010,000	9.00%, 05/15/2021(5)		3,819,525
		Devon Energy Corp.
	10,875,000	3.25%, 05/15/2022		10,983,000
	4,005,000	5.00%, 06/15/2045		4,078,139
	3,695,000	5.60%, 07/15/2041		4,019,118
	444,000	7.95%, 04/15/2032		579,922
		Devon Financing Co. LLC
	1,085,000	7.88%, 09/30/2031		1,419,194
		Ecopetrol S.A.
	1,695,000	5.88%, 09/18/2023		1,866,670
		EnCana Corp.
	2,830,000	6.50%, 08/15/2034		3,258,847
		Encana Corp.
	1,930,000	6.63%, 08/15/2037		2,281,901
	575,000	7.20%, 11/01/2031		691,405
		Energen Corp.
	2,055,000	4.63%, 09/01/2021		2,080,687
		Ensco plc
	2,600,000	5.75%, 10/01/2044		1,735,500
		EOG Resources, Inc.
	3,075,000	3.90%, 04/01/2035		3,015,179
	7,175,000	4.15%, 01/15/2026		7,624,542
		Gazprom OAO Via Gaz Capital S.A.
	495,000	3.85%, 02/06/2020(8)		502,761
	1,625,000	9.25%, 04/23/2019(8)		1,792,502
		Hess Corp.
	10,235,000	4.30%, 04/01/2027		10,162,311
	5,940,000	5.60%, 02/15/2041		5,951,393
	5,910,000	5.80%, 04/01/2047		6,007,728
	3,835,000	6.00%, 01/15/2040		4,010,904
	1,325,000	7.30%, 08/15/2031		1,569,266
	700,000	7.88%, 10/01/2029		856,955
		Kerr-McGee Corp.
	3,470,000	6.95%, 07/01/2024		4,106,689
		Laredo Petroleum, Inc.
	2,365,000	5.63%, 01/15/2022		2,391,606
	1,290,000	6.25%, 03/15/2023		1,330,312
	1,540,000	7.38%, 05/01/2022		1,595,825
		Lukoil International Finance B.V.
	1,150,000	4.75%, 11/02/2026(5)		1,183,085
		Marathon Oil Corp.
	9,540,000	2.80%, 11/01/2022		9,355,172
	12,665,000	4.40%, 07/15/2027		12,869,476
	9,392,000	5.20%, 06/01/2045		9,334,934
	3,240,000	5.90%, 03/15/2018		3,323,278
		Matador Resources Co.
	2,765,000	6.88%, 04/15/2023		2,930,900
		MEG Energy Corp.
	3,320,000	6.38%, 01/30/2023(5)		2,780,500
	1,210,000	6.50%, 01/15/2025(5)		1,170,675
	1,740,000	7.00%, 03/31/2024(5)		1,431,150
		Noble Energy, Inc.
	5,825,000	5.25%, 11/15/2043		6,115,434
	2,020,000	8.00%, 04/01/2027		2,583,962
		Noble Holding International Ltd.
	2,060,000	6.20%, 08/01/2040		1,256,600
	2,200,000	7.75%, 01/15/2024		1,750,874
		PDC Energy, Inc.
	675,000	6.13%, 09/15/2024(5)		692,719
		Petrobras Global Finance B.V.
	305,000	5.38%, 01/27/2021		313,388
	6,680,000	6.13%, 01/17/2022		7,020,012
	1,295,000	6.75%, 01/27/2041		1,243,200

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	1,395,000	6.85%, 06/05/2115	$	1,277,192
	125,000	6.88%, 01/20/2040		121,563
	795,000	7.38%, 01/17/2027		860,588
	655,000	8.38%, 05/23/2021		736,875
	510,000	8.75%, 05/23/2026		599,250
		Petroleos de Venezuela S.A.
	—	5.50%, 04/12/2037(8)		—
		Petroleos Mexicanos
	435,000	3.32%, 07/18/2018(3)		440,003
	571,000	5.38%, 03/13/2022(5)		608,401
	897,000	5.50%, 01/21/2021		961,584
	310,000	5.63%, 01/23/2046		284,623
	4,200,000	6.50%, 03/13/2027(5)		4,624,200
	2,402,000	6.75%, 09/21/2047		2,526,904
	8,303,000	6.75%, 09/21/2047(5)		8,734,756
		Pioneer Natural Resources Co.
	3,580,000	3.45%, 01/15/2021		3,693,984
	4,050,000	3.95%, 07/15/2022		4,266,213
	1,640,000	6.88%, 05/01/2018		1,699,334
	1,001,000	7.20%, 01/15/2028		1,253,563
		QEP Resources, Inc.
	4,015,000	5.25%, 05/01/2023		3,903,343
	205,000	5.38%, 10/01/2022		201,413
	230,000	6.80%, 03/01/2020		240,350
		Rice Energy, Inc.
	1,235,000	6.25%, 05/01/2022		1,290,575
	510,000	7.25%, 05/01/2023		547,613
		Rowan Cos., Inc.
	1,460,000	5.85%, 01/15/2044		1,113,075
		RSP Permian, Inc.
	1,725,000	6.63%, 10/01/2022		1,802,625
		Shell International Finance B.V.
	4,735,000	4.38%, 05/11/2045		5,021,311
	3,250,000	4.55%, 08/12/2043		3,519,275
		SM Energy Co.
	2,590,000	5.00%, 01/15/2024		2,408,700
	25,000	5.63%, 06/01/2025		23,375
	355,000	6.13%, 11/15/2022		347,900
	170,000	6.50%, 11/15/2021		169,150
	395,000	6.75%, 09/15/2026		393,025
		State Oil Co. of the Azerbaijan Republic
	725,000	4.75%, 03/13/2023(8)		715,039
		Statoil ASA
	6,780,000	2.65%, 01/15/2024		6,727,109
	1,095,000	2.75%, 11/10/2021		1,113,814
	1,315,000	3.95%, 05/15/2043		1,296,824
	1,080,000	4.25%, 11/23/2041		1,109,233
	455,000	5.10%, 08/17/2040		526,642
		Tosco Corp.
	500,000	8.13%, 02/15/2030		694,865
		Total Capital International S.A.
	5,065,000	2.88%, 02/17/2022		5,192,071
		Transocean, Inc.
	675,000	6.80%, 03/15/2038		502,875
	200,000	7.50%, 04/15/2031		163,500
	795,000	9.35%, 12/15/2041		711,525
		Tullow Oil plc
	2,140,000	6.00%, 11/01/2020(5)		2,073,125
	3,181,000	6.25%, 04/15/2022(5)		2,934,472
		Valero Energy Corp.
	5,173,000	3.40%, 09/15/2026		5,129,066
	5,411,000	4.90%, 03/15/2045		5,728,047
	1,470,000	6.63%, 06/15/2037		1,832,032
		WPX Energy, Inc.
	3,370,000	5.25%, 09/15/2024		3,319,450
	3,305,000	6.00%, 01/15/2022		3,395,887

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	1,240,000	8.25%, 08/01/2023	$	1,364,000
		YPF S.A.
	925,000	8.50%, 07/28/2025(8)		1,027,027
	830,000	8.75%, 04/04/2024(5)		931,094

				396,396,551

		Oil & Gas Services - 0.1%
		Halliburton Co.
	2,565,000	3.80%, 11/15/2025		2,646,918
	3,250,000	5.00%, 11/15/2045		3,528,584
		Weatherford International Ltd.
	445,000	5.95%, 04/15/2042		373,800
	1,180,000	6.50%, 08/01/2036		1,038,400
	445,000	7.00%, 03/15/2038		402,169

				7,989,871

		Packaging & Containers - 0.2%
		ARD Finance S.A. (cash)
	2,940,000	7.13%, 09/15/2023(7)		3,158,030
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	2,975,000	6.00%, 06/30/2021(5)		3,064,250
	725,000	6.00%, 02/15/2025(5)		772,125
	570,000	7.25%, 05/15/2024(5)		629,138
		Berry Plastics Corp.
	3,580,000	6.00%, 10/15/2022		3,803,750
		Flex Acquisition Co., Inc.
	3,305,000	6.88%, 01/15/2025(5)		3,470,250
		Owens-Brockway Glass Container, Inc.
	1,610,000	5.88%, 08/15/2023(5)		1,784,081
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	3,240,000	5.13%, 07/15/2023(5)		3,410,100
	1,155,000	7.00%, 07/15/2024(5)		1,248,844

				21,340,568

		Pharmaceuticals - 1.8%
		Abbott Laboratories
	4,245,000	2.55%, 03/15/2022		4,230,423
		Allergan Funding SCS
	6,480,000	3.00%, 03/12/2020		6,631,587
	9,235,000	3.45%, 03/15/2022		9,608,325
	4,370,000	3.80%, 03/15/2025		4,542,746
	3,825,000	3.85%, 06/15/2024		4,018,870
	4,680,000	4.55%, 03/15/2035		5,016,066
	1,381,000	4.75%, 03/15/2045		1,504,721
		AstraZeneca plc
	10,360,000	3.13%, 06/12/2027		10,328,247
	5,000,000	3.38%, 11/16/2025		5,131,625
		Baxalta, Inc.
	1,310,000	3.60%, 06/23/2022		1,349,388
		Bayer US Finance LLC
	6,420,000	3.00%, 10/08/2021(5)		6,579,267
		Cardinal Health, Inc.
	11,130,000	2.62%, 06/15/2022		11,221,845
	4,505,000	3.50%, 11/15/2024		4,604,110
	1,495,000	4.37%, 06/15/2047		1,552,205
		EMD Finance LLC
	3,265,000	2.95%, 03/19/2022(5)		3,334,296
	7,025,000	3.25%, 03/19/2025(5)		7,091,766
		Endo Finance LLC
	3,555,000	6.00%, 07/15/2023(5)		3,081,741
	4,905,000	6.00%, 02/01/2025(5)		4,150,856
		Johnson & Johnson
	6,420,000	3.63%, 03/03/2037		6,667,651
		Merck & Co., Inc.
	4,040,000	3.70%, 02/10/2045		4,058,414
		Mylan N.V.
	4,325,000	3.00%, 12/15/2018		4,385,900

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	13,000,000	3.15%, 06/15/2021	$13,275,158
	2,655,000	3.75%, 12/15/2020	2,769,290
		Mylan, Inc.
	1,548,000	2.55%, 03/28/2019	1,561,499
	5,000,000	3.13%, 01/15/2023(5)	5,001,500
		Pfizer, Inc.
	4,525,000	3.00%, 12/15/2026	4,580,327
	4,525,000	4.00%, 12/15/2036	4,845,288
	1,000,000	4.30%, 06/15/2043	1,083,303
	1,450,000	7.20%, 03/15/2039	2,210,422
		PRA Holdings, Inc.
	1,869,000	9.50%, 10/01/2023(5)	2,062,909
		Shire Acquisitions Investments Ireland DAC
	19,145,000	2.40%, 09/23/2021	19,085,191
	4,510,000	3.20%, 09/23/2026	4,453,616
		Teva Pharmaceutical Finance Netherlands B.V.
	7,180,000	1.70%, 07/19/2019	7,140,912
	9,755,000	2.20%, 07/21/2021	9,617,562
	1,575,000	2.80%, 07/21/2023	1,545,807
		Valeant Pharmaceuticals International, Inc.
	3,390,000	5.50%, 03/01/2023(5)	2,889,975
	10,010,000	5.88%, 05/15/2023(5)	8,608,600
	1,970,000	6.13%, 04/15/2025(5)	1,676,962
	255,000	7.00%, 03/15/2024(5)	271,575

			201,769,945

		Pipelines - 2.1%
		Enbridge, Inc.
	3,525,000	3.70%, 07/15/2027	3,577,110
		Energy Transfer Equity L.P.
	3,685,000	5.50%, 06/01/2027	3,869,250
	425,000	7.50%, 10/15/2020	480,250
		Energy Transfer L.P.
	3,655,000	3.60%, 02/01/2023	3,696,941
	10,750,000	4.05%, 03/15/2025	10,857,306
	2,275,000	4.90%, 03/15/2035	2,239,899
	4,650,000	5.15%, 03/15/2045	4,525,887
	2,000,000	5.30%, 04/15/2047	1,981,054
	940,000	6.05%, 06/01/2041	993,080
	1,165,000	6.63%, 10/15/2036	1,333,753
	2,000,000	6.70%, 07/01/2018	2,085,264
	680,000	7.50%, 07/01/2038	840,620
		Enterprise Products Operating LLC
	6,780,000	3.95%, 02/15/2027	7,107,908
	730,000	4.45%, 02/15/2043	730,987
	1,516,000	4.85%, 08/15/2042	1,617,187
	3,310,000	4.85%, 03/15/2044	3,539,687
	809,000	4.90%, 05/15/2046	875,433
	1,025,000	5.10%, 02/15/2045	1,136,127
	1,300,000	5.95%, 02/01/2041	1,564,686
	565,000	6.30%, 09/15/2017	568,065
		Kinder Morgan Energy Partners L.P.
	3,725,000	3.50%, 09/01/2023	3,770,881
	2,228,000	4.25%, 09/01/2024	2,306,421
	1,475,000	4.30%, 05/01/2024	1,530,630
	960,000	5.30%, 09/15/2020	1,034,950
	3,155,000	5.80%, 03/15/2035	3,389,372
		Kinder Morgan, Inc.
	1,729,000	5.00%, 02/15/2021(5)	1,851,711
	6,090,000	5.05%, 02/15/2046	6,161,624
	380,000	5.30%, 12/01/2034	393,662
	5,330,000	5.55%, 06/01/2045	5,678,966
		MPLX L.P.
	2,555,000	4.13%, 03/01/2027	2,593,026
		ONEOK, Inc.
	9,955,000	4.00%, 07/13/2027	10,114,330

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Phillips 66 Partners L.P.
$	7,020,000	3.55%, 10/01/2026	$6,915,563
		Plains All American Pipeline L.P. / PAA Finance Corp.
	2,190,000	2.60%, 12/15/2019	2,199,807
	2,420,000	3.60%, 11/01/2024	2,372,534
	4,060,000	4.50%, 12/15/2026	4,156,746
	2,325,000	4.90%, 02/15/2045	2,174,263
		Regency Energy Partners L.P. / Regency Energy Finance Corp.
	6,405,000	5.00%, 10/01/2022	6,875,691
		Sabine Pass Liquefaction LLC
	3,880,000	4.20%, 03/15/2028	3,941,036
	2,110,000	5.63%, 04/15/2023	2,349,496
	14,220,000	5.63%, 03/01/2025	15,815,768
		Southern Gas Corridor CJSC
	1,394,000	6.88%, 03/24/2026(5)	1,532,703
		Spectra Energy Partners L.P.
	6,450,000	3.38%, 10/15/2026	6,405,450
	705,000	4.50%, 03/15/2045	694,313
		Sunoco Logistics Partners Operations L.P.
	1,840,000	3.90%, 07/15/2026	1,813,598
	5,035,000	4.25%, 04/01/2024	5,179,092
	2,100,000	5.30%, 04/01/2044	2,052,177
	845,000	5.35%, 05/15/2045	838,567
		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
	1,590,000	6.75%, 03/15/2024	1,721,175
		TC PipeLines L.P.
	15,340,000	3.90%, 05/25/2027	15,421,087
		TransCanada PipeLines Ltd.
	1,080,000	6.20%, 10/15/2037	1,383,518
		Valero Energy Partners L.P.
	17,950,000	4.38%, 12/15/2026	18,580,889
		Williams Partners L.P.
	1,165,000	3.60%, 03/15/2022	1,200,160
	18,685,000	3.75%, 06/15/2027	18,679,731
	5,435,000	4.00%, 11/15/2021	5,685,477
	2,015,000	4.13%, 11/15/2020	2,115,861
	1,160,000	4.30%, 03/04/2024	1,222,262
	5,155,000	4.50%, 11/15/2023	5,510,350
	1,300,000	5.10%, 09/15/2045	1,346,277
	970,000	5.40%, 03/04/2044	1,032,709
	2,750,000	6.30%, 04/15/2040	3,222,315

			234,884,682

		Real Estate Investment Trusts - 0.8%
		American Tower Corp.
	20,485,000	2.25%, 01/15/2022	20,244,793
	5,881,000	3.30%, 02/15/2021	6,054,419
	2,610,000	5.00%, 02/15/2024	2,889,719
		Brandywine Operating Partnership L.P.
	3,325,000	3.95%, 02/15/2023	3,360,970
		Crown Castle International Corp.
	13,000,000	3.20%, 09/01/2024	13,002,392
	625,000	3.40%, 02/15/2021	645,427
	605,000	3.70%, 06/15/2026	612,904
		DDR Corp.
	6,925,000	3.50%, 01/15/2021	7,021,846
	3,385,000	3.63%, 02/01/2025	3,241,517
	4,240,000	4.25%, 02/01/2026	4,167,937
		Duke Realty L.P.
	5,250,000	3.88%, 02/15/2021	5,476,070
		Equinix, Inc.
	1,385,000	5.88%, 01/15/2026	1,516,575
		ERP Operating L.P.
	9,015,000	2.85%, 11/01/2026	8,762,986

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		HCP, Inc.
$	6,575,000	4.00%, 12/01/2022	$6,915,118
		Kimco Realty Corp.
	2,075,000	4.25%, 04/01/2045	1,978,764
		Ventas Realty L.P. / Ventas Capital Corp.
	3,975,000	3.25%, 08/15/2022	4,052,290

			89,943,727

		Retail - 1.1%
		AutoNation, Inc.
	4,115,000	3.35%, 01/15/2021	4,202,575
		CEC Entertainment, Inc.
	2,930,000	8.00%, 02/15/2022	3,069,175
		CVS Health Corp.
	5,730,000	2.75%, 12/01/2022	5,782,722
	5,575,000	3.50%, 07/20/2022	5,827,291
	4,000,000	4.00%, 12/05/2023	4,280,400
	10,120,000	5.13%, 07/20/2045	11,613,408
		CVS Pass-Through Trust
	13,485	6.04%, 12/10/2028	15,286
	29,625	6.94%, 01/10/2030	35,418
		Ferrellgas L.P. / Ferrellgas Finance Corp.
	466,000	6.50%, 05/01/2021	442,700
	1,140,000	6.75%, 01/15/2022	1,077,300
	1,112,000	6.75%, 06/15/2023	1,048,060
		Home Depot, Inc.
	4,087,000	3.50%, 09/15/2056	3,735,755
	7,230,000	4.25%, 04/01/2046	7,709,631
	1,265,000	4.88%, 02/15/2044	1,468,680
	2,050,000	5.88%, 12/16/2036	2,661,394
		Lowe’s Cos., Inc.
	9,215,000	2.50%, 04/15/2026	8,866,249
	8,330,000	3.10%, 05/03/2027	8,362,354
	4,715,000	3.70%, 04/15/2046	4,526,574
	1,185,000	4.05%, 05/03/2047	1,210,070
		McDonald’s Corp.
	5,515,000	3.70%, 01/30/2026	5,778,805
	9,030,000	4.60%, 05/26/2045	9,782,470
		Party City Holdings, Inc.
	2,240,000	6.13%, 08/15/2023(5)	2,352,000
		United Rentals North America Co.
	4,105,000	4.88%, 01/15/2028(6)	4,115,263
		Wal-Mart Stores, Inc.
	6,500,000	4.00%, 04/11/2043	6,863,974
	6,170,000	4.30%, 04/22/2044	6,855,382
	5,945,000	4.75%, 10/02/2043	6,985,084
	1,000,000	5.00%, 10/25/2040	1,201,185
	1,583,000	6.20%, 04/15/2038	2,166,044
		Walgreens Boots Alliance, Inc.
	4,935,000	3.45%, 06/01/2026	4,946,163

			126,981,412

		Semiconductors - 0.7%
		Applied Materials, Inc.
	3,945,000	3.30%, 04/01/2027	4,030,015
	2,825,000	4.35%, 04/01/2047	3,035,525
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	18,455,000	3.63%, 01/15/2024(5)	18,991,321
	10,455,000	3.88%, 01/15/2027(5)	10,730,751
		Entegris, Inc.
	2,710,000	6.00%, 04/01/2022(5)	2,837,749
		Intel Corp.
	6,700,000	2.88%, 05/11/2024	6,782,035
	2,150,000	4.10%, 05/19/2046	2,225,953
	3,630,000	4.90%, 07/29/2045	4,231,077
		Lam Research Corp.
	2,355,000	2.80%, 06/15/2021	2,405,797

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Micron Technology, Inc.
$	3,165,000	5.50%, 02/01/2025	$	3,357,875
		NXP B.V. / NXP Funding LLC
	3,375,000	3.88%, 09/01/2022(5)		3,510,000
	1,705,000	4.13%, 06/15/2020(5)		1,781,725
		QUALCOMM, Inc.
	5,735,000	2.60%, 01/30/2023		5,769,037
	3,225,000	4.30%, 05/20/2047		3,317,354
		Sensata Technologies B.V.
	1,440,000	5.00%, 10/01/2025(5)		1,515,600
	1,475,000	5.63%, 11/01/2024(5)		1,604,063

				76,125,877

		Software - 1.0%
		Camelot Finance S.A.
	1,876,000	7.88%, 10/15/2024(5)		2,040,150
		Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
	1,675,000	5.75%, 03/01/2025(5)		1,731,531
		Fidelity National Information Services, Inc.
	2,755,000	2.25%, 08/15/2021		2,735,798
	12,215,000	3.00%, 08/15/2026		11,968,428
	5,390,000	4.50%, 08/15/2046		5,548,337
		First Data Corp.
	4,490,000	5.38%, 08/15/2023(5)		4,686,438
	2,910,000	5.75%, 01/15/2024(5)		3,073,688
	2,180,000	7.00%, 12/01/2023(5)		2,351,675
		Infor Software Parent LLC (cash)
	510,000	7.13%, 05/01/2021(5)(7)		527,850
		Infor U.S., Inc.
	155,000	5.75%, 08/15/2020(5)		159,650
	3,650,000	6.50%, 05/15/2022		3,800,563
		Microsoft Corp.
	1,690,000	2.88%, 02/06/2024		1,728,689
	5,575,000	3.13%, 11/03/2025		5,729,957
	10,115,000	3.30%, 02/06/2027		10,459,112
	3,805,000	3.50%, 02/12/2035		3,850,203
	7,750,000	3.70%, 08/08/2046		7,655,279
	1,980,000	3.75%, 02/12/2045		1,970,934
	6,750,000	3.95%, 08/08/2056		6,814,658
	3,065,000	4.10%, 02/06/2037		3,302,636
	5,190,000	4.25%, 02/06/2047		5,617,225
	6,030,000	4.45%, 11/03/2045		6,673,286
	775,000	4.75%, 11/03/2055		895,489
		Oracle Corp.
	8,000,000	2.65%, 07/15/2026		7,793,856
	2,100,000	3.85%, 07/15/2036		2,180,686
	10,105,000	3.90%, 05/15/2035		10,493,002

				113,789,120

		Telecommunications - 2.4%
		Altice Financing S.A.
	1,625,000	6.50%, 01/15/2022(5)		1,693,575
	1,715,000	6.63%, 02/15/2023(5)		1,816,828
	3,280,000	7.50%, 05/15/2026(5)		3,636,864
		AT&T, Inc.
	2,825,000	3.00%, 06/30/2022		2,858,835
	18,120,000	3.60%, 02/17/2023		18,743,817
	15,130,000	3.61%, 08/14/2024(6)		15,104,582
	4,385,000	3.80%, 03/01/2024		4,517,177
	18,155,000	4.06%, 08/14/2027(6)		18,123,592
	4,790,000	4.30%, 12/15/2042		4,397,996
	1,725,000	4.50%, 05/15/2035		1,679,915
	3,740,000	4.50%, 03/09/2048		3,449,619
	1,735,000	4.55%, 03/09/2049		1,590,693
	10,330,000	4.75%, 05/15/2046		9,919,579
	12,920,000	4.80%, 08/14/2037(6)		12,897,002
	7,600,000	4.80%, 06/15/2044		7,354,398

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	6,975,000	5.15%, 03/15/2042	$7,061,804
	16,885,000	5.32%, 02/14/2050(6)	16,847,684
		Cisco Systems, Inc.
	2,360,000	5.50%, 01/15/2040	2,939,533
		Deutsche Telekom International Finance B.V.
	1,250,000	8.75%, 06/15/2030	1,858,424
		Frontier Communications Corp.
	2,160,000	11.00%, 09/15/2025	1,979,100
		Level 3 Financing, Inc.
	1,545,000	5.38%, 08/15/2022	1,587,487
		Nokia Oyj
	305,000	3.38%, 06/12/2022	308,620
	5,175,000	4.38%, 06/12/2027	5,330,250
		Sprint Capital Corp.
	1,090,000	6.88%, 11/15/2028	1,188,100
		Sprint Communications, Inc.
	2,110,000	7.00%, 03/01/2020(5)	2,305,175
		Sprint Corp.
	4,648,000	7.13%, 06/15/2024	5,095,370
	3,180,000	7.25%, 09/15/2021	3,529,800
	85,000	7.63%, 02/15/2025	95,838
	4,212,000	7.88%, 09/15/2023	4,780,620
		Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
	11,180,000	3.36%, 03/20/2023(5)	11,333,166
		Telefonica Emisiones SAU
	12,935,000	4.10%, 03/08/2027	13,531,446
	2,875,000	7.05%, 06/20/2036	3,820,556
		Verizon Communications, Inc.
	16,520,000	2.95%, 03/15/2022	16,689,132
	12,980,000	3.13%, 03/16/2022	13,232,124
	4,355,000	3.45%, 03/15/2021	4,514,393
	3,397,000	4.27%, 01/15/2036	3,259,398
	8,817,000	4.52%, 09/15/2048	8,190,843
	5,633,000	4.67%, 03/15/2055	5,175,713
	5,670,000	4.81%, 03/15/2039	5,678,879
	8,924,000	4.86%, 08/21/2046	8,772,997
	6,845,000	5.01%, 04/15/2049	6,821,563
	7,550,000	5.25%, 03/16/2037	7,996,749

			271,709,236

		Transportation - 1.0%
		Burlington Northern Santa Fe LLC
	6,435,000	4.13%, 06/15/2047	6,765,785
	8,215,000	4.55%, 09/01/2044	9,127,851
		Canadian Pacific Railway Co.
	1,415,000	4.50%, 01/15/2022	1,517,401
		CSX Corp.
	11,315,000	2.60%, 11/01/2026	10,963,386
	19,250,000	3.25%, 06/01/2027	19,384,326
	980,000	3.80%, 11/01/2046	939,773
	1,615,000	4.10%, 03/15/2044	1,640,446
	1,000,000	4.75%, 05/30/2042	1,096,077
		FedEx Corp.
	4,900,000	3.88%, 08/01/2042	4,720,998
	895,000	4.10%, 02/01/2045	881,396
	6,480,000	4.40%, 01/15/2047	6,733,621
	1,640,000	4.55%, 04/01/2046	1,739,005
	3,160,000	4.75%, 11/15/2045	3,438,175
		Hertz Corp.
	1,310,000	7.63%, 06/01/2022(5)	1,296,900
		Norfolk Southern Corp.
	4,355,000	2.90%, 06/15/2026	4,299,112
	5,000,000	4.65%, 01/15/2046	5,664,645
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	3,575,000	3.05%, 01/09/2020(5)	3,656,288

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	11,745,000	3.40%, 11/15/2026(5)	$11,661,528
	9,895,000	4.88%, 07/11/2022(5)	10,870,776
		Russian Railways via RZD Capital plc
EUR	340,000	4.60%, 03/06/2023(8)	454,414
$	2,615,000	5.70%, 04/05/2022(8)	2,804,587
		Sparc EM SPC Panama Metro
	305,000	0.01%, 12/05/2022(5)(6)	269,605
		Union Pacific Corp.
	2,325,000	3.80%, 10/01/2051	2,282,259
	1,970,000	4.38%, 11/15/2065	2,118,044

			114,326,398

		Trucking & Leasing - 0.0%
		Park Aerospace Holdings Ltd.
	1,660,000	5.25%, 08/15/2022(5)	1,689,050
	1,205,000	5.50%, 02/15/2024(5)	1,226,841

			2,915,891

		Total Corporate Bonds (cost $4,959,194,948)	$5,098,315,560

Foreign Government Obligations - 4.4%
		Argentina - 0.4%
		Argentine Republic Government International Bond
EUR	8,585,000	2.26%, 12/31/2038(4)	$6,251,175
$	11,245,000	2.50%, 12/31/2038(4)	7,303,627
	1,000,000	6.25%, 04/22/2019	1,054,500
	3,350,000	6.88%, 04/22/2021	3,606,275
	6,560,000	6.88%, 01/26/2027	6,743,680
	1,190,000	7.13%, 06/28/2117(5)	1,080,520
	7,050,000	7.50%, 04/22/2026	7,589,325
EUR	1,183,449	7.82%, 12/31/2033	1,457,343
$	4,409,410	8.28%, 12/31/2033	4,667,360
		City of Buenos Aires Argentina
	1,350,000	7.50%, 06/01/2027(5)	1,437,750
	310,000	8.95%, 02/19/2021(8)	343,154
	2,326,000	8.95%, 02/19/2021(5)	2,574,766
		Provincia de Buenos Aires
	1,065,000	7.88%, 06/15/2027(5)	1,087,014
	840,000	9.13%, 03/16/2024(5)	934,080
	450,000	9.95%, 06/09/2021(5)	509,931
		Provincia de Cordoba
	425,000	7.13%, 06/10/2021(5)	444,172
		Provincia del Chubut Argentina
	225,000	7.75%, 07/26/2026(5)	224,579

			47,309,251

		Azerbaijan - 0.0%
		Republic of Azerbaijan International Bond
	2,970,000	4.75%, 03/18/2024(8)	3,023,519
		Southern Gas Corridor CJSC
	755,000	6.88%, 03/24/2026(8)	830,123

			3,853,642

		Brazil - 0.3%
		Brazil Minas SPE via State of Minas Gerais
	335,000	5.33%, 02/15/2028(5)	333,325
	1,195,000	5.33%, 02/15/2028(8)	1,189,025
		Brazil Notas do Tesouro Nacional
BRL	4,221,888	6.00%, 08/15/2050(11)	1,479,798
		Brazilian Government International Bond
$	13,306,000	2.63%, 01/05/2023	12,527,599
	2,395,000	4.25%, 01/07/2025	2,397,395
	4,034,000	5.00%, 01/27/2045	3,614,464
	594,000	5.63%, 02/21/2047	579,150
	7,335,000	6.00%, 04/07/2026	8,050,162
	540,000	7.13%, 01/20/2037	627,750
	121,389	8.00%, 01/15/2018	124,588

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	3,684,000	8.25%, 01/20/2034	$4,691,574

			35,614,830

		Bulgaria - 0.1%
		Bulgaria Government International Bond
EUR	1,535,000	2.95%, 09/03/2024(8)	2,021,946
	3,660,000	3.13%, 03/26/2035(8)	4,490,680

			6,512,626

		Cayman Islands - 0.0%
		KSA Sukuk Ltd.
$	2,775,000	2.89%, 04/20/2022(5)	2,771,587

		Colombia - 0.1%
		Colombia Government International Bond
	2,750,000	3.88%, 04/25/2027	2,780,250
	200,000	4.00%, 02/26/2024	207,750
	2,320,000	5.00%, 06/15/2045	2,350,160
	2,395,000	7.38%, 09/18/2037	3,107,512
COP	1,450,000,000	7.75%, 04/14/2021	518,624
	10,000,000	9.85%, 06/28/2027	4,213
$	85,000	10.38%, 01/28/2033	130,688

			9,099,197

		Costa Rica - 0.0%
		Costa Rica Government International Bond
	400,000	5.63%, 04/30/2043(8)	361,000
	200,000	7.00%, 04/04/2044(8)	209,500
	785,000	7.16%, 03/12/2045(8)	832,100

			1,402,600

		Croatia - 0.2%
		Croatia Government International Bond
EUR	6,335,000	3.00%, 03/11/2025(8)	7,848,217
	1,455,000	3.00%, 03/20/2027(8)	1,767,643
	680,000	3.88%, 05/30/2022(8)	895,545
$	460,000	6.00%, 01/26/2024(8)	524,400
	3,295,000	6.38%, 03/24/2021(8)	3,669,510
	1,750,000	6.63%, 07/14/2020(8)	1,934,625

			16,639,940

		Dominican Republic - 0.1%
		Dominican Republic International Bond
	1,840,000	5.50%, 01/27/2025(5)	1,936,600
	2,780,000	5.88%, 04/18/2024(8)	2,988,500
	595,000	6.60%, 01/28/2024(5)	663,425
	130,000	6.60%, 01/28/2024(8)	144,950
	143,000	6.85%, 01/27/2045(8)	156,585
	1,020,000	6.88%, 01/29/2026(5)	1,160,250
	2,767,000	7.45%, 04/30/2044(8)	3,244,307
	115,000	7.50%, 05/06/2021(8)	127,363

			10,421,980

		Ghana - 0.0%
		Ghana Government International Bond
	1,565,000	8.13%, 01/18/2026(8)	1,614,031
	841,000	9.25%, 09/15/2022(5)	917,354
	850,000	10.75%, 10/14/2030(5)	1,059,449

			3,590,834

		Honduras - 0.0%
		Honduras Government International Bond
	710,000	6.25%, 01/19/2027(5)	746,977

		Hungary - 0.4%
		Hungary Government International Bond
	7,746,000	5.38%, 02/21/2023	8,683,824
	6,718,000	5.75%, 11/22/2023	7,742,495
	4,189,000	6.25%, 01/29/2020	4,566,010

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	15,360,000	6.38%, 03/29/2021	$17,307,064

			38,299,393

		Indonesia - 0.3%
		Indonesia Government International Bond
	1,371,000	3.70%, 01/08/2022(5)	1,417,891
EUR	660,000	3.75%, 06/14/2028(5)	863,541
	1,435,000	3.75%, 06/14/2028(8)	1,877,547
$	1,965,000	3.85%, 07/18/2027(5)	1,984,344
	1,255,000	4.35%, 01/08/2027(8)	1,317,903
	1,700,000	4.75%, 01/08/2026(8)	1,834,490
	530,000	4.75%, 07/18/2047(5)	548,053
	1,570,000	5.13%, 01/15/2045(8)	1,702,511
	600,000	5.25%, 01/08/2047(5)	663,146
	1,104,000	5.88%, 01/15/2024(8)	1,262,767
	696,000	6.63%, 02/17/2037(8)	878,674
	4,100,000	7.75%, 01/17/2038(8)	5,796,027
	9,027,000	8.50%, 10/12/2035(8)	13,212,991
		Perusahaan Penerbit SBSN Indonesia III
	1,270,000	3.40%, 03/29/2022(5)	1,289,050
	1,270,000	4.15%, 03/29/2027(5)	1,293,876

			35,942,811

		Israel - 0.0%
		Israel Government International Bond
	1,200,000	4.50%, 01/30/2043	1,277,870

		Ivory Coast - 0.1%
		Ivory Coast Government International Bond
EUR	400,000	5.13%, 06/15/2025(5)	482,754
$	3,015,000	5.38%, 07/23/2024(8)	2,962,238
	3,792,450	5.75%, 12/31/2032(4)(8)	3,717,359
	4,445,000	6.13%, 06/15/2033(5)	4,352,766
	2,005,000	6.38%, 03/03/2028(8)	2,055,125

			13,570,242

		Kuwait - 0.1%
		Kuwait International Government Bond
	7,000,000	2.75%, 03/20/2022(5)	7,051,100
	5,170,000	3.50%, 03/20/2027(5)	5,279,863

			12,330,963

		Mexico - 0.3%
		Mexican Bonos
MXN	25,066,100	6.50%, 06/09/2022	1,393,437
	23,357,200	8.00%, 12/07/2023	1,394,478
		Mexico Government International Bond
EUR	1,465,000	3.00%, 03/06/2045	1,591,191
	1,575,000	3.38%, 02/23/2031	1,985,677
	2,000,000	4.00%, 03/15/2115	2,149,782
$	4,133,000	4.15%, 03/28/2027	4,312,785
	15,636,000	4.75%, 03/08/2044	15,823,632
	5,066,000	5.75%, 10/12/2110	5,342,097
	2,138,000	6.05%, 01/11/2040	2,537,806

			36,530,885

		Mongolia - 0.0%
		Mongolia Government International Bond
	425,000	4.13%, 01/05/2018(8)	425,552
	200,000	8.75%, 03/09/2024(5)	223,396
	1,155,000	10.88%, 04/06/2021(5)	1,338,150

			1,987,098

		Morocco - 0.0%
		Morocco Government International Bond
	1,409,000	4.25%, 12/11/2022(8)	1,488,538
	806,000	5.50%, 12/11/2042(8)	897,578

			2,386,116

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Nigeria - 0.0%
		Nigeria Government International Bond
$	926,000	7.88%, 02/16/2032(5)	$1,021,656
	1,425,000	7.88%, 02/16/2032(8)	1,572,202

			2,593,858

		Oman - 0.2%
		Oman Government International Bond
	1,350,000	3.63%, 06/15/2021(8)	1,346,625
	990,000	3.88%, 03/08/2022(5)	994,344
	10,590,000	5.38%, 03/08/2027(5)	10,960,650
	1,535,000	5.38%, 03/08/2027(8)	1,588,725
	5,065,000	6.50%, 03/08/2047(5)	5,279,868

			20,170,212

		Panama - 0.1%
		Panama Government International Bond
	553,000	3.75%, 03/16/2025	575,120
	575,000	4.50%, 05/15/2047	592,250
	1,424,000	8.88%, 09/30/2027	2,039,880
	2,430,000	9.38%, 04/01/2029	3,620,700

			6,827,950

		Paraguay - 0.0%
		Paraguay Government International Bond
	1,080,000	4.70%, 03/27/2027(5)	1,121,850

		Peru - 0.1%
		Peru Government Bond
PEN	3,325,000	5.20%, 09/12/2023	1,051,699
	2,295,000	6.95%, 08/12/2031	782,268
		Peruvian Government International Bond
$	230,000	5.63%, 11/18/2050	283,245
	4,454,000	8.75%, 11/21/2033	6,892,565

			9,009,777

		Philippines - 0.0%
		Philippine Government International Bond
	1,690,000	3.95%, 01/20/2040	1,759,550
	280,000	6.38%, 01/15/2032	368,261
	275,000	7.75%, 01/14/2031	397,711
	275,000	9.50%, 02/02/2030	443,275
		Power Sector Assets & Liabilities Management Corp.
	470,000	7.39%, 12/02/2024(8)	604,232

			3,573,029

		Qatar - 0.1%
		Qatar Government International Bond
	5,575,000	2.38%, 06/02/2021(8)	5,501,410
	5,000,000	5.25%, 01/20/2020(5)	5,324,010

			10,825,420

		Romania - 0.1%
		Romanian Government International Bond
EUR	1,650,000	2.75%, 10/29/2025(8)	2,080,054
	170,000	2.75%, 10/29/2025(5)	214,308
	525,000	2.88%, 05/26/2028(5)	641,088
	1,060,000	3.63%, 04/24/2024(8)	1,428,748
	—	3.88%, 10/29/2035(5)	—
	8,542,000	3.88%, 10/29/2035(8)	10,604,984

			14,969,182

		Russia - 0.3%
		Russian Foreign Bond - Eurobond
$	2,200,000	4.25%, 06/23/2027(5)	2,219,690
	1,000,000	4.75%, 05/27/2026(8)	1,047,500
	3,600,000	4.88%, 09/16/2023(8)	3,888,288
	15,300,000	5.00%, 04/29/2020(8)	16,202,272
	1,400,000	5.25%, 06/23/2047(5)	1,412,132

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	3,400,000	5.63%, 04/04/2042(8)	$	3,705,293
	1,800,000	5.88%, 09/16/2043(8)		2,029,500

				30,504,675

		Saudi Arabia - 0.0%
		Saudi Government International Bond
	1,165,000	2.38%, 10/26/2021(5)		1,147,103

		Senegal - 0.0%
		Senegal Government International Bond
	1,035,000	6.25%, 05/23/2033(5)		1,063,463

		South Africa - 0.1%
		Republic of South Africa Government Bond
ZAR	49,900,000	6.25%, 03/31/2036		2,694,666
		Republic of South Africa Government International Bond
$	660,000	5.00%, 10/12/2046		617,892
		South Africa Government International Bond
	2,355,000	4.30%, 10/12/2028		2,232,785
	1,520,000	5.88%, 09/16/2025		1,647,224

				7,192,567

		Sri Lanka - 0.0%
		Sri Lanka Government International Bond
	1,670,000	6.20%, 05/11/2027(5)		1,720,105
	761,000	6.83%, 07/18/2026(5)		819,988
	515,000	6.85%, 11/03/2025(8)		555,521

				3,095,614

		Tunisia - 0.0%
		Banque Centrale de Tunisie International Bond
EUR	1,200,000	5.63%, 02/17/2024(8)		1,441,869
$	1,665,000	5.75%, 01/30/2025(8)		1,599,132

				3,041,001

		Turkey - 0.6%
		Turkey Government International Bond
	2,525,000	3.25%, 03/23/2023		2,392,892
	2,195,000	4.88%, 10/09/2026		2,189,512
	4,180,000	4.88%, 04/16/2043		3,765,511
	969,000	5.63%, 03/30/2021		1,032,644
	14,980,000	5.75%, 03/22/2024		15,990,700
	2,720,000	5.75%, 05/11/2047		2,702,527
	7,190,000	6.00%, 03/25/2027		7,741,732
	8,605,000	6.00%, 01/14/2041		8,894,197
	3,235,000	6.63%, 02/17/2045		3,595,314
	2,680,000	6.75%, 04/03/2018		2,758,878
	1,233,000	6.88%, 03/17/2036		1,399,258
	2,780,000	7.00%, 03/11/2019		2,964,147
	3,845,000	7.00%, 06/05/2020		4,223,156
	3,372,000	7.38%, 02/05/2025		3,937,923

				63,588,391

		Ukraine - 0.2%
		Ukraine Government International Bond
	1,414,000	0.00%, 05/31/2040(3)(5)		619,332
	3,775,000	7.75%, 09/01/2019(8)		3,921,998
	1,785,000	7.75%, 09/01/2020(8)		1,851,938
	1,502,000	7.75%, 09/01/2021(5)		1,550,815
	550,000	7.75%, 09/01/2022(8)		563,750
	1,120,000	7.75%, 09/01/2022(5)		1,148,000
	1,580,000	7.75%, 09/01/2023(8)		1,598,439
	620,000	7.75%, 09/01/2023(5)		627,235
	1,395,000	7.75%, 09/01/2024(5)		1,393,563
	1,690,000	7.75%, 09/01/2025(8)		1,675,635
	620,000	7.75%, 09/01/2025(5)		614,730
	510,000	7.75%, 09/01/2026(8)		501,738
	620,000	7.75%, 09/01/2026(5)		609,956
	5,300,000	7.75%, 09/01/2027(8)		5,201,367

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	1,602,000	7.75%, 09/01/2027(5)	$	1,572,187

				23,450,683

		Uruguay - 0.0%
		Uruguay Government International Bond
	32,000	5.10%, 06/18/2050		33,040
	812,000	7.63%, 03/21/2036		1,110,816
	175,000	7.88%, 01/15/2033		241,237
UYU	10,995,000	9.88%, 06/20/2022(5)		413,640

				1,798,733

		Venezuela - 0.2%
		Venezuela Government International Bond
$	345,000	6.00%, 12/09/2020(8)		138,000
	1,015,000	7.00%, 12/01/2018(8)		515,113
	3,170,000	7.00%, 03/31/2038(8)		1,204,600
	5,285,000	7.65%, 04/21/2025(8)		1,995,088
	4,765,000	7.75%, 10/13/2019(8)		2,037,037
	11,205,000	8.25%, 10/13/2024(8)		4,257,900
	11,937,200	9.00%, 05/07/2023(8)		4,655,508
	12,825,000	9.25%, 05/07/2028(8)		4,905,562

				19,708,808

		Total Foreign Government Obligations (cost $488,284,442)	$	503,971,158

Municipal Bonds - 0.5%
		Development - 0.2%
		California State, GO Taxable
	725,000	7.30%, 10/01/2039	$	1,069,020
	13,785,000	7.60%, 11/01/2040		21,674,293
	2,775,000	7.63%, 03/01/2040		4,280,105

				27,023,418

		General - 0.0%
		Chicago, IL, Transit Auth
	2,280,000	6.90%, 12/01/2040		2,938,441

		General Obligation - 0.2%
		California State, GO Taxable
	2,795,000	7.55%, 04/01/2039		4,311,120
		Illinois State, GO
	13,425,000	5.67%, 03/01/2018		13,649,600

				17,960,720

		Transportation - 0.1%
		Port Auth of New York & New Jersey
	1,850,000	4.46%, 10/01/2062		2,060,622
	15,000	4.93%, 10/01/2051		17,598
	900,000	4.96%, 08/01/2046		1,060,524
	4,165,000	5.31%, 08/01/2046		4,554,719

				7,693,463

		Total Municipal Bonds (cost $52,607,904)	$	55,616,042

Senior Floating Rate Interests - 0.1%(12)
		Chemicals - 0.0%
		Diamond (BC) B.V.
	860,000	0.00%, 07/12/2024(13)	$	860,714

		Environmental Control - 0.0%
		HD Supply Waterworks Ltd.
	220,000	0.00%, 08/01/2024(13)		221,307

		Healthcare-Products - 0.1%
		INC Research LLC
	2,115,000	0.00%, 06/27/2024(13)		2,129,974

		Insurance - 0.0%
		Asurion LLC
	160,000	0.00%, 11/03/2023(13)		161,200

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	695,000	0.00%, 07/11/2025(13)	$	712,159
	455,000	8.73%, 03/03/2021		455,569

				1,328,928

		Internet - 0.0%
		Lands’ End, Inc.
	1,041,469	4.48%, 04/04/2021		864,419

		Leisure Time - 0.0%
		Hayward Industries, Inc.
	470,000	0.00%, 07/18/2024(13)		473,525

		Machinery-Diversified - 0.0%
		Gardner Denver, Inc.
	1,596,112	4.55%, 07/30/2020		1,603,423

		Total Senior Floating Rate Interests (cost $7,587,730)	$	7,482,290

Convertible Bonds - 0.1%
		Commercial Services - 0.0%
		Cardtronics, Inc.
	1,200,000	1.00%, 12/01/2020	$	1,144,500

		Diversified Financial Services - 0.0%
		Blackhawk Network Holdings, Inc.
	1,360,000	1.50%, 01/15/2022(5)		1,525,750

		Home Builders - 0.0%
		M/I Homes, Inc.
	180,000	3.00%, 03/01/2018		180,225

		Internet - 0.0%
		Priceline Group, Inc.
	1,310,000	0.90%, 09/15/2021		1,559,719

		Media - 0.1%
		DISH Network Corp.
	1,160,000	3.38%, 08/15/2026(5)		1,441,300
		Liberty Media Corp-Liberty Formula One
	705,000	1.00%, 01/30/2023(5)		796,650

				2,237,950

		Oil & Gas - 0.0%
		PDC Energy, Inc.
	196,000	1.13%, 09/15/2021		184,363
		Cobalt International Energy, Inc.
	1,415,000	2.63%, 12/01/2019		411,234

				595,597

		Semiconductors - 0.0%
		Microchip Technology, Inc.
	40,000	1.63%, 02/15/2025		62,500
	963,000	1.63%, 02/15/2027(5)		1,066,522
	1,004,000	2.25%, 02/15/2037(5)		1,096,870

				2,225,892

		Software - 0.0%
		ServiceNow, Inc.
	644,000	0.00%, 06/01/2022(5)(14)		671,370

		Total Convertible Bonds (cost $10,692,674)	$	10,141,003

		Total Long-Term Investments (cost $9,937,225,452)	$	10,911,567,153

Short-Term Investments - 3.4%
		Other Investment Pools & Funds - 3.4%
	380,869,527	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$	380,869,527

		U.S. Treasury Bills - 0.0%
		U.S. Treasury Bills
	2,000,000	1.01%, 10/12/2017(15)		1,995,660

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total Short-Term Investments (cost $382,865,487)		$	382,865,187

Total Investments (cost $10,320,090,939)^	99.5%	$	11,294,432,340
Other Assets and Liabilities	0.5%		53,693,201

Total Net Assets	100.0%	$	11,348,125,541

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	1,057,779,043
Unrealized Depreciation		(83,437,642)

Net Unrealized Appreciation	$	974,341,401

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $4, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost Basis
10/2016	3,799,308	TCEH Corp.	$	—
10/2016	1,750,000	Texas Competitive Electric Holdings Co. LLC		—

			$	—

At July 31, 2017, the aggregate value of these securities was $4, which represents 0.0% of total net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $890,210,845, which represented 7.8% of total net assets.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $90,041,959 at July 31, 2017.
(7)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(8)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $198,430,840, which represented 1.7% of total net assets.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2017.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	Security is a zero-coupon bond.
(15)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Futures Contracts Outstanding at July 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	792	09/29/2017	$171,429,084	$171,344,250	$(84,834)
U.S. Treasury 5-Year Note Future	4,093	09/29/2017	483,640,677	483,581,557	(59,120)
U.S. Treasury Long Bond Future	339	09/20/2017	52,083,432	51,856,406	(227,026)

Total					$(370,980)

Short position contracts:
Euro BUXL 30-Year Bond Future	74	09/07/2017	$14,669,595	$14,201,911	$467,684
Euro-BOBL Future	48	09/07/2017	7,557,885	7,503,969	53,916
Euro-Bund Future	118	09/07/2017	22,975,612	22,622,544	353,068
U.S. Treasury 10-Year Note Future	6,096	09/20/2017	766,893,450	767,429,250	(535,800)

Total					$338,868

Total futures contracts					$(32,112)

OTC Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Anadarko Petroleum Corp.	MSC	USD	7,735,000	1.00%/1.40%	06/20/22	$—	$(338,808)	$(132,002)	$206,806
Russian Foreign Bond - Eurobond	BOA	USD	4,155,000	1.00%/1.13%	12/20/20	—	(335,262)	(13,153)	322,109
Russian Foreign Bond - Eurobond	BNP	USD	2,630,000	1.00%/1.13%	12/20/20	—	(221,275)	(8,326)	212,949
Russian Foreign Bond - Eurobond	GSC	USD	915,000	1.00%/1.48%	12/20/20	—	(51,963)	(2,874)	49,089
Russian Foreign Bond - Eurobond	BOA	USD	1,695,000	1.00%/1.48%	12/20/21	—	(83,550)	(31,886)	51,664
Russian Foreign Bond - Eurobond	BOA	USD	1,220,000	1.00%/1.48%	12/20/21	—	(66,755)	(22,951)	43,804
Russian Foreign Bond - Eurobond	BCLY	USD	1,055,000	1.00%/1.48%	12/20/21	—	(52,003)	(19,846)	32,157
Russian Foreign Bond - Eurobond	BNP	USD	655,000	1.00%/1.48%	12/20/21	—	(35,456)	(12,322)	23,134
Russian Foreign Bond - Eurobond	BNP	USD	590,000	1.00%/1.48%	12/20/21	—	(30,807)	(11,099)	19,708
Russian Foreign Bond - Eurobond	HSBC	USD	145,000	1.00%/1.48%	12/20/21	—	(7,147)	(2,728)	4,419
Saudi Government International Bond	BCLY	USD	1,655,000	1.00%/0.94%	06/20/22	—	(8,339)	6,316	14,655

Total						$—	$(1,231,365)	$(250,871)	$980,494

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total single-name issues	$—	$(1,231,365)	$(250,871)	$980,494

Total OTC contracts	$—	$(1,231,365)	$(250,871)	$980,494

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	5,835,000	(1.00%)	06/20/22	$264,381	$225,666	$(38,715)
CDX.NA.HY.28	USD	7,140,000	(5.00%)	06/20/22	467,563	570,061	102,498

Total					$731,944	$795,727	$63,783

Total					$731,944	$795,727	$63,783

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
BRL	Sell	09/05/17	BCLY	$1,479,015	$1,569,631	$(90,616)
CNH	Buy	09/20/17	SCB	2,773,669	2,802,192	28,523
COP	Sell	09/20/17	CBK	518,006	510,947	7,059
EGP	Buy	10/30/17	CBK	2,771,071	2,766,573	(4,498)
EUR	Buy	09/20/17	MSC	889,662	914,062	24,400
EUR	Buy	09/20/17	UBS	616,230	626,785	10,555
EUR	Buy	09/20/17	BOA	549,560	550,811	1,251
EUR	Sell	08/31/17	UBS	275,636	277,496	(1,860)
EUR	Sell	08/31/17	UBS	1,289,650	1,308,027	(18,377)
EUR	Sell	08/31/17	BOA	1,236,615	1,257,033	(20,418)
EUR	Sell	08/31/17	DEUT	5,555,524	5,656,650	(101,126)
EUR	Sell	09/20/17	CBK	565,738	586,424	(20,686)
EUR	Sell	09/20/17	MSC	613,059	635,094	(22,035)
EUR	Sell	09/20/17	HSBC	449,976	474,837	(24,861)
EUR	Sell	09/20/17	BOA	675,659	715,817	(40,158)
EUR	Sell	09/20/17	MSC	1,128,300	1,194,215	(65,915)
EUR	Sell	09/20/17	BCLY	46,670,205	49,385,448	(2,715,243)
GBP	Sell	08/31/17	DEUT	20,889	21,134	(245)
INR	Buy	09/20/17	BCLY	1,378,702	1,391,298	12,596
PEN	Buy	09/20/17	GSC	1,137,405	1,143,831	6,426
PEN	Sell	09/20/17	DEUT	1,592,692	1,614,260	(21,568)
PLN	Buy	09/20/17	BOA	1,392,117	1,433,616	41,499
TRY	Buy	09/20/17	JPM	1,361,858	1,369,435	7,577
ZAR	Sell	09/20/17	BCLY	1,359,489	1,359,513	(24)

Total						$(3,007,744)

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations:
BRL	Brazilian Real
CNH	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian Sol
PLN	Polish Zloty
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
Other Abbreviations:
ADR	American Depositary Receipt
CJSC	Closed Joint Stock Company
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
Municipal Abbreviations:
GO	General Obligation

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$656,759,876	$656,759,876	$—	$—
Capital Goods	344,089,647	344,089,647	—	—
Consumer Durables & Apparel	68,638,854	68,638,854	—	—
Consumer Services	25,395,177	25,395,177	—	—
Diversified Financials	214,639,674	214,639,674	—	—
Energy	709,093,406	709,093,406	—	—
Food, Beverage & Tobacco	493,569,822	412,260,393	81,309,429	—
Household & Personal Products	145,098,800	145,098,800	—	—
Insurance	173,649,145	173,649,145	—	—
Materials	255,476,542	255,476,542	—	—
Pharmaceuticals, Biotechnology & Life Sciences	683,398,354	549,728,896	133,669,458	—
Retailing	90,186,082	90,186,082	—	—
Semiconductors & Semiconductor Equipment	295,139,041	295,139,041	—	—
Software & Services	176,321,200	176,321,200	—	—
Technology Hardware & Equipment	159,186,188	159,186,188	—	—
Telecommunication Services	156,546,586	156,546,586	—	—
Transportation	123,340,156	123,340,156	—	—
Utilities	384,684,950	375,968,269	8,716,677	4
Preferred Stocks	556,886	556,886	—	—
Asset & Commercial Mortgage Backed Securities	80,270,714	—	80,270,714	—
Corporate Bonds	5,098,315,560	—	5,098,315,560	—
Foreign Government Obligations	503,971,158	—	503,971,158	—
Municipal Bonds	55,616,042	—	55,616,042	—
Senior Floating Rate Interests	7,482,290	—	7,482,290	—
Convertible Bonds	10,141,003	—	10,141,003	—
Short-Term Investments	382,865,187	380,869,527	1,995,660	—
Foreign Currency Contracts(2)	139,886	—	139,886	—
Futures Contracts(2)	874,668	874,668	—	—
Swaps - Credit Default(2)	1,082,992	—	1,082,992	—

Total	$11,296,529,886	$5,313,819,013	$5,982,710,869	$4

Liabilities
Foreign Currency Contracts(2)	$(3,147,630)	$—	$(3,147,630)	$—
Futures Contracts(2)	(906,780)	(906,780)	—	—
Swaps - Credit Default(2)	(38,715)	—	(38,715)	—

Total	$(4,093,125)	$(906,780)	$(3,186,345)	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.3%
	Automobiles & Components - 1.8%
502,930	General Motors Co.	$18,095,421
1,876,787	Goodyear Tire & Rubber Co.	59,137,558
390,185	Magna International, Inc.	18,608,703
1,604,900	Tata Motors Ltd. ADR	55,272,756

		151,114,438

	Banks - 8.8%
13,574,495	Banco Santander S.A.	92,417,436
4,569,701	Bank of America Corp.	110,221,188
2,624,032	Citigroup, Inc.	179,614,990
5,701,376	ICICI Bank Ltd.	26,828,611
2,649,890	ICICI Bank Ltd. ADR	24,670,476
3,921,970	Itau Unibanco Holding S.A. ADR	46,710,663
643,273	JP Morgan Chase & Co.	59,052,461
934,611	PNC Financial Services Group, Inc.	120,377,897
1,077,236	UniCredit S.p.A.*	21,171,931
1,099,802	Wells Fargo & Co.	59,323,320

		740,388,973

	Capital Goods - 3.5%
1,174,148	AerCap Holdings N.V.*	57,650,667
263,964	Airbus SE	22,055,930
231,169	AMETEK, Inc.	14,235,387
385,814	Cie de Saint-Gobain	21,407,545
495,702	Fastenal Co.	21,295,358
71,387	General Dynamics Corp.	14,015,410
806,800	Harry’s, Inc.*(1)(2)(3)	11,504,968
112,345	Honeywell International, Inc.	15,292,401
3,983,000	Kawasaki Heavy Industries Ltd.	12,681,463
132,559	Lockheed Martin Corp.	38,724,461
306,783	Middleby Corp.*	40,090,402
234,141	United Technologies Corp.	27,762,098

		296,716,090

	Commercial & Professional Services - 1.3%
162,261	Equifax, Inc.	23,599,240
467,580	IHS Markit Ltd.*	21,812,607
4,595	Klarna Holding AB*(1)(2)(3)	547,999
1,365,231	TransUnion*	62,568,536

		108,528,382

	Consumer Durables & Apparel - 2.7%
1,015,422	Crocs, Inc.*	8,062,451
2,433,785	NIKE, Inc. Class B	143,715,004
1,431,200	Sony Corp.	58,799,868
1,121,844	Under Armour, Inc. Class C*	20,316,595

		230,893,918

	Consumer Services - 3.2%
50,483	Chipotle Mexican Grill, Inc.*	17,354,541
85,701	Churchill Downs, Inc.	16,030,372
1,405,268	Hilton Worldwide Holdings, Inc.	87,871,408
469,131	Las Vegas Sands Corp.	28,903,161
294,110	McDonald’s Corp.	45,628,225
211,891	New Oriental Education & Technology Group, Inc. ADR*	16,879,237
431,972	Wynn Resorts Ltd.	55,871,259

		268,538,203

	Diversified Financials - 5.6%
766,921	American Express Co.	65,364,677
114,279	BlackRock, Inc.	48,743,422
2,255,652	Blackstone Group L.P.	75,451,559
1,459,283	Deutsche Bank AG	25,986,405
1,474,822	Deutsche Bank AG	26,310,825
340,364	Goldman Sachs Group, Inc.	76,694,220
692,900	Hong Kong Exchanges and Clearing Ltd.	19,739,480

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

348,664	Intercontinental Exchange, Inc.	$	23,259,375
421,678	Ocelot Partners Ltd.*(3)		4,111,361
1,545,957	Saban Capital Acquisition Corp. UNIT*		16,696,336
1,538,125	TD Ameritrade Holding Corp.		70,338,456
971,392	UBS Group AG*		16,892,958

			469,589,074

	Energy - 1.1%
126,211	Anadarko Petroleum Corp.		5,764,056
83,283	Diamondback Energy, Inc.*		7,985,174
1,427,663	Kinder Morgan, Inc.		29,167,155
739,130	Newfield Exploration Co.*		21,235,205
1,570,113	YPF S.A. ADR		31,716,283

			95,867,873

	Food & Staples Retailing - 1.5%
299,342	Costco Wholesale Corp.		47,448,700
531,430	Seven & I Holdings Co., Ltd.		21,419,102
370,262	Wal-Mart Stores, Inc.		29,617,257
392,932	Walgreens Boots Alliance, Inc.		31,697,825

			130,182,884

	Food, Beverage & Tobacco - 2.3%
300,831	Altria Group, Inc.		19,544,990
1,027,757	Coca-Cola Co.		47,112,381
335,650	General Mills, Inc.		18,682,279
98,790	JM Smucker Co.		12,042,501
201,162	Kellogg Co.		13,679,016
1,562,129	Monster Beverage Corp.*		82,402,305

			193,463,472

	Health Care Equipment & Services - 6.1%
166,701	Aetna, Inc.		25,723,631
432,507	Baxter International, Inc.		26,158,023
113,392	Becton Dickinson and Co.		22,837,149
430,100	Boston Scientific Corp.*		11,449,262
776,545	Cardinal Health, Inc.		59,995,867
406,972	Edwards Lifesciences Corp.*		46,875,035
644,067	HCA Healthcare, Inc.*		51,744,343
1,576,443	Hologic, Inc.*		69,694,545
88,426	Laboratory Corp. of America Holdings*		14,051,776
469,106	McKesson Corp.		75,934,188
698,159	Medtronic plc		58,624,411
116,165	Quest Diagnostics, Inc.		12,581,831
204,181	UnitedHealth Group, Inc.		39,163,958

			514,834,019

	Household & Personal Products - 1.5%
109,226	Beiersdorf AG		11,986,335
734,171	Colgate-Palmolive Co.		53,007,146
1,381,205	Coty, Inc. Class A		28,287,079
302,780	Estee Lauder Cos., Inc. Class A		29,972,192

			123,252,752

	Insurance - 3.8%
217,661	Allstate Corp.		19,807,151
254,662	American International Group, Inc.		16,667,628
1,052,072	AXA S.A.		31,071,342
740,887	Chubb Ltd.		108,510,310
588,560	Marsh & McLennan Cos., Inc.		45,890,023
862,200	Sony Financial Holdings, Inc.		14,905,753
511,000	Tokio Marine Holdings, Inc.		21,489,211
124,139	Torchmark Corp.		9,803,257
158,833	Travelers Cos., Inc.		20,344,919
186,516	Willis Towers Watson plc		27,768,502

			316,258,096

	Materials - 3.7%
616,201	ArcelorMittal*		16,119,818
2,411,100	Cemex S.A.B. de C.V. ADR*		23,411,781

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

17,414,823	Glencore plc*	$	76,823,652
1,266,108	International Paper Co.		69,610,618
534,413	KapStone Paper & Packaging Corp.		12,216,681
225,237	Packaging Corp. of America		24,658,947
2,438,882	Platform Specialty Products Corp.*		34,168,737
228,442	Praxair, Inc.		29,734,011
780,962	Steel Dynamics, Inc.		27,653,864

			314,398,109

	Media - 1.4%
207,021	DISH Network Corp. Class A*		13,255,555
176,082	Omnicom Group, Inc.		13,864,697
1,714,509	Viacom, Inc. Class B		59,870,654
253,614	Walt Disney Co.		27,879,787
25,200	Weinstein Co. LLC*(1)(2)(3)		—

			114,870,693

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
489,141	Agilent Technologies, Inc.		29,245,740
426,421	Alkermes plc*		23,201,567
96,883	Allergan plc		24,446,487
3,714,904	Bristol-Myers Squibb Co.		211,378,038
144,100	Celgene Corp.*		19,512,581
163,910	Incyte Corp.*		21,847,564
787,429	Ionis Pharmaceuticals, Inc.*		41,261,280
228,489	Johnson & Johnson		30,325,060
487,226	Merck & Co., Inc.		31,123,997
43,596	Mettler-Toledo International, Inc.*		24,983,996
317,985	Mylan N.V.*		12,398,235
43,881	Novartis AG		3,737,683
843,509	Pfizer, Inc.		27,970,758
80,715	Regeneron Pharmaceuticals, Inc.*		39,681,108
265,808	TESARO, Inc.*		33,933,049
575,700	Teva Pharmaceutical Industries Ltd. ADR		18,520,269

			593,567,412

	Real Estate - 2.2%
47,272	American Tower Corp. REIT		6,444,592
785,402	LaSalle Hotel Properties REIT		23,200,775
509,392	Public Storage REIT		104,715,713
1,127,328	Realogy Holdings Corp.		37,427,290
142,453	Vonovia SE		5,772,886
153,417	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)		7,948,535

			185,509,791

	Retailing - 4.7%
207,302	Advance Auto Parts, Inc.		23,219,897
380,589	CarMax, Inc.*		25,214,021
308,795	Ctrip.com International Ltd. ADR*		18,444,325
170,684	Expedia, Inc.		26,706,925
12,011	Honest Co.*(1)(2)(3)		357,688
10,615	JAND, Inc. Class A*(1)(2)(3)		84,071
450,656	Lowe’s Cos., Inc.		34,880,774
441,636	Netflix, Inc.*		80,227,596
41,090	Priceline Group, Inc.*		83,351,065
547,525	TJX Cos., Inc.		38,496,483
316,327	Tory Burch LLC*(1)(2)(3)		14,003,782
145,850	Ulta Salon Cosmetics & Fragrance, Inc.*		36,638,979
210,700	Wayfair, Inc. Class A*		16,086,945

			397,712,551

	Semiconductors & Semiconductor Equipment - 4.1%
4,942,036	Advanced Micro Devices, Inc.*		67,261,110
75,978	Broadcom Ltd.		18,740,733
551,339	Microchip Technology, Inc.		44,129,174
442,540	Micron Technology, Inc.*		12,444,225
272,328	NVIDIA Corp.		44,256,023
1,667,715	QUALCOMM, Inc.		88,705,761
5,519,490	Taiwan Semiconductor Manufacturing Co., Ltd.		39,016,719

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

689,300	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	$	24,787,228
166,160	Teradyne, Inc.		5,747,474

			345,088,447

	Software & Services - 17.9%
608,617	Accenture plc Class A		78,402,042
349,209	Activision Blizzard, Inc.		21,574,132
306,783	Adobe Systems, Inc.*		44,940,642
808,682	Alibaba Group Holding Ltd. ADR*		125,305,276
157,420	Alliance Data Systems Corp.		38,005,911
98,401	Alphabet, Inc. Class C*		91,562,131
292,050	Autodesk, Inc.*		32,356,220
195,764	Automatic Data Processing, Inc.		23,278,297
143,626	Birst, Inc. Escrow*(1)(2)(3)		27,289
143,626	Birst, Inc. Escrow*(1)(2)(3)		—
722,379	Cadence Design Systems, Inc.*		26,655,785
202,164	CoStar Group, Inc.*		55,706,290
1,161,874	Facebook, Inc. Class A*		196,647,175
183,184	FleetCor Technologies, Inc.*		27,854,959
928,139	Genpact Ltd.		26,916,031
844,528	Global Payments, Inc.		79,698,107
3,517,119	Just Eat plc*		28,808,366
1,067,739	Microsoft Corp.		77,624,625
55,426	NetEase, Inc. ADR		17,253,005
620,069	Oracle Corp.		30,960,045
812,142	PayPal Holdings, Inc.*		47,550,914
288,870	Salesforce.com, Inc.*		26,229,396
832,808	ServiceNow, Inc.*		91,983,644
39,365	Trade Desk, Inc. Class A*		2,098,548
151,264	Ultimate Software Group, Inc.*		34,141,797
58,205	Veracode, Inc.*(1)(2)(3)		233,984
393,493	Verint Systems, Inc.*		15,601,997
309,982	VeriSign, Inc.*		31,360,879
517,319	Visa, Inc. Class A		51,504,280
1,090,681	Workday, Inc. Class A*		111,369,437
652,695	Zillow Group, Inc. Class A*		29,651,934
1,058,846	Zillow Group, Inc. Class C*		47,817,485

			1,513,120,623

	Technology Hardware & Equipment - 2.4%
124,323	Apple, Inc.		18,490,560
183,350	Arista Networks, Inc.*		27,372,322
431,794	CDW Corp. of Delaware		27,388,693
3,245,200	Flex Ltd.*		51,890,748
24,173	Samsung Electronics Co., Ltd.		51,983,527
755,094	Trimble, Inc.*		28,263,168

			205,389,018

	Telecommunication Services - 0.8%
740,627	AT&T, Inc.		28,884,453
359,000	SoftBank Group Corp.		28,934,517
1,538,859	Sprint Corp.*		12,280,095

			70,099,065

	Transportation - 4.3%
273,373	Alaska Air Group, Inc.		23,299,581
3,818,400	Azul S.A. (Preference Shares)*		33,428,679
736,372	Canadian National Railway Co.		58,189,187
1,289,499	CSX Corp.		63,623,881
284,347	Delta Air Lines, Inc.		14,035,368
206,180	Knight Transportation, Inc.		7,350,317
423,243	Southwest Airlines Co.		23,494,219
1,060,392	Swift Transportation Co.*		27,039,996
454,531	Union Pacific Corp.		46,798,512
620,443	United Parcel Service, Inc. Class B		68,428,658

			365,688,398

	Utilities - 2.6%
219,998	Ameren Corp.		12,341,888

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

283,110	American Electric Power Co., Inc.	$	19,970,579
136,410	DTE Energy Co.		14,604,055
303,041	Duke Energy Corp.		25,794,850
215,293	Edison International		16,939,253
162,779	Entergy Corp.		12,488,405
240,509	Eversource Energy		14,620,542
288,042	PG&E Corp.		19,497,563
445,666	PPL Corp.		17,082,378
350,034	Public Service Enterprise Group, Inc.		15,741,029
148,366	SCANA Corp.		9,550,319
469,322	Southern Co.		22,494,604
354,884	Xcel Energy, Inc.		16,789,562

			217,915,027

	Total Common Stocks (cost $7,255,186,182)	$	7,962,987,308

Exchange Traded Funds - 0.4%
	Other Investment Pools & Funds - 0.4%
140,531	SPDR S&P 500 ETF Trust		34,678,835

	Total Exchange Traded Funds (cost $33,845,177)	$	34,678,835

Preferred Stocks - 3.0%
	Capital Goods - 0.0%
372,334	Lithium Technology Corp. *(1)(2)(3)		1,664,333

	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C *(1)(2)(3)		898,460

	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc. *(1)(2)(3)		17,116

	Consumer Services - 0.1%
10,074	Airbnb, Inc. Series E *(1)(2)(3)		1,057,770
244,180	DraftKings, Inc. *(1)(2)(3)		444,408
952,691	DraftKings, Inc. Series D *(1)(2)(3)		2,181,662
1,939,742	DraftKings, Inc. Series D-1 *(1)(2)(3)		5,974,405
106,461	DraftKings, Inc. Series E *(1)(2)(3)		184,178

			9,842,423

	Diversified Financials - 0.1%
348,919	Social Finance, Inc. *(1)(2)(3)		5,840,904

	Health Care Equipment & Services - 0.1%
956,830	Moderna Therapeutics, Inc. Series E *(1)(2)(3)		8,400,967

	Real Estate - 0.9%
81,954	Redfin Corp. Series G *(1)(2)(3)		1,783,091
762,484	WeWork Companies, Inc. Class D-1 *(1)(2)(3)		39,504,296
599,094	WeWork Companies, Inc. Class D-2 *(1)(2)(3)		31,039,060

			72,326,447

	Retailing - 0.2%
448,670	Coupang LLC *(1)(2)(3)		2,234,377
278,194	Honest Co. *(1)(2)(3)		9,864,759
23,702	JAND, Inc. Series D *(1)(2)(3)		225,406

			12,324,542

	Software & Services - 1.4%
25,867	Cloudera, Inc. *(1)(2)(3)		424,887
18,389	Dropbox, Inc. Series C *(1)(2)(3)		306,728
566,622	Essence Group Holdings Corp. *(1)(2)(3)		1,161,575
52,337	ForeScout Technologies, Inc. *(1)(2)(3)		568,903
12,426	General Assembly Space, Inc. *(1)(2)(3)		609,134
77,707	Lookout, Inc. Series F *(1)(2)(3)		620,102
95,031	MarkLogic Corp. Series F *(1)(2)(3)		939,857
2,286,050	Pinterest, Inc. Series G *(1)(2)(3)		16,411,763
47,064	Sharecare *(1)(2)(3)		14,119,200
2,000,820	Uber Technologies, Inc. *(1)(2)(3)		82,953,997
306,876	Zuora, Inc. Series F *(1)(2)(3)		1,399,355

			119,515,501

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Technology Hardware & Equipment - 0.2%
5,362,869	Rethink Robotics, Inc. *(1)(2)(3)		$	18,524,422

	Total Preferred Stocks (cost $153,111,134)		$	249,355,115

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
28,025	Honest Co. Series C *(1)(2)(3)			849,157

	Total Convertible Preferred Stocks (cost $758,281)		$	849,157

Warrants - 0.0%
	Diversified Financials - 0.0%
408,983	Ocelot Partners Ltd. Expires 4/1/20*			204,492

	Total Warrants (cost $4,090)		$	204,492

Closed End Funds - 0.1%
	Other Investment Pools & Funds - 0.1%
178,600	Altaba, Inc.*			10,430,240

	Total Closed Ended Funds (cost $10,495,405)		$	10,430,240

	Total Long-Term Investments (cost $7,453,400,269)		$	8,258,505,147

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.8%
154,528,803	Fidelity Institutional Government Fund, Institutional Class		$	154,528,803

	Total Short-Term Investments (cost $154,528,803)		$	154,528,803

	Total Investments (cost $7,607,929,072)^	99.6%	$	8,413,033,950
	Other Assets and Liabilities	0.4%		34,725,588

	Total Net Assets	100.0%	$	8,447,759,538

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	954,695,489
Unrealized Depreciation		(149,590,611)

Net Unrealized Appreciation	$	805,104,878

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $284,912,588, which represented 3.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security		Cost
07/2015	10,074	Airbnb, Inc. Series E Preferred	$	937,833
03/2015	143,626	Birst, Inc. Escrow		—
03/2015	143,626	Birst, Inc. Escrow		—
02/2014	25,867	Cloudera, Inc. Preferred		376,623
11/2014	448,670	Coupang LLC Preferred		1,396,764
12/2014	244,180	DraftKings, Inc. Preferred		439,837
08/2015	952,691	DraftKings, Inc. Series D Preferred		5,131,092
08/2015	1,939,742	DraftKings, Inc. Series D-1 Preferred		14,868,916
02/2014	106,461	DraftKings, Inc. Series E Preferred		157,087
01/2014	18,389	Dropbox, Inc. Series C Preferred		351,252
05/2014	566,622	Essence Group Holdings Corp. Preferred		895,999
11/2015	52,337	ForeScout Technologies, Inc. Preferred		621,083
07/2015	12,426	General Assembly Space, Inc. Preferred		609,134
06/2015	806,800	Harry’s, Inc.		10,846,942
01/2015	12,011	Honest Co.		324,985
08/2015	278,194	Honest Co. Preferred		12,728,766
08/2014	28,025	Honest Co. Series C Convertible Preferred		758,281
04/2015	10,615	JAND, Inc. Class A		121,917
04/2015	23,702	JAND, Inc. Series D Preferred		272,225
08/2015	4,595	Klarna Holding AB		503,982
08/2014	372,334	Lithium Technology Corp. Preferred		1,814,756
07/2014	77,707	Lookout, Inc. Series F Preferred		887,655
04/2015	95,031	MarkLogic Corp. Series F Preferred		1,103,709
12/2014	956,830	Moderna Therapeutics, Inc. Series E Preferred		5,900,771
01/2014	83,332	One Kings Lane, Inc. Preferred		1,215,180
03/2015	2,286,050	Pinterest, Inc. Series G Preferred		16,411,763
12/2014	81,954	Redfin Corp. Series G Preferred		810,779
03/2015	5,362,869	Rethink Robotics, Inc. Preferred		13,365,342
09/2015	33,739	Rubicon Global Holdings LLC Series C Preferred		673,447
03/2015	47,064	Sharecare Preferred		11,759,882
09/2015	348,919	Social Finance, Inc. Preferred		5,504,651
11/2013	316,327	Tory Burch LLC		24,792,581
06/2014	2,000,820	Uber Technologies, Inc. Preferred		31,038,821
04/2017	58,205	Veracode, Inc.		—
12/2014	153,417	WeWork Companies, Inc. Class A, REIT		2,554,571
12/2014	762,484	WeWork Companies, Inc. Class D-1 Preferred		12,696,243
12/2014	599,094	WeWork Companies, Inc. Class D-2 Preferred		9,975,610
10/2005	25,200	Weinstein Co. LLC		23,636,380
01/2015	306,876	Zuora, Inc. Series F Preferred		1,165,914

			$	216,650,773

At July 31, 2017, the aggregate value of these securities was $284,912,588, which represents 3.4% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $289,023,949, which represented 3.4% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$151,114,438	$151,114,438	$—	$—
Banks	740,388,973	599,970,995	140,417,978	—
Capital Goods	296,716,090	229,066,184	56,144,938	11,504,968
Commercial & Professional Services	108,528,382	107,980,383	—	547,999
Consumer Durables & Apparel	230,893,918	172,094,050	58,799,868	—
Consumer Services	268,538,203	268,538,203	—	—
Diversified Financials	469,589,074	406,970,231	62,618,843	—
Energy	95,867,873	95,867,873	—	—
Food & Staples Retailing	130,182,884	108,763,782	21,419,102	—
Food, Beverage & Tobacco	193,463,472	193,463,472	—	—
Health Care Equipment & Services	514,834,019	514,834,019	—	—
Household & Personal Products	123,252,752	111,266,417	11,986,335	—
Insurance	316,258,096	248,791,790	67,466,306	—
Materials	314,398,109	237,574,457	76,823,652	—
Media	114,870,693	114,870,693	—	—
Pharmaceuticals, Biotechnology & Life Sciences	593,567,412	589,829,729	3,737,683	—
Real Estate	185,509,791	171,788,370	5,772,886	7,948,535
Retailing	397,712,551	383,267,010	—	14,445,541
Semiconductors & Semiconductor Equipment	345,088,447	306,071,728	39,016,719	—
Software & Services	1,513,120,623	1,484,050,984	28,808,366	261,273
Technology Hardware & Equipment	205,389,018	153,405,491	51,983,527	—
Telecommunication Services	70,099,065	41,164,548	28,934,517	—
Transportation	365,688,398	365,688,398	—	—
Utilities	217,915,027	217,915,027	—	—
Exchange Traded Funds	34,678,835	34,678,835	—	—
Preferred Stocks	249,355,115	—	—	249,355,115
Convertible Preferred Stocks	849,157	—	—	849,157
Warrants	204,492	204,492	—	—
Closed End Funds	10,430,240	10,430,240	—	—
Short-Term Investments	154,528,803	154,528,803	—	—

Total	$8,413,033,950	$7,474,190,642	$653,930,720	$284,912,588

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2017:

	Common Stocks	Corporate Bonds	Preferred Stocks	Convertible Preferred Stocks	Total

Beginning balance	$58,122,250	$157,087	$290,651,430	$1,051,218	$349,981,985
Conversions*	-	(157,087)	157,087	-	-
Purchases	-	-	-	-	-
Sales	(20,106,036)	-	(16,498,751)	-	(36,604,787)
Accrued discounts/(premiums)	-	-	-	-	-
Total realized gain/(loss)	(15,501,107)	-	733,069	-	(14,768,038)
Net change in unrealized appreciation/(depreciation)	12,193,209	-	(23,033,559)	(202,061)	(11,042,411)
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	-	(2,654,161)	-	(2,654,161)

Ending balance	$34,708,316	$-	$249,355,115	$849,157	$284,912,588

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

*	Private Equity security that was a convertible note is now trading as a preferred stock.

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2017 was $(9,767,312).

The Hartford Checks and Balances Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount				Market Value†
Affiliated Investment Companies - 100.1%
	Domestic Equity Funds - 66.7%
14,065,186	The Hartford Capital Appreciation Fund, Class F*		$	577,516,554
22,139,189	The Hartford Dividend and Growth Fund, Class F			580,046,753

	Total Domestic Equity Funds (cost $1,096,318,120)		$	1,157,563,307

	Taxable Fixed Income Funds - 33.4%
55,399,379	The Hartford Total Return Bond Fund, Class F*			580,031,495

	Total Taxable Fixed Income Funds (cost $571,242,257)		$	580,031,495

	Total Affiliated Investment Companies (cost $1,667,560,377)		$	1,737,594,802

	Total Long-Term Investments (cost $1,667,560,377)		$	1,737,594,802

	Total Investments (cost $1,667,560,377)^	100.1%	$	1,737,594,802
	Other Assets and Liabilities	(0.1)%		(1,650,802)

	Total Net Assets	100.0%	$	1,735,944,000

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	70,034,425
Unrealized Depreciation		—

Net Unrealized Appreciation	$	70,034,425

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Checks and Balances Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$1,737,594,802	$1,737,594,802	$—	$—

Total	$1,737,594,802	$1,737,594,802	$—	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

The Hartford Conservative Allocation Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.3%
	Alternative Funds - 6.0%
593,506	Hartford Real Total Return Fund, Class F*		$5,323,748
298,161	The Hartford Global Real Asset Fund, Class F*		2,686,432

	Total Alternative Funds (cost $7,987,667)		$8,010,180

	Domestic Equity Funds - 26.0%
389,083	Hartford Core Equity Fund, Class F*		10,691,998
196,769	Hartford Small Cap Core Fund, Class F*		2,660,319
542,669	The Hartford Equity Income Fund, Class F		10,712,287
59,138	The Hartford Growth Opportunities Fund, Class F*		2,660,621
271,352	The Hartford MidCap Fund, Class F*		7,994,031

	Total Domestic Equity Funds (cost $32,745,167)		$34,719,256

	International/Global Equity Funds - 8.0%
401,717	Hartford Schroders International Multi-Cap Value Fund, Class F		4,009,140
317,980	The Hartford International Opportunities Fund, Class F*		5,342,063
81,455	The Hartford International Small Company Fund, Class F*		1,335,856

	Total International/Global Equity Funds (cost $9,815,914)		$10,687,059

	Multi-Strategy Funds - 5.0%
570,490	The Hartford Global All-Asset Fund, Class F*		6,680,434

	Total Multi-Strategy Funds (cost $6,304,622)		$6,680,434

	Taxable Fixed Income Funds - 55.3%
481,450	The Hartford Inflation Plus Fund, Class F*		5,353,730
1,877,450	The Hartford Quality Bond Fund, Class F		18,774,500
1,081,712	The Hartford Short Duration Fund, Class F		10,719,770
1,335,234	The Hartford Strategic Income Fund, Class F		12,043,814
1,409,556	The Hartford Total Return Bond Fund, Class F*		14,758,051
1,151,679	The Hartford World Bond Fund, Class F*		12,035,050

	Total Taxable Fixed Income Funds (cost $72,891,022)		$73,684,915

	Total Affiliated Investment Companies (cost $129,744,392)		$133,781,844

	Total Long-Term Investments (cost $129,744,392)		$133,781,844

	Total Investments (cost $129,744,392)^	100.3%	$133,781,844
	Other Assets and Liabilities	(0.3)%	(337,773)

	Total Net Assets	100.0%	$133,444,071

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	4,037,452
Unrealized Depreciation		—

Net Unrealized Appreciation	$	4,037,452

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Conservative Allocation Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$133,781,844	$133,781,844	$—	$—

Total	$133,781,844	$133,781,844	$—	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

Hartford Core Equity Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.7%
	Banks - 8.6%
3,159,319	Bank of America Corp.	$76,202,774
879,099	Fifth Third Bancorp	23,471,943
862,444	JP Morgan Chase & Co.	79,172,359
107,502	M&T Bank Corp.	17,538,951
524,018	PNC Financial Services Group, Inc.	67,493,519

		263,879,546

	Capital Goods - 6.1%
652,998	AMETEK, Inc.	40,211,617
183,800	Boeing Co.	44,564,148
292,633	Fortune Brands Home & Security, Inc.	19,217,209
110,878	General Dynamics Corp.	21,768,678
236,456	Illinois Tool Works, Inc.	33,271,724
188,086	Snap-on, Inc.	29,002,861

		188,036,237

	Commercial & Professional Services - 2.9%
248,502	Equifax, Inc.	36,142,131
471,807	IHS Markit Ltd.*	22,009,796
462,190	Republic Services, Inc.	29,681,842

		87,833,769

	Consumer Durables & Apparel - 2.7%
717,722	NIKE, Inc. Class B	42,381,484
661,012	VF Corp.	41,108,336

		83,489,820

	Consumer Services - 2.4%
871,087	Aramark	34,721,528
700,272	Starbucks Corp.	37,800,682

		72,522,210

	Diversified Financials - 2.1%
410,898	Capital One Financial Corp.	35,411,190
930,306	Synchrony Financial	28,206,878

		63,618,068

	Energy - 1.2%
387,967	EOG Resources, Inc.	36,911,180

	Food & Staples Retailing - 1.8%
343,317	Costco Wholesale Corp.	54,419,178

	Food, Beverage & Tobacco - 3.7%
775,599	Altria Group, Inc.	50,390,667
157,613	Constellation Brands, Inc. Class A	30,474,474
628,499	Monster Beverage Corp.*	33,153,322

		114,018,463

	Health Care Equipment & Services - 9.3%
225,469	Aetna, Inc.	34,792,121
642,290	Baxter International, Inc.	38,845,699
301,410	Danaher Corp.	24,561,901
397,567	HCA Healthcare, Inc.*	31,940,533
593,351	Hologic, Inc.*	26,232,048
195,361	Laboratory Corp. of America Holdings*	31,044,816
519,535	Medtronic plc	43,625,354
285,334	UnitedHealth Group, Inc.	54,729,915

		285,772,387

	Household & Personal Products - 3.3%
673,465	Colgate-Palmolive Co.	48,624,173
528,594	Estee Lauder Cos., Inc. Class A	52,325,520

		100,949,693

	Insurance - 4.3%
365,457	Allstate Corp.	33,256,587

Hartford Core Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

419,301	Chubb Ltd.	$61,410,825
844,451	XL Group Ltd.	37,493,624

		132,161,036

	Materials - 3.4%
628,193	Crown Holdings, Inc.*	37,358,638
457,766	Dow Chemical Co.	29,406,888
280,502	Ecolab, Inc.	36,933,698

		103,699,224

	Media - 2.3%
1,752,624	Comcast Corp. Class A	70,893,641

	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
171,529	Allergan plc	43,281,913
721,803	Bristol-Myers Squibb Co.	41,070,591
531,822	Eli Lilly & Co.	43,960,406
687,902	Merck & Co., Inc.	43,943,180
198,723	Thermo Fisher Scientific, Inc.	34,881,848

		207,137,938

	Retailing - 5.4%
482,264	Dollar Tree, Inc.*	34,761,589
248,810	Lowe’s Cos., Inc.	19,257,894
121,632	O’Reilly Automotive, Inc.*	24,849,418
22,316	Priceline Group, Inc.*	45,268,006
593,681	TJX Cos., Inc.	41,741,711

		165,878,618

	Semiconductors & Semiconductor Equipment - 3.0%
356,872	Analog Devices, Inc.	28,196,457
182,827	Broadcom Ltd.	45,096,108
327,456	QUALCOMM, Inc.	17,417,384

		90,709,949

	Software & Services - 13.5%
79,505	Alphabet, Inc. Class A*	75,171,977
18,178	Alphabet, Inc. Class C*	16,914,629
1,148,263	eBay, Inc.*	41,027,437
229,828	Electronic Arts, Inc.*	26,830,121
451,929	Facebook, Inc. Class A*	76,488,983
833,825	GoDaddy, Inc. Class A*	35,837,799
468,575	Mastercard, Inc. Class A	59,883,885
606,391	Microsoft Corp.	44,084,626
292,453	Total System Services, Inc.	18,559,067
163,726	Workday, Inc. Class A*	16,718,062

		411,516,586

	Technology Hardware & Equipment - 5.7%
703,765	Apple, Inc.	104,670,968
503,660	Keysight Technologies, Inc.*	20,947,219
325,398	Motorola Solutions, Inc.	29,507,091
444,452	NetApp, Inc.	19,298,106

		174,423,384

	Transportation - 1.3%
186,390	FedEx Corp.	38,774,712

	Utilities - 4.9%
700,794	American Electric Power Co., Inc.	49,434,009
418,978	NextEra Energy, Inc.	61,208,496
446,930	Pinnacle West Capital Corp.	38,762,239

		149,404,744

Hartford Core Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Total Common Stocks (cost $2,504,905,331)		$2,896,050,383

	Total Long-Term Investments (cost $2,504,905,331)		$2,896,050,383

Short-Term Investments - 6.9%
	Other Investment Pools & Funds - 6.9%
212,421,098	Fidelity Institutional Government Fund, Institutional Class		$212,421,098

	Total Short-Term Investments (cost $212,421,098)		$212,421,098

	Total Investments (cost $2,717,326,429)^	101.6%	$3,108,471,481
	Other Assets and Liabilities	(1.6)%	(49,454,009)

	Total Net Assets	100.0%	$3,059,017,472

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	413,600,510
Unrealized Depreciation		(22,455,458)

Net Unrealized Appreciation	$	391,145,052

*	Non-income producing.

Futures Contracts Outstanding at July 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	979	09/15/2017	$119,798,966	$120,808,600	$1,009,634

Total futures contracts					$1,009,634

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Hartford Core Equity Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$263,879,546	$263,879,546	$—	$—
Capital Goods	188,036,237	188,036,237	—	—
Commercial & Professional Services	87,833,769	87,833,769	—	—
Consumer Durables & Apparel	83,489,820	83,489,820	—	—
Consumer Services	72,522,210	72,522,210	—	—
Diversified Financials	63,618,068	63,618,068	—	—
Energy	36,911,180	36,911,180	—	—
Food & Staples Retailing	54,419,178	54,419,178	—	—
Food, Beverage & Tobacco	114,018,463	114,018,463	—	—
Health Care Equipment & Services	285,772,387	285,772,387	—	—
Household & Personal Products	100,949,693	100,949,693	—	—
Insurance	132,161,036	132,161,036	—	—
Materials	103,699,224	103,699,224	—	—
Media	70,893,641	70,893,641	—	—
Pharmaceuticals, Biotechnology & Life Sciences	207,137,938	207,137,938	—	—
Retailing	165,878,618	165,878,618	—	—
Semiconductors & Semiconductor Equipment	90,709,949	90,709,949	—	—
Software & Services	411,516,586	411,516,586	—	—
Technology Hardware & Equipment	174,423,384	174,423,384	—	—
Transportation	38,774,712	38,774,712	—	—
Utilities	149,404,744	149,404,744	—	—
Short-Term Investments	212,421,098	212,421,098	—	—
Futures Contracts(2)	1,009,634	1,009,634	—	—

Total	$3,109,481,115	$3,109,481,115	$—	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The Hartford Dividend and Growth Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.7%
	Automobiles & Components - 1.0%
6,950,590	Ford Motor Co.	$77,985,620

	Banks - 11.8%
9,696,645	Bank of America Corp.	233,883,077
908,960	Bank of Nova Scotia	56,637,298
1,492,290	Citigroup, Inc.	102,147,251
2,677,450	JP Morgan Chase & Co.	245,789,910
1,354,591	PNC Financial Services Group, Inc.	174,471,321
2,787,463	Wells Fargo & Co.	150,355,754

		963,284,611

	Capital Goods - 6.3%
1,118,900	ABB Ltd. ADR	26,294,150
336,667	Boeing Co.	81,628,281
624,685	Caterpillar, Inc.	71,182,856
1,027,723	Eaton Corp. plc	80,419,325
657,199	Honeywell International, Inc.	89,457,928
1,165,715	Johnson Controls International plc	45,404,599
250,180	Lockheed Martin Corp.	73,085,083
400,586	United Technologies Corp.	47,497,482

		514,969,704

	Commercial & Professional Services - 0.5%
275,860	Equifax, Inc.	40,121,078

	Consumer Services - 0.5%
714,061	Hilton Worldwide Holdings, Inc.	44,650,234

	Diversified Financials - 3.5%
176,948	BlackRock, Inc.	75,473,630
291,645	Goldman Sachs Group, Inc.	65,716,368
1,153,790	Intercontinental Exchange, Inc.	76,969,331
803,980	Northern Trust Corp.	70,356,290

		288,515,619

	Energy - 9.1%
882,235	Anadarko Petroleum Corp.	40,291,673
1,894,605	Chevron Corp.	206,871,920
1,420,665	ConocoPhillips	64,455,571
1,376,432	Exxon Mobil Corp.	110,169,617
2,011,290	Hess Corp.	89,582,857
2,150,085	Kinder Morgan, Inc.	43,926,237
2,902,820	Suncor Energy, Inc.	94,689,988
1,793,684	Total S.A. ADR	90,885,968

		740,873,831

	Food & Staples Retailing - 2.1%
314,160	Costco Wholesale Corp.	49,797,502
654,240	CVS Health Corp.	52,293,403
860,188	Walgreens Boots Alliance, Inc.	69,391,366

		171,482,271

	Food, Beverage & Tobacco - 2.9%
1,207,485	PepsiCo, Inc.	140,804,826
839,995	Philip Morris International, Inc.	98,035,816

		238,840,642

	Health Care Equipment & Services - 5.0%
1,090,821	Abbott Laboratories	53,646,577
1,098,090	Cardinal Health, Inc.	84,838,433
208,430	McKesson Corp.	33,738,564
1,394,940	Medtronic plc	117,133,112
457,011	UnitedHealth Group, Inc.	87,659,280
273,870	Universal Health Services, Inc. Class B	30,353,012

		407,368,978

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Household & Personal Products - 1.0%
1,337,505	Unilever N.V.	$77,802,666

	Insurance - 8.3%
511,356	American International Group, Inc.	33,468,250
1,338,018	Chubb Ltd.	195,966,117
1,289,910	Marsh & McLennan Cos., Inc.	100,574,283
1,239,975	MetLife, Inc.	68,198,625
1,471,407	Principal Financial Group, Inc.	98,216,417
1,598,840	Prudential Financial, Inc.	181,036,653

		677,460,345

	Materials - 3.1%
854,560	Ball Corp.	35,806,064
416,920	BHP Billiton plc ADR	15,180,057
615,505	Celanese Corp. Series A	59,193,116
1,111,420	Dow Chemical Co.	71,397,621
1,359,520	International Paper Co.	74,746,410

		256,323,268

	Media - 3.6%
5,595,704	Comcast Corp. Class A	226,346,227
2,364,036	Twenty-First Century Fox, Inc. Class A	68,793,447

		295,139,674

	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
3,990,820	AstraZeneca plc ADR	120,442,947
2,851,270	Bristol-Myers Squibb Co.	162,237,263
1,127,453	Eli Lilly & Co.	93,195,265
986,887	Johnson & Johnson	130,979,643
3,052,993	Merck & Co., Inc.	195,025,193
3,019,558	Pfizer, Inc.	100,128,543

		802,008,854

	Real Estate - 1.0%
507,890	American Tower Corp. REIT	69,240,644
117,560	Boston Properties, Inc. REIT	14,214,179

		83,454,823

	Retailing - 1.7%
388,400	Expedia, Inc.	60,772,948
531,320	L Brands, Inc.	24,647,935
720,205	Lowe’s Cos., Inc.	55,743,867

		141,164,750

	Semiconductors & Semiconductor Equipment - 3.6%
5,387,460	Intel Corp.	191,093,206
1,286,078	QUALCOMM, Inc.	68,406,489
447,270	Texas Instruments, Inc.	36,398,833

		295,898,528

	Software & Services - 8.5%
771,150	Accenture plc Class A	99,339,543
212,787	Alphabet, Inc. Class A*	201,190,109
1,970,985	eBay, Inc.*	70,423,294
240,633	IBM Corp.	34,812,376
4,044,933	Microsoft Corp.	294,066,629

		699,831,951

	Technology Hardware & Equipment - 4.0%
1,105,125	Apple, Inc.	164,365,241
2,851,076	Cisco Systems, Inc.	89,666,340
793,310	Motorola Solutions, Inc.	71,937,351

		325,968,932

	Telecommunication Services - 1.7%
3,041,045	BCE, Inc.	142,716,242

	Transportation - 3.7%
302,488	Canadian National Railway Co.	23,902,602
152,516	Canadian Pacific Railway Ltd.	23,848,927

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

888,520	Delta Air Lines, Inc.		$	43,857,347
282,261	FedEx Corp.			58,718,756
1,386,288	United Parcel Service, Inc. Class B			152,893,703

				303,221,335

	Utilities - 5.0%
1,291,415	Dominion Energy, Inc.			99,671,410
1,182,950	Edison International			93,074,506
1,862,175	Exelon Corp.			71,395,789
988,545	NextEra Energy, Inc.			144,416,539

				408,558,244

	Total Common Stocks (cost $5,671,512,832)		$	7,997,642,200

	Total Long-Term Investments (cost $5,671,512,832)		$	7,997,642,200

Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 2.1%
175,633,796	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		$	175,633,796

	Total Short-Term Investments (cost $175,633,796)		$	175,633,796

	Total Investments (cost $5,847,146,628)^	99.8%	$	8,173,275,996

	Other Assets and Liabilities	0.2%		12,537,291

	Total Net Assets	100.0%	$	8,185,813,287

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	2,424,892,405
Unrealized Depreciation		(98,763,037)

Net Unrealized Appreciation	$	2,326,129,368

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Dividend and Growth Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$77,985,620	$77,985,620	$—	$—
Banks	963,284,611	963,284,611	—	—
Capital Goods	514,969,704	514,969,704	—	—
Commercial & Professional Services	40,121,078	40,121,078	—	—
Consumer Services	44,650,234	44,650,234	—	—
Diversified Financials	288,515,619	288,515,619	—	—
Energy	740,873,831	740,873,831	—	—
Food & Staples Retailing	171,482,271	171,482,271	—	—
Food, Beverage & Tobacco	238,840,642	238,840,642	—	—
Health Care Equipment & Services	407,368,978	407,368,978	—	—
Household & Personal Products	77,802,666	77,802,666	—	—
Insurance	677,460,345	677,460,345	—	—
Materials	256,323,268	256,323,268	—	—
Media	295,139,674	295,139,674	—	—
Pharmaceuticals, Biotechnology & Life Sciences	802,008,854	802,008,854	—	—
Real Estate	83,454,823	83,454,823	—	—
Retailing	141,164,750	141,164,750	—	—
Semiconductors & Semiconductor Equipment	295,898,528	295,898,528	—	—
Software & Services	699,831,951	699,831,951	—	—
Technology Hardware & Equipment	325,968,932	325,968,932	—	—
Telecommunication Services	142,716,242	142,716,242	—	—
Transportation	303,221,335	303,221,335	—	—
Utilities	408,558,244	408,558,244	—	—
Short-Term Investments	175,633,796	175,633,796	—	—

Total	$8,173,275,996	$8,173,275,996	$—	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

Hartford Emerging Markets Equity Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.0%
	Brazil - 5.9%
38,873	Banco do Brasil S.A.	$357,771
124,946	Banco Santander Brasil S.A. ADR	1,015,811
37,600	Itau Unibanco Holding S.A. (Preference Shares)	449,992
115,112	Kroton Educacional S.A.	556,669
10,863	M Dias Branco S.A.	176,826
44,911	Qualicorp S.A.	472,391
22,901	Smiles S.A.	478,017
9,166	Telefonica Brasil S.A. ADR	136,390
35,784	TIM Participacoes S.A. ADR	603,676
53,582	Transmissora Alianca de Energia Eletrica S.A. UNIT	398,985
43,100	Vale S.A. (Preference Shares)	403,171

		5,049,699

	Chile - 0.4%
17,432	Enel Americas S.A. ADR	174,320
29,000	Enel Chile S.A.	158,630

		332,950

	China - 25.7%
328,108	Agile Group Holdings Ltd.	390,076
2,856,173	Agricultural Bank of China Ltd. Class H	1,332,240
10,963	Alibaba Group Holding Ltd. ADR*	1,698,717
103,120	Anhui Conch Cement Co., Ltd. Class H	380,957
1,445,019	Bank of China Ltd. Class H	710,678
367,380	Bank of Communications Co., Ltd. Class H	271,746
160,369	Beijing Capital International Airport Co., Ltd. Class H	252,392
573,305	China Cinda Asset Management Co., Ltd. Class H	238,212
193,349	China CITIC Bank Corp. Ltd. Class H	125,326
2,285,051	China Construction Bank Corp. Class H	1,897,311
151,551	China Evergrande Group*	421,492
839,820	China Petroleum & Chemical Corp. Class H	636,640
215,657	China Shenhua Energy Co., Ltd. Class H	536,430
788,756	China Telecom Corp. Ltd. Class H	374,921
218,500	Chongqing Rural Commercial Bank Co., Ltd. Class H	160,993
636,401	Country Garden Holdings Co., Ltd.	888,510
563,318	Dongfeng Motor Group Co., Ltd. Class H	689,478
36,659	ENN Energy Holdings Ltd.	248,872
212,461	Fosun International Ltd.	321,704
340,873	Geely Automobile Holdings Ltd.	787,120
286,988	Guangzhou Automobile Group Co., Ltd. Class H	616,710
169,200	Guangzhou R&F Properties Co., Ltd. Class H	302,091
1,230,787	Industrial & Commercial Bank of China Ltd. Class H	860,021
4,492	JD.com, Inc. ADR*	202,904
471,455	KWG Property Holding Ltd.	349,854
4,953	NetEase, Inc. ADR	1,541,770
1,125,685	People’s Insurance Co. Group of China Ltd. Class H	523,854
119,921	PICC Property & Casualty Co., Ltd. Class H	223,096
634,109	Sihuan Pharmaceutical Holdings Group Ltd.	266,831
337,535	Sinopec Shanghai Petrochemical Co., Ltd. Class H	191,810
67,349	Sinopharm Group Co., Ltd. Class H	281,888
64,074	Tencent Holdings Ltd.	2,557,447
73,466	TravelSky Technology Ltd. Class H	194,529
525,758	Weichai Power Co., Ltd. Class H	506,020
259,495	Yanzhou Coal Mining Co., Ltd. Class H	255,260
8,465	YY, Inc. ADR*	605,247

		21,843,147

	Greece - 0.2%
8,038	Motor Oil Hellas Corinth Refineries S.A.	180,982

	Hong Kong - 4.0%
140,489	China Everbright Ltd.	319,946
102,484	China Mobile Ltd.	1,095,467
298,270	CITIC Ltd.	453,185

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

363,321	Ju Teng International Holdings Ltd.	$146,398
416,235	Nine Dragons Paper Holdings Ltd.	619,284
258,296	Shenzhen Investment Ltd.	118,567
171,750	Shimao Property Holdings Ltd.	342,133
372,543	Sun Art Retail Group Ltd.	303,362

		3,398,342

	India - 8.7%
53,385	Apollo Tyres Ltd.	221,829
23,076	Chennai Petroleum Corp. Ltd.	139,200
25,429	Escorts Ltd.	265,389
42,062	GAIL India Ltd.	247,012
9,908	HCL Technologies Ltd.	138,043
60,077	Hindustan Petroleum Corp. Ltd.	358,733
148,165	Indian Oil Corp. Ltd.	849,134
13,225	Infosys Ltd.	207,861
7,632	Maruti Suzuki India Ltd.	921,827
219,494	Oil & Natural Gas Corp. Ltd.	579,645
369,340	Power Finance Corp. Ltd.	715,886
45,440	Reliance Infrastructure Ltd.	374,350
240,307	Rural Electrification Corp. Ltd.	655,651
12,866	Sun TV Network Ltd.	156,395
8,424	Tata Consultancy Services Ltd.	327,141
186,567	Vedanta Ltd.	813,606
28,684	Wipro Ltd.	128,960
45,820	Wipro Ltd. ADR	281,793

		7,382,455

	Indonesia - 2.7%
1,920,339	Adaro Energy Tbk PT	257,188
1,094,684	Bank Negara Indonesia Persero Tbk PT	611,616
171,523	Bank Rakyat Indonesia Persero Tbk PT	190,042
39,900	Gudang Garam Tbk PT	227,969
2,946,676	Telekomunikasi Indonesia Persero Tbk PT	1,035,665

		2,322,480

	Malaysia - 2.8%
327,280	AirAsia Bhd	246,758
514,930	CIMB Group Holdings Bhd	787,608
390,309	Malayan Banking Bhd	869,684
281,422	MISC Bhd	485,408

		2,389,458

	Mexico - 2.1%
114,153	Alfa S.A.B. de C.V. Class A	158,445
47,565	Coca-Cola Femsa S.A.B. de C.V. Series L	404,807
36,328	Grupo Financiero Banorte S.A.B. de C.V. Series O	240,772
429,478	Wal-Mart de Mexico S.A.B. de C.V.	993,933

		1,797,957

	Poland - 1.7%
32,890	Polski Koncern Naftowy Orlen S.A.	973,788
36,759	Powszechny Zaklad Ubezpieczen S.A.	452,806

		1,426,594

	Qatar - 0.2%
22,165	Barwa Real Estate Co.	203,445

	Russia - 2.4%
142,492	Mobile TeleSystems PJSC ADR	1,221,156
54,321	Sberbank of Russia PJSC ADR	632,442
35,457	Surgutneftegas OJSC ADR	154,513

		2,008,111

	Singapore - 0.7%
355,030	IGG, Inc.	597,253

	South Africa - 4.5%
27,507	Barloworld Ltd.	247,532
27,863	Bid Corp. Ltd.	669,155

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

29,214	Exxaro Resources Ltd.	$241,234
23,181	Kumba Iron Ore Ltd.*	345,999
5,528	Naspers Ltd. Class N	1,221,989
16,237	Shoprite Holdings Ltd.	248,482
35,956	Standard Bank Group Ltd.	446,674
76,043	Telkom S.A. SOC Ltd.	375,346

		3,796,411

	South Korea - 17.5%
3,863	BGF retail Co., Ltd.	318,806
1,221	E-Mart, Inc.	277,178
11,896	Hana Financial Group, Inc.	542,781
11,642	Hanwha Corp.	509,201
1,212	Hyosung Corp.	181,437
4,365	Hyundai Development Co-Engineering & Construction	166,268
1,343	Hyundai Motor Co.	173,859
2,971	Hyundai Steel Co.	166,336
25,080	Industrial Bank of Korea	346,457
22,032	KB Financial Group, Inc.	1,171,445
19,090	Kia Motors Corp.	623,800
15,903	Korea Electric Power Corp.	634,022
2,939	KT&G Corp.	299,363
6,384	LG Display Co., Ltd.	180,141
11,121	LG Electronics, Inc.	666,644
16,446	LG Uplus Corp.	244,492
3,857	Poongsan Corp.	171,240
3,212	POSCO	959,793
1,539	Samsung Electronics Co., Ltd.	3,309,587
23,112	Shinhan Financial Group Co., Ltd.	1,098,443
19,031	SK Hynix, Inc.	1,118,877
4,422	SK Innovation Co., Ltd.	697,906
3,448	SK Telecom Co., Ltd.	852,524
10,805	Woori Bank	184,539

		14,895,139

	Taiwan - 10.8%
81,333	Asia Optical Co., Inc.	191,431
37,672	Asustek Computer, Inc.	350,361
1,724,971	AU Optronics Corp.	698,317
134,219	Cathay Financial Holding Co., Ltd.	218,694
144,642	Chailease Holding Co., Ltd.	415,811
153,067	China Life Insurance Co., Ltd.	161,952
471,352	Compal Electronics, Inc.	313,045
330,385	Epistar Corp.*	315,824
233,000	Fubon Financial Holding Co., Ltd.	361,955
27,841	General Interface Solution Holding Ltd.	266,907
523,897	Hon Hai Precision Industry Co., Ltd.	2,037,475
1,520,418	Innolux Corp.	741,672
66,383	Pegatron Corp.	216,508
210,462	Qisda Corp.	166,480
241,870	Taiwan Semiconductor Manufacturing Co., Ltd.	1,709,755
54,308	TPK Holding Co., Ltd.*	182,352
995,949	Winbond Electronics Corp.	601,071
202,453	Wistron Corp.	204,304

		9,153,914

	Thailand - 4.2%
72,340	Kiatnakin Bank PCL	145,108
633,612	Krung Thai Bank PCL	344,639
326,005	PTT Global Chemical PCL	707,823
47,305	PTT PCL	551,571
4,704,584	Sansiri PCL NVDR	294,051
19,669	Siam Cement PCL	298,973
469,696	Star Petroleum Refining PCL	217,465
107,786	Thai Oil PCL	277,753
712,322	Thaifoods Group PCL NVDR*	109,142
233,958	Tipco Asphalt PCL	158,894

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

104,041	Tisco Financial Group PCL		$	230,584
98,928	Tisco Financial Group PCL NVDR			219,247

				3,555,250

	Turkey - 2.1%
25,405	Aselsan Elektronik Sanayi Ve Ticaret AS			173,720
257,821	Eregli Demir ve Celik Fabrikalari T.A.S.			574,820
54,732	Turkiye Garanti Bankasi AS			163,905
171,278	Turkiye Is Bankasi			368,705
179,058	Turkiye Vakiflar Bankasi TAO			358,397
125,884	Yapi ve Kredi Bankasi AS*			162,498

				1,802,045

	United Arab Emirates - 0.4%
339,316	DAMAC Properties Dubai Co. PJSC			369,334

	Total Common Stocks (cost $68,116,448)		$	82,504,966

Warrants - 0.0%
	Thailand - 0.0%
89,714	Thaifoods Group PCL Expires 4/30/18*			3,262

	Total Warrants (cost $—)		$	3,262

	Total Long-Term Investments (cost $68,116,448)		$	82,508,228

Short-Term Investments - 2.6%
	Other Investment Pools & Funds - 2.6%
2,186,723	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class			2,186,723

	Total Short-Term Investments (cost $2,186,723)		$	2,186,723

	Total Investments (cost $70,303,171)^	99.6%	$	84,694,951
	Other Assets and Liabilities	0.4%		367,978

	Total Net Assets	100.0%	$	85,062,929

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	15,682,231
Unrealized Depreciation		(1,290,451)

Net Unrealized Appreciation	$	14,391,780

*	Non-income producing.

Futures Contracts Outstanding at July 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Emerging Market (mini MSCI) Index Future	17	09/15/2017	$850,456	$904,825	$54,369

Total futures contracts					$54,369

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International
Other Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company

Hartford Emerging Markets Equity Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Brazil	$5,049,699	$5,049,699	$—	$—
Chile	332,950	332,950	—	—
China	21,843,147	4,048,638	17,794,509	—
Greece	180,982	—	180,982	—
Hong Kong	3,398,342	—	3,398,342	—
India	7,382,455	281,793	7,100,662	—
Indonesia	2,322,480	—	2,322,480	—
Malaysia	2,389,458	—	2,389,458	—
Mexico	1,797,957	1,797,957	—	—
Poland	1,426,594	—	1,426,594	—
Qatar	203,445	—	203,445	—
Russia	2,008,111	1,221,156	786,955	—
Singapore	597,253	—	597,253	—
South Africa	3,796,411	623,828	3,172,583	—
South Korea	14,895,139	—	14,895,139	—
Taiwan	9,153,914	—	9,153,914	—
Thailand	3,555,250	2,416,372	1,138,878	—
Turkey	1,802,045	—	1,802,045	—
United Arab Emirates	369,334	—	369,334	—
Warrants	3,262	3,262	—	—
Short-Term Investments	2,186,723	2,186,723	—	—
Futures Contracts(2)	54,369	54,369	—	—

Total	$84,749,320	$18,016,747	$66,732,573	$—

(1) For the period ended July 31, 2017, investments valued at $830,615 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $574,941 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 20.6%
	Argentina - 0.7%
$250,000	Cia Latinoamericana de Infraestructura & Servicios S.A. 9.50%, 07/20/2023(1)	$258,437
50,000	IRSA Propiedades Comerciales S.A. 8.75%, 03/23/2023(1)	55,494
150,000	Pampa Energia S.A. 7.50%, 01/24/2027(1)	155,625
150,000	Tarjeta Naranja S.A. 23.94%, 04/11/2022(1)(2)	140,062
210,000	YPF S.A. 8.88%, 12/19/2018(3)	225,057

		834,675

	Austria - 0.2%
200,000	Eldorado Intl. Finance GmbH 8.63%, 06/16/2021(1)	208,250

	Azerbaijan - 0.6%
400,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(1)	439,800
260,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(3)	276,686

		716,486

	Barbados - 0.2%
240,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(3)	256,200

	Bermuda - 0.2%
275,000	Digicel Group Ltd. 7.13%, 04/01/2022(3)	244,200

	Brazil - 0.8%
270,000	Banco do Brasil S.A. 5.88%, 01/26/2022(3)	279,450
150,000	Caixa Economica Federal 2.38%, 11/06/2017(3)	149,817
200,000	Centrais Electricas Brasileiras S.A. 5.75%, 10/27/2021(3)	207,300
200,000	Globo Comunicacao e Participacoes S.A. 5.13%, 03/31/2027(1)	198,000
200,000	Samarco Mineracao S.A. 4.13%, 11/01/2022*(3)	117,000

		951,567

	British Virgin Islands - 1.8%
245,000	CLP Power HK Finance Ltd. 4.25%, 11/07/2019(2)(3)(4)	250,226
270,000	GTL Trade Finance, Inc. 5.89%, 04/29/2024(3)	280,125
470,000	HLP Finance Ltd. 4.75%, 06/25/2022	503,054
615,000	SmarTone Finance Ltd. 3.88%, 04/08/2023(3)	622,529
	State Grid Overseas Investment Ltd.
235,000	2.75%, 05/04/2022(1)	235,083
240,000	3.50%, 05/04/2027(1)	239,791

		2,130,808

	British Virgin Islands - 0.1%
120,000	Arcos Dorados Holdings, Inc. 5.88%, 04/04/2027(1)	121,140

	Cayman Islands - 1.4%
	Baidu, Inc.
200,000	2.88%, 07/06/2022	200,932
200,000	3.63%, 07/06/2027	199,876

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	$266,000	CK Hutchison International 17 Ltd. 3.50%, 04/05/2027(1)	$ 271,899
	275,000	Emirates NBD Tier Ltd. 5.75%, 05/30/2019(2)(3)(4)	281,875
	300,000	KWG Property Holding Ltd. 8.98%, 01/14/2019(3)	311,999
	200,000	Semiconductor Manufacturing International Corp. 4.13%, 10/07/2019	204,538
	200,000	Yuzhou Properties Co., Ltd. 6.00%, 10/25/2023	199,176

			1,670,295

		Chile - 0.7%
	200,000	Cencosud S.A. 5.15%, 02/12/2025(1)	213,219
	350,000	Empresa Electrica Angamos S.A. 4.88%, 05/25/2029(3)	356,915
	275,000	Inversiones CMPC S.A. 4.38%, 04/04/2027(1)	281,433

			851,567

		China - 0.4%
	225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(1)	241,694
	275,000	Proven Glory Capital, Ltd. 3.25%, 02/21/2022	276,951

			518,645

		Colombia - 0.3%
	200,000	Banco de Bogota S.A. 6.25%, 05/12/2026(1)	214,440
COP	280,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	74,704

			289,144

		Dominican Republic - 0.2%
	$200,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(1)	215,220

		Hong Kong - 0.2%
	200,000	ICBIL Finance Co., Ltd. 3.00%, 04/05/2020	201,397

		India - 0.7%
	230,000	Indian Oil Corp. Ltd. 5.75%, 08/01/2023	259,925
	230,000	NTPC Ltd. 4.38%, 11/26/2024(3)	241,928
	275,000	Reliance Industries Ltd. 4.88%, 02/10/2045(1)	286,751

			788,604

		Indonesia - 0.2%
	250,000	Perusahaan Listrik Negara PT 4.13%, 05/15/2027(1)	247,216

		Ireland - 0.5%
	240,000	Koks OAO Via Koks Finance DAC 7.50%, 05/04/2022(1)	247,309
	200,000	Novolipetsk Steel via Steel Funding DAC 4.50%, 06/15/2023(3)	204,500
	100,000	Transneft(Trans Cap Inv) 8.70%, 08/07/2018	105,774

			557,583

		Luxembourg - 2.1%
	300,000	Atento Luxco 1 S.A. 6.13%, 08/10/2022(1)(5)	306,000
	200,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	198,000

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

ZAR	475,000	European Investment Bank 0.00%, 12/31/2018	$32,712
EUR	100,000	Gazprom Neft 2.93%, 04/26/2018	120,050
	200,000	Gazprom OAO Via Gaz Capital S.A. 4.36%, 03/21/2025	263,637
	$250,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(1)	250,000
	270,000	OJSC Russ Agric Bank 5.10%, 07/25/2018	275,367
	352,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(1)	366,045
	200,000	Severstal OAO Via Steel Capital S.A. 5.90%, 10/17/2022(3)	217,968
	200,000	VM Holding S.A. 5.38%, 05/04/2027(1)	207,500
	200,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(3)	216,259

			2,453,538

		Mauritius - 0.3%
	200,000	Greenko Investment Co. 4.88%, 08/16/2023(3)	196,499
	200,000	MTN Mauritius Investment Ltd. 5.37%, 02/13/2022(1)	205,182

			401,681

		Mexico - 1.4%
	275,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	282,799
	265,000	Banco Inbursa S.A. Institucion de Banca Multiple 4.38%, 04/11/2027(1)	265,663
EUR	105,000	Nemak S.A.B. de C.V. 3.25%, 03/15/2024	125,915
		Petroleos Mexicanos
	285,000	5.50%, 02/24/2025(3)	387,571
	$10,000	6.75%, 09/21/2047(1)	10,520
	225,000	6.75%, 09/21/2047	236,700
EUR	125,000	Sigma Alimentos S.A. de C.V. 2.63%, 02/07/2024	155,226
	$200,000	Trust F 5.25%, 01/30/2026(1)	209,250

			1,673,644

		Netherlands - 1.3%
	200,000	Greenko Dutch B.V. 5.25%, 07/24/2024(1)	199,800
	240,000	ICTSI Treasury B.V. 5.88%, 09/17/2025	262,906
	200,000	Ihs Netherlands Holdco B.V. 9.50%, 10/27/2021(1)	205,100
	200,000	Lukoil International Finance B.V. 3.42%, 04/24/2018(3)	201,300
	330,000	Myriad International Holdings B.V. 5.50%, 07/21/2025(3)	357,422
	235,000	Nostrum Oil & Gas Finance B.V. 8.00%, 07/25/2022(1)	236,269
	90,000	Petrobras Global Finance B.V. 7.38%, 01/17/2027	97,425

			1,560,222

		Nigeria - 0.2%
	200,000	Zenith Bank plc 7.38%, 05/30/2022(1)	197,200

		Peru - 0.2%
	221,000	Banco de Credito del Peru 6.88%, 09/16/2026(2)(3)	250,006

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Philippines - 0.2%
	$240,000	SM Investments Corp. 4.88%, 06/10/2024(3)	$ 252,573

		Singapore - 1.2%
	200,000	BOC Aviation Ltd. 3.88%, 04/27/2026(1)	202,725
	265,000	Indika Energy Capital II Pte Ltd. 6.88%, 04/10/2022(1)	263,030
		STATS ChipPAC Pte Ltd.
	200,000	8.50%, 11/24/2020	213,700
	260,000	8.50%, 11/24/2020(1)	277,810
	390,000	United Overseas Bank Ltd. 3.75%, 09/19/2024(2)(3)	398,568

			1,355,833

		South Korea - 0.6%
	250,000	GS Caltex Corp. 3.00%, 06/12/2022(1)	250,567
	280,000	Industrial Bank of Korea 3.90%, 07/31/2022(1)(2)(4)	284,175
	200,000	Shinhan Bank Co., Ltd. 2.25%, 04/15/2020(3)	198,294

			733,036

		Thailand - 0.2%
	225,000	Krung Thai Bank PCL 5.20%, 12/26/2024(2)(3)	233,645

		Turkey - 0.9%
	200,000	Coca-Cola Icecek AS 4.75%, 10/01/2018(3)	204,071
	200,000	Turkcell Iletisim Hizmetleri AS 5.75%, 10/15/2025	211,059
	400,000	Turkiye Sinai Kalkinma Bankasi AS 5.13%, 04/22/2020	406,176
	200,000	Yasar Holding AS 8.88%, 05/06/2020(3)	206,032

			1,027,338

		United Arab Emirates - 1.6%
	200,000	Abu Dhabi National Energy Co. PJSC 6.50%, 10/27/2036(1)	252,292
	255,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	258,101
	110,000	DP World Ltd. 6.85%, 07/02/2037(3)	133,238
	275,000	Emirates Telecommunications Group Co. PJSC 3.50%, 06/18/2024(3)	280,522
	1,025,000	NBK SPC Ltd. 2.75%, 05/30/2022(1)	1,009,727

			1,933,880

		United Kingdom - 0.7%
ZAR	550,000	European Bank for Reconstruction & Development 0.00%, 12/31/2020	32,573
	$270,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(1)	275,479
	200,000	MARB BondCo plc 7.00%, 03/15/2024(1)	198,160
	340,000	Tullow Oil PLC 6.25%, 04/15/2022	313,650

			819,862

		United States - 0.5%
	275,000	CNOOC Ltd. 3.50%, 05/05/2025	276,218

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	$230,000	Southern Copper Corp. 6.75%, 04/16/2040	$ 271,637

			547,855

		Total Corporate Bonds (cost $23,616,683)	$ 24,243,310

Foreign Government Obligations - 67.4%
		Argentina - 2.1%
ARS	12,795,000	Argentina Politica Monet 26.25%, 06/21/2020(2)	762,204
		Argentine Bonos del Tesoro
	5,840,763	15.50%, 10/17/2026	367,714
	3,895,000	16.00%, 10/17/2023	223,977
	12,680,000	18.20%, 10/03/2021	742,266
	3,970,000	City of Buenos Aires Argentina 23.48%, 03/29/2024(2)	223,211
	$150,000	Provincia de Buenos Aires 9.13%, 03/16/2024(1)	166,800

			2,486,172

		Belarus - 0.1%
	100,000	Republic of Belarus International Bond 8.95%, 01/26/2018(3)	102,532

		Brazil - 7.3%
		Banco Nacional de Desenvolvimento Economico e Social
EUR	100,000	3.63%, 01/21/2019	122,297
	$275,000	4.00%, 04/14/2019(3)	279,290
		Brazil Letras do Tesouro Nacional
BRL	5,651,000	9.73%, 04/01/2019	1,590,011
	3,446,000	10.51%, 01/01/2019	990,430
	1,795,000	10.59%, 04/01/2018	547,037
	1,240,000	10.62%, 07/01/2020	309,445
	8,877,000	11.38%, 01/01/2020	2,327,719
		Brazil Notas do Tesouro Nacional
	6,914,000	10.00%, 01/01/2023	2,247,794
	498,000	10.00%, 01/01/2027	160,185

			8,574,208

		Chile - 1.5%
		Bonos de la Tesoreria de la Republica en pesos
CLP	70,000,000	4.50%, 02/28/2021	111,699
	510,000,000	4.50%, 03/01/2021	812,067
	75,000,000	4.50%, 03/01/2026	117,251
	370,000,000	5.00%, 03/01/2035	585,774
	77,500,000	Chile Government International Bond 5.50%, 08/05/2020	126,747

			1,753,538

		Colombia - 3.3%
		Colombian TES
COP	630,335,906	3.30%, 03/17/2027(6)	209,350
	1,346,226,385	3.50%, 03/10/2021	458,981
	1,173,800,000	6.00%, 04/28/2028	365,306
	491,500,000	7.00%, 09/11/2019	169,104
	1,834,100,000	7.00%, 06/30/2032	601,266
	611,600,000	7.75%, 09/18/2030	217,301
	2,639,200,000	10.00%, 07/24/2024	1,056,170
	2,014,500,000	11.00%, 07/24/2020	766,676

			3,844,154

		Egypt - 0.2%
	$205,000	Egypt Government International Bond 7.50%, 01/31/2027(1)	220,309

		Ghana - 0.9%
		Ghana Government Bond
GHS	180,000	21.00%, 03/23/2020	43,050
	185,000	24.00%, 11/23/2020	47,454

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	100,000	24.50%, 06/21/2021	$ 26,321
	1,900,000	24.75%, 07/19/2021	506,571
	1,835,000	Ghana Treasury Note 21.00%, 01/07/2019	430,249

			1,053,645

		Hungary - 4.5%
		Hungary Government Bond
HUF	288,970,000	2.00%, 10/30/2019	1,165,132
	62,610,000	2.50%, 10/27/2021	254,071
	332,880,000	3.00%, 06/26/2024	1,339,507
	85,850,000	3.50%, 06/24/2020	360,684
	77,680,000	5.50%, 06/24/2025	360,052
	200,170,000	6.00%, 11/24/2023	949,575
	183,630,000	7.00%, 06/24/2022	889,631

			5,318,652

		Indonesia - 7.9%
		Indonesia Treasury Bond
IDR	10,540,000,000	5.63%, 05/15/2023	735,617
	13,567,000,000	6.63%, 05/15/2033	942,922
	15,366,000,000	7.00%, 05/15/2022	1,164,790
	15,368,000,000	7.50%, 08/15/2032	1,165,518
	4,319,000,000	8.25%, 07/15/2021	340,360
	7,375,000,000	8.25%, 06/15/2032	585,636
	1,301,000,000	8.25%, 05/15/2036	103,551
	10,197,000,000	8.38%, 03/15/2024	826,614
	13,885,000,000	8.38%, 03/15/2034	1,121,304
	4,681,000,000	8.75%, 05/15/2031	391,372
	6,780,000,000	8.75%, 02/15/2044	557,917
	16,718,000,000	9.00%, 03/15/2029	1,429,548

			9,365,149

		Ivory Coast - 0.2%
	$265,000	Ivory Coast Government International Bond 6.13%, 06/15/2033(1)	259,501

		Kazakhstan - 0.1%
EUR	125,000	KazAgro National Management Holding JSC 3.26%, 05/22/2019	150,269

		Kuwait - 0.2%
	$260,000	Kuwait International Government Bond 3.50%, 03/20/2027(1)	265,525

		Malaysia - 3.4%
		Malaysia Government Bond
MYR	1,085,000	3.42%, 08/15/2022	248,487
	2,145,000	3.49%, 03/31/2020	500,015
	3,400,000	3.58%, 09/28/2018	797,022
	375,000	3.66%, 10/15/2020	87,691
	1,470,000	3.80%, 09/30/2022	342,492
	2,250,000	3.80%, 08/17/2023	519,847
	660,000	3.96%, 09/15/2025	152,667
	1,700,000	4.05%, 09/30/2021	401,590
	10,000	4.16%, 07/15/2021	2,373
	2,015,000	4.50%, 04/15/2030	476,289
	1,850,000	Malaysia Government Investment Issue 4.39%, 07/07/2023	440,061

			3,968,534

		Mexico - 7.4%
		Mexican Bonos
MXN	23,083,800	6.50%, 06/10/2021	1,286,741
	26,847,100	6.50%, 06/09/2022	1,492,444
	12,374,700	7.50%, 06/03/2027	726,863
	10,561,200	7.75%, 05/29/2031	631,702
	5,098,600	7.75%, 11/23/2034	305,200
	7,516,600	7.75%, 11/13/2042	449,687

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	5,550,300	8.00%, 06/11/2020	$ 322,221
	5,116,900	8.00%, 12/07/2023	305,491
	5,590,400	8.50%, 05/31/2029	353,559
	5,810,100	8.50%, 11/18/2038	374,030
	16,324,800	10.00%, 12/05/2024	1,085,905
	19,305,700	10.00%, 11/20/2036	1,409,932
	126,237	Mexican Udibonos 4.50%, 12/04/2025(6)	7,815

			8,751,590

		Peru - 1.2%
		Peru Government Bond
PEN	425,000	5.70%, 08/12/2024	136,320
	350,000	6.35%, 08/12/2028	114,550
	378,000	6.85%, 02/12/2042	124,657
	2,010,000	6.90%, 08/12/2037	679,083
	575,000	6.95%, 08/12/2031	195,993
	600,000	8.20%, 08/12/2026	222,140

			1,472,743

		Poland - 4.7%
		Republic of Poland Government Bond
PLN	1,750,000	1.75%, 07/25/2021	473,691
	1,300,000	2.00%, 04/25/2021	356,332
	2,020,000	2.25%, 04/25/2022	550,820
	3,245,000	2.50%, 07/25/2027	837,387
	2,025,000	3.25%, 07/25/2025	565,643
	1,985,000	4.00%, 10/25/2023	585,715
	2,230,000	5.75%, 10/25/2021	700,428
	4,825,000	5.75%, 09/23/2022	1,533,882

			5,603,898

		Qatar - 0.2%
	$200,000	Qatar Government International Bond 2.38%, 06/02/2021(3)	197,360

		Romania - 0.6%
		Romania Government Bond
RON	1,660,000	3.50%, 12/19/2022	443,776
	930,000	5.80%, 07/26/2027	278,732

			722,508

		Russia - 5.4%
		Russian Federal Bond - OFZ
RUB	32,715,000	7.00%, 01/25/2023	525,350
	47,490,000	7.00%, 08/16/2023	761,738
	26,625,000	7.05%, 01/19/2028	423,493
	85,800,000	7.40%, 12/07/2022	1,405,605
	26,050,000	7.70%, 03/23/2033	427,544
	96,010,000	7.75%, 09/16/2026	1,607,360
	54,820,000	8.50%, 09/17/2031	972,347
	$200,000	Russian Foreign Bond - Eurobond 5.25%, 06/23/2047(1)	201,733

			6,325,170

		South Africa - 7.0%
		Republic of South Africa Government Bond
ZAR	60,412,218	6.25%, 03/31/2036	3,262,340
	3,750,000	6.50%, 02/28/2041	198,900
	8,690,000	7.00%, 02/28/2031	545,537
	13,550,000	8.00%, 01/31/2030	940,410
	5,580,000	8.25%, 03/31/2032	385,206
	940,000	8.75%, 01/31/2044	63,685
	1,825,000	8.75%, 02/28/2048	123,604
	3,070,000	8.88%, 02/28/2035	217,924
	18,949,000	9.00%, 01/31/2040	1,323,605
	14,035,000	10.50%, 12/21/2026	1,192,282

			8,253,493

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Thailand - 2.2%
		Thailand Government Bond
THB	24,018,824	1.25%, 03/12/2028(3)(6)	$ 677,502
	30,390,000	1.88%, 06/17/2022	912,140
	13,220,000	3.65%, 06/20/2031	432,510
	9,920,000	3.85%, 12/12/2025	331,061
	5,110,000	4.88%, 06/22/2029	187,693

			2,540,906

		Turkey - 6.0%
	$200,000	Export Credit Bank of Turkey 5.38%, 10/24/2023(1)	204,228
		Turkey Government Bond
TRY	1,275,000	8.00%, 03/12/2025	318,265
	1,245,000	8.80%, 09/27/2023	328,995
	595,000	9.00%, 07/24/2024	158,330
	145,000	9.20%, 09/22/2021	39,306
	935,000	9.50%, 01/12/2022	255,980
	4,600,000	10.40%, 03/27/2019	1,290,734
	735,000	10.40%, 03/20/2024	209,681
	5,065,000	10.70%, 02/17/2021	1,444,943
	9,965,000	11.00%, 03/02/2022	2,875,377

			7,125,839

		Uruguay - 0.6%
		Uruguay Government International Bond
UYU	521,835	4.00%, 07/10/2030	20,151
	10,971,246	4.38%, 12/15/2028(6)	432,289
	6,265,000	9.88%, 06/20/2022(1)	235,694

			688,134

		Zambia - 0.4%
		Zambia Government Bond
ZMW	2,250,000	11.00%, 02/27/2022	193,863
	1,185,000	12.00%, 08/29/2023	100,893
	850,000	13.00%, 08/29/2026	71,743
	950,000	14.00%, 04/24/2032	76,620

			443,119

		Total Foreign Government Obligations (cost $77,758,397)	$ 79,486,948

U.S. Government Securities - 1.7%
		United States - 1.7%
		U.S. Treasury Notes - 1.7%
	$1,995,000	U.S. Treasury Notes 0.63%, 08/31/2017	$ 1,994,441

		Total U.S. Government Securities (cost $1,994,362)	$ 1,994,441

		Total Long-Term Investments (cost $103,369,442)	$ 105,724,699
Short-Term Investments - 8.4%
		Other Investment Pools & Funds - 8.4%
	9,905,302	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	9,905,302

		Total Short-Term Investments (cost $9,905,302)	$ 9,905,302

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total Investments Excluding Purchased Options (cost $113,274,744)	98.1%	$115,630,001
Total Purchased Options (cost $516,259)	0.3%	$322,297

Total Investments (cost $113,791,003)^	98.4%	$115,952,298
Other Assets and Liabilities	1.6%	1,902,199

Total Net Assets	100.0%	$117,854,497

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$4,056,789
Unrealized Depreciation	(1,895,494)

Net Unrealized Appreciation	$2,161,295

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $12,027,952, which represented 10.2% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $9,296,459, which represented 7.9% of total net assets.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $300,000 at July 31, 2017.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

OTC Option Contracts Outstanding at July 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
EUR Call/PLN Put	DEUT	4.43 PLN per EUR	01/23/18	EUR	1,460,000	$13,585	$13,749	$(164)
USD Call/HUF Put	BCLY	285.42 HUF per USD	12/12/17	USD	1,053,000	2,506	11,088	(8,582)
USD Call/HUF Put	UBS	276.56 HUF per USD	01/18/18	USD	1,868,000	10,066	20,594	(10,528)
USD Call/INR Put	DEUT	70.40 INR per USD	09/01/17	USD	982,000	11	6,148	(6,137)
USD Call/MXN Put	CBK	22.92 MXN per USD	02/23/18	USD	981,000	2,950	22,318	(19,368)
USD Call/MXN Put	JPM	23.91 MXN per USD	02/19/18	USD	1,440,000	2,788	35,295	(32,507)
USD Call/MXN Put	MSC	19.61 MXN per USD	12/27/17	USD	1,585,000	15,092	22,998	(7,906)
USD Call/TRY Put	BOA	3.95 TRY per USD	02/19/18	USD	919,000	17,395	68,558	(51,163)

Total Calls					10,288,000	$64,393	$200,748	$(136,355)

Puts
EUR Put/CZK Call	HSBC	26.00 CZK per EUR	03/21/19	EUR	940,000	$27,099	$22,916	$4,183
USD Put/CNH Call	DEUT	6.78 CNH per USD	12/05/17	USD	2,054,000	20,380	11,954	8,426
USD Put/COP Call	CBK	2,738.00 COP per USD	10/06/17	USD	1,042,000	834	15,156	(14,322)
USD Put/INR Call	DEUT	65.00 INR per USD	09/01/17	USD	997,000	11,912	9,182	2,730

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

USD Put/INR Call	DEUT	64.18 INR per USD	01/31/18	USD	1,744,000	$13,603	$13,254	$349
USD Put/MXN Call	DEUT	18.83 MXN per USD	07/31/18	USD	1,745,000	90,740	89,274	1,466
USD Put/TRY Call	DEUT	3.54 TRY per USD	01/17/18	USD	1,122,000	13,726	13,745	(19)
USD Put/ZAR Call	DEUT	12.49 ZAR per USD	12/27/17	USD	1,585,000	13,946	23,061	(9,115)

Total Puts					11,229,000	$192,240	$198,542	$(6,302)

Total purchased option contracts					21,517,000	$256,633	$399,290	$(142,657)

Written option contracts:
Calls
USD Call/TRY Put	BOA	6.05 TRY per USD	02/19/18	USD	(919,000)	$(581)	$(19,299)	$18,718
USD Call/ZAR Put	DEUT	14.60 ZAR per USD	12/27/17	USD	(1,585,000)	(26,365)	(30,575)	4,210

Total Calls					(2,504,000)	$(26,946)	$(49,874)	$22,928

Written option contracts:
Puts
EUR Put/CZK Call	HSBC	24.00 CZK per EUR	03/21/19	EUR	(940,000)	$(4,272)	$(7,114)	$2,842
EUR Put/PLN Call	DEUT	4.17 PLN per EUR	01/23/18	EUR	(1,460,000)	(8,312)	(10,205)	1,893
USD Put/BRL Call	DEUT	3.30 BRL per USD	12/20/17	USD	(1,045,000)	(58,889)	(21,182)	(37,707)
USD Put/CNH Call	DEUT	6.68 CNH per USD	12/05/17	USD	(2,054,000)	(6,930)	(5,155)	(1,775)
USD Put/COP Call	CBK	2,589.00 COP per USD	10/06/17	USD	(1,042,000)	(110)	(4,585)	4,475
USD Put/HUF Call	BCLY	262.14 HUF per USD	12/12/17	USD	(1,053,000)	(41,145)	(8,993)	(32,152)
USD Put/HUF Call	UBS	252.97 HUF per USD	01/18/18	USD	(1,868,000)	(38,765)	(16,672)	(22,093)
USD Put/INR Call	HSBC	65.00 INR per USD	09/01/17	USD	(997,000)	(11,912)	(4,526)	(7,386)
USD Put/INR Call	DEUT	63.00 INR per USD	01/31/18	USD	(1,744,000)	(6,278)	(5,406)	(872)
USD Put/MXN Call	DEUT	17.44 MXN per USD	07/31/18	USD	(1,745,000)	(28,967)	(28,374)	(593)
USD Put/TRY Call	DEUT	3.38 TRY per USD	01/17/18	USD	(1,122,000)	(3,895)	(3,961)	66

Total Puts					(15,070,000)	$(209,475)	$(116,173)	$(93,302)

Total written option contracts					(17,574,000)	$(236,421)	$(166,047)	$(70,374)

OTC Swaption Contracts Outstanding at July 31, 2017
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:

Calls
Interest Rate Swaption KRW	BOA	1.95%	01/26/18	KRW	1,034,545,000	$11,037	$19,638	$(8,601)
Interest Rate Swaption KRW	CBK	1.94%	01/26/18	KRW	2,069,095,000	21,199	38,846	(17,647)

Total Calls					3,103,640,000	$32,236	$58,484	$(26,248)

Puts
Interest Rate Swaption KRW	BOA	1.95%	01/26/18	KRW	1,034,545,000	$10,850	$19,639	$(8,789)
Interest Rate Swaption KRW	CBK	1.94%	01/26/18	KRW	2,069,095,000	22,578	38,846	(16,268)

Total Puts					3,103,640,000	$33,428	$58,485	$(25,057)

Total purchased swaption contracts					6,207,280,000	$65,664	$116,969	$(51,305)

Futures Contracts Outstanding at July 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	22	09/29/2017	$2,598,040	$2,599,266	$1,226

Short position contracts:
Euro-Bund Future	4	09/07/2017	$776,309	$766,866	$9,443
U.S. Treasury 10-Year Note Future	25	09/20/2017	3,147,788	3,147,266	522

Total					$9,965

Total futures contracts					$11,191

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Cross Currency Swap Contracts Outstanding at July 31, 2017

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Fixed Rate equal to 6.60% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	JPM	USD 1,748,218	RUB 100,575,002	$10,571	$—	$66,080	$55,509
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 6.60% based on the notional amount of currency delivered	09/20/22	JPM	RUB 100,575,000	USD 1,748,218	—	(10,571)	(38,453)	(27,882)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 6.89% based on the notional amount of currency delivered	09/20/20	JPM	RUB 158,530,000	USD 2,755,606	—	(16,663)	(134,206)	(117,543)
Fixed Rate equal to 6.89% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	JPM	USD 2,755,606	RUB 158,530,003	16,663	—	104,159	87,496

Total						$27,234	$(27,234)	$(2,420)	$(2,420)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.70% Fixed	3M PLN WIBOR	PLN	7,325,000	10/06/17	$—	$—	$2,275	$2,275
BNP	3M KRW KSDA	1.80% Fixed	KRW	558,185,000	01/29/28	—	—	(6,848)	(6,848)
JPM	1.68% Fixed	3M PLN WIBOR	PLN	5,450,000	10/03/17	—	—	2,205	2,205

Total						$—	$—	$(2,368)	$(2,368)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
1M MXN TIIE	7.63% Fixed	MXN	45,685,000	01/09/19	$—	$—	$16,956	$16,956
1M MXN TIIE	7.57% Fixed	MXN	45,690,000	01/11/19	—	—	15,297	15,297
1M MXN TIIE	7.82% Fixed	MXN	20,300,000	01/03/22	—	—	(44,183)	(44,183)
1M MXN TIIE	7.94% Fixed	MXN	10,075,000	01/05/22	—	—	(24,455)	(24,455)
1M MXN TIIE	7.84% Fixed	MXN	10,075,000	01/07/22	—	—	(22,478)	(22,478)
1M MXN TIIE	7.29% Fixed	MXN	13,625,000	05/05/22	—	—	(14,451)	(14,451)
1M MXN TIIE	6.84% Fixed	MXN	9,850,000	07/14/22	—	—	(59)	(59)
1M MXN TIIE	7.68% Fixed	MXN	1,735,000	03/22/32	—	—	3,004	3,004
1M MXN TIIE	7.70% Fixed	MXN	16,745,000	04/22/32	—	—	31,004	31,004
3M ZAR JIBAR	6.93% Fixed	ZAR	56,420,000	09/20/19	—	—	15,073	15,073

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

3M ZAR JIBAR	7.25% Fixed	ZAR	25,480,000	09/20/22	$—	$—	$(3,903)	$(3,903)
6M CZK PRIBOR	0.66% Fixed	CZK	104,310,000	09/20/19	—	—	20,481	20,481
6M PLN WIBOR	2.46% Fixed	PLN	3,075,000	09/20/22	—	—	(168)	(168)
6M PLN WIBOR	2.29% Fixed	PLN	3,125,000	09/20/22	—	—	(6,030)	(6,030)

Total					$—	$—	$(13,912)	$(13,912)

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy /Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
ARS	Buy	09/20/17	JPM	$209,411	$209,022	$(389)
ARS	Sell	09/20/17	BNP	225,816	209,022	16,794
AUD	Buy	09/20/17	CBK	740,207	771,501	31,294
AUD	Buy	09/20/17	CIBC	107,535	114,327	6,792
AUD	Buy	09/20/17	CSFB	106,778	113,526	6,748
AUD	Sell	09/20/17	CBK	218,610	227,852	(9,242)
AUD	Sell	09/20/17	CSFB	362,445	385,351	(22,906)
AUD	Sell	09/20/17	CIBC	363,211	386,150	(22,939)
BRL	Buy	09/05/17	BCLY	5,745,057	6,097,043	351,986
BRL	Buy	09/05/17	MSC	590,707	635,493	44,786
BRL	Buy	09/05/17	MSC	442,697	471,525	28,828
BRL	Buy	09/05/17	BNP	278,998	295,141	16,143
BRL	Buy	09/05/17	MSC	314,290	326,661	12,371
BRL	Buy	09/05/17	GSC	224,974	237,196	12,222
BRL	Buy	09/05/17	BOA	152,717	162,375	9,658
BRL	Buy	09/05/17	DEUT	59,769	63,676	3,907
BRL	Buy	09/05/17	MSC	540,840	543,480	2,640
BRL	Buy	09/05/17	GSC	225,431	227,644	2,213
BRL	Buy	09/05/17	GSC	367,425	367,733	308
BRL	Buy	11/03/17	JPM	3,570,432	4,038,638	468,206
BRL	Buy	11/17/17	MSC	454,150	459,720	5,570
BRL	Buy	12/22/17	DEUT	371,705	397,556	25,851
BRL	Sell	09/05/17	GSC	571,338	573,090	(1,752)
BRL	Sell	09/05/17	JPM	165,754	173,519	(7,765)
BRL	Sell	09/05/17	DEUT	541,710	577,866	(36,156)
BRL	Sell	09/05/17	BCLY	876,009	929,680	(53,671)
BRL	Sell	11/03/17	MSC	3,152,672	4,039,585	(886,913)
BRL	Sell	11/03/17	MSC	3,152,037	4,039,269	(887,232)
BRL	Sell	11/17/17	DEUT	514,368	563,629	(49,261)
CLP	Buy	09/20/17	DEUT	6,408,445	6,548,607	140,162
CLP	Buy	09/20/17	DEUT	261,255	267,162	5,907
CLP	Buy	09/20/17	BOA	60,842	62,409	1,567
CLP	Buy	09/20/17	DEUT	285,955	286,992	1,037
CLP	Sell	09/20/17	UBS	231,765	233,959	(2,194)
CLP	Sell	09/20/17	JPM	311,309	317,582	(6,273)
CLP	Sell	09/20/17	DEUT	819,582	826,081	(6,499)
CLP	Sell	09/20/17	DEUT	5,054,380	5,164,927	(110,547)
CNH	Buy	09/20/17	JPM	1,010,345	1,025,138	14,793
CNH	Buy	09/20/17	BOA	104,159	105,553	1,394
CNH	Sell	12/07/17	DEUT	362,103	367,653	(5,550)
COP	Buy	08/01/17	RBS	340,076	375,323	35,247
COP	Buy	08/01/17	RBS	374,226	375,323	1,097
COP	Buy	08/03/17	CBK	313,345	345,428	32,083
COP	Buy	08/03/17	CIB	172,884	190,701	17,817
COP	Buy	08/04/17	GSC	478,669	529,542	50,873
COP	Buy	09/20/17	BOA	174,544	181,456	6,912
COP	Buy	09/20/17	DEUT	232,900	238,712	5,812
COP	Buy	09/20/17	DEUT	122,559	119,772	(2,787)
COP	Buy	09/20/17	DEUT	434,274	430,221	(4,053)
COP	Buy	09/20/17	CBK	2,770,069	2,732,322	(37,747)
COP	Sell	08/01/17	RBS	374,226	375,323	(1,097)
COP	Sell	08/01/17	CIB	366,305	375,323	(9,018)
COP	Sell	08/03/17	CIB	523,452	536,130	(12,678)
COP	Sell	08/04/17	CIB	516,825	529,543	(12,718)
COP	Sell	10/11/17	CBK	159,569	154,730	4,839

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

CZK	Buy	09/20/17	BCLY	$1,990,841	$2,104,503	$113,662
CZK	Buy	09/20/17	BOA	1,222,740	1,267,076	44,336
CZK	Buy	09/20/17	BOA	98,078	101,603	3,525
CZK	Buy	03/25/19	JPM	228,413	255,699	27,286
CZK	Sell	09/20/17	CBK	735,032	742,659	(7,627)
CZK	Sell	03/25/19	HSBC	228,861	255,699	(26,838)
EGP	Buy	08/07/17	SCB	100,280	108,203	7,923
EGP	Buy	09/20/17	GSC	327,824	332,510	4,686
EGP	Buy	09/25/17	GSC	517,705	517,566	(139)
EGP	Buy	12/22/17	GSC	470,000	477,316	7,316
EGP	Buy	03/13/18	SCB	113,039	113,508	469
EGP	Buy	03/13/18	SCB	113,674	113,612	(62)
EGP	Buy	03/13/18	CBK	113,853	113,613	(240)
EGP	Buy	03/13/18	SCB	114,031	113,612	(419)
EGP	Buy	04/05/18	GSC	109,700	111,853	2,153
EUR	Buy	09/20/17	UBS	496,293	523,508	27,215
EUR	Buy	09/20/17	GSC	1,045,041	1,062,448	17,407
EUR	Buy	09/20/17	DEUT	386,430	403,612	17,182
EUR	Buy	09/20/17	GSC	253,814	267,096	13,282
EUR	Buy	09/20/17	DEUT	174,014	184,000	9,986
EUR	Buy	09/20/17	CBK	605,995	611,353	5,358
EUR	Buy	12/08/17	MSC	498,791	510,273	11,482
EUR	Buy	12/08/17	MSC	816,443	817,867	1,424
EUR	Buy	03/25/19	HSBC	227,037	246,338	19,301
EUR	Sell	09/20/17	MSC	11,459	11,871	(412)
EUR	Sell	09/20/17	UBS	119,185	121,084	(1,899)
EUR	Sell	09/20/17	GSC	224,159	231,483	(7,324)
EUR	Sell	09/20/17	DEUT	300,437	308,644	(8,207)
EUR	Sell	09/20/17	DEUT	217,149	225,547	(8,398)
EUR	Sell	09/20/17	JPM	297,873	308,644	(10,771)
EUR	Sell	09/20/17	JPM	679,037	706,320	(27,283)
EUR	Sell	09/20/17	BCLY	2,370,418	2,508,327	(137,909)
EUR	Sell	01/25/18	DEUT	753,303	766,337	(13,034)
EUR	Sell	03/25/19	JPM	226,406	246,337	(19,931)
GBP	Sell	09/20/17	GSC	256,634	264,342	(7,708)
GBP	Sell	09/20/17	MSC	268,938	277,559	(8,621)
HUF	Buy	08/01/17	UBS	872,939	984,301	111,362
HUF	Buy	08/01/17	DEUT	936,730	950,862	14,132
HUF	Buy	09/20/17	DEUT	4,013,360	4,286,852	273,492
HUF	Buy	09/20/17	CBK	4,034,440	4,286,856	252,416
HUF	Buy	09/20/17	DEUT	764,007	803,850	39,843
HUF	Buy	09/20/17	GSC	329,598	353,538	23,940
HUF	Buy	09/20/17	CBK	744,737	767,560	22,823
HUF	Buy	09/20/17	JPM	372,133	394,511	22,378
HUF	Buy	09/20/17	CBK	311,562	327,663	16,101
HUF	Buy	09/20/17	BNP	291,848	307,882	16,034
HUF	Buy	09/20/17	BCLY	279,673	292,664	12,991
HUF	Buy	09/20/17	DEUT	200,261	213,059	12,798
HUF	Buy	09/20/17	CBK	199,202	211,889	12,687
HUF	Buy	09/20/17	DEUT	210,977	222,034	11,057
HUF	Buy	09/20/17	DEUT	295,093	300,858	5,765
HUF	Buy	09/20/17	BCLY	112,883	118,626	5,743
HUF	Buy	09/20/17	BNP	83,898	88,970	5,072
HUF	Buy	09/20/17	MSC	132,085	134,626	2,541
HUF	Buy	12/14/17	BCLY	453,033	483,945	30,912
HUF	Buy	01/22/18	UBS	822,451	851,219	28,768
HUF	Sell	08/01/17	UBS	1,870,810	1,935,164	(64,354)
HUF	Sell	09/20/17	MSC	126,765	133,201	(6,436)
HUF	Sell	09/20/17	DEUT	938,639	952,973	(14,334)
HUF	Sell	09/20/17	DEUT	184,326	199,012	(14,686)
HUF	Sell	09/20/17	GSC	516,646	553,720	(37,074)
HUF	Sell	09/20/17	BCLY	383,502	428,148	(44,646)
HUF	Sell	09/20/17	JPM	383,101	428,148	(45,047)
HUF	Sell	09/20/17	BCLY	382,500	428,148	(45,648)
HUF	Sell	09/20/17	JPM	382,300	428,148	(45,848)
HUF	Sell	09/20/17	BCLY	296,060	342,518	(46,458)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

HUF	Sell	09/20/17	BCLY	$452,035	$513,778	$(61,743)
HUF	Sell	09/20/17	BCLY	530,469	599,407	(68,938)
HUF	Sell	09/20/17	UBS	1,060,934	1,130,073	(69,139)
HUF	Sell	09/20/17	BCLY	443,268	513,777	(70,509)
HUF	Sell	09/20/17	BCLY	518,526	599,408	(80,882)
HUF	Sell	09/20/17	JPM	761,469	856,296	(94,827)
HUF	Sell	09/20/17	BCLY	2,964,004	3,425,184	(461,180)
IDR	Buy	09/20/17	BCLY	353,929	356,673	2,744
IDR	Buy	09/20/17	DEUT	1,463,072	1,465,056	1,984
IDR	Buy	09/20/17	BCLY	646,240	647,743	1,503
IDR	Buy	09/20/17	DEUT	133,393	133,519	126
IDR	Buy	09/20/17	BNP	132,672	132,773	101
IDR	Buy	09/20/17	DEUT	205,232	204,944	(288)
IDR	Buy	09/20/17	UBS	674,346	672,895	(1,451)
IDR	Sell	09/20/17	UBS	184,994	184,941	53
IDR	Sell	09/20/17	UBS	105,254	105,755	(501)
IDR	Sell	09/20/17	HSBC	1,129,952	1,130,472	(520)
IDR	Sell	09/20/17	BCLY	559,482	566,755	(7,273)
INR	Buy	09/05/17	HSBC	218,163	226,943	8,780
INR	Buy	09/05/17	DEUT	241,695	246,923	5,228
INR	Buy	09/20/17	UBS	306,269	308,749	2,480
INR	Buy	09/20/17	BCLY	255,709	257,665	1,956
INR	Sell	09/20/17	BCLY	469,466	473,057	(3,591)
INR	Sell	02/02/18	DEUT	297,570	296,510	1,060
KRW	Buy	09/20/17	BCLY	764,690	777,117	12,427
KRW	Buy	09/20/17	BCLY	945,430	955,672	10,242
KRW	Buy	09/20/17	MSC	226,413	233,967	7,554
KRW	Buy	09/20/17	UBS	902,223	909,262	7,039
KRW	Buy	09/20/17	HSBC	902,431	909,262	6,831
KRW	Buy	10/12/17	JPM	418,305	417,763	(542)
KRW	Sell	09/20/17	MSC	265,810	265,232	578
KRW	Sell	09/20/17	DEUT	159,637	161,345	(1,708)
KRW	Sell	09/20/17	BCLY	234,431	236,185	(1,754)
KRW	Sell	09/20/17	DEUT	283,062	286,819	(3,757)
KRW	Sell	09/20/17	GSC	260,303	265,955	(5,652)
KRW	Sell	09/20/17	HSBC	1,385,781	1,396,271	(10,490)
KRW	Sell	09/20/17	UBS	1,385,461	1,396,270	(10,809)
KRW	Sell	10/12/17	DEUT	6,379	6,503	(124)
KRW	Sell	10/12/17	JPM	133,521	136,076	(2,555)
KZT	Buy	08/03/17	CBK	103,842	101,335	(2,507)
KZT	Buy	09/20/17	GSC	100,318	100,221	(97)
KZT	Buy	09/20/17	GSC	83,722	83,465	(257)
KZT	Buy	09/20/17	GSC	84,152	83,465	(687)
KZT	Buy	09/20/17	GSC	84,574	83,465	(1,109)
KZT	Buy	09/20/17	GSC	84,962	83,465	(1,497)
KZT	Buy	09/20/17	GSC	85,131	83,465	(1,666)
KZT	Buy	09/20/17	JPM	188,485	186,578	(1,907)
KZT	Buy	09/20/17	GSC	142,364	139,109	(3,255)
KZT	Buy	09/20/17	CBK	580,124	560,334	(19,790)
KZT	Buy	09/20/17	CBK	583,112	560,334	(22,778)
KZT	Sell	08/03/17	GSC	101,338	101,335	3
MXN	Buy	08/31/17	BOA	2,745,233	3,128,492	383,259
MXN	Buy	09/20/17	RBC	6,181,333	6,284,051	102,718
MXN	Buy	09/20/17	BCLY	395,871	407,777	11,906
MXN	Buy	09/20/17	GSC	249,868	258,481	8,613
MXN	Buy	09/20/17	CBK	460,656	467,884	7,228
MXN	Buy	09/20/17	JPM	185,538	191,076	5,538
MXN	Buy	09/20/17	BNP	165,514	171,021	5,507
MXN	Buy	09/20/17	GSC	250,861	256,253	5,392
MXN	Buy	09/20/17	JPM	332,647	337,586	4,939
MXN	Buy	09/20/17	MSC	122,003	124,784	2,781
MXN	Buy	09/20/17	DEUT	207,154	209,459	2,305
MXN	Buy	09/20/17	BNP	181,006	183,277	2,271
MXN	Buy	09/20/17	BCLY	296,480	296,418	(62)
MXN	Buy	09/20/17	RBC	293,353	292,908	(445)
MXN	Buy	09/20/17	BCLY	284,304	283,549	(755)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

MXN	Buy	09/20/17	BOA	$226,626	$225,057	$(1,569)
MXN	Buy	09/20/17	CBK	299,502	296,696	(2,806)
MXN	Buy	09/20/17	MSC	283,912	280,208	(3,704)
MXN	Buy	09/25/17	CBK	219,797	237,646	17,849
MXN	Buy	09/25/17	CBK	286,029	303,389	17,360
MXN	Buy	11/27/17	DEUT	1,136,459	1,162,356	25,897
MXN	Buy	12/04/17	RBC	5,028,520	5,485,250	456,730
MXN	Buy	12/04/17	GSC	2,381,881	2,657,830	275,949
MXN	Buy	12/04/17	DEUT	2,429,853	2,657,830	227,977
MXN	Buy	12/08/17	MSC	36,348	37,419	1,071
MXN	Buy	12/29/17	MSC	689,809	696,458	6,649
MXN	Buy	01/25/18	GSC	130,482	153,478	22,996
MXN	Buy	01/25/18	GSC	129,222	151,513	22,291
MXN	Buy	01/25/18	BCLY	6,418	7,538	1,120
MXN	Buy	01/25/18	BCLY	6,381	7,483	1,102
MXN	Buy	02/21/18	JPM	275,686	322,238	46,552
MXN	Buy	02/27/18	CBK	176,513	198,975	22,462
MXN	Sell	08/31/17	BOA	2,911,511	3,128,492	(216,981)
MXN	Sell	09/20/17	HSBC	431,890	425,101	6,789
MXN	Sell	09/20/17	HSBC	431,620	424,990	6,630
MXN	Sell	09/20/17	DEUT	181,412	183,221	(1,809)
MXN	Sell	09/20/17	BNP	169,424	171,745	(2,321)
MXN	Sell	09/20/17	SSG	244,276	249,012	(4,736)
MXN	Sell	09/20/17	DEUT	609,983	616,066	(6,083)
MXN	Sell	09/20/17	DEUT	272,587	282,435	(9,848)
MXN	Sell	09/20/17	BCLY	532,810	543,145	(10,335)
MXN	Sell	09/20/17	RBC	826,004	839,730	(13,726)
MXN	Sell	09/20/17	BNP	1,065,341	1,086,736	(21,395)
MXN	Sell	09/20/17	GSC	901,700	927,971	(26,271)
MXN	Sell	09/20/17	BNP	917,834	947,579	(29,745)
MXN	Sell	09/25/17	MSC	342,961	372,806	(29,845)
MXN	Sell	11/27/17	DEUT	786,378	827,986	(41,608)
MXN	Sell	12/04/17	GSC	1,977,218	2,241,178	(263,960)
MXN	Sell	12/04/17	GSC	2,822,838	3,159,277	(336,439)
MXN	Sell	12/04/17	GSC	4,720,377	5,400,454	(680,077)
MXN	Sell	12/08/17	MSC	714,238	703,360	10,878
MXN	Sell	12/08/17	MSC	551,917	552,805	(888)
MXN	Sell	12/29/17	DEUT	484,476	484,416	60
MXN	Sell	01/25/18	GSC	386,882	478,678	(91,796)
MXN	Sell	08/02/18	DEUT	458,572	458,608	(36)
MYR	Buy	08/17/17	BCLY	1,899,574	1,904,429	4,855
MYR	Buy	09/20/17	BCLY	262,011	263,364	1,353
MYR	Buy	09/20/17	BCLY	157,688	158,950	1,262
MYR	Buy	09/20/17	BCLY	184,391	185,287	896
MYR	Buy	09/20/17	BCLY	1,900,990	1,901,810	820
MYR	Buy	09/20/17	BCLY	107,820	108,608	788
MYR	Buy	09/20/17	MSC	205,295	206,029	734
MYR	Buy	09/20/17	BCLY	46,259	46,613	354
MYR	Buy	09/20/17	MSC	122,283	122,592	309
MYR	Buy	09/20/17	BCLY	261,578	261,032	(546)
NGN	Buy	08/02/17	BCLY	45,346	55,398	10,052
NGN	Buy	08/02/17	SCB	35,795	43,702	7,907
NGN	Buy	08/02/17	JPM	33,130	40,422	7,292
NGN	Buy	08/02/17	CBK	159,862	164,649	4,787
NGN	Buy	08/02/17	GSC	20,595	25,128	4,533
NGN	Sell	08/02/17	GSC	24,397	25,128	(731)
NGN	Sell	08/02/17	JPM	39,246	40,421	(1,175)
NGN	Sell	08/02/17	SCB	42,431	43,702	(1,271)
NGN	Sell	08/02/17	BCLY	53,788	55,399	(1,611)
NGN	Sell	08/02/17	CBK	55,403	74,093	(18,690)
NGN	Sell	08/02/17	CBK	67,713	90,556	(22,843)
NZD	Buy	09/20/17	ANZ	636,231	652,761	16,530
NZD	Buy	09/20/17	CIBC	636,806	652,761	15,955
NZD	Buy	09/20/17	ANZ	212,632	221,339	8,707
NZD	Sell	09/20/17	CIBC	107,598	110,294	(2,696)
NZD	Sell	09/20/17	ANZ	108,232	111,044	(2,812)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

NZD	Sell	09/20/17	ANZ	$1,254,166	$1,305,522	$(51,356)
PEN	Buy	09/20/17	DEUT	2,460,387	2,493,705	33,318
PEN	Buy	09/20/17	GSC	1,140,458	1,146,902	6,444
PEN	Buy	09/20/17	BNP	92,525	93,656	1,131
PEN	Buy	09/20/17	GSC	197,750	198,060	310
PEN	Buy	09/20/17	DEUT	507,692	506,663	(1,029)
PEN	Sell	09/20/17	DEUT	1,057,654	1,071,976	(14,322)
PHP	Buy	09/20/17	UBS	19,117	19,182	65
PHP	Buy	09/20/17	DEUT	956,382	940,893	(15,489)
PHP	Sell	09/20/17	DEUT	508,764	500,524	8,240
PLN	Buy	08/14/17	BCLY	1,385,265	1,455,858	70,593
PLN	Buy	09/20/17	BCLY	4,348,871	4,527,504	178,633
PLN	Buy	09/20/17	MSC	634,846	666,055	31,209
PLN	Buy	09/20/17	DEUT	477,552	498,081	20,529
PLN	Buy	09/20/17	CBK	468,166	488,348	20,182
PLN	Buy	09/20/17	BCLY	432,527	446,354	13,827
PLN	Buy	09/20/17	BNP	190,773	197,453	6,680
PLN	Buy	09/20/17	BOA	875,919	878,247	2,328
PLN	Buy	09/20/17	JPM	161,800	164,080	2,280
PLN	Buy	09/20/17	BOA	116,101	118,193	2,092
PLN	Buy	01/25/18	DEUT	739,395	749,404	10,009
PLN	Sell	08/14/17	BCLY	896,926	1,012,009	(115,083)
PLN	Sell	09/20/17	CBK	457,596	463,040	(5,444)
PLN	Sell	09/20/17	GSC	1,133,863	1,147,172	(13,309)
PLN	Sell	09/20/17	JPM	718,610	741,143	(22,533)
PLN	Sell	09/20/17	BCLY	718,846	748,373	(29,527)
RON	Buy	09/20/17	GSC	2,449,507	2,584,967	135,460
RON	Buy	09/20/17	JPM	105,951	110,469	4,518
RON	Buy	09/20/17	JPM	57,667	59,784	2,117
RON	Sell	09/20/17	CBK	276,974	291,117	(14,143)
RON	Sell	09/20/17	CBK	428,981	451,232	(22,251)
RUB	Buy	09/20/17	CBK	1,136,523	1,144,859	8,336
RUB	Buy	09/20/17	BCLY	229,035	231,312	2,277
RUB	Buy	09/20/17	JPM	210,440	212,645	2,205
RUB	Buy	09/20/17	BCLY	311,325	312,977	1,652
RUB	Buy	09/20/17	DEUT	261,716	262,455	739
RUB	Buy	09/20/17	BCLY	125,427	126,098	671
RUB	Buy	09/20/17	DEUT	121,828	122,424	596
RUB	Buy	09/20/17	JPM	79,201	78,769	(432)
RUB	Buy	09/20/17	MSC	257,796	248,307	(9,489)
RUB	Buy	09/20/17	MSC	258,489	248,307	(10,182)
RUB	Sell	09/20/17	CBK	830,400	799,629	30,771
RUB	Sell	09/20/17	MSC	255,594	245,526	10,068
RUB	Sell	09/20/17	MSC	262,746	252,857	9,889
RUB	Sell	09/20/17	MSC	254,892	245,510	9,382
RUB	Sell	09/20/17	DEUT	311,551	302,172	9,379
RUB	Sell	09/20/17	BCLY	274,985	272,963	2,022
RUB	Sell	09/20/17	BCLY	179,644	177,877	1,767
RUB	Sell	09/20/17	GSC	145,382	144,301	1,081
RUB	Sell	09/20/17	GSC	87,193	86,581	612
RUB	Sell	09/20/17	GSC	87,055	86,581	474
RUB	Sell	09/20/17	GSC	86,465	86,581	(116)
RUB	Sell	09/20/17	GSC	86,363	86,580	(217)
RUB	Sell	09/20/17	BCLY	86,053	86,581	(528)
RUB	Sell	09/20/17	CBK	404,081	409,636	(5,555)
SGD	Sell	09/20/17	JPM	61,533	62,770	(1,237)
SGD	Sell	09/20/17	CSFB	433,051	443,077	(10,026)
SGD	Sell	09/20/17	BNP	433,034	443,077	(10,043)
SGD	Sell	09/20/17	CSFB	927,312	945,230	(17,918)
THB	Buy	09/20/17	JPM	3,235,180	3,298,959	63,779
THB	Buy	09/20/17	JPM	838,810	855,498	16,688
THB	Buy	09/20/17	DEUT	539,532	547,687	8,155
THB	Buy	09/20/17	JPM	357,043	364,023	6,980
THB	Buy	09/20/17	JPM	250,867	256,710	5,843
THB	Buy	09/20/17	JPM	67,431	68,837	1,406
THB	Buy	09/20/17	BCLY	142,669	143,084	415

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

THB	Sell	09/20/17	CBK	$74,853	$76,502	$(1,649)
THB	Sell	09/20/17	BCLY	434,729	445,514	(10,785)
THB	Sell	09/20/17	JPM	730,696	746,682	(15,986)
THB	Sell	09/20/17	CBK	671,366	688,577	(17,211)
TRY	Buy	09/20/17	UBS	5,602,363	5,671,895	69,532
TRY	Buy	09/20/17	JPM	344,616	356,697	12,081
TRY	Buy	09/20/17	BNP	172,948	177,929	4,981
TRY	Buy	09/20/17	BOA	164,610	166,458	1,848
TRY	Buy	09/20/17	JPM	131,230	132,887	1,657
TRY	Buy	09/20/17	CBK	79,282	79,732	450
TRY	Buy	02/20/18	DEUT	9,172	8,849	(323)
TRY	Buy	02/20/18	BOA	34,208	32,982	(1,226)
TRY	Buy	02/20/18	HSBC	145,616	140,508	(5,108)
TRY	Sell	09/20/17	HSBC	363,937	377,399	(13,462)
TRY	Sell	09/20/17	UBS	1,204,809	1,219,762	(14,953)
TRY	Sell	09/20/17	CBK	1,985,458	2,016,805	(31,347)
TRY	Sell	01/18/18	DEUT	204,658	205,807	(1,149)
TRY	Sell	02/20/18	DEUT	190,652	182,339	8,313
TWD	Sell	09/20/17	DEUT	845,950	849,385	(3,435)
UYU	Buy	09/20/17	JPM	155,072	158,772	3,700
ZAR	Buy	08/24/17	JPM	329,634	327,098	(2,536)
ZAR	Buy	09/20/17	JPM	205,089	209,920	4,831
ZAR	Buy	09/20/17	BNP	171,246	173,879	2,633
ZAR	Buy	09/20/17	CBK	64,716	67,039	2,323
ZAR	Buy	09/20/17	BOA	7,132	7,148	16
ZAR	Buy	09/20/17	DEUT	96,015	95,554	(461)
ZAR	Buy	09/20/17	CBK	68,193	67,416	(777)
ZAR	Buy	09/20/17	JPM	115,686	113,612	(2,074)
ZAR	Buy	09/20/17	CBK	146,947	144,386	(2,561)
ZAR	Buy	09/20/17	JPM	343,258	337,828	(5,430)
ZAR	Buy	09/20/17	GSC	6,297,297	6,154,641	(142,656)
ZAR	Sell	08/24/17	JPM	212,108	217,562	(5,454)
ZAR	Sell	09/20/17	GSC	5,245,695	5,126,861	118,834
ZAR	Sell	09/20/17	DEUT	353,795	349,189	4,606
ZAR	Sell	09/20/17	UBS	275,036	272,971	2,065
ZAR	Sell	09/20/17	BNP	28,517	28,065	452
ZAR	Sell	09/20/17	BNP	22,275	21,971	304
ZAR	Sell	09/20/17	DEUT	16,383	16,101	282
ZAR	Sell	09/20/17	DEUT	91,389	91,793	(404)
ZAR	Sell	09/20/17	CBK	134,964	135,883	(919)
ZAR	Sell	09/20/17	CBK	134,367	135,507	(1,140)
ZAR	Sell	09/20/17	MSC	293,242	298,779	(5,537)
ZAR	Sell	12/29/17	DEUT	726,858	719,447	7,411

Total						$(878,132)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Other Abbreviations:
CJSC	Closed Joint Stock Company
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)

Assets
Corporate Bonds	$24,243,310	$—	$24,243,310	$—
Foreign Government Obligations	79,486,948	—	79,486,948	—
U.S. Government Securities	1,994,441	—	1,994,441	—
Short-Term Investments	9,905,302	9,905,302	—	—
Purchased Options	322,297	—	322,297	—
Foreign Currency Contracts(2)	5,482,818	—	5,482,818	—
Futures Contracts(2)	11,191	11,191	—	—
Swaps - Cross Currency(2)	143,005	—	143,005	—
Swaps - Interest Rate(2)	106,295	—	106,295	—

Total	$121,695,607	$9,916,493	$111,779,114	$—

Liabilities
Foreign Currency Contracts(2)	$(6,360,950)	$—	$(6,360,950)	$—
Swaps - Cross Currency(2)	(145,425)	—	(145,425)	—
Swaps - Interest Rate(2)	(122,575)	—	(122,575)	—
Written Options	(236,421)	—	(236,421)	—

Total	$(6,865,371)	$—	$(6,865,371)	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Environmental Opportunities Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 98.7%
	Austria - 4.4%
4,237	Mayr Melnhof Karton AG	$	559,258
47,023	Zumtobel Group AG		931,126

			1,490,384

	Brazil - 2.3%
234,900	Cia de Saneamento do Parana (Preference Shares)		798,480

	Canada - 2.2%
42,498	Boralex, Inc. Class A		759,118

	China - 4.9%
1,390,997	China Longyuan Power Group Corp. Ltd. Class H		1,017,286
2,200,000	Huaneng Renewables Corp. Ltd. Class H		669,703

			1,686,989

	France - 6.5%
15,513	Cie de Saint-Gobain		860,765
30,467	Rexel S.A.		482,459
48,263	Suez Environnement Co.		872,655

			2,215,879

	Germany - 5.1%
20,957	Innogy SE(1)		880,192
6,430	Siemens AG		872,561

			1,752,753

	Japan - 10.1%
6,410	Daikin Industries Ltd.		678,648
36,300	Fujitsu General Ltd.		766,231
25,155	Kyudenko Corp.		948,784
15,800	Park24 Co., Ltd.		399,863
36,045	Sekisui Chemical Co., Ltd.		663,961

			3,457,487

	Norway - 2.1%
49,117	Tomra Systems ASA		698,115

	Spain - 3.4%
146,322	Iberdrola S.A.		1,153,447

	Sweden - 4.3%
26,673	Electrolux AB Series B		912,096
58,791	Nibe Industrier AB Class B		560,519

			1,472,615

	Switzerland - 2.1%
30,598	ABB Ltd.		716,798

	United Kingdom - 2.3%
8,647	Delphi Automotive plc		781,862

	United States - 49.0%
25,983	8Point3 Energy Partners L.P.		383,249
32,348	Advanced Emissions Solutions, Inc.		347,741
8,984	American Water Works Co., Inc.		728,602
8,089	Applied Materials, Inc.		358,424
17,845	AquaVenture Holdings Ltd.*		285,342
23,747	Avangrid, Inc.		1,078,589
17,467	Clean Harbors, Inc.*		992,126
9,830	Eaton Corp. plc		769,197
7,416	Edison International		583,491
11,136	First Solar, Inc.*		549,116
35,402	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		823,096
5,190	Hubbell, Inc. Class B		616,520
5,346	Illinois Tool Works, Inc.		752,236
19,947	Itron, Inc.*		1,456,131
15,562	Johnson Controls International plc		606,140
69,335	Mueller Water Products, Inc. Class A		804,286
6,590	NextEra Energy, Inc.		962,733

Hartford Environmental Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

13,862	Owens Corning		$929,447
14,642	Pattern Energy Group, Inc.		367,514
12,252	Pentair plc		772,734
4,533	Rogers Corp.*		534,758
11,275	Waste Management, Inc.		847,316
7,711	Watts Water Technologies, Inc. Class A		496,588
11,949	Xylem, Inc.		677,867

			16,723,243

	Total Common Stocks (cost $28,026,965)		$33,707,170

	Total Long-Term Investments (cost $28,026,965)		$33,707,170

Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.4%
152,414	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		152,414

	Total Short-Term Investments (cost $152,414)		$152,414

	Total Investments (cost $28,179,379)^	99.1% $	33,859,584
	Other Assets and Liabilities	0.9%	297,841

	Total Net Assets	100.0% $	34,157,425

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$6,091,727
Unrealized Depreciation	(411,522)

Net Unrealized Appreciation	$5,680,205

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2017, the aggregate value of this security was $880,192, which represented 2.6% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Environmental Opportunities Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)

Assets
Common Stocks
Austria	$1,490,384	$559,258	$931,126	$—
Brazil	798,480	798,480	—	—
Canada	759,118	759,118	—	—
China	1,686,989	—	1,686,989	—
France	2,215,879	—	2,215,879	—
Germany	1,752,753	—	1,752,753	—
Japan	3,457,487	—	3,457,487	—
Norway	698,115	—	698,115	—
Spain	1,153,447	—	1,153,447	—
Sweden	1,472,615	—	1,472,615	—
Switzerland	716,798	—	716,798	—
United Kingdom	781,862	781,862	—	—
United States	16,723,243	16,723,243	—	—
Short-Term Investments	152,414	152,414	—	—

Total	$33,859,584	$19,774,375	$14,085,209	$—

(1) For the period ended July 31, 2017, investments valued at $21,245 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $474,956 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Equity Income Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 97.0%
	Banks - 13.9%
934,630	BB&T Corp.	$	44,226,692
1,735,320	JP Morgan Chase & Co.		159,302,376
468,105	M&T Bank Corp.		76,371,331
914,995	PNC Financial Services Group, Inc.		117,851,356
893,440	US Bancorp		47,155,763
2,585,550	Wells Fargo & Co.		139,464,567

			584,372,085

	Capital Goods - 8.9%
229,478	3M Co.		46,164,089
427,417	Caterpillar, Inc.		48,704,167
850,106	Eaton Corp. plc		66,520,795
2,539,220	General Electric Co.		65,029,424
437,782	Honeywell International, Inc.		59,590,886
251,300	Raytheon Co.		43,165,801
355,830	United Technologies Corp.		42,190,763

			371,365,925

	Consumer Durables & Apparel - 1.2%
841,700	VF Corp.		52,345,323

	Diversified Financials - 3.6%
152,335	BlackRock, Inc.		64,975,448
1,376,120	Invesco Ltd.		47,847,692
854,215	Thomson Reuters Corp.		39,199,926

			152,023,066

	Energy - 11.3%
1,708,700	Canadian Natural Resources Ltd.		52,286,220
925,950	Chevron Corp.		101,104,481
310,220	Enbridge, Inc.		12,861,721
743,073	Exxon Mobil Corp.		59,475,563
616,283	Kinder Morgan, Inc.		12,590,662
739,855	Occidental Petroleum Corp.		45,819,220
569,980	Phillips 66		47,735,825
2,625,923	Suncor Energy, Inc.		85,657,608
1,101,220	TransCanada Corp.		56,264,459

			473,795,759

	Food & Staples Retailing - 0.6%
307,300	Wal-Mart Stores, Inc.		24,580,927

	Food, Beverage & Tobacco - 6.9%
864,302	British American Tobacco plc		53,764,543
246,740	Diageo plc ADR		32,216,842
532,405	Kraft Heinz Co.		46,564,141
326,300	PepsiCo, Inc.		38,049,843
1,015,021	Philip Morris International, Inc.		118,463,101

			289,058,470

	Health Care Equipment & Services - 1.9%
743,849	Abbott Laboratories		36,582,494
555,325	Cardinal Health, Inc.		42,904,409

			79,486,903

	Household & Personal Products - 2.3%
1,637,900	Unilever N.V.		95,276,643

	Insurance - 8.0%
622,700	Chubb Ltd.		91,200,642
1,503,650	Marsh & McLennan Cos., Inc.		117,239,590
1,247,138	MetLife, Inc.		68,592,590
895,300	Principal Financial Group, Inc.		59,761,275

			336,794,097

	Materials - 2.9%
1,177,810	Dow Chemical Co.		75,662,514

The Hartford Equity Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

851,200	International Paper Co.	$	46,798,976

			122,461,490

	Pharmaceuticals, Biotechnology & Life Sciences - 12.4%
133,400	Amgen, Inc.		23,279,634
774,110	Bristol-Myers Squibb Co.		44,046,859
574,700	Eli Lilly & Co.		47,504,702
968,850	Johnson & Johnson		128,585,772
1,331,519	Merck & Co., Inc.		85,057,434
646,375	Novartis AG		55,056,745
2,653,846	Pfizer, Inc.		88,001,533
190,591	Roche Holding AG		48,251,787

			519,784,466

	Retailing - 2.0%
432,848	Home Depot, Inc.		64,754,061
410,323	L Brands, Inc.		19,034,884

			83,788,945

	Semiconductors & Semiconductor Equipment - 5.5%
931,190	Analog Devices, Inc.		73,573,322
2,322,440	Intel Corp.		82,376,947
832,736	Maxim Integrated Products, Inc.		37,839,524
665,493	QUALCOMM, Inc.		35,397,572

			229,187,365

	Software & Services - 3.0%
1,716,936	Microsoft Corp.		124,821,247

	Technology Hardware & Equipment - 2.6%
3,496,650	Cisco Systems, Inc.		109,969,642

	Telecommunication Services - 2.2%
1,035,740	BCE, Inc.		48,615,604
889,274	Verizon Communications, Inc.		43,040,862

			91,656,466

	Transportation - 1.7%
681,410	Union Pacific Corp.		70,157,974

	Utilities - 6.1%
752,810	Dominion Energy, Inc.		58,101,876
205,230	Duke Energy Corp.		17,469,178
791,340	Eversource Energy		48,105,558
318,540	NextEra Energy, Inc.		46,535,509
427,500	Sempra Energy		48,311,775
762,240	Xcel Energy, Inc.		36,061,574

			254,585,470

	Total Common Stocks (cost $3,088,565,155)	$	4,065,512,263

	Total Long-Term Investments (cost $3,088,565,155)	$	4,065,512,263

Short-Term Investments - 2.2%
	Other Investment Pools & Funds - 2.2%
90,597,283	Morgan Stanley Institutional Liquidity Funds, Institutional Class		90,597,283

	Total Short-Term Investments (cost $90,597,283)	$	90,597,283

The Hartford Equity Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total Investments (cost $3,179,162,438)^	99.2%	$	4,156,109,546
Other Assets and Liabilities	0.8%		34,713,932

Total Net Assets	100.0%	$	4,190,823,478

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,008,361,096
Unrealized Depreciation	(31,413,988)

Net Unrealized Appreciation	$976,947,108

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford Equity Income Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$584,372,085	$584,372,085	$—	$—
Capital Goods	371,365,925	371,365,925	—	—
Consumer Durables & Apparel	52,345,323	52,345,323	—	—
Diversified Financials	152,023,066	152,023,066	—	—
Energy	473,795,759	473,795,759	—	—
Food & Staples Retailing	24,580,927	24,580,927	—	—
Food, Beverage & Tobacco	289,058,470	235,293,927	53,764,543	—
Health Care Equipment & Services	79,486,903	79,486,903	—	—
Household & Personal Products	95,276,643	95,276,643	—	—
Insurance	336,794,097	336,794,097	—	—
Materials	122,461,490	122,461,490	—	—
Pharmaceuticals, Biotechnology & Life Sciences	519,784,466	416,475,934	103,308,532	—
Retailing	83,788,945	83,788,945	—	—
Semiconductors & Semiconductor Equipment	229,187,365	229,187,365	—	—
Software & Services	124,821,247	124,821,247	—	—
Technology Hardware & Equipment	109,969,642	109,969,642	—	—
Telecommunication Services	91,656,466	91,656,466	—	—
Transportation	70,157,974	70,157,974	—	—
Utilities	254,585,470	254,585,470	—	—
Short-Term Investments	90,597,283	90,597,283	—	—

Total	$ 4,156,109,546	$3,999,036,471	$157,073,075	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount				Market Value†
Corporate Bonds - 6.1%
		Advertising - 0.1%
		Acosta, Inc.
	$5,000,000	7.75%, 10/01/2022(1)	$	3,775,000

		Agriculture - 0.1%
		Kernel Holding S.A.
	5,320,000	8.75%, 01/31/2022(1)		5,793,480

		Biotechnology - 0.2%
		Sterigenics-Nordion Topco LLC (cash)
	6,250,000	8.13%, 11/01/2021(1)(2)		6,406,250

		Coal - 0.2%
		Foresight Energy LLC / Foresight Energy Finance Corp.
	4,585,000	11.50%, 04/01/2023(1)		4,321,362
		Peabody Energy Corp.
	4,000,000	6.00%, 03/31/2022(1)		4,080,000

				8,401,362

		Commercial Banks - 2.3%
		Access Bank plc
	4,050,000	9.25%, 06/24/2021(1)(3)		4,040,685
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	6,400,000	7.00%, 02/19/2019(3)(4)(5)		7,955,138
		Banco do Brasil S.A.
	$4,000,000	9.00%, 06/18/2024(3)(4)(5)		4,148,800
		Banco Santander S.A.
EUR	4,000,000	6.25%, 03/12/2019(3)(4)(5)		4,937,035
		Barclays plc
	$5,000,000	8.25%, 12/15/2018(3)(4)		5,313,500
		Caixa Geral de Depositos S.A.
EUR	4,000,000	10.75%, 03/30/2022(3)(4)(5)		5,019,314
		Credit Agricole S.A.
	$7,600,000	6.63%, 09/23/2019(1)(3)(4)		7,975,744
	2,150,000	7.88%, 01/23/2024(1)(3)(4)		2,425,243
		Credit Suisse Group AG
	5,000,000	7.50%, 12/11/2023(1)(3)(4)		5,687,500
		CYBG plc
GBP	4,000,000	6.25%, 12/29/2049(3)(4)(5)		5,290,796
		Deutsche Bank AG
	$4,000,000	7.50%, 04/30/2025(3)(4)		4,172,480
		HSBC Holdings plc
	5,220,000	6.38%, 03/30/2025(3)(4)		5,604,975
		ING Groep N.V.
	5,000,000	6.50%, 04/16/2025(3)(4)		5,412,750
		Royal Bank of Scotland Group plc
	5,060,000	8.63%, 08/15/2021(3)(4)		5,588,163
		Societe Generale S.A.
	10,915,000	6.00%, 01/27/2020(1)(3)(4)		11,151,637
		Standard Chartered plc
	5,000,000	7.75%, 04/02/2023(1)(3)(4)		5,487,500
		UBS Group AG
	5,000,000	7.13%, 02/19/2020(3)(4)(5)		5,356,250

				95,567,510

		Commercial Services - 0.1%
		Brand Energy & Infrastructure Services, Inc.
	2,730,000	8.50%, 07/15/2025(1)		2,907,450

		Electric - 0.1%
		GenOn Energy, Inc.
	3,465,000	7.88%, 06/15/2017(6)(7)		2,330,213

		Energy-Alternate Sources - 0.1%
		Greenko Dutch B.V.
	3,825,000	5.25%, 07/24/2024(1)		3,821,175

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Entertainment - 0.1%
		Codere Finance 2 Luxembourg S.A.
	$5,750,000	7.63%, 11/01/2021(1)	$	5,692,500

		Food - 0.4%
		Iceland Bondco plc
GBP	4,251,098	4.55%, 07/15/2020(1)(3)		5,609,013
		MARB BondCo plc
	$7,835,000	7.00%, 03/15/2024(1)		7,762,918
		Marfrig Holdings Europe B.V.
	4,000,000	8.00%, 06/08/2023(5)		4,155,000

				17,526,931

		Household Products - 0.2%
		Revlon Consumer Products Corp.
	10,000,000	5.75%, 02/15/2021		8,300,000

		Iron/Steel - 0.1%
		Koks OAO Via Koks Finance DAC
	4,870,000	7.50%, 05/04/2022(1)		5,018,321

		Lodging - 0.3%
		Chester Downs & Marina LLC / Chester Downs Finance Corp.
	10,524,000	9.25%, 02/01/2020(1)		10,839,720

		Machinery - Construction & Mining - 0.1%
		BlueLine Rental Finance Corp. / BlueLine Rental LLC
	4,870,000	9.25%, 03/15/2024(1)		5,283,950

		Machinery-Diversified - 0.1%
		Cloud Crane LLC
	2,625,000	10.13%, 08/01/2024(1)		2,953,125

		Oil & Gas - 1.0%
		Denbury Resources, Inc.
	8,000,000	9.00%, 05/15/2021(1)		7,620,000
		Ensco plc
	6,000,000	4.50%, 10/01/2024		4,573,140
		KCA Deutag UK Finance plc
	3,065,000	7.25%, 05/15/2021(1)		2,865,775
		MEG Energy Corp.
	4,000,000	6.38%, 01/30/2023(1)		3,350,000
	7,230,000	6.50%, 01/15/2025(1)		6,995,025
		Nostrum Oil & Gas Finance B.V.
	5,130,000	8.00%, 07/25/2022(1)		5,157,702
		Permian Resources LLC / AEPB Finance Corp.
	8,100,000	7.81%, 08/01/2019(1)(3)		7,533,000
		Shelf Drilling Holdings Ltd.
	5,902,833	9.50%, 11/02/2020(1)		5,814,291

				43,908,933

		Pharmaceuticals - 0.2%
		Endo Finance LLC / Endo Finco, Inc.
	4,000,000	7.25%, 01/15/2022(1)		3,940,000
		Valeant Pharmaceuticals International, Inc.
	6,493,000	6.75%, 08/15/2018(1)		6,501,116

				10,441,116

		Pipelines - 0.0%
		NGPL PipeCo LLC
	1,265,000	4.38%, 08/15/2022(1)		1,301,369

		Telecommunications - 0.1%
		Liquid Telecommunications Financing plc
	5,000,000	8.50%, 07/13/2022(1)		5,101,470

		Transportation - 0.3%
		Hertz Corp.
	7,320,000	7.63%, 06/01/2022(1)		7,246,800

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Rumo Luxembourg S.a.r.l.
	$6,580,000	7.38%, 02/09/2024(1)	$	6,842,542

				14,089,342

		Total Corporate Bonds (cost $252,467,216)	$	259,459,217

Senior Floating Rate Interests - 93.5%(8)
		Advertising - 0.8%
		Acosta Holdco, Inc.
	36,690,422	4.48%, 09/26/2021	$	33,372,874

		Aerospace/Defense - 2.4%
		Fly Funding II S.a.r.l.
	7,764,246	3.43%, 02/09/2023		7,773,951
		MacDonald, Dettwiler and Associates Ltd.
	41,235,000	0.00%, 07/06/2024(9)		41,226,341
		TransDigm, Inc.
	36,132,132	4.23%, 06/09/2023		36,297,617
	14,678,726	4.26%, 05/14/2022		14,737,441

				100,035,350

		Agriculture - 0.1%
		Pinnacle Operating Corp.
	3,869,813	8.48%, 11/15/2021		3,574,740

		Airlines - 0.7%
		American Airlines, Inc.
	29,700,000	3.73%, 04/28/2023		29,833,650

		Auto Manufacturers - 0.4%
		Jaguar Holding Co.
	15,632,299	4.02%, 08/18/2022		15,733,909

		Auto Parts & Equipment - 0.5%
		USI, Inc.
	20,140,000	4.18%, 05/16/2024		20,077,163

		Beverages - 0.3%
		Jacobs Douwe Egberts International B.V.
	12,623,458	3.44%, 07/02/2022		12,660,319

		Biotechnology - 0.7%
		Sterigenics-Nordion Holdings LLC
	27,704,613	4.23%, 05/15/2022		27,692,977

		Chemicals - 0.9%
		Axalta Coating Systems U.S. Holdings, Inc.
	9,825,000	3.30%, 06/01/2024		9,862,826
		Chemours Co.
	13,742,531	3.73%, 05/12/2022		13,834,194
		Diamond (BC) B.V.
	12,905,000	0.00%, 07/12/2024(9)		12,915,711
EUR	3,075,000	0.00%, 07/25/2024(9)		3,656,422

				40,269,153

		Coal - 0.9%
		Arch Coal, Inc.
	$11,635,838	5.23%, 03/07/2024		11,726,015
		Ascent Resources - Marcellus LLC
	15,944,225	5.47%, 08/04/2020		9,752,604
	1,835,000	8.72%, 08/04/2021		130,744
		Foresight Energy LLC
	18,882,675	7.05%, 03/28/2022		18,198,178

				39,807,541

		Commercial Services - 7.4%
		Allied Universal Holdco LLC
	15,102,788	5.05%, 07/28/2022		15,116,985
		Ascend Learning LLC
	5,310,000	4.53%, 07/12/2024		5,351,471
		Brickman Group Ltd. LLC
	32,672,611	4.23%, 12/18/2020		32,807,549

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	$5,576,011	7.73%, 12/17/2021	$	5,587,609
		Brock Holdings III, Inc.
	2,898,000	11.50%, 03/16/2018		2,840,040
		Camelot UK Holdco Ltd.
	14,302,105	4.73%, 10/03/2023		14,455,853
		Capital Automotive L.P.
	3,645,000	4.24%, 03/24/2024		3,678,716
	6,570,000	7.24%, 03/24/2025		6,672,689
		Clean Harbors, Inc.
	7,540,000	3.23%, 06/27/2024		7,565,108
		Constellis Holdings LLC
	5,000,000	10.30%, 04/21/2025		4,943,750
		DigitalGlobe, Inc.
	4,577,000	3.98%, 01/15/2024		4,579,884
		KAR Auction Services, Inc.
	3,537,813	3.81%, 03/09/2023		3,558,438
		ON Assignment, Inc.
	10,109,497	3.48%, 06/03/2022		10,172,681
		PSAV Holdings LLC
	32,156,696	4.70%, 04/27/2024		32,357,676
		Quikrete Holdings, Inc.
	17,919,975	3.98%, 11/15/2023		17,976,960
		Russell Investment Group
	9,678,156	6.97%, 06/01/2023		9,793,132
		ServiceMaster Co.
	32,880,062	3.73%, 11/08/2023		33,028,022
		Team Health Holdings, Inc.
	15,950,025	3.98%, 02/06/2024		15,885,268
		Techem GmbH
EUR	12,000,000	0.00%, 07/31/2024(9)		14,321,097
		Tempo Acquisition LLC
	$39,680,000	4.23%, 05/01/2024		39,985,933
		Trans Union LLC
	17,216,225	3.73%, 04/09/2023		17,241,705
		Xerox Business Services LLC
	15,109,075	5.23%, 12/07/2023		15,282,829

				313,203,395

		Construction Materials - 0.2%
		Summit Materials Cos. I LLC
	8,597,764	3.98%, 07/17/2022		8,665,858

		Distribution/Wholesale - 1.7%
		FPC Holdings, Inc.
	4,262,944	5.30%, 11/19/2019		4,220,315
		Nexeo Solutions LLC
	16,043,281	5.02%, 06/09/2023		16,250,559
		PowerTeam Services LLC
	16,123,070	4.55%, 05/06/2020		16,062,609
	2,665,000	8.55%, 11/06/2020		2,655,006
		Univar, Inc.
	31,459,991	3.98%, 07/01/2022		31,617,291

				70,805,780

		Diversified Financial Services - 3.9%
		Accudyne Industries LLC
	4,667,277	4.23%, 12/13/2019		4,665,596
		AlixPartners LLP
	16,977,450	4.30%, 04/04/2024		17,102,065
		Chemours Co.
EUR	6,947,588	3.00%, 05/12/2022		8,282,129
		Constellis Holdings LLC
	$10,000,000	6.30%, 04/21/2024		9,887,500
		EVO Payments International LLC
	15,127,088	6.24%, 12/22/2023		15,268,980
	2,150,000	10.24%, 11/15/2024		2,160,750

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Focus Financial Partners LLC
	$4,655,000	4.55%, 07/03/2024	$	4,701,550
		Fortress Investment Group LLC
	11,480,000	1.38%, 06/14/2022		11,616,382
		NAB Holdings LLC
	8,880,000	4.80%, 07/01/2024		8,913,300
		NFP Corp.
	5,295,125	4.80%, 01/08/2024		5,322,713
		NN, Inc.
	4,643,100	4.98%, 03/22/2021		4,637,296
		RP Crown Parent LLC
	13,477,275	4.73%, 10/12/2023		13,628,894
		SAM Finance Lux S.a.r.l.
	23,589,186	4.50%, 12/17/2020		23,707,132
EUR	7,563,092	4.50%, 12/17/2020		9,020,340
		Telenet Financing USD LLC
	$26,405,000	3.98%, 06/30/2025		26,537,025

				165,451,652

		Electric - 4.5%
		AES Corp.
	20,955,000	3.19%, 05/24/2022		20,897,374
		Calpine Construction Finance Co., L.P.
	11,349,008	3.49%, 05/03/2020		11,339,588
	32,413,312	3.74%, 01/31/2022		32,352,699
		Calpine Corp.
	9,000,000	2.99%, 11/30/2017		9,014,040
	27,561,600	4.05%, 05/31/2023		27,649,521
		Chief Exploration & Development LLC
	13,650,000	7.93%, 05/16/2021		13,263,295
		Dynegy, Inc.
	18,274,200	4.48%, 02/07/2024		18,358,079
		ExGen Texas Power LLC
	10,686,553	6.05%, 09/16/2021		6,931,405
		Helix Gen Funding LLC
	10,715,000	4.96%, 06/02/2024		10,811,435
		NRG Energy, Inc.
	20,295,000	3.55%, 06/30/2023		20,346,752
		Pike Corp.
	4,279,275	4.99%, 03/10/2024		4,338,115
	910,000	9.24%, 09/02/2024		921,375
		Seadrill Partners Finco LLC
	9,547,937	4.30%, 02/21/2021		6,524,392
		Vistra Operations Co. LLC
	7,057,069	4.48%, 12/14/2023		7,108,374

				189,856,444

		Electronics - 0.1%
		Ceridian LLC
	5,456,174	4.73%, 09/15/2020		5,456,174

		Energy-Alternate Sources - 1.3%
		MEG Energy Corp.
	29,146,614	4.73%, 12/31/2023		28,982,810
		TEX Operations Co. LLC
	4,821,368	3.98%, 08/04/2023		4,834,626
	21,023,609	3.98%, 08/04/2023		21,081,424

				54,898,860

		Engineering & Construction - 0.8%
		Brand Energy & Infrastructure Services, Inc.
	34,970,000	5.51%, 06/21/2024		35,232,275

		Entertainment - 1.6%
		CityCenter Holdings LLC
	10,909,129	3.73%, 04/18/2024		10,950,038
		Eldorado Resorts LLC
	34,802,775	3.56%, 04/17/2024		34,715,768

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Scientific Games International, Inc.
$24,514,059	5.23%, 10/01/2021	$	24,537,103

			70,202,909

	Environmental Control - 0.4%
	Advanced Disposal Services, Inc.
11,461,435	3.94%, 11/10/2023		11,549,230
	HD Supply Waterworks Ltd.
4,155,000	0.00%, 08/01/2024(9)		4,179,680

			15,728,910

	Food - 3.3%
	Albertsons LLC
31,260,435	3.98%, 08/25/2021		31,162,903
	Hostess Brands LLC
16,949,847	3.73%, 08/03/2022		17,092,056
	JBS USA LLC
59,256,488	3.80%, 10/30/2022		58,719,624
	Post Holdings, Inc.
34,685,000	3.49%, 05/24/2024		34,825,821

			141,800,404

	Food Service - 0.2%
	Hearthside Group Holdings LLC
8,734,024	4.23%, 06/02/2021		8,763,108

	Healthcare-Products - 2.9%
	Alere, Inc.
33,338,223	4.49%, 06/18/2022		33,374,562
	American Renal Holdings, Inc.
6,603,992	0.00%, 06/14/2024(9)		6,565,491
	Immucor, Inc.
5,535,638	0.00%, 08/17/2018		5,607,158
	INC Research LLC
21,665,000	0.00%, 06/27/2024(9)		21,818,388
	Kinetic Concepts, Inc.
26,395,000	4.55%, 02/02/2024		26,469,170
	Revlon Consumer Products Corp.
34,408,286	4.73%, 09/07/2023		31,034,209

			124,868,978

	Healthcare-Services - 5.7%
	Air Medical Group Holdings, Inc.
13,607,172	4.48%, 04/28/2022		13,318,020
	CDRH Parent, Inc.
7,533,668	5.32%, 07/01/2021		5,976,685
	Community Health Systems, Inc.
15,033,562	4.21%, 01/27/2021		15,004,397
	DJO Finance LLC
13,644,189	4.48%, 06/08/2020		13,584,563
	Envision Healthcare Corp.
30,761,039	4.30%, 12/01/2023		30,934,224
	Genoa, a QoL Healthcare Co. LLC
9,671,913	4.98%, 10/28/2023		9,760,604
1,750,000	9.23%, 10/25/2024		1,755,827
	inVentiv Health, Inc.
34,869,775	4.95%, 11/09/2023		34,888,605
	MPH Acquisition Holdings LLC
29,164,126	4.30%, 06/07/2023		29,368,274
	Opal Acquisition, Inc.
24,125,922	5.30%, 11/27/2020		22,753,881
	Ortho-Clinical Diagnostics, Inc.
18,858,583	5.05%, 06/30/2021		18,923,268
	Surgery Center Holdings, Inc.
8,480,000	0.00%, 06/06/2024(9)		8,554,200
12,606,888	4.98%, 11/03/2020		12,693,623
	Teladoc, Inc.
6,070,000	8.50%, 06/17/2022		6,070,000

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	U.S. Renal Care, Inc.
$16,405,147	5.55%, 12/31/2022	$	16,090,661
5,000,000	9.30%, 12/31/2023		4,850,000

			244,526,832

	Home Furnishings - 0.2%
	Hillman Group, Inc.
9,200,081	4.80%, 06/30/2021		9,242,217

	Household Products - 0.1%
	Prestige Brands, Inc.
5,268,227	3.98%, 01/26/2024		5,293,831

	Household Products/Wares - 0.2%
	Galleria Co.
6,875,578	4.25%, 09/29/2023		6,922,882

	Insurance - 2.8%
	Asurion LLC
10,550,000	0.00%, 07/11/2025(9)		10,810,480
9,471,020	4.23%, 11/03/2023		9,542,053
10,215,000	8.73%, 03/03/2021		10,227,769
	Evertec Group LLC
14,879,555	3.73%, 04/17/2020		14,823,756
	HUB International Ltd.
21,274,816	4.42%, 10/02/2020		21,414,379
	Sedgwick Claims Management Services, Inc.
32,436,991	3.98%, 03/01/2021		32,489,215
18,125,000	6.98%, 02/28/2022		18,306,250

			117,613,902

	Internet - 0.3%
	Lands’ End, Inc.
17,380,419	4.48%, 04/04/2021		14,425,748

	IT Services - 0.1%
	Gartner, Inc.
6,094,725	3.23%, 04/05/2024		6,136,657

	Leisure Time - 1.3%
	Aristocrat Leisure Ltd.
22,845,572	3.56%, 10/20/2021		22,929,415
	Delta 2 (LUX) S.a.r.l.
19,489,500	4.50%, 02/01/2024		19,590,455
3,618,000	8.00%, 07/29/2022		3,621,871
	Hayward Industries, Inc.
3,335,000	0.00%, 07/18/2024(9)		3,360,013
	Lindblad Expeditions, Inc.
6,860,000	5.95%, 05/08/2021		6,894,300

			56,396,054

	Lodging - 3.6%
	Caesars Entertainment Operating Co.
61,970,000	0.00%, 03/31/2024(9)		62,241,429
7,414,870	8.13%, 03/01/2022(6)		9,429,268
	Caesars Entertainment Resort Properties LLC
35,964,410	4.73%, 10/11/2020		36,279,099
	Caesars Growth Properties Holdings LLC
19,293,832	4.23%, 05/08/2021		19,433,712
	Station Casinos LLC
25,816,038	3.73%, 06/08/2023		25,850,889

			153,234,397

	Machinery-Construction & Mining - 0.6%
	American Rock Salt Holdings LLC
8,023,105	4.98%, 05/20/2021		8,023,105
	Neff Rental LLC
15,788,705	7.66%, 06/09/2021		15,854,544

			23,877,649

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Machinery-Diversified - 1.2%
		Gardner Denver, Inc.
	$15,878,866	4.55%, 07/30/2020	$	15,951,591
EUR	11,372,846	4.75%, 07/30/2020		13,522,822
		Gates Global LLC
	$13,994,338	4.55%, 04/01/2024		14,092,718
		Paladin Brands Holding, Inc.
	7,819,844	7.30%, 08/16/2019		7,780,744

				51,347,875

		Media - 6.6%
		Advantage Sales & Marketing, Inc.
	13,225,223	4.55%, 07/23/2021		12,921,043
	5,130,000	7.80%, 07/25/2022		4,847,850
		Altice U.S. Finance I Corp.
	15,000,000	0.00%, 07/28/2025(9)		14,955,000
		CBS Radio, Inc.
	3,600,000	0.00%, 10/17/2023(9)		3,602,268
	6,637,867	4.73%, 10/17/2023		6,654,462
		Charter Communications Operating LLC
	994,819	3.24%, 07/01/2020		1,000,041
	9,949,622	3.24%, 01/15/2022		10,003,151
	23,695,063	3.48%, 01/15/2024		23,853,109
		CSC Holdings LLC
	22,805,499	3.48%, 07/17/2025		22,754,187
		Dex Media, Inc
	1,156,110	11.23%, 07/29/2021		1,190,793
		Mission Broadcasting, Inc.
	519,093	3.74%, 01/17/2024		523,417
		Nexstar Broadcasting, Inc.
	4,246,142	3.74%, 01/17/2024		4,281,512
		Numericable Group S.A.
EUR	2,658,338	3.00%, 07/31/2025		3,150,434
	$10,094,700	4.06%, 07/31/2025		10,069,463
		Numericable U.S. LLC
	18,613,258	4.56%, 01/14/2025		18,699,624
		Quebecor Media, Inc.
	21,126,875	3.43%, 08/17/2020		21,197,227
		Tribune Media Co.
	25,321,902	4.23%, 01/27/2024		25,391,537
		UPC Financing Partnership
	17,980,000	3.98%, 04/15/2025		18,069,900
		Virgin Media Bristol LLC
	24,518,348	3.98%, 01/31/2025		24,637,998
		Virgin Media Investment Holdings Ltd.
GBP	24,235,000	3.75%, 01/31/2026		32,108,369
		Ziggo Secured Finance Partnership
	$20,000,000	3.73%, 04/15/2025		20,025,000

				279,936,385

		Metal Fabricate/Hardware - 0.5%
		NN, Inc.
	1,989,422	5.48%, 10/19/2022		1,996,882
		Rexnord LLC
	17,433,274	4.05%, 08/21/2023		17,512,595

				19,509,477

		Miscellaneous Manufacturing - 0.4%
		Gates Global LLC
EUR	12,768,000	3.50%, 04/01/2024		15,211,649

		Oil & Gas - 4.0%
		Ameriforge Group, Inc.
	$1,291,808	7.15%, 06/08/2022		1,291,808
		BCP Raptor LLC
	12,490,000	5.51%, 06/24/2024		12,536,837
		California Resources Corp.
	35,391,335	4.23%, 10/01/2019		33,621,769

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$10,715,000	11.60%, 12/31/2021	$	11,523,983
	Chesapeake Energy Corp.
6,600,000	8.69%, 08/23/2021		7,080,150
	Drillships Ocean Ventures, Inc.
5,065,360	7.75%, 07/25/2021		4,462,582
	Energy Transfer Equity L.P.
37,381,148	3.97%, 02/02/2024		37,511,982
	Fieldwood Energy LLC
7,464,446	4.17%, 09/28/2018		7,156,538
3,500,000	8.30%, 08/31/2020		3,322,095
	KCA Deutag U.S. Finance LLC
12,564,815	6.92%, 05/15/2020		11,763,808
	Peabody Energy Corp.
8,849,439	5.73%, 03/31/2022		8,922,447
	Pinnacle Holdco S.a.r.l.
13,336,575	4.80%, 07/30/2019		11,619,491
17,500,000	Ultra Resources, Inc. 4.22%, 04/12/2024		17,565,625

			168,379,115

	Oil & Gas Services - 0.9%
	Crosby U.S. Acquisition Corp.
21,024,396	4.17%, 11/23/2020		19,100,664
	Drillships Financing Holding, Inc.
6,779,524	8.25%, 03/31/2021		4,703,294
	Pacific Drilling S.A.
4,165,378	4.75%, 06/03/2018		1,565,474
	Paragon Offshore Finance Co.
15,875,012	6.00%, 07/18/2021		5,972,973
	Utex Industries, Inc.
7,069,608	5.23%, 05/22/2021		6,312,170
3,000,000	8.48%, 05/22/2022		2,647,500

			40,302,075

	Packaging & Containers - 2.7%
	Berlin Packaging LLC
1,141,253	4.51%, 10/01/2021		1,146,959
5,313,000	7.98%, 10/01/2022		5,379,413
	Berry Plastics Group, Inc.
17,029,164	3.47%, 02/08/2020		17,096,600
2,788,013	3.72%, 01/19/2024		2,798,468
12,821,987	3.73%, 10/01/2022		12,876,480
19,546,013	Flex Acquisition Co., Inc. 4.55%, 12/29/2023		19,650,779
	Proampac PG Borrower LLC
6,455,642	5.20%, 11/18/2023		6,544,407
3,105,000	9.67%, 11/18/2024		3,153,531
34,339,077	Reynolds Group Holdings, Inc. 4.23%, 02/05/2023		34,481,241
12,791,176	Signode Industrial Group U.S., Inc. 4.01%, 05/04/2021		12,831,212

			115,959,090

	Pharmaceuticals - 1.6%
	Endo Luxembourg Finance Co. I S.a r.l.
14,805,000	5.50%, 04/29/2024		15,027,075
	Quintiles IMS, Inc.
8,656,455	3.26%, 03/07/2024		8,717,743
	Valeant Pharmaceuticals International, Inc.
43,022,426	5.98%, 04/01/2022		43,819,202

			67,564,020

	Pipelines - 0.3%
	Philadelphia Energy Solutions LLC
14,171,995	6.26%, 04/04/2018		12,683,935

	Real Estate - 1.2%
	DTZ U.S. Borrower LLC

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	$31,511,927	4.49%, 11/04/2021	$	31,669,486
	453,617	9.56%, 11/04/2022		453,617
		Realogy Corp.
	18,567,912	3.48%, 07/20/2022		18,651,468

				50,774,571

		Real Estate Investment Trusts - 1.2%
		Equinix, Inc.
EUR	15,800,400	3.25%, 01/05/2024		18,852,660
		MGM Growth Properties Operating Partnership L.P.
	$31,891,313	3.48%, 04/25/2023		32,007,078

				50,859,738

		Retail - 3.9%
		84 Lumber Co.
	3,555,000	6.98%, 10/04/2023		3,599,438
		Albertsons LLC
	5,617,656	4.29%, 12/21/2022		5,608,106
		Bass Pro Group LLC
	17,736,478	4.47%, 06/05/2020		17,708,809
	28,515,000	6.30%, 12/16/2023		27,772,469
		Coty, Inc.
	3,391,621	3.73%, 10/27/2022		3,406,476
		Harbor Freight Tools USA, Inc.
	6,440,164	4.48%, 08/18/2023		6,466,633
		HD Supply, Inc.
	8,810,116	4.05%, 08/13/2021		8,829,410
		Michaels Stores, Inc.
	16,124,367	3.98%, 01/30/2023		16,126,463
		Neiman Marcus Group Ltd. LLC
	10,331,080	4.47%, 10/25/2020		7,622,064
		Petco Animal Supplies, Inc.
	4,969,710	4.31%, 01/26/2023		4,492,270
		PetSmart, Inc.
	8,869,097	4.23%, 03/11/2022		8,377,128
		Pilot Travel Centers LLC
	6,666,500	3.23%, 05/25/2023		6,704,832
		Rite Aid Corp.
	19,330,000	5.12%, 06/21/2021		19,402,488
	7,755,000	5.99%, 08/21/2020		7,851,938
		Smart & Final Stores LLC
	5,000,000	4.77%, 11/15/2022		4,866,650
		Sports Authority, Inc.
	15,769,308	7.50%, 11/16/2017		657,107
		U.S. Foods, Inc.
	16,411,169	3.99%, 06/27/2023		16,526,211

				166,018,492

		Semiconductors - 0.3%
		Integrated Device Technology, Inc.
	4,852,838	4.23%, 03/20/2024		4,864,970
		ON Semiconductor Corp.
	8,226,520	3.48%, 03/31/2023		8,255,312

				13,120,282

		Software - 9.6%
		Almonde, Inc.
	23,710,000	4.74%, 06/13/2024		23,894,464
	3,345,000	8.46%, 06/13/2025		3,432,104
		CCC Information Services, Inc.
	12,600,000	4.24%, 04/27/2024		12,623,688
		CDW LLC
	37,951,245	3.30%, 08/17/2023		38,169,845
		Change Healthcare Holdings, Inc.
	41,645,625	3.98%, 03/01/2024		41,874,676
		Dell, Inc.
	21,033,840	3.74%, 09/07/2023		21,152,891

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Epicor Software Corp.
	$15,199,162	4.99%, 06/01/2022	$15,260,871
		First Data Corp.
	26,832,549	3.48%, 07/08/2022	26,904,461
	54,651,484	3.73%, 04/26/2024	54,944,416
		Global Payments, Inc.
	18,687,869	3.23%, 04/22/2023	18,744,680
		Go Daddy Operating Co. LLC
	21,146,282	3.73%, 02/15/2024	21,237,422
		Hyland Software, Inc.
	870,000	0.00%, 07/07/2025(9)	883,050
	9,512,548	4.48%, 07/01/2022	9,619,564
		Infor U.S., Inc.
EUR	3,714,748	3.75%, 02/01/2022	4,418,145
	$11,422,800	4.05%, 02/01/2022	11,424,856
		iPayment, Inc.
	1,765,000	7.31%, 04/06/2023	1,778,237
		MA FinanceCo LLC
	1,946,281	3.98%, 06/21/2024	1,946,885
		Peak 10, Inc.
	2,735,400	7.25%, 06/17/2021	2,743,387
	4,310,000	10.50%, 06/17/2022	4,331,550
		Quest Software U.S. Holdings, Inc.
	12,912,590	7.26%, 10/31/2022	13,119,708
		Seattle Spinco, Inc.
	13,143,719	4.03%, 06/21/2024	13,147,793
		SkillSoft Corp.
	10,000,000	0.00%, 04/28/2021(9)	9,382,100
	3,000,000	0.00%, 04/28/2022(9)	2,465,370
		SS&C Technologies, Inc.
	16,152,589	3.48%, 07/08/2022	16,240,943
		Telenet Financing USD LLC
EUR	3,300,000	3.00%, 03/31/2026	3,930,254
		WEX, Inc.
	$35,026,200	3.98%, 06/30/2023	35,386,269

			409,057,629

		Telecommunications - 6.8%
		Altice Financing S.A.
	9,975,000	0.00%, 07/15/2025(9)	9,992,456
		CommScope, Inc.
	8,866,404	3.30%, 12/29/2022	8,899,653
		Entravision Communications Corp.
	11,042,928	3.80%, 05/31/2020	11,029,124
		Level 3 Financing, Inc.
	72,352,500	3.48%, 02/22/2024	72,635,398
		LTS Buyer LLC
	27,557,024	4.55%, 04/13/2020	27,653,473
		Sprint Communications, Inc.
	76,917,225	3.75%, 02/02/2024	77,167,206
		Unitymedia Hessen GmbH & Co. KG
	14,405,000	0.00%, 09/30/2025(9)	14,371,292
		Univision Communications, Inc.
	56,449,628	3.98%, 03/15/2024	56,222,137
		Zayo Group LLC
	12,661,986	3.48%, 01/19/2024	12,708,076

			290,678,815

		Transportation - 0.3%
		Kenan Advantage Group, Inc.
	14,205,387	4.23%, 07/31/2022	14,208,938

		Trucking & Leasing - 1.1%
		Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
	8,000,000	3.48%, 09/20/2020	7,996,640

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$39,400,000	3.98%, 03/20/2022		$39,369,268

			47,365,908

	Total Senior Floating Rate Interests (cost $4,013,221,337)		$3,978,640,586

Common Stocks - 0.8%
	Energy - 0.2%
36,308	Arch Coal, Inc. Class A		2,761,950
418,220,006	KCA Deutag*(1)(10)(11)		3,763,562
389,285	Templar Energy LLC Class A*(10)(11)		1,703,121

			8,228,633

	Insurance - 0.1%
175,508	AFG Holdings, Inc.		5,001,978

	Media - 0.0%
15,581	F & W Publications, Inc.(10)(11)		—
138,305	MPM Holdings, Inc.*(10)(11)		1,867,117

			1,867,117

	Utilities - 0.5%
70,000,000	TCEH Corp.*(10)(11)		70
1,167,128	Vistra Energy Corp.		19,175,913

			19,175,983

	Total Common Stocks (cost $42,627,138)		$34,273,711

Exchange Traded Funds - 1.5%
	Other Investment Pools & Funds - 1.5%
682,700	Alerian MLP ETF		8,192,400
94,800	iShares 1-3 Year Credit Bond ETF		10,002,348
329,100	iShares U.S. Preferred Stock ETF		12,917,175
454,500	PowerShares Senior Loan Portfolio		10,576,215
201,100	PowerShares Variable Rate Preferred Portfolio		5,278,875
159,200	SPDR Blackstone / GSO Senior Loan ETF		7,576,328
269,700	SPDR Bloomberg Barclays Short Term High Yield Bond ETF		7,562,388

			62,105,729

	Total Exchange Traded Funds (cost $61,827,255)		$62,105,729

	Total Long-Term Investments (cost $4,370,142,946)		$4,334,479,243

Short-Term Investments - 3.9%
	Other Investment Pools & Funds - 3.9%
164,771,308	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		164,771,308

	Total Short-Term Investments (cost $164,771,308)		$164,771,308

	Total Investments (cost $4,534,914,254)^	105.8%	$4,499,250,551
	Other Assets and Liabilities	(5.8)%	(245,751,069)

	Total Net Assets	100.0%	$4,253,499,482

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Unrealized Appreciation	$48,623,206
Unrealized Depreciation	(84,286,909)

Net Unrealized Depreciation	$(35,663,703)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $185,065,225, which represented 4.4% of total net assets.
(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $36,862,333, which represented 0.9% of total net assets.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2017.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $7,333,870, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(11)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost

06/2010	15,581	F & W Publications, Inc.	$	1,558
03/2011	418,220,006	KCA Deutag		5,667,718
10/2014	138,305	MPM Holdings, Inc.		4,993,987
10/2016	70,000,000	TCEH Corp.		—
09/2016	389,285	Templar Energy LLC Class A		3,333,177

			$	13,996,440

At July 31, 2017, the aggregate value of these securities was $7,333,870, which represents 0.2% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

EUR	Sell	08/31/17	JPM	$3,594,619	$3,637,095	$(42,476)
EUR	Sell	08/31/17	BCLY	14,109,432	14,230,565	(121,133)
EUR	Sell	08/31/17	DEUT	93,910,478	95,619,909	(1,709,431)
GBP	Sell	08/31/17	DEUT	42,224,611	42,719,686	(495,075)

Total						$(2,368,115)

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$259,459,217	$—	$259,459,217	$—
Senior Floating Rate Interests	3,978,640,586	—	3,978,640,586	—
Common Stocks
Energy	8,228,633	2,761,950	—	5,466,683
Insurance	5,001,978	5,001,978	—	—
Media	1,867,117	—	—	1,867,117
Utilities	19,175,983	19,175,913	—	70
Exchange Traded Funds	62,105,729	62,105,729	—	—
Short-Term Investments	164,771,308	164,771,308	—	—

Total	$4,499,250,551	$253,816,878	$4,238,099,803	$7,333,870

Liabilities
Foreign Currency Contracts(2)	$(2,368,115)	$—	$(2,368,115)	$—

Total	$(2,368,115)	$—	$(2,368,115)	$—

(1)	For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $1,168,538 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount				Market Value†
Corporate Bonds - 8.0%
		Advertising - 0.1%
	$1,000,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$	755,000

		Agriculture - 0.3%
	1,206,000	Kernel Holding S.A. 8.75%, 01/31/2022(1)		1,313,334

		Biotechnology - 0.2%
	1,250,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(2)		1,281,250

		Coal - 0.2%
	915,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)		862,387

		Commercial Banks - 2.4%
	625,000	Access Bank plc 9.25%, 06/24/2021(1)(3)		623,563
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	800,000	7.00%, 02/19/2019(3)(4)(5)		994,392
	$600,000	9.00%, 05/09/2018(3)(4)(5)		626,054
	600,000	Banco do Brasil S.A. 9.00%, 06/18/2024(3)(4)(5)		622,320
EUR	400,000	Banco Santander S.A. 6.25%, 03/12/2019(3)(4)(5)		493,703
	1,000,000	Caixa Geral de Depositos S.A. 10.75%, 03/30/2022(3)(4)(5)		1,254,828
	$2,085,000	Credit Agricole S.A. 7.88%, 01/23/2024(1)(3)(4)		2,351,922
GBP	500,000	CYBG plc 6.25%, 12/29/2049(3)(4)(5)		661,350
	$800,000	Deutsche Bank AG 7.50%, 04/30/2025(3)(4)		834,496
	800,000	Royal Bank of Scotland Group plc 8.63%, 08/15/2021(3)(4)		883,504
	1,970,000	Societe Generale S.A. 6.00%, 01/27/2020(1)(3)(4)		2,012,710
	1,000,000	Standard Chartered plc 7.75%, 04/02/2023(1)(3)(4)		1,097,500

				12,456,342

		Commercial Services - 0.1%
	630,000	Brand Energy & Infrastructure Services, Inc. 8.50%, 07/15/2025(1)		670,950

		Electric - 0.1%
	865,000	GenOn Energy, Inc. 7.88%, 06/15/2017(6)		581,713

		Energy-Alternate Sources - 0.1%
	545,000	Greenko Dutch B.V. 5.25%, 07/24/2024(1)		544,455

		Entertainment - 0.2%
	1,250,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)		1,237,500

		Food - 0.6%
GBP	645,897	Iceland Bondco plc 4.55%, 07/15/2020(1)(3)		852,214
	$1,115,000	MARB BondCo plc 7.00%, 03/15/2024(1)		1,104,742
	1,000,000	Marfrig Holdings Europe B.V. 8.00%, 06/08/2023(5)		1,038,750

				2,995,706

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Household Products - 0.3%
$	2,000,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021	$	1,660,000

		Iron/Steel - 0.2%
	975,000	Koks OAO Via Koks Finance DAC 7.50%, 05/04/2022(1)		1,004,695

		Lodging - 0.4%
	2,005,000	Chester Downs & Marina LLC / Chester Downs Finance Corp. 9.25%, 02/01/2020(1)		2,065,150

		Machinery - Construction & Mining - 0.2%
	720,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)		781,200

		Machinery-Diversified - 0.1%
	375,000	Cloud Crane LLC 10.13%, 08/01/2024(1)		421,875

		Oil & Gas - 1.2%
	1,500,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)		1,428,750
	1,000,000	Ensco plc 4.50%, 10/01/2024		762,190
	485,000	KCA Deutag UK Finance plc 7.25%, 05/15/2021(1)		453,475
		MEG Energy Corp.
	500,000	6.38%, 01/30/2023(1)		418,750
	946,000	6.50%, 01/15/2025(1)		915,255
	855,000	Nostrum Oil & Gas Finance B.V. 8.00%, 07/25/2022(1)		859,617
	1,000,000	Permian Resources LLC / AEPB Finance Corp. 7.81%, 08/01/2019(1)(3)		930,000
	716,572	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(1)		705,823

				6,473,860

		Pharmaceuticals - 0.5%
	1,000,000	Endo Finance LLC / Endo Finco, Inc. 7.25%, 01/15/2022(1)		985,000
	1,437,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018(1)		1,438,796

				2,423,796

		Pipelines - 0.1%
	460,000	NGPL PipeCo LLC 4.38%, 08/15/2022(1)		473,225

		Telecommunications - 0.2%
	1,000,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(1)		1,020,294

		Transportation - 0.5%
	1,465,000	Hertz Corp. 7.63%, 06/01/2022(1)		1,450,350
	1,056,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(1)		1,098,134

				2,548,484

		Total Corporate Bonds (cost $40,590,423)		$41,571,216

Senior Floating Rate Interests - 92.5%(7)
		Advertising - 0.5%
	2,966,049	Acosta Holdco, Inc. 4.48%, 09/26/2021		$2,697,859

		Aerospace/Defense - 2.0%
	4,975,000	MacDonald, Dettwiler and Associates Ltd. 0.00%, 07/06/2024(8)		4,973,955

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	5,100,237	TransDigm, Inc. 4.23%, 06/09/2023	$	5,123,596

				10,097,551

		Agriculture - 0.1%
	309,230	Pinnacle Operating Corp. 8.48%, 11/15/2021		285,651

		Auto Manufacturers - 0.3%
	1,758,396	Jaguar Holding Co. 4.02%, 08/18/2022		1,769,826

		Auto Parts & Equipment - 0.4%
	2,285,000	USI, Inc. 4.18%, 05/16/2024		2,277,871

		Beverages - 0.3%
	1,517,418	Jacobs Douwe Egberts International B.V. 3.44%, 07/02/2022		1,521,849

		Biotechnology - 1.2%
	6,204,250	Sterigenics-Nordion Holdings LLC 4.23%, 05/15/2022		6,201,644

		Chemicals - 1.1%
	1,830,000	Axalta Coating Systems U.S. Holdings, Inc. 3.30%, 06/01/2024		1,837,045
	1,347,584	Chemours Co. 3.73%, 05/12/2022		1,356,573
		Diamond (BC) B.V.
	1,560,000	0.00%, 07/12/2024(8)		1,561,295
EUR	745,000	0.00%, 07/25/2024(8)		885,865

				5,640,778

		Coal - 1.2%
$	1,660,838	Arch Coal, Inc. 5.23%, 03/07/2024		1,673,709
		Ascent Resources - Marcellus LLC
	1,473,518	5.47%, 08/04/2020		901,307
	430,000	8.72%, 08/04/2021		30,637
	3,595,988	Foresight Energy LLC 7.05%, 03/28/2022		3,465,633

				6,071,286

		Commercial Services - 6.9%
	1,864,099	Allied Universal Holdco LLC 5.05%, 07/28/2022		1,865,851
	645,000	Ascend Learning LLC 4.53%, 07/12/2024		650,037
		Brickman Group Ltd. LLC
	3,333,852	4.23%, 12/18/2020		3,347,620
	1,679,213	7.73%, 12/17/2021		1,682,706
	402,000	Brock Holdings III, Inc. 11.50%, 03/16/2018		393,960
	1,652,533	Camelot UK Holdco Ltd. 4.73%, 10/03/2023		1,670,298
		Capital Automotive L.P.
	405,000	4.24%, 03/24/2024		408,746
	730,000	7.24%, 03/24/2025		741,410
	1,500,000	Constellis Holdings LLC 10.30%, 04/21/2025		1,483,125
	885,550	DigitalGlobe, Inc. 3.98%, 01/15/2024		886,108
	392,227	KAR Auction Services, Inc. 3.81%, 03/09/2023		394,514
	3,692,772	PSAV Holdings LLC 4.70%, 04/27/2024		3,715,852
	2,300,944	Quikrete Holdings, Inc. 3.98%, 11/15/2023		2,308,261

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	870,890	Russell Investment Group 6.97%, 06/01/2023	$	881,236
	1,889,060	ServiceMaster Co. 3.73%, 11/08/2023		1,897,561
	1,386,525	Team Health Holdings, Inc. 3.98%, 02/06/2024		1,380,896
EUR	2,000,000	Techem GmbH 0.00%, 07/31/2024(8)		2,386,849
$	4,460,000	Tempo Acquisition LLC 4.23%, 05/01/2024		4,494,387
	1,447,533	Trans Union LLC 3.73%, 04/09/2023		1,449,675
	3,781,000	Xerox Business Services LLC 5.23%, 12/07/2023		3,824,482

				35,863,574

		Distribution/Wholesale - 1.0%
	851,422	Nexeo Solutions LLC 5.02%, 06/09/2023		862,422
		PowerTeam Services LLC
	431,989	4.55%, 05/06/2020		430,368
	665,000	8.55%, 11/06/2020		662,506
	3,160,271	Univar, Inc. 3.98%, 07/01/2022		3,176,073

				5,131,369

		Diversified Financial Services - 3.6%
	581,564	Accudyne Industries LLC 4.23%, 12/13/2019		581,354
	1,900,238	AlixPartners LLP 4.30%, 04/04/2024		1,914,185
EUR	2,528,663	Chemours Co. 3.00%, 05/12/2022		3,014,386
$	2,000,000	Constellis Holdings LLC 6.30%, 04/21/2024		1,977,500
		EVO Payments International LLC
	1,211,963	6.24%, 12/22/2023		1,223,331
	205,000	10.24%, 11/15/2024		206,025
	775,000	Focus Financial Partners LLC 4.55%, 07/03/2024		782,750
	1,915,000	Fortress Investment Group LLC 1.38%, 06/14/2022		1,937,750
	1,065,000	NAB Holdings LLC 4.80%, 07/01/2024		1,068,994
	533,075	NFP Corp. 4.80%, 01/08/2024		535,852
	663,300	NN, Inc. 4.98%, 03/22/2021		662,471
	1,164,150	RP Crown Parent LLC 4.73%, 10/12/2023		1,177,247
	3,770,000	Telenet Financing USD LLC 3.98%, 06/30/2025		3,788,850

				18,870,695

		Electric - 3.4%
	1,995,000	AES Corp. 3.19%, 05/24/2022		1,989,514
	1,909,091	Calpine Corp. 2.99%, 11/30/2017		1,912,069
	915,000	Chief Exploration & Development LLC 7.93%, 05/16/2021		889,078
	1,995,000	Dynegy, Inc. 4.48%, 02/07/2024		2,004,157
	1,452,949	ExGen Texas Power LLC 6.05%, 09/16/2021		942,397
	3,155,000	Helix Gen Funding LLC 4.96%, 06/02/2024		3,183,395

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	3,971,222	NRG Energy, Inc. 3.55%, 06/30/2023	$	3,981,348
		Pike Corp.
	538,650	4.99%, 03/10/2024		546,056
	455,000	9.24%, 09/02/2024		460,688
	508,132	Seadrill Partners Finco LLC 4.30%, 02/21/2021		347,222
	1,206,444	Vistra Operations Co. LLC 4.48%, 12/14/2023		1,215,215

				17,471,139

		Electronics - 0.1%
	491,090	Ceridian LLC 4.73%, 09/15/2020		491,090

		Energy-Alternate Sources - 2.4%
	4,540,324	MEG Energy Corp. 4.73%, 12/31/2023		4,514,807
		TEX Operations Co. LLC
	1,488,281	3.98%, 08/04/2023		1,492,374
	6,510,718	3.98%, 08/04/2023		6,528,622

				12,535,803

		Engineering & Construction - 1.1%
	5,850,000	Brand Energy & Infrastructure Services, Inc. 5.51%, 06/21/2024		5,893,875

		Entertainment - 1.9%
	1,355,000	CityCenter Holdings LLC 3.73%, 04/18/2024		1,360,081
	6,553,575	Eldorado Resorts LLC 3.56%, 04/17/2024		6,537,191
	1,889,503	Scientific Games International, Inc. 5.23%, 10/01/2021		1,891,279

				9,788,551

		Environmental Control - 0.2%
	805,000	HD Supply Waterworks Ltd. 0.00%, 08/01/2024(8)		809,782

		Food - 3.0%
	2,517,104	Albertsons LLC 3.98%, 08/25/2021		2,509,251
	2,028,126	Hostess Brands LLC 3.73%, 08/03/2022		2,045,142
	7,321,650	JBS USA LLC 3.80%, 10/30/2022		7,255,316
	3,935,000	Post Holdings, Inc. 3.49%, 05/24/2024		3,950,976

				15,760,685

		Food Service - 0.2%
	954,828	Hearthside Group Holdings LLC 4.23%, 06/02/2021		958,008

		Healthcare-Products - 3.1%
	3,462,217	Alere, Inc. 4.49%, 06/18/2022		3,465,990
	548,784	American Renal Holdings, Inc. 0.00%, 06/14/2024(8)		545,585
	777,067	Immucor, Inc. 5.00%, 08/17/2018		787,107
	2,615,000	INC Research LLC 0.00%, 06/27/2024(8)		2,633,514
	3,925,000	Kinetic Concepts, Inc. 4.55%, 02/02/2024		3,936,029
	4,932,070	Revlon Consumer Products Corp. 4.73%, 09/07/2023		4,448,432

				15,816,657

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Healthcare-Services - 5.7%
$	926,785	Air Medical Group Holdings, Inc. 4.48%, 04/28/2022	$	907,091
	1,095,707	CDRH Parent, Inc. 5.32%, 07/01/2021		869,258
	2,652,552	Community Health Systems, Inc. 4.21%, 01/27/2021		2,647,406
	1,275,628	DJO Finance LLC 4.48%, 06/08/2020		1,270,054
	1,501,228	Envision Healthcare Corp. 4.30%, 12/01/2023		1,509,680
		Genoa, a QoL Healthcare Co. LLC
	1,424,238	4.98%, 10/28/2023		1,437,298
	750,000	9.23%, 10/25/2024		752,498
	4,994,900	inVentiv Health, Inc. 4.95%, 11/09/2023		4,997,597
	2,200,317	MPH Acquisition Holdings LLC 4.30%, 06/07/2023		2,215,719
	3,174,378	Opal Acquisition, Inc. 5.30%, 11/27/2020		2,993,851
	2,780,059	Ortho-Clinical Diagnostics, Inc. 5.05%, 06/30/2021		2,789,594
		Surgery Center Holdings, Inc.
	1,015,000	0.00%, 06/06/2024(8)		1,023,881
	970,136	4.98%, 11/03/2020		976,810
	1,070,000	Teladoc, Inc. 8.50%, 06/17/2022		1,070,000
		U.S. Renal Care, Inc.
	1,715,431	5.55%, 12/31/2022		1,682,546
	2,500,000	9.30%, 12/31/2023		2,425,000

				29,568,283

		Home Furnishings - 0.2%
	967,268	Hillman Group, Inc. 4.80%, 06/30/2021		971,698

		Household Products - 0.2%
	809,082	Prestige Brands, Inc. 3.98%, 01/26/2024		813,014

		Insurance - 2.6%
		Asurion LLC
	295,000	0.00%, 11/03/2023(8)		297,212
	1,270,000	0.00%, 07/11/2025(8)		1,301,356
	1,430,000	8.73%, 03/03/2021		1,431,787
	1,966,555	Evertec Group LLC 3.73%, 04/17/2020		1,959,180
	2,033,705	HUB International Ltd. 4.42%, 10/02/2020		2,047,046
		Sedgwick Claims Management Services, Inc.
	1,984,615	3.98%, 03/01/2021		1,987,811
	1,984,962	4.55%, 03/01/2021		1,993,657
	2,500,000	6.98%, 02/28/2022		2,525,000

				13,543,049

		Internet - 0.2%
	1,276,937	Lands’ End, Inc. 4.48%, 04/04/2021		1,059,858

		IT Services - 0.2%
	1,216,950	Gartner, Inc. 3.23%, 04/05/2024		1,225,323

		Leisure Time - 1.1%
	2,017,527	Aristocrat Leisure Ltd. 3.56%, 10/20/2021		2,024,932
		Delta 2 (LUX) S.a.r.l.
	1,562,063	4.50%, 02/01/2024		1,570,154
	421,500	8.00%, 07/29/2022		421,951

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	555,000	Hayward Industries, Inc. 0.00%, 07/18/2024(8)	$559,162
	980,000	Lindblad Expeditions, Inc. 5.95%, 05/08/2021	984,900

			5,561,099

		Lodging - 6.1%
	19,040,000	Caesars Entertainment Operating Co. 0.00%, 03/31/2024(8)	19,123,395
	5,012,324	Caesars Entertainment Resort Properties LLC 4.73%, 10/11/2020	5,056,182
	2,929,765	Caesars Growth Properties Holdings LLC 4.23%, 05/08/2021	2,951,006
	4,607,744	Station Casinos LLC 3.73%, 06/08/2023	4,613,964

			31,744,547

		Machinery-Construction & Mining - 0.6%
	316,621	American Rock Salt Holdings LLC 4.98%, 05/20/2021	316,621
	2,613,732	Neff Rental LLC 7.66%, 06/09/2021	2,624,631

			2,941,252

		Machinery-Diversified - 1.3%
	3,380,113	Gardner Denver, Inc. 4.55%, 07/30/2020	3,395,594
	2,527,079	Gates Global LLC 4.55%, 04/01/2024	2,544,845
	854,655	Paladin Brands Holding, Inc. 7.30%, 08/16/2019	850,382

			6,790,821

		Media - 7.4%
		Advantage Sales & Marketing, Inc.
	1,097,573	4.55%, 07/23/2021	1,072,329
	570,000	7.80%, 07/25/2022	538,650
	3,500,000	Altice U.S. Finance I Corp. 0.00%, 07/28/2025(8)	3,489,500
		CBS Radio, Inc.
	900,000	0.00%, 10/17/2023(8)	900,567
	743,045	4.73%, 10/17/2023	744,902
		Charter Communications Operating LLC
	497,409	3.24%, 07/01/2020	500,021
	2,962,500	3.48%, 01/15/2024	2,982,260
	2,057,188	CSC Holdings LLC 3.48%, 07/17/2025	2,052,559
	41,151	Mission Broadcasting, Inc. 3.74%, 01/17/2024	41,494
	336,610	Nexstar Broadcasting, Inc. 3.74%, 01/17/2024	339,414
		Numericable Group S.A.
EUR	1,331,663	3.00%, 07/31/2025	1,578,172
$	1,835,400	4.06%, 07/31/2025	1,830,812
	2,353,218	Numericable U.S. LLC 4.56%, 01/14/2025	2,364,136
	3,224,074	Tribune Media Co. 4.23%, 01/27/2024	3,232,940
	2,005,000	UPC Financing Partnership 3.98%, 04/15/2025	2,015,025
	7,855,000	Virgin Media Bristol LLC 3.98%, 01/31/2025	7,893,332
GBP	2,765,000	Virgin Media Investment Holdings Ltd. 3.75%, 01/31/2026	3,663,282
$	3,000,000	Ziggo Secured Finance Partnership 3.73%, 04/15/2025	3,003,750

			38,243,145

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Metal Fabricate/Hardware - 0.1%
$	497,355	NN, Inc. 5.48%, 10/19/2022	$	499,220

		Miscellaneous Manufacturing - 0.7%
EUR	3,192,000	Gates Global LLC 3.50%, 04/01/2024		3,802,912

		Oil & Gas - 3.4%
$	256,244	Ameriforge Group, Inc. 7.15%, 06/08/2022		256,244
	1,350,000	BCP Raptor LLC 5.51%, 06/24/2024		1,355,062
		California Resources Corp.
	3,864,359	4.23%, 10/01/2019		3,671,141
	715,000	11.60%, 12/31/2021		768,982
	625,000	Chesapeake Energy Corp. 8.69%, 08/23/2021		670,469
	298,555	Drillships Ocean Ventures, Inc. 7.75%, 07/25/2021		263,027
	4,945,000	Energy Transfer Equity L.P. 3.97%, 02/02/2024		4,962,307
	750,000	Fieldwood Energy LLC 8.30%, 08/31/2020		711,878
	792,251	KCA Deutag U.S. Finance LLC 6.92%, 05/15/2020		741,745
	982,338	Peabody Energy Corp. 5.73%, 03/31/2022		990,442
	952,613	Pinnacle Holdco S.a.r.l. 4.80%, 07/30/2019		829,964
	2,500,000	Ultra Resources, Inc. 4.22%, 04/12/2024		2,509,375

				17,730,636

		Oil & Gas Services - 0.9%
	2,747,296	Crosby U.S. Acquisition Corp. 4.17%, 11/23/2020		2,495,918
	285,068	Drillships Financing Holding, Inc. 8.25%, 03/31/2021		197,766
	2,654,900	Paragon Offshore Finance Co. 6.00%, 07/18/2021		998,906
		Utex Industries, Inc.
	470,916	5.23%, 05/22/2021		420,462
	750,000	8.48%, 05/22/2022		661,875

				4,774,927

		Packaging & Containers - 2.2%
		Berlin Packaging LLC
	282,832	4.51%, 10/01/2021		284,246
	1,976,143	7.98%, 10/01/2022		2,000,845
		Berry Plastics Group, Inc.
	698,250	3.72%, 01/19/2024		700,869
	1,424,665	3.73%, 10/01/2022		1,430,720
	1,955,100	Flex Acquisition Co., Inc. 4.55%, 12/29/2023		1,965,579
		Proampac PG Borrower LLC
	796,773	5.20%, 11/18/2023		807,729
	970,000	9.67%, 11/18/2024		985,161
	2,401,880	Reynolds Group Holdings, Inc. 4.23%, 02/05/2023		2,411,824
	980,500	Signode Industrial Group U.S., Inc. 4.01%, 05/04/2021		983,569

				11,570,542

		Pharmaceuticals - 1.7%
	1,775,000	Endo Luxembourg Finance Co. I S.a r.l. 5.50%, 04/29/2024		1,801,625

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	6,981,399	Valeant Pharmaceuticals International, Inc. 5.98%, 04/01/2022	$	7,110,694

				8,912,319

		Real Estate - 0.9%
		DTZ U.S. Borrower LLC
	4,635,753	4.49%, 11/04/2021		4,658,932
	95,745	9.56%, 11/04/2022		95,745

				4,754,677

		Real Estate Investment Trusts - 1.0%
EUR	1,556,100	Equinix, Inc. 3.25%, 01/05/2024		1,856,701
$	3,288,375	MGM Growth Properties Operating Partnership L.P. 3.48%, 04/25/2023		3,300,312

				5,157,013

		Retail - 2.0%
	395,000	84 Lumber Co. 6.98%, 10/04/2023		399,937
	1,741,870	Albertsons LLC 4.29%, 12/21/2022		1,738,909
		Bass Pro Group LLC
	1,530,926	4.47%, 06/05/2020		1,528,538
	2,375,000	6.30%, 12/16/2023		2,313,155
	563,456	Harbor Freight Tools USA, Inc. 4.48%, 08/18/2023		565,772
	707,957	Neiman Marcus Group Ltd. LLC 4.47%, 10/25/2020		522,317
	644,828	Petco Animal Supplies, Inc. 4.31%, 01/26/2023		582,879
	800,437	PetSmart, Inc. 4.23%, 03/11/2022		756,037
	1,293,500	Pilot Travel Centers LLC 3.23%, 05/25/2023		1,300,938
	400,000	Smart & Final Stores LLC 4.77%, 11/15/2022		389,332
	2,433,688	Sports Authority, Inc. 7.50%, 11/16/2017		101,412

				10,199,226

		Semiconductors - 0.2%
	538,650	Integrated Device Technology, Inc. 4.23%, 03/20/2024		539,997
	491,700	ON Semiconductor Corp. 3.48%, 03/31/2023		493,421

				1,033,418

		Software - 9.5%
		Almonde, Inc.
	2,670,000	4.74%, 06/13/2024		2,690,773
	345,000	8.46%, 06/13/2025		353,984
	1,205,000	CCC Information Services, Inc. 4.24%, 04/27/2024		1,207,265
	1,964,774	CDW LLC 3.30%, 08/17/2023		1,976,091
	4,239,375	Change Healthcare Holdings, Inc. 3.98%, 03/01/2024		4,262,692
	1,955,250	Dell, Inc. 3.74%, 09/07/2023		1,966,316
		First Data Corp.
	2,110,000	0.00%, 07/08/2022(8)		2,115,655
	11,856,988	3.73%, 04/26/2024		11,920,541
	2,757,639	Global Payments, Inc. 3.23%, 04/22/2023		2,766,022
	2,732,064	Go Daddy Operating Co. LLC 3.73%, 02/15/2024		2,743,839

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Hyland Software, Inc.
	$215,000	0.00%, 07/07/2025(8)	$	218,225
	1,263,625	4.48%, 07/01/2022		1,277,841
	440,000	iPayment, Inc. 7.31%, 04/06/2023		443,300
	73,518	MA FinanceCo LLC 3.98%, 06/21/2024		73,540
EUR	2,000,000	Misys Europe S.A. 4.25%, 06/13/2024		2,397,930
		Peak 10, Inc.
	$683,850	7.25%, 06/17/2021		685,847
	1,845,000	10.50%, 06/17/2022		1,854,225
	1,720,383	Quest Software U.S. Holdings, Inc. 7.26%, 10/31/2022		1,747,978
	496,482	Seattle Spinco, Inc. 4.03%, 06/21/2024		496,636
		SkillSoft Corp.
	2,000,000	0.00%, 04/28/2021(8)		1,876,420
	750,000	0.00%, 04/28/2022(8)		616,343
	1,455,655	SS&C Technologies, Inc. 3.48%, 07/08/2022		1,463,616
EUR	1,200,000	Telenet Financing USD LLC 3.00%, 03/31/2026		1,429,183
	$2,875,950	WEX, Inc. 3.98%, 06/30/2023		2,905,515

				49,489,777

		Telecommunications - 7.5%
	2,493,750	Altice Financing S.A. 0.00%, 07/15/2025(8)		2,498,114
	890,133	CommScope, Inc. 3.30%, 12/29/2022		893,471
	2,038,000	Level 3 Financing, Inc. 3.48%, 02/22/2024		2,045,968
	2,153,565	LTS Buyer LLC 4.55%, 04/13/2020		2,161,102
	18,074,700	Sprint Communications, Inc. 3.75%, 02/02/2024		18,133,443
	3,600,000	Unitymedia Hessen GmbH & Co. KG 0.00%, 09/30/2025(8)		3,591,576
	6,973,153	Univision Communications, Inc. 3.98%, 03/15/2024		6,945,052
	2,495,219	Zayo Group LLC 3.48%, 01/19/2024		2,504,302

				38,773,028

		Transportation - 0.5%
	2,731,313	Kenan Advantage Group, Inc. 4.23%, 07/31/2022		2,731,996

		Trucking & Leasing - 2.3%
		Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
	2,000,000	3.48%, 09/20/2020		1,999,160
	9,885,000	3.98%, 03/20/2022		9,877,290

				11,876,450

		Total Senior Floating Rate Interests (cost $482,468,167)	$	479,723,773

Common Stocks - 0.7%
		Energy - 0.1%
	1,984	Arch Coal, Inc. Class A		150,923
	78,609	Templar Energy LLC Class A*(9)(10)		343,915

				494,838

		Insurance - 0.2%
	34,814	AFG Holdings, Inc.		992,199

		Media - 0.2%
	69,152	MPM Holdings, Inc.*(9)(10)		933,552

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Utilities - 0.2%
4,500,000	TCEH Corp.*(9)(10)		$	4
75,030	Vistra Energy Corp.			1,232,743

				1,232,747

	Total Common Stocks (cost $5,798,811)		$	3,653,336

Exchange Traded Funds - 2.2%
	Other Investment Pools & Funds - 2.2%
117,200	Alerian MLP ETF			1,406,400
18,900	iShares 1-3 Year Credit Bond ETF			1,994,139
61,900	iShares U.S. Preferred Stock ETF			2,429,575
70,200	PowerShares Senior Loan Portfolio			1,633,554
55,500	PowerShares Variable Rate Preferred Portfolio			1,456,875
34,400	SPDR Blackstone / GSO Senior Loan ETF			1,637,096
18,100	SPDR Bloomberg Barclays Short Term High Yield Bond ETF			507,524

				11,065,163

	Total Exchange Traded Funds (cost $11,019,705)		$	11,065,163

	Total Long-Term Investments (cost $539,877,106)		$	536,013,488

Short-Term Investments - 7.2%
	Other Investment Pools & Funds - 7.2%
37,490,386	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		$	37,490,386

	Total Short-Term Investments (cost $37,490,386)		$	37,490,386

	Total Investments (cost $577,367,492)^	110.6%	$	573,503,874
	Other Assets and Liabilities	(10.6)%		(54,929,720)

	Total Net Assets	100.0%	$	518,574,154

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$	6,874,752
Unrealized Depreciation		(10,738,370)

Net Unrealized Depreciation	$	(3,863,618)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $31,157,916, which represented 6.0% of total net assets.
(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $5,691,397, which represented 1.1% of total net assets.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2017.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $1,277,471, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost
04/2014	69,152	MPM Holdings, Inc.	$	2,496,993
10/2016	4,500,000	TCEH Corp.		—
10/2016	78,609	Templar Energy LLC Class A		673,075

			$	3,170,068

At July 31, 2017, the aggregate value of these securities was $1,277,471, which represents 0.2% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	08/31/17	JPM	$870,819	$881,109	$(10,290)
EUR	Sell	08/31/17	BCLY	2,351,572	2,371,761	(20,189)
EUR	Sell	08/31/17	DEUT	16,933,282	17,241,515	(308,233)
GBP	Sell	08/31/17	DEUT	5,124,335	5,184,417	(60,082)

Total						$(398,794)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$41,571,216	$—	$41,571,216	$—
Senior Floating Rate Interests	479,723,773	—	479,723,773	—
Common Stocks
Energy	494,838	150,923	—	343,915
Insurance	992,199	992,199	—	—
Media	933,552	—	—	933,552
Utilities	1,232,747	1,232,743	—	4
Exchange Traded Funds	11,065,163	11,065,163	—	—
Short-Term Investments	37,490,386	37,490,386	—	—

Total	$573,503,874	$50,931,414	$521,294,989	$1,277,471

Liabilities
Foreign Currency Contracts(2)	$(398,794)	$—	$(398,794)	$—

Total	$(398,794)	$—	$(398,794)	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 4.8%
	Cayman Islands - 0.7%
	BlueMountain CLO Ltd.
$500,000	2.90%, 07/15/2018(1)(2)	$	502,283
250,000	4.31%, 07/20/2026(1)(2)		249,997
363,670	LCM XVII L.P. 2.65%, 10/15/2026(1)(2)		364,558
250,000	Madison Park Funding Ltd. 2.82%, 01/27/2026(1)(2)		250,058
250,000	Marine Park CLO Ltd. 2.98%, 05/18/2023(1)(2)		250,008
	Octagon Investment Partners Ltd.
250,000	2.31%, 10/25/2025(1)(2)		250,500
250,000	4.61%, 11/25/2025(1)(2)		250,457

			2,117,861

	United States - 4.1%
190,000	245 Park Avenue Trust 3.66%, 06/05/2037(1)(2)		193,984
333,831	Alternative Loan Trust 5.25%, 08/25/2035		298,061
	AmeriCredit Automobile Receivables Trust
85,000	1.53%, 07/08/2021		84,641
65,000	1.98%, 12/20/2021		65,094
65,000	2.21%, 05/10/2021		65,237
26,293	2.72%, 09/09/2019		26,341
120,000	2.86%, 12/09/2019		120,997
20,000	2.87%, 11/08/2021		20,292
95,000	2.89%, 01/10/2022		96,450
50,000	3.65%, 05/09/2022		51,178
91,516	Angel Oak Mortgage Trust LLC 2.48%, 07/25/2047(1)(2)		91,513
42,970	Banc of America Mortgage Trust 3.73%, 04/25/2034(2)		43,234
	Bayview Opportunity Master Fund Trust
104,121	3.38%, 10/25/2028(1)(2)		104,607
93,620	4.00%, 10/28/2064(1)(2)		97,586
357,242	Bear Stearns Asset Backed Securities I Trust 6.00%, 11/25/2035		376,841
	Cabela’s Credit Card Master Note Trust
180,000	1.68%, 07/15/2022(2)		180,699
125,000	2.71%, 02/17/2026(1)		126,240
175,000	Capital Auto Receivables Asset Trust 3.34%, 03/22/2021		178,308
6,411	Chrysler Capital Auto Receivables Trust 1.31%, 05/15/2019(1)		6,409
	COLT Mortgage Loan Trust
74,348	2.75%, 09/25/2046(1)(2)		75,055
99,250	3.75%, 12/26/2046(1)(2)		101,556
	Connecticut Avenue Securities
108,350	2.68%, 01/25/2029(2)		109,790
236,394	6.23%, 07/25/2025(2)		264,762
175,000	6.48%, 10/25/2023(2)		205,469
155,000	CSAIL Commercial Mortgage Trust 4.36%, 08/15/2048(2)		154,861
97,750	DB Master Finance LLC 3.98%, 02/20/2045(1)		100,229
	Fannie Mae Connecticut Avenue Securities
93,719	2.08%, 11/25/2029(2)		94,157
70,000	3.42%, 01/25/2030(2)		69,896
30,000	4.82%, 01/25/2030(2)		29,959
250,000	5.48%, 01/25/2029(2)		280,207
99,000	5.58%, 05/25/2029(2)		110,240
195,000	6.73%, 09/25/2029(2)		219,619
100,000	10.73%, 05/25/2029(2)		122,807

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$179,988	11.24%, 01/25/2029(2)	$	231,506
49,989	13.98%, 10/25/2028(2)		70,358
	First Investors Auto Owner Trust
60,000	2.65%, 11/15/2022(1)		59,998
95,000	2.91%, 01/15/2020(1)		95,391
93,866	Flagship Credit Auto Trust 1.85%, 07/15/2021(1)		93,828
112,222	Foursight Capital Automobile Receivables Trust 2.37%, 04/15/2022(1)		112,154
	FREMF Mortgage Trust
215,000	1.55%, 02/25/2020(2)		215,438
45,000	2.82%, 03/25/2045(1)(2)		44,931
40,000	3.54%, 12/25/2049(1)(2)		36,257
120,000	3.70%, 04/25/2048(1)(2)		122,286
165,000	3.81%, 06/25/2047(1)(2)		169,186
160,000	3.84%, 07/25/2049(1)(2)		163,580
60,000	3.88%, 02/25/2024(1)(2)		56,519
35,000	3.97%, 07/25/2049(1)(2)		33,772
84,000	3.98%, 02/25/2046(1)(2)		88,009
225,000	4.13%, 02/25/2046(1)(2)		230,200
	GLS Auto Receivables Trust
185,000	2.67%, 04/15/2021(1)		184,961
51,308	2.73%, 10/15/2020(1)		51,306
225,000	GM Financial Automobile Leasing Trust 1.78%, 05/20/2020		224,634
50,000	Green Tree Agency Advance Funding Trust 2.38%, 10/15/2048(1)		49,749
100,000	GS Mortgage Securities Corp. Trust 2.72%, 07/15/2032(1)(2)(3)		99,999
63,000	GS Mortgage Securities Trust 3.51%, 03/10/2050(1)(2)		53,003
75,043	GSR Mortgage Loan Trust 2.75%, 01/25/2035(2)		71,294
52,000	Hyundai Automotive Receivables Trust 2.19%, 11/15/2022		51,994
73,530	JP Morgan Mortgage Acquisition Trust 4.99%, 11/25/2036(4)		73,514
62,100	JP Morgan Mortgage Trust 3.00%, 09/25/2044(1)(2)		62,832
89,867	LSTAR Securities Investment Trust 3.23%, 04/01/2022(1)(2)		88,569
80,694	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(2)		80,979
214,000	Mortgage Repurchase Agreement Financing Trust 2.39%, 06/10/2019(1)(2)		213,663
	Nationstar HECM Loan Trust
78,463	1.97%, 05/25/2027(1)		78,405
59,410	2.01%, 08/25/2026(1)		59,286
	New Residential Mortgage Loan Trust
120,503	3.25%, 09/25/2056(1)(2)		123,107
141,022	3.75%, 05/25/2054(1)(2)		146,392
94,260	3.75%, 11/25/2056(1)(2)		97,915
201,819	4.00%, 02/25/2057(1)(2)		211,323
	NRZ Advance Receivables Trust
303,000	2.58%, 10/15/2049(1)		301,678
225,000	3.11%, 12/15/2050(1)		226,077
185,000	3.21%, 02/15/2051(1)		187,172
410,000	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 1.66%, 04/25/2035(2)		398,501
	Santander Drive Auto Receivables Trust
50,000	2.46%, 03/15/2022		50,168
65,000	2.58%, 05/16/2022		65,339
175,000	3.17%, 04/17/2023		175,918
162,000	3.53%, 08/16/2021		165,176

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	$100,000	Series RRX Trust 0.00%, 08/26/2044(1)(5)(6)	$	97,524
	9,065	Skopos Auto Receivables Trust 3.10%, 12/15/2023(1)		9,069
		SoFi Consumer Loan Program LLC
	110,000	2.50%, 05/26/2026(1)		109,810
	93,847	2.77%, 05/25/2026(1)		94,674
	80,330	3.28%, 01/26/2026(1)		81,397
	219,305	SoFi Professional Loan Program LLC 1.93%, 03/26/2040(1)(2)		220,199
	215,000	Springleaf Funding Trust 2.68%, 07/15/2030(1)		216,130
	284,087	Structured Agency Credit Risk Debt Notes 2.88%, 04/25/2024(2)		289,548
		Towd Point Mortgage Trust
	166,888	2.25%, 04/25/2056(1)(2)		166,544
	203,324	2.75%, 10/25/2056(1)(2)		203,545
	96,180	2.75%, 04/25/2057(1)(2)		97,107
	145,465	3.00%, 03/25/2054(1)(2)		147,144
	199,000	3.75%, 04/25/2055(1)(2)		204,372
	100,000	United Auto Credit Securitization Trust 2.71%, 01/10/2022(1)		99,901
	95,417	VOLT LIX LLC 3.25%, 05/25/2047(1)(4)		95,581
	112,777	VOLT LVI LLC 3.50%, 03/25/2047(1)(4)		113,954
	105,681	VOLT LVIII LLC 3.38%, 05/28/2047(1)(4)		105,905
	96,620	VOLT LX LLC 3.25%, 04/25/2059(1)(4)		96,866
	98,342	VOLT LXI LLC 3.13%, 06/25/2047(1)(4)		98,601
	115,000	Volvo Financial Equipment LLC 2.27%, 03/16/2020(1)		115,740
	195,000	Wachovia Bank Commercial Mortgage Trust 5.29%, 10/15/2044(1)(2)		176,589
	250,000	Westlake Automobile Receivables Trust 3.40%, 01/15/2021(1)		252,220

				12,675,106

		Total Asset & Commercial Mortgage Backed Securities (cost $14,618,390)	$	14,792,967

Corporate Bonds - 4.6%
		Argentina - 0.1%
	160,000	YPF S.A. 24.10%, 07/07/2020(2)(7)	$	164,800

		Austria - 0.2%
EUR	100,000	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 8.13%, 10/30/2023(7)		158,087
		Erste Group Bank AG
	$200,000	3.77%, 05/26/2025(7)		212,000
EUR	200,000	8.88%, 10/15/2021(2)(7)(8)		279,029
	100,000	Raiffeisen Bank International AG 4.50%, 02/21/2025(2)(7)		126,500

				775,616

		Belgium - 0.1%
	100,000	KBC Groep N.V. 4.76%, 03/29/2049(2)(7)(8)		124,003
	100,000	KBC Group N.V. 0.75%, 10/18/2023(7)		117,792

				241,795

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Denmark - 0.1%
	200,000	Danske Bank A/S 5.75%, 04/06/2020(2)(7)(8)	$	254,813

		France - 0.7%
	$325,000	AXA S.A. 6.46%, 12/14/2018(2)(7)(8)		335,969
	250,000	BNP Paribas S.A. 7.63%, 03/30/2021(2)(7)(8)		276,875
EUR	100,000	BPCE S.A. 1.13%, 01/18/2023(7)		120,619
		Credit Agricole S.A.
	300,000	1.88%, 12/20/2026(7)		367,486
	$225,000	4.70%, 09/29/2049(2)(7)(8)		236,124
	200,000	7.88%, 01/23/2024(2)(7)(8)		225,604
EUR	100,000	SCOR SE 3.63%, 05/27/2048(2)(7)		130,582
	$210,000	Societe Generale S.A. 6.00%, 10/27/2049(7)		214,553
EUR	100,000	Sogecap S.A. 4.13%, 02/18/2026(2)(7)(8)		129,034

				2,036,846

		Germany - 0.3%
		Deutsche Bank AG
	200,000	4.50%, 05/19/2026		265,089
	$200,000	7.50%, 04/30/2025(2)(8)		208,624
EUR	309,825	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.13%, 01/21/2023(7)		383,258

				856,971

		Guernsey - 0.2%
		Credit Suisse Group Funding Guernsey Ltd.
	175,000	1.25%, 04/14/2022(7)		212,686
	$350,000	3.13%, 12/10/2020		358,143

				570,829

		Iceland - 0.0%
EUR	120,000	Arion Banki HF 1.63%, 12/01/2021(7)		145,517

		Italy - 0.2%
		UniCredit S.p.A.
	$210,000	5.86%, 06/19/2032(1)(2)		220,152
EUR	250,000	6.10%, 12/29/2049(2)(7)(8)		309,158
	$200,000	8.00%, 06/03/2024(2)(7)(8)		212,740

				742,050

		Japan - 0.1%
	200,000	Fukoku Mutual Life Insurance Co. 6.50%, 09/19/2023(2)(7)(8)		226,746

		Luxembourg - 0.1%
	295,000	Wind Acquisition Finance S.A. 7.38%, 04/23/2021(7)		307,124

		Mauritius - 0.1%
	300,000	MTN Mauritius Investment Ltd. 4.76%, 11/11/2024(7)		289,050

		Netherlands - 0.2%
EUR	200,000	ABN Amro Bank N.V. 5.75%, 09/22/2020(2)(7)(8)		255,710
	$200,000	Demeter Investments B.V. for Swiss Re Ltd. 5.75%, 08/15/2050(2)(7)		220,000
	250,000	ING Groep N.V. 6.50%, 04/16/2025(2)(8)		270,638

				746,348

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Portugal - 0.1%
EUR	200,000	Caixa Geral de Depositos S.A. 10.75%, 03/30/2022(2)(7)(8)	$	250,966

		Spain - 0.6%
		Banco Bilbao Vizcaya Argentaria S.A.
	200,000	5.88%, 12/31/2099(2)(7)(8)		249,486
	200,000	7.00%, 02/19/2019(2)(7)(8)		248,598
$	200,000	9.00%, 05/09/2018(2)(7)(8)		208,685
EUR	200,000	Banco de Sabadell S.A. 6.50%, 05/18/2022(2)(7)(8)		241,983
	300,000	Banco Santander S.A. 6.25%, 03/12/2019(2)(7)(8)		370,278
		CaixaBank S.A.
	200,000	3.50%, 02/15/2027(2)(7)		252,539
	200,000	6.75%, 06/13/2024(2)(7)(8)		255,848

				1,827,417

		Switzerland - 0.4%
		Credit Suisse AG
$	250,000	4.28%, 01/09/2028(7)		261,709
EUR	200,000	5.75%, 09/18/2025(2)(7)		267,539
$	250,000	UBS AG 5.13%, 05/15/2024(7)		269,027
	275,000	UBS Group AG 6.88%, 08/07/2025(2)(7)(8)		301,469

				1,099,744

		United Kingdom - 0.8%
	200,000	Aviva plc 8.25%, 04/29/2049(7)		202,540
GBP	450,000	Barclays plc 3.25%, 02/12/2027(7)		620,028
		HSBC Holdings plc
$	200,000	3.60%, 05/25/2023		207,609
	275,000	3.90%, 05/25/2026		286,606
	265,000	6.88%, 06/01/2021(2)(8)		290,625
	200,000	Lloyds Banking Group plc 3.75%, 01/11/2027		203,135
GBP	150,000	Prudential plc 3.08%, 12/19/2063(7)		229,735
$	315,000	Royal Bank of Scotland Group plc 8.63%, 08/15/2021(2)(8)		347,880
	200,000	Santander UK plc 4.00%, 03/13/2024		211,847

				2,600,005

		United States - 0.3%
	125,000	Concho Resources, Inc. 5.50%, 04/01/2023		129,062
	175,000	Continental Resources, Inc. 4.90%, 06/01/2044		149,625
	350,000	Eagle Materials, Inc. 4.50%, 08/01/2026		365,750
	125,000	Matador Resources Co. 6.88%, 04/15/2023		132,500
	150,000	QEP Resources, Inc. 5.38%, 10/01/2022		147,375
	125,000	RSP Permian, Inc. 6.63%, 10/01/2022		130,625

				1,054,937

		Total Corporate Bonds (cost $13,146,916)	$	14,191,574

Foreign Government Obligations - 11.0%
		Argentina - 0.6%
ARS	8,925,000	Argentina Politica Monet 26.25%, 06/21/2020(2)		534,221

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

EUR	1,125,000	Argentine Republic Government International Bond 5.00%, 01/15/2027(7)	$	1,239,271
	115,000	Provincia de Buenos Aires 3.00%, 05/01/2020(4)(7)		134,367

				1,907,859

		Azerbaijan - 0.1%
$	275,000	Republic of Azerbaijan International Bond 4.75%, 03/18/2024(7)		279,955

		Brazil - 0.6%
BRL	5,341,736	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2022(9)		1,797,220

		Canada - 1.6%
CAD	3,200,000	Canadian Government Bond 0.50%, 03/01/2022		2,436,286
	2,709,613	Canadian Government Real Return Bond 4.25%, 12/01/2021(9)		2,538,658

				4,974,944

		Germany - 0.1%
EUR	309,627	Deutschland I/L Bond 0.10%, 04/15/2046(9)		404,217

		Greece - 0.3%
		Hellenic Republic Government Bond
	96,000,000	0.00%, 10/15/2042(6)		357,981
	225,000	3.00%, 02/24/2032(2)(7)		205,850
	325,000	3.00%, 02/24/2041(2)(7)		273,071
	225,000	3.00%, 02/24/2042(2)(7)		189,022

				1,025,924

		Iceland - 0.5%
ISK	112,400,000	Iceland Rikisbref 8.00%, 06/12/2025		1,316,655
	28,348,333	Iceland Spariskirten 3.80%, 04/14/2021(9)		287,193

				1,603,848

		India - 1.1%
		India Government Bond
INR	43,350,000	7.61%, 05/09/2030		712,595
	49,080,000	7.72%, 05/25/2025		805,026
	35,150,000	8.60%, 06/02/2028		606,217
	80,000,000	8.79%, 11/08/2021		1,349,064

				3,472,902

		Italy - 0.2%
EUR	380,764	Italy Buoni Poliennali Del Tesoro 1.25%, 09/15/2032(7)(9)		446,390

		Ivory Coast - 0.2%
$	747,875	Ivory Coast Government International Bond 5.75%, 12/31/2032(4)(7)		733,067

		Japan - 1.4%
		Japanese Government CPI Linked Bond
JPY	148,585,800	0.10%, 09/10/2023(9)		1,385,612
	316,600,000	0.10%, 09/10/2024(9)		2,968,195

				4,353,807

		Mexico - 0.9%
MXN	18,575,900	Mexican Bonos 5.75%, 03/05/2026		969,046
		Mexican Udibonos
	23,134,866	2.00%, 06/09/2022(9)		1,234,520
	9,889,744	4.00%, 11/08/2046(9)		595,801

				2,799,367

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		New Zealand - 0.3%
NZD	1,043,450	New Zealand Government Bond 2.50%, 09/20/2035(7)(9)	$	814,261

		Poland - 0.3%
PLN	3,200,000	Republic of Poland Government Bond 2.50%, 07/25/2026(9)		836,276

		Portugal - 0.8%
$	2,425,000	Portugal Government International Bond 5.13%, 10/15/2024(7)		2,483,927

		Russia - 1.1%
RUB	86,025,000	Russian Federal Bond - OFZ 6.40%, 05/27/2020		1,384,112
	130,692,245	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023		2,118,639

				3,502,751

		Spain - 0.9%
		Spain Government Bond
EUR	1,200,000	1.30%, 10/31/2026(1)(7)		1,411,919
	1,100,000	1.50%, 04/30/2027(1)(7)		1,302,715

				2,714,634

		Total Foreign Government Obligations (cost $33,862,616)	$	34,151,349

U.S. Government Agencies - 5.6%
		United States - 5.6%
		FHLMC - 2.4%
$	120,264	5.50%, 04/15/2036(10)	$	24,407
	2,475,000	3.00%, 08/01/2047(3)(11)		2,479,035
	1,500,000	4.00%, 08/01/2047(3)(11)		1,579,922
	544,207	3.50%, 03/15/2041(10)		67,581
	494,486	2.50%, 03/15/2028(10)		40,646
	2,298,022	0.25%, 06/25/2025(2)(10)		41,055
	65,277	3.50%, 06/15/2026(10)		5,089
	51,824	3.00%, 05/15/2032(10)		4,405
	1,493,494	0.28%, 11/25/2023(2)(10)		23,268
	240,533	3.43%, 02/25/2024(2)		248,590
	1,419,882	0.71%, 01/25/2024(2)(10)		57,542
	396,000	3.23%, 12/25/2028(2)		406,580
	4,377,598	0.08%, 10/25/2026(2)(10)		35,965
	1,625,000	3.50%, 08/01/2047(3)(11)		1,674,131
	255,000	4.50%, 08/01/2047(3)(11)		273,507
	33,405	4.00%, 07/15/2027(10)		3,699
	90,058	4.63%, 07/25/2023(2)		91,513
	250,000	3.18%, 05/25/2025(2)		257,838
	60,817	3.00%, 03/15/2033(10)		7,982
	69,040	4.00%, 03/15/2028(10)		7,434
	53,386	2.50%, 05/15/2028(10)		4,219
	435,000	2.21%, 01/25/2042(2)(10)		53,324
	754,561	0.61%, 03/25/2027(2)(10)		37,479
	137,543	3.43%, 03/25/2025(2)		139,390

				7,564,601

		FNMA - 1.7%
	36,471	3.00%, 01/01/2031		37,535
	60,922	3.00%, 09/25/2027(10)		5,983
	310,070	1.81%, 05/25/2046(2)(10)		15,764
	401,534	3.50%, 04/25/2027(10)		41,692
	113,536	3.50%, 10/25/2027(10)		13,252
	74,911	3.50%, 09/25/2035(10)		11,845
	84,581	3.00%, 02/25/2028(10)		7,913
	267,987	5.14%, 10/01/2024		307,788
	4,657	2.78%, 04/01/2022		4,793
	4,612	3.20%, 04/01/2022		4,818
	284,782	3.78%, 10/01/2023		303,241
	18,891	3.87%, 10/01/2025		20,322

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	13,802	4.06%, 10/01/2028	$	15,125
	10,000	3.86%, 12/01/2025		10,815
	4,920	3.97%, 05/01/2029		5,324
	128,299	3.42%, 04/01/2024		135,457
	29,036	3.89%, 05/01/2030		30,707
	9,558	3.96%, 05/01/2034		10,131
	225,000	2.50%, 08/01/2032(3)(11)		226,872
	1,250,000	3.00%, 08/01/2047(3)(11)		1,251,953
	1,050,000	3.50%, 08/01/2047(3)(11)		1,081,008
	775,000	3.00%, 08/01/2032(3)(11)		797,190
	32,211	5.46%, 05/25/2042(2)(10)		3,650
	282,633	4.50%, 02/25/2043(10)		52,369
	43,563	3.50%, 05/25/2027(10)		4,655
	97,612	3.00%, 02/25/2027(10)		8,137
	468,059	1.99%, 08/25/2044(2)(10)		23,999
	216,380	1.88%, 06/25/2055(2)(10)		12,431
	75,000	3.25%, 04/01/2027		77,500
	135,000	3.23%, 04/01/2027		139,260
	66,553	3.50%, 02/25/2031(10)		6,611
	45,000	3.17%, 03/01/2027		46,219
	20,000	3.34%, 03/01/2027		20,794
	125,000	3.09%, 03/01/2027		127,683
	70,000	3.13%, 04/01/2027		71,649
	99,856	2.85%, 06/01/2027		100,588
	195,000	2.97%, 06/01/2027		196,611

				5,231,684

		GNMA - 1.2%
	118,275	5.00%, 02/16/2040(10)		28,081
	151,321	3.50%, 10/20/2042(10)		28,854
	339,613	3.00%, 08/20/2027(10)		32,871
	253,241	3.50%, 07/20/2029(10)		30,057
	75,004	3.50%, 02/16/2030(10)		9,005
	101,740	3.50%, 05/16/2042(10)		19,778
	49,602	3.50%, 03/20/2027(10)		5,195
	92,700	5.50%, 02/16/2047(10)		22,609
	158,250	3.50%, 05/20/2043(10)		29,263
	243,172	2.50%, 05/16/2028(10)		18,267
	86,774	3.50%, 02/20/2041(10)		12,475
	100,000	4.00%, 09/01/2047(3)(11)		105,145
	351,524	3.00%, 07/20/2028(10)		29,639
	575,000	6.00%, 08/01/2047(3)(11)		647,145
	1,212,500	3.00%, 08/01/2047(3)(11)		1,230,119
	300,000	3.50%, 08/01/2047(3)(11)		311,719
	425,000	4.00%, 08/01/2047(3)(11)		447,445
	590,000	4.50%, 08/01/2047(3)(11)		626,506
	100,416	3.50%, 04/20/2042(10)		14,192
	298,791	4.00%, 04/16/2026(10)		33,053
	96,038	4.00%, 09/16/2042(10)		26,552
	72,594	6.00%, 02/20/2046(10)		17,685

				3,725,655

		SLM Student Loan Trust - 0.3%
	135,219	1.48%, 07/25/2023(2)		135,189
	177,040	1.86%, 04/27/2026(1)(2)		177,552
	147,397	1.96%, 01/25/2022(2)		146,964
	193,477	2.81%, 04/25/2023(2)		198,234
	228,724	3.01%, 07/25/2023(2)		235,166

				893,105

		Total U.S. Government Agencies (cost $17,324,127)	$	17,415,045

U.S. Government Securities - 2.4%
		United States - 2.4%
		U.S. Treasury Bonds - 1.4%
	675,519	0.75%, 02/15/2045(9)		632,013

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	2,619,606	3.38%, 04/15/2032(9)	$	3,613,660

				4,245,673

		U.S. Treasury Notes - 1.0%
	1,472,367	0.25%, 01/15/2025(9)		1,454,700
	1,651,923	0.63%, 01/15/2024(9)		1,684,730

				3,139,430

		Total U.S. Government Securities (cost $7,508,347)	$	7,385,103

Common Stocks - 60.1%
		Australia - 1.1%
	3,902	BHP Billiton plc	$	71,149
	4,167	Brambles Ltd.		30,810
	17,286	Buru Energy Ltd.*		2,904
	1,373	Caltex Australia Ltd.		34,216
	310,466	Evolution Mining Ltd.		554,748
	14,421	Galaxy Resources Ltd.*		21,241
	158,756	Genworth Mortgage Insurance Australia Ltd.		382,278
	6,248	Goodman Group REIT		39,817
	188,796	Kingsgate Consolidated Ltd.*		34,739
	160,680	Mantra Group Ltd.		387,049
	948,010	Mirabela Nickel Ltd.*(12)(13)		31,474
	14,118	Mirvac Group REIT		24,522
	21,046	New South Resources Ltd.*		25,172
	4,363	NEXTDC Ltd.*		14,319
	146,305	Northern Star Resources Ltd.		518,314
	6,894	Nufarm Ltd.		46,669
	223,267	OceanaGold Corp.		610,660
	9,851	Origin Energy Ltd.*		54,570
	15,924	Orora Ltd.		35,161
	613,532	Perseus Mining Ltd.*		155,725
	67,230	Sydney Airport		362,385
	2,793	Westfield Corp. REIT		17,172
	3,446	Woodside Petroleum Ltd.		80,535

				3,535,629

		Austria - 0.5%
	8,278	ams AG*		596,567
	507	Schoeller-Bleckmann Oilfield Equipment AG*		38,412
	3,113	Strabag SE		138,179
	888	Voestalpine AG		45,007
	35,075	Wienerberger AG		806,308

				1,624,473

		Belgium - 0.4%
	8,543	Ageas		384,595
	961	Anheuser-Busch InBev N.V. ADR		115,954
	5,734	Melexis N.V.		493,271
	1,121	Telenet Group Holding N.V.*		78,262
	1,263	UCB S.A.		91,974
	250	Umicore S.A.		20,070

				1,184,126

		Bermuda - 0.3%
	20,236	Bank of NT Butterfield & Son Ltd.		689,845
	7,177	XL Group Ltd.		318,659

				1,008,504

		Brazil - 0.1%
	14,220	BRF S.A.*		168,359
	4,500	Telefonica Brasil S.A. (Preference Shares)		67,406

				235,765

		British Virgin Islands - 0.1%
	70,939	Atlas Mara Ltd.*		187,988

		Canada - 1.1%
	496	Agnico Eagle Mines Ltd.		23,168

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

7,832	Bank of Nova Scotia	$	487,918
572	BCE, Inc.		26,849
2,976	Cameco Corp.		30,504
884	Canadian Apartment Properties REIT		22,980
5,415	Canadian Imperial Bank of Commerce		470,031
1,447	Canadian Natural Resources Ltd.		44,254
92,629	Centerra Gold, Inc.*		494,071
6,531	EcoSynthetix, Inc.*		14,406
3,299	Enbridge, Inc.		136,777
3,965	EnCana Corp.		39,912
48,742	Fairfax India Holdings Corp.*(1)		826,177
2,005	Killam Apartment Real Estate Investment Trust REIT		19,716
796	Lululemon Athletica, Inc.*		49,066
5,080	Magna International, Inc.		242,275
928	Methanex Corp.		41,110
56	PrairieSky Royalty Ltd.		1,391
5,400	Suncor Energy, Inc.		176,152
1,876	TransCanada Corp.		95,850
561	Waste Connections, Inc.		36,454

			3,279,061

	China - 1.8%
29,774	AAC Technologies Holdings, Inc.		399,974
9,235	Alibaba Group Holding Ltd. ADR*		1,430,963
112,846	China Longyuan Power Group Corp. Ltd. Class H		82,528
4,971	ENN Energy Holdings Ltd.		33,747
61,485	Gree Electric Appliances, Inc. of Zhuhai Class A		358,554
15,322	Hangzhou Hikvision Digital Technology Co., Ltd. Class A		68,246
297	Hollysys Automation Technologies Ltd.		5,694
8,434	JD.com, Inc. ADR*		380,964
100,624	Semiconductor Manufacturing International Corp.*		110,303
109,469	Sunny Optical Technology Group Co., Ltd.		1,300,924
33,365	Tencent Holdings Ltd.		1,331,729
500	Wuxi Biologics Cayman, Inc.*(1)		2,240

			5,505,866

	Croatia - 0.0%
4,042	Valamar Riviera DD		28,395

	Czech Republic - 0.1%
47,437	Moneta Money Bank AS(1)		170,946

	Denmark - 0.1%
4,706	DSV A/S		303,846
403	Genmab A/S*		91,586
581	GronlandsBANKEN A/S		57,802

			453,234

	Egypt - 0.2%
268,814	Centamin plc		589,609

	Finland - 0.2%
403	Elisa Oyj		16,591
895	Kemira Oyj		11,281
112,862	Nokia Oyj ADR		721,188
814	Tikkurila Oyj		17,374

			766,434

	France - 2.1%
1,097	Airbus SE		91,662
21,114	Alstom S.A.		756,433
10,481	Amundi S.A.(1)		810,623
412	Arkema S.A.		46,900
8,480	BNP Paribas S.A.		657,163
13,878	Cie de Saint-Gobain		770,044
3,281	Engie S.A.		52,844
527	Essilor International S.A.		66,722
1,038	JCDecaux S.A.		36,965
428	Kering		149,595

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

942	Legrand S.A.	$	65,071
726	LVMH Moet Hennessy Louis Vuitton SE		182,363
945	Remy Cointreau S.A.		108,705
1,103	Safran S.A.		104,356
8,958	Schneider Electric SE*		703,052
3,555	Television Francaise		52,016
1,273	Total S.A. ADR		64,503
163	Unibail-Rodamco SE REIT		40,767
35,744	Veolia Environnement S.A.		805,553
10,127	Vinci S.A.		906,836
4,268	Vivendi S.A.		98,650

			6,570,823

	Germany - 1.4%
1,033	adidas AG		235,931
3,054	Beiersdorf AG		335,142
1,308	Brenntag AG		74,121
672	Continental AG		151,380
1,684	Delivery Hero AG*(1)		55,221
21,457	Deutsche Wohnen AG		850,308
12,327	E.ON SE		121,948
301	HeidelbergCement AG		29,806
19,472	Infineon Technologies AG		422,859
839	Innogy SE(1)		35,238
8,870	LEG Immobilien AG		852,898
163	Puma SE		65,346
9,835	Rheinmetall AG		981,434
1,589	Volkswagen AG		249,863

			4,461,495

	Greece - 1.1%
32,252	Aegean Airlines S.A.		315,748
120,545	Ellaktor S.A.*		235,457
23,749	Frigoglass SAIC*		8,238
80,120	Grivalia Properties REIC A.E. REIT		863,100
47,385	Hellenic Exchanges - Athens Stock Exchange S.A.		298,361
69,415	Hellenic Telecommunications Organization S.A.		885,830
817,357	National Bank of Greece S.A.*		330,424
54,640	OPAP S.A.		628,717

			3,565,875

	Hong Kong - 0.5%
84,000	AIA Group Ltd.		660,703
140,712	AMVIG Holdings Ltd.		40,894
7,124	ASM Pacific Technology Ltd.		92,069
4,420	Beijing Enterprises Holdings Ltd.		23,457
22,043	Champion REIT		17,150
8,497	CK Infrastructure Holdings Ltd.		79,198
7,950	Galaxy Entertainment Group Ltd.		49,084
42,565	Guangdong Investment Ltd.		59,899
3,769	Henderson Land Development Co., Ltd.		21,784
26,204	HKT Trust & HKT Ltd. UNIT		34,354
8,261	Link REIT		67,068
1,692	Melco Resorts & Entertainment Ltd. ADR		34,178
16,745	Nine Dragons Paper Holdings Ltd.		24,914
50,055	Pacific Basin Shipping Ltd.*		10,937
18,850	Sino Biopharmaceutical Ltd.		16,641
34,557	SmarTone Telecommunications Holdings Ltd.		45,383
146,671	SUNeVision Holdings Ltd.		97,375
754,473	Tongda Group Holdings Ltd.		218,858

			1,593,946

	Iceland - 1.0%
1,218,660	Eik fasteignafelag hf*		124,052
201,534	Eimskipafelag Islands Hf		614,469
525,970	Hagar hf*		200,266
160,405	HB Grandi hf		49,568

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

72,000	Marel HF	$	256,519
632,466	N1 HF		714,322
549,029	Nyherji HF*		170,590
500,325	Reitir fasteignafelag hf		457,398
14,223,960	Siminn HF		566,752

			3,153,936

	India - 5.9%
133,469	Apollo Tyres Ltd.		554,599
14,117	Bajaj Auto Ltd.		617,874
443,347	Bank of Baroda		1,146,980
243,857	Bharat Electronics Ltd.		679,372
128,422	Bharti Infratel Ltd.		803,710
34,281	Container Corp. of India Ltd.		611,183
31,213	Dewan Housing Finance Corp. Ltd.		222,091
120,757	Gateway Distriparks Ltd.		516,265
93,132	Godrej Properties Ltd.*		758,023
134,794	ICICI Bank Ltd.		634,292
33,526	Indraprastha Gas Ltd.		615,908
32,283	InterGlobe Aviation Ltd.(1)		648,927
198,050	IRB Infrastructure Developers Ltd.		695,888
142,062	ITC Ltd.		631,257
113,153	J Kumar Infraprojects Ltd.		513,160
399,522	Jammu & Kashmir Bank Ltd.		518,343
33,686	Larsen & Toubro Ltd.		626,903
54,269	LIC Housing Finance Ltd.		583,790
580	MRF Ltd.		625,574
243,563	NTPC Ltd.		623,510
105,992	Oberoi Realty Ltd.*		637,922
157,682	PC Jeweller Ltd.		626,741
21,009	Phoenix Mills Ltd.		159,608
215,731	Power Grid Corp. of India Ltd.		750,715
4,558	SRF Ltd.		107,944
144,143	State Bank of India		701,910
95,140	Tata Motors Ltd.*		659,504
482,845	Tata Power Co., Ltd.		617,232
69,849	TVS Motor Co., Ltd.		634,315
89,936	Vakrangee Ltd.		618,443

			18,141,983

	Indonesia - 0.1%
1,427,269	Bank Tabungan Pensiunan Nasional Tbk PT		269,943
99,576	Link Net Tbk PT		37,741
213,970	Telekomunikasi Indonesia Persero Tbk PT		75,203

			382,887

	Ireland - 1.1%
48,621	Bank of Cyprus Holdings plc*		189,940
473,926	Cairn Homes plc*		878,018
21,303	CRH plc		746,249
2,260	CRH plc		79,328
472,536	Hibernia plc REIT		784,822
201,818	Irish Residential Properties plc REIT		320,143
116,756	Permanent TSB Group Holdings plc*		283,342
1,369	Smurfit Kappa Group plc		40,710
14,879	Tarsus Group plc		58,992

			3,381,544

	Israel - 0.2%
5,329	Azrieli Group Ltd.		291,196
41,281	Bezeq The Israeli Telecommunication Corp. Ltd.		61,262
47,715	Shikun & Binui Ltd.		109,719
1,493	Teva Pharmaceutical Industries Ltd. ADR		48,030
3,205	Tower Semiconductor Ltd.*		83,811

			594,018

	Italy - 0.9%
28,930	Banca Farmafactoring S.p.A.*(1)		177,401

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

5,526	Banca Generali S.p.A.	$	196,027
29,607	Beni Stabili S.p.A. SIIQ REIT		23,658
29,214	Buzzi Unicem S.p.A.		739,885
15,894	Davide Campari-Milano S.p.A.		117,494
18,244	Enel S.p.A.		104,069
65,697	FinecoBank Banca Fineco S.p.A.		575,791
9,584	Italgas S.p.A.		52,757
43,025	Leonardo S.p.A.		749,768
11,416	Saipem S.p.A.*		46,842

			2,783,692

	Japan - 6.2%
6,847	ADEKA Corp.		105,110
9,335	Aeon Delight Co., Ltd.		311,845
6,784	Alpine Electronics, Inc.		123,686
24,035	Alps Electric Co., Ltd.		653,589
4,603	Aoyama Trading Co., Ltd.		160,448
1,376	Arealink Co., Ltd.		18,151
3,268	Bandai Namco Holdings, Inc.		113,607
9,619	BML, Inc.		197,888
2,955	Bridgestone Corp.		124,321
860	Chugai Pharmaceutical Co., Ltd.		34,489
5,004	Daifuku Co., Ltd.		172,818
3,630	Daikin Industries Ltd.		384,320
1,800	Daito Trust Construction Co., Ltd.		304,242
609	Daiwa House Industry Co., Ltd.		21,243
4,461	DeNA Co., Ltd.		98,004
752	Disco Corp.		133,280
4,613	Doshisha Co., Ltd.		92,931
5,876	DTS Corp.		179,377
2,326	Eiken Chemical Co., Ltd.		77,012
2,320	Eisai Co., Ltd.		124,332
4,312	Enplas Corp.		177,455
1,018	FANUC Corp.		208,135
563	Fuji Machine Manufacturing Co., Ltd.		9,160
3,790	Fujimi, Inc.		85,531
2,601	GMO Payment Gateway, Inc.		153,425
4,815	Hakuhodo DY Holdings, Inc.		67,577
3,367	Harmonic Drive Systems, Inc.		145,438
26,266	Hazama Ando Corp.		181,249
1,754	Hikari Tsushin, Inc.		191,536
1,350	Hirata Corp.		152,775
4,223	HIS Co., Ltd.		129,844
2,400	Hitachi High-Technologies Corp.		88,341
6,081	Hitachi Transport System Ltd.		139,970
6,278	Hosiden Corp.		72,613
3,374	Inaba Denki Sangyo Co., Ltd.		132,894
8,120	Inpex Corp.		79,020
2,880	Iriso Electronics Co., Ltd.		247,877
2,376	ITOCHU Corp.		37,259
7,968	JGC Corp.		127,640
9,203	JSR Corp.		162,175
2,828	KDDI Corp.		74,933
1,059	Kenedix, Inc.		5,422
1,248	Keyence Corp.		576,469
10,893	Kinden Corp.		169,555
4,969	Kissei Pharmaceutical Co., Ltd.		128,494
10,224	LIFULL Co., Ltd.		81,638
2,740	Mabuchi Motor Co., Ltd.		144,398
6,734	Medipal Holdings Corp.		123,228
4,296	Melco Holdings, Inc.		143,823
16,869	Micronics Japan Co., Ltd.		178,649
4,769	Mimasu Semiconductor Industry Co., Ltd.		76,551
29,370	Minebea Mitsumi, Inc.		483,880
2,569	Mitsubishi Chemical Holdings Corp.		21,508
3,136	Mitsubishi Corp.		68,089

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

5,150	Mitsubishi Electric Corp.	$	79,726
10,214	Mitsubishi Heavy Industries Ltd.		40,609
44,001	Mitsubishi UFJ Financial Group, Inc.		279,147
2,075	Mitsui & Co., Ltd.		30,172
1,534	Mitsui Fudosan Co., Ltd.		35,206
6,100	MS&AD Insurance Group Holdings, Inc.		213,955
4,773	Murata Manufacturing Co., Ltd.		742,532
13,872	Nexon Co., Ltd.*		288,322
7,028	Nidec Corp.		774,410
1,397	Nintendo Co., Ltd.		474,441
6,257	Nippo Corp.		127,293
1,175	Nippon Paint Holdings Co., Ltd.		45,180
252	Nippon Shokubai Co., Ltd.		16,486
1,465	Nippon Telegraph & Telephone Corp. ADR		71,638
17,797	Nippon Television Holdings, Inc.		304,273
8,179	NSD Co., Ltd.		156,001
7,134	NTT DoCoMo, Inc.		165,666
1,600	Olympus Corp.		58,075
8,665	Ono Pharmaceutical Co., Ltd.		189,553
538	Optex Group Co., Ltd.		18,065
5,402	PAL GROUP Holdings Co., Ltd.		172,424
9,710	Rakuten, Inc.		118,609
6,466	Rohm Co., Ltd.		499,748
30,013	San-In Godo Bank Ltd.		243,774
2,342	Sankyo Co., Ltd.		76,870
3,355	Sanyo Chemical Industries Ltd.		159,327
1,212	SCREEN Holdings Co., Ltd.		81,013
15,807	SCSK Corp.		667,058
23,978	Septeni Holdings Co., Ltd.		73,304
5,857	Shikoku Electric Power Co., Inc.		70,383
494	Shin-Etsu Chemical Co., Ltd.		45,184
1,660	Shionogi & Co., Ltd.		88,628
464	SHO-BOND Holdings Co., Ltd.		24,529
491	SMC Corp.		156,092
2,758	Sony Corp.		113,311
4,215	Subaru Corp.		152,065
6,279	Sumco Corp.		101,620
3,514	Sumitomo Mitsui Trust Holdings, Inc.		129,045
3,364	Suzuki Motor Corp.		159,458
6,091	T&D Holdings, Inc.		89,853
4,206	Tachi-S Co., Ltd.		76,732
9,405	Taihei Dengyo Kaisha Ltd.		135,924
2,692	Taiheiyo Cement Corp.		10,101
16,019	Taisei Corp.		153,334
730	Takeda Pharmaceutical Co., Ltd.		38,564
31,840	Takuma Co., Ltd.		326,097
8,387	Tazmo Co., Ltd.		165,912
5,979	Tenma Corp.		120,658
2,987	Tocalo Co., Ltd.		114,129
6,887	Tokai Rika Co., Ltd.		126,462
1,758	Token Corp.		223,504
11,635	Tokio Marine Holdings, Inc.		489,290
2,290	Tokyo Electron Ltd.		322,060
6,960	Tokyo Gas Co., Ltd.		36,929
3,584	Tokyo Seimitsu Co., Ltd.		124,316
7,403	Toshiba Plant Systems & Services Corp.		120,553
5,072	Toyota Industries Corp.		272,122
4,438	TS Tech Co., Ltd.		131,532
5,616	TV Asahi Holdings Corp.		102,118
4,402	Yamato Kogyo Co., Ltd.		123,390
12,461	Yamazen Corp.		127,927
5,069	Yondoshi Holdings, Inc.		127,314
6,973	Yume No Machi Souzou Iinkai Co., Ltd.		79,416

			19,178,673

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Jersey - 0.2%
338,498	Highland Gold Mining Ltd.	$	654,673

	Kenya - 0.0%
134,725	Safaricom Ltd.		31,744

	Luxembourg - 0.1%
904	Ardagh Group S.A.		20,286
2,103	Millicom International Cellular S.A.		131,777
2,108	SES S.A.		49,597
2,657	SES S.A.		62,504

			264,164

	Malaysia - 0.1%
338,446	Inari Amertron Bhd		202,336

	Mauritius - 0.2%
64,908	MCB Group Ltd.		525,120

	Mexico - 0.0%
15,992	Alpek S.A.B. de C.V.		18,379
56,134	America Movil S.A.B. de C.V. Series L		49,599
1,446	Infraestructura Energetica Nova, S.A.B. de C.V.		8,188
3,661	Mexichem S.A.B. de C.V.		10,447

			86,613

	Netherlands - 1.0%
6,725	Akzo Nobel N.V.		608,842
377	ASML Holding N.V.		56,674
1,866	Heineken N.V.		194,716
826	IMCD Group N.V.		46,285
41,637	ING Groep N.V.		777,939
358	InterXion Holding N.V.*		17,137
3,254	Koninklijke KPN N.V.		11,800
605	Patheon N.V.*		21,151
12,314	Royal Dutch Shell plc Class A		347,765
31,197	Van Lanschot Kempen N.V.		925,676
1,190	Wolters Kluwer N.V.		52,923

			3,060,908

	New Zealand - 0.3%
73,120	Auckland International Airport Ltd.		382,271
64,788	Millennium & Copthorne Hotels New Zealand Ltd.		134,290
20,608	New Zealand Refining Co., Ltd.		38,227
68,096	Tourism Holdings Ltd.		218,880
5,699	Z Energy Ltd.		33,133

			806,801

	Norway - 0.1%
2,431	Entra ASA(1)		32,309
6,855	Statoil ASA		128,833

			161,142

	Philippines - 0.0%
160,050	Cemex Holdings Philippines, Inc.*(1)		19,285
4,460	International Container Terminal Services, Inc.		9,438
13,173	Pilipinas Shell Petroleum Corp.		17,282

			46,005

	Portugal - 0.1%
922,960	Banco Comercial Portugues S.A.*		263,081

	Singapore - 0.2%
1,156	Broadcom Ltd.		285,139
2,430	City Developments Ltd.		20,171
74,079	Genting Singapore plc		63,648
10,350	Mapletree Industrial Trust REIT		14,165
39,200	Sembcorp Marine Ltd.		48,714
28,062	Singapore Exchange Ltd.		156,623

			588,460

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	South Africa - 0.2%
38,211	AngloGold Ashanti Ltd.	$	386,048
360	Naspers Ltd. Class N		79,580
50,195	PPC Ltd.*		18,195

			483,823

	South Korea - 1.5%
4,860	DuzonBizon Co., Ltd.		151,570
1,213	Hankook Tire Co., Ltd.		67,786
5,620	Hanwha Techwin Co., Ltd.*		200,577
10,292	HizeAero Co., Ltd.*		82,958
1,192	Hyundai Motor Co.		154,311
11,525	Koh Young Technology, Inc.		660,944
6,823	Korea Aerospace Industries Ltd.		315,607
4,328	KT Corp. ADR		78,726
3,220	LIG Nex1 Co., Ltd.		235,607
894	Samsung Electronics Co., Ltd.		1,922,528
187	Samsung Electronics Co., Ltd. (Preference Shares)		322,422
8,466	SK Hynix, Inc.		497,736

			4,690,772

	Spain - 0.2%
1,259	Axiare Patrimonio SOCIMI S.A. REIT		23,511
19,450	Iberdrola S.A.		153,323
13,369	Neinor Homes SLU*(1)		308,079
110,757	Unicaja Banco S.A.*(1)		161,139

			646,052

	Sweden - 0.4%
3,642	Assa Abloy AB Class B		78,022
1,546	BillerudKorsnas AB		24,446
37,592	Cloetta AB Class B		134,560
1,363	D Carnegie & Co. AB*		19,752
523	Hufvudstaden AB Class A		9,104
6,514	Sandvik AB		102,651
12,787	Swedbank AB Class A		333,451
92,324	Telefonaktiebolaget LM Ericsson ADR		592,720

			1,294,706

	Switzerland - 0.6%
3,227	ABB Ltd. ADR		75,835
81	Flughafen Zurich AG		20,658
5,711	Julius Baer Group Ltd.*		323,283
10,069	LafargeHolcim Ltd.		601,635
1,777	Novartis AG		151,361
617	Roche Holding AG		156,205
2,773	TE Connectivity Ltd.		222,921
22,584	UBS Group AG*		392,746
9,201	Weatherford International plc*		41,036

			1,985,680

	Taiwan - 2.1%
13,340	Advanced Ceramic X Corp.		162,506
10,593	Airtac International Group		143,286
5,415	ASPEED Technology, Inc.		125,512
23,897	Catcher Technology Co., Ltd.		274,646
24,982	Chroma ATE, Inc.		78,924
3,036	Chunghwa Precision Test Tech Co., Ltd.		142,477
21,155	Delta Electronics, Inc.		112,409
119,302	E Ink Holdings, Inc.		127,547
119,025	Elite Material Co., Ltd.		588,678
6,263	Formosa Sumco Technology Corp.		18,463
61,957	Getac Technology Corp.		78,363
27,896	Globalwafers Co., Ltd.		219,607
153,724	Hota Industrial Manufacturing Co., Ltd.		703,568
48,793	Hu Lane Associate, Inc.		290,866
65,721	Kingpak Technology, Inc.		420,925
35,326	Land Mark Optoelectronics Corp.		483,909

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

2,629	Largan Precision Co., Ltd.	$	479,686
31,948	Realtek Semiconductor Corp.		119,545
8,536	Silergy Corp.		166,901
2,347	Silicon Motion Technology Corp. ADR		96,485
17,727	Sino-American Silicon Products, Inc.*		35,556
64,754	Superalloy Industrial Co., Ltd.		278,784
144,868	Taiwan Semiconductor Manufacturing Co., Ltd.		1,024,057
8,548	Voltronic Power Technology Corp.		146,578
28,442	Win Semiconductors Corp.		166,433

			6,485,711

	Thailand - 0.2%
219,503	KCE Electronics PCL		570,583
29,443	LPN Development PCL		10,264
31,700	Precious Shipping PCL*		8,859

			589,706

	United Kingdom - 2.8%
2,936	Anglo American plc*		48,566
7,870	AstraZeneca plc ADR		237,517
61,718	Babcock International Group plc		687,518
13,428	BAE Systems plc		106,535
12,490	British American Tobacco plc		776,950
41,931	BT Group plc		173,523
345	Cardtronics plc Class A*		10,799
419,106	Cobham plc		733,789
2,381	Coca-Cola European Partners plc		102,931
4,136	Compass Group plc		88,161
365	Croda International plc		17,810
3,759	Delphi Automotive plc		339,889
19,053	Glencore plc*		84,050
6,893	Grainger plc		23,917
1,104	Great Portland Estates plc REIT		8,773
800	Hikma Pharmaceuticals plc		14,892
4,409	Hunting plc*		27,287
120,296	Ibstock plc(1)		404,732
11,426	Just Eat plc*		93,589
9,318	KAZ Minerals plc*		88,257
130	Liberty Global plc LiLAC Class A*		3,344
2,470	National Grid plc		30,563
16,254	Prudential plc		396,606
82,298	QinetiQ Group plc		261,764
1,856	Rio Tinto plc		86,985
4,927	RPC Group plc		58,256
3,367	Safestore Holdings plc REIT		18,765
2,601	Severn Trent plc		76,905
4,679	Smith & Nephew plc		81,414
7,690	STERIS plc		629,427
8,924	Tritax Big Box plc REIT		17,638
3,853	UBM plc		36,790
23,700	Ultra Electronics Holdings plc		655,032
9,453	Unilever plc		539,130
12,050	Willis Towers Watson plc		1,794,004

			8,756,108

	United States - 23.3%
4,002	Abbott Laboratories		196,818
657	Acadia Healthcare Co., Inc.*		34,775
830	Acadia Realty Trust REIT		24,684
927	Accenture plc Class A		119,416
44,270	ACCO Brands Corp.*		515,746
295	Acuity Brands, Inc.		59,782
18,703	Advance Auto Parts, Inc.		2,094,923
25,995	Advanced Micro Devices, Inc.*		353,792
751	AdvanSix, Inc.*		25,143
9,717	Aetna, Inc.		1,499,430
726	AGCO Corp.		52,374

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

272,957	Alacer Gold Corp.*	$	455,384
8,915	Alexander & Baldwin, Inc.		373,806
315	Alexandria Real Estate Equities, Inc. REIT		38,194
2,885	Alkermes plc*		156,973
2,080	Alleghany Corp.*		1,275,747
645	Allegion plc		52,400
1,468	Allergan plc		370,420
925	Alliance Data Systems Corp.		223,323
1,926	Alliant Energy Corp.		78,061
771	Alnylam Pharmaceuticals, Inc.*		63,793
116	Alphabet, Inc. Class A*		109,678
1,125	Alphabet, Inc. Class C*		1,046,813
5,424	Altria Group, Inc.		352,397
654	Amazon.com, Inc.*		646,008
11,331	American Tower Corp. REIT		1,544,755
3,494	AMETEK, Inc.		215,161
1,975	Anadarko Petroleum Corp.		90,198
1,174	Andeavor		116,848
7,532	Anthem, Inc.		1,402,534
679	Apartment Investment & Management Co. Class A, REIT		30,928
3,583	Apple, Inc.		532,900
30,530	Aramark		1,216,926
1,773	Arena Pharmaceuticals, Inc.*		42,126
286,632	Argonaut Gold, Inc.*		503,488
762	Arista Networks, Inc.*		113,759
1,781	AT&T, Inc.		69,459
383	athenahealth, Inc.*		52,977
1,561	Autodesk, Inc.*		172,943
645	Automatic Data Processing, Inc.		76,697
340	AvalonBay Communities, Inc. REIT		65,399
1,924	Avangrid, Inc.		87,388
1,977	Ball Corp.		82,836
30,814	Bank of America Corp.		743,234
639	Baxter International, Inc.		38,647
666	Becton Dickinson and Co.		134,132
12,450	Belden, Inc.		895,653
7,020	Berkshire Hathaway, Inc. Class B*		1,228,289
320	Biogen, Inc.*		92,669
109,551	Bizlink Holding, Inc.		815,902
1,101	Boeing Co.		266,948
2,619	Boise Cascade Co.*		79,487
278	Boston Properties, Inc. REIT		33,613
9,017	Boston Scientific Corp.*		240,033
7,030	Bristol-Myers Squibb Co.		400,007
1,104	Brookdale Senior Living, Inc.*		15,677
501	Cabot Corp.		27,219
1,827	Cabot Oil & Gas Corp.		45,438
248	CACI International, Inc. Class A*		31,025
7,874	Capital One Financial Corp.		678,581
1,391	Cardinal Health, Inc.		107,469
397	Carlisle Cos., Inc.		38,743
485	Caterpillar, Inc.		55,266
1,434	Cavium, Inc.*		88,822
1,383	CBS Corp. Class B		91,043
775	Celanese Corp. Series A		74,532
1,860	Celgene Corp.*		251,863
11,357	Cerner Corp.*		731,050
608	Charter Communications, Inc. Class A*		238,281
2,201	Chevron Corp.		240,327
12,320	Ciena Corp.*		317,240
8,428	Cigna Corp.		1,462,764
33,585	Cisco Systems, Inc.		1,056,248
11,865	Citigroup, Inc.		812,159
1,839	Cognizant Technology Solutions Corp. Class A		127,480
11,923	Comcast Corp. Class A		482,285
2,475	ConocoPhillips		112,291

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

1,185	Constellation Brands, Inc. Class A	$	229,120
181	Coresite Realty Corp. REIT		19,653
846	Corporate Office Properties Trust REIT		28,163
1,645	Costco Wholesale Corp.		260,749
70,247	Coty, Inc. Class A		1,438,659
940	Crown Holdings, Inc.*		55,902
3,519	CSX Corp.		173,627
909	DDR Corp. REIT		9,263
741	Deere & Co.		95,055
4,060	Deltic Timber Corp.		292,848
25,750	Dorian LPG Ltd.*		185,400
767	Douglas Emmett, Inc. REIT		29,345
2,115	Dow Chemical Co.		135,868
1,245	Duke Energy Corp.		105,974
2,181	Eaton Corp. plc		170,663
4,759	eBay, Inc.*		170,039
310	Edison International		24,391
315	Edwards Lifesciences Corp.*		36,282
510	Electronic Arts, Inc.*		59,537
3,983	Eli Lilly & Co.		329,235
769	Empire State Realty Trust, Inc. Class A, REIT		16,064
575	Energen Corp.*		30,636
8,884	Envision Healthcare Corp.*		501,324
1,808	EOG Resources, Inc.		172,013
818	Equifax, Inc.		118,970
73	Equinix, Inc. REIT		32,903
331	Equity LifeStyle Properties, Inc. REIT		28,896
8,540	Era Group, Inc.*		74,810
123	Essex Property Trust, Inc. REIT		32,189
1,134	Estee Lauder Cos., Inc. Class A		112,255
1,670	Eversource Energy		101,519
4,540	Exlservice Holdings, Inc.*		261,277
710	Expedia, Inc.		111,094
238	Extra Space Storage, Inc. REIT		18,921
6,346	Exxon Mobil Corp.		507,934
3,112	Facebook, Inc. Class A*		526,706
2,158	FedEx Corp.		448,929
299	First Solar, Inc.*		14,744
3,010	Fiserv, Inc.*		386,785
1,510	FleetCor Technologies, Inc.*		229,611
9,366	Flex Ltd.*		149,762
794	Forest City Realty Trust, Inc. Class A REIT		19,358
1,352	Fortive Corp.		87,528
2,329	Fresh Del Monte Produce, Inc.		119,874
8,900	GATX Corp.		550,287
583	General Dynamics Corp.		114,460
14,266	General Electric Co.		365,352
6,553	General Motors Co.		235,777
1,491	Genesee & Wyoming, Inc. Class A*		97,154
5,097	Genpact Ltd.		147,813
2,185	GGP, Inc. REIT		49,403
3,982	Global Payments, Inc.		375,781
1,331	Goldman Sachs Group, Inc.		299,914
3,265	Goodyear Tire & Rubber Co.		102,880
6,392	Graphic Packaging Holding Co.		84,310
989	HCA Healthcare, Inc.*		79,456
1,299	HCP, Inc. REIT		41,113
1,225	HD Supply Holdings, Inc.*		39,800
627	Healthcare Trust of America, Inc. Class A, REIT		19,180
438	Heico Corp. Class A		31,120
1,273	Herbalife Ltd.*		84,667
1,444	Hess Corp.		64,316
429	Highwoods Properties, Inc. REIT		22,102
1,306	Hilton Worldwide Holdings, Inc.		81,664
3,600	HMS Holdings Corp.*		72,288
2,425	Home Depot, Inc.		362,780

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

21,591	Hostess Brands, Inc.*	$	329,911
2,879	Humana, Inc.		665,625
626	Illinois Tool Works, Inc.		88,084
1,455	Incyte Corp.*		193,937
4,549	Ingersoll-Rand plc		399,766
34	Ingevity Corp.*		1,989
2,168	Integrated Device Technology, Inc.*		56,672
2,387	Intel Corp.		84,667
989	International Paper Co.		54,375
421	Invitation Homes, Inc. REIT		8,976
3,484	Ironwood Pharmaceuticals, Inc.*		61,841
668	Itron, Inc.*		48,764
1,063	J.B. Hunt Transport Services, Inc.		96,425
1,419	Johnson & Johnson		188,330
6,793	JP Morgan Chase & Co.		623,597
748	Kennedy-Wilson Holdings, Inc. REIT		15,035
5,691	Kinder Morgan, Inc.		116,267
9,735	Knight Transportation, Inc.		347,053
571	LaSalle Hotel Properties REIT		16,867
8,429	Legg Mason, Inc.		337,244
9,526	Leidos Holdings, Inc.		509,069
1,675	Lennox International, Inc.		286,425
2,018	Liberty Global plc Class A*		68,329
27,567	Liberty Global plc Series C*		903,371
2,053	Liberty Media Corp-Liberty Braves Class A*		51,818
1,170	Liberty Media Corp-Liberty Formula One Series C*		41,149
455	LifePoint Health, Inc.*		27,027
2,214	Lindblad Expeditions Holdings, Inc.*		22,162
544	Lockheed Martin Corp.		158,919
1,661	Louisiana-Pacific Corp.*		41,708
5,696	Lumentum Holdings, Inc.*		356,570
252	LyondellBasell Industries N.V. Class A		22,703
2,084	M&T Bank Corp.		340,005
9,090	MACOM Technology Solutions Holdings, Inc.*		550,400
8,538	ManTech International Corp. Class A		339,129
1,275	Martin Marietta Materials, Inc.		288,698
17,310	Maxim Integrated Products, Inc.		786,566
1,835	MaxLinear, Inc. Class A*		48,077
744	McKesson Corp.		120,431
2,441	Medicines Co.*		93,856
3,771	Medtronic plc		316,651
2,932	Merck & Co., Inc.		187,296
633	MGM Resorts International		20,845
1,928	Microchip Technology, Inc.		154,317
2,740	Micron Technology, Inc.*		77,049
1,012	Microsemi Corp.*		52,705
9,460	Molson Coors Brewing Co. Class B		841,751
850	Monsanto Co.		99,297
5,908	Monster Beverage Corp.*		311,647
17,230	Motorola Solutions, Inc.		1,562,416
3,455	Mylan N.V.*		134,710
1,208	NetApp, Inc.		52,451
3,028	Netflix, Inc.*		550,067
1,343	New York Times Co. Class A		25,517
1,946	Newfield Exploration Co.*		55,909
4,999	NextEra Energy Partners L.P.		206,059
2,066	NextEra Energy, Inc.		301,822
3,970	NIKE, Inc. Class B		234,429
1,884	Northrop Grumman Corp.		495,737
6,182	NVIDIA Corp.		1,004,637
875	O’Reilly Automotive, Inc.*		178,763
3,220	Occidental Petroleum Corp.		199,415
35,315	Oclaro, Inc.*		345,381
2,460	OGE Energy Corp.		88,216
2,065	OMNOVA Solutions, Inc.*		19,411
1,098	Outfront Media, Inc. REIT		25,111

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

799	Owens-Illinois, Inc.*	$	19,096
590	Packaging Corp. of America		64,593
778	Parker-Hannifin Corp.		129,132
3,870	PayPal Holdings, Inc.*		226,589
14,532	Pentair plc		916,533
3,723	PepsiCo, Inc.		434,139
745	Pioneer Natural Resources Co.		121,510
6,027	PNC Financial Services Group, Inc.		776,278
16,491	Post Holdings, Inc.*		1,372,051
627	PPG Industries, Inc.		65,992
56	Priceline Group, Inc.*		113,596
738	Prologis, Inc.		44,878
150	PS Business Parks, Inc. REIT		20,169
256	Public Storage REIT		52,626
12,942	QUALCOMM, Inc.		688,385
546	Regency Centers Corp. REIT		36,156
491	Regeneron Pharmaceuticals, Inc.*		241,385
1,099	Rexford Industrial Realty, Inc. REIT		31,343
547	Rogers Corp.*		64,530
950	Safety Income and Growth, Inc. REIT*		17,670
1,155	Salesforce.com, Inc.*		104,874
3,881	Schlumberger Ltd.		266,237
1,084	Schneider National, Inc. Class B		23,436
88,535	Scorpio Tankers, Inc.		328,465
495	Scripps Networks Interactive, Inc. Class A		43,268
7,910	SEACOR Holdings, Inc.*		269,652
7,954	SEACOR Marine Holdings, Inc.*		115,969
381	Sempra Energy		43,057
1,946	ServiceNow, Inc.*		214,936
330	Sherwin-Williams Co.		111,299
1,466	Signature Bank*		203,158
266	Simon Property Group, Inc. REIT		42,161
10,148	Simply Good Foods Co.*		120,254
487	Skyworks Solutions, Inc.		51,072
256	SL Green Realty Corp. REIT		26,437
2,185	Southwestern Energy Co.*		12,455
7,598	SS&C Technologies Holdings, Inc.		294,499
1,605	Steel Dynamics, Inc.		56,833
1,090	Stryker Corp.		160,339
1,338	Summit Hotel Properties, Inc. REIT		23,990
218	Sun Communities, Inc. REIT		19,404
15,598	Synchrony Financial		472,931
2,247	Sysco Corp.		118,237
11,219	TCF Financial Corp.		176,811
5,363	Teradyne, Inc.		185,506
656	Thermo Fisher Scientific, Inc.		115,148
2,465	Total System Services, Inc.		156,429
3,399	TransUnion*		155,776
10,204	Tutor Perini Corp.*		271,426
3,231	Twenty-First Century Fox, Inc. Class A		94,022
980	Twenty-First Century Fox, Inc. Class B		28,116
1,210	UGI Corp.		61,069
950	Ultragenyx Pharmaceutical, Inc.*		63,004
2,155	Under Armour, Inc. Class C*		39,027
1,498	United Technologies Corp.		177,618
8,898	UnitedHealth Group, Inc.		1,706,725
112	Vail Resorts, Inc.		23,605
1,518	Valero Energy Corp.		104,696
1,025	VeriFone Systems, Inc.*		19,998
4,898	Verizon Communications, Inc.		237,063
750	Vertex Pharmaceuticals, Inc.*		113,865
2,563	Viacom, Inc. Class B		89,500
4,502	Visa, Inc. Class A		448,219
3,880	Vulcan Materials Co.		477,706
420	WageWorks, Inc.*		27,384
1,210	Walgreens Boots Alliance, Inc.		97,611

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

795	Walt Disney Co.	$	87,394
1,575	Watsco, Inc.		237,463
3,807	Wayfair, Inc. Class A*		290,664
415	WellCare Health Plans, Inc.*		73,451
14,280	Wells Fargo & Co.		770,263
1,011	WESCO International, Inc.*		51,814
170	Westlake Chemical Corp.		11,961
151	WestRock Co.		8,670
1,552	WEX, Inc.*		168,671
3,640	Whiting Petroleum Corp.*		19,110
2,414	Workday, Inc. Class A*		246,494
538	Wynn Resorts Ltd.		69,585
10,367	XPO Logistics, Inc.*		623,160

			72,389,195

	Total Common Stocks (cost $154,655,413)	$	186,391,702

Municipal Bonds - 0.0%
	General Obligation - 0.0%
100,000	City of Chicago, IL, GO 7.05%, 01/01/2029		108,405

	Total Municipal Bonds (cost $100,000)	$	108,405

Convertible Bonds - 0.4%
	Commercial Services - 0.2%
600,000	DP World Ltd. 1.75%, 06/19/2024(7)		621,000

	Electrical Components & Equipment - 0.1%
544,000	SunPower Corp. 0.88%, 06/01/2021		439,620

	Oil & Gas - 0.1%
239,000	PDC Energy, Inc. 1.13%, 09/15/2021		224,809

	Total Convertible Bonds (cost $1,300,955)	$	1,285,429

Exchange Traded Funds - 8.4%
	Other Investment Pools & Funds - 8.4%
65,900	iShares JP Morgan USD Emerging Markets Bond ETF		7,595,634
12,441	iShares MSCI EAFE ETF		832,676
658,020	PowerShares Senior Loan Portfolio		15,312,126
26,400	SPDR Barclays Convertible Securities ETF		1,345,608
3,355	SPDR S&P 500 ETF Trust		827,913
2,595	TOPIX Exchange Traded Fund		38,819

			25,952,776

	Total Exchange Traded Funds (cost $26,317,444)	$	25,952,776

Preferred Stocks - 0.1%
	United States - 0.1%
655	Airbnb, Inc. Series E *(1)(12)(13)		68,775
8,725	Pinterest, Inc. Series G *(1)(12)(13)		62,637
4,556	Uber Technologies, Inc. *(1)(12)(13)		188,892

			320,304

	Total Preferred Stocks (cost $194,292)	$	320,304

Convertible Preferred Stocks - 0.1%
	United States - 0.1%
4,200	Hess Corp. 8.00%		236,250
4,150	WPX Energy, Inc. Series A 6.25%		208,455

			444,705

	Total Convertible Preferred Stocks (cost $489,258)	$	444,705

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Warrants - 0.1%
	British Virgin Islands - 0.0%
59,200	Atlas Mara Ltd. Expires 8/21/17*		$	163

	Greece - 0.0%
137,002	Alpha Bank A.E. Expires 12/10/17*			162

United States - 0.1%
43,250	Hangzhou Hikvision Digital Technology Co., Ltd. Expires 7/13/19*			192,825
3,382	Simply Good Foods Co. Expires 7/22/17*			8,387

				201,212

	Total Warrants (cost $381,789)		$	201,537

	Total Long-Term Investments (cost $269,899,547)		$	302,640,896

Short-Term Investments - 3.6%
	Other Investment Pools & Funds - 3.6%
11,123,239	Morgan Stanley Institutional Liquidity Funds, Institutional Class			11,123,239

	Total Short-Term Investments (cost $11,123,239)		$	11,123,239

	Total Investments Excluding Purchased Options (cost $281,022,786)	101.2%	$	313,764,135
	Total Purchased Options (cost $665,888)	0.2%	$	544,673

	Total Investments (cost $281,688,674)^	101.4%	$	314,308,808
	Other Assets and Liabilities	(1.4)%		(4,196,257)

	Total Net Assets	100.0%	$	310,112,551

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2017, the Fund invested 1.5% of its total assets in the Subsidiary.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	40,273,347
Unrealized Depreciation		(7,653,213)

Net Unrealized Appreciation	$	32,620,134

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $16,525,398, which represented 5.3% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $12,786,943 at July 31, 2017.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security disclosed is principal-only strips.
(6)	Security is a zero-coupon bond.
(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $20,401,104, which represented 6.6% of total net assets.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	Securities disclosed are interest-only strips.
(11)	Represents or includes a TBA transaction.
(12)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $351,778, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(13)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
07/2015	655	Airbnb, Inc. Series E Preferred	$60,977
04/2015	948,010	Mirabela Nickel Ltd.	96,780
03/2015	8,725	Pinterest, Inc. Series G Preferred	62,638
06/2014	4,556	Uber Technologies, Inc. Preferred	70,677

			$291,072

At July 31, 2017, the aggregate value of these securities was $351,778, which represents 0.1% of total net assets.

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2017.

OTC Option Contracts Outstanding at July 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/JPY Put	BOA	125.00 JPY per USD	05/13/19	USD	6,413,291	$44,444	$83,103	$(38,659)

Puts
KOSPI 200 Index Option	GSC	296.29 KRW	01/11/18	KRW	7,340,230	$27,889	$44,140	$(16,251)
USD Put/INR Call	BOA	64.00 INR per USD	05/13/19	USD	6,413,291	72,252	70,803	1,449
USD Put/TRY Call	DEUT	3.50 TRY per USD	07/16/18	USD	2,161,000	23,570	25,586	(2,016)

Total Puts					15,914,521	$123,711	$140,529	$(16,818)

Total purchased option contracts					22,327,812	$168,155	$223,632	$(55,477)

Written option contracts:
Calls
USD Call/JPY Put	BOA	145.00 JPY per USD	05/13/19	USD	(6,413,291)	$(8,434)	$(15,482)	$7,048

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Written option contracts:
Puts
Euro STOXX 50 Future DEUT	3,375.00	EUR	08/18/17	EUR	(78)	$(1,424)	$(2,975)	$1,551

Total written option contracts					(6,413,369)	$(9,858)	$(18,457)	$8,599

Exchange Traded Option Contracts Outstanding at July 31, 2017
Description	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
CBOE SPX Volatility Index	21.00 USD	08/16/17	USD	39	$507	$3,980	$(3,473)
SPDR S&P 500 ETF Trust Index Option	2,475.00 USD	09/15/17	USD	29	68,585	59,538	9,047

Total Calls				68	$69,092	$63,518	$5,574

Puts
SPDR S&P 500 ETF Trust Index Option	190.00 USD	08/18/17	USD	40	$40	$1,642	$(1,602)
SPDR S&P 500 ETF Trust Index Option	206.00 USD	09/15/17	USD	20	310	1,171	(861)
iPath S&P 500 Vix Short-Term	5.00 USD	01/18/19	USD	88	3,344	4,374	(1,030)
ProShares Short VIX	25.00 USD	01/18/19	USD	1,716	303,732	371,551	(67,819)

Total Puts				1,864	$307,426	$378,738	$(71,312)

Total purchased option contracts				1,932	$376,518	$442,256	$(65,738)

Written option contracts:
Calls
iPath S&P 500 Vix Short-Term	35.00 USD	01/19/18	USD	(89)	$(2,403)	$(15,173)	$12,770
iPath S&P 500 Vix Short-Term	29.00 USD	01/18/19	USD	(48)	(4,847)	(16,029)	11,182
iPath S&P 500 Vix Short-Term	35.00 USD	01/18/19	USD	(22)	(1,617)	(7,193)	5,576

Total Calls				(159)	$(8,867)	$(38,395)	$29,528

Puts
CBOE SPX Volatility Index	18.00 USD	09/20/17	USD	(31)	$(18,910)	$(17,421)	$(1,489)
iShares MSCI Brazil Capped ETF	29.00 USD	09/15/17	USD	(57)	(228)	(3,645)	3,417
IShares Russell 2000 ETF Trust Index Option	127.00 USD	09/15/17	USD	(23)	(989)	(7,888)	6,899
IShares Russell 2000 ETF Trust Index Option	132.00 USD	09/15/17	USD	(22)	(1,562)	(5,697)	4,135
ProShares Short VIX	12.50 USD	01/18/19	USD	(342)	(258,210)	(350,022)	91,812
SPDR S&P 500 ETF Trust Index Option	223.00 USD	08/18/17	USD	(40)	(400)	(8,758)	8,358
SPDR S&P 500 ETF Trust Index Option	50.00 USD	09/15/17	USD	(5,601)	(2,098)	(3,193)	1,095
SPDR S&P 500 ETF Trust Index Option	222.00 USD	09/15/17	USD	(13)	(468)	(7,513)	7,045
SPDR S&P 500 ETF Trust Index Option	225.00 USD	12/15/17	USD	(13)	(2,808)	(8,553)	5,745

Total Puts				(6,142)	$(285,673)	$(412,690)	$127,017

Total written option contracts				(6,301)	$(294,540)	$(451,085)	$156,545

Futures Contracts Outstanding at July 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian SPI 200 Index Future	9	09/15/2017	$808,505	$804,571	$(3,934)
CAC 40 Index Future	104	08/18/2017	6,388,955	6,266,566	(122,389)
Euro BUXL 30-Year Bond Future	13	09/07/2017	2,562,041	2,494,930	(67,111)
Euro-BTP Future	18	09/07/2017	2,853,178	2,903,057	49,879
Euro-Bund Future	26	09/07/2017	5,075,829	4,984,628	(91,201)
Euro-OAT Future	13	09/07/2017	2,302,209	2,289,636	(12,573)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Euro-Schatz Future	1	09/07/2017	132,741	$132,669	(72)
FTSE 250 Index Future	73	09/15/2017	3,789,513	3,787,925	(1,588)
Japan 10-Year Bond Future	89	09/11/2017	12,141,975	12,120,695	(21,280)
Japan 10-Year Bond Future	2	09/12/2017	2,728,481	2,724,114	(4,367)
Long Gilt Future	29	09/27/2017	4,835,108	4,821,855	(13,253)
U.S. Treasury 10-Year Note Future	47	09/20/2017	5,941,757	5,916,859	(24,898)
U.S. Ultra Bond Future	41	09/20/2017	6,701,356	6,744,500	43,144
Uranium Future	177	12/22/2017	1,231,014	909,337	(321,677)
WTI Crude Future	51	08/22/2017	2,327,321	2,558,670	231,349

Total					$(359,971)

Short position contracts:
Australian 10-Year Bond Future	21	09/15/2017	$2,157,044	$2,166,436	$(9,392)
Canadian Government 10-Year Bond Future	9	09/20/2017	1,005,582	991,065	14,517
Euro-BOBL Future	9	09/07/2017	1,412,997	1,406,994	6,003
FTSE 100 Index Future	38	09/15/2017	3,735,788	3,665,031	70,757
NIKKEI 225 Index Future	25	09/07/2017	2,521,164	2,492,500	28,664
NIKKEI 225 Index Future	18	09/07/2017	3,251,343	3,255,658	(4,315)
S&P 500 (E-Mini) Future	48	09/15/2017	5,834,995	5,923,200	(88,205)
U.S. 10-Year Ultra Future	1	09/20/2017	134,834	135,047	(213)
U.S. Treasury 2-Year Note Future	12	09/29/2017	2,593,978	2,596,125	(2,147)
U.S. Treasury 5-Year Note Future	19	09/29/2017	2,243,098	2,244,820	(1,722)
VIX Future	6	09/20/2017	82,603	74,850	7,753

Total					$21,700

Total futures contracts					$(338,271)

TBA Sale Commitments Outstanding at July 31, 2017
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.00%	$1,100,000	08/01/2047	$(1,101,793)	$1,472
FNMA, 2.50%	2,500,000	08/01/2032	(2,520,801)	(11,938)
FNMA, 3.00%	3,402,500	08/01/2047	(3,407,816)	(27,723)
FNMA, 3.50%	5,000	08/01/2032	(5,212)	(5)
FNMA, 3.50%	1,075,000	08/01/2047	(1,106,746)	840
FNMA, 4.00%	450,000	08/01/2047	(473,748)	(299)
FNMA, 4.50%	1,380,000	08/01/2047	(1,481,452)	(2,871)
GNMA, 3.50%	525,000	08/01/2047	(545,508)	(2,297)

Total (proceeds $10,600,255)			$ (10,643,076)	$(42,821)

At July 31, 2017, the aggregate market value of TBA Sale Commitments represents (3.4)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.8	MSC	USD	2,375,000	(0.50%)	10/17/57	$44,364	$—	$4,687	$(39,677)
CMBX.NA.BBB.7	MSC	USD	120,000	(3.00%)	01/17/47	8,425	—	10,582	2,157
CMBX.NA.BBB.7	MSC	USD	2,000	(3.00%)	01/17/47	144	—	177	33
CMBX.NA.BBB.7	CSI	USD	175,000	(3.00%)	01/17/47	16,732	—	15,433	(1,299)

Total						$69,665	$—	$30,879	$(38,786)

Sell protection:
CMBX.NA.BBB.6	CSI	USD	115,000	3.00%	05/11/63	$—	$(16,349)	$(12,997)	$3,352
CMBX.NA.BBB.6	MSC	USD	90,000	3.00%	05/11/63	—	(10,696)	(10,172)	524
CMBX.NA.BBB.6	MSC	USD	120,000	3.00%	05/11/63	—	(11,150)	(13,562)	(2,412)
CMBX.NA.BBB.6	MSC	USD	120,000	3.00%	05/11/63	—	(11,150)	(13,562)	(2,412)

Total						$—	$(49,345)	$(50,293)	$(948)

Total traded indices						$69,665	$(49,345)	$(19,414)	$(39,734)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Credit default swaps on single-name issues:
Buy protection:
Banco Santander SA	BNP	EUR	375,000	(1.00	%)/0.64%	06/20/22	$—	$(10,387)	$(12,404)	$(2,017)
China Republic	HSBC	USD	1,600,000	(1.00	%)/0.45%	06/20/22	—	(25,494)	(30,185)	(4,691)

Total							$—	$(35,881)	$(42,589)	$(6,708)

Credit default swaps on single-name issues:
Sell protection:
Banco Santander SA	BNP	EUR	200,000	1.00	%/0.45%	06/20/22	$—	$(5,399)	$6,615	$12,014
Total single-name issues							$—	$(41,280)	$(35,974)	$5,306

Total OTC contracts							$69,665	$(90,625)	$(55,388)	$(34,428)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.28	USD	725,000	(5.00%)	06/20/22	$(51,770)	$(57,814)	$(6,044)
CDX.NA.IG.27	USD	425,000	(1.00%)	12/20/21	(4,335)	(9,540)	(5,205)
CDX.NA.IG.28	USD	12,725,000	(1.00%)	06/20/22	(256,829)	(263,911)	(7,082)
ITRAXX.EUR.27	EUR	3,900,000	(1.00%)	06/20/22	(76,442)	(110,341)	(33,899)

Total					$(389,376)	$(441,606)	$(52,230)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.27	USD	3,638,250	5.00%	12/20/21	$128,510	$306,094	$177,584

Total					$(260,866)	$(135,512)	$125,354

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
1M MXN TIIE	7.71% Fixed	MXN	16,000,000	02/23/27	$—	$—	$37,712	$37,712
3M USD LIBOR	2.14% Fixed	USD	195,000	05/15/24	—	—	(927)	(927)
3M USD LIBOR	2.20% Fixed	USD	195,000	05/15/24	—	—	(1,658)	(1,658)
3M USD LIBOR	2.20% Fixed	USD	195,000	05/15/24	—	—	(1,658)	(1,658)
3M USD LIBOR	2.26% Fixed	USD	875,000	07/14/27	—	—	(1,925)	(1,925)
6M HUF BUBOR	0.72% Fixed	HUF	643,375,000	05/02/20	—	—	(8,301)	(8,301)

Total					$—	$—	$23,243	$23,243

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

OTC Total Return Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Financial Select Sector SPDR ETF	MSC	USD	2,478,591	(1M LIBOR + 0.30%)	11/30/17	$—	$—	$—	$—
GSCBWRS2	GSC	USD	282,393	1M LIBOR - 0.45%	05/31/18	—	—	—	—
GSCBWRS2	GSC	USD	296,911	1M LIBOR - 0.45%	05/31/18	—	—	—	—
GSCBWRST	GSC	USD	245,061	1M LIBOR - 0.45%	05/31/18	—	—	—	—
GSCBWRST	GSC	USD	259,306	1M LIBOR - 0.45%	05/31/18	—	—	—	—
GSCBWRST	GSC	USD	73,334	1M LIBOR - 0.45%	05/31/18	—	—	—	—
GSCBWRST	GSC	USD	198,018	1M LIBOR - 0.45%	05/31/18	—	—	—	—
GSCBWRST	GSC	USD	214,725	1M LIBOR - 0.45%	05/31/18	—	—	—	—
GSCBWRST	GSC	USD	536,901	1M LIBOR - 0.45%	05/31/18	—	—	—	—
GSCBWRST	GSC	USD	134,181	1M LIBOR - 0.45%	05/31/18	—	—	—	—
GSCBWRST	GSC	USD	108,769	1M LIBOR - 0.45%	05/31/18	—	—	—	—
GSCBWRST	GSC	USD	34,117	1M LIBOR - 0.45%	05/31/18	—	—	—	—
GSCBWSEW	GSC	USD	3,387,473	1M LIBOR - 0.50%	07/31/18	—	—	—	—
GSCBWTCH	GSC	USD	541,068	1M LIBOR - 0.30%	05/31/18	—	—	—	—
GSCBWTCH	GSC	USD	1,030,362	1M LIBOR - 0.30%	05/31/18	—	—	—	—
GSCBWTCH	GSC	USD	914,025	1M LIBOR - 0.30%	05/31/18	—	—	—	—
iPath S&P 500 VIX	MSC	USD	9,840	1M LIBOR - 3.00%	11/15/17	—	—	395	395
iPath S&P 500 VIX	MSC	USD	12,497	1M LIBOR - 3.00%	11/20/17	—	—	121	121
iPath S&P 500 VIX	MSC	USD	7,661	1M LIBOR - 3.00%	11/21/17	—	—	(21)	(21)
iPath S&P 500 VIX	MSC	USD	6,541	1M LIBOR - 3.00%	12/06/17	—	—	1,128	1,128
iPath S&P 500 VIX	MSC	USD	24,098	1M LIBOR - 3.00%	12/20/17	—	—	234	234
iPath S&P 500 VIX	MSC	USD	14,094	1M LIBOR - 3.00%	12/29/17	—	—	—	—
iPath S&P 500 VIX	MSC	USD	16,280	1M LIBOR - 3.00%	01/05/18	—	—	2,119	2,119
iPath S&P 500 VIX	MSC	USD	11,188	1M LIBOR - 3.00%	01/12/18	—	—	1,047	1,047
iPath S&P 500 VIX	MSC	USD	11,522	1M LIBOR - 3.00%	01/31/18	—	—	—	—
iPath S&P 500 VIX	DEUT	USD	4,256	1M LIBOR - 2.95%	09/13/17	—	—	348	348
iPath S&P 500 VIX	MSC	USD	1,154	1M LIBOR - 3.00%	09/21/17	—	—	(3)	(3)
iPath S&P 500 VIX	MSC	USD	11,904	1M LIBOR - 3.00%	09/29/17	—	—	—	—
iPath S&P 500 VIX	MSC	USD	14,633	1M LIBOR - 3.00%	09/29/17	—	—	—	—
iPath S&P 500 VIX	MSC	USD	12,570	1M LIBOR - 3.00%	10/11/17	—	—	1,464	1,464

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

iPath S&P 500 VIX	MSC	USD	11,280	1M LIBOR - 3.00%	02/09/18	—	—	$1,353	1,353
iPath S&P 500 VIX	MSC	USD	3,255	1M LIBOR - 3.00%	02/14/18	—	—	211	211
iPath S&P 500 VIX	MSC	USD	6,475	1M LIBOR - 3.00%	03/19/18	—	—	119	119
iPath S&P 500 VIX	MSC	USD	26,688	1M LIBOR - 3.00%	05/15/18	—	—	1,072	1,072
iPath S&P 500 VIX	MSC	USD	29,551	1M LIBOR - 3.00%	05/22/18	—	—	(590)	(590)
iPath S&P 500 VIX	MSC	USD	4,762	1M LIBOR - 3.00%	06/26/18	—	—	(56)	(56)
iPath S&P 500 VIX	MSC	USD	28,322	1M LIBOR - 3.00%	06/29/18	—	—	—	—
iPath S&P 500 VIX	MSC	USD	30,786	1M LIBOR - 3.00%	07/13/18	—	—	2,610	2,610
iPath S&P 500 VIX	MSC	USD	30,731	1M LIBOR - 3.00%	07/13/18	—	—	2,117	2,117
iPath S&P 500 VIX	MSC	USD	30,281	1M LIBOR - 3.00%	07/17/18	—	—	1,375	1,375
iPath S&P 500 VIX	JPM	USD	33,095	1M LIBOR - 3.50%	07/31/18	—	—	—	—
iPath S&P 500 VIX	GSC	USD	123,926	1M LIBOR	07/31/18	—	—	(477)	(477)
iPath S&P 500 VIX	MSC	USD	36,934	1M LIBOR - 3.25%	07/31/18	—	—	(1,079)	(1,079)
IShares MSCI Min Vol USA ETF	BOA	USD	2,387,873	(1M LIBOR + 0.15%)	11/30/17	—	—	—	—
MSCI South Africa Index	GSC	USD	2,082,103	(1M LIBOR + 0.33%)	09/29/17	—	—	—	—
Swiss Market	GSC	CHF	531,866	Swiss Market Index Future	09/15/17	—	—	10,584	10,584
VelocityShares Daily Inverse	MSC	USD	29,659	1M LIBOR - 3.00%	05/18/18	—	—	(917)	(917)
VelocityShares Inverse VIX	DEUT	USD	281,604	1M LIBOR - 3.20%	01/12/18	—	—	(28,779)	(28,779)

Total						$—	$—	$(5,625)	$(5,625)

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/31/17	NAB	$9,887,766	$9,999,873	$112,107
AUD	Buy	08/31/17	GSC	3,269,855	3,269,851	(4)
AUD	Sell	08/31/17	BCLY	71,800	71,970	(170)
AUD	Sell	08/31/17	NAB	29,256	29,588	(332)
AUD	Sell	08/31/17	DEUT	1,106,140	1,107,543	(1,403)
AUD	Sell	08/31/17	BCLY	3,322,852	3,343,420	(20,568)
BRL	Buy	08/02/17	HSBC	1,820,711	1,846,421	25,710
BRL	Buy	08/02/17	GSC	1,836,650	1,843,215	6,565
BRL	Buy	08/02/17	GSC	1,775,641	1,781,988	6,347
BRL	Buy	08/02/17	GSC	61,009	61,227	218
BRL	Buy	08/02/17	BNP	3,194	3,205	11
BRL	Buy	09/05/17	GSC	1,585	1,592	7
BRL	Sell	08/02/17	BNP	3,003	3,206	(203)
BRL	Sell	08/02/17	HSBC	64,203	64,432	(229)
BRL	Sell	08/02/17	HSBC	1,775,641	1,781,988	(6,347)
BRL	Sell	08/02/17	HSBC	1,839,844	1,846,420	(6,576)
BRL	Sell	08/02/17	GSC	1,733,024	1,843,215	(110,191)
BRL	Sell	09/05/17	HSBC	1,809,329	1,833,888	(24,559)
CAD	Buy	08/31/17	GSC	6,559,904	6,590,646	30,742
CAD	Buy	08/31/17	BNP	1,084,759	1,087,341	2,582
CAD	Buy	08/31/17	BCLY	52,070	52,161	91
CAD	Buy	08/31/17	CIBC	2,180,887	2,173,878	(7,009)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

CAD	Sell	08/31/17	BNP	1,119,217	$1,117,834	1,383
CAD	Sell	08/31/17	RBC	650,204	652,404	(2,200)
CAD	Sell	08/31/17	CSFB	1,105,481	1,109,006	(3,525)
CAD	Sell	08/31/17	BNP	1,552,602	1,558,387	(5,785)
CAD	Sell	08/31/17	GSC	7,210,863	7,244,656	(33,793)
CHF	Buy	08/31/17	BCLY	4,956,908	4,893,467	(63,441)
CHF	Sell	08/31/17	BCLY	4,541,208	4,483,088	58,120
CHF	Sell	08/31/17	CSFB	103,574	103,631	(57)
CLP	Buy	08/31/17	GSC	302,467	301,883	(584)
CLP	Sell	08/31/17	GSC	2,605	2,614	(9)
CNY	Buy	08/31/17	JPM	63,879	63,787	(92)
CNY	Sell	08/31/17	JPM	2,711,789	2,718,487	(6,698)
COP	Buy	08/31/17	GSC	61,464	62,388	924
COP	Sell	08/31/17	GSC	200	200	—
DKK	Buy	08/31/17	DEUT	817,628	832,306	14,678
DKK	Sell	08/31/17	CBK	14,293	14,353	(60)
EUR	Buy	08/31/17	DEUT	119,962	122,146	2,184
EUR	Buy	08/31/17	UBS	295,219	296,470	1,251
EUR	Buy	08/31/17	UBS	36,142	36,762	620
EUR	Sell	08/31/17	GSC	64,940	65,223	(283)
EUR	Sell	08/31/17	JPM	29,333	29,647	(314)
EUR	Sell	08/31/17	UBS	251,832	256,151	(4,319)
EUR	Sell	08/31/17	DEUT	33,773,391	34,388,160	(614,769)
GBP	Buy	08/31/17	JPM	72,525	72,648	123
GBP	Buy	08/31/17	DEUT	6,528	6,605	77
GBP	Sell	08/31/17	BCLY	1,087,570	1,092,360	(4,790)
GBP	Sell	08/31/17	DEUT	11,064,646	11,194,377	(129,731)
HKD	Buy	08/31/17	SSG	1,173,419	1,172,927	(492)
HKD	Sell	08/31/17	JPM	25,626	25,629	(3)
IDR	Buy	08/31/17	BCLY	258,517	258,430	(87)
IDR	Sell	08/31/17	BCLY	10,027	10,023	4
ILS	Buy	08/31/17	GSC	1,553,488	1,560,752	7,264
ILS	Sell	08/31/17	BCLY	36,497	36,551	(54)
ILS	Sell	08/31/17	GSC	41,419	41,613	(194)
INR	Buy	08/31/17	BCLY	209,479	209,227	(252)
INR	Sell	08/31/17	DEUT	11,399,149	11,436,747	(37,598)
JPY	Buy	08/31/17	BNP	178,562	178,949	387
JPY	Sell	08/04/17	JPM	2,072,752	2,104,755	(32,003)
JPY	Sell	08/31/17	HSBC	9,718,482	9,818,689	(100,207)
JPY	Sell	08/31/17	BCLY	9,712,378	9,818,680	(106,302)
KRW	Buy	08/31/17	BCLY	36,233	36,333	100
KRW	Sell	08/31/17	BCLY	1,687,768	1,683,876	3,892
MXN	Buy	08/31/17	GSC	733,917	733,129	(788)
MXN	Sell	08/31/17	GSC	2,308,010	2,305,531	2,479
MXN	Sell	08/31/17	GSC	13,919	13,967	(48)
MYR	Buy	08/30/17	BCLY	9,335	9,330	(5)
MYR	Sell	08/30/17	BCLY	259,156	259,135	21
NOK	Buy	08/31/17	GSC	4,172,419	4,244,999	72,580
NOK	Sell	08/31/17	TDB	92,331	92,911	(580)
NZD	Buy	08/31/17	DEUT	82,382	82,559	177
NZD	Sell	08/31/17	UBS	5,172,423	5,231,263	(58,840)
PEN	Buy	08/31/17	DEUT	208,589	209,192	603
PEN	Buy	08/31/17	GSC	1,541	1,538	(3)
PHP	Buy	08/31/17	CSFB	1,526,099	1,532,291	6,192
PHP	Buy	08/31/17	BCLY	1,581	1,584	3
PLN	Buy	08/31/17	SSG	812,384	826,497	14,113
PLN	Sell	08/31/17	CBK	23,534	23,638	(104)
PLN	Sell	08/31/17	SSG	849,559	864,318	(14,759)
RUB	Buy	08/31/17	GSC	555,122	557,075	1,953
RUB	Sell	08/31/17	UBS	13,898	13,960	(62)
RUB	Sell	08/31/17	GSC	3,098,222	3,109,121	(10,899)
SEK	Buy	08/31/17	BOA	11,870,492	12,093,807	223,315
SEK	Sell	08/31/17	UBS	262,257	263,071	(814)
SGD	Buy	08/31/17	UBS	1,578,796	1,585,778	6,982
SGD	Sell	08/31/17	JPM	36,862	36,913	(51)
SGD	Sell	08/31/17	UBS	25,725	25,839	(114)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

THB	Buy	08/31/17	JPM	22,276	$22,242	(34)
THB	Sell	08/31/17	SCB	907,552	912,067	(4,515)
TRY	Buy	08/29/17	BCLY	9,174	9,285	111
TRY	Buy	08/29/17	CBK	22,496	22,507	11
TRY	Sell	08/29/17	BCLY	1,122,787	1,136,321	(13,534)
TWD	Buy	08/31/17	JPM	115,809	115,913	104
TWD	Sell	08/31/17	HSBC	5,197,128	5,220,914	(23,786)

Total						$(850,138)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

TRY	Turkish Lira
TWD	Taiwanese Dollar

Index Abbreviations:
CBOE	Chicago Board Options Exchange
CDX.NA.HY	Credit Derivatives North American High Yield
FTSE	Financial Times and Stock Exchange
KOSPI	Korea Composite Stock Price
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SPI	Share Price Index
SPX	Standard and Poor’s 500 Index

Other Abbreviations:
ADR	American Depositary Receipt
BUBOR	Budapest Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
KOSPI	Korea Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced
TIIE	Interbank Equilibrium Interest Rate

Municipal Abbreviations:
GO	General Obligation

The Hartford Global All-Asset Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$14,792,967	$—	$14,792,967	$—
Corporate Bonds	14,191,574	—	14,191,574	—
Foreign Government Obligations	34,151,349	—	34,151,349	—
U.S. Government Agencies	17,415,045	—	17,415,045	—
U.S. Government Securities	7,385,103	—	7,385,103	—
Common Stocks
Australia	3,535,629	648,303	2,855,852	31,474
Austria	1,624,473	38,412	1,586,061	—
Belgium	1,184,126	115,954	1,068,172	—
Bermuda	1,008,504	1,008,504	—	—
Brazil	235,765	235,765	—	—
British Virgin Islands	187,988	187,988	—	—
Canada	3,279,061	3,279,061	—	—
China	5,505,866	2,178,415	3,327,451	—
Croatia	28,395	28,395	—	—
Czech Republic	170,946	170,946	—	—
Denmark	453,234	57,802	395,432	—
Egypt	589,609	—	589,609	—
Finland	766,434	738,562	27,872	—
France	6,570,823	64,503	6,506,320	—
Germany	4,461,495	55,221	4,406,274	—
Greece	3,565,875	2,937,090	628,785	—
Hong Kong	1,593,946	109,426	1,484,520	—
Iceland	3,153,936	3,153,936	—	—
India	18,141,983	—	18,141,983	—
Indonesia	382,887	307,684	75,203	—
Ireland	3,381,544	2,555,967	825,577	—
Israel	594,018	193,103	400,915	—
Italy	2,783,692	253,816	2,529,876	—
Japan	19,178,673	71,638	19,107,035	—
Jersey	654,673	—	654,673	—
Kenya	31,744	31,744	—	—
Luxembourg	264,164	69,883	194,281	—
Malaysia	202,336	—	202,336	—
Mauritius	525,120	525,120	—	—
Mexico	86,613	86,613	—	—
Netherlands	3,060,908	1,066,923	1,993,985	—
New Zealand	806,801	391,397	415,404	—
Norway	161,142	32,309	128,833	—
Philippines	46,005	36,567	9,438	—
Portugal	263,081	—	263,081	—
Singapore	588,460	285,139	303,321	—
South Africa	483,823	—	483,823	—
South Korea	4,690,772	313,254	4,377,518	—
Spain	646,052	184,650	461,402	—
Sweden	1,294,706	747,032	547,674	—
Switzerland	1,985,680	339,792	1,645,888	—
Taiwan	6,485,711	375,269	6,110,442	—
Thailand	589,706	589,706	—	—
United Kingdom	8,756,108	4,292,835	4,463,273	—
United States	72,389,195	71,573,293	815,902	—
Municipal Bonds	108,405	—	108,405	—
Convertible Bonds	1,285,429	—	1,285,429	—
Exchange Traded Funds	25,952,776	25,913,957	38,819	—
Preferred Stocks	320,304	—	—	320,304
Convertible Preferred Stocks	444,705	444,705	—	—
Warrants	201,537	8,712	192,825	—
Short-Term Investments	11,123,239	11,123,239	—	—
Purchased Options	544,673	376,518	168,155	—
Foreign Currency Contracts(2)	604,031	—	604,031	—

The Hartford Global All-Asset Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Futures Contracts(2)	452,066	452,066	—	—
Swaps - Credit Default(2)	195,664	—	195,664	—
Swaps - Interest Rate(2)	37,712	—	37,712	—
Swaps - Total Return(2)	26,297	—	26,297	—

Total	$315,624,578	$137,651,214	$177,621,586	$351,778

Liabilities
Foreign Currency Contracts(2)	$(1,454,169)	$—	$(1,454,169)	$—
Futures Contracts(2)	(790,337)	(790,337)	—	—
Swaps - Credit Default(2)	(104,738)	—	(104,738)	—
Swaps - Interest Rate(2)	(14,469)	—	(14,469)	—
Swaps - Total Return(2)	(31,922)	—	(31,922)	—
TBA Sale Commitments	(10,643,076)	—	(10,643,076)	—
Written Options	(304,398)	(292,442)	(11,956)	—

Total	$(13,343,109)	$(1,082,779)	$(12,260,330)	$—

(1) For the period ended July 31, 2017, investments valued at $934,710 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $5,879,726 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 95.1%
	Automobiles & Components - 2.1%
1,759,443	Chongqing Changan Automobile Co., Ltd. Class B	$	2,333,670
117,991	General Motors Co.		4,245,316
106,100	Goodyear Tire & Rubber Co.		3,343,211
52,395	Magna International, Inc.		2,498,822
73,170	Mazda Motor Corp.		1,099,949
103,211	Tata Motors Ltd. ADR		3,554,587
118,300	Toyo Tire & Rubber Co., Ltd.		2,428,290
21,274	Volkswagen AG (Preference Shares)		3,271,706

			22,775,551

	Banks - 10.1%
1,126,816	Banco Santander S.A.		7,671,552
194,258	Bank of America Corp.		4,685,503
348,416	Bank of Ireland Group plc*		2,907,808
38,900	Bank of Montreal		2,950,378
46,843	Bank of Nova Scotia		2,918,787
40,834	BNP Paribas S.A.		3,164,458
329,675	CaixaBank S.A.		1,717,160
28,100	Canadian Imperial Bank of Commerce		2,439,127
267,102	Citigroup, Inc.		18,283,132
46,994	Citizens Financial Group, Inc.		1,648,550
462,927	FinecoBank Banca Fineco S.p.A.		4,057,247
465,784	Genworth Mortgage Insurance Australia Ltd.		1,121,590
76,015	HDFC Bank Ltd.		2,186,440
259,889	HSBC Holdings plc		2,602,764
940,833	ICICI Bank Ltd.		4,427,219
644,894	ICICI Bank Ltd. ADR		6,003,963
85,778	IndusInd Bank Ltd.		2,200,501
283,800	Itau Unibanco Holding S.A. ADR		3,380,058
21,058	JP Morgan Chase & Co.		1,933,124
139,579	LIC Housing Finance Ltd.		1,501,500
190,200	Mitsubishi UFJ Financial Group, Inc.		1,206,650
51,623	PNC Financial Services Group, Inc.		6,649,042
327,500	Public Bank Bhd		1,551,339
59,400	Royal Bank of Canada		4,431,357
123,700	Sberbank of Russia PJSC ADR		1,440,200
320,681	State Bank of India		1,561,568
80,900	Toronto-Dominion Bank		4,170,397
257,742	UniCredit S.p.A.*		5,065,646
76,759	Wells Fargo & Co.		4,140,381

			108,017,441

	Capital Goods - 5.9%
23,675	3M Co.		4,762,700
56,915	AerCap Holdings N.V.*		2,794,526
32,953	Airbus SE		2,753,440
70,737	Alstom S.A.		2,534,232
108,900	Assa Abloy AB Class B		2,332,958
91,058	Cie de Saint-Gobain		5,052,508
1,534,751	Cobham plc		2,687,110
98,615	Denyo Co., Ltd.		1,733,932
14,246	Eaton Corp. plc		1,114,749
37,404	Fastenal Co.		1,606,876
9,163	General Dynamics Corp.		1,798,972
216,600	Hazama Ando Corp.		1,494,653
135,800	Hino Motors Ltd.		1,598,324
28,875	Honeywell International, Inc.		3,930,465
20,615	Illinois Tool Works, Inc.		2,900,737
499,000	Kawasaki Heavy Industries Ltd.		1,588,765
25,767	Legrand S.A.		1,779,922
106,434	Leonardo S.p.A.		1,854,753
10,096	Lockheed Martin Corp.		2,949,344
7,793	MAN SE		862,995

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

18,292	Middleby Corp.*	$	2,390,399
443,510	Mitsubishi Heavy Industries Ltd.		1,763,330
349,962	QinetiQ Group plc		1,113,118
16,826	Rheinmetall AG		1,679,066
415,090	Sanwa Holdings Corp.		4,494,850
42,150	Ultra Electronics Holdings plc		1,164,963
22,298	United Technologies Corp.		2,643,874

			63,381,561

	Commercial & Professional Services - 1.9%
125,680	Atento S.A.*		1,495,592
156,955	Experian plc		3,118,107
82,836	IHS Markit Ltd.*		3,864,300
63,699	Intertrust N.V.(1)		1,093,777
2,210	Klarna Holding AB*(1)(2)(3)		263,564
103,365	Nippon Kanzai Co., Ltd.		1,858,634
26,020	Republic Services, Inc.		1,671,004
140,256	Steelcase, Inc. Class A		1,914,494
45,975	TransUnion*		2,107,034
32,954	Waste Management, Inc.		2,476,493

			19,862,999

	Consumer Durables & Apparel - 2.1%
143,495	Crocs, Inc.*		1,139,350
10,231,165	Global Brands Group Holding Ltd.*		968,174
183,914	NIKE, Inc. Class B		10,860,122
144,300	Sony Corp.		5,928,466
99,792	Under Armour, Inc. Class C*		1,807,233
38,062	VF Corp.		2,367,076

			23,070,421

	Consumer Services - 3.2%
7,228	Chipotle Mexican Grill, Inc.*		2,484,770
131,346	Compass Group plc		2,802,550
1,727,450	Genting Singapore plc		1,484,211
64,884	Hilton Worldwide Holdings, Inc.		4,057,196
40,700	HIS Co., Ltd.		1,251,396
526,536	Kroton Educacional S.A.		2,546,271
893,688	Ladbrokes Coral Group plc		1,491,602
58,944	Las Vegas Sands Corp.		3,631,540
837,215	Mandarin Oriental International Ltd.		1,691,174
17,414	Marriott International, Inc. Class A		1,814,365
25,593	McDonald’s Corp.		3,970,498
120,464	Melco Resorts & Entertainment Ltd. ADR		2,433,373
26,570	New Oriental Education & Technology Group, Inc. ADR*		2,116,566
105,565	OPAP S.A.		1,214,688
8,768	Wynn Resorts Ltd.		1,134,053

			34,124,253

	Diversified Financials - 3.9%
25,163	American Express Co.		2,144,642
92,340	Amundi S.A.(1)		7,141,772
677,166	Anima Holding S.p.A.(1)		5,495,557
207,587	Cerved Information Solutions S.p.A.		2,380,747
181,788	Deutsche Bank AG		3,237,218
114,674	Deutsche Bank AG		2,045,784
86,600	Hong Kong Exchanges and Clearing Ltd.		2,467,079
215,960	Ichiyoshi Securities Co., Ltd.		1,936,340
43,448	Intercontinental Exchange, Inc.		2,898,416
54,210	Ocelot Partners Ltd.*(1)		528,548
41,667	Schroders plc		1,893,429
53,759	TD Ameritrade Holding Corp.		2,458,399
36,800	Thomson Reuters Corp.		1,685,406
304,502	UBS Group AG*		5,295,431

			41,608,768

	Energy - 2.1%
31,162	Anadarko Petroleum Corp.		1,423,168

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

47,655	Cabot Oil & Gas Corp.	$	1,185,180
39,174	Canadian Natural Resources Ltd.		1,198,724
4,726	Diamondback Energy, Inc.*		453,129
59,393	Halliburton Co.		2,520,639
14,234	Helmerich & Payne, Inc.		720,525
26,983	Hess Corp.		1,201,823
5,139,085	Hilong Holding Ltd.		866,221
82,600	Imperial Oil Ltd.		2,370,506
178,900	Kinder Morgan, Inc.		3,654,927
49,012	Newfield Exploration Co.*		1,408,115
9,366	Pioneer Natural Resources Co.		1,527,594
89,478	Southwestern Energy Co.*		510,025
207,372	Trican Well Service Ltd.*		607,105
134,000	YPF S.A. ADR		2,706,800

			22,354,481

	Food & Staples Retailing - 2.0%
15,926	Costco Wholesale Corp.		2,524,430
10,200	George Weston Ltd.		890,859
155,000	Kroger Co.		3,800,600
27,000	Loblaw Cos. Ltd.		1,470,463
65,600	Seven & I Holdings Co., Ltd.		2,643,985
1,396,000	Wal-Mart de Mexico S.A.B. de C.V.		3,230,738
82,042	Walgreens Boots Alliance, Inc.		6,618,328

			21,179,403

	Food, Beverage & Tobacco - 4.6%
86,243	Altria Group, Inc.		5,603,208
85,333	British American Tobacco plc		5,308,202
418,359	C&C Group plc		1,515,476
7,541	CJ CheilJedang Corp.		2,492,386
88,213	Coca-Cola Co.		4,043,684
140,216	Diageo plc		4,528,551
18,362	Dr Pepper Snapple Group, Inc.		1,673,880
26,000	Ezaki Glico Co., Ltd.		1,367,095
27,228	Heineken N.V.		2,841,219
116,300	Kuala Lumpur Kepong Bhd		673,444
14,660	McCormick & Co., Inc.		1,397,098
69,807	Monster Beverage Corp.*		3,682,319
49,958	Nestle S.A.		4,216,930
33,564	PepsiCo, Inc.		3,913,898
149,400	PPB Group Bhd		588,318
284,740	Treasury Wine Estates Ltd.		2,772,162
577,983	Vina Concha y Toro S.A.		931,565
632,329	Yantai Changyu Pioneer Wine Co., Ltd. Class B		1,607,959

			49,157,394

	Health Care Equipment & Services - 4.6%
20,971	Aetna, Inc.		3,236,035
14,329	Becton Dickinson and Co.		2,885,860
82,821	Cardinal Health, Inc.		6,398,750
14,593	Celltrion Healthcare Co., Ltd.*		648,766
36,056	Danaher Corp.		2,938,203
21,511	Edwards Lifesciences Corp.*		2,477,637
30,341	Envision Healthcare Corp.*		1,712,143
33,646	HCA Healthcare, Inc.*		2,703,120
125,367	Hologic, Inc.*		5,542,475
45,910	McKesson Corp.		7,431,452
45,899	Medtronic plc		3,854,139
15,881	Quest Diagnostics, Inc.		1,720,071
2,352,780	Shandong Weigao Group Medical Polymer Co., Ltd. Class H		1,896,002
30,662	STERIS plc		2,509,685
20,228	UnitedHealth Group, Inc.		3,879,933

			49,834,271

	Household & Personal Products - 1.7%
13,465	Beiersdorf AG		1,477,634

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

44,356	Colgate-Palmolive Co.	$	3,202,503
223,543	Coty, Inc. Class A		4,578,161
16,997	Estee Lauder Cos., Inc. Class A		1,682,533
21,774	Procter & Gamble Co.		1,977,515
17,366	Reckitt Benckiser Group plc		1,688,449
53,725	Unilever N.V.		3,125,183

			17,731,978

	Insurance - 3.0%
266,000	AIA Group Ltd.		2,092,224
77,802	American International Group, Inc.		5,092,141
132,566	AXA S.A.		3,915,134
29,804	Chubb Ltd.		4,365,094
18,100	Intact Financial Corp.		1,406,044
35,164	Marsh & McLennan Cos., Inc.		2,741,737
80,502	MetLife, Inc.		4,427,610
108,300	Sony Financial Holdings, Inc.		1,872,295
52,700	T&D Holdings, Inc.		777,418
63,900	Tokio Marine Holdings, Inc.		2,687,203
21,416	Willis Towers Watson plc		3,188,414

			32,565,314

	Materials - 5.5%
77,468	ArcelorMittal*		2,026,563
103,357	BillerudKorsnas AB		1,634,319
27,487	Celanese Corp. Series A		2,643,425
380,388	Cemex S.A.B. de C.V. ADR*		3,693,568
41,829	Constellium N.V. Class A*		368,095
144,406	CRH plc		5,058,578
19,291	Ecolab, Inc.		2,540,046
121,836	First Quantum Minerals Ltd.		1,346,621
1,326,876	Glencore plc*		5,853,373
55,227	International Paper Co.		3,036,381
84,915	KapStone Paper & Packaging Corp.		1,941,157
406,703	Klondex Mines Ltd.*		1,295,056
64,486	LafargeHolcim Ltd.*		3,853,115
6,361	LG Chem Ltd.		1,864,891
12,504	Packaging Corp. of America		1,368,938
167,992	Platform Specialty Products Corp.*		2,353,568
19,867	PPG Industries, Inc.		2,091,002
15,583	Praxair, Inc.		2,028,283
16,340	Randgold Resources Ltd. ADR		1,518,640
42,029	Reliance Steel & Aluminum Co.		3,041,218
44,217	Smurfit Kappa Group plc		1,314,884
39,600	Southern Copper Corp.		1,557,864
245,000	Sumitomo Chemical Co., Ltd.		1,431,809
476,130	Sumitomo Osaka Cement Co., Ltd.		2,228,676
547,340	Taiheiyo Cement Corp.		2,053,772
23,431	WestRock Co.		1,345,408

			59,489,250

	Media - 2.4%
25,576	CJ E&M Corp.		1,706,376
33,402	DISH Network Corp. Class A*		2,138,730
410,300	Grupo Televisa S.A.B. Series CPO, UNIT		2,188,574
132,230	Nippon Television Holdings, Inc.		2,260,719
352,208	SES S.A.		8,285,402
119,325	Viacom, Inc. Class B		4,166,829
47,098	Walt Disney Co.		5,177,483

			25,924,113

	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
8,055	Agilent Technologies, Inc.		481,608
39,410	Alder Biopharmaceuticals, Inc.*		423,657
17,966	Allergan plc		4,533,361
28,191	AstraZeneca plc		1,680,270
76,791	AstraZeneca plc ADR		2,317,552

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

6,549	Biogen, Inc.*	$	1,896,525
217,065	Bristol-Myers Squibb Co.		12,350,998
18,112	Celgene Corp.*		2,452,546
23,900	Eisai Co., Ltd.		1,280,837
24,074	Ionis Pharmaceuticals, Inc.*		1,261,478
29,903	Johnson & Johnson		3,968,726
64,428	Merck & Co., Inc.		4,115,661
121,967	Mylan N.V.*		4,755,493
50,348	Novartis AG		4,288,528
50,650	Ono Pharmaceutical Co., Ltd.		1,108,006
6,109	Regeneron Pharmaceuticals, Inc.*		3,003,307
12,001	Roche Holding AG		3,038,285
8,496	TESARO, Inc.*		1,084,599
141,070	Teva Pharmaceutical Industries Ltd. ADR		4,538,222

			58,579,659

	Real Estate - 3.3%
31,699	American Tower Corp. REIT		4,321,525
67,140	Axiare Patrimonio SOCIMI S.A. REIT		1,253,803
343,305	BR Malls Participacoes S.A.		1,453,213
1,296,220	Corp. Inmobiliaria Vesta S.A.B. de C.V.		1,958,619
88,520	Daiwa House Industry Co., Ltd.		3,087,699
141,376	Grivalia Properties REIC A.E. REIT		1,522,985
914,447	Hibernia plc REIT		1,530,616
106,534	Host Hotels & Resorts, Inc. REIT		1,987,924
104,730	Merlin Properties Socimi S.A. REIT		1,409,424
1,771,850	New South Resources Ltd.*		2,119,220
341,247	Oberoi Realty Ltd.*		2,053,824
22,662	Public Storage REIT		4,658,627
107,844	Realogy Holdings Corp.		3,580,421
9,611	Simon Property Group, Inc. REIT		1,523,343
76,132	STORE Capital Corp. REIT		1,780,727
18,274	Vonovia SE		740,551
4,081	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)		211,437

			35,193,958

	Retailing - 2.4%
24,593	Advance Auto Parts, Inc.		2,754,662
727,000	Allstar Co.*(1)(2)(3)		14,540
38,380	Ctrip.com International Ltd. ADR*		2,292,437
7,419	Expedia, Inc.		1,160,851
5,968	Honest Co.*(1)(2)(3)		177,727
5,907	JAND, Inc. Class A*(1)(2)(3)		46,784
23,290	Lowe’s Cos., Inc.		1,802,646
22,696	Netflix, Inc.*		4,122,955
1,463	Priceline Group, Inc.*		2,967,696
39,086	TJX Cos., Inc.		2,748,137
16,188	Tory Burch LLC*(1)(2)(3)		716,637
8,838	Ulta Salon Cosmetics & Fragrance, Inc.*		2,220,194
22,200	Wayfair, Inc. Class A*		1,694,970
59,564	Zalando SE*(1)		2,665,924

			25,386,160

	Semiconductors & Semiconductor Equipment - 3.2%
370,668	Advanced Micro Devices, Inc.*		5,044,791
9,536	Broadcom Ltd.		2,352,150
35,835	Microchip Technology, Inc.		2,868,233
28,308	Micron Technology, Inc.*		796,021
17,589	NVIDIA Corp.		2,858,388
203,082	QUALCOMM, Inc.		10,801,932
40,230	Silicon Motion Technology Corp. ADR		1,653,855
14,140	Skyworks Solutions, Inc.		1,482,862
682,630	Taiwan Semiconductor Manufacturing Co., Ltd.		4,825,443
38,600	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		1,388,056
20,900	Teradyne, Inc.		722,931

			34,794,662

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Software & Services - 11.4%
56,974	Accenture plc Class A	$	7,339,391
25,514	Activision Blizzard, Inc.		1,576,255
18,721	Adobe Systems, Inc.*		2,742,439
89,543	Alibaba Group Holding Ltd. ADR*		13,874,688
16,133	Alliance Data Systems Corp.		3,894,990
1,481	Alphabet, Inc. Class A*		1,400,285
7,061	Alphabet, Inc. Class C*		6,570,260
25,375	Amdocs Ltd.		1,704,439
13,358	Autodesk, Inc.*		1,479,933
27,377	Automatic Data Processing, Inc.		3,255,399
75,898	Birst, Inc. Escrow*(1)(2)(3)		14,421
75,898	Birst, Inc. Escrow*(1)(2)(3)		—
43,919	ChinaCache International Holdings Ltd. ADR*		36,453
13,827	CoStar Group, Inc.*		3,810,030
71,642	Descartes Systems Group, Inc.*		1,797,443
89,400	Facebook, Inc. Class A*		15,130,950
50,750	Genpact Ltd.		1,471,750
33,295	Global Payments, Inc.		3,142,049
56,953	GoDaddy, Inc. Class A*		2,447,840
271,552	Just Eat plc*		2,224,255
61,435	Microsoft Corp.		4,466,324
6,967	NetEase, Inc. ADR		2,168,688
97,911	Nets A/S*(1)		2,359,620
73,200	Nexon Co., Ltd.*		1,521,423
7,000	Nintendo Co., Ltd.		2,377,301
38,574	PayPal Holdings, Inc.*		2,258,508
20,267	Salesforce.com, Inc.*		1,840,244
52,353	ServiceNow, Inc.*		5,782,389
76,600	Tencent Holdings Ltd.		3,057,410
13,004	Trade Desk, Inc. Class A*		693,243
9,800	Ultimate Software Group, Inc.*		2,211,958
28,813	Veracode, Inc.*(1)(2)(3)		115,828
54,673	Verint Systems, Inc.*		2,167,784
35,439	Visa, Inc. Class A		3,528,307
54,568	Workday, Inc. Class A*		5,571,938
223,161	Yandex N.V. Class A*		6,467,206
48,948	Zillow Group, Inc. Class C*		2,210,492

			122,711,933

	Technology Hardware & Equipment - 3.0%
36,513	Acacia Communications, Inc.*		1,598,174
260,000	Catcher Technology Co., Ltd.		2,988,155
219,900	Flex Ltd.*		3,516,201
59,800	Keysight Technologies, Inc.*		2,487,082
12,000	Largan Precision Co., Ltd.		2,189,511
357,429	Nokia Oyj		2,280,820
4,192	Samsung Electronics Co., Ltd.		9,014,808
24,454	Samsung SDI Co., Ltd.		3,674,629
31,074	Western Digital Corp.		2,645,019
1,128,020	WPG Holdings Ltd.		1,579,730

			31,974,129

	Telecommunication Services - 2.2%
24,700	BCE, Inc.		1,159,370
441,607	BT Group plc		1,827,501
148,190	Hellenic Telecommunications Organization S.A.		1,891,107
139,195	KDDI Corp.		3,688,247
94,918	KT Corp. ADR		1,726,558
86,500	Nippon Telegraph & Telephone Corp.		4,233,153
713,400	Singapore Telecommunications Ltd.		2,088,634
62,700	SoftBank Group Corp.		5,053,466
128,702	Sprint Corp.*		1,027,042
32,700	TELUS Corp.		1,181,056

			23,876,134

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Transportation - 3.3%
649,715	Air New Zealand Ltd.	$	1,635,703
143,300	Azul S.A. (Preference Shares)*		1,254,538
62,480	Canadian National Railway Co.		4,937,261
54,261	CSX Corp.		2,677,238
35,441	Delta Air Lines, Inc.		1,749,368
11,155	DSV A/S		720,230
35,230	Genesee & Wyoming, Inc. Class A*		2,295,587
52,525	Hitachi Transport System Ltd.		1,209,002
20,120	J.B. Hunt Transport Services, Inc.		1,825,085
54,500	Japan Airlines Co., Ltd.		1,760,864
33,453	Knight Transportation, Inc.		1,192,599
11,440	Kuehne + Nagel International AG		1,992,203
87,700	Localiza Rent a Car S.A.		1,459,628
240,660	Swift Transportation Co.*		6,136,830
41,707	United Parcel Service, Inc. Class B		4,599,865

			35,446,001

	Utilities - 5.7%
28,216	Ameren Corp.		1,582,918
36,111	American Electric Power Co., Inc.		2,547,270
20,215	American Water Works Co., Inc.		1,639,436
15,264	Atmos Energy Corp.		1,324,305
713,000	China Longyuan Power Group Corp. Ltd. Class H		521,442
737,600	Cia de Saneamento do Parana (Preference Shares)		2,507,275
33,439	CMS Energy Corp.		1,546,219
26,397	Consolidated Edison, Inc.		2,187,255
37,953	Dominion Energy, Inc.		2,929,213
17,720	DTE Energy Co.		1,897,103
38,654	Duke Energy Corp.		3,290,228
89,924	E.ON SE		889,595
27,064	Edison International		2,129,396
15,900	Emera, Inc.		591,747
31,036	Eversource Energy		1,886,678
46,000	Fortis, Inc.		1,677,289
41,900	Hydro One Ltd.(1)		751,461
505,161	Iberdrola S.A.		3,982,152
222,740	Infraestructura Energetica Nova, S.A.B. de C.V.		1,261,182
275,099	National Grid plc		3,404,040
25,289	NextEra Energy, Inc.		3,694,470
831,331	NTPC Ltd.		2,128,170
36,901	PG&E Corp.		2,497,829
15,456	Pinnacle West Capital Corp.		1,340,499
364,405	Power Assets Holdings Ltd.		3,609,347
45,454	Public Service Enterprise Group, Inc.		2,044,066
59,315	Southern Co.		2,842,968
30,371	WEC Energy Group, Inc.		1,912,462
45,234	Xcel Energy, Inc.		2,140,021

			60,756,036

	Total Common Stocks (cost $923,329,540)	$	1,019,795,870

Exchange Traded Funds - 1.4%
	Other Investment Pools & Funds - 1.4%
225,478	iShares MSCI ACWI ETF	$	15,170,160

	Total Exchange Traded Funds (cost $15,129,574)	$	15,170,160

Preferred Stocks - 1.7%
	Capital Goods - 0.1%
198,151	Lithium Technology Corp. *(1)(2)(3)	$	885,735

	Commercial & Professional Services - 0.0%
15,711	Rubicon Global Holdings LLC Series C *(1)(2)(3)		418,379

	Consumer Durables & Apparel - 0.0%
46,766	One Kings Lane, Inc. *(1)(2)(3)		9,606

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Consumer Services - 0.1%
5,648	Airbnb, Inc. Series E *(1)(2)(3)		$	593,040
121,867	DraftKings, Inc. *(1)(2)(3)			221,798
53,295	DraftKings, Inc. Series E *(1)(2)(3)			92,200

				907,038

	Real Estate - 0.3%
41,049	Redfin Corp. Series G *(1)(2)(3)			893,112
20,282	WeWork Companies, Inc. Class D-1 *(1)(2)(3)			1,050,811
15,935	WeWork Companies, Inc. Class D-2 *(1)(2)(3)			825,592

				2,769,515

	Retailing - 0.1%
225,050	Coupang LLC *(1)(2)(3)			1,120,749
13,190	JAND, Inc. Series D *(1)(2)(3)			125,437

				1,246,186

	Software & Services - 1.1%
14,984	Cloudera, Inc. *(1)(2)(3)			246,125
10,669	Dropbox, Inc. Series C *(1)(2)(3)			177,959
243,469	Essence Group Holdings Corp. *(1)(2)(3)			499,111
26,099	ForeScout Technologies, Inc. *(1)(2)(3)			283,696
5,988	General Assembly Space, Inc. *(1)(2)(3)			293,537
38,688	Lookout, Inc. Series F *(1)(2)(3)			308,730
51,890	MarkLogic Corp. Series F *(1)(2)(3)			513,192
249,735	Pinterest, Inc. Series G *(1)(2)(3)			1,792,871
168,432	Uber Technologies, Inc. *(1)(2)(3)			6,983,191
160,709	Zuora, Inc. Series F *(1)(2)(3)			732,833

				11,831,245

	Total Preferred Stocks (cost $12,117,710)		$	18,067,704

Convertible Preferred Stocks - 0.1%
	Retailing - 0.1%
13,926	Honest Co. Series C *(1)(2)(3)			421,957

	Total Convertible Preferred Stocks (cost $376,800)		$	421,957

Warrants - 0.0%
	Diversified Financials - 0.0%
54,210	Ocelot Partners Ltd. Expires 4/1/20*			27,105

	Total Warrants (cost $542)		$	27,105

	Total Long-Term Investments (cost $950,954,166)		$	1,053,482,796

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
18,342,524	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		$	18,342,524

	Total Short-Term Investments (cost $18,342,524)		$	18,342,524

	Total Investments (cost $969,296,690)^	100.0%	$	1,071,825,320
	Other Assets and Liabilities	0.0%		96,471

	Total Net Assets	100.0%	$	1,071,921,791

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	126,940,790
Unrealized Depreciation		(24,412,160)

Net Unrealized Appreciation	$	102,528,630

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $40,087,258, which represented 3.7% of total net assets.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost
07/2015	5,648	Airbnb, Inc. Series E Preferred	$	525,797
08/2011	727,000	Allstar Co.		316,259
03/2015	75,898	Birst, Inc. Escrow		—
03/2015	75,898	Birst, Inc. Escrow		—
02/2014	14,984	Cloudera, Inc. Preferred		218,167
11/2014	225,050	Coupang LLC Preferred		700,608
12/2014	121,867	DraftKings, Inc. Preferred		219,517
12/2015	53,295	DraftKings, Inc. Series E Preferred		78,639
01/2014	10,669	Dropbox, Inc. Series C Preferred		203,791
05/2014	243,469	Essence Group Holdings Corp. Preferred		384,997
11/2015	26,099	ForeScout Technologies, Inc. Preferred		309,717
07/2015	5,988	General Assembly Space, Inc. Preferred		293,537
01/2015	5,968	Honest Co.		161,478
08/2014	13,926	Honest Co. Series C Convertible Preferred		376,800
04/2015	5,907	JAND, Inc. Class A		67,844
04/2015	13,190	JAND, Inc. Series D Preferred		151,491
08/2015	2,210	Klarna Holding AB		242,394
08/2014	198,151	Lithium Technology Corp. Preferred		965,788
07/2014	38,688	Lookout, Inc. Series F Preferred		441,937
04/2015	51,890	MarkLogic Corp. Series F Preferred		602,661
01/2014	46,766	One Kings Lane, Inc. Preferred		681,961
03/2015	249,735	Pinterest, Inc. Series G Preferred		1,792,871
12/2014	41,049	Redfin Corp. Series G Preferred		406,102
09/2015	15,711	Rubicon Global Holdings LLC Series C Preferred		313,599
11/2013	16,188	Tory Burch LLC		1,268,749
06/2014	168,432	Uber Technologies, Inc. Preferred		2,612,894
04/2017	28,813	Veracode, Inc.		—
12/2014	4,081	WeWork Companies, Inc. Class A, REIT		67,953
12/2014	20,282	WeWork Companies, Inc. Class D-1 Preferred		337,719
12/2014	15,935	WeWork Companies, Inc. Class D-2 Preferred		265,336
01/2015	160,709	Zuora, Inc. Series F Preferred		610,581

			$	14,619,187

At July 31, 2017, the aggregate value of these securities was $20,050,599, which represents 1.9% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $20,050,599, which represented 1.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at July 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
JPY	Sell	09/20/17	SSG	$5,909,047	$5,869,710	$39,337

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
SSG	State Street Global Markets LLC

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
PJSC	Private Joint Stock Company
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$22,775,551	$15,975,606	$6,799,945	$—
Banks	108,017,441	68,728,047	39,289,394	—
Capital Goods	63,381,561	29,579,752	33,801,809	—
Commercial & Professional Services	19,862,999	14,622,694	4,976,741	263,564
Consumer Durables & Apparel	23,070,421	16,173,781	6,896,640	—
Consumer Services	34,124,253	28,586,096	5,538,157	—
Diversified Financials	41,608,768	11,761,195	29,847,573	—
Energy	22,354,481	21,488,260	866,221	—
Food & Staples Retailing	21,179,403	18,535,418	2,643,985	—
Food, Beverage & Tobacco	49,157,394	23,349,446	25,807,948	—
Health Care Equipment & Services	49,834,271	47,938,269	1,896,002	—
Household & Personal Products	17,731,978	14,565,895	3,166,083	—
Insurance	32,565,314	21,221,040	11,344,274	—
Materials	59,489,250	35,510,717	23,978,533	—
Media	25,924,113	13,671,616	12,252,497	—
Pharmaceuticals, Biotechnology & Life Sciences	58,579,659	47,183,733	11,395,926	—
Real Estate	35,193,958	24,041,187	10,941,334	211,437
Retailing	25,386,160	21,764,548	2,665,924	955,688
Semiconductors & Semiconductor Equipment	34,794,662	29,969,219	4,825,443	—
Software & Services	122,711,933	113,401,295	9,180,389	130,249
Technology Hardware & Equipment	31,974,129	10,246,476	21,727,653	—
Telecommunication Services	23,876,134	6,985,133	16,891,001	—
Transportation	35,446,001	28,127,999	7,318,002	—
Utilities	60,756,036	46,221,290	14,534,746	—
Exchange Traded Funds	15,170,160	15,170,160	—	—
Preferred Stocks	18,067,704	—	—	18,067,704
Convertible Preferred Stocks	421,957	—	—	421,957
Warrants	27,105	27,105	—	—
Short-Term Investments	18,342,524	18,342,524	—	—
Foreign Currency Contracts(2)	39,337	—	39,337	—

Total	$1,071,864,657	$743,188,501	$308,625,557	$20,050,599

(1) For the period ended July 31, 2017 investments valued at $11,080,725 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor; there were no transfers from Level 1 to Level 2 and there were no transfers in or out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2017:

Investments in Securities	Common Stocks	Convertible Preferred Stocks	Corporate Bonds	Preferred Stocks	Total

Beginning balance	$3,362,849	$522,364	$78,639	$21,174,525	$25,138,377
Conversions*	-	-	(78,639)	78,639	-
Accrued Discounts (Premiums)	-	-	-	-	-
Realized Gain (Loss)	(793,263)	-	-	222,687	(570,576)
Change in Unrealized Appreciation (Depreciation)	20,268	(100,406)	-	(691,490)	(771,628)
Net Purchases	-	-	-	-	-
Net Sales	(1,028,917)	-	-	(1,675,464)	(2,704,381)
Net Transfers in to Level 3	-	-	-	-	-
Net Transfers out of Level 3	-	-	-	(1,041,193)	(1,041,193)

Ending balance	$1,560,937	$421,958	$-	$18,067,704	$20,050,599

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

*Private Equity security that was a convertible note is now trading as a preferred stock.

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2017 was $219,645.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Equity Income Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.3%
	Belgium - 1.5%
19,038	Anheuser-Busch InBev N.V.	$	2,296,601

	Canada - 1.3%
19,928	Agrium, Inc.		1,994,793

	China - 3.5%
328,000	ENN Energy Holdings Ltd.		2,226,740
2,314,000	Jiangsu Expressway Co., Ltd. Class H		3,357,321

			5,584,061

	Finland - 1.5%
363,348	Nokia Oyj		2,318,590

	France - 2.7%
20,669	ICADE REIT		1,774,646
50,171	Total S.A.		2,551,380

			4,326,026

	Germany - 5.7%
60,855	Deutsche Post AG		2,360,720
253,703	E.ON SE		2,509,819
38,768	Innogy SE(1)		1,628,252
17,990	Siemens AG		2,441,272

			8,940,063

	Italy - 4.9%
119,542	Assicurazioni Generali S.p.A.		2,168,277
98,155	Banca Generali S.p.A.		3,481,918
601,343	Intesa Sanpaolo S.p.A.		2,070,080

			7,720,275

	Japan - 5.4%
13,100	Daito Trust Construction Co., Ltd.		2,214,206
43,192	Eisai Co., Ltd.		2,314,725
81,300	ITOCHU Corp.		1,274,906
116,700	NTT DoCoMo, Inc.		2,710,007

			8,513,844

	Luxembourg - 3.6%
45,023	Millicom International Cellular S.A.		2,821,209
120,013	SES S.A.		2,823,207

			5,644,416

	Netherlands - 3.6%
157,691	ING Groep N.V.		2,946,273
97,697	Royal Dutch Shell plc Class B		2,783,163

			5,729,436

	Russia - 1.3%
178,800	Sberbank of Russia PJSC ADR		2,081,712

	Sweden - 1.7%
207,865	Nordea Bank AB		2,622,815

	Switzerland - 4.9%
16,051	Roche Holding AG		4,063,620
12,205	Zurich Insurance Group AG		3,719,834

			7,783,454

	Taiwan - 1.3%
185,000	Catcher Technology Co., Ltd.		2,126,187

	United Kingdom - 12.8%
46,572	AstraZeneca plc		2,775,833
14,829	AstraZeneca plc ADR		447,539
98,102	British American Tobacco plc		6,102,507
448,693	BT Group plc		1,856,825
697,344	Centrica plc		1,826,811
128,778	National Grid plc		1,593,483

Hartford Global Equity Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

76,704	Persimmon plc	$	2,534,371
51,262	Unilever N.V.		2,987,427

			20,124,796

	United States - 43.6%
3,797	BlackRock, Inc.		1,619,534
48,269	Bristol-Myers Squibb Co.		2,746,506
88,700	Brixmor Property Group, Inc. REIT		1,737,633
19,061	Caterpillar, Inc.		2,172,001
29,627	Chevron Corp.		3,234,972
91,372	Cisco Systems, Inc.		2,873,649
32,400	Dow Chemical Co.		2,081,376
5,998	Dropbox, Inc. Class B*(1)(2)(3)		70,597
37,089	Eaton Corp. plc		2,902,214
25,601	Edison International		2,014,287
102,337	Intel Corp.		3,629,893
91,653	International Paper Co.		5,039,082
35,540	JP Morgan Chase & Co.		3,262,572
38,500	L Brands, Inc.		1,786,015
17,800	LyondellBasell Industries N.V. Class A		1,603,602
104,706	Marathon Oil Corp.		1,280,554
26,500	Marsh & McLennan Cos., Inc.		2,066,205
45,629	Maxim Integrated Products, Inc.		2,073,382
79,552	Merck & Co., Inc.		5,081,782
41,970	MetLife, Inc.		2,308,350
53,130	Microsoft Corp.		3,862,551
81,400	Park Hotels & Resorts, Inc. REIT		2,192,102
20,500	Philip Morris International, Inc.		2,392,555
19,006	PNC Financial Services Group, Inc.		2,447,973
64,615	QUALCOMM, Inc.		3,436,872
27,209	Verizon Communications, Inc.		1,316,916
38,800	Wells Fargo & Co.		2,092,872
46,000	Weyerhaeuser Co. REIT		1,518,920

			68,844,967

	Total Common Stocks (cost $138,448,826)	$	156,652,036

Warrants - 0.0%
	United States - 0.0%
1,471	Emergent Capital, Inc. Expires 4/11/19*(3)		—

	Total Warrants (cost $—)	$	—

	Total Long-Term Investments (cost $138,448,826)	$	156,652,036

Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
1,415,715	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$	1,415,715

	Total Short-Term Investments (cost $1,415,715)	$	1,415,715

Hartford Global Equity Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total Investments (cost $139,864,541)^	100.2%	$	158,067,751
Other Assets and Liabilities	(0.2)%		(262,469)

Total Net Assets	100.0%	$	157,805,282

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$21,433,315
Unrealized Depreciation	(3,230,105)

Net Unrealized Appreciation	$18,203,210

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $1,698,849, which represented 1.1% of total net assets.
(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of this security was $70,597, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
05/2012	5,998	Dropbox, Inc. Class B	$54,292
04/2016	1,471	Emergent Capital, Inc. Warrants	—

			$54,292

At July 31, 2017, the aggregate value of these securities was $70,597, which represents 0.0% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Global Equity Income Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Belgium	$2,296,601	$—	$2,296,601	$—
Canada	1,994,793	1,994,793	—	—
China	5,584,061	—	5,584,061	—
Finland	2,318,590	—	2,318,590	—
France	4,326,026	—	4,326,026	—
Germany	8,940,063	—	8,940,063	—
Italy	7,720,275	—	7,720,275	—
Japan	8,513,844	—	8,513,844	—
Luxembourg	5,644,416	—	5,644,416	—
Netherlands	5,729,436	—	5,729,436	—
Russia	2,081,712	—	2,081,712	—
Sweden	2,622,815	—	2,622,815	—
Switzerland	7,783,454	—	7,783,454	—
Taiwan	2,126,187	—	2,126,187	—
United Kingdom	20,124,796	447,539	19,677,257	—
United States	68,844,967	68,774,370	—	70,597
Warrants	—	—	—	—
Short-Term Investments	1,415,715	1,415,715	—	—

Total	$158,067,751	$72,632,417	$85,364,737	$70,597

(1)	For the period ended July 31, 2017, investments valued at $1,257,533 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor. There were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 64.8%
	Automobiles & Components - 0.3%
1,316	Goodyear Tire & Rubber Co.	$41,467
17,170	NOK Corp.	393,022
15,885	Toyoda Gosei Co., Ltd.	374,799

		809,288

	Banks - 2.0%
77,270	Banca Popolare dell’Emilia Romagna SC	424,485
127,964	CaixaBank S.A.	666,519
73,367	HSBC Holdings plc	734,764
12,402	KB Financial Group, Inc.	659,417
100,790	Mitsubishi UFJ Financial Group, Inc.	639,423
378,620	Mizuho Financial Group, Inc.	673,328
57,523	Standard Chartered plc*	643,007
18,065	Sumitomo Mitsui Financial Group, Inc.	697,052
16,855	Sumitomo Mitsui Trust Holdings, Inc.	618,967
33,575	UniCredit S.p.A.*	659,881

		6,416,843

	Capital Goods - 1.7%
38	Acuity Brands, Inc.	7,701
5,409	Advanced Drainage Systems, Inc.	111,155
2,512	AGCO Corp.	181,216
2,431	Altra Industrial Motion Corp.	108,301
9,900	Arconic, Inc.	245,421
77,677	Beijing Enterprises Holdings Ltd.	412,235
53,200	Chiyoda Corp.	319,527
13,327	Cie de Saint-Gobain	739,471
3,730	CNK International Co., Ltd.*(1)(2)	1,033
4,416	Deere & Co.	566,484
1,911	Fastenal Co.	82,097
1,849	Granite Construction, Inc.	90,638
21,350	Japan Steel Works Ltd.	352,600
4,606	JELD-WEN Holding, Inc.*	150,386
20,200	JGC Corp.	323,586
10,730	Kubota Corp.	186,328
802	Masonite International Corp.*	62,275
1,896	Middleby Corp.*	247,769
11,040	Milacron Holdings Corp.*	198,499
8,082	NOW, Inc.*	128,746
3,297	PGT Innovations, Inc.*	42,861
4,528	Rexel S.A.	71,703
2,062	Sterling Construction Co., Inc.*	26,352
1,535	Sun Hydraulics Corp.	63,488
5,768	Vinci S.A.	516,503
1,064	WESCO International, Inc.*	54,530

		5,290,905

	Commercial & Professional Services - 0.2%
4,849	Clean Harbors, Inc.*	275,423
176,161	Hays plc	387,400

		662,823

	Consumer Durables & Apparel - 0.0%
570	Lennar Corp. Class A	29,891
6,025	TRI Pointe Group, Inc.*	80,132

		110,023

	Diversified Financials - 0.4%
2,645,870	G-Resources Group Ltd.*	34,544
6,750	Julius Baer Group Ltd.*	382,098
43,412	UBS Group AG*	754,955
46,166	Uranium Participation Corp.*	141,451

		1,313,048

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (unaudited)

	Energy - 35.8%
37,977	Anadarko Petroleum Corp.	$	1,734,410
4,000	Antero Midstream GP L.P.*		84,920
5,149	Apache Corp.		254,773
2,261	Baytex Energy Corp.*		6,308
698,972	BP plc		4,105,588
53,641	BP plc ADR		1,884,945
497,669	Buru Energy Ltd.*		83,608
38,633	Cabot Oil & Gas Corp.		960,803
19,387	Calfrac Well Services Ltd.*		52,559
119	California Resources Corp.*		966
36,837	Callon Petroleum Co.*		416,995
51,425	Cameco Corp.		527,106
11,090	Cameco Corp.		113,591
12,277	Canadian Natural Resources Ltd.		375,676
44,834	Canadian Natural Resources Ltd.		1,371,181
8,386	Cenovus Energy, Inc.		70,424
24,394	Centennial Resource Development, Inc. Class A*		409,331
75,694	Chevron Corp.		8,265,028
6,021	Cimarex Energy Co.		596,260
900,000	CNOOC Ltd.		1,007,338
3,033	Concho Resources, Inc.*		395,079
53,731	ConocoPhillips		2,437,775
5,376	Continental Resources, Inc.*		179,720
42,248	Cosan Ltd. Class A		309,255
7,194	Denbury Resources, Inc.*		10,503
5,480	Devon Energy Corp.		182,539
8,743	Diamondback Energy, Inc.*		838,279
10,711	Enbridge, Inc.		444,078
7,194	Enbridge, Inc.		298,204
74,287	EnCana Corp.		747,786
215,218	Eni S.p.A.		3,407,577
17,896	Eni S.p.A. ADR		565,156
3,377	Ensco plc Class A		17,864
44,645	EOG Resources, Inc.		4,247,525
5,480	EQT Corp.		349,076
9,334	Extraction Oil & Gas, Inc.*		113,688
185,636	Exxon Mobil Corp.		14,858,305
15,851	Fugro N.V.*		254,601
500,444	Gazprom PJSC ADR		1,948,093
7,610	Halliburton Co.		322,968
29,482	Hess Corp.		1,313,128
50,395	Hunting plc*		311,893
7,594	Husky Energy, Inc.*		87,894
4,458	Imperial Oil Ltd.		127,677
202,685	Inpex Corp.		1,972,436
22,210	Japan Petroleum Exploration Co., Ltd.		461,242
12,651	KazMunaiGas Exploration Production JSC GDR		123,347
33,760	Laredo Petroleum, Inc.*		437,530
47,106	Lukoil PJSC ADR		2,194,915
10,906	Marathon Oil Corp.		133,380
2,814	Marathon Petroleum Corp.		157,556
4,233	Murphy Oil Corp.		112,513
8,091	Nabors Industries Ltd.		62,382
1,533	National Oilwell Varco, Inc.		50,144
60,161	Newfield Exploration Co.*		1,728,426
4,611	Noble Energy, Inc.		133,304
7,530	Novatek PJSC GDR		788,929
76,894	Occidental Petroleum Corp.		4,762,045
179,703	Origin Energy Ltd.*		995,462
18,668	Painted Pony Energy Ltd.*		68,129
6,672	Parsley Energy, Inc. Class A*		195,356
7,544	Pembina Pipeline Corp.		257,104
155,447	Petroleo Brasileiro S.A. ADR*		1,321,300
169,833	Petroleo Brasileiro S.A. ADR*		1,496,229
4,664	Phillips 66		390,610

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

17,778	Pioneer Natural Resources Co.	$	2,899,592
10,223	Plains GP Holdings L.P. Class A*		279,497
943	PrairieSky Royalty Ltd.		23,417
31,138	ProPetro Holding Corp.*		404,794
200,256	PTT Exploration & Production PCL		529,579
51,104	QEP Resources, Inc.*		437,961
51,186	Raging River Exploration, Inc.*		328,034
25,634	Range Resources Corp.		541,134
2,405	Resolute Energy Corp.*		81,674
14,398	Rice Energy, Inc.*		402,712
258,297	Royal Dutch Shell plc Class A		7,294,675
46,016	Royal Dutch Shell plc Class A, ADR		2,601,285
129,791	Royal Dutch Shell plc Class B		3,697,448
12,776	Royal Dutch Shell plc Class B, ADR		739,219
206,546	Saipem S.p.A.*		847,495
778	Schlumberger Ltd.		53,371
5,946	Schoeller-Bleckmann Oilfield Equipment AG*		450,488
11,719	Select Energy Services, Inc. Class A*		181,996
17,639	Seven Generations Energy Ltd. Class A*		306,587
75,742	Snam S.p.A.		358,356
138,021	Statoil ASA		2,593,977
23,974	Statoil ASA ADR		449,752
123,998	Suncor Energy, Inc.		4,044,815
144,060	Surgutneftegas OJSC ADR		627,777
12,172	Targa Resources Corp.		564,903
5,278	Tenaris S.A. ADR		166,468
74,834	Tidewater Midstream and Infrastructure Ltd.		79,831
59,242	Total S.A.		3,012,673
53,896	Total S.A. ADR		2,730,910
2,486	Tourmaline Oil Corp.*		55,134
19,387	TransCanada Corp.		990,537
5,232	Trican Well Service Ltd.*		15,317
2,348	Valero Energy Corp.		161,942
4,624	Vermilion Energy, Inc.		152,285
108,782	Weatherford International plc*		485,168
50,107	Whiting Petroleum Corp.*		263,062
69,724	Woodside Petroleum Ltd.		1,629,491
17,616	WPX Energy, Inc.*		189,900

			114,606,068

	Food & Staples Retailing - 0.3%
7,073	Alimentation Couche-Tard, Inc. Class B		335,397
1,652	Andersons, Inc.		56,911
173,450	J Sainsbury plc		560,410

			952,718

	Food, Beverage & Tobacco - 2.2%
7,469	Adecoagro S.A.*		75,960
3,780	AGT Food & Ingredients, Inc.		77,101
6,578	Archer-Daniels-Midland Co.		277,460
76,872	Astra Agro Lestari Tbk PT		84,955
33,058	Australian Agricultural Co., Ltd.*		43,758
5,628	Bakkafrost P/F		221,102
67,610	BRF S.A.*		800,475
226,380	Bumitama Agri Ltd.		123,618
3,208	Bunge Ltd.		251,475
184,975	China Agri-Industries Holdings Ltd.		82,802
9,836	Darling Ingredients, Inc.*		160,032
192,995	Felda Global Ventures Holdings Bhd		73,492
160,625	First Resources Ltd.		221,499
2,521	Fresh Del Monte Produce, Inc.		129,756
6,529	Glanbia plc		135,258
251,840	Golden Agri-Resources Ltd.		73,331
10,567	GrainCorp Ltd. Class A		73,779
1,575	Hokuto Corp.		28,102
4,418	Ingredion, Inc.		544,828
61,215	IOI Corp. Bhd		63,886

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

110,345	JBS S.A.	$	272,470
5,446	Kernel Holding S.A.		96,354
32,785	Kuala Lumpur Kepong Bhd		189,844
128,425	Marfrig Global Foods S.A.*		264,399
8,115	MHP S.A. GDR		80,825
76,505	Minerva S.A.		304,219
27,416	NEW Zealand King Salmon Investments Ltd.		34,796
5,225	NH Foods Ltd.		154,552
6,064	Origin Enterprises plc		47,235
4,610	Pilgrim’s Pride Corp.*		111,977
6,880	Prima Meat Packers Ltd.		43,923
26,742	PureCircle Ltd.*		128,432
4,894	S&W Seed Co.*		17,129
10,799	Salmar ASA		280,757
51,860	Sao Martinho S.A.		292,033
3,330	Select Harvests Ltd.		13,058
23,190	SLC Agricola S.A.		161,821
20,059	Tate & Lyle plc		177,866
1,693	Tyson Foods, Inc. Class A		107,268
248,480	Wilmar International Ltd.		611,698

			6,933,325

	Insurance - 0.9%
40,835	Assicurazioni Generali S.p.A.		740,674
27,685	Dai-ichi Life Holdings, Inc.		478,230
1,023,701	Shin Kong Financial Holding Co., Ltd.		273,659
51,556	Storebrand ASA		430,040
45,960	T&D Holdings, Inc.		677,991
24,603	Tongyang Life Insurance Co., Ltd.		213,956

			2,814,550

	Materials - 15.0%
11,927	Agnico Eagle Mines Ltd.		557,110
7,640	Agrium, Inc.		764,521
3,000	Alcoa Corp.		109,200
3,700	Allegheny Technologies, Inc.		70,078
211,103	Alrosa PJSC		295,346
77,983	Alumina Ltd.		118,446
89,842	Aluminum Corp. of China Ltd. Class H*		56,288
1,465	American Vanguard Corp.		25,931
17,851	Anglo American Platinum Ltd.*		437,143
90,162	Anglo American plc*		1,491,434
17,068	AngloGold Ashanti Ltd.		172,439
4,862	AngloGold Ashanti Ltd. ADR		48,717
11,965	Antofagasta plc		149,419
18,833	ArcelorMittal*		492,671
19,521	ArcelorMittal*		513,951
2,134	ArcelorMittal South Africa Ltd.*		815
62,304	Barrick Gold Corp.		1,053,561
41,649	Barrick Gold Corp.		704,200
95,556	BHP Billiton Ltd.		1,990,089
27,900	BHP Billiton Ltd. ADR		1,162,314
62,632	BHP Billiton plc		1,142,032
25,500	BHP Billiton plc ADR		928,455
16,364	BlueScope Steel Ltd.		172,387
8,183	Boliden AB		256,897
6,065	Boral Ltd.		33,610
2,092	Buzzi Unicem S.p.A.		52,983
1,782	CAP S.A.		18,757
45,930	Centerra Gold, Inc.*		244,985
42,244	CF Industries Holdings, Inc.		1,239,861
221,450	China BlueChemical Ltd. Class H		62,396
340,578	China Steel Corp.		279,652
11,310	Cia de Minas Buenaventura SAA ADR		138,434
17,507	Cia Siderurgica Nacional S.A.*		42,780
4,100	Cliffs Natural Resources, Inc.*		31,652
1,470	Daido Steel Co., Ltd.		8,946

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

168,518	Eldorado Gold Corp.	$	357,258
3,533	Eldorado Gold Corp.		7,481
42,710	Eregli Demir ve Celik Fabrikalari T.A.S.		95,223
3,842	Feng Hsin Steel Co. Ltd.		6,579
25,175	Fertilizantes Heringer S.A.*		26,642
28,139	First Quantum Minerals Ltd.		311,013
46,059	Fortescue Metals Group Ltd.		211,697
9,632	Franco-Nevada Corp.		697,935
57,904	Freeport-McMoRan, Inc.*		846,556
12,292	Fresnillo plc		249,456
255,292	Galaxy Resources Ltd.*		376,024
28,154	Gerdau S.A. (Preference Shares)		96,244
365,571	Glencore plc*		1,612,678
189,913	Gold Fields Ltd.		757,611
12,276	Gold Fields Ltd. ADR		48,981
47,674	Goldcorp, Inc.		625,960
113,427	Grupo Mexico S.A.B. de C.V. Series B		369,223
1,504	Hecla Mining Co.		8,137
31,158	Hindalco Industries Ltd.		106,659
5,916	Hitachi Metals Ltd.		82,339
2,420	Hyundai Steel Co.		135,488
129,384	Impala Platinum Holdings Ltd.*		345,457
4,394	Industrias CH S.A.B. de C.V. Series B*		21,296
7,685	Industrias Penoles S.A.B. de C.V.		188,645
4,281	International Paper Co.		235,369
11,022	Intrepid Potash, Inc.*		33,397
35,844	Ivanhoe Mines Ltd. Class A*		141,450
1,631	Jastrzebska Spolka Weglowa S.A.*		37,548
15,168	JFE Holdings, Inc.		292,568
40,253	Jiangxi Copper Co., Ltd. Class H		73,376
33,050	JSR Corp.		582,407
19,265	JSW Steel Ltd.		66,445
6,211	KapStone Paper & Packaging Corp.		141,983
4,420	KGHM Polska Miedz S.A.		150,374
173,095	Kinross Gold Corp.*		713,151
8,014	Kobe Steel Ltd.*		100,239
266	Korea Zinc Co., Ltd.		117,268
467	Koza Altin Isletmeleri AS*		4,288
3,935	Kumiai Chemical Industry Co., Ltd.		22,881
16,965	Kyoei Steel Ltd.		261,815
11,737	LafargeHolcim Ltd.*		701,300
25,720	Lonmin plc*		28,080
1,263	Maruichi Steel Tube Ltd.		38,981
3,375	Mitsubishi Materials Corp.		113,380
16,177	MMC Norilsk Nickel PJSC ADR		240,060
10,555	Monsanto Co.		1,233,035
49,218	Mosaic Co.		1,188,123
12,295	Neturen Co., Ltd.		113,177
42,917	Newcrest Mining Ltd.		697,339
47,164	Newmont Mining Corp.		1,753,086
23,162	Nippon Steel & Sumitomo Metal Corp.		568,578
38,447	Norsk Hydro ASA		248,081
3,390	Northam Platinum Ltd.*		11,812
2,003	Northern Star Resources Ltd.		7,096
2,738	Novolipetsk Steel PJSC GDR		57,206
678	Novozymes AS Class B		31,307
16,197	Nucor Corp.		934,081
11,642	Nufarm Ltd.		78,810
2,634	OZ Minerals Ltd.		17,603
84,420	Pacific Metals Co., Ltd.*		226,468
9,806	Petra Diamonds Ltd.*		12,356
2,146	POSCO		641,257
59,745	Potash Corp. of Saskatchewan, Inc.		1,068,629
5,033	Randgold Resources Ltd. ADR		467,767
164,752	Resolute Mining Ltd.		142,289
12,892	Rio Tinto Ltd.		679,608

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

36,681	Rio Tinto plc	$	1,719,129
40,100	Rio Tinto plc ADR		1,899,938
1,170	Royal Bafokeng Platinum Ltd.*		2,725
10,450	Salzgitter AG		468,836
5,371	Severstal PJSC GDR		73,814
86,315	Sibanye Gold Ltd.		110,172
875	Sims Metal Management Ltd.		10,869
341,030	Sinofert Holdings Ltd.*		47,082
27,274	South32 Ltd.		63,647
133,467	South32 Ltd.		311,292
21,200	South32 Ltd. ADR		246,980
2,934	Southern Copper Corp.		115,424
1,572	SSAB AB Class B*		6,491
7,100	Steel Dynamics, Inc.		251,411
15,494	Sumitomo Metal Mining Co., Ltd.		234,001
10,003	Tata Steel Ltd.		88,415
11,487	Teck Resources Ltd. Class B		249,153
14,380	Teck Resources Ltd. Class B		312,110
11,344	ThyssenKrupp AG		336,933
39,660	Tokyo Steel Manufacturing Co., Ltd.		339,973
27,043	Turquoise Hill Resources Ltd.*		88,932
4,700	United States Steel Corp.		110,403
37,643	Vale S.A.		377,836
58,245	Vale S.A. (Preference Shares)		544,842
42,329	Vedanta Ltd.		184,594
3,472	Vicat S.A.		253,597
3,440	Voestalpine AG		174,353
179,513	Western Areas Ltd.*		340,446
24,970	Wheaton Precious Metals Corp.		507,141
51,926	Yamana Gold, Inc.		135,360
12,802	Yamato Kogyo Co., Ltd.		358,845
26,772	Yara International ASA		1,064,085
339,790	Zijin Mining Group Co., Ltd. Class H		123,217

			47,878,196

	Media - 0.2%
13,603	Comcast Corp. Class A		550,242
9,608	SES S.A.		226,020

			776,262

	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
2,876	Genus plc		65,609

	Real Estate - 0.4%
4,611	American Tower Corp. REIT		628,617
6,880	Equity LifeStyle Properties, Inc. REIT		600,624
6,173	Five Point Holdings LLC Class A*		91,978

			1,321,219

	Retailing - 0.2%
92	Home Depot, Inc.		13,763
3,634	Murphy USA, Inc.*		275,203
16,645	Xebio Holdings Co., Ltd.		313,496

			602,462

	Semiconductors & Semiconductor Equipment - 0.1%
2,675	First Solar, Inc.*		131,904
8,285	Tokyo Seimitsu Co., Ltd.		287,376

			419,280

	Software & Services - 0.2%
100,390	Fujitsu Ltd.		747,577

	Telecommunication Services - 0.6%
127,905	BT Group plc		529,309
18,535	KT Corp.		576,333
24,631	NTT DoCoMo, Inc.		571,981

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

17,200	Telefonica Brasil S.A. (Preference Shares)	$257,640

		1,935,263

	Transportation - 0.9%
6,840	Canadian National Railway Co.	540,507
5,059	Covenant Transportation Group, Inc. Class A*	94,856
13,421	D/S Norden A/S*	266,248
2,019	Flughafen Zurich AG	514,923
717	Genesee & Wyoming, Inc. Class A*	46,720
8,485	Hamburger Hafen und Logistik AG	237,306
1,256	J.B. Hunt Transport Services, Inc.	113,932
3,548	Knight Transportation, Inc.	126,486
2,868	Marten Transport Ltd.	45,745
1,470,200	Pacific Basin Shipping Ltd.*	321,238
124,945	PostNL N.V.	591,401
4,810	Schneider National, Inc. Class B	103,992

		3,003,354

	Utilities - 3.4%
12,742	Avangrid, Inc.	578,742
210,535	Centrica plc	551,532
689,620	China Longyuan Power Group Corp. Ltd. Class H	504,344
31,400	Cia Paranaense de Energia (Preference Shares)	260,899
55,378	CK Infrastructure Holdings Ltd.	516,161
116,462	E.ON SE	1,152,129
97,608	Enel S.p.A.	556,785
37,519	Engie S.A.	604,289
91,271	ENN Energy Holdings Ltd.	619,624
320,816	Guangdong Investment Ltd.	451,465
254,000	Huaneng Renewables Corp. Ltd. Class H	77,320
88,625	Iberdrola S.A.	698,625
6,120	Innogy SE(3)	257,039
1,022	NextEra Energy Partners L.P.	42,127
5,058	NextEra Energy, Inc.	738,923
129,503	NTPC Ltd.	331,522
59,061	Osaka Gas Co., Ltd.	236,546
41,775	Power Assets Holdings Ltd.	413,772
4,677	Sempra Energy	528,548
15,231	Severn Trent plc	450,341
25,048	SSE plc	455,833
14,943	UGI Corp.	754,173

		10,780,739

	Total Common Stocks (cost $195,757,756)	$207,439,552

Corporate Bonds - 0.5%
	Construction Materials - 0.1%
$225,000	Eagle Materials, Inc. 4.50%, 08/01/2026	$235,125
125,000	Standard Industries, Inc. 5.38%, 11/15/2024(4)	131,563

		366,688

	Electric - 0.0%
100,000	Abu Dhabi National Energy Co. PJSC 6.25%, 09/16/2019(4)	107,682

	Home Builders - 0.1%
100,000	Lennar Corp. 4.88%, 12/15/2023	106,250
30,000	Toll Brothers Finance Corp. 4.00%, 12/31/2018	30,600

		136,850

	Iron/Steel - 0.0%
75,000	AK Steel Corp. 7.63%, 10/01/2021	78,281

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	$20,000	Commercial Metals Co 5.38%, 07/15/2027	$	20,850

				99,131

		Mining - 0.1%
	125,000	Teck Resources Ltd. 8.50%, 06/01/2024(3)		145,000

		Oil & Gas - 0.2%
	25,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044		23,397
	50,000	Concho Resources, Inc. 5.50%, 04/01/2023		51,625
	25,000	Continental Resources, Inc. 4.90%, 06/01/2044		21,375
GBP	100,000	Gazprom OAO Via Gaz Capital S.A. 5.34%, 09/25/2020(4)		142,040
	$50,000	Hess Corp. 5.60%, 02/15/2041		50,096
	75,000	Marathon Oil Corp. 5.90%, 03/15/2018		76,928
	50,000	Matador Resources Co. 6.88%, 04/15/2023		53,000
	50,000	Newfield Exploration Co. 5.63%, 07/01/2024		52,437
	50,000	Occidental Petroleum Corp. 4.40%, 04/15/2046		52,756
	50,000	Petrobras Global Finance B.V. 5.38%, 01/27/2021		51,375
	75,000	QEP Resources, Inc. 5.25%, 05/01/2023		72,914
	50,000	RSP Permian, Inc. 6.63%, 10/01/2022		52,250

				700,193

		Pipelines - 0.0%
	60,000	Sunoco Logistics Partners Operations L.P. 5.95%, 12/01/2025		67,554

		Total Corporate Bonds (cost $1,589,179)	$	1,623,098

Foreign Government Obligations - 1.3%
		Argentina - 0.1%
EUR	325,000	Argentine Republic Government International Bond 5.00%, 01/15/2027(4)		358,011

		Brazil - 0.1%
BRL	829,406	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2022(5)		279,053

		Canada - 0.1%
CAD	471,237	Canadian Government Real Return Bond 4.25%, 12/01/2021(5)		441,506

		Germany - 0.0%
EUR	77,407	Deutschland I/L Bond 0.10%, 04/15/2046		101,054

		Italy - 0.1%
	177,690	Italy Buoni Poliennali Del Tesoro 1.25%, 09/15/2032(4)		208,315

		Japan - 0.2%
JPY	97,640,400	Japanese Government CPI Linked Bond 0.10%, 03/10/2026(5)		916,286

		Mexico - 0.1%
		Mexican Udibonos
MXN	8,138,562	2.00%, 06/09/2022(5)		434,289
	2,135,659	4.00%, 11/08/2046(5)		128,661

				562,950

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		New Zealand - 0.1%
NZD	254,500	New Zealand Government Bond 2.50%, 09/20/2035(4)(5)	$	198,600

		Oman - 0.1%
	$200,000	Oman Government International Bond 5.38%, 03/08/2027(4)		207,000

		Qatar - 0.1%
	200,000	Qatar Government International Bond 3.25%, 06/02/2026(4)		198,100

		Russia - 0.2%
RUB	39,590,993	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(5)		641,806

		Thailand - 0.1%
THB	7,908,158	Thailand Government Bond 1.20%, 07/14/2021(4)(5)		233,827

		Total Foreign Government Obligations (cost $4,186,885)	$	4,346,508

U.S. Government Securities - 18.7%
		U.S. Treasury Securities - 18.7%
		U.S. Treasury Bonds - 5.2%
	$2,003,643	0.75%, 02/15/2042(5)	$	1,901,417
	327,367	0.75%, 02/15/2045(5)		306,283
	1,951,584	0.88%, 02/15/2047(5)		1,887,777
	113,612	1.00%, 02/15/2046(5)		113,126
	1,995,114	1.38%, 02/15/2044(5)		2,164,429
	759,304	1.75%, 01/15/2028(5)		850,667
	2,835,946	2.00%, 01/15/2026(5)		3,192,016
	1,168,470	2.38%, 01/15/2025(5)		1,336,766
	637,103	2.38%, 01/15/2027(5)		745,624
	3,391,054	2.50%, 01/15/2029(5)		4,097,478

				16,595,583

		U.S. Treasury Notes - 13.5%
	704,977	0.13%, 04/15/2019(5)		705,934
	2,455,821	0.13%, 04/15/2020(5)		2,465,037
	542,099	0.13%, 04/15/2021(5)		543,010
	3,298,924	0.13%, 01/15/2022(5)		3,307,000
	779,875	0.13%, 04/15/2022(5)		779,620
	638,507	0.13%, 07/15/2022(5)		641,644
	5,458,116	0.13%, 01/15/2023(5)		5,436,971
	1,726,356	0.13%, 07/15/2024(5)		1,705,582
	969,912	0.13%, 07/15/2026(5)		940,840
	4,680,577	0.25%, 01/15/2025(5)		4,624,415
	1,892,880	0.38%, 07/15/2023(5)		1,915,225
	1,522,156	0.38%, 07/15/2025(5)		1,519,971
	1,317,043	0.38%, 01/15/2027(5)		1,299,716
	400,188	0.50%, 07/15/2027		396,057
	950,093	0.63%, 07/15/2021(5)		976,746
	5,899,725	0.63%, 01/15/2024(5)		6,016,894
	1,004,192	0.63%, 01/15/2026(5)		1,015,915
	2,689,451	1.13%, 01/15/2021(5)		2,797,704
	1,963,797	1.25%, 07/15/2020(5)		2,047,779
	2,374,301	1.38%, 01/15/2020(5)		2,462,067
	1,567,282	2.13%, 01/15/2019(5)		1,616,730

				43,214,857

				59,810,440

		Total U.S. Government Securities (cost $60,109,847)	$	59,810,440

Convertible Bonds - 0.1%
		Commercial Services - 0.1%
	200,000	DP World Ltd. 1.75%, 06/19/2024(4)		207,000

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Electrical Components & Equipment - 0.0%
$	84,000	SunPower Corp. 0.88%, 06/01/2021		$	67,882

		Oil & Gas - 0.0%
	39,000	PDC Energy, Inc. 1.13%, 09/15/2021			36,685
	93,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019			27,028

					63,713

		Total Convertible Bonds (cost $348,410)		$	338,595

Exchange Traded Funds - 1.4%
		Other Investment Pools & Funds - 1.4%
	94,538	PowerShares Senior Loan Portfolio			2,199,899
	98,500	VanEck Vectors Gold Miners ETF			2,251,710

					4,451,609

		Total Exchange Traded Funds (cost $4,574,855)		$	4,451,609

Convertible Preferred Stocks - 0.0%
		Energy - 0.0%
	700	Hess Corp. 8.00%			39,375
	650	WPX Energy, Inc. Series A 6.25%			32,650

					72,025

		Total Convertible Preferred Stocks (cost $79,836)		$	72,025

		Total Long-Term Investments (cost $266,646,768)		$	278,081,827
Short-Term Investments - 13.8%
		Other Investment Pools & Funds - 13.8%
	43,999,888	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$	43,999,888

		Total Short-Term Investments (cost $43,999,888)		$	43,999,888

		Total Investments Excluding Purchased Options (cost $310,646,656)	100.6%	$	322,081,715
		Total Purchased Options (cost $186,473)	0.0%	$	36,957

		Total Investments (cost $310,833,129)^	100.6%	$	322,118,672
		Other Assets and Liabilities	(0.6)%		(1,872,537)

		Total Net Assets	100.0%	$	320,246,135

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2017, the Fund invested 22.2% of its total assets in the Subsidiary.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Unrealized Appreciation	$	19,284,588
Unrealized Depreciation		(7,999,045)

Net Unrealized Appreciation	$	11,285,543

*	Non-income producing.

(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of this security was $1,033, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost
01/2013	3,730	CNK International Co., Ltd.	$	20,155

At July 31, 2017, the aggregate value of these securities was $1,033, which represents 0.0% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $402,039, which represented 0.1% of total net assets.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $1,992,138, which represented 0.6% of total net assets.
(5)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

OTC Option Contracts Outstanding at July 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
BBG Industrial Metals Index	GSC	109.00 USD	11/01/17	USD	8,321	$	6,311	$19,412	$(13,101)
USD Put/RUB Call	GSC	54.00 RUB per USD	12/12/17	USD	17,260,378		18,106	155,309	(137,203)

Total Puts					17,268,699	$	24,417	$174,721	$(150,304)

Total purchased option contracts					17,268,699	$	24,417	$174,721	$(150,304)

Exchange Traded Option Contracts Outstanding at July 31, 2017

Description	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Crude Oil Future	60.00 USD	11/15/17	USD	33	$12,540	$11,752	$788

Total purchased option contracts				33	$12,540	$11,752	$788

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Futures Contracts Outstanding at July 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	85	08/31/2017	$4,130,355	$4,481,200	$350,845
Brent Crude Oil Future	10	10/26/2017	17,213	20,300	3,087
Brent Crude Oil Future	12	10/31/2017	617,268	636,240	18,972
Cocoa Future	19	09/14/2017	374,766	391,400	16,634
Cocoa Future	12	12/13/2017	249,658	250,440	782
Coffee Future	25	09/19/2017	1,263,882	1,305,469	41,587
Coffee Future	7	12/18/2017	373,399	374,719	1,320
Corn Future	248	09/14/2017	4,656,679	4,597,300	(59,379)
Euro BUXL 30-Year Bond Future	2	09/07/2017	394,160	383,835	(10,325)
Gasoline RBOB Future	35	08/31/2017	2,206,778	2,464,602	257,824
Gold 100oz Future	28	12/27/2017	3,506,876	3,565,520	58,644
Iron Ore 62% Fe Future	10	08/31/2017	346,618	361,600	14,982
Iron Ore 62% Fe Future	10	09/29/2017	324,743	357,600	32,857
Iron Ore 62% Fe Future	9	10/31/2017	307,111	314,505	7,394
Japan 10-Year Bond Future	2	09/11/2017	272,853	272,375	(478)
KC Hard Red Winter Wheat Future	75	09/14/2017	1,805,463	1,780,312	(25,151)
LME Copper Future	28	09/18/2017	3,987,004	4,449,550	462,546
LME Copper Future	6	10/16/2017	930,767	954,937	24,170
LME Nickel Future	13	09/18/2017	703,393	795,015	91,622
LME Nickel Future	32	10/16/2017	1,959,670	1,960,608	938
LME Primary Aluminum Future	1	12/18/2017	48,145	48,138	(7)
LME Zinc Future	22	09/18/2017	1,415,655	1,534,362	118,707
NY Harbor ULSD Future	16	08/31/2017	1,009,654	1,120,493	110,839
Natural Gas Future	107	08/29/2017	3,090,758	2,989,580	(101,178)
Natural Gas Future	4	12/27/2017	136,847	126,920	(9,927)
Primary Aluminum Future	67	09/18/2017	3,237,976	3,196,737	(41,239)
Silver Future	18	09/27/2017	1,433,321	1,510,740	77,419
Soybean Future	42	11/14/2017	2,063,350	2,115,225	51,875
Soybean Meal Future	65	12/14/2017	1,944,521	2,115,100	170,579
Soybean Oil Future	13	12/14/2017	255,271	274,014	18,743
Sugar No.11 Future	108	09/29/2017	1,720,494	1,803,514	83,020
U.S. Treasury 10-Year Note Future	1	09/20/2017	125,813	125,891	78
Uranium Future	121	12/22/2017	660,155	621,638	(38,517)
WTI Crude Future	1	08/22/2017	45,854	50,170	4,316
WTI Crude Future	46	12/19/2017	2,178,935	2,324,380	145,445
Wheat Future	39	09/14/2017	1,003,561	925,275	(78,286)

Total					$1,800,738

Short position contracts:
Brent Crude Oil Future	3	10/26/2017	$36,451	$51,120	$(14,669)
Brent Crude Oil Future	5	10/31/2018	260,861	268,150	(7,289)
Brent Crude Oil Future	12	10/31/2019	619,382	651,480	(32,098)
Cattle Feeder Future	23	08/31/2017	1,492,989	1,681,013	(188,024)
Cattle Feeder Future	2	09/28/2017	140,056	146,650	(6,594)
Corn Future	48	12/14/2017	935,932	923,400	12,532
Cotton No. 2 Future	7	12/06/2017	252,242	241,010	11,232
Euro-Bund Future	2	09/07/2017	387,622	383,433	4,189
Gasoline Future	18	11/30/2017	1,086,231	1,134,756	(48,525)
ICE Coal Future	4	10/27/2017	297,310	356,800	(59,490)
ICE Coal Future	4	11/24/2017	296,857	353,400	(56,543)
ICE Coal Future	4	12/29/2017	296,857	349,400	(52,543)
ICE Rotterdam Coal Future	3	10/27/2017	231,146	245,850	(14,704)
ICE Rotterdam Coal Future	3	11/24/2017	231,146	242,850	(11,704)
ICE Rotterdam Coal Future	3	12/29/2017	231,146	239,850	(8,704)
LME Copper Future	3	09/18/2017	474,938	476,737	(1,799)
LME Primary Aluminum Future	2	09/18/2017	95,406	95,425	(19)
LME Zinc Future	1	09/18/2017	69,734	69,744	(10)
Lean Hogs Future	14	08/14/2017	451,900	449,680	2,220
Long Gilt Future	2	09/27/2017	337,249	332,542	4,707
Natural Gas Future	39	03/27/2018	1,103,953	1,090,050	13,903
Natural Gas Future	1	12/27/2019	28,367	30,170	(1,803)

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Natural Gas Future	1	01/29/2020	$28,367	$29,900	$(1,533)
Natural Gas Future	1	02/26/2020	28,367	29,270	(903)
Natural Gas Future	2	03/27/2020	56,733	52,140	4,593
Natural Gas Future	2	04/28/2020	56,733	51,780	4,953
Natural Gas Future	2	05/27/2020	56,733	52,380	4,353
Natural Gas Future	2	06/26/2020	56,733	53,020	3,713
Natural Gas Future	2	07/29/2020	56,733	53,440	3,293
Natural Gas Future	2	08/27/2020	56,733	53,400	3,333
Natural Gas Future	2	09/28/2020	56,733	53,940	2,793
Natural Gas Future	2	10/28/2020	56,733	55,380	1,353
Natural Gas Future	1	11/25/2020	28,367	29,170	(803)
Primary Aluminum Future	21	12/18/2017	1,002,589	1,010,887	(8,298)
U.S. Treasury 5-Year Note Future	4	09/29/2017	472,439	472,594	(155)
U.S. Treasury Ultra Long Term Bond Future	25	09/20/2017	4,186,451	4,112,500	73,951
WTI Crude Future	1	08/22/2017	46,016	50,170	(4,154)
WTI Crude Future	11	11/19/2018	587,688	556,050	31,638
Wheat Future	24	12/14/2017	647,134	599,700	47,434

Total					$(290,174)

Total futures contracts					$1,510,564

OTC Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received		Market Value †		Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
U.S. Steel Corp.	GSC	USD 150,000	5.00%/4.36%	06/20/22	$—	$	(4,837)	$	5,850	$10,687

Total single-name issues					$—	$	(4,837)	$	5,850	$10,687

Total OTC contracts					$—	$	(4,837)	$	5,850	$10,687

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

OTC Total Return Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Bloomberg Silver Subindex	BCLY	USD	478,126	Bloomberg Silver Subindex	10/31/17	$—	$—	$—	$—
Bloomberg Soybean Meal Subindex	BCLY	USD	332,218	Bloomberg (Soy Meal Subindex)	10/31/17	—	—	—	—
Bloomberg Soybean Meal Subindex	BCLY	USD	278,945	Bloomberg (Soy Meal Subindex)	02/15/18	—	—	—	—

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Bloomberg Wheat Subindex	BCLY	USD	342,941	Bloomberg Wheat Subindex	10/31/17	$—	$—	$—	$—
Cotton No. 2 Future	GSC	USD	248,168	Cotton No. 2 Future	11/10/17	—	—	7,157	7,157
S&P GSCI OCI Industrial Metals	GSC	USD	313,423	S&P GSCI OCI Industrial Metals	11/30/17	—	—	—	—
Silver Spot Index	GSC	USD	202,702	Silver Spot Index	11/29/17	—	—	(3,293)	(3,293)
Uranium 308 Physical Spot	GSC	USD	247,189	Uranium 308 Physical Spot	12/31/18	—	—	(2,263)	(2,263)

Total						$—	$—	$1,601	$1,601

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/31/17	NAB	$11,861	$11,995	$134
AUD	Sell	08/31/17	NAB	7,907	7,997	(90)
BRL	Buy	08/02/17	HSBC	264,256	267,987	3,731
BRL	Buy	08/02/17	GSC	267,033	267,987	954
BRL	Sell	08/02/17	HSBC	267,033	267,987	(954)
BRL	Sell	08/02/17	GSC	251,967	267,988	(16,021)
BRL	Sell	09/05/17	HSBC	262,604	266,169	(3,565)
CAD	Sell	08/31/17	GSC	443,291	445,368	(2,077)
CNY	Buy	08/31/17	JPM	210,125	210,644	519
EUR	Buy	08/31/17	DEUT	10,482	10,673	191
EUR	Sell	08/31/17	DEUT	680,173	692,554	(12,381)
GBP	Sell	08/31/17	DEUT	141,001	142,654	(1,653)
JPY	Buy	08/31/17	SSG	99,382	100,829	1,447
JPY	Sell	08/31/17	HSBC	506,005	511,222	(5,217)
JPY	Sell	08/31/17	BCLY	505,679	511,214	(5,535)
MXN	Buy	08/31/17	GSC	3,159,259	3,155,866	(3,393)
MXN	Sell	08/31/17	GSC	409,658	409,218	440
NZD	Sell	08/31/17	UBS	3,543,518	3,583,828	(40,310)
PEN	Buy	08/31/17	DEUT	111,963	112,287	324
RUB	Sell	08/31/17	GSC	537,288	539,178	(1,890)
THB	Sell	08/31/17	SCB	232,600	233,757	(1,157)
TRY	Buy	08/29/17	BCLY	1,668	1,688	20

Total						$(86,483)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
NAB	National Australia Bank Limited
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
Index Abbreviations:
GSCI	Goldman Sachs Commodity
S&P	Standard & Poors
Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford Global Real Asset Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$809,288	$41,467	$767,821	$—
Banks	6,416,843	—	6,416,843	—
Capital Goods	5,290,905	2,367,919	2,921,953	1,033
Commercial & Professional Services	662,823	275,423	387,400	—
Consumer Durables & Apparel	110,023	110,023	—	—
Diversified Financials	1,313,048	141,451	1,171,597	—
Energy	114,606,068	77,096,102	37,509,966	—
Food & Staples Retailing	952,718	392,308	560,410	—
Food, Beverage & Tobacco	6,933,325	4,704,624	2,228,701	—
Insurance	2,814,550	—	2,814,550	—
Materials	47,878,196	24,602,398	23,275,798	—
Media	776,262	550,242	226,020	—
Pharmaceuticals, Biotechnology & Life Sciences	65,609	65,609	—	—
Real Estate	1,321,219	1,321,219	—	—
Retailing	602,462	288,966	313,496	—
Semiconductors & Semiconductor Equipment	419,280	131,904	287,376	—
Software & Services	747,577	—	747,577	—
Telecommunication Services	1,935,263	257,640	1,677,623	—
Transportation	3,003,354	1,072,238	1,931,116	—
Utilities	10,780,739	2,903,412	7,877,327	—
Corporate Bonds	1,623,098	—	1,623,098	—
Foreign Government Obligations	4,346,508	—	4,346,508	—
U.S. Government Securities	59,810,440	—	59,810,440	—
Convertible Bonds	338,595	—	338,595	—
Exchange Traded Funds	4,451,609	4,451,609	—	—
Convertible Preferred Stocks	72,025	72,025	—	—
Short-Term Investments	43,999,888	43,999,888	—	—
Purchased Options	36,957	12,540	24,417	—
Foreign Currency Contracts(2)	7,760	—	7,760	—
Futures Contracts(2)	2,395,415	2,395,415	—	—
Swaps - Credit Default(2)	10,687	—	10,687	—
Swaps - Total Return(2)	7,157	—	7,157	—

Total	$324,539,691	$167,254,422	$157,284,236	$1,033

Liabilities
Foreign Currency Contracts(2)	$(94,243)	$—	$(94,243)	$—
Futures Contracts(2)	(884,851)	(884,851)	—	—
Swaps - Total Return(2)	(5,556)	—	(5,556)	—

Total	$(984,650)	$(884,851)	$(99,799)	$—

(1)

For the period ended July 31, 2017, investments valued at $207,729 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $1,030,662 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Growth Allocation Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount				Market Value†
Affiliated Investment Companies - 100.1%
	Alternative Funds - 7.0%
2,274,887	Hartford Real Total Return Fund, Class F*		$	20,405,733
3,039,909	The Hartford Global Real Asset Fund, Class F*			27,389,583

	Total Alternative Funds (cost $47,612,921)		$	47,795,316

	Domestic Equity Funds - 57.1%
3,982,282	Hartford Core Equity Fund, Class F*			109,433,102
3,993,786	Hartford Small Cap Core Fund, Class F*			53,995,986
3,811,013	The Hartford Equity Income Fund, Class F			75,229,401
1,358,248	The Hartford Growth Opportunities Fund, Class F*			61,107,557
2,997,887	The Hartford MidCap Fund, Class F*			88,317,743

	Total Domestic Equity Funds (cost $364,374,853)		$	388,083,789

	International/Global Equity Funds - 20.1%
4,064,940	Hartford Schroders International Multi-Cap Value Fund, Class F			40,568,104
3,655,689	The Hartford International Opportunities Fund, Class F*			61,415,570
2,084,229	The Hartford International Small Company Fund, Class F*			34,181,352

	Total International/Global Equity Funds (cost $124,155,606)		$	136,165,026

	Multi-Strategy Funds - 4.0%
2,331,762	The Hartford Global All-Asset Fund, Class F*			27,304,930

	Total Multi-Strategy Funds (cost $25,765,967)		$	27,304,930

	Taxable Fixed Income Funds - 11.9%
2,721,989	The Hartford Quality Bond Fund, Class F			27,219,891
1,370,711	The Hartford Short Duration Fund, Class F			13,583,742
2,272,314	The Hartford Strategic Income Fund, Class F			20,496,270
1,882,733	The Hartford World Bond Fund, Class F*			19,674,560

	Total Taxable Fixed Income Funds (cost $80,050,486)		$	80,974,463

	Total Affiliated Investment Companies (cost $641,959,833)		$	680,323,524

	Total Long-Term Investments (cost $641,959,833)		$	680,323,524

	Total Investments (cost $641,959,833)^	100.1%	$	680,323,524
	Other Assets and Liabilities	(0.1)%		(984,750)

	Total Net Assets	100.0%	$	679,338,774

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	38,363,691
Unrealized Depreciation		—$

Net Unrealized Appreciation	$	38,363,691

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Growth Allocation Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$680,323,524	$680,323,524	$—	$—

Total	$680,323,524	$680,323,524	$—	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

The Hartford Healthcare Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 95.4%
	Biotechnology - 25.6%
892,576	Aduro Biotech, Inc.*	$	11,469,602
322,292	Alder Biopharmaceuticals, Inc.*		3,464,639
595,591	Alkermes plc*		32,406,106
165,110	Alnylam Pharmaceuticals, Inc.*		13,661,201
186,056	Arena Pharmaceuticals, Inc.*		4,420,691
52,935	Biogen, Inc.*		15,329,447
406,300	Biotoscana Investments S.A.*		3,550,491
141,955	Bluebird Bio, Inc.*		13,379,259
296,020	Calithera Biosciences, Inc.*		4,529,106
459,455	Celgene Corp.*		62,214,802
904,775	Coherus Biosciences, Inc.*		11,807,314
583,205	Cytokinetics, Inc.*		8,194,030
96,323	Galapagos N.V.*		7,652,482
86,000	Genmab A/S*		19,544,494
367,442	GlycoMimetics, Inc.*		4,196,188
155,123	Incyte Corp.*		20,676,345
105,084	Innate Pharma S.A.*		1,347,504
460,233	Ironwood Pharmaceuticals, Inc.*		8,169,136
415,365	Karyopharm Therapeutics, Inc.*		3,505,681
373,655	Loxo Oncology, Inc.*		27,018,993
197,140	Momenta Pharmaceuticals, Inc.*		3,262,667
520,139	Portola Pharmaceuticals, Inc.*		32,092,576
46,717	Regeneron Pharmaceuticals, Inc.*		22,967,011
1,640,250	Rigel Pharmaceuticals, Inc.*		3,887,392
589,656	Syndax Pharmaceuticals, Inc.*		7,140,734
103,286	TESARO, Inc.*		13,185,491
824,767	Trevena, Inc.*		2,152,642
126,145	Ultragenyx Pharmaceutical, Inc.*		8,365,936
171,038	Vertex Pharmaceuticals, Inc.*		25,966,989

			395,558,949

	Drug Retail - 1.6%
250,733	Walgreens Boots Alliance, Inc.		20,226,631
25,978	Zur Rose Group AG*		3,949,290

			24,175,921

	Health Care Distributors - 3.0%
286,660	Cardinal Health, Inc.		22,147,352
150,815	McKesson Corp.		24,412,424

			46,559,776

	Health Care Equipment - 20.3%
813,664	Abbott Laboratories		40,015,995
52,865	ABIOMED, Inc.*		7,828,778
333,600	AtriCure, Inc.*		8,083,128
131,660	Baxter International, Inc.		7,962,797
132,801	Becton Dickinson and Co.		26,746,121
1,657,295	Boston Scientific Corp.*		44,117,193
646,000	ConforMIS, Inc.*		3,236,460
65,615	Edwards Lifesciences Corp.*		7,557,536
674,035	Globus Medical, Inc. Class A*		20,726,576
606,175	K2M Group Holdings, Inc.*		14,748,238
893,768	Medtronic plc		75,049,699
284,395	Stryker Corp.		41,834,504
71,017	Teleflex, Inc.		14,716,143

			312,623,168

	Health Care Facilities - 2.6%
135,101	Acadia Healthcare Co., Inc.*		7,150,896
749,710	Georgia Healthcare Group plc*(1)		3,753,891
204,945	HCA Healthcare, Inc.*		16,465,281
115,615	LifePoint Health, Inc.*		6,867,531

The Hartford Healthcare Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

51,820	Universal Health Services, Inc. Class B	$	5,743,211

			39,980,810

	Health Care Services - 1.2%
187,407	Envision Healthcare Corp.*		10,575,377
241,204	Teladoc, Inc.*		7,911,491

			18,486,868

	Health Care Supplies - 0.6%
121,041	DENTSPLY SIRONA, Inc.		7,508,173
487,340	Endologix, Inc.*		2,383,093

			9,891,266

	Health Care Technology - 2.0%
117,515	athenahealth, Inc.*		16,254,675
218,143	Cerner Corp.*		14,041,865

			30,296,540

	Life Sciences Tools & Services - 3.4%
78,830	ICON plc*		8,273,209
140,000	NanoString Technologies, Inc.*		2,129,400
123,570	Patheon N.V.*		4,320,007
209,540	Thermo Fisher Scientific, Inc.		36,780,556
83,500	Wuxi Biologics Cayman, Inc.*(1)		374,161

			51,877,333

	Managed Health Care - 12.3%
175,470	Aetna, Inc.		27,076,776
132,475	Anthem, Inc.		24,668,170
149,338	Cigna Corp.		25,919,103
32,350	Humana, Inc.		7,479,320
481,400	UnitedHealth Group, Inc.		92,337,334
70,600	WellCare Health Plans, Inc.*		12,495,494

			189,976,197

	Pharmaceuticals - 22.8%
281,453	Allergan plc		71,019,035
1,127,585	AstraZeneca plc ADR		34,030,515
1,077,605	Bristol-Myers Squibb Co.		61,315,724
142,090	Chugai Pharmaceutical Co., Ltd.		5,698,388
103,705	Dermira, Inc.*		2,854,999
231,870	Eisai Co., Ltd.		12,426,267
523,775	Eli Lilly & Co.		43,295,242
40,400	Galenica AG*(1)		1,878,175
78,447	Hikma Pharmaceuticals plc		1,460,264
202,190	Intersect ENT, Inc.*		5,540,006
65,765	Johnson & Johnson		8,728,331
60,826	Kala Pharmaceuticals, Inc.*		1,221,386
413,857	Medicines Co.*		15,912,802
671,590	MediWound Ltd.*		4,566,812
584,360	Mylan N.V.*		22,784,196
437,950	MyoKardia, Inc.*		6,810,123
597,340	Nabriva Therapeutics plc*		6,224,283
452,760	Ono Pharmaceutical Co., Ltd.		9,904,456
284,178	Revance Therapeutics, Inc.*		6,465,050
178,110	Shionogi & Co., Ltd.		9,509,306
4,083,100	Sino Biopharmaceutical Ltd.		3,604,688
87,650	Takeda Pharmaceutical Co., Ltd.		4,630,271
170,984	UCB S.A.		12,451,383

			352,331,702

	Total Common Stocks (cost $1,225,200,180)	$	1,471,758,530

The Hartford Healthcare Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Total Long-Term Investments (cost $1,225,200,180)		$	1,471,758,530

Short-Term Investments - 4.7%
	Other Investment Pools & Funds - 4.7%
72,499,993	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$	72,499,993

	Total Short-Term Investments (cost $72,499,993)		$	72,499,993

	Total Investments (cost $1,297,700,173)^	100.1%	$	1,544,258,523
	Other Assets and Liabilities	(0.1)%		(2,106,566)

	Total Net Assets	100.0%	$	1,542,151,957

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	303,348,317
Unrealized Depreciation		(56,789,967)

Net Unrealized Appreciation	$	246,558,350

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $6,006,227, which represented 0.4% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford Healthcare Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Biotechnology	$395,558,949	$367,014,469	$28,544,480	$—
Drug Retail	24,175,921	24,175,921	—	—
Health Care Distributors	46,559,776	46,559,776	—	—
Health Care Equipment	312,623,168	312,623,168	—	—
Health Care Facilities	39,980,810	39,980,810	—	—
Health Care Services	18,486,868	18,486,868	—	—
Health Care Supplies	9,891,266	9,891,266	—	—
Health Care Technology	30,296,540	30,296,540	—	—
Life Sciences Tools & Services	51,877,333	51,877,333	—	—
Managed Health Care	189,976,197	189,976,197	—	—
Pharmaceuticals	352,331,702	290,768,504	61,563,198	—
Short-Term Investments	72,499,993	72,499,993	—	—

Total	$1,544,258,523	$1,454,150,845	$90,107,678	$—

(1) For the period ended July 31, 2017, investments valued at $3,673,076 were transferred from Level 2 to Level 1 due to the application of a fair valuation factor; there were no transfers from Level 1 to Level 2 and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford High Yield Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount				Market Value†
Asset & Commercial Mortgage Backed Securities - 0.0%
		Asset-Backed - Finance & Insurance - 0.0%
	$920,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)(4)	$	—

		Total Asset & Commercial Mortgage Backed Securities (cost $915,920)	$	—

Corporate Bonds - 92.6%
		Aerospace/Defense - 0.3%
		DAE Funding LLC
	430,000	4.50%, 08/01/2022(1)(5)	$	437,525
	440,000	5.00%, 08/01/2024(1)(5)		449,350

				886,875

		Biotechnology - 0.1%
	430,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(6)		440,750

		Chemicals - 1.8%
		Chemours Co.
	2,160,000	6.63%, 05/15/2023		2,319,538
	290,000	7.00%, 05/15/2025		323,350
	1,580,000	Hexion, Inc. 10.38%, 02/01/2022(1)		1,599,750
	2,300,000	Platform Specialty Products Corp. 6.50%, 02/01/2022(1)		2,386,250

				6,628,888

		Coal - 1.1%
	780,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021		807,300
	2,830,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)		2,667,275
		Peabody Energy Corp.
	235,000	6.00%, 03/31/2022(1)		239,700
	255,000	6.38%, 03/31/2025(1)		257,550

				3,971,825

		Commercial Banks - 4.0%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	800,000	7.00%, 02/19/2019(7)(8)(9)		994,392
	800,000	8.88%, 04/14/2021(7)(8)(9)		$1,115,140
	1,600,000	Banco de Sabadell S.A. 6.50%, 05/18/2022(7)(8)(9)		1,935,864
		Barclays plc
	$850,000	7.88%, 03/15/2022(7)(8)(9)		929,517
	1,060,000	8.25%, 12/15/2018(7)(9)		1,126,462
	1,050,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(7)(9)		1,162,875
		Credit Agricole S.A.
	395,000	7.88%, 01/23/2024(1)(7)(9)		445,568
	505,000	8.13%, 12/23/2025(1)(7)(9)		602,844
	1,905,000	Credit Suisse Group AG 6.25%, 12/18/2024(7)(8)(9)		2,044,915
	725,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(7)(9)		771,219
		Royal Bank of Scotland Group plc
	755,000	6.99%, 10/05/2017(1)(7)(9)		859,756
	1,200,000	7.64%, 09/30/2017(7)(9)		1,150,500
	1,130,000	Societe Generale S.A. 8.25%, 11/29/2018(7)(8)(9)		1,198,975

				14,338,027

		Commercial Services - 4.4%
		APX Group, Inc.
	1,360,000	7.63%, 09/01/2023(1)(5)		1,383,800

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$2,395,000	7.88%, 12/01/2022	$	2,604,562
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
1,850,000	5.25%, 03/15/2025(1)		1,801,438
520,000	5.50%, 04/01/2023		523,900
	Brand Energy & Infrastructure Services, Inc.
2,295,000	8.50%, 07/15/2025(1)		2,444,175
	GW Honos Security Corp.
2,875,000	8.75%, 05/15/2025(1)		3,061,875
	Herc Rentals, Inc.
994,000	7.50%, 06/01/2022(1)		1,076,005
904,000	7.75%, 06/01/2024(1)		980,840
	Hertz Corp.
2,435,000	5.50%, 10/15/2024(1)		1,984,525

			15,861,120

	Construction Materials - 1.8%
	Cemex Finance LLC
1,650,000	6.00%, 04/01/2024(1)		1,751,063
	Cemex S.A.B. de C.V.
940,000	6.13%, 05/05/2025(1)		1,016,375
	Ply Gem Industries, Inc.
1,705,000	6.50%, 02/01/2022		1,785,987
	Standard Industries, Inc.
1,760,000	5.38%, 11/15/2024(1)		1,852,400

			6,405,825

	Distribution/Wholesale - 0.1%
	American Builders & Contractors Supply Co., Inc.
420,000	5.75%, 12/15/2023(1)		446,250

	Diversified Financial Services - 4.5%
	FBM Finance, Inc.
710,000	8.25%, 08/15/2021(1)		761,475
	Hexion, Inc.
835,000	13.75%, 02/01/2022(1)		764,025
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,905,000	6.50%, 08/01/2018		1,902,619
1,590,000	6.50%, 07/01/2021		1,629,750
171,000	7.88%, 10/01/2020		175,378
	Navient Corp.
560,000	5.50%, 01/25/2023		571,855
340,000	5.63%, 08/01/2033		289,000
1,764,000	5.88%, 10/25/2024		1,797,075
2,535,000	6.13%, 03/25/2024		2,630,062
955,000	6.50%, 06/15/2022		1,017,075
856,000	7.25%, 09/25/2023		936,507
	Springleaf Finance Corp.
525,000	5.25%, 12/15/2019		546,656
130,000	6.13%, 05/15/2022		136,500
705,000	7.75%, 10/01/2021		790,481
1,935,000	8.25%, 12/15/2020		2,172,038
	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
200,000	6.75%, 06/01/2025(1)		207,384

			16,327,880

	Electric - 0.6%
	Dynegy, Inc.
290,000	7.63%, 11/01/2024		286,013
1,960,000	8.00%, 01/15/2025(1)		1,940,400
	Texas Competitive Electric Holdings Co. LLC
1,460,000	11.50%, 10/01/2020(2)(3)(4)		—

			2,226,413

	Electrical Components & Equipment - 0.3%
	General Cable Corp.
1,045,000	5.75%, 10/01/2022		1,071,125

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Entertainment - 2.4%
$445,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	$	476,150
1,640,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)		1,779,400
1,850,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)		1,905,500
1,410,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024(1)		1,462,875
705,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(1)		719,100
	Scientific Games International, Inc.
1,345,000	6.63%, 05/15/2021		1,388,712
830,000	10.00%, 12/01/2022		925,450

			8,657,187

	Environmental Control - 0.4%
245,000	CD&R Waterworks Merger Sub LLC 6.13%, 08/15/2025(1)(5)		249,900
810,000	Clean Harbors, Inc. 5.13%, 06/01/2021		826,200
441,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)		447,615

			1,523,715

	Food - 1.3%
2,660,000	Post Holdings, Inc. 5.00%, 08/15/2026(1)		2,729,825
1,870,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022		1,935,450

			4,665,275

	Gas - 0.2%
640,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.50%, 05/20/2025		646,400

	Healthcare-Products - 2.2%
	Alere, Inc.
2,791,000	6.38%, 07/01/2023(1)		3,000,325
2,140,000	6.50%, 06/15/2020		2,174,775
2,595,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(1)		2,685,825

			7,860,925

	Healthcare-Services - 4.7%
	Community Health Systems, Inc.
435,000	6.25%, 03/31/2023		445,875
1,830,000	6.88%, 02/01/2022		1,569,225
1,080,000	7.13%, 07/15/2020		1,040,850
	Envision Healthcare Corp.
970,000	5.13%, 07/01/2022(1)		1,001,525
705,000	5.63%, 07/15/2022		731,438
2,645,000	HCA Healthcare, Inc. 6.25%, 02/15/2021		2,873,131
	HCA, Inc.
2,215,000	5.38%, 02/01/2025		2,358,975
1,135,000	5.88%, 05/01/2023		1,241,406
1,776,000	7.50%, 11/15/2095		1,827,060
350,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(1)		378,875
	Tenet Healthcare Corp.
1,770,000	4.75%, 06/01/2020		1,834,162
455,000	6.75%, 06/15/2023		449,313
1,130,000	8.13%, 04/01/2022		1,215,880

			16,967,715

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Home Builders - 2.4%
		AV Homes, Inc.
	$1,915,000	6.63%, 05/15/2022(1)	$	1,982,025
		Beazer Homes USA, Inc.
	705,000	6.75%, 03/15/2025		742,894
	1,210,000	8.75%, 03/15/2022		1,350,445
		KB Home
	1,030,000	7.00%, 12/15/2021		1,152,313
	1,090,000	8.00%, 03/15/2020		1,222,162
		M/I Homes, Inc.
	685,000	5.63%, 08/01/2025(1)		685,000
	1,595,000	6.75%, 01/15/2021		1,670,762

				8,805,601

		Household Products - 0.6%
		Revlon Consumer Products Corp.
	2,715,000	6.25%, 08/01/2024		2,063,400

		Household Products/Wares - 0.8%
		ACCO Brands Corp.
	920,000	5.25%, 12/15/2024(1)		956,800
		Diamond BC B.V.
EUR	1,505,000	5.63%, 08/15/2025(1)(5)		1,807,453

				2,764,253

		Housewares - 0.7%
		American Greetings Corp.
	$2,320,000	7.88%, 02/15/2025(1)		2,523,000

		Insurance - 1.1%
		Genworth Holdings, Inc.
	135,000	4.80%, 02/15/2024		111,038
	890,000	4.90%, 08/15/2023		743,150
	505,000	7.20%, 02/15/2021		478,487
	280,000	7.63%, 09/24/2021		266,386
	180,000	7.70%, 06/15/2020		176,850
		MGIC Investment Corp.
	445,000	5.75%, 08/15/2023		485,050
		USIS Merger Sub, Inc.
	1,495,000	6.88%, 05/01/2025(1)		1,547,325

				3,808,286

		Internet - 1.7%
		Netflix, Inc.
	2,685,000	5.88%, 02/15/2025		3,007,200
		Zayo Group LLC / Zayo Capital, Inc.
	2,175,000	6.00%, 04/01/2023		2,291,906
	835,000	6.38%, 05/15/2025		904,931

				6,204,037

		Iron/Steel - 1.6%
		AK Steel Corp.
	910,000	7.63%, 10/01/2021		949,813
	1,095,000	8.38%, 04/01/2022		1,142,906
		Signode Industrial Group U.S., Inc.
	630,000	6.38%, 05/01/2022(1)		658,350
		United States Steel Corp.
	661,000	7.38%, 04/01/2020		718,011
	315,000	7.50%, 03/15/2022		327,600
	1,650,000	8.38%, 07/01/2021(1)		1,825,313

				5,621,993

		IT Services - 0.5%
		Conduent Finance, Inc. / Xerox Business Services LLC
	1,575,000	10.50%, 12/15/2024(1)		1,842,750

		Lodging - 2.1%
		Boyd Gaming Corp.
	1,285,000	6.38%, 04/01/2026		1,400,650

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$2,415,000	FelCor Lodging L.P. 6.00%, 06/01/2025	$	2,596,125
1,810,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)		1,886,925
1,650,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)		1,650,000

			7,533,700

	Machinery - Construction & Mining - 0.6%
1,900,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)		2,061,500

	Machinery-Diversified - 0.7%
2,220,000	Cloud Crane LLC 10.13%, 08/01/2024(1)		2,497,500

	Media - 9.7%
685,000	CBS Radio, Inc. 7.25%, 11/01/2024(1)		721,819
	CCO Holdings LLC / CCO Holdings Capital Corp.
105,000	5.13%, 02/15/2023		108,675
1,685,000	5.13%, 05/01/2023(1)		1,769,250
495,000	5.75%, 09/01/2023		514,181
190,000	5.75%, 01/15/2024		199,975
1,610,000	5.75%, 02/15/2026(1)		1,730,750
2,760,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(1)		2,821,216
560,000	Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020		564,200
	CSC Holdings LLC
1,800,000	5.25%, 06/01/2024		1,869,300
600,000	10.13%, 01/15/2023(1)		698,250
592,000	10.88%, 10/15/2025(1)		738,520
	DISH DBS Corp.
1,050,000	5.00%, 03/15/2023		1,089,050
3,290,000	6.75%, 06/01/2021		3,635,450
1,512,000	7.88%, 09/01/2019		1,668,492
	Gray Television, Inc.
1,520,000	5.13%, 10/15/2024(1)		1,556,100
400,000	5.88%, 07/15/2026(1)		414,000
2,170,000	Liberty Interactive LLC 8.25%, 02/01/2030		2,365,300
925,000	Quebecor Media, Inc. 5.75%, 01/15/2023		996,688
2,330,000	SFR Group S.A. 7.38%, 05/01/2026(1)		2,522,225
	Sinclair Television Group, Inc.
590,000	5.13%, 02/15/2027(1)		584,100
1,005,000	5.88%, 03/15/2026(1)		1,047,713
	TEGNA, Inc.
1,760,000	4.88%, 09/15/2021(1)		1,810,600
1,250,000	5.13%, 10/15/2019		1,270,312
810,000	6.38%, 10/15/2023		857,588
1,845,000	Tribune Media Co. 5.88%, 07/15/2022		1,932,637
	Viacom, Inc.
405,000	5.88%, 02/28/2057(9)		415,125
150,000	6.25%, 02/28/2057(9)		154,125
990,000	Videotron Ltd. 5.00%, 07/15/2022		1,059,300

			35,114,941

	Metal Fabricate/Hardware - 0.5%
	Novelis Corp.
650,000	5.88%, 09/30/2026(1)		684,125

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$1,200,000	6.25%, 08/15/2024(1)	$	1,284,240

			1,968,365

	Mining - 2.5%
	Anglo American Capital plc
250,000	4.13%, 04/15/2021(1)		259,063
200,000	4.13%, 09/27/2022(1)		207,500
1,120,000	4.88%, 05/14/2025(1)		1,195,600
376,000	9.38%, 04/08/2019(1)		420,063
	Constellium N.V.
1,975,000	7.88%, 04/01/2021(1)		2,108,312
1,100,000	8.00%, 01/15/2023(1)		1,157,750
1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024		1,370,625
	New Gold, Inc.
95,000	6.25%, 11/15/2022(1)		98,325
990,000	6.38%, 05/15/2025(1)		1,027,125
975,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)		1,131,000

			8,975,363

	Miscellaneous Manufacturing - 1.1%
3,775,000	Bombardier, Inc. 6.13%, 01/15/2023(1)		3,850,500

	Office/Business Equipment - 0.1%
405,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023		422,213

	Oil & Gas - 12.2%
	Antero Resources Corp.
470,000	5.38%, 11/01/2021		482,779
1,055,000	5.63%, 06/01/2023		1,081,375
2,460,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)		2,515,350
2,785,000	California Resources Corp. 8.00%, 12/15/2022(1)		1,775,437
375,000	Callon Petroleum Co. 6.13%, 10/01/2024		390,000
380,000	Chesapeake Energy Corp. 8.00%, 06/15/2027(1)		380,000
	Concho Resources, Inc.
1,740,000	5.50%, 10/01/2022		1,794,375
460,000	5.50%, 04/01/2023		474,950
	Continental Resources, Inc.
500,000	3.80%, 06/01/2024		462,500
250,000	4.50%, 04/15/2023		243,750
1,935,000	4.90%, 06/01/2044		1,654,425
1,065,000	5.00%, 09/15/2022		1,055,010
2,665,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)		2,538,412
205,000	Diamondback Energy, Inc. 4.75%, 11/01/2024		207,050
1,385,000	Energen Corp. 4.63%, 09/01/2021		1,402,313
1,640,000	Ensco plc 5.75%, 10/01/2044		1,094,700
	Laredo Petroleum, Inc.
1,380,000	5.63%, 01/15/2022		1,395,525
875,000	6.25%, 03/15/2023		902,344
855,000	7.38%, 05/01/2022		885,994
1,780,000	Matador Resources Co. 6.88%, 04/15/2023		1,886,800
	MEG Energy Corp.
1,000,000	6.38%, 01/30/2023(1)		837,500
1,210,000	6.50%, 01/15/2025(1)		1,170,675
1,730,000	7.00%, 03/31/2024(1)		1,422,925
	Noble Holding International Ltd.

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$1,310,000	6.20%, 08/01/2040	$	799,100
1,395,000	7.75%, 01/15/2024		1,110,213
425,000	PDC Energy, Inc. 6.13%, 09/15/2024(1)		436,156
	QEP Resources, Inc.
2,135,000	5.25%, 05/01/2023		2,075,626
200,000	5.38%, 10/01/2022		196,500
235,000	6.80%, 03/01/2020		245,575
	Rice Energy, Inc.
660,000	6.25%, 05/01/2022		689,700
500,000	7.25%, 05/01/2023		536,875
930,000	Rowan Cos., Inc. 5.85%, 01/15/2044		709,013
1,040,000	RSP Permian, Inc. 6.63%, 10/01/2022		1,086,800
	SM Energy Co.
1,745,000	5.00%, 01/15/2024		1,622,850
15,000	5.63%, 06/01/2025		14,025
240,000	6.13%, 11/15/2022		235,200
115,000	6.50%, 11/15/2021		114,425
210,000	6.75%, 09/15/2026		208,950
	Transocean, Inc.
385,000	6.80%, 03/15/2038		286,825
115,000	7.50%, 04/15/2031		94,013
470,000	9.35%, 12/15/2041		420,650
	Tullow Oil plc
1,650,000	6.00%, 11/01/2020(1)		1,598,438
1,340,000	6.25%, 04/15/2022(1)		1,236,150
	WPX Energy, Inc.
1,480,000	5.25%, 09/15/2024		1,457,800
1,410,000	6.00%, 01/15/2022		1,448,775
1,250,000	8.25%, 08/01/2023		1,375,000

			44,052,848

	Oil & Gas Services - 0.4%
	Weatherford International Ltd.
335,000	5.95%, 04/15/2042		281,400
880,000	6.50%, 08/01/2036		774,400
335,000	7.00%, 03/15/2038		302,756

			1,358,556

	Packaging & Containers - 4.5%
1,840,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(6)		1,976,454
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,395,000	6.00%, 06/30/2021(1)		1,436,850
370,000	6.00%, 02/15/2025(1)		394,050
1,581,000	7.25%, 05/15/2024(1)		1,745,029
1,865,000	Berry Plastics Corp. 6.00%, 10/15/2022		1,981,563
2,170,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)		2,278,500
2,985,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)		3,307,753
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
2,050,000	5.13%, 07/15/2023(1)		2,157,625
815,000	7.00%, 07/15/2024(1)		881,219

			16,159,043

	Pharmaceuticals - 4.1%
	Endo Finance LLC
2,095,000	6.00%, 07/15/2023(1)		1,816,103
2,985,000	6.00%, 02/01/2025(1)		2,526,056
1,692,000	PRA Holdings, Inc. 9.50%, 10/01/2023(1)		1,867,545
	Valeant Pharmaceuticals International, Inc.
1,155,000	5.50%, 03/01/2023(1)		984,638

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$7,395,000	5.88%, 05/15/2023(1)	$	6,359,700
1,000,000	6.13%, 04/15/2025(1)		851,250
355,000	7.00%, 03/15/2024(1)		378,075

			14,783,367

	Pipelines - 1.1%
	Energy Transfer Equity L.P.
670,000	5.50%, 06/01/2027		703,500
1,907,000	7.50%, 10/15/2020		2,154,910
1,070,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024		1,158,275

			4,016,685

	REITS - 0.3%
1,095,000	Equinix, Inc. 5.88%, 01/15/2026		1,199,025

	Retail - 1.9%
805,000	1011778 BC ULC / New Red Finance, Inc. 4.25%, 05/15/2024(1)		809,524
1,905,000	CEC Entertainment, Inc. 8.00%, 02/15/2022		1,995,488
1,305,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)		1,370,250
2,605,000	United Rentals North America Co. 4.88%, 01/15/2028(5)		2,611,512

			6,786,774

	Semiconductors - 1.6%
1,650,000	Entegris, Inc. 6.00%, 04/01/2022(1)		1,727,781
2,005,000	Micron Technology, Inc. 5.50%, 02/01/2025		2,127,185
	Sensata Technologies B.V.
1,005,000	5.00%, 10/01/2025(1)		1,057,762
770,000	5.63%, 11/01/2024(1)		837,375

			5,750,103

	Software - 3.3%
1,135,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)		1,234,312
1,150,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)		1,188,813
	First Data Corp.
610,000	5.38%, 08/15/2023(1)		636,688
2,110,000	5.75%, 01/15/2024(1)		2,228,687
2,305,000	7.00%, 12/01/2023(1)		2,486,519
544,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(1)(6)		563,040
2,925,000	Infor U.S., Inc. 6.50%, 05/15/2022		3,045,656
475,000	RP Crown Parent LLC 7.38%, 10/15/2024(1)		496,375

			11,880,090

	Telecommunications - 5.4%
	Altice Financing S.A.
235,000	6.50%, 01/15/2022(1)		244,917
1,570,000	6.63%, 02/15/2023(1)		1,663,219
1,870,000	7.50%, 05/15/2026(1)		2,073,456
1,280,000	Frontier Communications Corp. 11.00%, 09/15/2025		1,172,800
	Level 3 Financing, Inc.
1,880,000	5.38%, 08/15/2022		1,931,700
690,000	5.63%, 02/01/2023		719,325
	Nokia Oyj
200,000	3.38%, 06/12/2022		202,374

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$205,000	4.38%, 06/12/2027	$211,150
	Sprint Capital Corp.
1,435,000	6.88%, 11/15/2028	1,564,150
	Sprint Corp.
1,084,000	7.13%, 06/15/2024	1,188,335
2,660,000	7.25%, 09/15/2021	2,952,600
110,000	7.63%, 02/15/2025	124,025
4,766,000	7.88%, 09/15/2023	5,409,410

		19,457,461

	Transportation - 0.4%
	Hertz Corp.
1,430,000	7.63%, 06/01/2022(1)	1,415,700

	Trucking & Leasing - 0.5%
	Park Aerospace Holdings Ltd.
1,105,000	5.25%, 08/15/2022(1)	1,124,337
805,000	5.50%, 02/15/2024(1)	819,591

		1,943,928

	Total Corporate Bonds
	(cost $321,599,622)	$333,787,177

Senior Floating Rate Interests - 1.2%(10)
	Chemicals - 0.2%
	Diamond (BC) B.V.
550,000	0.00%, 07/12/2024(11)	$550,456

	Environmental Control - 0.0%
	HD Supply Waterworks Ltd.
140,000	0.00%, 08/01/2024(11)	140,832

	Healthcare-Products - 0.4%
	INC Research LLC
1,360,000	0.00%, 06/27/2024(11)	1,369,629

	Insurance - 0.3%
	Asurion LLC
105,000	0.00%, 11/03/2023(11)	105,788
445,000	0.00%, 07/11/2025(11)	455,987
485,000	8.73%, 03/03/2021	485,606

		1,047,381

	Leisure Time - 0.1%
	Hayward Industries, Inc.
300,000	0.00%, 07/18/2024(11)	302,250

	Machinery-Diversified - 0.2%
	Gardner Denver, Inc.
851,309	4.55%, 07/30/2020	855,208

	Total Senior Floating Rate Interests
	(cost $4,220,603)	$4,265,756

Convertible Bonds - 2.1%
	Commercial Services - 0.2%
	Cardtronics, Inc.
800,000	1.00%, 12/01/2020	$763,000

	Diversified Financial Services - 0.3%
	Blackhawk Network Holdings, Inc.
930,000	1.50%, 01/15/2022(1)	1,043,344

	Home Builders - 0.2%
	M/I Homes, Inc.
873,000	3.00%, 03/01/2018	874,091

	Internet - 0.3%
	Priceline Group, Inc.
870,000	0.90%, 09/15/2021	1,035,844

	Media - 0.4%
	DISH Network Corp.
770,000	3.38%, 08/15/2026(1)	956,725

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$470,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(1)		$	531,100

				1,487,825

	Oil & Gas - 0.2%
130,000	PDC Energy, Inc. 1.13%, 09/15/2021			122,281
1,645,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019			478,078

				600,359

	Semiconductors - 0.4%
	Microchip Technology, Inc.
656,000	1.63%, 02/15/2027(1)			726,520
684,000	2.25%, 02/15/2037(1)			747,270

				1,473,790

	Software - 0.1%
412,000	ServiceNow, Inc. 0.00%, 06/01/2022(1)(12)			429,510

	Total Convertible Bonds (cost $8,678,912)		$	7,707,763

Common Stocks - 1.0%
	Banks - 0.3%
96,368	MGIC Investment Corp.*		$	1,124,615

	Energy - 0.3%
104,555,002	KCA Deutag*(1)(3)(4)			940,890

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
35,700	Endo International plc*			393,414

	Utilities - 0.3%
3,200,000	TCEH Corp.*(3)(4)			3
78,357	Vistra Energy Corp.			1,287,406

				1,287,409

	Total Common Stocks (cost $5,042,063)		$	3,746,328

Preferred Stocks - 0.1%
	Diversified Financials - 0.1%
13,575	GMAC Capital Trust Series 2 6.97%(9)			360,416

	Total Preferred Stocks (cost $356,566)		$	360,416

	Total Long-Term Investments (cost $340,813,686)		$	349,867,440
Short-Term Investments - 3.9%
	Other Investment Pools & Funds - 3.9%
14,043,967	Fidelity Institutional Government Fund, Institutional Class		$	14,043,967

	Total Short-Term Investments (cost $14,043,967)		$	14,043,967

	Total Investments (cost $354,857,653)^	100.9%	$	363,911,407
	Other Assets and Liabilities	(0.9)%		(3,215,422)

	Total Net Assets	100.0%	$	360,695,985

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	16,951,349
Unrealized Depreciation		(7,897,595)

Net Unrealized Appreciation	$	9,053,754

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $170,164,435, which represented 47.2% of total net assets.
(2)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost Basis
03/2011	104,555,002	KCA Deutag	$	1,416,929
01/2015	920,000	Soundview NIM Trust		915,920
10/2016	3,200,000	TCEH Corp.		—
10/2016	1,460,000	Texas Competitive Electric Holdings Co. LLC		—

			$	2,332,849

At July 31, 2017, the aggregate value of these securities was $940,893, which represents 0.3% of total net assets.

(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $940,893, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $6,847,943 at July 31, 2017.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $8,218,803, which represented 2.3% of total net assets.
(9)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2017.
(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Security is a zero-coupon bond.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.28	USD	6,020,000	(5.00%)	06/20/22	$396,675	$480,543	$83,868

Total					$396,675	$480,543	$83,868

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	08/31/17	UBS	$173,156	$174,325	$(1,169)
EUR	Sell	08/31/17	UBS	810,269	821,815	(11,546)
EUR	Sell	08/31/17	BOA	787,467	800,469	(13,002)
EUR	Sell	08/31/17	DEUT	3,541,792	3,606,262	(64,470)

Total						$(90,187)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	333,787,177	—	333,787,177	—
Senior Floating Rate Interests	4,265,756	—	4,265,756	—
Convertible Bonds	7,707,763	—	7,707,763	—
Common Stocks
Banks	1,124,615	1,124,615	—	—
Energy	940,890	—	—	940,890
Pharmaceuticals, Biotechnology & Life Sciences	393,414	393,414	—	—
Utilities	1,287,409	1,287,406	—	3
Preferred Stocks	360,416	360,416	—	—
Short-Term Investments	14,043,967	14,043,967	—	—
Swaps - Credit Default(2)	83,868	—	83,868	—

Total	$363,995,275	$17,209,818	$345,844,564	$940,893

Liabilities
Foreign Currency Contracts(2)	$(90,187)	$—	$(90,187)	$—

Total	$(90,187)	$—	$(90,187)	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

The Hartford Inflation Plus Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 2.9%
		Asset-Backed - Finance & Insurance - 0.2%
	$1,360,000	HSI Asset Securitization Corp. Trust 1.50%, 02/25/2036(1)	$1,320,834

		Asset-Backed - Home Equity - 0.2%
	787,243	GSAA Home Equity Trust 5.99%, 06/25/2036(1)	422,300
	742,219	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(2)	461,037

			883,337

		Whole Loan Collateral CMO - 2.5%
	832,494	Adjustable Rate Mortgage Trust 1.77%, 11/25/2035(1)	821,069
	1,227,125	Banc of America Funding Trust 6.05%, 10/25/2036(2)	1,121,335
	420,765	Bear Stearns Adjustable Rate Mortgage Trust 2.83%, 10/25/2035(1)	412,997
	733,631	Chase Mortgage Finance Trust 3.22%, 12/25/2035(1)	710,529
	536,423	Deutsche Alt-A Securities Mortgage Loan Trust 1.38%, 12/25/2036(1)	491,148
	260,141	GreenPoint Mortgage Funding Trust 2.13%, 10/25/2045(1)	202,433
	748,093	GSR Mortgage Loan Trust 3.55%, 10/25/2035(1)	665,737
		HarborView Mortgage Loan Trust
	640,538	1.42%, 01/19/2038(1)	601,746
	620,016	2.23%, 10/25/2037(1)	603,704
	2,872,172	IndyMac Index Mortgage Loan Trust 1.52%, 01/25/2036(1)	2,362,525
	1,146,678	JP Morgan Mortgage Trust 3.29%, 01/25/2037(1)	1,140,714
	173,013	Lehman XS Trust 1.47%, 06/25/2047(1)	150,043
	583,554	Luminent Mortgage Trust 1.43%, 10/25/2046(1)	548,179
		MASTR Adjustable Rate Mortgages Trust
	1,269,782	1.47%, 05/25/2037(1)	814,891
	15,875	3.32%, 11/21/2034(1)	16,253
	115,729	Residential Asset Securitization Trust 1.68%, 03/25/2035(1)	104,862
		Residential Funding Mortgage Securities, Inc.
	259,258	3.94%, 02/25/2036(1)	235,371
	493,316	6.00%, 07/25/2037	458,645
	685,992	Structured Adjustable Rate Mortgage Loan Trust 3.58%, 06/25/2035(1)	600,958
		WaMu Mortgage Pass-Through Certificates Trust
	758,442	1.55%, 12/25/2046(1)	683,993
	729,205	1.65%, 06/25/2044(1)	704,709
		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
	256,746	1.32%, 02/25/2037(1)	180,706
	902,068	1.61%, 11/25/2046(1)	759,273

			14,391,820

		Total Asset & Commercial Mortgage Backed Securities (cost $15,593,195)	$16,595,991

Foreign Government Obligations - 3.3%
		Argentina - 0.2%
ARS	18,856,000	Argentina Politica Monet 26.25%, 06/21/2020(1)	1,123,261

		Brazil - 1.4%
		Brazil Notas do Tesouro Nacional
BRL	11,360,172	6.00%, 05/15/2019(3)	3,795,034

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	11,824,280	6.00%, 08/15/2022(3)	$3,978,264

			7,773,298

		Colombia - 0.3%
COP	4,959,648,981	Colombian TES 4.75%, 02/23/2023(3)	1,799,544

		Russia - 0.6%
RUB	221,109,678	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(3)	3,584,388

		South Africa - 0.2%
ZAR	20,089,191	South Africa Government Bond - CPI Linked 1.88%, 02/28/2033(3)	1,387,231

		Thailand - 0.6%
THB	113,000,000	Bank of Thailand 1.49%, 02/17/2018(1)	3,396,989

		Total Foreign Government Obligations (cost $18,130,352)	$19,064,711

Senior Floating Rate Interests - 5.1%(4)
		Aerospace/Defense - 0.1%
	$240,000	MacDonald, Dettwiler and Associates Ltd. 0.00%, 07/06/2024(5)	$239,950
	599,843	TransDigm, Inc. 4.23%, 06/09/2023	602,590

			842,540

		Airlines - 0.2%
	326,700	American Airlines, Inc. 3.73%, 04/28/2023	328,170
	982,500	Delta Air Lines, Inc. 3.73%, 08/24/2022	987,167

			1,315,337

		Auto Parts & Equipment - 0.0%
	140,000	USI, Inc. 4.18%, 05/16/2024	139,563

		Chemicals - 0.1%
	297,130	Huntsman International LLC 4.23%, 04/01/2023	298,523
	338,250	Minerals Technologies, Inc. 3.48%, 02/14/2024	339,519

			638,042

		Commercial Services - 0.4%
	114,139	Camelot UK Holdco Ltd. 4.73%, 10/03/2023	115,366
	150,000	Clean Harbors, Inc. 3.23%, 06/27/2024	150,499
	104,475	DigitalGlobe, Inc. 3.98%, 01/15/2024	104,541
	198,000	Hertz Corp. 3.99%, 06/30/2023	197,588
	116,504	KAR Auction Services, Inc. 3.81%, 03/09/2023	117,183
	210,000	PSAV Holdings LLC 4.67%, 04/27/2024	211,312
	144,275	Quikrete Holdings, Inc. 3.98%, 11/15/2023	144,734
	222,750	Russell Investment Group 6.97%, 06/01/2023	225,396
	189,525	Team Health Holdings, Inc. 3.98%, 02/06/2024	188,756
	290,000	Tempo Acquisition LLC 4.23%, 05/01/2024	292,236
	172,771	Trans Union LLC 3.73%, 04/09/2023	173,027

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$149,250	Xerox Business Services LLC 5.23%, 12/07/2023	$150,966

		2,071,604

	Distribution/Wholesale - 0.1%
498,750	American Builders & Contractors Supply Co., Inc. 3.73%, 10/31/2023	501,244
183,155	Nexeo Solutions LLC 5.05%, 06/09/2023	185,521
119,400	Univar, Inc. 3.98%, 07/01/2022	119,997

		806,762

	Diversified Financial Services - 0.3%
199,500	AlixPartners LLP 4.30%, 04/04/2024	200,964
500,000	Delos Finance S.a.r.l. 3.55%, 10/06/2023	501,040
155,000	Fortress Investment Group LLC 1.38%, 06/14/2022	156,842
433,160	RPI Finance Trust 3.30%, 03/27/2023	435,083
225,000	Telenet Financing USD LLC 3.98%, 06/30/2025	226,125

		1,520,054

	Electric - 0.1%
119,700	AES Corp. 3.19%, 05/24/2022	119,371
151,280	Calpine Corp. 4.05%, 05/31/2023	151,763
125,000	Helix Gen Funding LLC 4.96%, 06/02/2024	126,125

		397,259

	Energy-Alternate Sources - 0.2%
750,565	MEG Energy Corp. 4.73%, 12/31/2023	746,346
	TEX Operations Co. LLC
35,000	3.98%, 08/04/2023	35,096
144,275	3.98%, 08/04/2023	144,672

		926,114

	Engineering & Construction - 0.0%
225,000	Brand Energy & Infrastructure Services, Inc. 5.56%, 06/21/2024	226,687

	Entertainment - 0.0%
219,450	Eldorado Resorts LLC 3.56%, 04/17/2024	218,901

	Environmental Control - 0.0%
132,075	Advanced Disposal Services, Inc. 3.94%, 11/10/2023	133,087

	Food - 0.1%
319,200	JBS USA LLC 3.80%, 10/30/2022	316,308
300,000	Post Holdings, Inc. 3.49%, 05/24/2024	301,218

		617,526

	Healthcare-Products - 0.1%
150,000	INC Research LLC 0.00%, 06/27/2024(5)	151,062
100,000	Kinetic Concepts, Inc. 4.55%, 02/02/2024	100,281

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$104,213	Revlon Consumer Products Corp. 4.73%, 09/07/2023	$93,993

		345,336

	Healthcare-Services - 0.2%
206,850	Acadia Healthcare Co., Inc. 3.98%, 02/16/2023	209,113
	Community Health Systems, Inc.
82,849	3.96%, 12/31/2019	82,820
143,864	4.23%, 01/27/2021	143,585
243,775	Envision Healthcare Corp. 4.30%, 12/01/2023	245,148
298,500	inVentiv Health, Inc. 4.95%, 11/09/2023	298,661
322,774	MPH Acquisition Holdings LLC 4.30%, 06/07/2023	325,033

		1,304,360

	Household Products/Wares - 0.1%
290,000	Galleria Co. 4.25%, 09/29/2023	291,995

	Insurance - 0.1%
707,727	Asurion LLC 4.23%, 11/03/2023	713,035
99,486	HUB International Ltd. 4.42%, 10/02/2020	100,138

		813,173

	Lodging - 0.1%
188,299	Boyd Gaming Corp. 3.69%, 09/15/2023	189,024
175,000	Caesars Entertainment Operating Co. 0.00%, 03/31/2024(5)	175,766
168,725	Station Casinos LLC 3.73%, 06/08/2023	168,953

		533,743

	Media - 0.3%
100,000	CBS Radio, Inc. 0.00%, 10/17/2023(5)	100,063
296,250	Charter Communications Operating LLC 3.48%, 01/15/2024	298,226
301,120	CSC Holdings LLC 3.48%, 07/17/2025	300,443
327,525	Numericable U.S. LLC 4.56%, 01/14/2025	329,045
275,000	UPC Financing Partnership 3.98%, 04/15/2025	276,375
673,321	Virgin Media Bristol LLC 3.98%, 01/31/2025	676,607

		1,980,759

	Oil & Gas - 0.2%
110,000	Chesapeake Energy Corp. 8.69%, 08/23/2021	118,003
1,200,250	Energy Transfer Equity L.P. 3.97%, 02/02/2024	1,204,451
96,555	Peabody Energy Corp. 5.73%, 03/31/2022	97,351

		1,419,805

	Packaging & Containers - 0.3%
421,949	Berry Plastics Group, Inc. 3.47%, 02/08/2020	423,620
164,588	Flex Acquisition Co., Inc. 4.55%, 12/29/2023	165,469

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	$963,781	Reynolds Group Holdings, Inc. 4.23%, 02/05/2023	$967,771

			1,556,860

		Pharmaceuticals - 0.2%
	370,000	Endo Luxembourg Finance Co. I S.a r.l. 5.50%, 04/29/2024	375,550
	595,168	Quintiles IMS, Inc. 3.30%, 03/07/2024	599,382

			974,932

		Real Estate - 0.1%
	456,506	DTZ U.S. Borrower LLC 4.56%, 11/04/2021	458,789

		Real Estate Investment Trusts - 0.1%
EUR	209,475	Equinix, Inc. 3.25%, 01/05/2024	249,941
	$261,688	MGM Growth Properties Operating Partnership L.P. 3.48%, 04/25/2023	262,637

			512,578

		Retail - 0.3%
	263,017	Albertsons LLC 4.29%, 12/21/2022	262,570
	110,952	B&G Foods, Inc. 3.48%, 11/02/2022	111,542
	124,427	B.C. Unlimited Liability Co. 3.51%, 02/16/2024	124,360
	300,000	Bass Pro Group LLC 6.30%, 12/16/2023	292,188
	242,443	Coty, Inc. 3.73%, 10/27/2022	243,505
	127,725	Harbor Freight Tools USA, Inc. 4.48%, 08/18/2023	128,250
	317,886	Michaels Stores, Inc. 3.98%, 01/30/2023	317,927
	183,615	Yum! Brands, Inc. 3.23%, 06/16/2023	184,500

			1,664,842

		Semiconductors - 0.0%
	162,639	ON Semiconductor Corp. 3.48%, 03/31/2023	163,208

		Software - 0.7%
	165,000	Almonde, Inc. 4.74%, 06/13/2024	166,284
	249,375	Change Healthcare Holdings, Inc. 3.98%, 03/01/2024	250,747
	277,904	Dell, Inc. 3.74%, 09/07/2023	279,476
		First Data Corp.
	893,287	3.48%, 07/08/2022	895,681
	446,918	3.73%, 04/26/2024	449,314
	261,317	Global Payments, Inc. 3.23%, 04/22/2023	262,112
	229,753	Go Daddy Operating Co. LLC 3.73%, 02/15/2024	230,743
	565,397	Infor U.S., Inc. 4.05%, 02/01/2022	565,499
	18,702	MA FinanceCo LLC 3.98%, 06/21/2024	18,708
	126,298	Seattle Spinco, Inc. 4.03%, 06/21/2024	126,337
	228,242	SS&C Technologies, Inc. 3.48%, 07/08/2022	229,490
	210,000	Verint Systems, Inc. 3.47%, 06/29/2024	210,525

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 490,050	WEX, Inc. 3.98%, 06/30/2023	$495,088

		4,180,004

	Telecommunications - 0.6%
500,000	Level 3 Financing, Inc. 3.48%, 02/22/2024	501,955
181,059	MaxLinear, Inc. 3.72%, 05/12/2024	181,512
438,900	Sprint Communications, Inc. 3.75%, 02/02/2024	440,326
989,926	Telesat Canada 4.30%, 11/17/2023	999,409
225,000	Unitymedia Hessen GmbH & Co. KG 0.00%, 09/30/2025(5)	224,474
980,648	Univision Communications, Inc. 3.98%, 03/15/2024	976,696
100,095	Zayo Group LLC 3.72%, 01/19/2024	100,459

		3,424,831

	Trucking & Leasing - 0.1%
300,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.98%, 03/20/2022	299,766

	Total Senior Floating Rate Interests (cost $29,604,566)	$29,778,457

U.S. Government Agencies - 5.1%
	FNMA - 5.1%
28,900,000	3.50%, 08/01/2047(6)	29,753,451
707	10.50%, 12/01/2018	710

		29,754,161

	Total U.S. Government Agencies (cost $29,648,558)	$29,754,161

U.S. Government Securities - 84.2%
	U.S. Treasury Securities - 84.2%
	U.S. Treasury Bonds - 7.4%
35,708,081	U.S. Treasury Bonds 2.50%, 01/15/2029(3)	43,146,789

		43,146,789

	U.S. Treasury Notes - 76.8%
19,276,628	0.13%, 04/15/2018(3)(7)	19,218,894
20,705,428	0.13%, 04/15/2019(3)	20,733,546
4,259,542	0.13%, 04/15/2020(3)	4,275,528
154,042,923	0.13%, 04/15/2021(3)	154,301,715
39,451,530	0.13%, 01/15/2023(3)	39,298,695
65,010,941	0.13%, 07/15/2024(3)	64,228,664
4,318,943	0.25%, 01/15/2025(3)	4,267,120
42,630,681	0.38%, 07/15/2025(3)	42,569,506
73,668,424	0.63%, 01/15/2024(3)	75,131,479
20,272,688	1.13%, 01/15/2021(3)(8)	21,088,684

		445,113,831

		488,260,620

	Total U.S. Government Securities (cost $488,324,624)	$488,260,620

	Total Long-Term Investments (cost $581,301,295)	$583,453,940
Short-Term Investments - 5.0%
	Other Investment Pools & Funds - 4.6%
26,884,353	Fidelity Institutional Government Fund, Institutional Class	$26,884,353

	U.S. Treasury - 0.4%
	FHLB - 0.4%
1,000,000	1.04%, 10/12/2017(7)(9)	997,830

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

1,000,000	1.09%, 10/05/2017(9)		$998,118

			1,995,948

	Total Short-Term Investments (cost $28,880,476)		$28,880,301

	Total Investments (cost $610,181,771)^	105.6%	$612,334,241
	Other Assets and Liabilities	(5.6)%	(32,471,716)

	Total Net Assets	100.0%	$579,862,525

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$4,097,718
Unrealized Depreciation	(1,945,248)

Net Unrealized Appreciation	$2,152,470

(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(4)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2017.
(5)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(6)	Represents or includes a TBA transaction.
(7)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(9)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	110	09/20/2017	$13,833,598	$13,847,968	$14,370
U.S. Treasury 5-Year Note Future	126	09/29/2017	14,879,679	14,886,703	7,024

Total					$21,394

Short position contracts:
Long Gilt Future	80	09/27/2017	$13,456,042	$13,301,667	$154,375
U.S. 10-Year Ultra Future	20	09/20/2017	2,694,339	2,700,937	(6,598)
U.S. Treasury 2-Year Note Future	201	09/29/2017	43,419,712	43,485,094	(65,382)

Total					$82,395

Total futures contracts					$103,789

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.AAA.6	GSC	USD	19,478,734	0.50%	05/11/63	$—	$(15,638)	$90,302	$105,940

Total traded indices						$—	$(15,638)	$90,302	$105,940

Total OTC contracts						$—	$(15,638)	$90,302	$105,940

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	2.29% Fixed	CPURNSA	USD	29,572,000	01/15/22	$—	$—	$(516,859)	$(516,859)
BOA	2.12% Fixed	CPURNSA	USD	9,480,000	01/15/24	—	—	(118,435)	(118,435)
BOA	CPURNSA	2.11% Fixed	USD	21,160,000	07/15/27	—	—	(93,563)	(93,563)
DEUT	1.44% Fixed	CPURNSA	USD	16,190,000	09/11/20	—	—	219,603	219,603

Total						$—	$—	$(509,254)	$(509,254)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2017

Payments made by Fund		Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate		0.93% Fixed	USD	13,439,000	08/22/24	$—	$—	$732,349	$732,349
12M Federal Funds Rate		1.03% Fixed	USD	9,012,000	09/06/26	—	—	635,811	635,811
12M Federal Funds Rate		1.00% Fixed	USD	3,322,000	09/29/26	92,302	—	248,406	156,104
3M USD LIBOR		2.12% Fixed	USD	4,590,000	06/07/27	—	—	41,037	41,037
3M USD LIBOR		2.12% Fixed	USD	4,600,000	06/07/27	—	—	39,862	39,862
3M USD LIBOR		2.12% Fixed	USD	4,036,000	06/07/27	—	—	37,563	37,563
3M USD LIBOR		2.12% Fixed	USD	4,045,000	06/07/27	—	—	35,980	35,980

Total						$92,302	$—	$1,771,008	$1,678,706

Bond Forward Contracts Outstanding at July 31, 2017

Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.13%, 04/15/2020	USD	7,008,066	08/28/2017	$15,754
BOA	U.S. Treasury Bonds, 0.13%, 07/15/2024	USD	11,962,318	08/28/2017	48,321
BOA	U.S. Treasury Bonds, 0.63%, 01/15/2024	USD	4,122,525	06/15/2017	18,010
BOA	U.S. Treasury Bonds, 0.63%, 01/15/2026	USD	17,482,694	08/15/2017	65,580
BOA	U.S. Treasury Bonds, 2.38%, 01/15/2025	USD	25,001,995	08/28/2017	142,585

Total					$290,250

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
ARS	Buy	09/20/17	BNP	$260,221	$ 239,510	$ (20,711)
ARS	Sell	09/20/17	BNP	258,907	239,510	19,397
AUD	Buy	08/31/17	NAB	7,091,833	7,172,240	80,407
AUD	Buy	08/31/17	GSC	3,549,740	3,549,736	(4)
AUD	Sell	08/31/17	DEUT	1,201,180	1,202,704	(1,524)
AUD	Sell	08/31/17	BCLY	3,607,373	3,629,702	(22,329)
BRL	Sell	09/05/17	MSC	1,753,751	1,849,808	(96,057)
BRL	Sell	09/05/17	BNP	1,926,883	2,045,613	(118,730)
BRL	Sell	09/20/17	GSC	3,466,229	3,693,246	(227,017)
CAD	Buy	08/31/17	GSC	7,122,204	7,155,581	33,377
CAD	Buy	08/31/17	BNP	1,177,624	1,180,427	2,803
CAD	Buy	08/31/17	CIBC	2,367,659	2,360,050	(7,609)
CAD	Sell	08/31/17	BNP	1,216,436	1,214,933	1,503
CAD	Sell	08/31/17	RBC	705,387	707,774	(2,387)
CAD	Sell	08/31/17	CSFB	1,200,671	1,204,500	(3,829)
CAD	Sell	08/31/17	BNP	1,685,317	1,691,596	(6,279)
CHF	Sell	08/31/17	BCLY	4,966,356	4,902,794	63,562
COP	Sell	09/20/17	CBK	1,531,079	1,510,216	20,863
EUR	Sell	08/31/17	DEUT	9,808,935	9,987,485	(178,550)
GBP	Sell	08/31/17	BCLY	1,176,996	1,182,179	(5,183)
GBP	Sell	08/31/17	DEUT	8,164,991	8,260,724	(95,733)
JPY	Sell	08/31/17	HSBC	4,160,267	4,203,163	(42,896)
JPY	Sell	08/31/17	BCLY	4,157,648	4,203,153	(45,505)
RUB	Sell	09/20/17	MSC	1,824,011	1,752,165	71,846
RUB	Sell	09/20/17	MSC	1,819,105	1,752,148	66,957
THB	Sell	09/20/17	JPM	3,334,964	3,400,710	(65,746)
ZAR	Sell	09/20/17	GSC	1,463,621	1,430,465	33,156

Total						$ (546,218)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

GBP	British Pound
JPY	Japanese Yen
RUB	Russian Ruble
THB	Thai Baht
ZAR	South African Rand

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced

The Hartford Inflation Plus Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$16,595,991	$—	$16,595,991	$—
Foreign Government Obligations	19,064,711	—	19,064,711	—
Senior Floating Rate Interests	29,778,457	—	29,778,457	—
U.S. Government Agencies	29,754,161	—	29,754,161	—
U.S. Government Securities	488,260,620	—	488,260,620	—
Short-Term Investments	28,880,301	26,884,353	1,995,948	—
Bond Forward Contracts(2)	290,250	—	290,250	—
Foreign Currency Contracts(2)	393,871	—	393,871	—
Futures Contracts(2)	175,769	175,769	—	—
Swaps - Credit Default(2)	105,940	—	105,940	—
Swaps - Interest Rate(2)	1,898,309	—	1,898,309	—

Total	$615,198,380	$27,060,122	$588,138,258	$—

Liabilities
Foreign Currency Contracts(2)	$(940,089)	$—	$(940,089)	$—
Futures Contracts(2)	(71,980)	(71,980)	—	—
Swaps - Interest Rate(2)	(728,857)	—	(728,857)	—

Total	$(1,740,926)	$(71,980)	$(1,668,946)	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford International Equity Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.5%
	Argentina - 0.6%
2,502	Grupo Financiero Galicia S.A. ADR	$90,873
1,613	Pampa Energia S.A. ADR*	87,667
2,727	YPF S.A. ADR	55,085

		233,625

	Australia - 0.8%
7,453	BHP Billiton plc	135,898
13,893	Resolute Mining Ltd.	11,999
57,869	South32 Ltd.	134,971
17,012	Western Areas Ltd.*	32,263

		315,131

	Austria - 0.1%
1,536	Zumtobel Group AG	30,415

	Belgium - 0.9%
1,302	Ageas	58,614
5,097	AGFA-Gevaert N.V.*	23,779
1,985	Anheuser-Busch InBev N.V.	239,456
1,044	Orange Belgium S.A.	25,750

		347,599

	Brazil - 1.3%
41,030	BR Malls Participacoes S.A.	173,680
6,500	Cia de Saneamento do Parana (Preference Shares)	22,095
2,600	Cia Paranaense de Energia (Preference Shares)	21,603
5,100	Itau Unibanco Holding S.A. (Preference Shares)	61,036
25,522	Kroton Educacional S.A.	123,422
10,130	Lojas Renner S.A.	95,181
3,186	Petroleo Brasileiro S.A. ADR*	28,069
1,400	Telefonica Brasil S.A. (Preference Shares)	20,971

		546,057

	Canada - 13.6%
5,404	Bank of Montreal	409,867
8,311	Bank of Nova Scotia	517,759
1,582	Barrick Gold Corp.	26,748
3,978	BCE, Inc.	186,720
9,048	Cameco Corp.	92,675
3,966	Canadian Imperial Bank of Commerce	344,256
384	Canadian National Railway Co.	30,344
4,236	Centerra Gold, Inc.*	22,594
6,232	CI Financial Corp.	135,762
3,884	Descartes Systems Group, Inc.*	97,447
10,418	Eldorado Gold Corp.	22,086
5,286	Emera, Inc.	196,728
9,918	EnCana Corp.	99,836
6,810	First Quantum Minerals Ltd.	75,269
7,196	Fortis, Inc.	262,386
5,281	Great-West Lifeco, Inc.	150,710
10,275	Hydro One Ltd.(1)	184,278
1,525	Ivanhoe Mines Ltd. Class A*	6,018
5,370	Kinross Gold Corp.*	22,124
14,196	Klondex Mines Ltd.*	45,204
3,829	Loblaw Cos. Ltd.	208,534
2,795	Magna International, Inc.	133,299
5,948	Manulife Financial Corp.	122,514
3,538	National Bank of Canada	159,341
1,781	Northern Dynasty Minerals Ltd.*	2,528
1,747	Painted Pony Energy Ltd.*	6,376
5,656	Power Financial Corp.	153,246
4,018	Raging River Exploration, Inc.*	25,750
5,493	Rogers Communications, Inc. Class B	285,632
6,985	Royal Bank of Canada	521,095
7,106	Shaw Communications, Inc. Class B	158,221

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

21,328	StorageVault Canada, Inc.	$39,346
4,627	TELUS Corp.	167,118
10,217	Toronto-Dominion Bank	526,687
3,834	Tricon Capital Group, Inc.	32,290
4,276	Uranium Participation Corp.*	13,102

		5,483,890

	China - 7.2%
38,000	361 Degrees International Ltd.	13,369
13,551	AAC Technologies Holdings, Inc.	182,040
3,257	Alibaba Group Holding Ltd. ADR*	504,672
1,295	BeiGene Ltd. ADR*	91,285
24,000	China BlueChemical Ltd. Class H	6,760
46,000	China Construction Bank Corp. Class H	38,194
32,496	China Longyuan Power Group Corp. Ltd. Class H	23,765
39,200	CSPC Pharmaceutical Group Ltd.	61,086
1,785	Ctrip.com International Ltd. ADR*	106,618
72,000	Daphne International Holdings Ltd.*	6,451
15,920	ENN Energy Holdings Ltd.	108,078
17,888	Gree Electric Appliances, Inc. of Zhuhai Class A	104,315
12,250	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	54,563
2,339	JD.com, Inc. ADR*	105,653
741	Kweichow Moutai Co., Ltd. Class A	52,982
12,200	Midea Group Co., Ltd. Class A	74,646
585	NetEase, Inc. ADR	182,099
1,275	New Oriental Education & Technology Group, Inc. ADR*	101,567
53,960	PICC Property & Casualty Co., Ltd. Class H	100,385
74,660	Semiconductor Manufacturing International Corp.*	81,841
12,885	Tencent Holdings Ltd.	514,291
25,000	TravelSky Technology Ltd. Class H	66,197
2,736	Weibo Corp. ADR*	210,535
25,452	Wuxi Biologics Cayman, Inc.*(1)	114,050
49,000	Xtep International Holdings Ltd.	18,242

		2,923,684

	Denmark - 0.9%
1,401	D/S Norden A/S*	27,793
1,982	DSV A/S	127,969
917	Genmab A/S*	208,399

		364,161

	Finland - 0.2%
11,791	Nokia Oyj	75,240

	France - 5.8%
340	Air France-KLM*	4,604
4,166	Alstom S.A.	149,252
6,085	BNP Paribas S.A.	471,561
1,236	Capgemini SE	134,563
6,549	Cie de Saint-Gobain	363,382
1,176	Cie Generale des Etablissements Michelin	159,273
2,781	Coface S.A.	26,296
2,971	Engie S.A.	47,852
847	Essilor International S.A.	107,236
549	L’Oreal S.A.	113,742
1,003	Legrand S.A.	69,285
398	Metropole Television S.A.	9,630
260	Renault S.A.	23,424
2,416	Rexel S.A.	38,258
2,948	Schneider Electric SE*	231,368
1,250	Societe Generale S.A.	73,293
179	Sopra Steria Group	30,955
2,569	Television Francaise	37,589
2,572	Total S.A.	130,796
1,461	Valeo S.A.	101,157
381	Vicat S.A.	27,828

		2,351,344

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Germany - 4.3%
2,135	Beiersdorf AG	$234,292
11,838	Deutsche Bank AG	210,807
1,376	Deutsche Lufthansa AG	29,550
18,396	E.ON SE	181,987
802	Hamburger Hafen und Logistik AG	22,430
1,137	HeidelbergCement AG	112,588
5,933	Infineon Technologies AG	128,843
3,097	Innogy SE(1)	130,074
1,507	METRO AG	16,935
1,507	Metro Wholesale & Food Specialist AG*	30,444
975	Rheinmetall AG	97,295
1,489	RWE AG*	31,374
836	Salzgitter AG	37,507
1,045	SAP SE	110,650
1,074	Volkswagen AG (Preference Shares)	165,169
4,169	Zalando SE*(1)	186,593

		1,726,538

	Greece - 0.4%
9,460	Alpha Bank A.E.*	22,679
8,176	Hellenic Telecommunications Organization S.A.	104,337
3,412	OPAP S.A.	39,260

		166,276

	Hong Kong - 1.7%
16,555	AIA Group Ltd.	130,213
31,635	AMVIG Holdings Ltd.	9,194
2,100	Dah Sing Financial Holdings Ltd.	14,859
570,000	G-Resources Group Ltd.*	7,442
56,400	Man Wah Holdings Ltd.	48,685
216,000	NetMind Financial Holdings Ltd.*	1,022
145,000	Pacific Basin Shipping Ltd.*	31,683
35,777	Sands China Ltd.	165,701
69,500	Sino Biopharmaceutical Ltd.	61,357
14,260	Sun Hung Kai Properties Ltd.	220,634

		690,790

	Hungary - 0.3%
16,791	Magyar Telekom Telecommunications plc	30,341
2,670	OTP Bank plc	99,361

		129,702

	India - 2.8%
8,408	Allahabad Bank*	9,808
4,802	Bharat Financial Inclusion Ltd.*	63,178
1,614	Britannia Industries Ltd.	98,650
3,911	Canara Bank	22,423
8,670	Corp. Bank*	6,847
4,676	Emami Ltd.	80,809
1,401	HDFC Bank Ltd. ADR	135,589
28,991	ICICI Bank Ltd.	136,421
16,585	ICICI Bank Ltd. ADR	154,406
5,353	Indiabulls Housing Finance Ltd.	97,964
673	Maruti Suzuki India Ltd.	81,288
11,399	NTPC Ltd.	29,181
10,304	State Bank of India	50,176
9,985	TVS Motor Co., Ltd.	90,676
7,551	Zee Entertainment Enterprises Ltd.	63,772

		1,121,188

	Ireland - 1.2%
13,923	Bank of Ireland Group plc*	116,198
52,259	Cairn Homes plc*	96,818
4,291	CRH plc	150,618
51,540	Hibernia plc REIT	86,268
1,412	Smurfit Kappa Group plc	41,989

		491,891

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Italy - 2.9%
3,552	Assicurazioni Generali S.p.A.	$64,427
6,303	Banca Popolare dell’Emilia Romagna SC	34,626
16,511	Davide Campari-Milano S.p.A.	122,056
20,926	Eni S.p.A.	331,324
23,341	FinecoBank Banca Fineco S.p.A.	204,568
7,932	Geox S.p.A.	31,475
7,560	Leonardo S.p.A.	131,743
7,292	Saipem S.p.A.*	29,920
11,868	UniCredit S.p.A.*	233,253

		1,183,392

	Japan - 11.7%
2,250	Aisan Industry Co., Ltd.	20,096
200	Alpha Systems, Inc.	3,887
1,500	Alpine Electronics, Inc.	27,348
1,900	Avex Group Holdings, Inc.	24,985
540	Benesse Holdings, Inc.	20,667
1,700	Canon, Inc.	59,144
700	Cawachi Ltd.	17,277
4,450	Chiyoda Corp.	26,727
1,170	Chubu Steel Plate Co., Ltd.	7,779
4,300	Citizen Watch Co., Ltd.	31,971
900	CMIC Holdings Co., Ltd.	12,500
2,700	Dai-ichi Life Holdings, Inc.	46,640
750	DeNA Co., Ltd.	16,477
2,925	Eisai Co., Ltd.	156,755
1,200	Exedy Corp.	37,556
1,175	Fuji Media Holdings, Inc.	16,977
9,670	Fujitsu Ltd.	72,010
2,500	Funai Electric Co., Ltd.	22,664
600	Gendai Agency, Inc.	3,075
3,200	Gree, Inc.	24,585
4,366	Hino Motors Ltd.	51,386
1,300	Hisaka Works Ltd.	11,663
3,030	Honda Motor Co., Ltd.	84,815
920	Honeys Holdings Co., Ltd.	10,392
1,600	Hosiden Corp.	18,506
2,900	Ichiyoshi Securities Co., Ltd.	26,002
2,400	Inpex Corp.	23,356
1,400	Japan Petroleum Exploration Co., Ltd.	29,074
2,000	Japan Steel Works Ltd.	33,030
1,900	JGC Corp.	30,436
2,800	JSR Corp.	49,342
4,520	KDDI Corp.	119,766
2,400	Keihin Corp.	34,533
4,370	Komatsu Ltd.	117,193
1,000	Kuroda Electric Co., Ltd.	19,120
1,600	Kyoei Steel Ltd.	24,692
500	Melco Holdings, Inc.	16,739
900	Miraial Co., Ltd.	8,636
33,670	Mitsubishi Heavy Industries Ltd.	133,867
8,290	Mitsubishi Motors Corp.	59,801
23,339	Mitsubishi UFJ Financial Group, Inc.	148,065
5,100	Mitsui Fudosan Co., Ltd.	117,046
44,300	Mizuho Financial Group, Inc.	78,782
2,400	Nakayama Steel Works Ltd.	14,545
1,300	Neturen Co., Ltd.	11,967
2,600	Nichicon Corp.	28,575
1,125	Nidec Corp.	123,963
2,200	Nikon Corp.	38,763
490	Nintendo Co., Ltd.	166,411
1,300	Nippon Chemi-Con Corp.	5,252
1,379	Nippon Telegraph & Telephone Corp.	67,486

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

5,985	Nippon Television Holdings, Inc.	$102,325
1,900	Nissin Kogyo Co., Ltd.	31,821
1,900	NOK Corp.	43,491
1,600	Oita Bank Ltd.	6,029
3,746	Ono Pharmaceutical Co., Ltd.	81,947
8,000	Pacific Metals Co., Ltd.*	21,461
638	PAL GROUP Holdings Co., Ltd.	20,364
17,300	Pioneer Corp.*	34,161
400	Proto Corp.	6,253
2,000	Rakuten, Inc.	24,430
1,500	Relia, Inc.	16,035
1,040	Sankyo Co., Ltd.	34,135
1,000	Sanyo Shokai Ltd.	15,059
3,910	Seven & I Holdings Co., Ltd.	157,591
3,800	Shinko Electric Industries Co., Ltd.	27,649
2,730	Showa Corp.*	26,372
2,765	SoftBank Group Corp.	222,852
4,195	Sony Corp.	172,349
14,000	Sumitomo Chemical Co., Ltd.	81,818
6,850	Sumitomo Mitsui Financial Group, Inc.	264,313
1,300	Sumitomo Mitsui Trust Holdings, Inc.	47,740
2,100	Sumitomo Riko Co., Ltd.	21,966
910	Suzuken Co., Ltd.	30,391
7,725	T&D Holdings, Inc.	113,957
360	Taiyo Yuden Co., Ltd.	6,045
4,010	Takeda Pharmaceutical Co., Ltd.	211,836
2,300	Tochigi Bank Ltd.	9,359
2,200	Tokai Rika Co., Ltd.	40,397
2,482	Tokio Marine Holdings, Inc.	104,376
790	Tokyo Seimitsu Co., Ltd.	27,402
3,600	Tokyo Steel Manufacturing Co., Ltd.	30,860
2,200	Toppan Forms Co., Ltd.	22,875
7,000	Toshiba Machine Co., Ltd.	33,240
9,000	Toyo Engineering Corp.	23,671
5,845	Toyo Tire & Rubber Co., Ltd.	119,978
1,600	Toyoda Gosei Co., Ltd.	37,751
760	TV Asahi Holdings Corp.	13,819
2,300	Ushio, Inc.	32,279
1,600	Xebio Holdings Co., Ltd.	30,135
1,190	Yamato Kogyo Co., Ltd.	33,356

		4,734,212

	Kazakhstan - 0.0%
746	KazMunaiGas Exploration Production JSC GDR	7,273

	Luxembourg - 0.4%
7,900	Biotoscana Investments S.A.*	69,035
3,832	SES S.A.	90,145

		159,180

	Malaysia - 2.8%
197,400	DiGi.Com Bhd	221,306
31,600	Kuala Lumpur Kepong Bhd	182,982
67,400	Petronas Chemicals Group Bhd	109,496
44,500	Public Bank Bhd	210,793
52,600	Sime Darby Bhd	116,093
81,700	Telekom Malaysia Bhd	121,362
57,346	Tenaga Nasional Bhd	189,072

		1,151,104

	Mexico - 0.6%
3,794	Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR*	51,978
11,050	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	69,798
59,400	Wal-Mart de Mexico S.A.B. de C.V.	137,468

		259,244

	Netherlands - 2.4%
2,464	AerCap Holdings N.V.*	120,982

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

1,560	Fugro N.V.*	$25,057
1,668	Heineken Holding N.V.	163,863
2,661	Heineken N.V.	277,673
10,692	ING Groep N.V.	199,768
715	Koninklijke Philips N.V.	27,324
10,864	PostNL N.V.	51,423
3,782	Royal Dutch Shell plc Class B	107,741

		973,831

	Norway - 0.1%
1,271	Statoil ASA	23,887
4,408	Storebrand ASA	36,768

		60,655

	Poland - 0.2%
3,848	Alior Bank S.A.*	68,549

	Portugal - 0.3%
2,598	CTT-Correios de Portugal S.A.	16,941
6,131	Galp Energia SGPS S.A.	98,222

		115,163

	Russia - 1.6%
11,404	Gazprom PJSC ADR	44,393
940	Lukoil PJSC ADR	43,799
41,343	Sberbank of Russia PJSC*	113,768
2,000	Sberbank of Russia PJSC ADR	23,285
7,600	Surgutneftegas OJSC ADR	33,119
1,857	X5 Retail Group N.V. GDR*	71,829
10,243	Yandex N.V. Class A*	296,842

		627,035

	Singapore - 3.0%
107,200	CapitaLand Mall Trust REIT	158,916
10,360	DBS Group Holdings Ltd.	165,279
36,779	Oversea-Chinese Banking Corp. Ltd.	308,037
89,000	Singapore Telecommunications Ltd.	260,567
100,200	Suntec REIT	140,473
10,428	United Overseas Bank Ltd.	184,530

		1,217,802

	South Africa - 0.3%
959	Anglo American Platinum Ltd.*	23,484
9,543	Gold Fields Ltd.	38,070
7,691	Grindrod Ltd.*	7,225
5,785	Impala Platinum Holdings Ltd.*	15,446
21,983	Nampak Ltd.*	31,881
8,288	Raubex Group Ltd.	14,936

		131,042

	South Korea - 3.6%
1,225	Celltrion Healthcare Co., Ltd.*	54,460
476	CJ CheilJedang Corp.	157,323
1,324	CJ E&M Corp.	88,334
523	Cuckoo Electronics Co., Ltd.	65,698
144	Hugel, Inc.*	74,797
3,433	ING Life Insurance Korea Ltd.*(1)	115,809
945	KB Financial Group, Inc.	50,246
1,591	KT Corp.	49,471
3,048	KT Corp. ADR	55,443
845	NHN Entertainment Corp.*	57,910
211	Samsung Electronics Co., Ltd.	453,751
1,197	Samsung SDI Co., Ltd.	179,870
771	Shinhan Financial Group Co., Ltd.	36,643
2,325	Tongyang Life Insurance Co., Ltd.	20,219

		1,459,974

	Spain - 1.3%
1,471	Almirall S.A.	14,244

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

46,728	CaixaBank S.A.	$243,390
3,429	Industria de Diseno Textil S.A.	136,112
2,653	Neinor Homes SLU*(1)	61,137
3,517	Repsol S.A.	58,902

		513,785

	Sweden - 1.3%
7,410	Assa Abloy AB Class B	158,744
3,086	Atlas Copco AB Class A	111,614
6,674	Qliro Group AB*	13,732
13,149	SAS AB*	31,430
8,198	Telefonaktiebolaget LM Ericsson Class B	53,061
35,879	Telia Co., AB	168,662

		537,243

	Switzerland - 7.1%
4,846	ABB Ltd.	113,524
497	Adecco Group AG	37,918
1,035	Baloise Holding AG	166,289
140	Barry Callebaut AG*	199,659
2,425	GAM Holding AG*	38,233
5,208	Julius Baer Group Ltd.*	294,809
1,065	Kuehne + Nagel International AG	185,463
3,901	LafargeHolcim Ltd.*	233,089
5,725	Nestle S.A.	483,244
4,614	Novartis AG	393,010
616	Roche Holding AG	155,952
74	SGS S.A.	163,554
20,154	UBS Group AG*	350,487
160	Zurich Insurance Group AG	48,765

		2,863,996

	Taiwan - 3.5%
65,000	Acer, Inc.*	31,940
16,500	Catcher Technology Co., Ltd.	189,633
40,000	Chunghwa Telecom Co., Ltd.	135,208
53,000	Compal Electronics, Inc.	35,200
211,674	E.Sun Financial Holding Co., Ltd.	134,942
214,674	First Financial Holding Co., Ltd.	144,997
201,066	Hua Nan Financial Holdings Co., Ltd.	117,517
480	Largan Precision Co., Ltd.	87,580
4,880	MediaTek, Inc.	42,958
99,000	Shin Kong Financial Holding Co., Ltd.	26,465
250,082	Taishin Financial Holding Co., Ltd.	117,604
35,050	Taiwan Semiconductor Manufacturing Co., Ltd.	247,765
61,830	WPG Holdings Ltd.	86,590

		1,398,399

	Thailand - 0.3%
7,580	Siam Cement PCL	115,218

	United Kingdom - 8.5%
2,528	Anglo American plc*	41,818
4,261	AstraZeneca plc	253,969
21,377	Aviva plc	151,948
31,827	BP plc	186,944
1,546	British American Tobacco plc	96,170
61,805	BT Group plc	255,767
20,472	Centrica plc	53,630
59,821	Cobham plc	104,737
11,764	Glencore plc*	51,896
1,232	Go-Ahead Group plc	29,178
29,186	Grainger plc	101,269
6,227	Halfords Group plc	27,375
16,107	Hays plc	35,421
15,791	HSBC Holdings plc	158,145
20,751	Ibstock plc(1)	69,816
16,114	J Sainsbury plc	52,064

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

14,474	Just Eat plc*		$118,555
2,134	Lonmin plc*		2,330
9,099	Marks & Spencer Group plc		38,672
21,151	National Grid plc		261,720
12,779	QinetiQ Group plc		40,646
1,110	Reckitt Benckiser Group plc		107,922
11,002	RELX plc		239,638
19,472	SIG plc		42,519
9,468	SSE plc		172,302
5,783	Standard Chartered plc*		64,644
1,678	SThree plc		7,035
2,909	Ultra Electronics Holdings plc		80,400
5,386	Unilever N.V.		313,883
27,696	Worldpay Group plc(1)		135,151
6,782	WPP plc		138,311

			3,433,875

	United States - 0.4%
3,365	Thomson Reuters Corp.		154,114

	Vietnam - 0.1%
7,622	Vietnam Dairy Products JSC		51,166

	Total Common Stocks (cost $33,681,411)		$38,213,783

Exchange Traded Funds - 3.1%
	Other Investment Pools & Funds - 3.1%
925	iShares Core MSCI EAFE ETF		$57,905
25,019	iShares MSCI ACWI ex U.S. ETF		1,180,646

			1,238,551

	Total Exchange Traded Funds (cost $1,223,267)		$1,238,551

	Total Long-Term Investments (cost $34,904,678)		$39,452,334

Short-Term Investments - 2.6%
	Other Investment Pools & Funds - 2.6%
1,041,817	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		$1,041,817

	Total Short-Term Investments (cost $1,041,817)		$1,041,817

	Total Investments (cost $35,946,495)^	100.2%	$40,494,151
	Other Assets and Liabilities	(0.2)%	(68,337)

	Total Net Assets	100.0%	$40,425,814

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$5,041,500
Unrealized Depreciation	(493,844)

Net Unrealized Appreciation	$4,547,656

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $996,908, which represented 2.5% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford International Equity Fund
Schedule of Investments July 31, 2017 (Unaudited)

  Fair Valuation Summary

  The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$233,625	$233,625	$—	$—
Australia	315,131	—	315,131	—
Austria	30,415	—	30,415	—
Belgium	347,599	23,779	323,820	—
Brazil	546,057	546,057	—	—
Canada	5,483,890	5,483,890	—	—
China	2,923,684	1,520,794	1,402,890	—
Denmark	364,161	—	364,161	—
Finland	75,240	—	75,240	—
France	2,351,344	27,828	2,323,516	—
Germany	1,726,538	30,444	1,696,094	—
Greece	166,276	143,597	22,679	—
Hong Kong	690,790	9,194	681,596	—
Hungary	129,702	—	129,702	—
India	1,121,188	289,995	831,193	—
Ireland	491,891	255,005	236,886	—
Italy	1,183,392	31,475	1,151,917	—
Japan	4,734,212	10,854	4,723,358	—
Kazakhstan	7,273	7,273	—	—
Luxembourg	159,180	69,035	90,145	—
Malaysia	1,151,104	342,668	808,436	—
Mexico	259,244	259,244	—	—
Netherlands	973,831	120,982	852,849	—
Norway	60,655	—	60,655	—
Poland	68,549	—	68,549	—
Portugal	115,163	—	115,163	—
Russia	627,035	482,439	144,596	—
Singapore	1,217,802	—	1,217,802	—
South Africa	131,042	22,161	108,881	—
South Korea	1,459,974	225,712	1,234,262	—
Spain	513,785	14,244	499,541	—
Sweden	537,243	—	537,243	—
Switzerland	2,863,996	—	2,863,996	—
Taiwan	1,398,399	—	1,398,399	—
Thailand	115,218	—	115,218	—
United Kingdom	3,433,875	280,660	3,153,215	—
United States	154,114	154,114	—	—
Vietnam	51,166	—	51,166	—
Exchange Traded Funds	1,238,551	1,238,551	—	—
Short-Term Investments	1,041,817	1,041,817	—	—

Total	$40,494,151	$12,865,437	$27,628,714	$—

(1)  For the period ended July 31, 2017, investments valued at $434,715 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $450,973 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Growth Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.5%
	Australia - 2.9%
104,507	Aristocrat Leisure Ltd.	$1,694,730
406,044	Qantas Airways Ltd.	1,725,716
580,483	South32 Ltd.	1,353,891
207,702	Treasury Wine Estates Ltd.	2,022,138

		6,796,475

	Austria - 0.7%
23,772	ams AG*	1,713,165

	Belgium - 1.9%
19,819	Anheuser-Busch InBev N.V.	2,390,815
26,653	UCB S.A.	1,940,923

		4,331,738

	Brazil - 0.6%
307,585	BR Malls Participacoes S.A.	1,302,010

	Canada - 2.4%
28,900	Bank of Nova Scotia	1,800,412
88,543	Cameco Corp.	906,913
58,467	Magna International, Inc.	2,788,408

		5,495,733

	China - 12.8%
185,879	AAC Technologies Holdings, Inc.	2,497,035
46,469	Alibaba Group Holding Ltd. ADR*	7,200,372
17,605	Ctrip.com International Ltd. ADR*	1,051,547
155,000	ENN Energy Holdings Ltd.	1,052,270
9,763	NetEase, Inc. ADR	3,039,027
46,385	New Oriental Education & Technology Group, Inc. ADR*	3,695,029
508,000	PICC Property & Casualty Co., Ltd. Class H	945,062
318,000	Ping An Insurance Group Co. of China Ltd. Class H	2,353,872
194,669	Tencent Holdings Ltd.	7,770,011

		29,604,225

	Denmark - 2.0%
27,443	DSV A/S	1,771,876
12,291	Genmab A/S*	2,793,272

		4,565,148

	France - 10.0%
34,445	Airbus SE	2,878,107
55,256	Alstom S.A.	1,979,608
12,542	Capgemini SE	1,365,441
25,520	Cie de Saint-Gobain	1,416,020
11,831	Cie Generale des Etablissements Michelin	1,602,344
74,418	Edenred	1,956,288
8,238	Essilor International S.A.	1,042,985
5,409	Kering	1,890,561
29,092	Legrand S.A.	2,009,606
28,378	Safran S.A.	2,684,861
19,316	Schneider Electric SE*	1,515,981
15,432	Sodexo S.A.	1,822,976
14,410	Valeo S.A.	997,728

		23,162,506

	Germany - 3.3%
20,776	Beiersdorf AG	2,279,934
51,219	Deutsche Bank AG	912,090
112,473	E.ON SE	1,112,667
30,307	Innogy SE(1)	1,272,891
34,225	United Internet AG	2,083,618

		7,661,200

	India - 5.2%
70,285	HDFC Bank Ltd.	2,021,627

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

161,084	ICICI Bank Ltd. ADR	$1,499,692
64,048	IndusInd Bank Ltd.	1,643,052
470,753	ITC Ltd.	2,091,805
22,351	Maruti Suzuki India Ltd.	2,699,651
152,516	UPL Ltd.	2,083,269

		12,039,096

	Indonesia - 1.8%
1,284,790	Bank Central Asia Tbk PT	1,803,905
6,434,761	Telekomunikasi Indonesia Persero Tbk PT	2,261,618

		4,065,523

	Ireland - 1.0%
21,031	ICON plc*	2,207,203

	Italy - 2.1%
146,507	Eni S.p.A.	2,319,666
121,290	FinecoBank Banca Fineco S.p.A.	1,063,026
80,356	UniCredit S.p.A.*	1,579,312

		4,962,004

	Japan - 9.7%
59,200	Bandai Namco Holdings, Inc.	2,057,990
44,300	KDDI Corp.	1,173,816
5,430	Keyence Corp.	2,508,194
217,530	Mitsubishi Heavy Industries Ltd.	864,867
49,340	Mitsui Fudosan Co., Ltd.	1,132,364
105,600	Nexon Co., Ltd.*	2,194,839
39,500	Seven & I Holdings Co., Ltd.	1,592,034
6,850	SMC Corp.	2,177,664
16,600	SoftBank Group Corp.	1,337,919
46,600	Sumitomo Mitsui Financial Group, Inc.	1,798,097
24,100	Takeda Pharmaceutical Co., Ltd.	1,273,127
23,600	Tokio Marine Holdings, Inc.	992,457
12,695	Tokyo Electron Ltd.	1,785,395
46,500	Yamaha Corp.	1,644,389

		22,533,152

	Luxembourg - 0.4%
37,348	SES S.A.	878,581

	Mexico - 0.6%
578,500	Wal-Mart de Mexico S.A.B. de C.V.	1,338,812

	Netherlands - 3.7%
23,375	AerCap Holdings N.V.*	1,147,712
16,795	ASML Holding N.V.	2,532,704
145,131	ING Groep N.V.	2,711,604
47,939	Wolters Kluwer N.V.	2,132,012

		8,524,032

	Norway - 0.8%
98,303	DNB ASA	1,931,112

	Singapore - 1.5%
6,621	Broadcom Ltd.	1,633,136
121,200	DBS Group Holdings Ltd.	1,933,578

		3,566,714

	South Korea - 3.2%
34,530	ING Life Insurance Korea Ltd.*(1)	1,164,834
2,958	Samsung Electronics Co., Ltd.	6,361,117

		7,525,951

	Spain - 1.5%
203,348	CaixaBank S.A.	1,059,167
62,016	Industria de Diseno Textil S.A.	2,461,687

		3,520,854

	Switzerland - 6.6%
95,118	ABB Ltd.	2,228,265
36,263	Julius Baer Group Ltd.*	2,052,741

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

35,902	Novartis AG		$3,058,050
3,589	Partners Group Holding AG		2,329,864
20,530	Temenos Group AG*		1,984,559
206,334	UBS Group AG*		3,588,244

			15,241,723

	Taiwan - 4.7%
137,000	Catcher Technology Co., Ltd.		1,574,528
12,815	Largan Precision Co., Ltd.		2,338,216
983,485	Taiwan Semiconductor Manufacturing Co., Ltd.		6,952,156

			10,864,900

	United Kingdom - 16.2%
42,252	AstraZeneca plc		2,518,348
209,349	Aviva plc		1,488,058
278,993	BAE Systems plc		2,213,483
61,481	British American Tobacco plc		3,824,471
326,494	BT Group plc		1,351,129
128,287	Compass Group plc		2,737,280
293,378	Grainger plc		1,017,954
40,377	IHS Markit Ltd.*		1,883,587
164,451	Just Eat plc*		1,347,001
100,511	Prudential plc		2,452,518
28,427	Reckitt Benckiser Group plc		2,763,880
45,268	Spectris plc		1,469,284
207,725	UBM plc		1,983,445
111,730	Unilever N.V.		6,511,357
504,636	Worldpay Group plc(1)		2,462,527
67,129	WPP plc		1,369,015

			37,393,337

	United States - 0.9%
7,858	Allergan plc		1,982,809

	Total Common Stocks (cost $184,559,298)		$223,208,003

Exchange Traded Funds - 0.6%
	Other Investment Pools & Funds - 0.6%
32,295	iShares MSCI ACWI ex U.S. ETF		$524,001

	Total Exchange Traded Funds (cost $1,486,782)		$1,524,001

	Total Long-Term Investments (cost $186,046,080)		$224,732,004

Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 2.1%
4,739,085	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$739,085

	Total Short-Term Investments (cost $4,739,085)		$4,739,085

	Total Investments (cost $190,785,165)^	99.2%	$229,471,089
	Other Assets and Liabilities	0.8%	1,864,604

	Total Net Assets	100.0%	$231,335,693

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$40,012,689
Unrealized Depreciation	(1,326,765)

Net Unrealized Appreciation	$38,685,924

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $4,900,252, which represented 2.1% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International

The Hartford International Growth Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$6,796,475	$—	$6,796,475	$—
Austria	1,713,165	—	1,713,165	—
Belgium	4,331,738	—	4,331,738	—
Brazil	1,302,010	1,302,010	—	—
Canada	5,495,733	5,495,733	—	—
China	29,604,225	14,985,975	14,618,250	—
Denmark	4,565,148	—	4,565,148	—
France	23,162,506	—	23,162,506	—
Germany	7,661,200	—	7,661,200	—
India	12,039,096	3,521,319	8,517,777	—
Indonesia	4,065,523	—	4,065,523	—
Ireland	2,207,203	2,207,203	—	—
Italy	4,962,004	—	4,962,004	—
Japan	22,533,152	—	22,533,152	—
Luxembourg	878,581	—	878,581	—
Mexico	1,338,812	1,338,812	—	—
Netherlands	8,524,032	1,147,712	7,376,320	—
Norway	1,931,112	—	1,931,112	—
Singapore	3,566,714	1,633,136	1,933,578	—
South Korea	7,525,951	1,164,834	6,361,117	—
Spain	3,520,854	—	3,520,854	—
Switzerland	15,241,723	—	15,241,723	—
Taiwan	10,864,900	—	10,864,900	—
United Kingdom	37,393,337	1,883,587	35,509,750	—
United States	1,982,809	1,982,809	—	—
Exchange Traded Funds	1,524,001	1,524,001	—	—
Short-Term Investments	4,739,085	4,739,085	—	—

Total	$229,471,089	$42,926,216	$186,544,873	$—

(1)	For the period ended July 31, 2017, investments valued at $5,633,024 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor ; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Opportunities Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.9%
	Argentina - 0.2%
294,506	YPF S.A. ADR	$5,949,021

	Canada - 8.0%
813,389	Canadian National Railway Co.	64,275,183
713,837	Canadian Natural Resources Ltd.	21,831,646
3,740,160	EnCana Corp.	37,649,094
1,106,945	Magna International, Inc.	52,792,420
2,393,227	Manulife Financial Corp.	49,294,621
663,258	TransCanada Corp.	33,887,736

		259,730,700

	China - 9.2%
1,051,000	AAC Technologies Holdings, Inc.	14,118,777
517,350	Alibaba Group Holding Ltd. ADR*	80,163,382
28,189,000	China Construction Bank Corp. Class H	23,405,734
584,078	Ctrip.com International Ltd. ADR*	34,886,979
118,411	NetEase, Inc. ADR	36,858,976
482,772	New Oriental Education & Technology Group, Inc. ADR*	38,457,618
1,227,600	Tencent Holdings Ltd.	48,998,380
253,585	Weibo Corp. ADR*	19,513,366

		296,403,212

	Denmark - 0.9%
121,642	Genmab A/S*	27,644,550

	France - 13.3%
613,653	Airbus SE	51,274,749
2,421,141	AXA S.A.	71,504,707
829,396	BNP Paribas S.A.	64,274,587
283,198	Capgemini SE	30,831,610
885,029	Cie de Saint-Gobain	49,107,336
443,260	Cie Generale des Etablissements Michelin	60,033,393
287,742	Essilor International S.A.	36,430,047
256,392	Safran S.A.	24,257,417
338,342	Schneider Electric SE*	26,554,157
70,103	Unibail-Rodamco SE REIT	17,533,068

		431,801,071

	Germany - 6.3%
384,083	Beiersdorf AG	42,148,825
108,728	Brenntag AG	6,161,309
185,127	Continental AG	41,703,095
2,783,308	Deutsche Bank AG	49,564,182
717,058	Deutsche Wohnen AG	28,415,902
909,956	Vonovia SE	36,875,827

		204,869,140

	Greece - 0.1%
1,462,509	Alpha Bank A.E.*	3,506,057

	Hong Kong - 1.5%
1,450,604	Hong Kong Exchanges and Clearing Ltd.	41,325,111
379,227	Melco Resorts & Entertainment Ltd. ADR	7,660,385

		48,985,496

	India - 3.5%
11,513,037	ICICI Bank Ltd.	54,176,182
2,822,005	Power Grid Corp. of India Ltd.	9,820,197
6,383,492	State Bank of India	31,084,649
508,065	Tata Motors Ltd. ADR	17,497,759

		112,578,787

	Israel - 0.3%
332,435	Teva Pharmaceutical Industries Ltd. ADR	10,694,434

	Italy - 3.4%
986,122	Assicurazioni Generali S.p.A.	17,886,483

The Hartford International Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

420,475	Banca Generali S.p.A.	$14,915,791
61,800	Ferrari N.V.	6,503,189
1,479,562	FinecoBank Banca Fineco S.p.A.	12,967,377
2,865,594	UniCredit S.p.A.*	56,320,211

		108,593,051

	Japan - 17.4%
167,400	Daikin Industries Ltd.	17,723,190
167,860	Daito Trust Construction Co., Ltd.	28,372,260
737,820	Daiwa House Industry Co., Ltd.	25,736,178
113,160	FANUC Corp.	23,136,096
2,354,050	ITOCHU Corp.	36,915,048
1,362,600	Japan Tobacco, Inc.	47,349,160
4,146,060	Kawasaki Heavy Industries Ltd.	13,200,630
4,465,170	Mitsubishi Heavy Industries Ltd.	17,752,852
187,920	Murata Manufacturing Co., Ltd.	29,234,591
585,460	Nippon Telegraph & Telephone Corp.	28,651,352
493,450	Omron Corp.	24,619,245
822,870	Ono Pharmaceutical Co., Ltd.	18,000,882
1,204,760	Seven & I Holdings Co., Ltd.	48,557,434
801,200	SoftBank Group Corp.	64,574,751
753,720	Sony Financial Holdings, Inc.	13,030,345
1,659,560	Sumitomo Mitsui Financial Group, Inc.	64,035,418
1,462,013	Tokio Marine Holdings, Inc.	61,482,398

		562,371,830

	Luxembourg - 0.1%
178,505	SES S.A.	4,199,183

	Mexico - 1.5%
1,503,235	America Movil S.A.B. de C.V. Class L, ADR	26,577,195
2,712,050	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	17,130,741
1,052,950	Infraestructura Energetica Nova, S.A.B. de C.V.	5,961,936

		49,669,872

	Netherlands - 1.3%
763,730	AerCap Holdings N.V.*	37,499,143
1,707,648	DP Eurasia N.V.*(1)	4,393,490

		41,892,633

	South Africa - 0.5%
4,406,837	FirstRand Ltd.	17,334,335

	South Korea - 2.4%
364,152	ING Life Insurance Korea Ltd.*(1)	12,284,293
29,985	Samsung Electronics Co., Ltd.	64,482,111

		76,766,404

	Spain - 5.2%
8,916,681	Banco Santander S.A.	60,706,258
9,077,073	Iberdrola S.A.	71,553,988
934,911	Industria de Diseno Textil S.A.	37,110,720

		169,370,966

	Switzerland - 8.7%
1,120,356	ABB Ltd.	26,245,818
574,184	Julius Baer Group Ltd.*	32,502,844
212,380	LafargeHolcim Ltd.*	12,689,958
1,122,258	Novartis AG	95,591,370
4,281,969	UBS Group AG*	74,465,432
130,828	Zurich Insurance Group AG	39,873,694

		281,369,116

	Taiwan - 3.0%
13,726,595	Taiwan Semiconductor Manufacturing Co., Ltd.	97,031,918

	United Kingdom - 10.1%
719,458	AstraZeneca plc	42,881,890
4,427,952	Aviva plc	31,473,998
2,925,816	BAE Systems plc	23,212,921

The Hartford International Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

1,052,104	British American Tobacco plc		$65,446,904
5,456,157	BT Group plc		22,579,198
11,462,096	Glencore plc*		50,563,825
1,581,257	Just Eat plc*		12,951,916
829,096	Unilever N.V.		48,317,734
1,441,243	WPP plc		29,392,406

			326,820,792

	Total Common Stocks (cost $2,777,083,179)		$3,137,582,568

Exchange Traded Funds - 1.0%
	Other Investment Pools & Funds - 1.0%
650,745	iShares MSCI ACWI ex U.S. ETF		$30,708,656

	Total Exchange Traded Funds (cost $29,406,748)		$30,708,656

	Total Long-Term Investments (cost $2,806,489,927)		$3,168,291,224

Short-Term Investments - 2.2%
	Other Investment Pools & Funds - 2.2%
71,504,568	Fidelity Institutional Government Fund, Institutional Class		$71,504,568

	Total Short-Term Investments (cost $71,504,568)		$71,504,568

	Total Investments (cost $2,877,994,495)^	100.1%	$3,239,795,792
	Other Assets and Liabilities	(0.1)%	(1,669,703)

	Total Net Assets	100.0%	$3,238,126,089

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$387,613,908
Unrealized Depreciation	(25,812,611)

Net Unrealized Appreciation	$361,801,297

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $16,677,783, which represented 0.5% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

The Hartford International Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$5,949,021	$5,949,021	$—	$—
Canada	259,730,700	259,730,700	—	—
China	296,403,212	209,880,321	86,522,891	—
Denmark	27,644,550	—	27,644,550	—
France	431,801,071	—	431,801,071	—
Germany	204,869,140	—	204,869,140	—
Greece	3,506,057	—	3,506,057	—
Hong Kong	48,985,496	7,660,385	41,325,111	—
India	112,578,787	17,497,759	95,081,028	—
Israel	10,694,434	10,694,434	—	—
Italy	108,593,051	—	108,593,051	—
Japan	562,371,830	—	562,371,830	—
Luxembourg	4,199,183	—	4,199,183	—
Mexico	49,669,872	49,669,872	—	—
Netherlands	41,892,633	41,892,633	—	—
South Africa	17,334,335	—	17,334,335	—
South Korea	76,766,404	12,284,293	64,482,111	—
Spain	169,370,966	—	169,370,966	—
Switzerland	281,369,116	—	281,369,116	—
Taiwan	97,031,918	—	97,031,918	—
United Kingdom	326,820,792	—	326,820,792	—
Exchange Traded Funds	30,708,656	30,708,656	—	—
Short-Term Investments	71,504,568	71,504,568	—	—

Total	$3,239,795,792	$717,472,642	$2,522,323,150	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

The Hartford International Small Company Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.9%
	Australia - 5.1%
85,718	Domino’s Pizza Enterprises Ltd.	$3,654,308
442,190	Estia Health Ltd.	1,027,131
1,446,881	Japara Healthcare Ltd.	2,361,912
605,610	Karoon Gas Australia Ltd.*	654,816
968,377	Mantra Group Ltd.	2,332,647
1,121,886	oOh!media Ltd.	3,610,629
484,573	Regis Healthcare Ltd.	1,430,664
140,684	Seek Ltd.	1,923,703
2,503,447	Tox Free Solutions Ltd.	4,786,591

		21,782,401

	Austria - 5.2%
44,376	ams AG*	3,198,024
68,368	Andritz AG	4,185,741
91,810	Buwog AG*	2,699,185
16,845	Lenzing AG	3,011,109
41,735	Porr AG	1,487,859
58,833	RHI AG	2,223,117
23,685	Schoeller-Bleckmann Oilfield Equipment AG*	1,794,452
158,419	Wienerberger AG	3,641,753

		22,241,240

	Belgium - 1.8%
23,784	Cie d’Entreprises CFE	3,510,992
21,852	Galapagos N.V.*	1,736,055
79,105	Ontex Group N.V.	2,712,811

		7,959,858

	China - 0.9%
828,000	Wuxi Biologics Cayman, Inc.*(1)	3,710,247

	France - 6.4%
41,447	Eurazeo S.A.	3,383,091
32,139	ID Logistics Group*	5,193,301
49,412	Imerys S.A.	4,283,250
142,928	Innate Pharma S.A.*	1,832,783
186,984	Maisons du Monde S.A.(1)	6,931,629
27,162	Orpea	3,114,750
16,090	Virbac S.A.*	2,871,388

		27,610,192

	Germany - 2.0%
18,913	Aumann AG*(1)	1,259,596
161,018	SAF-Holland S.A.	2,845,070
19,867	Sartorius AG (Preference Shares)	1,877,725
43,726	STRATEC Biomedical AG	2,674,500

		8,656,891

	Hong Kong - 0.9%
904,000	Cathay Pacific Airways Ltd.	1,416,354
2,622,000	Value Partners Group Ltd.	2,436,142

		3,852,496

	Ireland - 0.7%
1,732,335	Cairn Homes plc*	3,209,406

	Italy - 10.5%
638,622	Anima Holding S.p.A.(1)	5,182,752
400,526	Autogrill S.p.A.	4,755,491
155,531	Brunello Cucinelli S.p.A.	4,568,789
375,261	Cerved Information Solutions S.p.A.	4,303,745
27,521	DiaSorin S.p.A.	2,400,323
369,150	FinecoBank Banca Fineco S.p.A.	3,235,354
721,207	Infrastrutture Wireless Italiane S.p.A.(1)	4,653,020
74,239	Interpump Group S.p.A.	2,258,815
168,117	Moncler S.p.A.	4,514,667

The Hartford International Small Company Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

530,751	OVS S.p.A.(1)	$4,014,869
168,326	Salvatore Ferragamo S.p.A.	4,879,145

		44,766,970

	Japan - 35.3%
40,600	Ain Holdings, Inc.	2,926,118
220,700	Alps Electric Co., Ltd.	6,001,546
107,100	Asahi Intecc Co., Ltd.	4,809,359
426,200	Daikyonishikawa Corp.	6,365,598
144,100	Dip Corp.	3,039,896
20,420	Disco Corp.	3,619,121
355,100	DMG Mori Co., Ltd.	5,890,616
174,500	EPS Holdings, Inc.	2,861,863
74,900	Ezaki Glico Co., Ltd.	3,938,286
292,800	Ferrotec Holdings Corp.	4,344,852
182,800	H2O Retailing Corp.	2,991,175
221,200	Hitachi Metals Ltd.	3,078,681
777,500	Ichigo, Inc.	2,374,709
1,779,000	IHI Corp.*	5,863,488
447,700	Itoham Yonekyu Holdings, Inc.	4,164,032
122,900	Jamco Corp.	3,115,431
727,400	Kenedix, Inc.	3,724,093
264,500	Kobe Steel Ltd.*	3,308,369
149,478	Kyudenko Corp.	5,637,936
99,600	Minebea Mitsumi, Inc.	1,640,941
28,900	Mitsubishi Materials Corp.	970,870
155,300	Miura Co., Ltd.	3,142,335
107,000	Nippon Shinyaku Co., Ltd.	6,753,267
57,900	Nippon Shokubai Co., Ltd.	3,787,879
1,889,000	Nippon Yusen KK*	3,606,087
48,200	PeptiDream, Inc.*	1,514,492
299,900	Persol Holdings Co., Ltd.	5,686,045
434,600	Sanwa Holdings Corp.	4,706,116
136,600	SCSK Corp.	5,764,543
1,199,000	Shinsei Bank Ltd.	1,976,254
1,183,000	Taiheiyo Cement Corp.	4,438,945
477,900	Takara Leben Co., Ltd.	2,192,325
150,600	Teijin Ltd.	3,019,436
117,600	Tenma Corp.	2,373,197
78,900	Tokyo Ohka Kogyo Co., Ltd.	2,568,334
378,200	Tokyo Steel Manufacturing Co., Ltd.	3,241,998
35,642	Tokyo TY Financial Group, Inc.	948,563
214,200	Toyo Tire & Rubber Co., Ltd.	4,396,785
160,900	W-Scope Corp.	3,415,937
56,900	Yamato Kogyo Co., Ltd.	1,594,927
119,600	Zenkoku Hosho Co., Ltd.	5,143,130

		150,937,575

	Jersey - 0.4%
191,751	Sanne Group plc	1,748,205

	Luxembourg - 1.7%
1,697,000	L’Occitane International S.A.	3,927,345
149,682	Reinet Investments SCA	3,189,485

		7,116,830

	Netherlands - 2.0%
92,111	IMCD Group N.V.	5,161,458
191,452	Intertrust N.V.(1)	3,287,427

		8,448,885

	Norway - 1.3%
320,455	Kongsberg Gruppen ASA	5,449,417

	South Korea - 2.9%
83,537	Hotel Shilla Co., Ltd.	4,844,909
41,824	Korea Aerospace Industries Ltd.	1,934,622
237,483	Nexen Tire Corp.	2,822,846

The Hartford International Small Company Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

78,544	Samsung Securities Co., Ltd.	$2,847,087

		12,449,464

	Spain - 1.1%
299,710	Melia Hotels International S.A.	4,645,538

	Switzerland - 2.2%
40,107	Galenica AG*(1)	1,864,554
281,019	OC Oerlikon Corp. AG*	4,111,579
9,389	Tecan Group AG	1,751,083
9,048	u-blox Holding AG*	1,796,717

		9,523,933

	Taiwan - 1.3%
243,000	Catcher Technology Co., Ltd.	2,792,776
333,000	Globalwafers Co., Ltd.	2,621,496

		5,414,272

	United Kingdom - 17.2%
448,430	Abcam plc	6,074,980
1,469,726	B&M European Value Retail S.A.	6,984,972
206,978	Concentric AB	3,247,580
199,715	Consort Medical plc	2,806,318
827,658	ConvaTec Group plc*(1)	3,392,882
793,291	Elementis plc	3,100,833
90,444	Genus plc	2,063,248
427,772	Grainger plc	1,484,270
1,353,467	Hays plc	2,976,440
144,495	Hikma Pharmaceuticals plc	2,689,725
192,431	Hill & Smith Holdings plc	3,402,174
397,408	Hunting plc*	2,459,547
876,627	Ibstock plc(1)	2,949,386
75,618	James Fisher & Sons plc	1,566,396
177,291	Keller Group plc	2,058,477
201,389	Kier Group plc	3,422,664
620,558	Ophir Energy plc*	597,366
718,065	Polypipe Group plc	3,801,030
734,450	Rentokil Initial plc	2,814,789
945,783	Restaurant Group plc	4,172,866
1,190,537	Tyman plc	5,544,907
99,271	Ultra Electronics Holdings plc	2,743,701
1,360,199	Volution Group plc	3,414,316

		73,768,867

	Total Common Stocks (cost $364,388,581)	$423,292,687

Exchange Traded Funds - 0.5%
	Other Investment Pools & Funds - 0.5%
88,800	Electra Private Equity plc	$1,977,707

	Total Exchange Traded Funds (cost $3,486,046)	$1,977,707

	Total Long-Term Investments (cost $367,874,627)	$425,270,394

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
3,175,726	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$3,175,726

	Total Short-Term Investments (cost $3,175,726)	$3,175,726

The Hartford International Small Company Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total Investments (cost $371,050,353)^	100.1%	$428,446,120
Other Assets and Liabilities	(0.1)%	(490,562)

Total Net Assets	100.0%	$427,955,558

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

UnrealizedAppreciation	$72,223,410
UnrealizedDepreciation	(14,827,643)

Net Unrealized Appreciation	$57,395,767

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $37,246,362, which represented 8.7% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford International Small Company Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$21,782,401	$4,786,591	$16,995,810	$—
Austria	22,241,240	11,215,722	11,025,518	—
Belgium	7,959,858	3,510,992	4,448,866	—
China	3,710,247	3,710,247	—	—
France	27,610,192	14,996,318	12,613,874	—
Germany	8,656,891	—	8,656,891	—
Hong Kong	3,852,496	—	3,852,496	—
Ireland	3,209,406	3,209,406	—	—
Italy	44,766,970	4,653,020	40,113,950	—
Japan	150,937,575	—	150,937,575	—
Jersey	1,748,205	1,748,205	—	—
Luxembourg	7,116,830	3,189,485	3,927,345	—
Netherlands	8,448,885	8,448,885	—	—
Norway	5,449,417	—	5,449,417	—
South Korea	12,449,464	—	12,449,464	—
Spain	4,645,538	—	4,645,538	—
Switzerland	9,523,933	—	9,523,933	—
Taiwan	5,414,272	—	5,414,272	—
United Kingdom	73,768,867	35,172,000	38,596,867	—
Exchange Traded Funds	1,977,707	1,977,707	—	—
Short-Term Investments	3,175,726	3,175,726	—	—

Total	$428,446,120	$99,794,304	$328,651,816	$—

(1)	For the period ended July 31, 2017, investments valued at $16,347,162 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $38,171,456 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Value Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 93.1%
	Australia - 0.6%
4,879,906	Resolute Mining Ltd.	$4,214,560
6,222,262	Western Areas Ltd.*	11,800,520

		16,015,080

	Austria - 0.4%
563,772	Zumtobel Group AG	11,163,537

	Belgium - 1.6%
477,772	Ageas	21,508,669
1,870,657	AGFA-Gevaert N.V.*	8,727,283
383,017	Orange Belgium S.A.	9,447,042

		39,682,994

	Brazil - 1.0%
957,200	Cia Paranaense de Energia (Preference Shares)	7,953,261
1,169,287	Petroleo Brasileiro S.A. ADR*	10,301,418
516,200	Telefonica Brasil S.A. (Preference Shares)	7,732,199

		25,986,878

	Canada - 1.8%
579,753	Barrick Gold Corp.	9,802,441
1,554,302	Centerra Gold, Inc.*	8,290,442
3,828,098	Eldorado Gold Corp.	8,115,568
978,973	Ivanhoe Mines Ltd. Class A*	3,863,282
1,970,942	Kinross Gold Corp.*	8,120,281
528,033	Northern Dynasty Minerals Ltd.*	749,644
629,161	Painted Pony Energy Ltd.*	2,296,116
1,494,226	Uranium Participation Corp.*	4,578,258

		45,816,032

	China - 0.5%
9,474,000	361 Degrees International Ltd.	3,333,058
1,568,000	China BlueChemical Ltd. Class H	441,803
26,741,300	Daphne International Holdings Ltd.*	2,396,001
18,393,000	Xtep International Holdings Ltd.	6,847,566

		13,018,428

	Denmark - 0.4%
514,204	D/S Norden A/S*	10,200,861

	France - 9.7%
125,942	Air France-KLM*	1,705,252
545,474	Alstom S.A.	19,542,217
447,002	BNP Paribas S.A.	34,640,713
516,787	Cie de Saint-Gobain	28,674,804
1,020,551	Coface S.A.	9,650,058
1,090,413	Engie S.A.	17,562,410
146,151	Metropole Television S.A.	3,536,159
95,260	Renault S.A.	8,582,153
886,803	Rexel S.A.	14,042,928
458,803	Societe Generale S.A.	26,901,780
65,358	Sopra Steria Group	11,302,687
944,168	Television Francaise	13,814,759
948,129	Total S.A.	48,215,843
140,010	Vicat S.A.	10,226,398

		248,398,161

	Germany - 3.6%
505,759	Deutsche Lufthansa AG	10,861,182
1,486,549	E.ON SE	14,706,053
283,023	Hamburger Hafen und Logistik AG	7,915,498
553,255	METRO AG	6,217,136
553,255	Metro Wholesale & Food Specialist AG*	11,176,611
161,074	Rheinmetall AG	16,073,568
546,614	RWE AG*	11,517,469

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

306,740	Salzgitter AG	$13,761,789

		92,229,306

	Greece - 1.0%
3,479,071	Alpha Bank A.E.*	8,340,340
1,269,562	Hellenic Telecommunications Organization S.A.	16,201,348

		24,541,688

	Hong Kong - 0.9%
10,707,788	AMVIG Holdings Ltd.	3,111,932
803,060	Dah Sing Financial Holdings Ltd.	5,682,382
214,614,205	G-Resources Group Ltd.*	2,801,981
35,872,000	NetMind Financial Holdings Ltd.*	169,743
51,947,275	Pacific Basin Shipping Ltd.*	11,350,468

		23,116,506

	Hungary - 0.4%
6,162,172	Magyar Telekom Telecommunications plc	11,134,794

	India - 1.0%
3,029,332	Allahabad Bank*	3,533,768
1,435,479	Canara Bank	8,230,134
3,046,522	Corp. Bank*	2,405,828
4,183,468	NTPC Ltd.	10,709,489

		24,879,219

	Italy - 4.7%
1,303,727	Assicurazioni Generali S.p.A.	23,647,268
2,313,133	Banca Popolare dell’Emilia Romagna SC	12,707,279
2,204,312	Eni S.p.A.	34,901,180
2,897,693	Geox S.p.A.	11,498,333
2,676,466	Saipem S.p.A.*	10,982,015
1,360,784	UniCredit S.p.A.*	26,744,767

		120,480,842

	Japan - 32.8%
822,350	Aisan Industry Co., Ltd.	7,344,861
81,770	Alpha Systems, Inc.	1,589,269
739,795	Alpine Electronics, Inc.	13,488,009
711,660	Avex Group Holdings, Inc.	9,358,366
220,900	Benesse Holdings, Inc.	8,454,250
605,805	Canon, Inc.	21,076,459
203,865	Cawachi Ltd.	5,031,614
1,519,100	Chiyoda Corp.	9,123,925
405,205	Chubu Steel Plate Co., Ltd.	2,694,138
1,561,550	Citizen Watch Co., Ltd.	11,610,392
307,640	CMIC Holdings Co., Ltd.	4,272,884
994,630	Dai-ichi Life Holdings, Inc.	17,181,226
292,115	DeNA Co., Ltd.	6,417,503
227,058	Eisai Co., Ltd.	12,168,385
431,990	Exedy Corp.	13,519,970
356,415	Fuji Media Holdings, Inc.	5,149,605
3,534,065	Fujitsu Ltd.	26,317,220
933,015	Funai Electric Co., Ltd.	8,458,239
208,550	Gendai Agency, Inc.	1,068,808
1,166,280	Gree, Inc.	8,960,264
434,225	Hisaka Works Ltd.	3,895,592
1,113,055	Honda Motor Co., Ltd.	31,156,465
343,255	Honeys Holdings Co., Ltd.	3,877,210
569,955	Hosiden Corp.	6,592,247
1,075,655	Ichiyoshi Securities Co., Ltd.	9,644,535
873,310	Inpex Corp.	8,498,646
529,455	Japan Petroleum Exploration Co., Ltd.	10,995,367
741,070	Japan Steel Works Ltd.	12,238,934
688,340	JGC Corp.	11,026,591
1,036,505	JSR Corp.	18,265,301
877,125	Keihin Corp.	12,620,881
367,255	Kuroda Electric Co., Ltd.	7,021,753

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

580,475	Kyoei Steel Ltd.	$8,958,282
190,120	Melco Holdings, Inc.	6,364,885
305,540	Miraial Co., Ltd.	2,931,802
4,245,400	Mitsubishi Heavy Industries Ltd.	16,879,079
3,035,195	Mitsubishi Motors Corp.	21,894,670
5,170,955	Mitsubishi UFJ Financial Group, Inc.	32,805,107
16,575,615	Mizuho Financial Group, Inc.	29,477,650
647,510	Nakayama Steel Works Ltd.	3,924,175
467,420	Neturen Co., Ltd.	4,302,674
944,745	Nichicon Corp.	10,382,927
811,610	Nikon Corp.	14,300,377
466,210	Nippon Chemi-Con Corp.	1,883,400
449,455	Nippon Television Holdings, Inc.	7,684,271
56,460	Nishimatsuya Chain Co., Ltd.	618,344
695,755	Nissin Kogyo Co., Ltd.	11,652,309
679,510	NOK Corp.	15,554,015
565,880	Oita Bank Ltd.	2,132,348
2,955,845	Pacific Metals Co., Ltd.*	7,929,449
241,135	PAL GROUP Holdings Co., Ltd.	7,696,669
6,345,805	Pioneer Corp.*	12,530,590
151,545	Proto Corp.	2,368,876
562,285	Relia, Inc.	6,010,748
399,045	Sankyo Co., Ltd.	13,097,613
368,282	Sanyo Shokai Ltd.	5,546,072
1,411,505	Shinko Electric Industries Co., Ltd.	10,270,064
962,740	Showa Corp.*	9,300,186
808,230	Sumitomo Mitsui Financial Group, Inc.	31,186,186
488,795	Sumitomo Mitsui Trust Holdings, Inc.	17,950,037
762,245	Sumitomo Riko Co., Ltd.	7,973,070
318,740	Suzuken Co., Ltd.	10,644,941
1,534,825	T&D Holdings, Inc.	22,641,367
118,710	Taiyo Yuden Co., Ltd.	1,993,381
588,370	Takeda Pharmaceutical Co., Ltd.	31,081,720
832,965	Tochigi Bank Ltd.	3,389,423
812,090	Tokai Rika Co., Ltd.	14,911,921
279,840	Tokyo Seimitsu Co., Ltd.	9,706,611
1,310,570	Tokyo Steel Manufacturing Co., Ltd.	11,234,440
726,400	Toppan Forms Co., Ltd.	7,552,747
2,536,040	Toshiba Machine Co., Ltd.	12,042,691
3,336,995	Toyo Engineering Corp.	8,776,673
597,475	Toyoda Gosei Co., Ltd.	14,097,138
159,460	TV Asahi Holdings Corp.	2,899,523
843,465	Ushio, Inc.	11,837,496
583,555	Xebio Holdings Co., Ltd.	10,990,824
432,150	Yamato Kogyo Co., Ltd.	12,113,315

		838,638,995

	Kazakhstan - 0.1%
289,449	KazMunaiGas Exploration Production JSC GDR	2,822,128

	Netherlands - 4.1%
570,377	Fugro N.V.*	9,161,470
1,501,795	ING Groep N.V.	28,059,290
261,015	Koninklijke Philips N.V.	9,974,960
3,987,095	PostNL N.V.	18,872,090
1,387,899	Royal Dutch Shell plc Class B	39,538,060

		105,605,870

	Norway - 0.9%
466,297	Statoil ASA	8,763,621
1,617,866	Storebrand ASA	13,494,996

		22,258,617

	Portugal - 0.2%
968,117	CTT-Correios de Portugal S.A.	6,313,121

	Russia - 2.1%
4,186,412	Gazprom PJSC ADR	16,296,571

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

346,915	Lukoil PJSC ADR	$16,164,588
742,005	Sberbank of Russia PJSC ADR	8,638,929
2,776,480	Surgutneftegas OJSC ADR	12,099,189

		53,199,277

	South Africa - 1.7%
351,806	Anglo American Platinum Ltd.*	8,615,182
3,502,138	Gold Fields Ltd.	13,970,917
694,037	Grindrod Ltd.*	651,972
2,122,951	Impala Platinum Holdings Ltd.*	5,668,301
6,652,459	Nampak Ltd.*	9,647,714
2,985,753	Raubex Group Ltd.	5,380,756

		43,934,842

	South Korea - 2.6%
349,062	KB Financial Group, Inc.	18,559,689
521,798	KT Corp.	16,224,956
153,337	NHN Entertainment Corp.*	10,508,563
285,136	Shinhan Financial Group Co., Ltd.	13,551,649
849,906	Tongyang Life Insurance Co., Ltd.	7,391,075

		66,235,932

	Spain - 1.1%
539,933	Almirall S.A.	5,228,434
4,215,702	CaixaBank S.A.	21,958,090

		27,186,524

	Sweden - 1.3%
2,461,828	Qliro Group AB*	5,065,472
4,029,724	SAS AB*	9,632,172
3,008,694	Telefonaktiebolaget LM Ericsson Class B	19,473,496

		34,171,140

	Switzerland - 4.7%
182,406	Adecco Group AG	13,916,300
889,827	GAM Holding AG*	14,029,016
245,183	Julius Baer Group Ltd.*	13,879,079
423,376	LafargeHolcim Ltd.*	25,297,220
2,011,727	UBS Group AG*	34,984,868
58,668	Zurich Insurance Group AG	17,880,804

		119,987,287

	Taiwan - 2.0%
23,743,525	Acer, Inc.*	11,667,363
19,361,720	Compal Electronics, Inc.	12,858,938
1,779,105	MediaTek, Inc.	15,661,298
36,902,325	Shin Kong Financial Holding Co., Ltd.	9,864,841

		50,052,440

	United Kingdom - 11.9%
927,852	Anglo American plc*	15,348,266
525,664	AstraZeneca plc	31,331,176
8,104,686	BP plc	47,604,914
5,226,015	BT Group plc	21,626,802
7,505,187	Centrica plc	19,661,110
451,845	Go-Ahead Group plc	10,701,153
2,297,770	Halfords Group plc	10,101,554
5,914,155	Hays plc	13,005,952
5,771,002	HSBC Holdings plc	57,796,054
5,913,922	J Sainsbury plc	19,107,652
757,159	Lonmin plc*	826,625
3,340,240	Marks & Spencer Group plc	14,196,412
7,146,005	SIG plc	15,604,072
2,122,486	Standard Chartered plc*	23,725,715

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

590,725	SThree plc		$2,476,553

			303,114,010

	Total Common Stocks (cost $2,167,128,313)		$2,380,184,509

	Total Long-Term Investments (cost $2,167,128,313)		$2,380,184,509

Short-Term Investments - 6.1%
	Other Investment Pools & Funds - 6.1%
156,534,814	Fidelity Institutional Government Fund, Institutional Class		$156,534,814

	Total Short-Term Investments (cost $156,534,814)		$156,534,814

	Total Investments (cost $2,323,663,127)^	99.2%	$2,536,719,323
	Other Assets and Liabilities	0.8%	20,934,312

	Total Net Assets	100.0%	$2,557,653,635

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$284,520,731
Unrealized Depreciation	(71,464,535)

Net Unrealized Appreciation	$213,056,196

*	Non-income producing.

Futures Contracts Outstanding at July 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EAFE (mini MSCI) Index Future	794	09/15/2017	$75,438,359	$76,974,330	$1,535,971

Total futures contracts					$1,535,971

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$16,015,080	$—	$16,015,080	$—
Austria	11,163,537	—	11,163,537	—
Belgium	39,682,994	8,727,283	30,955,711	—
Brazil	25,986,878	25,986,878	—	—
Canada	45,816,032	45,816,032	—	—
China	13,018,428	—	13,018,428	—
Denmark	10,200,861	—	10,200,861	—
France	248,398,161	10,226,398	238,171,763	—
Germany	92,229,306	11,176,611	81,052,695	—
Greece	24,541,688	16,201,348	8,340,340	—
Hong Kong	23,116,506	3,111,932	20,004,574	—
Hungary	11,134,794	—	11,134,794	—
India	24,879,219	—	24,879,219	—
Italy	120,480,842	11,498,333	108,982,509	—
Japan	838,638,995	3,762,946	834,876,049	—
Kazakhstan	2,822,128	2,822,128	—	—
Netherlands	105,605,870	—	105,605,870	—
Norway	22,258,617	—	22,258,617	—
Portugal	6,313,121	—	6,313,121	—
Russia	53,199,277	—	53,199,277	—
South Africa	43,934,842	6,032,728	37,902,114	—
South Korea	66,235,932	—	66,235,932	—
Spain	27,186,524	5,228,434	21,958,090	—
Sweden	34,171,140	—	34,171,140	—
Switzerland	119,987,287	—	119,987,287	—
Taiwan	50,052,440	—	50,052,440	—
United Kingdom	303,114,010	38,883,332	264,230,678	—
Short-Term Investments	156,534,814	156,534,814	—	—
Futures Contracts(2)	1,535,971	1,535,971	—	—

Total	$2,538,255,294	$347,545,168	$2,190,710,126	$—

(1)	For the period ended July 31, 2017, investments valued at $9,200,806 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $31,431,110 were transferred from Level 2 to Level 1 due to the discontuniation of a fair valuation factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 113.9%
	Automobiles & Components - 2.6%
4,454	Hankook Tire Co., Ltd.	$248,902
13,700	Keihin Corp.	197,128
5,748	Tenneco, Inc.	317,865

		763,895

	Banks - 4.8%
30,400	Banco ABC Brasil S.A. (Preference Shares)	159,587
29,000	Bank of Kyoto Ltd.	277,969
29,100	Banregio Grupo Financiero S.A.B. de C.V.	190,725
229,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	168,729
10,263	Hilltop Holdings, Inc.	256,883
15,000	Sterling Bancorp	346,500

		1,400,393

	Capital Goods - 11.3%
5,049	AGCO Corp.	364,235
9,289	Alstom S.A.	332,789
3,695	Applied Industrial Technologies, Inc.	208,768
10,900	Daifuku Co., Ltd.	376,442
21,700	Hazama Ando Corp.	149,741
20,000	Hino Motors Ltd.	235,394
3,363	Moog, Inc. Class A*	249,938
17,956	Rexel S.A.	284,341
3,072	Teledyne Technologies, Inc.*	418,837
9,993	Terex Corp.	393,424
6,910	Timken Co.	314,405

		3,328,314

	Commercial & Professional Services - 2.3%
7,056	Robert Half International, Inc.	319,284
10,268	TriNet Group, Inc.*	359,380

		678,664

	Consumer Durables & Apparel - 9.1%
13,542	Acushnet Holdings Corp.	250,121
23,600	Alpine Electronics, Inc.	430,277
58,000	ANTA Sports Products Ltd.	198,842
4,209	Carter’s, Inc.	365,047
1,700	Deckers Outdoor Corp.*	110,262
86,000	Haier Electronics Group Co., Ltd.*	221,448
12,340	La-Z-Boy, Inc.	417,092
14,508	Moncler S.p.A.	389,602
37,361	OVS S.p.A.(1)	282,618

		2,665,309

	Consumer Services - 2.8%
5,721	Cheesecake Factory, Inc.	272,205
2,041	China Lodging Group Ltd. ADR*	207,631
21,892	Melia Hotels International S.A.	339,329

		819,165

	Diversified Financials - 8.4%
10,591	Banca Generali S.p.A.	375,702
8,700	Jafco Co., Ltd.	416,061
38,886	MFA Financial, Inc. REIT	330,142
20,545	MTGE Investment Corp. REIT	382,137
24,183	Redwood Trust, Inc. REIT	417,640
11,120	Solar Capital Ltd.	242,972
7,666	Voya Financial, Inc.	300,814

		2,465,468

	Energy - 4.2%
33,618	Enerplus Corp.	303,351
15,700	Japan Petroleum Exploration Co., Ltd.	326,047
25,237	Laredo Petroleum, Inc.*	327,071

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

38,186	Precision Drilling Corp.*	$110,875
73,300	United Tractors Tbk PT	165,591

		1,232,935

	Food & Staples Retailing - 0.6%
4,012	GS Retail Co., Ltd.	173,464

	Food, Beverage & Tobacco - 2.3%
1,959	Post Holdings, Inc.*	162,989
3,897	Sanderson Farms, Inc.	509,533

		672,522

	Health Care Equipment & Services - 6.4%
6,000	Glaukos Corp.*	241,080
8,481	Globus Medical, Inc. Class A*	260,791
7,614	Haemonetics Corp.*	313,164
6,933	HealthSouth Corp.	295,068
7,377	LifePoint Health, Inc.*	438,194
29,857	UDG Healthcare plc	333,342

		1,881,639

	Household & Personal Products - 2.6%
7,140	Nu Skin Enterprises, Inc. Class A	452,390
11,525	Pola Orbis Holdings, Inc.	319,742

		772,132

	Insurance - 4.6%
3,225	Assurant, Inc.	339,496
9,565	Assured Guaranty Ltd.	430,521
8,870	Coface S.A.	83,872
17,964	MBIA, Inc.*	182,694
39,198	Storebrand ASA	326,959

		1,363,542

	Materials - 7.9%
5,638	Cabot Corp.	306,312
45,038	Centerra Gold, Inc.*	240,227
21,805	Graphic Packaging Holding Co.	287,608
9,847	Methanex Corp.	436,609
9,503	Salzgitter AG	426,349
39,100	Tokyo Steel Manufacturing Co., Ltd.	335,172
3,709	Vidrala S.A.	289,306

		2,321,583

	Media - 2.3%
26,047	Television Francaise	381,111
31,916	UBM plc	304,747

		685,858

	Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
4,063	ICON plc*	426,412
11,800	MiMedx Group, Inc.*	176,528
16,000	Momenta Pharmaceuticals, Inc.*	264,800

		867,740

	Real Estate - 8.5%
21,941	Axiare Patrimonio SOCIMI S.A. REIT	409,736
518,304	Beni Stabili S.p.A. SIIQ REIT	414,159
171,500	Corp. Inmobiliaria Vesta S.A.B. de C.V.	259,141
18,162	Entra ASA(1)	241,379
13,986	LaSalle Hotel Properties REIT	413,146
4,365	Life Storage, Inc. REIT	318,820
9,078	Potlatch Corp. REIT	434,382

		2,490,763

	Retailing - 1.1%
35,062	Chico’s FAS, Inc.	320,817

	Semiconductors & Semiconductor Equipment - 6.3%
13,410	ASM Pacific Technology Ltd.	173,307
19,760	Entegris, Inc.*	515,736

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

10,751	First Solar, Inc.*	$530,132
2,026	MKS Instruments, Inc.	169,475
3,099	Silicon Motion Technology Corp. ADR	127,400
54,929	Win Semiconductors Corp.	321,426

		1,837,476

	Software & Services - 5.8%
4,501	Aspen Technology, Inc.*	255,972
9,198	Cardtronics plc Class A*	287,898
4,573	Momo, Inc. ADR*	200,892
20,000	Nexon Co., Ltd.*	415,689
1,833	SINA Corp.*	173,787
2,148	Temenos Group AG*	207,639
5,740	Yandex N.V. Class A*	166,345

		1,708,222

	Technology Hardware & Equipment - 5.6%
4,398	Arrow Electronics, Inc.*	357,513
12,832	Ciena Corp.*	330,424
177,521	E Ink Holdings, Inc.	189,789
41,000	Elite Material Co., Ltd.	202,779
5,582	Lumentum Holdings, Inc.*	349,433
6,732	Spectris plc	218,504

		1,648,442

	Telecommunication Services - 0.9%
39,565	Vonage Holdings Corp.*	261,525

	Transportation - 8.2%
176,446	Air New Zealand Ltd.	444,215
38,800	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	245,081
11,235	Hitachi Transport System Ltd.	258,603
89,730	International Container Terminal Services, Inc.	189,886
21,485	Marten Transport Ltd.	342,686
56,537	PostNL N.V.	267,606
78,497	Qantas Airways Ltd.	333,618
13,331	Swift Transportation Co.*	339,941

		2,421,636

	Utilities - 2.3%
44,400	Cia de Saneamento do Parana (Preference Shares)	150,926
31,136	ENN Energy Holdings Ltd.	211,377
10,471	Indraprastha Gas Ltd.	192,364
259,001	SJVN Ltd.	134,467

		689,134

	Total Common Stocks (cost $28,904,183)	$33,470,638

Exchange Traded Funds - 4.0%
	Other Investment Pools & Funds - 4.0%
9,539	iShares Core MSCI EAFE ETF	$597,141
4,133	iShares Russell 2000 ETF	584,861

		1,182,002

	Total Exchange Traded Funds (cost $1,049,314)	$1,182,002

	Total Long-Term Investments (cost $29,953,497)	$34,652,640
Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.6%
482,757	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$482,757

	Total Short-Term Investments (cost $482,757)	$482,757

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Total Investments (cost $30,436,254)^	119.5%	$35,135,397
	Total Securities Sold Short (proceeds $15,437,580)	(56.5)%	$(16,606,604)
	Other Assets and Liabilities	37.0%	10,870,917

	Total Net Assets	100.0%	$29,399,710

Securities Sold Short - (54.7%)
Common Stocks - (54.7%)
	Banks - (3.6%)
(29,282)	Aozora Bank Ltd.		$(112,532)
(3,900)	Beneficial Bancorp, Inc.		(60,840)
(2,098)	CVB Financial Corp.		(45,191)
(21,114)	FinecoBank Banca Fineco S.p.A.		(185,050)
(641)	Independent Bank Corp.		(45,735)
(11,411)	Kearny Financial Corp.		(166,600)
(31,117)	Seven Bank Ltd.		(123,141)
(3,992)	Suruga Bank Ltd.		(96,263)
(7,157)	TFS Financial Corp.		(114,369)
(2,044)	Westamerica Bancorp		(111,848)

			(1,061,569)

	Capital Goods - (4.1%)
(1,700)	Actuant Corp. Class A		(41,140)
(1,671)	Aircastle Ltd.		(39,335)
(2,427)	Chicago Bridge & Iron Co. N.V.		(45,482)
(1,886)	CIRCOR International, Inc.		(94,413)
(8,000)	KBR, Inc.		(119,360)
(7,313)	Keihan Holdings Co., Ltd.		(47,314)
(8,535)	Kornit Digital Ltd.		(176,675)
(97)	Rational AG		(60,910)
(44,716)	Salini Impregilo S.p.A.		(157,074)
(8,683)	Sunrun, Inc.		(65,383)
(14,337)	Titan International, Inc.		(182,797)
(16,310)	Zardoya Otis S.A.		(171,099)

			(1,200,982)

	Commercial & Professional Services - (3.9%)
(5,614)	Aggreko plc		(62,760)
(1,690)	Bertrandt AG		(160,948)
(18,949)	Capita plc		(164,646)
(8,889)	Covanta Holding Corp.		(134,224)
(12,640)	IPH Ltd.		(45,717)
(5,527)	Mobile Mini, Inc.		(170,231)
(2,709)	Outsourcing, Inc.		(135,321)
(4,668)	Relia, Inc.		(49,900)
(1,935)	Ritchie Bros Auctioneers, Inc.		(54,632)
(887)	Sohgo Security Services Co., Ltd.		(37,599)
(1,800)	WageWorks, Inc.		(117,360)

			(1,133,338)

	Consumer Durables & Apparel - (1.9%)
(6,496)	G-III Apparel Group Ltd.		(169,091)
(1,800)	LGI Homes, Inc.		(79,740)
(2,469)	Tod’s S.p.A.		(171,568)
(6,123)	Vista Outdoor, Inc.		(141,380)

			(561,779)

	Consumer Services - (1.3%)
(12,732)	Belmond Ltd. Class A		(166,153)
(1,844)	Domino’s Pizza Enterprises Ltd.		(78,613)
(6,670)	Fuji Kyuko Co., Ltd.		(70,210)
(5,276)	Houghton Mifflin Harcourt Co.		(63,048)

			(378,024)

	Diversified Financials - (2.5%)
(21,282)	Gentera S.A.B. de C.V.		(32,277)
(21,542)	IG Group Holdings plc		(180,945)

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(15,738)	LendingClub Corp.	$(79,792)
(30,957)	Platinum Asset Management Ltd.	(135,443)
(34,548)	Ratos AB Class B	(165,041)
(26,836)	Singapore Exchange Ltd.	(149,780)

		(743,278)

	Energy - (2.8%)
(14,800)	Helix Energy Solutions Group, Inc.	(96,792)
(15,500)	Kosmos Energy Ltd.	(102,300)
(5,126)	Nippon Gas Co., Ltd.	(160,877)
(3,792)	PDC Energy, Inc.	(178,831)
(3,800)	RSP Permian, Inc.	(130,568)
(3,820)	SM Energy Co.	(66,430)
(33,369)	Tullow Oil plc	(74,217)

		(810,015)

	Food, Beverage & Tobacco - (2.2%)
(1,454)	Aryzta AG	(46,724)
(4,474)	Bakkafrost P/F	(175,766)
(2,900)	Cal-Maine Foods, Inc.	(110,635)
(7,739)	Cott Corp.	(120,112)
(11,171)	Pioneer Foods Group Ltd.	(118,790)
(4,864)	Wessanen	(85,794)

		(657,821)

	Health Care Equipment & Services - (4.7%)
(7,328)	K2M Group Holdings, Inc.	(178,290)
(83,637)	Life Healthcare Group Holdings Ltd.	(160,743)
(1,835)	Nevro Corp.	(157,920)
(6,435)	Novocure Ltd.	(132,561)
(1,867)	Penumbra, Inc.	(152,441)
(104,771)	Raffles Medical Group Ltd.	(99,402)
(32,590)	Regis Healthcare Ltd.	(96,219)
(1,551)	Sartorius AG (Preference Shares)	(146,592)
(7,728)	Tenet Healthcare Corp.	(134,081)
(144,823)	Universal Medical Financial & Technical Advisory Services Co., Ltd.(1)	(115,222)

		(1,373,471)

	Household & Personal Products - (0.7%)
(4,537)	Ontex Group N.V.	(155,591)
(1,594)	Revlon, Inc. Class A	(31,163)
(299)	WD-40 Co.	(31,888)

		(218,642)

	Insurance - (3.2%)
(585)	AMERISAFE, Inc.	(33,784)
(5,669)	AmTrust Financial Services, Inc.	(90,704)
(15,667)	Discovery Ltd.	(166,774)
(1,285)	Erie Indemnity Co. Class A	(163,786)
(2,557)	Mercury General Corp.	(153,139)
(2,529)	ProAssurance Corp.	(156,292)
(7,495)	Trupanion, Inc.	(178,531)

		(943,010)

	Materials - (3.8%)
(3,306)	Allegheny Technologies, Inc.	(62,616)
(2,831)	Calgon Carbon Corp.	(45,296)
(5,140)	CF Industries Holdings, Inc.	(150,859)
(7,533)	Flotek Industries, Inc.	(63,428)
(2,733)	FP Corp.	(149,518)
(55,062)	Galaxy Resources Ltd.	(81,102)
(60,549)	Impala Platinum Holdings Ltd.	(161,666)
(51,478)	Independence Group NL	(124,359)
(415)	Kansai Paint Co., Ltd.	(9,493)
(23,716)	Saracen Mineral Holdings Ltd.	(25,688)
(500)	Scotts Miracle-Gro Co. (The)	(47,995)
(25,679)	UACJ Corp.	(75,793)
(1,600)	WR Grace & Co.	(110,336)

		(1,108,149)

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Real Estate - (3.1%)
(2,028)	Aedifica S.A. REIT	$(185,722)
(360)	Alexander’s, Inc. REIT	(156,596)
(57,271)	Ichigo, Inc.	(174,922)
(68,458)	IMMOFINANZ AG	(166,503)
(7,123)	Investors Real Estate Trust REIT	(44,305)
(100)	QTS Realty Trust, Inc. Class A, REIT	(5,347)
(2,902)	Seritage Growth Properties REIT	(135,727)
(5,687)	Spirit Realty Capital, Inc. REIT	(45,098)

		(914,220)

	Retailing - (4.4%)
(137,436)	China Harmony New Energy Auto Holding Ltd.	(66,212)
(4,807)	Core-Mark Holding Co., Inc.	(176,273)
(2,279)	Duluth Holdings, Inc. Class B	(44,167)
(8,300)	Etsy, Inc.	(119,271)
(2,209)	Fnac Darty S.A.	(209,201)
(34,504)	Groupon, Inc.	(129,735)
(3,661)	IDOM, Inc.	(24,249)
(4,850)	Lumber Liquidators Holdings, Inc.	(119,844)
(259,954)	Pou Sheng International Holdings Ltd.	(51,528)
(2,685)	Signet Jewelers Ltd.	(164,215)
(5,375)	Yoox Net-A-Porter Group S.p.A.	(178,033)

		(1,282,728)

	Semiconductors & Semiconductor Equipment - (0.5%)
(3,278)	Inphi Corp.	(125,875)
(1,134)	Xperi Corp.	(33,170)

		(159,045)

	Software & Services - (6.4%)
(494)	Baozun, Inc. ADR	(16,035)
(1,300)	Bitauto Holdings Ltd. ADR	(41,080)
(7,458)	Five9, Inc.	(164,523)
(3,200)	Gigamon, Inc.	(127,200)
(12,793)	Gogo, Inc.	(155,819)
(16,915)	IRESS Ltd.	(174,639)
(3,500)	MINDBODY, Inc. Class A	(90,825)
(7,430)	Monotype Imaging Holdings, Inc.	(140,055)
(9,722)	Pandora Media, Inc.	(87,012)
(4,048)	Q2 Holdings, Inc.	(157,467)
(10,917)	Quotient Technology, Inc.	(126,637)
(7,558)	Silver Spring Networks, Inc.	(85,481)
(989)	SMS Co., Ltd.	(31,297)
(3,800)	Square, Inc. Class A	(100,130)
(4,340)	Twilio, Inc. Class A	(126,598)
(3,400)	Virtusa Corp.	(112,710)
(4,370)	Yelp, Inc.	(142,156)

		(1,879,664)

	Technology Hardware & Equipment - (3.0%)
(1,700)	3D Systems Corp.	(28,560)
(2,385)	Ai Holdings Corp.	(65,712)
(7,884)	Cray, Inc.	(162,411)
(2,600)	Diebold Nixdorf, Inc.	(60,840)
(3,736)	Fabrinet	(168,157)
(4,446)	Finisar Corp.	(121,020)
(18,002)	Fitbit, Inc. Class A	(92,890)
(11,033)	Infinera Corp.	(129,417)
(700)	ViaSat, Inc.	(46,263)

		(875,270)

	Telecommunication Services - (1.9%)
(8,074)	Cellnex Telecom SAU(1)	(181,603)
(14,972)	Inmarsat plc	(153,226)

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(15,354)	ORBCOMM, Inc.	$(178,260)
(11,158)	Windstream Holdings, Inc.	(42,289)

		(555,378)

	Transportation - (0.7%)
(39,717)	BBA Aviation plc	(157,078)
(39,305)	Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A	(54,048)

		(211,126)

	Total Common Stocks (Proceeds $(14,970,191))	$(16,067,509)

Exchange Traded Funds - (1.8%)
	Other Investment Pools & Funds - 1.8%
(6,219)	iShares MSCI Brazil Capped ETF	$(235,078)
(8,848)	iShares MSCI India ETF	(304,017)

	Total Exchange Traded Funds (cost $(467,389))	$(539,095)

	Total Securities Sold Short (Proceeds $(15,437,580))	$(16,606,604)

Note:

Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$5,375,933
Unrealized Depreciation	(676,790)

Net Unrealized Appreciation	$4,699,143

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $523,997, which represented 1.8% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$763,895	$317,865	$446,030	$—
Banks	1,400,393	953,695	446,698	—
Capital Goods	3,328,314	1,949,607	1,378,707	—
Commercial & Professional Services	678,664	678,664	—	—
Consumer Durables & Apparel	2,665,309	1,142,522	1,522,787	—
Consumer Services	819,165	479,836	339,329	—
Diversified Financials	2,465,468	1,673,705	791,763	—
Energy	1,232,935	906,888	326,047	—
Food & Staples Retailing	173,464	—	173,464	—
Food, Beverage & Tobacco	672,522	672,522	—	—
Health Care Equipment & Services	1,881,639	1,548,297	333,342	—
Household & Personal Products	772,132	452,390	319,742	—
Insurance	1,363,542	952,711	410,831	—
Materials	2,321,583	1,270,756	1,050,827	—
Media	685,858	—	685,858	—
Pharmaceuticals, Biotechnology & Life Sciences	867,740	867,740	—	—
Real Estate	2,490,763	2,490,763	—	—
Retailing	320,817	320,817	—	—
Semiconductors & Semiconductor Equipment	1,837,476	1,342,743	494,733	—
Software & Services	1,708,222	1,084,894	623,328	—
Technology Hardware & Equipment	1,648,442	1,037,370	611,072	—
Telecommunication Services	261,525	261,525	—	—
Transportation	2,421,636	927,708	1,493,928	—
Utilities	689,134	150,926	538,208	—
Exchange Traded Funds	1,182,002	1,182,002	—	—
Short-Term Investments	482,757	482,757	—	—

Total	$35,135,397	$23,148,703	$11,986,694	$—

Liabilities
Securities Sold Short
Banks	$(1,061,569)	$(544,583)	$(516,986)	$—
Capital Goods	(1,200,982)	(764,585)	(436,397)	—
Commercial & Professional Services	(1,133,338)	(476,447)	(656,891)	—
Consumer Durables & Apparel	(561,779)	(561,779)	—	—
Consumer Services	(378,024)	(229,201)	(148,823)	—
Diversified Financials	(743,278)	(112,069)	(631,209)	—
Energy	(810,015)	(574,921)	(235,094)	—
Food, Beverage & Tobacco	(657,821)	(611,097)	(46,724)	—
Health Care Equipment & Services	(1,373,471)	(755,293)	(618,178)	—
Household & Personal Products	(218,642)	(63,051)	(155,591)	—
Insurance	(943,010)	(776,236)	(166,774)	—
Materials	(1,108,149)	(480,530)	(627,619)	—
Real Estate	(914,220)	(572,795)	(341,425)	—
Retailing	(1,282,728)	(962,706)	(320,022)	—
Semiconductors & Semiconductor Equipment	(159,045)	(159,045)	—	—
Software & Services	(1,879,664)	(1,673,728)	(205,936)	—
Technology Hardware & Equipment	(875,270)	(809,558)	(65,712)	—
Telecommunication Services	(555,378)	(220,549)	(334,829)	—
Transportation	(211,126)	(54,048)	(157,078)	—
Securities Sold Short - ETF
Diversified Financials	(539,095)	(539,095)	—	—

Total	$(16,606,604)	$(10,941,316)	$(5,665,288)	$—

(1) For the period ended July 31, 2017, investments valued at $238,320 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $355,155 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford MidCap Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.6%
	Automobiles & Components - 1.1%
2,240,651	Harley-Davidson, Inc.	$109,052,484

	Banks - 5.1%
453,484	Cullen/Frost Bankers, Inc.	41,167,278
676,132	East West Bancorp, Inc.	38,526,001
141,037	First Citizens BancShares, Inc. Class A	51,904,437
1,396,409	First Republic Bank	140,101,715
1,065,041	M&T Bank Corp.	173,761,439
308,747	Prosperity Bancshares, Inc.	19,790,683
233,938	South State Corp.	19,592,307

		484,843,860

	Capital Goods - 8.4%
2,694,821	Allison Transmission Holdings, Inc.	101,864,234
1,421,405	Fastenal Co.	61,063,559
1,139,973	Heico Corp. Class A	80,995,081
1,657,714	IDEX Corp.	193,189,989
1,001,907	Lennox International, Inc.	171,326,097
543,738	Middleby Corp.*	71,055,682
388,999	MSC Industrial Direct Co., Inc. Class A	27,700,619
1,257,704	PACCAR, Inc.	86,089,839
375,352	Sensata Technologies Holding N.V.*	16,935,882

		810,220,982

	Commercial & Professional Services - 7.9%
606,061	Cintas Corp.	81,727,326
732,552	Dun & Bradstreet Corp.	81,137,459
854,417	Equifax, Inc.	124,266,408
1,931,216	Robert Half International, Inc.	87,387,524
4,895,136	TransUnion*	224,344,083
306,923	UniFirst Corp.	43,659,797
1,701,054	Waste Connections, Inc.	110,534,489

		753,057,086

	Consumer Durables & Apparel - 2.3%
66,216	NVR, Inc.*	172,852,895
2,579,441	Under Armour, Inc. Class C*	46,713,677

		219,566,572

	Consumer Services - 1.3%
1,603,989	Choice Hotels International, Inc.	103,697,889
177,525	Wynn Resorts Ltd.	22,961,083

		126,658,972

	Diversified Financials - 5.4%
322,834	Credit Acceptance Corp.*	80,417,949
659,730	Factset Research Systems, Inc.	110,320,051
1,076,799	Financial Engines, Inc.	41,402,922
564,678	Moody’s Corp.	74,328,565
1,030,652	MSCI, Inc.	112,289,535
1,135,501	Northern Trust Corp.	99,367,693

		518,126,715

	Energy - 1.4%
314,440	Diamondback Energy, Inc.*	30,148,507
818,201	Newfield Exploration Co.*	23,506,915
1,031,493	Parsley Energy, Inc. Class A*	30,202,115
1,147,600	Patterson-UTI Energy, Inc.	22,194,584
2,457,271	WPX Energy, Inc.*	26,489,381

		132,541,502

	Food & Staples Retailing - 0.7%
754,194	PriceSmart, Inc.	63,540,845

	Health Care Equipment & Services - 4.1%
1,273,167	Patterson Cos., Inc.	53,116,527
1,342,782	STERIS plc	109,906,707

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

303,719	Teleflex, Inc.	$62,936,651
988,137	Varian Medical Systems, Inc.*	95,967,866
1,171,003	Veeva Systems, Inc. Class A*	74,663,151

		396,590,902

	Insurance - 6.2%
138,705	Alleghany Corp.*	85,073,325
184,535	Fairfax Financial Holdings Ltd.	87,995,109
2,032,360	FNF Group	99,301,110
182,828	Markel Corp.*	195,902,030
70,676	White Mountains Insurance Group Ltd.	61,106,470
952,688	WR Berkley Corp.	65,706,891

		595,084,935

	Materials - 3.2%
2,510,333	Ball Corp.	105,182,953
1,367,725	Packaging Corp. of America	149,738,533
1,786,020	Silgan Holdings, Inc.	54,116,406

		309,037,892

	Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
382,319	Aerie Pharmaceuticals, Inc.*	20,759,922
1,184,584	Agios Pharmaceuticals, Inc.*	66,265,629
2,238,879	Alkermes plc*	121,817,406
875,102	Alnylam Pharmaceuticals, Inc.*	72,405,939
927,214	Bluebird Bio, Inc.*	87,389,920
2,528,022	Ionis Pharmaceuticals, Inc.*	132,468,353
3,600,457	Ironwood Pharmaceuticals, Inc.*	63,908,112
240,327	Mettler-Toledo International, Inc.*	137,726,597
1,717,645	Neurocrine Biosciences, Inc.*	82,498,489
806,035	Puma Biotechnology, Inc.*	76,613,627
930,083	Sage Therapeutics, Inc.*	74,174,119
883,717	TESARO, Inc.*	112,815,312
1,202,040	Ultragenyx Pharmaceutical, Inc.*	79,719,293
504,974	Waters Corp.*	87,582,691

		1,216,145,409

	Retailing - 2.3%
830,419	Advance Auto Parts, Inc.	93,015,232
1,901,046	CarMax, Inc.*	125,944,298

		218,959,530

	Semiconductors & Semiconductor Equipment - 1.9%
1,374,132	MKS Instruments, Inc.	114,946,142
910,444	Silicon Laboratories, Inc.*	68,374,344

		183,320,486

	Software & Services - 19.5%
2,108,812	Akamai Technologies, Inc.*	99,409,398
134,630	Black Knight Financial Services, Inc. Class A*	5,721,775
1,254,644	Blackbaud, Inc.	115,853,827
3,232,491	Cadence Design Systems, Inc.*	119,278,918
340,470	CoStar Group, Inc.*	93,816,509
7,445,039	Genpact Ltd.	215,906,131
2,221,666	Global Payments, Inc.	209,658,620
1,792,062	Guidewire Software, Inc.*	129,315,194
872,783	ServiceNow, Inc.*	96,398,882
2,298,493	Teradata Corp.*	73,138,047
2,101,080	Total System Services, Inc.	133,334,537
1,528,248	Vantiv, Inc. Class A*	97,120,160
2,042,237	VeriSign, Inc.*	206,613,117
1,238,738	WEX, Inc.*	134,626,046
1,135,919	Zillow Group, Inc. Class A*	51,604,800
2,083,704	Zillow Group, Inc. Class C*	94,100,073

		1,875,896,034

	Technology Hardware & Equipment - 8.9%
2,620,752	CDW Corp. of Delaware	$166,234,299
2,139,364	CommScope Holding Co., Inc.*	78,685,808

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

2,657,691	Finisar Corp.*		$72,342,349
1,910,578	II-VI, Inc.*		72,793,022
2,027,792	Keysight Technologies, Inc.*		84,335,869
4,424,697	National Instruments Corp.		182,032,035
5,330,204	Trimble, Inc.*		199,509,536

			855,932,918

	Transportation - 5.0%
1,223,313	Alaska Air Group, Inc.		104,262,967
242,198	AMERCO		94,108,455
1,647,632	Genesee & Wyoming, Inc. Class A*		107,359,701
4,884,490	JetBlue Airways Corp.*		107,116,866
1,808,479	Spirit Airlines, Inc.*		70,259,409

			483,107,398

	Utilities - 2.2%
588,409	Black Hills Corp.		40,988,571
1,051,511	NiSource, Inc.		27,402,376
2,803,744	UGI Corp.		141,504,960

			209,895,907

	Total Common Stocks (cost $7,469,138,307)		$9,561,580,429

	Total Long-Term Investments (cost $7,469,138,307)		$9,561,580,429

Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.4%
43,270,979	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		$43,270,979

	Total Short-Term Investments (cost $43,270,979)		$43,270,979

	Total Investments (cost $7,512,409,286)^	100.0%	$9,604,851,408
	Other Assets and Liabilities	0.0%	(581,969)

	Total Net Assets	100.0%	$9,604,269,439

Note:

Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$2,207,725,121
Unrealized Depreciation	(115,282,999)

Net Unrealized Appreciation	$2,092,442,122

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
MSCI	Morgan Stanley Capital International

The Hartford MidCap Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$109,052,484	$109,052,484	$—	$—
Banks	484,843,860	484,843,860	—	—
Capital Goods	810,220,982	810,220,982	—	—
Commercial & Professional Services	753,057,086	753,057,086	—	—
Consumer Durables & Apparel	219,566,572	219,566,572	—	—
Consumer Services	126,658,972	126,658,972	—	—
Diversified Financials	518,126,715	518,126,715	—	—
Energy	132,541,502	132,541,502	—	—
Food & Staples Retailing	63,540,845	63,540,845	—	—
Health Care Equipment & Services	396,590,902	396,590,902	—	—
Insurance	595,084,935	595,084,935	—	—
Materials	309,037,892	309,037,892	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,216,145,409	1,216,145,409	—	—
Retailing	218,959,530	218,959,530	—	—
Semiconductors & Semiconductor Equipment	183,320,486	183,320,486	—	—
Software & Services	1,875,896,034	1,875,896,034	—	—
Technology Hardware & Equipment	855,932,918	855,932,918	—	—
Transportation	483,107,398	483,107,398	—	—
Utilities	209,895,907	209,895,907	—	—
Short-Term Investments	43,270,979	43,270,979	—	—

Total	$9,604,851,408	$9,604,851,408	$—	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

The Hartford MidCap Value Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.8%
	Automobiles & Components - 1.8%
366,027	Goodyear Tire & Rubber Co.	$11,533,511

	Banks - 12.3%
143,025	Bank of the Ozarks, Inc.	6,171,529
244,104	Comerica, Inc.	17,651,160
419,217	FNB Corp.	5,743,273
117,674	IBERIABANK Corp.	9,513,943
175,665	MB Financial, Inc.	7,184,698
171,183	Provident Financial Services, Inc.	4,539,773
73,211	South State Corp.	6,131,421
189,449	Sterling Bancorp	4,376,272
121,257	Western Alliance Bancorp*	6,108,928
270,612	Zions Bancorp	12,264,136

		79,685,133

	Capital Goods - 8.3%
110,727	Generac Holdings, Inc.*	3,982,850
59,564	Granite Construction, Inc.	2,919,827
78,553	Hubbell, Inc. Class B	9,331,311
369,160	Milacron Holdings Corp.*	6,637,497
114,472	Moog, Inc. Class A*	8,507,559
875,795	Sanwa Holdings Corp.	9,483,646
156,773	Sensata Technologies Holding N.V.*	7,073,598
109,163	WESCO International, Inc.*	5,594,604

		53,530,892

	Commercial & Professional Services - 1.4%
157,802	Clean Harbors, Inc.*	8,963,154

	Consumer Durables & Apparel - 3.7%
218,280	D.R. Horton, Inc.	7,790,413
56,008,723	Global Brands Group Holding Ltd.*	5,300,098
110,772	Lennar Corp. Class A	5,808,884
129,843	Toll Brothers, Inc.	5,010,641

		23,910,036

	Consumer Services - 1.6%
193,821	Norwegian Cruise Line Holdings Ltd.*	10,673,722

	Diversified Financials - 0.3%
27,431	Raymond James Financial, Inc.	2,281,985

	Energy - 6.5%
175,246	Delek US Holdings, Inc.	4,575,673
184,936	Diamondback Energy, Inc.*	17,731,664
73,229	Energen Corp.*	3,901,641
375,191	Newfield Exploration Co.*	10,779,237
423,061	QEP Resources, Inc.*	3,625,633
450,970	Trican Well Service Ltd.*	1,320,265

		41,934,113

	Food, Beverage & Tobacco - 2.3%
45,594	Ingredion, Inc.	5,622,652
114,371	Post Holdings, Inc.*	9,515,667

		15,138,319

	Health Care Equipment & Services - 5.7%
221,241	Acadia Healthcare Co., Inc.*	11,710,286
400,866	Brookdale Senior Living, Inc.*	5,692,297
163,613	Envision Healthcare Corp.*	9,232,682
129,319	STERIS plc	10,584,760

		37,220,025

	Insurance - 9.7%
62,096	Assurant, Inc.	6,536,846
363,797	CNO Financial Group, Inc.	8,323,675
68,489	Hanover Insurance Group, Inc.	6,496,867

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

119,680	Reinsurance Group of America, Inc.	$16,779,136
226,675	Unum Group	11,363,218
304,390	XL Group Ltd.	13,514,916

		63,014,658

	Materials - 8.1%
102,096	Alcoa Corp.	3,716,294
88,406	Bemis Co., Inc.	3,745,762
105,661	Cabot Corp.	5,740,562
126,221	Celanese Corp. Series A	12,138,674
75,316	Crown Holdings, Inc.*	4,479,043
180,109	Louisiana-Pacific Corp.*	4,522,537
112,525	Reliance Steel & Aluminum Co.	8,142,309
142,939	Westlake Chemical Corp.	10,057,188

		52,542,369

	Media - 1.3%
148,535	John Wiley & Sons, Inc. Class A	8,206,559

	Real Estate - 7.8%
98,776	American Assets Trust, Inc. REIT	4,011,293
109,000	Equity LifeStyle Properties, Inc. REIT	9,515,700
64,797	Extra Space Storage, Inc. REIT	5,151,362
136,150	Forest City Realty Trust, Inc. Class A REIT	3,319,337
24,500	LaSalle Hotel Properties REIT	723,730
59,645	Life Storage, Inc. REIT	4,356,471
85,470	PS Business Parks, Inc. REIT	11,492,296
500,106	STORE Capital Corp. REIT	11,697,479

		50,267,668

	Retailing - 0.2%
41,188	Camping World Holdings, Inc. Class A	1,316,368

	Semiconductors & Semiconductor Equipment - 3.8%
279,791	Microsemi Corp.*	14,571,515
237,543	Silicon Motion Technology Corp. ADR	9,765,393

		24,336,908

	Software & Services - 4.0%
239,786	Booz Allen Hamilton Holding Corp.	8,224,660
244,902	SS&C Technologies Holdings, Inc.	9,492,401
83,006	VeriSign, Inc.*	8,397,717

		26,114,778

	Technology Hardware & Equipment - 8.6%
165,092	Acacia Communications, Inc.*	7,226,077
220,995	Arrow Electronics, Inc.*	17,964,684
277,022	CommScope Holding Co., Inc.*	10,188,869
90,486	Harris Corp.	10,357,932
242,108	Keysight Technologies, Inc.*	10,069,272

		55,806,834

	Telecommunication Services - 1.2%
122,581	Millicom International Cellular S.A.	7,681,111

	Transportation - 3.9%
150,355	Genesee & Wyoming, Inc. Class A*	9,797,132
310,906	Knight Transportation, Inc.	11,083,799
133,110	Schneider National, Inc. Class B	2,877,838
51,990	Swift Transportation Co.*	1,325,745

		25,084,514

	Utilities - 5.3%
281,047	Alliant Energy Corp.	11,390,835
215,477	Great Plains Energy, Inc.	6,649,620
320,983	UGI Corp.	16,200,012

		34,240,467

	Total Common Stocks (cost $550,707,321)	$633,483,124

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Total Long-Term Investments (cost $550,707,321)		$633,483,124

Short-Term Investments - 1.9%
	Other Investment Pools & Funds - 1.9%
12,110,380	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$12,110,380

	Total Short-Term Investments (cost $12,110,380)		$12,110,380

	Total Investments (cost $562,817,701)^	99.7%	$645,593,504
	Other Assets and Liabilities	0.3%	1,751,314

	Total Net Assets	100.0%	$647,344,818

Note:

Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$105,779,841
Unrealized Depreciation	(23,004,038)

Net Unrealized Appreciation	$82,775,803

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford MidCap Value Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$11,533,511	$11,533,511	$—	$—
Banks	79,685,133	79,685,133	—	—
Capital Goods	53,530,892	44,047,246	9,483,646	—
Commercial & Professional Services	8,963,154	8,963,154	—	—
Consumer Durables & Apparel	23,910,036	18,609,938	5,300,098	—
Consumer Services	10,673,722	10,673,722	—	—
Diversified Financials	2,281,985	2,281,985	—	—
Energy	41,934,113	41,934,113	—	—
Food, Beverage & Tobacco	15,138,319	15,138,319	—	—
Health Care Equipment & Services	37,220,025	37,220,025	—	—
Insurance	63,014,658	63,014,658	—	—
Materials	52,542,369	52,542,369	—	—
Media	8,206,559	8,206,559	—	—
Real Estate	50,267,668	50,267,668	—	—
Retailing	1,316,368	1,316,368	—	—
Semiconductors & Semiconductor Equipment	24,336,908	24,336,908	—	—
Software & Services	26,114,778	26,114,778	—	—
Technology Hardware & Equipment	55,806,834	55,806,834	—	—
Telecommunication Services	7,681,111	—	7,681,111	—
Transportation	25,084,514	25,084,514	—	—
Utilities	34,240,467	34,240,467	—	—
Short-Term Investments	12,110,380	12,110,380	—	—

Total	$645,593,504	$623,128,649	$22,464,855	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

Hartford Moderate Allocation Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Alternative Funds - 7.2%
2,170,391	Hartford Real Total Return Fund, Class F*		$19,468,410
1,629,634	The Hartford Global Real Asset Fund, Class F*		14,683,005

	Total Alternative Funds (cost $34,053,637)		$34,151,415

	Domestic Equity Funds - 43.8%
2,490,632	Hartford Core Equity Fund, Class F*		68,442,567
2,144,357	Hartford Small Cap Core Fund, Class F*		28,991,706
2,228,746	The Hartford Equity Income Fund, Class F		43,995,451
539,418	The Hartford Growth Opportunities Fund, Class F*		24,268,400
1,485,820	The Hartford MidCap Fund, Class F*		43,772,256

	Total Domestic Equity Funds (cost $197,185,186)		$209,470,380

	International/Global Equity Funds - 15.2%
1,911,622	Hartford Schroders International Multi-Cap Value Fund, Class F		19,077,990
2,322,665	The Hartford International Opportunities Fund, Class F*		39,020,765
893,853	The Hartford International Small Company Fund, Class F*		14,659,188

	Total International/Global Equity Funds (cost $66,477,467)		$72,757,943

	Multi-Strategy Funds - 5.1%
2,083,362	The Hartford Global All-Asset Fund, Class F*		24,396,166

	Total Multi-Strategy Funds (cost $23,021,147)		$24,396,166

	Taxable Fixed Income Funds - 28.8%
878,312	The Hartford Inflation Plus Fund, Class F*		9,766,826
4,403,888	The Hartford Quality Bond Fund, Class F		44,038,881
985,802	The Hartford Short Duration Fund, Class F		9,769,300
3,789,788	The Hartford Strategic Income Fund, Class F		34,183,890
567,313	The Hartford Total Return Bond Fund, Class F*		5,939,762
3,267,928	The Hartford World Bond Fund, Class F*		34,149,844

	Total Taxable Fixed Income Funds (cost $136,248,682)		$137,848,503

	Total Affiliated Investment Companies (cost $456,986,119)		$478,624,407

	Total Long-Term Investments (cost $456,986,119)		$478,624,407

	Total Investments (cost $456,986,119)^	100.1%	$478,624,407
	Other Assets and Liabilities	(0.1)%	(547,596)

	Total Net Assets	100.0%	$478,076,811

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$21,638,288
Unrealized Depreciation	0

Net Unrealized Appreciation	$21,638,288

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Moderate Allocation Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$478,624,407	$478,624,407	$—	$—

Total	$478,624,407	$478,624,407	$—	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 5.6%
	Asset-Backed - Finance & Insurance - 0.5%
$ 33,551	Lehman XS Trust 1.75%11/25/2035(1)	$22,283
37,070	Long Beach Mortgage Loan Trust 1.40%12/25/2036(1)	17,753
250,000	Sound Point CLO Ltd. 5.90%07/15/2025(1)(2)	248,206

		288,242

	Asset-Backed - Home Equity - 0.9%
	GSAA Home Equity Trust
128,167	1.32%, 12/25/2036(1)	61,396
44,424	1.45%, 05/25/2047(1)	36,478
124,417	1.53%, 05/25/2047(1)	96,747
54,573	1.55%, 04/25/2047(1)	37,619
56,984	5.88%, 09/25/2036(3)	28,929
64,827	Merrill Lynch Mortgage Investors Trust 1.38%08/25/2037(1)	40,982
13,321	Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.39%02/25/2037(1)	11,428
367,500	Renaissance Home Equity Loan Trust 5.91%04/25/2037(3)	205,527
40,000	Soundview Home Loan Trust 1.48%11/25/2036(1)	31,846

		550,952

	Commercial Mortgage - Backed Securities - 0.9%
140,750	Carrington Mortgage Loan Trust 1.47%10/25/2036(1)	92,674
50,000	Citigroup Commercial Mortgage Trust 4.40%03/10/2047(1)(2)	37,390
175,000	Commercial Mortgage Trust 4.57%10/15/2045(1)(2)	78,169
	FREMF Mortgage Trust
30,000	3.97%, 07/25/2049(1)(2)	28,947
115,000	3.98%, 03/25/2027(1)(2)	108,995
45,000	4.21%, 05/25/2027(1)(2)	42,748
105,000	GS Mortgage Securities Trust 3.72%01/10/2047(2)	53,726
140,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.73%10/15/2045(1)(2)	59,140
15,000	Wells Fargo Commercial Mortgage Trust 4.10%05/15/2048(1)	13,181
115,599	WF-RBS Commercial Mortgage Trust 3.02%11/15/2047(2)	48,877

		563,847

	Whole Loan Collateral CMO - 3.3%
20,791	Adjustable Rate Mortgage Trust 1.75%01/25/2036(1)	19,504
	Alternative Loan Trust
46,204	1.39%, 02/25/2047(1)	43,059
52,430	1.68%, 04/25/2035(1)	46,489
74,498	2.13%, 08/25/2035(1)	66,139
205,097	5.50%, 10/25/2035	197,403
	Bear Stearns Alt-A Trust
62,656	1.55%, 08/25/2036(1)	58,539
55,210	1.75%, 11/25/2035(1)	54,965
37,668	3.63%, 09/25/2035(1)	37,426
23,520	CHL Mortgage Pass-Through Trust 3.26%03/20/2036(1)	21,539
246,000	Connecticut Avenue Securities 5.48%04/25/2029(1)	276,324
64,484	Countrywide Alternative Loan Trust 1.37%04/25/2047(1)	57,419

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Fannie Mae Connecticut Avenue Securities
$ 40,000	4.78%, 07/25/2029(1)	$42,890
80,143	5.58%, 05/25/2029(1)	89,242
125,754	Impac Secured Assets Trust 1.41%08/25/2036(1)	101,049
48,630	Luminent Mortgage Trust 1.43%10/25/2046(1)	45,682
23,812	MASTR Adjustable Rate Mortgages Trust 3.32%11/21/2034(1)	24,379
121,864	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.05%06/25/2036(1)	110,416
	Residential Accredit Loans, Inc.
37,631	1.40%, 01/25/2037(1)	29,839
102,684	1.48%, 02/25/2036(1)	77,849
79,971	1.48%, 08/25/2037(1)	76,745
	Residential Asset Securitization Trust
125,499	1.68%, 03/25/2035(1)	113,714
47,898	5.50%, 06/25/2035	44,124
12,293	Structured Adjustable Rate Mortgage Loan Trust 1.39%01/25/2037(1)	10,249
	WaMu Mortgage Pass-Through Certificates Trust
75,888	1.48%, 03/25/2047(1)	65,186
82,292	1.53%, 06/25/2047(1)	74,127
105,376	1.55%, 12/25/2046(1)	95,032
43,055	1.65%, 06/25/2044(1)	41,608
25,035	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.40%12/25/2036(1)	21,748
105,000	Wells Fargo Commercial Mortgage Trust 2.88%05/15/2048(1)(2)	66,088
28,906	Wells Fargo Mortgage Backed Securities Trust 3.13%03/25/2036(1)	28,321

		2,037,094

	Total Asset & Commercial Mortgage Backed Securities (cost $3,413,249)	$3,440,135

Corporate Bonds - 20.2%
	Aerospace/Defense - 0.1%
	DAE Funding LLC
$ 10,000	4.50%, 08/01/2022(2)(4)	$10,175
10,000	5.00%, 08/01/2024(2)(4)	10,213
50,000	Lockheed Martin Corp. 3.35%09/15/2021	52,304

		72,692

	Apparel - 0.0%
25,000	Hanesbrands, Inc. 4.88%05/15/2026(2)	25,500

	Auto Manufacturers - 0.1%
10,000	General Motors Co. 6.60%04/01/2036	11,753
50,000	General Motors Financial Co., Inc. 4.00%10/06/2026	49,873

		61,626

	Auto Parts & Equipment - 0.1%
50,000	Delphi Corp. 4.15%03/15/2024	52,861

	Beverages - 0.1%
50,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%07/15/2042	48,150
25,000	Molson Coors Brewing Co. 4.20%07/15/2046	24,701

		72,851

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Biotechnology - 0.1%
$ 50,000	Celgene Corp. 3.25%08/15/2022	$51,682

	Chemicals - 0.3%
	Agrium, Inc.
25,000	3.38%, 03/15/2025	25,052
40,000	4.13%, 03/15/2035	39,861
50,000	Chemours Co. 6.63%05/15/2023	53,693
10,000	Eastman Chemical Co. 4.65%10/15/2044	10,598
35,000	Hexion, Inc. 10.38%02/01/2022(2)	35,438
10,000	Methanex Corp. 5.65%12/01/2044	9,685
40,000	Platform Specialty Products Corp. 6.50%02/01/2022(2)	41,500

		215,827

	Coal - 0.1%
20,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%11/01/2021	20,700
45,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%04/01/2023(2)	42,412
	Peabody Energy Corp.
5,000	6.00%, 03/31/2022(2)	5,100
5,000	6.38%, 03/31/2025(2)	5,050

		73,262

	Commercial Banks - 4.8%
EUR 200,000	Banco Bilbao Vizcaya Argentaria S.A. 7.00%02/19/2019(1)(5)(6)	248,598
200,000	Banco de Sabadell S.A. 6.50%05/18/2022(1)(6)	241,983
	Bank of America Corp.
$ 75,000	4.00%, 01/22/2025	77,273
50,000	4.75%, 04/21/2045	53,683
	Capital One Financial Corp.
25,000	2.45%, 04/24/2019	25,184
30,000	3.20%, 02/05/2025	29,789
400,000	Credit Agricole S.A. 8.13%12/23/2025(1)(2)(6)	477,500
200,000	Credit Suisse Group AG 6.25%12/18/2024(1)(5)(6)	214,689
	Goldman Sachs Group, Inc.
25,000	3.50%, 01/23/2025	25,391
75,000	3.50%, 11/16/2026	74,822
200,000	HSBC Holdings plc 6.00%05/22/2027(1)(6)	209,770
200,000	Intesa Sanpaolo S.p.A. 7.70%09/17/2025(1)(2)(6)	212,750
	JPMorgan Chase & Co.
25,000	2.95%, 10/01/2026	24,421
50,000	6.30%, 04/23/2019	53,762
100,000	Morgan Stanley 3.95%04/23/2027	101,819
200,000	Sberbank of Russia Via SB Capital S.A. 5.13%10/29/2022(5)	206,626
200,000	Societe Generale S.A. 8.25%11/29/2018(1)(5)(6)	212,208
	UBS Group AG
200,000	6.88%, 03/22/2021(1)(5)(6)	215,650
200,000	7.00%, 02/19/2025(1)(5)(6)	224,250

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 10,000	Wells Fargo & Co. 4.75%12/07/2046	$10,831

		2,940,999

	Commercial Services - 0.6%
	APX Group, Inc.
30,000	7.63%, 09/01/2023(2)(4)	30,525
45,000	7.88%, 12/01/2022	48,937
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
35,000	5.25%, 03/15/2025(2)	34,081
15,000	5.50%, 04/01/2023	15,113
45,000	Brand Energy & Infrastructure Services, Inc. 8.50%07/15/2025(2)	47,925
55,000	GW Honos Security Corp. 8.75%05/15/2025(2)	58,575
	Herc Rentals, Inc.
23,000	7.50%, 06/01/2022(2)	24,898
13,000	7.75%, 06/01/2024(2)	14,105
35,000	Hertz Corp. 5.50%10/15/2024(2)	28,525
60,000	United Rentals North America, Inc. 4.63%07/15/2023	62,850

		365,534

	Construction Materials - 0.3%
25,000	CRH America, Inc. 5.75%01/15/2021	27,612
30,000	Ply Gem Industries, Inc. 6.50%02/01/2022	31,425
	Standard Industries, Inc.
65,000	5.38%, 11/15/2024(2)	68,413
25,000	6.00%, 10/15/2025(2)	26,719

		154,169

	Distribution/Wholesale - 0.0%
10,000	American Builders & Contractors Supply Co., Inc. 5.63%04/15/2021(2)	10,300

	Diversified Financial Services - 0.7%
50,000	Discover Financial Services 3.75%03/04/2025	50,214
15,000	FBM Finance, Inc. 8.25%08/15/2021(2)	16,088
10,000	Hexion, Inc. 13.75%02/01/2022(2)	9,150
50,000	International Lease Finance Corp. 7.13%09/01/2018(2)	52,787
55,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 7.88%10/01/2020	56,408
	Navient Corp.
30,000	5.50%, 01/25/2023	30,635
35,000	5.63%, 08/01/2033	29,750
30,000	5.88%, 10/25/2024	30,563
40,000	6.13%, 03/25/2024	41,500
10,000	6.50%, 06/15/2022	10,650
25,000	7.25%, 09/25/2023	27,351
25,000	OneMain Financial Holdings LLC 6.75%12/15/2019(2)	26,175
	Springleaf Finance Corp.
15,000	5.25%, 12/15/2019	15,619
5,000	6.13%, 05/15/2022	5,250
20,000	7.75%, 10/01/2021	22,425
20,000	8.25%, 12/15/2020	22,450
5,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%06/01/2025(2)	5,185

		452,200

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Electric - 0.5%
$ 25,000	AES Corp. 5.50%03/15/2024	$26,125
25,000	Dominion Energy, Inc. 2.85%08/15/2026	24,137
10,000	Duke Energy Florida LLC 3.40%10/01/2046	9,380
	Dynegy, Inc.
25,000	6.75%, 11/01/2019	25,922
10,000	7.63%, 11/01/2024	9,862
25,000	8.00%, 01/15/2025(2)	24,750
25,000	Fortis, Inc. 3.06%10/04/2026	24,277
25,000	ITC Holdings Corp. 3.25%06/30/2026	24,869
10,000	NRG Energy, Inc. 7.25%05/15/2026	10,575
55,000	SCANA Corp. 4.13%02/01/2022	57,195
25,000	Southern Power Co. 5.15%09/15/2041	26,876
25,000	Southwestern Electric Power Co. 2.75%10/01/2026	24,242
80,000	Texas Competitive Electric Holdings Co. LLC 11.50%10/01/2020(5)(7)(8)(9)	—

		288,210

	Electrical Components & Equipment - 0.1%
10,000	EnerSys 5.00%04/30/2023(2)	10,275
20,000	General Cable Corp. 5.75%10/01/2022	20,500
10,000	WESCO Distribution, Inc. 5.38%12/15/2021	10,300

		41,075

	Entertainment - 0.2%
10,000	Eldorado Resorts, Inc. 6.00%04/01/2025	10,700
35,000	Jacobs Entertainment, Inc. 7.88%02/01/2024(2)	37,975
35,000	Penn National Gaming, Inc. 5.63%01/15/2027(2)	36,050
25,000	Pinnacle Entertainment, Inc. 5.63%05/01/2024(2)	25,937
10,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%08/15/2021(2)	10,200
30,000	Scientific Games International, Inc. 6.63%05/15/2021	30,975

		151,837

	Environmental Control - 0.1%
5,000	CD&R Waterworks Merger Sub LLC 6.13%08/15/2025(2)(4)	5,100
25,000	Clean Harbors, Inc. 5.13%06/01/2021	25,500
5,000	Tervita Escrow Corp. 7.63%12/01/2021(2)	5,075

		35,675

	Food - 0.2%
	Post Holdings, Inc.
30,000	5.00%, 08/15/2026(2)	30,787
20,000	6.00%, 12/15/2022(2)	21,150
	TreeHouse Foods, Inc.
35,000	4.88%, 03/15/2022	36,225

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 15,000	6.00%, 02/15/2024(2)	$16,088

		104,250

	Forest Products & Paper - 0.0%
10,000	Fibria Overseas Finance Ltd. 5.50%01/17/2027	10,400

	Healthcare-Products - 0.3%
	Alere, Inc.
70,000	6.50%, 06/15/2020	71,137
50,000	7.25%, 07/01/2018	50,250
55,000	Sterigenics-Nordion Holdings LLC 6.50%05/15/2023(2)	56,925

		178,312

	Healthcare-Services - 0.7%
	Community Health Systems, Inc.
20,000	5.13%, 08/01/2021	20,125
50,000	6.88%, 02/01/2022	42,875
35,000	7.13%, 07/15/2020	33,731
	Envision Healthcare Corp.
25,000	5.13%, 07/01/2022(2)	25,812
75,000	5.63%, 07/15/2022	77,812
35,000	HCA Healthcare, Inc. 6.25%02/15/2021	38,019
	HCA, Inc.
55,000	5.38%, 02/01/2025	58,575
15,000	6.50%, 02/15/2020	16,387
10,000	7.05%, 12/01/2027	11,263
35,000	7.50%, 11/15/2095	36,006
5,000	MPH Acquisition Holdings LLC 7.13%06/01/2024(2)	5,413
	Tenet Healthcare Corp.
5,000	6.75%, 06/15/2023	4,938
55,000	8.13%, 04/01/2022	59,180

		430,136

	Home Builders - 0.6%
35,000	AV Homes, Inc. 6.63%05/15/2022(2)	36,225
	Beazer Homes USA, Inc.
15,000	6.75%, 03/15/2025	15,806
40,000	8.75%, 03/15/2022	44,643
	KB Home
75,000	7.00%, 12/15/2021	83,906
15,000	7.63%, 05/15/2023	16,875
25,000	Lennar Corp. 4.88%12/15/2023	26,563
50,000	M/I Homes, Inc. 6.75%01/15/2021	52,375
20,000	Toll Brothers Finance Corp. 4.38%04/15/2023	20,875
75,000	William Lyon Homes, Inc. 5.75%04/15/2019	76,125

		373,393

	Household Products - 0.1%
	Revlon Consumer Products Corp.
25,000	5.75%, 02/15/2021	20,750
50,000	6.25%, 08/01/2024	38,000

		58,750

	Housewares - 0.1%
40,000	American Greetings Corp. 7.88%02/15/2025(2)	43,500

	Insurance - 0.2%
50,000	CNA Financial Corp. 3.95%05/15/2024	52,096

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Genworth Holdings, Inc.
$ 25,000	4.90%, 08/15/2023	$20,875
5,000	7.20%, 02/15/2021	4,738
5,000	MGIC Investment Corp. 5.75%08/15/2023	5,450
30,000	USIS Merger Sub, Inc. 6.88%05/01/2025(2)	31,050

		114,209

	Internet - 0.2%
55,000	Netflix, Inc. 5.88%02/15/2025	61,600
	Zayo Group LLC / Zayo Capital, Inc.
30,000	6.00%, 04/01/2023	31,613
30,000	6.38%, 05/15/2025	32,512

		125,725

	Iron/Steel - 0.2%
15,000	Nucor Corp. 4.00%08/01/2023	16,003
5,000	Signode Industrial Group U.S., Inc. 6.38%05/01/2022(2)	5,225
20,000	Steel Dynamics, Inc. 5.13%10/01/2021	20,600
	United States Steel Corp.
5,000	6.88%, 04/01/2021	5,181
15,000	7.38%, 04/01/2020	16,294
5,000	7.50%, 03/15/2022	5,200
25,000	8.38%, 07/01/2021(2)	27,656

		96,159

	IT Services - 0.1%
30,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%12/15/2024(2)	35,100
25,000	Dell, Inc. 5.40%09/10/2040	22,125

		57,225

	Leisure Time - 0.2%
EUR 100,000	Cirsa Funding Luxembourg S.A. 5.88%05/15/2023(5)	124,949

	Lodging - 0.2%
$ 15,000	Boyd Gaming Corp. 6.38%04/01/2026	16,350
50,000	FelCor Lodging L.P. 6.00%06/01/2025	53,750
40,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%11/15/2021(2)	41,700
25,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%05/15/2025(2)	25,000

		136,800

	Machinery - Construction & Mining - 0.1%
35,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%03/15/2024(2)	37,975

	Machinery-Diversified - 0.1%
45,000	Cloud Crane LLC 10.13%08/01/2024(2)	50,625

	Media - 1.9%
15,000	Belo Corp. 7.25%09/15/2027	17,081
25,000	CBS Corp. 3.50%01/15/2025	25,412
	CCO Holdings LLC / CCO Holdings Capital Corp.
40,000	5.13%, 02/15/2023	41,400
15,000	5.13%, 05/01/2023(2)	15,750

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 5,000	5.25%, 09/30/2022	$5,156
20,000	5.75%, 02/15/2026(2)	21,500
85,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%12/15/2021(2)	86,886
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%07/23/2020	103,421
	Clear Channel Worldwide Holdings, Inc.
50,000	6.50%, 11/15/2022	51,813
10,000	7.63%, 03/15/2020	10,075
	Cox Communications, Inc.
15,000	3.35%, 09/15/2026(2)	14,787
25,000	4.50%, 06/30/2043(2)	23,626
65,000	CSC Holdings LLC 5.25%06/01/2024	67,503
	DISH DBS Corp.
50,000	5.88%, 07/15/2022	54,422
70,000	6.75%, 06/01/2021	77,350
25,000	7.88%, 09/01/2019	27,588
35,000	Gray Television, Inc. 5.13%10/15/2024(2)	35,831
60,000	Liberty Interactive LLC 8.25%02/01/2030	65,400
5,000	Sinclair Television Group, Inc. 5.13%02/15/2027(2)	4,950
	TEGNA, Inc.
15,000	4.88%, 09/15/2021(2)	15,431
40,000	6.38%, 10/15/2023	42,350
	Time Warner Cable LLC
25,000	4.50%, 09/15/2042	23,558
75,000	5.00%, 02/01/2020	79,856
40,000	Tribune Media Co. 5.88%07/15/2022	41,900
EUR 72,900	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.75%01/15/2023(5)	90,612
$ 50,000	Univision Communications, Inc. 5.13%02/15/2025(2)	50,125
	Viacom, Inc.
25,000	3.45%, 10/04/2026	24,253
50,000	6.25%, 02/28/2057(1)	51,375

		1,169,411

	Metal Fabricate/Hardware - 0.0%
15,000	Novelis Corp. 5.88%09/30/2026(2)	15,788

	Mining - 0.1%
10,000	Barrick Gold Corp. 5.25%04/01/2042	11,465
5,000	Freeport-McMoRan, Inc. 5.45%03/15/2043	4,600
15,000	Kaiser Aluminum Corp. 5.88%05/15/2024	15,937
15,000	New Gold, Inc. 6.38%05/15/2025(2)	15,563

		47,565

	Miscellaneous Manufacturing - 0.3%
	Bombardier, Inc.
50,000	5.75%, 03/15/2022(2)	50,750
60,000	6.13%, 01/15/2023(2)	61,200
30,000	Carlisle Cos., Inc. 3.75%11/15/2022	30,603
50,000	Ingersoll-Rand Global Holding Co., Ltd. 4.25%06/15/2023	54,355

		196,908

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Office/Business Equipment - 0.0%
$ 20,000	CDW LLC / CDW Finance Corp. 5.50%12/01/2024	$21,900

	Oil & Gas - 2.4%
10,000	Anadarko Petroleum Corp. 4.50%07/15/2044	9,359
30,000	Antero Resources Corp. 5.63%06/01/2023	30,750
40,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%11/15/2022(2)	40,900
50,000	California Resources Corp. 8.00%12/15/2022(2)	31,875
	Concho Resources, Inc.
10,000	5.50%, 10/01/2022	10,313
115,000	5.50%, 04/01/2023	118,737
	Continental Resources, Inc.
20,000	3.80%, 06/01/2024	18,500
50,000	4.90%, 06/01/2044	42,750
10,000	5.00%, 09/15/2022	9,906
40,000	Denbury Resources, Inc. 9.00%05/15/2021(2)	38,100
40,000	Devon Energy Corp. 3.25%05/15/2022	40,397
15,000	Energen Corp. 4.63%09/01/2021	15,187
	Ensco plc
25,000	4.70%, 03/15/2021	24,375
20,000	5.75%, 10/01/2044	13,350
	Hess Corp.
25,000	4.30%, 04/01/2027	24,822
25,000	6.00%, 01/15/2040	26,147
25,000	7.88%, 10/01/2029	30,606
	Laredo Petroleum, Inc.
15,000	5.63%, 01/15/2022	15,169
30,000	6.25%, 03/15/2023	30,937
15,000	7.38%, 05/01/2022	15,544
50,000	Marathon Oil Corp. 2.70%06/01/2020	49,818
30,000	Matador Resources Co. 6.88%04/15/2023	31,800
	MEG Energy Corp.
10,000	6.38%, 01/30/2023(2)	8,375
10,000	6.50%, 01/15/2025(2)	9,675
20,000	7.00%, 03/31/2024(2)	16,450
25,000	Murphy Oil Corp. 4.00%06/01/2022	24,625
	Noble Holding International Ltd.
20,000	6.20%, 08/01/2040	12,200
25,000	7.75%, 01/15/2024	19,896
10,000	PDC Energy, Inc. 6.13%09/15/2024(2)	10,263
	Petrobras Global Finance B.V.
150,000	4.38%, 05/20/2023	145,312
40,000	5.38%, 01/27/2021	41,100
15,000	5.63%, 05/20/2043	12,799
53,000	6.13%, 01/17/2022	55,698
30,000	7.38%, 01/17/2027	32,475
10,000	8.38%, 05/23/2021	11,250
15,000	8.75%, 05/23/2026	17,625
75,000	Petroleos de Venezuela S.A. 6.00%11/15/2026(5)	24,382
	Petroleos Mexicanos
10,000	4.88%, 01/24/2022	10,436
10,000	6.50%, 03/13/2027(2)	11,010
10,000	6.75%, 09/21/2047(2)	10,520
20,000	6.75%, 09/21/2047	21,040

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 30,000	Pioneer Natural Resources Co. 3.95%07/15/2022	$31,602
	QEP Resources, Inc.
35,000	5.25%, 05/01/2023	34,027
5,000	5.38%, 10/01/2022	4,913
	Rice Energy, Inc.
5,000	6.25%, 05/01/2022	5,225
10,000	7.25%, 05/01/2023	10,738
	Rowan Cos., Inc.
65,000	4.88%, 06/01/2022	61,587
10,000	5.85%, 01/15/2044	7,624
10,000	Shell International Finance B.V. 3.75%09/12/2046	9,666
	SM Energy Co.
30,000	5.00%, 01/15/2024	27,900
10,000	6.75%, 09/15/2026	9,950
10,000	Transocean, Inc. 6.80%03/15/2038	7,450
	WPX Energy, Inc.
30,000	5.25%, 09/15/2024	29,550
10,000	6.00%, 01/15/2022	10,275
10,000	8.25%, 08/01/2023	11,000
	YPF S.A.
35,000	8.50%, 07/28/2025(5)	38,860
10,000	8.88%, 12/19/2018(5)	10,717

		1,475,557

	Oil & Gas Services - 0.0%
	Weatherford International Ltd.
5,000	5.95%, 04/15/2042	4,200
15,000	6.50%, 08/01/2036	13,200

		17,400

	Packaging & Containers - 0.6%
EUR 100,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.75%05/15/2024(2)	132,788
$ 15,000	Ball Corp. 4.00%11/15/2023	15,309
50,000	Berry Plastics Corp. 6.00%10/15/2022	53,125
20,000	Flex Acquisition Co., Inc. 6.88%01/15/2025(2)	21,000
	Owens-Brockway Glass Container, Inc.
30,000	5.88%, 08/15/2023(2)	33,244
30,000	6.38%, 08/15/2025(2)	33,825
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
35,000	5.13%, 07/15/2023(2)	36,838
25,000	7.00%, 07/15/2024(2)	27,031
30,000	WestRock MWV LLC 7.38%09/01/2019	33,137

		386,297

	Pharmaceuticals - 0.9%
75,000	Allergan Funding SCS 4.55%03/15/2035	80,386
25,000	Allergan, Inc. 2.80%03/15/2023	24,944
50,000	Cardinal Health, Inc. 3.20%03/15/2023	51,087
125,000	Endo Finance LLC 5.75%01/15/2022(2)	115,437
95,000	Endo Finance LLC / Endo Finco, Inc. 5.38%01/15/2023(2)	81,225
25,000	McKesson Corp. 3.80%03/15/2024	26,311
16,000	PRA Holdings, Inc. 9.50%10/01/2023(2)	17,660

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 10,000	Valeant Pharmaceuticals International 6.38%10/15/2020(2)	$9,725
	Valeant Pharmaceuticals International, Inc.
160,000	5.88%, 05/15/2023(2)	137,600
20,000	6.13%, 04/15/2025(2)	17,025
5,000	7.00%, 03/15/2024(2)	5,325

		566,725

	Pipelines - 0.3%
	Energy Transfer Equity L.P.
5,000	5.50%, 06/01/2027	5,250
40,000	7.50%, 10/15/2020	45,200
25,000	Energy Transfer L.P. 5.20%02/01/2022	27,140
25,000	Kinder Morgan, Inc. 5.05%02/15/2046	25,294
10,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%03/15/2024	10,825
50,000	Williams Cos., Inc. 3.70%01/15/2023	49,484

		163,193

	Real Estate Investment Trusts - 0.2%
75,000	American Tower Corp. 3.40%02/15/2019	76,666
50,000	Brixmor Operating Partnership L.P. 3.85%02/01/2025	49,386
5,000	HCP, Inc. 5.38%02/01/2021	5,473

		131,525

	Retail - 0.4%
15,000	1011778 BC ULC / New Red Finance, Inc. 4.25%05/15/2024(2)	15,085
40,000	CEC Entertainment, Inc. 8.00%02/15/2022	41,900
25,000	CVS Health Corp. 5.13%07/20/2045	28,689
25,000	L Brands, Inc. 6.75%07/01/2036	23,750
25,000	Lithia Motors, Inc. 5.25%08/01/2025(2)	25,750
45,000	Party City Holdings, Inc. 6.13%08/15/2023(2)	47,250
40,000	United Rentals North America Co. 4.88%01/15/2028	40,100

		222,524

	Semiconductors - 0.2%
35,000	Entegris, Inc. 6.00%04/01/2022(2)	36,650
45,000	Micron Technology, Inc. 5.50%02/01/2025	47,742
	Sensata Technologies B.V.
55,000	5.00%, 10/01/2025(2)	57,888
10,000	5.63%, 11/01/2024(2)	10,875

		153,155

	Software - 0.5%
20,000	Camelot Finance S.A. 7.88%10/15/2024(2)	21,750
20,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%03/01/2025(2)	20,675
	Fidelity National Information Services, Inc.
25,000	3.00%, 08/15/2026	24,495
14,000	3.50%, 04/15/2023	14,570
	First Data Corp.

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 15,000	5.38%, 08/15/2023(2)	$15,656
70,000	7.00%, 12/01/2023(2)	75,513
80,000	Infor U.S., Inc. 6.50%05/15/2022	83,300
	Microsoft Corp.
25,000	2.40%, 08/08/2026	24,121
15,000	4.25%, 02/06/2047	16,235
10,000	RP Crown Parent LLC 7.38%10/15/2024(2)	10,450

		306,765

	Telecommunications - 0.6%
25,000	AT&T, Inc. 4.35%06/15/2045	22,650
25,000	Embarq Corp. 8.00%06/01/2036	25,406
25,000	Level 3 Communications, Inc. 5.75%12/01/2022	25,938
35,000	Level 3 Financing, Inc. 5.38%08/15/2022	35,962
	Nokia Oyj
5,000	3.38%, 06/12/2022	5,059
5,000	4.38%, 06/12/2027	5,150
25,000	Qwest Capital Funding, Inc. 6.88%07/15/2028	23,250
	Sprint Capital Corp.
25,000	6.88%, 11/15/2028	27,250
15,000	6.90%, 05/01/2019	15,956
	Sprint Communications, Inc.
25,000	6.00%, 11/15/2022	26,375
17,000	9.00%, 11/15/2018(2)	18,403
	Sprint Corp.
40,000	7.13%, 06/15/2024	43,850
25,000	7.25%, 09/15/2021	27,750
5,000	7.63%, 02/15/2025	5,638
35,000	7.88%, 09/15/2023	39,725
25,000	Telecom Italia Capital S.A. 6.00%09/30/2034	27,650
25,000	Verizon Communications, Inc. 4.13%08/15/2046	22,105

		398,117

	Transportation - 0.3%
10,000	FedEx Corp. 4.55%04/01/2046	10,604
40,000	Hertz Corp. 7.63%06/01/2022(2)	39,600
25,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.38%02/01/2022(2)	25,843
EUR 100,000	Russian Railways via RZD Capital plc 4.60%03/06/2023	133,651

		209,698

	Total Corporate Bonds (cost $11,881,949)	$12,491,236

Foreign Government Obligations - 8.0%
	Argentina - 1.5%
	Argentina Treasury Bill
$ 14,739	2.80%, 11/24/2017	$14,604
14,524	2.81%, 11/10/2017	14,407
33,804	2.82%, 01/26/2018	33,308
162,346	3.08%, 06/15/2018	157,779
84,759	3.15%, 12/15/2017	83,832
48,533	3.15%, 05/24/2018	47,346
85,608	3.32%, 04/27/2018	83,608
	Argentine Republic Government International Bond
EUR 70,000	2.26%, 12/31/2038(3)	50,971

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 150,000	2.50%, 12/31/2038(3)	$97,425
155,000	6.88%, 01/26/2027	159,340
10,000	7.13%, 06/28/2117(2)	9,080
150,000	7.50%, 04/22/2026	161,475

		913,175

	Brazil - 0.3%
BRL 26,948	Brazil Notas do Tesouro Nacional 6.00%08/15/2050(10)	9,446
	Brazilian Government International Bond
$ 60,000	7.13%, 01/20/2037	69,750
75,000	8.25%, 01/20/2034	95,512

		174,708

	Bulgaria - 0.4%
EUR 200,000	Bulgaria Government International Bond 1.88%03/21/2023(5)	251,941

	Colombia - 0.2%
$ 100,000	Colombia Government International Bond 7.38%09/18/2037	129,750

	Croatia - 0.4%
	Croatia Government International Bond
EUR 100,000	3.00%, 03/20/2027	121,487
$ 100,000	6.63%, 07/14/2020(5)	110,550

		232,037

	Dominican Republic - 0.2%
100,000	Dominican Republic International Bond 5.50%01/27/2025(5)	105,250

	Hungary - 0.5%
	Hungary Government International Bond
170,000	5.38%, 02/21/2023	190,582
30,000	5.75%, 11/22/2023	34,575
45,000	6.25%, 01/29/2020	49,050
36,000	6.38%, 03/29/2021	40,564

		314,771

	Indonesia - 0.9%
	Indonesia Government International Bond
EUR 105,000	3.75%, 06/14/2028(5)	137,382
$ 202,000	3.85%, 07/18/2027(2)	203,988
200,000	4.75%, 01/08/2026(5)	215,822

		557,192

	Ivory Coast - 0.3%
199,755	Ivory Coast Government International Bond 5.75%12/31/2032(3)(5)	195,800

	Mexico - 0.7%
	Mexican Bonos
MXN 170,800	6.50%, 06/09/2022	9,495
162,200	8.00%, 12/07/2023	9,684
	Mexico Government International Bond
$ 102,000	4.00%, 10/02/2023	107,406
158,000	4.75%, 03/08/2044	159,896
34,000	5.75%, 10/12/2110	35,853
102,000	6.05%, 01/11/2040	121,074

		443,408

	Morocco - 0.2%
EUR 100,000	Morocco Government International Bond 3.50%06/19/2024(5)	130,272

	Panama - 0.1%
$ 45,000	Panama Government International Bond 9.38%04/01/2029	67,050

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Peru - 0.1%
$ 30,000	Peruvian Government International Bond 8.75%11/21/2033	$46,425

	Romania - 0.1%
	Romanian Government International Bond
EUR 5,000	3.63%, 04/24/2024(5)	6,740
65,000	3.88%, 10/29/2035(5)	80,698

		87,438

	Russia - 0.6%
	Russian Foreign Bond - Eurobond
$ 200,000	4.88%, 09/16/2023(5)	216,016
100,000	5.00%, 04/29/2020(5)	105,897
22,000	12.75%, 06/24/2028(5)	38,605

		360,518

	South Africa - 0.0%
ZAR 340,000	Republic of South Africa Government Bond 6.25%03/31/2036	18,360

	Turkey - 0.9%
	Turkey Government International Bond
$ 100,000	5.63%, 03/30/2021	106,568
257,000	6.88%, 03/17/2036	291,654
65,000	7.00%, 06/05/2020	71,393
50,000	7.38%, 02/05/2025	58,391

		528,006

	Ukraine - 0.3%
	Ukraine Government International Bond
100,000	7.75%, 09/01/2019(5)	103,894
100,000	7.75%, 09/01/2023(5)	101,167

		205,061

	Uruguay - 0.0%
	Uruguay Government International Bond
15,000	7.63%, 03/21/2036	20,520
5,000	8.00%, 11/18/2022	6,107
UYU 80,000	9.88%, 06/20/2022(2)	3,010

		29,637

	Venezuela - 0.3%
	Venezuela Government International Bond
$ 100,000	7.75%, 10/13/2019(5)	42,750
180,000	9.00%, 05/07/2023(5)	70,200
152,000	9.25%, 05/07/2028(5)	58,140

		171,090

	Total Foreign Government Obligations (cost $4,813,297)	$4,961,889

Municipal Bonds - 0.8%
	General - 0.1%
$ 175,000	Puerto Rico Commonwealth Government Employees Retirement System 6.15%07/01/2038	$74,812

	General Obligation - 0.7%
220,000	City of Chicago, IL, GO 7.05%01/01/2029	238,491
200,000	Illinois State, GO 5.10%06/01/2033	200,534

		439,025

	Total Municipal Bonds (cost $472,970)	$513,837

Senior Floating Rate Interests - 20.9%(11)
	Advertising - 0.4%
$ 276,454	Acosta Holdco, Inc. 4.48%09/26/2021	$251,457

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Aerospace/Defense - 0.5%
$ 115,000	MacDonald, Dettwiler and Associates Ltd. 0.00%07/06/2024(12)	$114,976
223,308	TransDigm, Inc. 4.23%06/09/2023	224,331

		339,307

	Biotechnology - 0.2%
103,166	Sterigenics-Nordion Holdings LLC 4.23%05/15/2022	103,123

	Chemicals - 0.6%
161,470	Chemours Co. 3.73%05/12/2022	162,547
105,000	Diamond (BC) B.V. 0.00%07/12/2024(12)	105,087
99,750	MacDermid, Inc. 4.23%06/07/2023	100,231

		367,865

	Coal - 0.6%
354,211	Ascent Resources - Marcellus LLC 5.47%08/04/2020	216,661
179,550	Foresight Energy LLC 7.05%03/28/2022	173,041

		389,702

	Commercial Services - 1.5%
224,487	PSAV Holdings LLC 4.70%04/27/2024	225,890
114,425	Quikrete Holdings, Inc. 3.98%11/15/2023	114,789
133,650	Russell Investment Group 6.97%06/01/2023	135,238
124,688	Team Health Holdings, Inc. 3.98%02/06/2024	124,181
140,000	Tempo Acquisition LLC 4.23%05/01/2024	141,079
199,000	Xerox Business Services LLC 5.23%12/07/2023	201,289

		942,466

	Distribution/Wholesale - 0.6%
113,853	Nexeo Solutions LLC 5.02%06/09/2023	115,324
258,700	Wilsonart LLC 4.80%12/19/2023	260,705

		376,029

	Diversified Financial Services - 0.7%
204,488	EVO Payments International LLC 6.24%12/22/2023	206,406
105,000	Fortress Investment Group LLC 1.38%06/14/2022	106,247
125,000	Telenet Financing USD LLC 3.98%06/30/2025	125,625

		438,278

	Electric - 0.5%
112,728	Calpine Corp. 4.05%05/31/2023	113,087
100,000	Helix Gen Funding LLC 4.96%06/02/2024	100,900
151,215	Seadrill Partners Finco LLC 4.30%02/21/2021	103,330

		317,317

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Electronics - 0.2%
$ 134,663	Oberthur Technologies S.A. 5.05%01/10/2024	$134,284

	Engineering & Construction - 0.2%
150,000	Brand Energy & Infrastructure Services, Inc. 5.51%06/21/2024	151,125

	Food - 0.4%
109,171	Hostess Brands LLC 3.73%08/03/2022	110,087
120,000	Post Holdings, Inc. 3.49%05/24/2024	120,487

		230,574

	Healthcare-Products - 0.5%
197,481	Alere, Inc. 4.49%06/18/2022	197,696
100,000	INC Research LLC 0.00%06/27/2024(12)	100,708

		298,404

	Healthcare-Services - 2.4%
216,008	Catalent Pharma Solutions, Inc. 3.98%05/20/2021	217,397
155,600	CDRH Parent, Inc. 5.32%07/01/2021	123,442
78,265	Community Health Systems, Inc. 4.21%01/27/2021	78,113
287,580	Envision Healthcare Corp. 4.30%12/01/2023	289,199
149,250	inVentiv Health, Inc. 4.95%11/09/2023	149,331
122,745	MPH Acquisition Holdings LLC 4.30%06/07/2023	123,604
134,072	Ortho-Clinical Diagnostics, Inc. 5.05%06/30/2021	134,532
141,377	Surgery Center Holdings, Inc. 4.98%11/03/2020	142,349
216,700	U.S. Renal Care, Inc. 5.55%12/31/2022	212,546

		1,470,513

	Household Products/Wares - 0.1%
90,000	Galleria Co. 4.25%09/29/2023	90,619

	Insurance - 1.1%
236,062	Asurion LLC 4.23%11/03/2023	237,832
449,888	Sedgwick Claims Management Services, Inc. 3.98%03/01/2021	450,612

		688,444

	Internet - 0.2%
141,544	Lands’ End, Inc. 4.48%04/04/2021	117,482

	Leisure Time - 0.1%
60,000	Delta 2 (LUX) S.a.r.l. 8.00%07/29/2022	60,064

	Lodging - 0.2%
113,970	Boyd Gaming Corp. 3.69%09/15/2023	114,409

	Machinery-Construction & Mining - 1.1%
596,882	American Rock Salt Holdings LLC 4.98%05/20/2021	596,882

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 100,831	Neff Rental LLC 7.66%06/09/2021	$101,251

		698,133

	Machinery-Diversified - 0.3%
168,933	Gardner Denver, Inc. 4.55%07/30/2020	169,707

	Media - 0.6%
108,011	CSC Holdings LLC 3.48%07/17/2025	107,767
5,367	Mission Broadcasting, Inc. 3.74%01/17/2024	5,412
43,904	Nexstar Broadcasting, Inc. 3.74%01/17/2024	44,269
220,000	Virgin Media Bristol LLC 3.98%01/31/2025	221,074

		378,522

	Miscellaneous Manufacturing - 0.7%
400,267	Sram LLC 4.79%03/15/2024	404,270

	Oil & Gas - 0.6%
115,000	California Resources Corp. 11.60%12/31/2021	123,683
100,000	Chesapeake Energy Corp. 8.69%08/23/2021	107,275
185,250	Drillships Ocean Ventures, Inc. 7.75%07/25/2021	163,205

		394,163

	Oil & Gas Services - 0.5%
333,790	Pacific Drilling S.A. 4.75%06/03/2018	125,448
423,855	Paragon Offshore Finance Co. 6.00%07/18/2021	159,476

		284,924

	Packaging & Containers - 0.8%
164,588	Flex Acquisition Co., Inc. 4.55%12/29/2023	165,469
309,765	Reynolds Group Holdings, Inc. 4.23%02/05/2023	311,048

		476,517

	Pharmaceuticals - 0.5%
150,000	Endo Luxembourg Finance Co. I S.a r.l. 5.50%04/29/2024	152,250
167,959	Valeant Pharmaceuticals International, Inc. 5.98%04/01/2022	171,069

		323,319

	Real Estate - 0.5%
295,240	DTZ U.S. Borrower LLC 4.49%11/04/2021	296,717

	REITS - 0.2%
103,688	MGM Growth Properties Operating Partnership L.P. 3.48%04/25/2023	104,064

	Retail - 0.7%
150,000	Bass Pro Group LLC 6.30%12/16/2023	146,094
275,000	Rite Aid Corp. 5.12%06/21/2021	276,031

		422,125

	Software - 1.9%
200,000	Almonde, Inc. 4.74%06/13/2024	201,556

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 149,625	Change Healthcare Holdings, Inc. 3.98%03/01/2024	$150,448
	First Data Corp.
105,362	3.48%, 07/08/2022	105,644
313,657	3.73%, 04/26/2024	315,338
415,800	WEX, Inc. 3.98%06/30/2023	420,075

		1,193,061

	Telecommunications - 1.0%
125,000	Level 3 Financing, Inc. 3.48%02/22/2024	125,489
97,959	LTS Buyer LLC 4.55%04/13/2020	98,302
224,438	Sprint Communications, Inc. 3.75%02/02/2024	225,167
149,195	Univision Communications, Inc. 3.98%03/15/2024	148,594

		597,552

	Transportation - 0.2%
128,228	Kenan Advantage Group, Inc. 4.23%07/31/2022	128,260

	Trucking & Leasing - 0.3%
155,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.98%03/20/2022	154,879

	Total Senior Floating Rate Interests (cost $13,556,862)	$12,907,675

Equity Linked Securities - 10.8%
	Banks - 10.8%
$ 3,691	Celegen Corp. (Barclays Bank plc) 12.00%10/25/2017(2)	$504,265
3,237	Cummins, Inc.(Barclays Bank plc) 12.00%08/23/2017(2)	516,528
5,925	Eastman Chemical Co. (Merrill Lynch International Co. C.V.) 12.00%10/25/2017(2)	499,359
3,068	Facebook, Inc., Class A (Barclays Bank plc) 12.00%10/25/2017(2)	499,900
6,070	HCA Holdings, Inc., (Sociate Generale S.A.) 12.00%09/20/2017(2)	494,003
29,081	HP Inc., (Societe Generale S.A.) 12.00%09/20/2017(2)	533,381
8,787	Las Vegas Sands, Corp (BNP Paribas Arbitrage Issuance B.V.) 12.00%08/23/2017(2)	528,187
6,155	LyondellBasell Industrial, Class A (HSBC Bank plc) 12.00%08/23/2017(2)	533,208
4,897	Manpower Group, Inc. (Barclays Bank plc) 12.00%08/23/2017(2)	518,886
4,761	Packaging Corp. of America (Societe Generale S.A.) 12.00%09/20/2017(2)	513,748
9,756	Paypal Holdings (HSBC Bank plc) 12.00%09/20/2017(2)	530,531
4,559	Prudential Financial, Inc. (Merrill Lynch International Co. C.V.) 12.00%10/25/2017(2)	514,802
5,761	Western Digital Corp. (BNP Paribas Arbitrage Issuance B.V.) 12.00%08/23/2017(2)	491,471

		6,678,269

	Total Equity Linked Securities (cost $6,560,919)	$6,678,269

U.S. Government Agencies - 1.4%
	FHLMC - 0.4%
$ 250,000	FHLMC 4.68%10/25/2029(1)	$269,275

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	FNMA - 1.0%
$ 600,000	FNMA 3.50%08/01/2047(13)	$617,719

	Total U.S. Government Agencies (cost $864,458)	$886,994

Common Stocks - 20.5%
	Automobiles & Components - 1.1%
11,721	Ford Motor Co.	$131,510
1,369	General Motors Co.	49,257
38,997	Hota Industrial Manufacturing Co., Ltd.	178,482
11,977	Nissan Motor Co., Ltd.	118,923
28,566	Superalloy Industrial Co., Ltd.	122,984
53,287	Xinyi Glass Holdings Ltd.*	55,061

		656,217

	Banks - 1.0%
188,453	Agricultural Bank of China Ltd. Class H	87,903
9,763	Bank Hapoalim BM	67,626
3,467	Credit Agricole S.A.	60,854
840	Danske Bank A/S	34,018
32,674	Dubai Islamic Bank PJSC	54,049
8,911	Kiatnakin Bank PCL	17,875
9,514	Malayan Banking Bhd	21,199
18,842	MGIC Investment Corp.*	219,886
1,162	National Bank of Canada	52,333

		615,743

	Capital Goods - 1.2%
1,251	ACS Actividades de Construccion y Servicios S.A.	47,891
4,728	Altra Industrial Motion Corp.	210,632
560	Asahi Glass Co., Ltd.	23,570
8,378	ITOCHU Corp.	131,380
2,986	Marubeni Corp.	19,787
1,082	Mitsubishi Corp.	23,492
9,714	Mitsui & Co., Ltd.	141,249
12,722	Sumitomo Corp.	171,961

		769,962

	Commercial & Professional Services - 0.3%
14,901	Dai Nippon Printing Co., Ltd.	164,360

	Consumer Durables & Apparel - 0.0%
460	Berkeley Group Holdings plc	21,215

	Consumer Services - 0.4%
1,620	Darden Restaurants, Inc.	135,886
1,802	H&R Block, Inc.	54,961
3,136	TUI AG	49,290

		240,137

	Diversified Financials - 0.7%
995	AGNC Investment Corp. REIT	21,074
18,198	Annaly Capital Management, Inc. REIT	218,922
9,843	Chimera Investment Corp. REIT	185,245
2,993	Two Harbors Investment Corp. REIT	29,601

		454,842

	Energy - 0.7%
12,143	Hindustan Petroleum Corp. Ltd.	72,508
15,759	Repsol S.A.	263,930
38,737	Star Petroleum Refining PCL	17,927
8,757	Thai Oil PCL	22,566
838	Valero Energy Corp.	57,797

		434,728

	Food & Staples Retailing - 0.5%
635	Casino Guichard Perrachon S.A.	38,729

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

3,249	Wal-Mart Stores, Inc.	$259,888

		298,617

	Food, Beverage & Tobacco - 0.4%
10,106	Marine Harvest ASA*	188,411
45,204	WH Group Ltd.(2)	42,385

		230,796

	Health Care Equipment & Services - 0.1%
215	UnitedHealth Group, Inc.	41,239

	Insurance - 1.1%
466	Baloise Holding AG	74,870
3,856	CNA Financial Corp.	200,319
8,268	CNP Assurances	199,603
3,101	NN Group N.V.	125,696
3,124	Old Republic International Corp.	61,293
391	Prudential Financial, Inc.	44,273

		706,054

	Materials - 0.5%
17,054	CSR Ltd.	53,511
509	Domtar Corp.	19,882
768	LyondellBasell Industries N.V. Class A	69,189
16,058	PTT Global Chemical PCL	34,865
4,827	Severstal PJSC GDR	66,337
11,844	Vedanta Ltd.	51,651

		295,435

	Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
473	AbbVie, Inc.	33,067
349	Amgen, Inc.	60,904
1,655	Daiichi Sankyo Co., Ltd.	36,094
792	Gilead Sciences, Inc.	60,263
1,869	Johnson & Johnson	248,054
887	Merck & Co., Inc.	56,662
4,233	Pfizer, Inc.	140,366
907	Sanofi	86,427

		721,837

	Real Estate - 1.5%
1,754	Apple Hospitality, Inc. REIT	32,379
28,832	Ascendas REIT	57,399
3,635	Barwa Real Estate Co.	33,365
62,657	Guangzhou R&F Properties Co., Ltd. Class H	111,868
8,866	Henderson Land Development Co., Ltd.	51,243
3,679	Hospitality Properties Trust REIT	106,912
11,404	Kerry Properties Ltd.	39,963
87,781	New World Development Co., Ltd.	118,544
4,971	Omega Healthcare Investors, Inc. REIT	157,034
2,774	Sun Hung Kai Properties Ltd.	42,920
7,717	Swire Properties Ltd.	26,658
14,223	Wharf Holdings Ltd.	120,890
7,465	Wheelock & Co., Ltd.	56,252

		955,427

	Retailing - 0.3%
16,943	Harvey Norman Holdings Ltd.	59,242
2,418	Target Corp.	137,028

		196,270

	Semiconductors & Semiconductor Equipment - 0.7%
5,664	Intel Corp.	200,902
16,019	Radiant Opto-Electronics Corp.	38,054
32,250	Taiwan Semiconductor Manufacturing Co., Ltd.	227,972

		466,928

	Software & Services - 1.9%
1,835	Alibaba Group Holding Ltd. ADR*	284,333

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

1,049	IBM Corp.	$151,759
506	Mixi, Inc.	27,810
237	NAVER Corp.	170,172
853	NetEase, Inc. ADR	265,522
6,806	Tencent Holdings Ltd.	271,654

		1,171,250

	Technology Hardware & Equipment - 3.0%
22,580	Advantech Co., Ltd.	170,806
7,326	Asustek Computer, Inc.	68,134
24,489	Catcher Technology Co., Ltd.	281,450
49,777	Compal Electronics, Inc.	33,059
7,797	Hon Hai Precision Industry Co., Ltd.	30,323
1,601	Largan Precision Co., Ltd.	292,117
11,399	Pegatron Corp.	37,178
128,862	Primax Electronics Ltd.	281,455
1,523	Seagate Technology plc	50,198
860,843	Tongda Group Holdings Ltd.	249,714
3,258	Venture Corp. Ltd.	31,650
89,152	Yageo Corp.	339,519

		1,865,603

	Telecommunication Services - 1.7%
6,626	AT&T, Inc.	258,414
53,252	Bezeq The Israeli Telecommunication Corp. Ltd.	79,027
9,994	CenturyLink, Inc.	232,560
109,756	HKT Trust & HKT Ltd. UNIT	143,891
13,670	Intouch Holdings PCL NVDR	24,540
10,686	MegaFon PJSC GDR	102,577
651	Nippon Telegraph & Telephone Corp.	31,859
1,227	Ooredoo QSC	32,286
43,835	PCCW Ltd.	24,652
559	Proximus S.A.	19,657
7,620	Spark New Zealand Ltd.	21,463
18,773	Telia Co., AB	88,249
5,833	Telstra Corp. Ltd.	19,136

		1,078,311

	Transportation - 0.3%
27,262	Air New Zealand Ltd.	68,634
1,517	bpost S.A.	41,530
103,348	Hutchison Port Holdings Trust UNIT	49,059

		159,223

	Utilities - 1.9%
1,477	Avangrid, Inc.	67,085
7,522	CenterPoint Energy, Inc.	212,045
6,178	CEZ AS	112,086
50,227	China Power International Development Ltd.	17,217
41,613	China Resources Power Holdings Co., Ltd.	79,237
3,235	Entergy Corp.	248,189
3,655	FirstEnergy Corp.	116,631
49,137	HK Electric Investments & HK Electric Investments Ltd. UNIT(2)	46,600
444	Innogy SE(2)	18,648
632	Korea Electric Power Corp.	25,197
1,711	Public Service Enterprise Group, Inc.	76,944
6,878	Transmissora Alianca de Energia Eletrica S.A. UNIT	51,215
1,370	Vistra Energy Corp.	22,509
1,290	Xcel Energy, Inc.	61,030

		1,154,633

	Total Common Stocks (cost $11,004,485)	$12,698,827

Convertible Bonds - 3.7%
	Biotechnology - 0.2%
$ 132,000	Illumina, Inc. 0.50%06/15/2021	$141,322

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Commercial Services - 0.2%
$ 152,000	Cardtronics, Inc. 1.00%12/01/2020	$144,970

	Diversified Financial Services - 0.1%
20,000	Blackhawk Network Holdings, Inc. 1.50%01/15/2022(2)	22,438

	Healthcare-Products - 0.2%
88,000	Hologic, Inc. 0.00%12/15/2043(14)	109,945

	Home Builders - 0.2%
110,000	Toll Brothers Finance Corp. 0.50%09/15/2032	109,794

	Internet - 0.6%
	Priceline Group, Inc.
121,000	0.35%, 06/15/2020	190,121
20,000	0.90%, 09/15/2021	23,812
165,000	WebMD Health Corp. 2.63%06/15/2023	164,794

		378,727

	Media - 0.3%
158,000	DISH Network Corp. 3.38%08/15/2026(2)	196,315
10,000	Liberty Media Corp-Liberty Formula One 1.00%01/30/2023(2)	11,300

		207,615

	Oil & Gas - 0.2%
20,000	Cobalt International Energy, Inc. 2.63%12/01/2019	5,813
135,000	PDC Energy, Inc. 1.13%09/15/2021	126,984

		132,797

	Pharmaceuticals - 0.4%
132,000	Ironwood Pharmaceuticals, Inc. 2.25%06/15/2022	169,620
55,000	Teva Pharmaceutical Finance Co. LLC 0.25%02/01/2026	58,850

		228,470

	Semiconductors - 0.5%
	Microchip Technology, Inc.
64,000	1.63%, 02/15/2027(2)	70,880
77,000	1.63%, 02/15/2025	120,312
89,000	2.25%, 02/15/2037(2)	97,233

		288,425

	Software - 0.8%
165,000	Envestnet, Inc. 1.75%12/15/2019	160,978
175,000	ServiceNow, Inc. 0.00%06/01/2022(2)(14)	182,438
132,000	Workday, Inc. 0.75%07/15/2018	169,125

		512,541

	Total Convertible Bonds (cost $2,169,853)	$2,277,044

Preferred Stocks - 0.0%
	Diversified Financials - 0.0%
250	GMAC Capital Trust Series 2 6.97%(1)	$6,638

	Total Preferred Stocks (cost $6,567)	$6,638

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Total Long-Term Investments (cost $54,744,609)		$56,862,544
Short-Term Investments - 3.6%
	Foreign Government Obligations - 0.6%
JPY 40,350,000	Japan Treasury Discount Bill 0.01%10/10/2017(15)		$366,072

	Other Investment Pools & Funds - 3.0%
1,877,741	Morgan Stanley Institutional Liquidity Funds, Institutional Class		1,877,741

	Total Short-Term Investments (cost $2,232,078)		$2,243,813

	Total Investments Excluding Purchased Options (cost $56,976,687)	95.5%	$59,106,357
	Total Purchased Options (cost $281,031)	0.5%	$312,117

	Total Investments (cost $57,257,718)^	96.0%	$59,418,474
	Other Assets and Liabilities	4.0%	2,482,438

	Total Net Assets	100.0%	$61,900,912

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$3,651,423
Unrealized Depreciation	(1,490,667)

Net Unrealized Appreciation	$2,160,756

*	Non-income producing.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $11,999,018, which represented 19.4% of total net assets.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $55,000 at July 31, 2017.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $3,582,665, which represented 5.8% of total net assets.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Period Acquired	Shares/ Par	Security	Cost Basis
06/2015	$80,000	Texas Competitive Electric Holdings Co. LLC	$—

At July 31, 2017, the aggregate value of these securities was $0, which represents 0.0% of total net assets.

(9)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2017.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	Represents or includes a TBA transaction.
(14)	Security is a zero-coupon bond.
(15)	The rate shown represents current yield to maturity.

Exchange Traded Option Contracts Outstanding at July 31, 2017

Description	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Energy Select Sector SPDR ETF	67.00 USD	09/15/17	USD	1,011	$123,342	$92,045	$31,297
S&P 500 index	2,450.00 USD	08/18/17	USD	51	154,020	150,713	3,307
iShares MSCI EAFE ETF	68.00 USD	09/15/17	USD	993	34,755	38,273	(3,518)

Total Calls				2,055	$312,117	$281,031	$31,086

Total purchased option contracts				2,055	$312,117	$281,031	$31,086

Written option contracts:
Calls
Energy Select Sector SPDR ETF	70.00 USD	09/15/17	USD	(1,011)	$(25,275)	$(22,198)	$(3,077)

Total written option contracts				(1,011)	$(25,275)	$(22,198)	$(3,077)

Futures Contracts Outstanding at July 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
FTSE 100 Index Future	35	09/15/2017	$3,443,337	$3,375,686	$(67,651)
SGX Nifty 50 Index Future	207	08/31/2017	4,155,784	4,183,884	28,100
U.S. 10-Year Ultra Future	1	09/20/2017	135,080	135,047	(33)
U.S. Treasury 5-Year Note Future	20	09/29/2017	2,362,641	2,362,969	328
U.S. Treasury Long Bond Future	4	09/20/2017	610,851	611,875	1,024
U.S. Ultra Bond Future	9	09/20/2017	1,470,329	1,480,500	10,171

Total					$(28,061)

Short position contracts:
Euro-BOBL Future	5	09/07/2017	$786,179	$781,663	$4,516
Euro-Bund Future	2	09/07/2017	386,461	383,433	3,028
FTSE 250 Index Future	67	09/15/2017	3,475,594	3,476,589	(995)
Long Gilt Future	6	09/27/2017	1,009,271	997,625	11,646
MSCI Taiwan Index Future	56	08/30/2017	2,205,126	2,184,000	21,126
Mini MSCI EAFE Index Future	41	09/15/2017	$3,896,357	$3,974,745	$(78,388)
Mini MSCI Emerging Markets Index future	18	09/15/2017	907,481	958,050	(50,569)
S&P 500 (E-Mini) Future	74	09/15/2017	8,984,741	9,131,600	(146,859)

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

U.S. Treasury 10-Year Note Future	70	09/20/2017	8,803,280	8,812,344	(9,064)
U.S. Treasury 2-Year Note Future	16	09/29/2017	3,456,299	3,461,500	(5,201)

Total					$(250,760)

Total futures contracts					$(278,821)

TBA Sale Commitments Outstanding at July 31, 2017

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 3.50%	$800,000	08/01/2047	$(823,625)	$(5,000)

Total (proceeds $818,625)			$(823,625)	$(5,000)

At July 31, 2017, the aggregate market value of TBA Sale Commitments represents (1.3)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	JPM	USD	4,938	(0.18%)	07/25/45	$106	$—	$92	$(14)
ABX.HE.AAA.07	MSC	USD	245,921	(0.09%)	08/25/37	58,139	—	23,666	(34,473)
CMBX.NA.A.7	JPM	USD	80,000	(2.00%)	01/17/47	3,059	—	1,254	(1,805)
CMBX.NA.A.9	MSC	USD	40,000	(2.00%)	09/17/58	1,396	—	1,056	(340)
CMBX.NA.A.9	DEUT	USD	35,000	(2.00%)	09/17/58	1,761	—	922	(839)
CMBX.NA.A.9	MSC	USD	50,000	(2.00%)	09/17/58	2,202	—	1,320	(882)
CMBX.NA.AA.7	CSI	USD	30,000	(1.50%)	01/17/47	925	—	(144)	(1,069)
CMBX.NA.AA.7	MSC	USD	70,000	(1.50%)	01/17/47	811	—	(332)	(1,143)
CMBX.NA.AA.7	CSI	USD	85,000	(1.50%)	01/17/47	2,620	—	(408)	(3,028)
CMBX.NA.AA.7	CSI	USD	90,000	(1.50%)	01/17/47	2,774	—	(432)	(3,206)
CMBX.NA.AA.7	CSI	USD	100,000	(1.50%)	01/17/47	3,082	—	(480)	(3,562)
CMBX.NA.AA.8	MSC	USD	35,000	(1.50%)	10/17/57	1,398	—	464	(934)
CMBX.NA.AAA.6	JPM	USD	19,824	(0.50%)	05/11/63	—	(74)	(92)	(18)
CMBX.NA.AAA.6	GSC	USD	152,642	(0.50%)	05/11/63	—	(144)	(705)	(561)
CMBX.NA.AJ.4	JPM	USD	30,095	(0.96%)	02/17/51	7,310	—	4,170	(3,140)
CMBX.NA.AS.7	GSC	USD	265,000	(1.00%)	01/17/47	7,390	—	(2,108)	(9,498)
CMBX.NA.AS.8	DEUT	USD	30,000	(1.00%)	10/17/57	2,179	—	(88)	(2,267)
CMBX.NA.BB.8	CSI	USD	50,000	(5.00%)	10/17/57	11,674	—	12,087	413
CMBX.NA.BB.8	JPM	USD	25,000	(5.00%)	10/17/57	5,837	—	6,043	206
CMBX.NA.BB.8	CSI	USD	25,000	(5.00%)	10/17/57	5,891	—	6,044	153
CMBX.NA.BB.8	CSI	USD	25,000	(5.00%)	10/17/57	5,990	—	6,043	53
CMBX.NA.BB.8	JPM	USD	25,000	(5.00%)	10/17/57	5,990	—	6,043	53
CMBX.NA.BB.8	GSC	USD	20,000	(5.00%)	10/17/57	4,867	—	4,834	(33)
CMBX.NA.BB.8	GSC	USD	25,000	(5.00%)	10/17/57	6,131	—	6,043	(88)
CMBX.NA.BB.9	CSI	USD	115,000	(5.00%)	09/17/58	24,004	—	20,042	(3,962)
CMBX.NA.BB.9	MSC	USD	986,000	(5.00%)	09/17/58	222,865	—	171,698	(51,167)
CMBX.NA.BBB.10	MSC	USD	35,000	(3.00%)	11/17/59	2,279	—	3,614	1,335
CMBX.NA.BBB.10	MSC	USD	50,000	(3.00%)	11/17/59	3,890	—	5,163	1,273
CMBX.NA.BBB.10	MSC	USD	40,000	(3.00%)	11/17/59	3,915	—	4,130	215
CMBX.NA.BBB.7	GSC	USD	25,000	(3.00%)	01/17/47	2,128	—	2,201	73
CMBX.NA.BBB.7	MSC	USD	60,000	(3.00%)	01/17/47	6,088	—	5,281	(807)
CMBX.NA.BBB.7	CSI	USD	150,000	(3.00%)	01/17/47	14,375	—	13,203	(1,172)
CMBX.NA.BBB.7	CSI	USD	160,000	(3.00%)	01/17/47	15,333	—	14,083	(1,250)
CMBX.NA.BBB.7	DEUT	USD	25,000	(3.00%)	01/17/47	1,802	—	2,201	399
CMBX.NA.BBB.7	GSC	USD	15,000	(3.00%)	01/17/47	1,029	—	1,320	291
CMBX.NA.BBB.7	MSC	USD	35,000	(3.00%)	01/17/47	2,862	—	3,080	218
CMBX.NA.BBB.7	DEUT	USD	25,000	(3.00%)	01/17/47	2,351	—	2,201	(150)
CMBX.NA.BBB.7	MSC	USD	425,000	(3.00%)	01/17/47	40,733	—	37,409	(3,324)
CMBX.NA.BBB.9	MSC	USD	15,000	(3.00%)	09/17/58	$1,629	—	$1,707	$78
CMBX.NA.BBB.9	MSC	USD	45,000	(3.00%)	09/17/58	5,345	—	5,113	(232)
CMBX.NA.BBB.9	MSC	USD	145,000	(0.50%)	09/17/58	1,813	—	1,212	(601)
CMBX.NA.BBB.9	DEUT	USD	100,000	(3.00%)	09/17/58	12,203	—	11,379	(824)
CMBX.NA.BBB.9	JPM	USD	110,000	(3.00%)	09/17/58	13,659	—	12,517	(1,142)

Total						$519,835	$(218)	$392,846	$(126,771)

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Sell protection:
CMBX.NA.AJ.4	MLI	USD	30,095	0.96%	02/17/51	$—	$(5,192)	$(4,172)	$1,020
CMBX.NA.BB.6	CSI	USD	115,000	5.00%	05/11/63	—	(24,026)	(21,714)	2,312
CMBX.NA.BB.6	CSI	USD	70,000	5.00%	05/11/63	—	(14,115)	(13,217)	898
CMBX.NA.BB.6	CSI	USD	40,000	5.00%	05/11/63	—	(7,843)	(7,542)	301
CMBX.NA.BB.6	CSI	USD	47,000	5.00%	05/11/63	—	(8,589)	(8,862)	(273)
CMBX.NA.BB.6	CSI	USD	20,000	5.00%	05/11/63	—	(3,367)	(3,776)	(409)
CMBX.NA.BB.6	GSC	USD	25,000	5.00%	05/11/63	—	(4,236)	(4,720)	(484)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	—	(15,533)	(16,026)	(493)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	—	(15,533)	(16,026)	(493)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	—	(15,533)	(16,026)	(493)
CMBX.NA.BB.6	CSI	USD	40,000	5.00%	05/11/63	—	(7,024)	(7,541)	(517)
CMBX.NA.BB.6	CSI	USD	90,000	5.00%	05/11/63	—	(16,447)	(16,969)	(522)
CMBX.NA.BB.6	MSC	USD	25,000	5.00%	05/11/63	—	(4,125)	(4,721)	(596)
CMBX.NA.BB.6	JPM	USD	25,000	5.00%	05/11/63	—	(4,049)	(4,721)	(672)
CMBX.NA.BB.6	MSC	USD	170,000	5.00%	05/11/63	—	(31,068)	(32,052)	(984)
CMBX.NA.BB.6	GSC	USD	20,000	5.00%	05/11/63	—	(2,633)	(3,774)	(1,141)
CMBX.NA.BB.6	CSI	USD	50,000	5.00%	05/11/63	—	(7,377)	(9,441)	(2,064)
CMBX.NA.BB.6	GSC	USD	80,000	5.00%	05/11/63	—	(8,692)	(15,083)	(6,391)
CMBX.NA.BB.8	MSC	USD	306,000	5.00%	10/17/57	—	(85,038)	(73,883)	11,155
CMBX.NA.BB.8	MSC	USD	60,000	5.00%	10/17/57	—	(17,143)	(14,486)	2,657
CMBX.NA.BB.8	MSC	USD	50,000	5.00%	10/17/57	—	(14,265)	(12,072)	2,193
CMBX.NA.BB.8	GSC	USD	60,000	5.00%	10/17/57	—	(16,598)	(14,487)	2,111
CMBX.NA.BB.8	GSC	USD	5,000	5.00%	10/17/57	—	(1,645)	(1,208)	437
CMBX.NA.BB.8	GSC	USD	125,000	5.00%	10/17/57	—	(25,699)	(30,181)	(4,482)
CMBX.NA.BB.8	MLI	USD	115,000	5.00%	10/17/57	—	(10,316)	(27,767)	(17,451)
CMBX.NA.BB.8	GSC	USD	110,000	5.00%	10/17/57	—	(5,582)	(26,559)	(20,977)
CMBX.NA.BB.9	CSI	USD	270,000	5.00%	09/17/58	—	(72,702)	(46,979)	25,723
CMBX.NA.BB.9	GSC	USD	275,000	5.00%	09/17/58	—	(73,532)	(47,849)	25,683
CMBX.NA.BB.9	CSI	USD	270,000	5.00%	09/17/58	—	(71,938)	(46,979)	24,959
CMBX.NA.BB.9	GSC	USD	171,000	5.00%	09/17/58	—	(46,825)	(29,753)	17,072
CMBX.NA.BB.9	GSC	USD	35,000	5.00%	09/17/58	—	(9,557)	(6,090)	3,467
CMBX.NA.BB.9	JPM	USD	20,000	5.00%	09/17/58	—	(5,369)	(3,480)	1,889
CMBX.NA.BB.9	MLI	USD	15,000	5.00%	09/17/58	—	(4,138)	(2,610)	1,528
CMBX.NA.BB.9	GSC	USD	15,000	5.00%	09/17/58	—	(4,096)	(2,610)	1,486
CMBX.NA.BB.9	GSC	USD	15,000	5.00%	09/17/58	—	(4,060)	(2,610)	1,450
CMBX.NA.BB.9	MLI	USD	15,000	5.00%	09/17/58	—	(4,026)	(2,609)	1,417
PrimeX.ARM.2	JPM	USD	220,751	4.58%	12/25/37	9,078	—	2,255	(6,823)

Total						$9,078	$(667,911)	$(596,340)	$62,493

Total traded indices						$528,913	$(668,129)	$(203,494)	$(64,278)

Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey	BCLY	USD	59,000	1.00%/1.81%	06/20/22	$—	$(2,484)	$(2,111)	$373
Republic of Turkey	MSC	USD	35,000	1.00%/1.81%	06/20/22	—	(1,585)	(1,253)	332
United Mexican States	BOA	USD	61,000	1.00%/1.02%	06/20/22	—	(501)	—	501
United Mexican States	MSC	USD	30,000	1.00%/1.02%	06/20/22	—	(212)	—	212

Total						$—	$(4,782)	$(3,364)	$1,418

Total single-name issues						$—	$(4,782)	$(3,364)	$1,418

Total OTC contracts						$528,913	$(672,911)	$(206,858)	$(62,860)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	655,000	(1.00%)	06/20/22	$(27,408)	$(25,337)	$2,071
CDX.NA.HY.28	USD	777,000	(5.00%)	06/20/22	58,504	62,002	3,498
CDX.NA.HY.28	USD	1,900,000	(5.00%)	06/20/22	(129,616)	(151,434)	(21,818)
CDX.NA.IG.28	USD	1,010,000	(1.00%)	06/20/22	(15,686)	(20,941)	(5,255)
ITRAXX.EUR.27	EUR	4,765,000	(1.00%)	06/20/22	59,638	134,815	75,177
ITRAXX.XOV.27	EUR	4,562,000	(5.00%)	06/20/22	(453,102)	(658,195)	(205,093)

Total					$(507,670)	$(659,090)	$(151,420)

Total					$(507,670)	$(659,090)	$(151,420)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.90% Fixed	CPURNSA	USD	1,731,000	07/15/24	$—	$—	$25,313	$25,313

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	2.12% Fixed	USD	270,000	06/07/27	$—	$—	$2,414	$2,414
3M USD LIBOR	2.12% Fixed	USD	275,000	06/07/27	—	—	2,383	2,383
3M USD LIBOR	2.12% Fixed	USD	240,000	06/07/27	—	—	2,234	2,234
3M USD LIBOR	2.12% Fixed	USD	245,000	06/07/27	—	—	2,179	2,179

Total					$—	$—	$9,210	$9,210

OTC Total Return Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
GS Client REIT	GSC	USD	3,609,755	1M LIBOR - 0.30%	01/31/18	$—	$—	$—	$0
GS Client REIT	GSC	USD	3,898,883	(1M LIBOR + 0.40%)	01/31/18	—	—	—	0
Russell 1000 Growth Index	BOA	USD	4,667,952	1M LIBOR + 0.30%	05/31/18	—	—	—	0
Russell 1000 Value Index	BOA	USD	4,679,082	(1M LIBOR + 0.31%)	05/31/18	—	—	—	0

Total						$—	$—	$—	$0

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
BRL	Buy	09/05/17	GSC	$79,896	$82,461	$2,565
BRL	Buy	09/05/17	GSC	1,242	1,274	32
BRL	Sell	09/05/17	BCLY	9,001	9,552	(551)
BRL	Sell	09/05/17	GSC	79,461	83,735	(4,274)
CHF	Sell	08/31/17	BCLY	644,545	636,296	8,249
CNH	Buy	09/20/17	GSC	394,000	399,220	5,220

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

CNH	Buy	09/20/17	SCB	18,929	19,124	195
CNH	Sell	09/20/17	UBS	197,000	199,032	(2,032)
CNH	Sell	09/20/17	UBS	197,000	199,791	(2,791)
EGP	Buy	10/30/17	CBK	18,488	18,458	(30)
EGP	Buy	03/06/18	GSC	3,263	3,241	(22)
EGP	Buy	03/06/18	GSC	4,063	4,025	(38)
EGP	Buy	03/06/18	CBK	9,111	8,836	(275)
EGP	Buy	03/29/18	CBK	21,905	22,316	411
EGP	Sell	03/06/18	GSC	15,852	16,102	(250)
EGP	Sell	03/29/18	GSC	22,006	22,316	(310)
EUR	Buy	08/31/17	DEUT	260,888	265,637	4,749
EUR	Buy	09/07/17	BOA	124,283	124,562	279
EUR	Buy	09/20/17	SSG	236,289	249,289	13,000
EUR	Buy	09/20/17	NAB	57,294	59,355	2,061
EUR	Buy	09/20/17	MSC	5,777	5,935	158
EUR	Sell	08/08/17	MSC	235,759	243,966	(8,207)
EUR	Sell	08/08/17	BCLY	234,156	242,782	(8,626)
EUR	Sell	08/31/17	DEUT	476,354	485,025	(8,671)
EUR	Sell	09/20/17	MSC	5,729	5,935	(206)
EUR	Sell	09/20/17	BOA	259,383	259,974	(591)
EUR	Sell	09/20/17	HSBC	56,247	59,355	(3,108)
EUR	Sell	09/20/17	BCLY	861,562	911,687	(50,125)
GBP	Sell	08/31/17	DEUT	592,725	599,675	(6,950)
INR	Buy	09/20/17	BCLY	9,360	9,446	86
JPY	Sell	08/31/17	HSBC	265,738	268,478	(2,740)
JPY	Sell	08/31/17	BCLY	265,563	268,470	(2,907)
JPY	Sell	10/10/17	BCLY	357,886	367,288	(9,402)
MXN	Buy	09/20/17	CIB	123,524	123,280	(244)
MXN	Sell	09/20/17	GSC	16,006	15,821	185
MXN	Sell	09/20/17	RBC	105,703	107,459	(1,756)
NOK	Sell	08/31/17	GSC	122,472	124,602	(2,130)
PEN	Buy	09/20/17	GSC	9,160	9,212	52
PLN	Buy	09/20/17	BOA	9,452	9,734	282
RON	Buy	08/28/17	CBK	103,918	114,305	10,387
RON	Buy	08/28/17	CBK	1,184	1,299	115
RON	Sell	08/28/17	BNP	43,340	44,164	(824)
RON	Sell	08/28/17	JPM	70,189	71,441	(1,252)
TRY	Buy	09/20/17	JPM	9,738	9,792	54
ZAR	Sell	09/20/17	BCLY	9,254	9,254	—

Total						$(70,232)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Currency Abbreviations:
BRL	Brazilian Real
CHF	Swiss Franc
CNH	Chinese Renminbi
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EAFE	Europe, Australasia and Far East
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
MSCI	Morgan Stanley Capital International
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Hartford Multi-Asset Income Fund
Schedule of Investments 31 July, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$3,440,135	$—	$3,440,135	$—
Corporate Bonds	12,491,236	—	12,491,236	—
Foreign Government Obligations	4,961,889	—	4,961,889	—
Municipal Bonds	513,837	—	513,837	—
Senior Floating Rate Interests	12,907,675	—	12,907,675	—
Equity Linked Securities	6,678,269	—	—	6,678,269
U.S. Government Agencies	886,994	—	886,994	—
Common Stocks
Automobiles & Components	656,217	303,751	352,466	—
Banks	615,743	290,094	325,649	—
Capital Goods	769,962	210,632	559,330	—
Commercial & Professional Services	164,360	—	164,360	—
Consumer Durables & Apparel	21,215	—	21,215	—
Consumer Services	240,137	190,847	49,290	—
Diversified Financials	454,842	454,842	—	—
Energy	434,728	98,290	336,438	—
Food & Staples Retailing	298,617	259,888	38,729	—
Food, Beverage & Tobacco	230,796	—	230,796	—
Health Care Equipment & Services	41,239	41,239	—	—
Insurance	706,054	305,885	400,169	—
Materials	295,435	123,936	171,499	—
Pharmaceuticals, Biotechnology & Life Sciences	721,837	599,316	122,521	—
Real Estate	955,427	296,325	659,102	—
Retailing	196,270	137,028	59,242	—
Semiconductors & Semiconductor Equipment	466,928	200,902	266,026	—
Software & Services	1,171,250	701,614	469,636	—
Technology Hardware & Equipment	1,865,603	50,198	1,815,405	—
Telecommunication Services	1,078,311	746,178	332,133	—
Transportation	159,223	—	159,223	—
Utilities	1,154,633	855,648	298,985	—
Convertible Bonds	2,277,044	—	2,277,044	—
Preferred Stocks	6,638	6,638	—	—
Short-Term Investments	2,243,813	1,877,741	366,072	—
Purchased Options	312,117	312,117	—	—
Foreign Currency Contracts(2)	48,080	—	48,080	—
Futures Contracts(2)	79,939	79,939	—	—
Swaps - Credit Default(2)	214,682	—	214,682	—
Swaps - Interest Rate(2)	34,523	—	34,523	—

Total	$59,795,698	$8,143,048	$44,974,381	$6,678,269

Liabilities
Foreign Currency Contracts(2)	$(118,312)	$—	$(118,312)	$—
Futures Contracts(2)	(358,760)	(358,760)	—	—
Swaps - Credit Default(2)	(428,962)	—	(428,962)	—
TBA Sale Commitments	(823,625)	—	(823,625)	—
Written Options	(25,275)	(25,275)	—	—

Total	$(1,754,934)	$(384,035)	$(1,370,899)	$—

(1) ) For the period ended July 31, 2017, investments valued at $101,838 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $210,271 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) 31 July, 2017 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2017:

	Equity Linked Securities	Total

Beginning balance	$5,525,915	$5,525,915
Purchases	6,560,921	6,560,921
Sales	(5,408,412)	(5,408,412)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	(224,952)	(224,952)
Net change in unrealized appreciation/depreciation	224,797	224,797
Transfers into Level 3	-	-
Transfers out of Level 3	-	-

Ending balance	$6,678,269	$6,678,269

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2017 was $117,349.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Municipal Income Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value	†
Municipal Bonds - 98.6%
	Alabama - 1.8%
$145,000	Alabama 21st Century Auth Rev 5.00%06/01/2021	$161,346
200,000	Birmingham, AL, Water Works Board Water Rev 5.00%01/01/2029	241,694

		403,040

	Alaska - 0.5%
100,000	CIVICVentures, AK, Rev 5.00%09/01/2023	116,402

	Arizona - 1.1%
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%12/01/2037	239,144

	California - 7.9%
250,000	Abag Finance Auth for Nonprofit Corps., CA, Rev 6.00%08/01/2030	289,875
170,000	Alameda Corridor, CA, Transportation Auth Rev 0.00%10/01/2018(1)	165,678
160,000	California County Tobacco Securitization Agency 5.00%06/01/2020	175,165
250,000	California Health Facs Finance Auth Rev 5.88%07/01/2025	273,060
45,000	Elk Grove, CA, Finance Auth Special Tax 5.00%09/01/2032	52,112
150,000	Inglewood, CA, Redevelopment Agency 5.00%05/01/2027	182,247
90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%06/01/2034	97,586
	Orange County, CA, Community Facs Dist
100,000	5.00%, 08/15/2023	115,616
150,000	5.00%, 08/15/2033	166,926
10,000	Palomar Health, CA, Rev 3.00%11/01/2017	10,025
255,000	San Joaquin Hills, CA, Transportation Corridor Agency 0.00%01/15/2025(1)	197,347

		1,725,637

	Colorado - 1.6%
150,000	Denver Convention Center Hotel, CO, Auth Rev 5.00%12/01/2040	169,296
	E-470 Public Highway, CO, Auth Rev
45,000	1.88%, 09/01/2039(2)	45,477
25,000	5.00%, 09/01/2019	26,895
100,000	Park Creek, CO, Metropolitan Dist Rev 5.00%12/01/2023	112,673

		354,341

	Connecticut - 2.1%
50,000	City of Hartford, CT, GO 5.00%07/01/2027	54,565
100,000	Connecticut State Health & Educational Facs Auth 3.25%09/01/2021(3)	100,215
250,000	Town of Hamden, CT, GO 5.00%08/15/2025	297,635

		452,415

	District of Columbia - 2.4%
	Dist of Columbia, GO
300,000	5.00%, 06/01/2025	371,028
150,000	5.00%, 07/01/2042	149,992

		521,020

	Florida - 3.4%
200,000	City of Port State Lucie, FL 4.00%07/01/2027	216,184

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Lee County, FL, Airport Rev
$125,000	5.00%, 10/01/2032	$146,326
100,000	5.00%, 10/01/2033	116,583
	Miami-Dade County, FL, Aviation Rev
15,000	5.00%, 10/01/2029	17,487
15,000	5.00%, 10/01/2031	17,298
20,000	5.00%, 10/01/2032	22,954
20,000	5.00%, 10/01/2033	22,860
65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%10/01/2023	75,067
100,000	Orange County, FL, Health Facs Auth 5.00%08/01/2031	111,760

		746,519

	Georgia - 1.6%
70,000	Burke County, GA, DA Rev 2.35%10/01/2032(2)	70,654
40,000	Georgia Housing & Finance Auth Rev 3.50%06/01/2039	42,112
100,000	Monroe County, GA, DA Rev 2.40%01/01/2039(2)	100,307
125,000	Municipal Electric Auth, GA 5.00%11/01/2022	144,794

		357,867

	Illinois - 18.6%
100,000	Chicago, IL, Board of Education 5.75%04/01/2035	106,869
250,000	Chicago, IL, Midway International Airport Rev 5.00%01/01/2041	273,162
100,000	Chicago, IL, O’Hare International Airport Rev 5.00%01/01/2029	117,852
250,000	Chicago, IL, Park Dist, GO 5.00%01/01/2020	260,593
	Chicago, IL, Transit Auth Rev
75,000	5.00%, 06/01/2020	82,109
160,000	5.25%, 12/01/2024	179,542
250,000	City of Chicago, IL, GO 5.00%01/01/2026	261,965
105,000	City of Chicago, IL, Waterworks Rev 5.00%11/01/2018	110,005
	Cook County, IL, Community High School Dist No. 212 Leyden
105,000	5.00%, 12/01/2027	120,653
170,000	5.00%, 12/01/2030	191,973
105,000	Cook County, IL, GO 5.00%11/15/2028	112,365
	Illinois State Finance Auth Rev
90,000	4.50%, 05/15/2020	92,530
125,000	5.00%, 08/15/2017	125,130
15,000	5.00%, 07/01/2018	15,555
150,000	5.00%, 11/15/2030	169,679
150,000	5.00%, 02/15/2033	162,906
245,000	5.00%, 08/15/2035	267,667
150,000	5.00%, 10/01/2041	170,013
	Illinois State, GO
50,000	5.00%, 02/01/2027	55,080
250,000	5.00%, 05/01/2029	265,242
150,000	Kane Cook & DuPage Counties, IL, GO 5.00%01/01/2035	165,900
100,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 5.00%01/01/2023	115,645
150,000	Kendall Kane & Will County, IL, USD GO 5.00%02/01/2024	175,091
125,000	Metropolitan Pier & Exposition Auth, IL 0.00%06/15/2020(1)	116,506
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	93,025

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$125,000	6.25%, 07/01/2022	$150,900
90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%04/01/2024	101,451

		4,059,408

	Indiana - 0.4%
85,000	Indianapolis, IN, Airport Auth Rev 4.75%01/01/2030	90,288

	Louisiana - 3.2%
	Louisiana State Local Gov’t Environmental Facs & Community DA Rev
100,000	5.75%, 11/15/2030	103,179
100,000	6.00%, 11/15/2030	105,182
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	112,091
100,000	5.00%, 05/15/2047	111,333
40,000	6.38%, 05/15/2031	47,699
200,000	New Orleans, LA, Aviation Board 5.00%01/01/2038(4)	223,838

		703,322

	Massachusetts - 1.9%
100,000	Commonwealth of Massachusetts, GO 4.00%09/01/2034	108,141
100,000	Massachusetts Health & Educational Facs Auth 5.00%07/01/2039	106,227
200,000	Massachusetts State PA 4.00%07/01/2046	206,510

		420,878

	Michigan - 3.0%
150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%07/01/2046	167,946
	Michigan Finance Auth
150,000	5.00%, 04/01/2019	158,172
100,000	5.00%, 07/01/2035	108,842
100,000	5.00%, 05/15/2038	110,784
50,000	State of Michigan 5.00%03/15/2027	62,073
35,000	Wayne County, MI, Airport Auth Rev 5.00%12/01/2030	40,768

		648,585

	Minnesota - 1.4%
20,000	Duluth, MN, ISD, No. 709 4.00%02/01/2027	22,283
100,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission 5.00%01/01/2031	116,469
100,000	Rochester, MN, Healthcare & Housing Rev Facs 4.00%12/01/2019	103,484
50,000	Saint Paul, MN, Housing & Redevelopment Auth 5.25%11/15/2028	54,713

		296,949

	Missouri - 1.3%
100,000	Kirkwood, MO, IDA 5.25%05/15/2032	107,020
150,000	Saint Louis, MO, Airport Rev. 5.00%07/01/2042	174,296

		281,316

	Montana - 0.8%
150,000	Montana Facs Finance Auth 5.00%02/15/2033	172,875

	Nebraska - 0.5%
100,000	Central Plains, NE, Energy Proj Gas Rev 5.25%12/01/2021	115,609

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Nevada - 1.6%
$90,000	Clark County, NV 2.25%12/01/2019	$90,019
250,000	Clark County, NV, School Dist GO 5.00%06/15/2022	253,787

		343,806

	New Jersey - 3.7%
50,000	City of Atlantic, NJ, GO 5.00%03/01/2020	53,868
205,000	City of Bayonne, NJ, GO 5.00%07/01/2034	232,388
285,000	New Jersey Educational Facs Auth Rev 5.00%09/01/2019	299,036
	New Jersey Health Care Facs Financing Auth Rev
150,000	5.00%, 07/01/2022	173,839
50,000	5.25%, 07/01/2026	57,859

		816,990

	New York - 6.8%
250,000	City of New York, NY, GO 5.00%12/01/2035	295,768
100,000	Liberty Corp., NY, Development Goldman Sachs Headquarters 5.25%10/01/2035	125,533
40,000	Long Island, NY, Power Auth 1.74%05/01/2033(2)	40,147
	Metropolitan Transportation Auth, NY, Rev
100,000	5.25%, 11/15/2036	120,994
70,000	5.25%, 11/15/2040	78,282
100,000	New York City Water & Sewer System 5.00%06/15/2043	112,138
130,000	New York City, NY, Transitional Finance Auth 5.00%11/01/2038	150,796
150,000	New York State Dormitory Auth Rev 5.00%03/15/2031	178,482
	New York Transportation Development Corp. Rev
75,000	5.00%, 08/01/2018	77,249
100,000	5.00%, 07/01/2046	108,241
80,000	Town of Oyster Bay, NY, GO 3.00%08/15/2020	78,948
100,000	TSASC, Inc., NY 5.00%06/01/2023	115,530

		1,482,108

	North Carolina - 0.1%
25,000	North Carolina Medical Care Commission Rev 5.00%10/01/2027	30,880

	Ohio - 3.7%
200,000	American Municipal Power, Inc., OH 4.00%02/15/2036	208,672
	Buckeye, OH, Tobacco Settlement Finance Auth
250,000	6.00%, 06/01/2042	236,727
150,000	6.50%, 06/01/2047	147,461
	City of Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	69,097
55,000	5.00%, 01/01/2023	64,655
70,000	County of Montgomery, OH 5.00%05/01/2039	72,845

		799,457

	Oregon - 0.5%
95,000	Washington County, OR, School Dist No. 48, GO 0.00%06/15/2035(1)	107,709

	Pennsylvania - 6.7%
100,000	Delaware River, PA, JT Toll Bridge Commission 5.00%07/01/2047	115,182

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$90,000	Harrisburg, PA, School Dist GO 5.00%11/15/2026(4)	$108,136
100,000	Lancaster County, PA, Hospital Auth 5.13%07/01/2037	107,265
100,000	Montgomery County, PA, IDA Rev 5.00%12/01/2025	114,162
150,000	Pennsylvania Higher Educational Facs Auth Rev 5.00%05/01/2025	179,045
	Pennsylvania Turnpike Commission Rev
250,000	1.80%, 12/01/2021(2)	250,937
150,000	5.00%, 12/01/2025	180,657
90,000	5.00%, 12/01/2031	104,471
115,000	Philadelphia, PA, School Dist GO 5.00%09/01/2019	122,252
150,000	Reading, PA, School Dist GO 5.00%03/01/2025(4)	177,084

		1,459,191

	Puerto Rico - 0.5%
200,000	Commonwealth of Puerto Rico, GO 6.00%07/01/2039*	115,750

	Rhode Island - 1.2%
80,000	Rhode Island Health & Educational Bldg Corp. 5.00%05/15/2028	94,143
155,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%10/01/2032	158,720

		252,863

	South Carolina - 0.3%
50,000	South Carolina State Public Service Auth 5.00%12/01/2034	55,251

	Tennessee - 2.0%
150,000	Shelby County, TN, Health Educational & Housing Facs Board Rev 5.00%09/01/2025	167,723
245,000	Tennessee Housing Development Agency Rev 3.50%01/01/2047	260,317

		428,040

	Texas - 13.6%
	Arlington, TX, Higher Education Finance Corp. Rev
150,000	4.00%, 08/15/2030	163,527
250,000	5.00%, 02/15/2027	305,570
250,000	Central Texas Turnpike System Rev 5.00%08/15/2042	277,640
200,000	City of Austin, TX, Airport System Rev 5.00%11/15/2031	229,226
250,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%02/01/2032	298,287
250,000	Dallas/Fort Worth, TX, International Airport Rev 5.00%11/01/2043	273,027
150,000	El Paso, TX, ISD GO 5.00%08/15/2027	184,099
100,000	Harris County-Houston, TX, Sports Auth 5.00%11/15/2020	111,409
75,000	Kerrville, TX, Health Facs Development Corp. 5.00%08/15/2023	85,215
150,000	Lower Colorado River, TX, Auth Rev 5.00%05/15/2040	170,123
100,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%11/01/2031	107,179
185,000	North Texas Tollway Auth Rev 6.25%01/01/2039	198,140
180,000	Northside, TX, ISD GO 1.65%08/01/2045(2)	180,976
100,000	Tarrant County, TX, Cultural Education Facs Finance Corp. 4.50%11/15/2021	100,110

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%12/15/2025		$290,135

			2,974,663

	Virginia - 1.2%
150,000	Chesapeake Bay, VA, Bridge & Tunnel Dist 5.00%07/01/2046		166,971
90,000	Wise County, VA, IDA Rev 1.88%11/01/2040(2)		90,780

			257,751

	Washington - 2.7%
300,000	State of Washington, GO 5.00%08/01/2032		357,678
115,000	Washington State Health Care Facs Auth Rev 5.00%01/01/2026		136,881
100,000	Washington State Housing Finance Commission Rev 7.00%07/01/2050(3)		98,225

			592,784

	Wisconsin - 0.5%
100,000	Public Finance Auth, WI 5.00%05/15/2019(3)		104,867

	Total Municipal Bonds (cost $21,161,835)		$21,527,725

	Total Long-Term Investments (cost $21,161,835)		$21,527,725

Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 3.3%
706,548	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$706,548

	Total Short-Term Investments (cost $706,548)		$706,548

	Total Investments (cost $21,868,383)^	101.9%	$22,234,273
	Other Assets and Liabilities	(1.9)%	(408,057)

	Total Net Assets	100.0%	$21,826,216

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$501,740
Unrealized Depreciation	(135,850)

Net Unrealized Appreciation	$365,890

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Security is a zero-coupon bond.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $303,307, which represented 1.4% of total net assets.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $499,060 at July 31, 2017.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	United School District

Hartford Municipal Income Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$21,527,725	$—	$21,527,725	$—
Short-Term Investments	706,548	706,548	—	—

Total	$22,234,273	$706,548	$21,527,725	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value	†
Municipal Bonds - 97.4%
	Alabama - 1.0%
	Alabama Federal Aid Highway Finance Auth
$ 1,615,000	5.00%, 09/01/2026	$1,908,559
980,000	5.00%, 09/01/2034	1,177,695
1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%01/01/2029	1,709,985
2,000,000	Jefferson County, AL, Sewer Rev 5.00%10/01/2017	2,010,940

		6,807,179

	Alaska - 0.4%
2,000,000	CIVICVentures, AK, Rev 5.00%09/01/2025	2,368,440

	Arizona - 0.9%
1,380,000	Pima County, AZ, IDA Education Rev, Legacy Traditional Charter School 8.50%07/01/2039	1,557,482
3,000,000	Salt River, AZ, Agricultural Improvement 5.00%12/01/2027	3,482,070
855,000	Salt Verde Financial Corp., AZ 5.25%12/01/2020	948,964

		5,988,516

	California - 9.9%
	Alameda Corridor, CA, Transportation Auth
600,000	5.00%, 10/01/2024	711,600
500,000	5.00%, 10/01/2025	597,040
800,000	California County Tobacco Securitization Agency 4.00%06/01/2018	818,384
1,050,000	California County, CA, Tobacco Securitization 5.00%06/01/2022	1,198,407
1,000,000	California State Communities DA Rev 5.63%10/01/2032	1,081,340
	California State Health Facs
750,000	5.00%, 02/01/2029	884,670
1,500,000	6.00%, 07/01/2029	1,641,900
1,000,000	California State Public Works Board, Correctional Facs Improvement 6.00%03/01/2035	1,126,920
2,000,000	California State Public Works Board, Lease Rev 5.25%10/01/2023	2,313,680
2,000,000	California State Public Works Board, State University Trustees 6.25%04/01/2034	2,177,380
2,000,000	California State, GO 5.00%08/01/2029	2,429,240
780,000	City of Los Angeles, CA, Department of Airports 5.00%05/15/2030	921,422
910,000	Elk Grove, CA, Finance Auth Special Tax 5.00%09/01/2032	1,053,816
660,000	Foothill-Eastern, CA, Transportation Corridor Agency 5.00%01/15/2053(1)	661,888
4,705,000	Golden State, CA, Tobacco Securitization Corp. 5.75%06/01/2047	4,704,953
	Hemet, CA, USD Finance Auth Special Tax
1,440,000	5.00%, 09/01/2030	1,602,907
535,000	5.00%, 09/01/2031	592,876
	Inglewood, CA, Redevelopment Agency
800,000	5.00%, 05/01/2028	962,776
800,000	5.00%, 05/01/2029	952,912
5,225,000	Long Beach, CA, Finance Auth Natural Gas 2.24%11/15/2027(1)	4,912,754
3,600,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%06/01/2034	3,903,444
1,000,000	Oakland, CA, Airport Rev 5.00%05/01/2026	1,126,570

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Orange County, CA, Community Facs Dist, Special Tax
$ 1,000,000	5.00%, 08/15/2034	$1,110,150
1,000,000	5.00%, 08/15/2036	1,118,590
2,500,000	5.00%, 08/15/2041	2,778,025
480,000	Palomar Health, CA, Rev 3.00%11/01/2017	481,195
500,000	Port of Oakland, CA 5.00%05/01/2023	579,095
1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation 5.00%09/01/2029	1,170,430
1,150,000	San Bernardino, CA, USD GO 5.00%08/01/2021	1,316,071
1,000,000	San Buenaventura, CA, Community Memorial Health System 7.50%12/01/2041	1,154,930
3,000,000	San Diego, CA, Redevelopment Agency Tax Allocation 7.00%11/01/2039	3,401,340
	San Diego, CA, USD GO
805,000	4.00%, 07/01/2034	860,714
865,000	4.00%, 07/01/2035	919,850
875,000	San Joaquin Hills, CA, Transportation Auth 5.00%01/15/2029	1,006,163
	San Jose, CA, Redevelopment Agency
2,575,000	5.00%, 08/01/2022	2,582,648
500,000	6.50%, 08/01/2023	526,065
	San Mateo, CA, Joint Powers Finance Auth
1,250,000	5.00%, 06/15/2029	1,499,212
1,250,000	5.00%, 06/15/2030	1,491,225
1,335,000	Santa Cruz County, CA, Redevelopment Agency 6.63%09/01/2029	1,489,019
	Santa Margarita, CA, Water Dist Special Tax
500,000	4.25%, 09/01/2021	536,325
500,000	5.00%, 09/01/2022	554,465
500,000	5.00%, 09/01/2023	559,590
1,095,000	5.00%, 09/01/2028	1,211,618
1,500,000	Stockton, CA, Redevelopment Agency 5.00%09/01/2029	1,772,115
	Tustin, CA, Community Facs Dist, Special Tax
775,000	5.00%, 09/01/2020	858,010
600,000	5.00%, 09/01/2021	681,996

		66,035,720

	Colorado - 1.4%
1,330,000	Colorado Health Facs Auth Rev 2.09%10/01/2039(1)	1,336,517
3,610,000	Denver, CO, Convention Center Hotel Auth 5.00%12/01/2027	4,287,200
1,510,000	E-470 Public Highway, CO, Auth Rev 1.88%09/01/2039(1)	1,526,006
2,000,000	Park Creek, CO, Metropolitan Dist 5.00%12/01/2029	2,239,540

		9,389,263

	Connecticut - 3.1%
5,000,000	City of Bridgeport, CT, GO 5.00%08/15/2025	5,968,850
1,500,000	City of New Britain, CT, GO 5.00%03/01/2031	1,757,640
2,600,000	City of New Haven, CT, GO 5.00%08/01/2024	3,047,486
	Connecticut Housing Finance Auth
740,000	4.00%, 11/15/2044	787,663
1,855,000	4.00%, 11/15/2045	1,988,560
700,000	Connecticut State Health & Educational Facs Auth 2.88%09/01/2020(2)	700,091
2,500,000	Connecticut State, GO 5.00%04/15/2029	2,906,575
	Town of Hamden, CT, GO

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 1,000,000	4.00%, 08/15/2018	$1,026,470
2,065,000	5.00%, 08/15/2025(3)	2,448,512

		20,631,847

	District of Columbia - 0.2%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	752,273
270,000	5.00%, 07/01/2037	274,633

		1,026,906

	Florida - 4.7%
	City of Port State Lucie, FL
2,410,000	4.00%, 07/01/2028	2,581,592
2,415,000	4.00%, 07/01/2029	2,565,648
	Collier County, FL, IDA
200,000	6.25%, 05/15/2035(2)	201,938
500,000	7.00%, 05/15/2024(2)	562,690
1,885,000	Florida Village Community Development Dist No. 8 6.38%05/01/2038	1,936,328
1,040,000	Greater Orlando, FL, Aviation Auth 5.00%10/01/2024	1,178,185
2,000,000	Jacksonville, FL, Econ Development Commission 6.25%09/01/2027(2)	2,005,160
1,750,000	Lakeland, FL, Retirement Community Rev 6.38%01/01/2043	1,810,777
500,000	Magnolia Creek, FL, Community Development Dist Capital Improvement 5.90%05/01/2039*	105,000
1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%02/01/2026	1,167,270
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,148,510
2,500,000	5.00%, 10/01/2026	2,860,700
200,000	5.00%, 10/01/2035	221,464
3,000,000	Miami-Dade County, FL, GO 5.00%07/01/2032	3,523,500
2,000,000	Miami-Dade County, FL, School Board 5.00%08/01/2027	2,405,880
	Orange County, FL, Health Facs Auth
1,190,000	5.00%, 08/01/2024	1,383,137
1,280,000	5.00%, 08/01/2025	1,475,405
1,350,000	5.00%, 08/01/2026	1,543,077
1,000,000	Palm Beach County, FL, Health Facs Auth 6.75%06/01/2024	1,207,810
715,000	River Bend Community Development Dist, FL, Capital Improvement Rev 7.13%11/01/2015	7
245,000	Village, FL, Community Development Dist No. 11 3.25%05/01/2019	250,140
775,000	Volusia County, FL, School Board 5.00%08/01/2025	931,093

		31,065,311

	Georgia - 1.7%
2,860,000	Burke County, GA, DA Rev 2.35%10/01/2032(1)	2,886,712
1,500,000	Dekalb Newton and Gwinnett Counties, GA, Joint DA 6.00%07/01/2034	1,641,900
1,500,000	Marietta, GA, DA Life University, Inc. Proj 7.00%06/15/2030	1,578,120
2,650,000	Monroe County, GA, DA Rev 2.40%01/01/2039(1)	2,658,136
	Municipal Electric Auth, GA
1,000,000	5.00%, 11/01/2022	1,158,350
1,075,000	5.00%, 01/01/2024	1,227,747

		11,150,965

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Hawaii - 0.2%
$ 1,000,000	Hawaii State Dept of Transportation 5.00%08/01/2022	$1,159,450

	Illinois - 15.5%
745,000	Aurora, IL, Tax Increment Rev 6.75%12/30/2027	770,576
2,000,000	Chicago O’Hare International Airport 5.00%01/01/2034	2,325,800
1,255,000	Chicago, IL, Board of Education 6.00%01/01/2020	1,306,342
1,510,000	Chicago, IL, Board of Education, GO 5.00%12/01/2042	1,298,751
565,000	Chicago, IL, Board of Education, Special Tax 6.00%04/01/2046	610,980
	Chicago, IL, Metropolitan Water Reclamation Dist GO
3,500,000	5.00%, 12/01/2027	4,210,955
2,530,000	5.00%, 12/01/2031	2,828,616
	Chicago, IL, Midway International Airport
500,000	5.00%, 01/01/2021	554,450
1,420,000	5.00%, 01/01/2031	1,602,669
	Chicago, IL, O’Hare International Airport
650,000	5.00%, 01/01/2029	773,110
2,545,000	5.00%, 01/01/2030	2,980,449
	Chicago, IL, Park Dist, GO
65,000	5.00%, 01/01/2019	68,015
275,000	5.00%, 01/01/2020	286,652
700,000	5.00%, 01/01/2025	793,303
2,750,000	5.00%, 01/01/2026	3,099,305
100,000	5.00%, 01/01/2036	105,618
500,000	5.25%, 01/01/2037	530,035
	Chicago, IL, Transit Auth
3,000,000	5.00%, 06/01/2020	3,279,960
800,000	5.25%, 12/01/2027	883,112
5,000,000	5.25%, 12/01/2028	5,497,950
	City of Chicago, IL, GO
1,700,000	4.00%, 01/01/2018	1,706,069
980,000	5.00%, 01/01/2021	1,014,721
700,000	5.00%, 12/01/2023	717,836
2,000,000	5.00%, 01/01/2024	2,090,180
	City of Chicago, IL, Wastewater Transmission Rev
715,000	5.00%, 01/01/2028	804,818
1,785,000	5.00%, 01/01/2029	1,996,701
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	152,906
1,000,000	5.00%, 11/01/2027	1,157,750
1,020,000	5.00%, 11/01/2028	1,145,542
3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%12/01/2024	4,113,024
	Cook County, IL, Community High School Dist No. 212 Leyden
1,775,000	5.00%, 12/01/2026	2,054,935
1,000,000	5.00%, 12/01/2034	1,112,560
3,415,000	Cook County, IL, GO 5.00%11/15/2027	3,875,786
1,400,000	Illinois Finance Auth Rev, Art Institute of Chicago 6.00%03/01/2038	1,510,208
3,000,000	Illinois Finance Auth Rev, Silver Cross Hospital and Medicine 5.50%08/15/2030	3,087,180
4,000,000	Illinois Metropolitan Pier & Exposition Auth 0.00%12/15/2024(4)	3,175,080
	Illinois State Finance Auth Rev
1,000,000	5.00%, 11/15/2023	1,187,320
4,000,000	5.00%, 02/15/2027	4,545,280
700,000	5.00%, 10/01/2028	833,630
665,000	5.00%, 11/15/2028	767,151
1,650,000	5.00%, 11/15/2031	1,859,170
1,500,000	5.00%, 11/15/2033	1,675,890

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 1,510,000	5.00%, 11/15/2034	$1,684,224
1,240,000	7.75%, 08/15/2034	1,406,693
1,500,000	Illinois State GO 5.00%08/01/2025	1,602,990
	Illinois State, GO
1,500,000	5.00%, 01/01/2022	1,568,175
985,000	5.00%, 02/01/2026	1,063,633
1,200,000	5.00%, 02/01/2027	1,321,920
950,000	5.00%, 05/01/2033	990,204
1,500,000	5.25%, 01/01/2021	1,611,645
1,250,000	6.50%, 06/15/2022	1,404,800
	Kane Cook & DuPage Counties, IL, GO
2,800,000	5.00%, 01/01/2031	3,133,004
1,700,000	5.00%, 01/01/2034	1,883,328
1,700,000	5.00%, 01/01/2035	1,880,200
	Kane McHenry Cook & DeKalb Counties, IL, USD GO
1,250,000	5.00%, 01/01/2027	1,454,675
2,000,000	5.00%, 01/01/2029	2,374,660
1,665,000	Kendall Kane & Will County, IL, USD GO 5.00%02/01/2034	1,858,806
	Metropolitan Pier & Exposition Auth, IL
1,120,000	0.00%, 06/15/2020(4)	1,043,896
2,000,000	0.00%, 06/15/2027(4)	1,410,600
1,650,000	5.00%, 12/15/2020	1,747,268

		103,831,106

	Indiana - 1.4%
2,000,000	City of Whiting, IN 5.00%03/01/2046(1)	2,262,100
1,000,000	Indiana State Finance Auth Hospital Rev 5.00%12/01/2029	1,166,410
1,625,000	Indiana State Finance Auth Rev 5.00%03/01/2023	1,811,062
1,000,000	Indianapolis, IN, Airport Auth Rev 5.00%01/01/2029	1,126,390
1,000,000	Indianapolis, IN, Local Public Improvement Bond Bank 5.00%01/01/2031	1,151,130
775,000	Richmond, IN, Hospital Auth Rev 5.00%01/01/2035	856,143
1,000,000	Whiting, IN, Environmental Facs Rev 1.85%06/01/2044(1)	1,006,560

		9,379,795

	Kansas - 0.4%
	Wyandotte County-Kansas City, KS
1,000,000	5.00%, 09/01/2025	1,195,600
1,390,000	5.00%, 09/01/2028	1,638,268

		2,833,868

	Kentucky - 0.3%
1,515,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%12/01/2023	1,694,967

	Louisiana - 2.5%
2,000,000	City of Shreevport, LA, Water & Sewer Rev 5.00%12/01/2027	2,383,680
1,000,000	City of Shreveport LA Water & Sewer Rev 5.00%12/01/2035	1,171,600
800,000	City of Shreveport, LA, Water & Sewer Rev 5.00%12/01/2036	934,968
	Louisiana State Local Gov’t Environmental Facs & Community DA Rev
975,000	5.75%, 11/15/2030	1,005,995
1,750,000	6.00%, 11/15/2035	1,807,418
4,000,000	Louisiana State, GO 5.00%12/01/2031	4,674,400
155,000	Louisiana State, Tobacco Settlement Financing Corp. 5.00%05/15/2026	155,199

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	New Orleans, LA, Aviation Board
$ 560,000	5.00%, 01/01/2026(3)	$656,387
375,000	5.00%, 01/01/2027(3)	441,086
750,000	5.00%, 01/01/2034	847,395
2,500,000	6.00%, 01/01/2023	2,676,900

		16,755,028

	Maryland - 0.1%
480,000	Maryland Econ Development Corp. 4.00%06/01/2020	513,509

	Massachusetts - 2.0%
6,915,000	Commonwealth of Massachusetts, GO 1.24%11/01/2020(1)	6,940,724
	Massachusetts State Development Finance Agency
165,000	4.00%, 07/15/2036	181,675
1,200,000	5.00%, 01/01/2019	1,257,888
1,000,000	5.00%, 07/01/2029	1,134,420
2,000,000	5.00%, 07/01/2030	2,254,000
1,200,000	8.00%, 04/15/2031	1,377,744

		13,146,451

	Michigan - 3.4%
4,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%07/01/2029	4,655,360
	Michigan Finance Auth
1,000,000	5.00%, 07/01/2018	1,032,650
2,165,000	5.00%, 04/01/2020	2,340,646
665,000	5.00%, 07/01/2027	752,527
665,000	5.00%, 07/01/2028	748,059
650,000	5.00%, 07/01/2029	736,652
2,700,000	5.00%, 10/01/2030	3,098,007
2,555,000	5.00%, 06/01/2033	2,876,674
1,000,000	5.00%, 06/01/2034	1,122,610
735,000	Michigan State Building Auth 5.00%04/15/2027	898,001
2,000,000	Royal Oak, MI, Hospital Finance Auth 8.25%09/01/2039	2,155,700
2,190,000	Wayne County, MI, Airport Auth Rev 5.00%12/01/2030	2,531,630

		22,948,516

	Minnesota - 0.2%
940,000	Duluth, MN, ISD, No. 709 4.00%02/01/2027	1,047,310
	Rochester, MN, Healthcare & Housing Rev Facs
250,000	2.00%, 12/01/2018	249,248
250,000	4.00%, 12/01/2019	258,710

		1,555,268

	Mississippi - 0.3%
1,850,000	State of Mississippi 5.00%10/15/2029	2,136,010

	Missouri - 1.3%
1,000,000	City of State Louis MO Airport Rev 5.00%07/01/2047	1,155,500
	Kirkwood, MO, IDA Retirement Community
1,500,000	5.25%, 05/15/2042	1,576,005
1,500,000	5.25%, 05/15/2050	1,566,390
3,500,000	8.25%, 05/15/2045	4,176,550

		8,474,445

	Montana - 0.4%
2,500,000	Montana Facs Finance Auth 5.00%02/15/2028	2,971,175

	Nevada - 0.8%
	Clark County, NV
1,000,000	2.25%, 12/01/2019	1,000,210

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 955,000	2.50%, 12/01/2018	$960,214
720,000	3.00%, 12/01/2017	722,679
	Las Vegas, NV, Spl Impt Dist
350,000	5.00%, 06/01/2027	369,642
665,000	5.00%, 06/01/2029	694,253
1,110,000	Nevada State Natural Resources GO 5.00%03/01/2026	1,313,208

		5,060,206

	New Jersey - 3.7%
250,000	City of Atlantic, NJ 5.00%03/01/2021	274,042
225,000	City of Atlantic, NJ, GO 5.00%03/01/2022	251,042
550,000	New Jersey Building Auth 4.00%06/15/2018	561,840
2,855,000	New Jersey Health Care Facs Finance Auth 5.75%10/01/2031	3,040,832
	New Jersey State Econ DA
100,000	2.76%, 02/01/2018(1)	100,000
250,000	4.00%, 07/15/2018	255,038
960,000	4.88%, 09/15/2019	988,070
2,000,000	New Jersey State Educational Finance Auth Rev, University of Medicine & Dentistry 7.50%12/01/2032	2,233,660
	New Jersey State Transportation Trust Fund Auth
5,000,000	0.00%, 12/15/2032(4)	2,712,350
1,000,000	5.00%, 09/15/2017	1,004,780
	New Jersey Transportation Trust Fund Auth
3,000,000	5.00%, 06/15/2018	3,080,820
4,940,000	5.00%, 06/15/2021	5,101,291
4,905,000	New Jersey, Tobacco Settlement Financing Corp. 4.50%06/01/2023	4,923,394

		24,527,159

	New Mexico - 0.6%
3,000,000	Los Alamos County, NM, Tax Improvement Rev 5.88%06/01/2027	3,122,760
865,000	Montecito Estates, NM, Public Improvement Dist, Special Tax 7.00%10/01/2037	873,477

		3,996,237

	New York - 8.5%
4,000,000	City of New York, NY, GO 6.25%10/15/2028	4,255,301
1,460,000	Long Island, NY, Power Auth 1.74%05/01/2033(1)	1,465,358
940,000	New York City, NY, Housing Development Corp. 4.50%02/15/2048	984,180
1,000,000	New York City, NY, Transitional Finance Auth 5.00%07/15/2026	1,224,320
2,100,000	New York Metropolitan Transportation Auth Rev 5.00%11/15/2020	2,359,014
905,000	New York Mortgage Agency Rev 3.50%10/01/2034	943,797
	New York State Dormitory Auth Rev
1,670,000	5.00%, 03/15/2022	1,895,834
2,000,000	5.00%, 12/15/2027	2,364,140
1,000,000	5.00%, 03/15/2030	1,180,960
6,305,000	5.00%, 03/15/2031	7,518,356
1,300,000	5.00%, 12/01/2036(2)	1,420,185
860,000	New York State Energy Research & DA 2.38%07/01/2026(1)	873,640
1,535,000	New York State Liberty Development Corp. Rev 5.15%11/15/2034(2)	1,694,440
	New York State Thruway Auth
1,000,000	4.00%, 01/01/2037	1,043,550

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 1,000,000	5.00%, 01/01/2019	$1,056,770
1,000,000	New York State Urban Development Corp. Rev 5.00%03/15/2026	1,181,920
	New York Transportation Development Corp. Rev
1,825,000	5.00%, 08/01/2018	1,879,732
3,150,000	5.00%, 07/01/2046	3,409,591
1,145,000	Newburth, NY, GO 5.00%06/15/2019	1,220,009
2,750,000	PA of New York and New Jersey 5.00%10/15/2025	3,272,142
2,500,000	Sales Tax Asset Receivable Corp., NY 5.00%10/15/2029	3,021,025
245,000	Syracuse, NY, IDA 5.00%01/01/2029	280,398
	Town of Oyster Bay, NY, GO
285,000	2.50%, 03/01/2018	283,393
125,000	2.50%, 03/01/2019	123,454
615,000	2.63%, 03/01/2020	602,429
450,000	3.00%, 08/15/2017	449,932
500,000	3.00%, 03/01/2018	504,930
100,000	3.00%, 08/15/2018	99,888
205,000	3.00%, 08/15/2019	203,758
175,000	3.00%, 08/15/2020	172,699
50,000	3.75%, 12/01/2018	50,412
275,000	5.00%, 02/15/2018	277,491
95,000	5.00%, 03/15/2019	97,503
2,340,000	5.00%, 08/15/2024	2,703,706
1,555,000	TSASC, Inc., NY 5.00%06/01/2026	1,835,538
940,000	Ulster County, NY, Capital Resource Corp. Rev 7.50%09/15/2044(2)(5)	862,459
2,000,000	Ulster County, NY, IDA Kingston Regional Senior Living 6.00%09/15/2042	1,999,800
	Yonkers, NY, GO
885,000	3.00%, 08/15/2019	914,913
1,000,000	5.00%, 03/15/2021	1,126,890

		56,853,857

	North Carolina - 1.3%
1,325,000	North Carolina Eastern Municipal Power 4.00%01/01/2020	1,418,465
3,000,000	North Carolina Housing Finance Agency 4.00%07/01/2047	3,256,770
1,555,000	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge 5.88%01/01/2031	1,631,537
1,175,000	North Carolina Medical Care Commission Rev 5.00%10/01/2027	1,451,372
1,000,000	North Carolina State Medical Care Commission, Galloway Ridge, Inc. 6.00%01/01/2039	1,050,190

		8,808,334

	Ohio - 3.3%
2,000,000	Allen County, OH, Hospital Facs Rev 5.00%05/01/2023	2,308,460
	Buckeye, OH, Tobacco Settlement Finance Auth
4,000,000	5.88%, 06/01/2047	3,761,960
6,680,000	6.00%, 06/01/2042	6,325,359
	City of Cleveland, OH, Airport System Rev
1,165,000	5.00%, 01/01/2022	1,341,626
1,060,000	5.00%, 01/01/2023	1,246,083
345,000	County of Hamilton, OH, Sales Tax Rev 5.00%12/01/2027	430,905
1,750,000	County of Montgomery, OH 5.00%05/01/2039	1,820,457
2,000,000	Dayton, OH, City School Dist GO 5.00%11/01/2027	2,455,440

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 2,275,000	Lancaster, OH, Gas Rev 1.42%02/01/2019(1)	$2,271,428

		21,961,718

	Oregon - 1.6%
8,200,000	Clackamas County, OR, School Dist No. 12, GO 0.00%06/15/2040(4)	3,118,952
2,500,000	Oregon Health & Science University 4.00%07/01/2046	2,614,525
	Port of Portland, OR, Airport Rev
1,000,000	5.00%, 07/01/2031	1,149,540
750,000	5.00%, 07/01/2032	858,585
2,885,000	Washington County, OR, School Dist No. 48, GO 5.00%06/15/2035(5)	3,270,955

		11,012,557

	Other U.S. Territories - 0.1%
705,000	Puerto Rico Highway & Transportation Auth 4.95%07/01/2026	733,038

	Pennsylvania - 5.9%
945,000	Allegheny County, PA 5.00%03/01/2019	1,001,870
500,000	Allegheny County, PA, Hospital DA 5.38%08/15/2029	541,280
955,000	Allegheny County, PA, IDA Charter School 6.75%08/15/2035	1,014,439
	Beaver County, PA, GO
1,220,000	5.00%, 11/15/2020	1,337,754
1,285,000	5.00%, 11/15/2021	1,441,899
1,345,000	5.00%, 11/15/2022	1,536,878
930,000	City of Philadelphia PA Water & Wastewater Rev 5.00%11/01/2029(3)	1,129,243
2,000,000	Commonwealth Finance Auth, PA 5.00%06/01/2026	2,362,760
750,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%07/01/2031	894,075
1,805,000	Harrisburg, PA, School Dist GO 5.00%11/15/2026(3)	2,168,726
	Lancaster County, PA, Hospital Auth
495,000	5.00%, 07/01/2024	550,811
400,000	5.00%, 07/01/2025	442,592
2,410,000	Montgomery County, PA, IDA Rev 5.00%12/01/2046	2,559,998
2,250,000	Pennsylvania State IDA 5.00%07/01/2021	2,536,132
	Pennsylvania State Turnpike Commission Rev
575,000	1.70%, 12/01/2020(1)	575,316
2,000,000	1.72%, 12/01/2021(1)	2,002,160
300,000	5.00%, 12/01/2027	358,023
1,335,000	6.00%, 06/01/2028	1,391,003
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/01/2029	1,178,570
1,590,000	5.00%, 12/01/2030	1,856,866
2,000,000	5.00%, 12/01/2033	2,296,960
925,000	Pennsylvania Turnpike Commission Rev 1.80%12/01/2021(1)	928,469
	Philadelphia, PA, Municipal Auth
750,000	6.38%, 04/01/2029	816,758
800,000	6.50%, 04/01/2034	872,848
	Philadelphia, PA, School Dist GO
150,000	3.00%, 09/01/2019	153,375
1,560,000	5.00%, 09/01/2022	1,748,027
1,635,000	5.00%, 09/01/2023	1,851,310
	Pittsburgh, PA, School Dist GO
1,575,000	5.00%, 09/01/2021	1,791,578
750,000	5.00%, 09/01/2023	850,583

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 350,000	Reading, PA, School Dist GO 5.00%03/01/2038(3)	$398,503
1,000,000	Susquehanna, PA, Regional Airport Auth System Rev 5.00%01/01/2019	1,045,450

		39,634,256

	Puerto Rico - 0.8%
	Commonwealth of Puerto Rico, GO
3,685,000	5.75%, 07/01/2038*	2,114,269
5,545,000	6.00%, 07/01/2039	3,209,168

		5,323,437

	Rhode Island - 1.2%
1,415,000	Cranston, RI, GO 5.00%07/01/2019	1,517,389
1,000,000	Rhode Island Commerce Corp. 5.00%06/15/2019	1,069,920
	Rhode Island Health & Educational Bldg Corp.
1,900,000	5.00%, 05/15/2027	2,235,464
1,490,000	5.00%, 05/15/2028	1,753,417
1,500,000	Rhode Island State & Providence Plantations 4.00%10/01/2018	1,553,220

		8,129,410

	South Carolina - 0.3%
1,987,000	Lancaster County, SC, Sun City Assessment 7.70%11/01/2017*	417,270
1,625,000	South Carolina State Public Service Auth 5.00%12/01/2034	1,795,641

		2,212,911

	South Dakota - 0.8%
2,960,000	South Dakota Housing DA 3.50%11/01/2046	3,117,058
1,000,000	South Dakota State Education Enhancement 5.00%06/01/2026	1,106,730
1,000,000	South Dakota State Health & Educational Facs Auth 5.00%11/01/2029	1,151,800

		5,375,588

	Tennessee - 1.5%
1,000,000	Shelby County, TN, Health Educational & Housing Facs Board 5.00%09/01/2037	1,014,540
1,350,000	Tennessee Housing Development Agency 3.50%01/01/2047	1,429,758
	Tennessee Housing Development Agency Rev
2,395,000	3.50%, 07/01/2045	2,519,061
4,840,000	3.50%, 01/01/2047	5,142,597

		10,105,956

	Texas - 10.2%
1,000,000	Arlington, TX, Higher Education Finance Corp. Rev 5.00%08/15/2027	1,175,820
	Austin, TX, Airport System Rev
1,125,000	5.00%, 11/15/2028	1,336,174
560,000	5.00%, 11/15/2030	655,088
1,500,000	Brazos Harbor, TX, Industrial Development Corp. 5.90%05/01/2038(1)	1,541,265
500,000	Clifton, TX, Higher Education Finance Corp. 4.00%08/15/2031	541,360
5,000,000	Dallas County, TX, Utility & Reclamation Dist, GO 5.00%02/15/2027	6,111,400
1,500,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%12/01/2028	1,826,880
1,250,000	Dallas, TX, ISD GO 1.50%02/15/2034(1)	1,257,438
1,000,000	Denton, TX, ISD GO 0.00%08/15/2020(4)	961,750

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Harris County - Houston, TX
$ 2,500,000	5.00%, 11/15/2030	$2,886,725
250,000	5.00%, 11/15/2032	280,745
350,000	5.00%, 11/15/2034	390,383
2,165,000	Irving, TX, ISD GO 5.00%02/15/2027	2,643,703
1,500,000	Kerrville, TX, Health Facs Development Corp. 5.00%08/15/2035	1,636,545
	New Hope, TX, Cultural Education Facs Finance Corp.
700,000	1.85%, 11/01/2020	687,610
1,000,000	3.25%, 11/15/2022	984,210
2,375,000	5.00%, 11/01/2031	2,545,501
1,000,000	5.00%, 11/01/2046	1,044,330
	North East Texas Regional Mobility Auth
1,200,000	5.00%, 01/01/2025	1,416,900
1,870,000	5.00%, 01/01/2026	2,221,055
1,965,000	5.00%, 01/01/2027	2,307,834
	North Texas Tollway Auth Rev
5,000,000	0.00%, 01/01/2032(4)	3,110,900
1,200,000	5.00%, 01/01/2035	1,384,932
1,250,000	6.10%, 01/01/2028	1,337,507
1,985,000	San Antonio, TX, Airport System Rev 5.00%07/01/2023	2,274,214
	San Antonio, TX, Water Rev
2,200,000	5.00%, 05/15/2026	2,645,390
1,115,000	5.00%, 05/15/2031	1,328,712
1,000,000	Spring Branch, TX, ISD GO 5.00%02/01/2026	1,211,700
	Tarrant County, TX, Cultural Education Facs
1,010,000	3.88%, 11/15/2020	1,010,808
2,000,000	5.00%, 10/01/2034	2,143,960
1,000,000	Tarrant County, TX, Cultural Education Facs Finance Corp. 4.50%11/15/2021	1,001,100
2,030,000	Texas Municipal Gas Acquisition & Supply Corp. 6.25%12/15/2026	2,458,005
1,250,000	Texas State Transportation Commission Turnpike System 5.00%08/15/2032	1,408,287
2,500,000	Texas State Transportation Commission, GO 1.20%10/01/2041(1)	2,502,350
2,000,000	Travis County, TX, Health Facs Development 7.13%11/01/2040	2,371,700
	University of Texas
1,000,000	5.00%, 08/15/2026	1,255,250
2,000,000	5.00%, 07/01/2027	2,451,740
3,500,000	Wylie, TX, ISD GO 0.00%08/15/2018(4)	3,464,125

		67,813,396

	Utah - 0.4%
2,650,000	Utah Housing Corp. 4.00%01/01/2045	2,829,458

	Vermont - 0.5%
2,530,000	Vermont Housing Finance Agency 4.00%11/01/2046	2,692,907
900,000	Vermont State Econ DA Waste 4.75%04/01/2036(1)(2)	899,766

		3,592,673

	Virginia - 0.5%
1,500,000	Chesapeake Bay, VA, Bridge & Tunnel Dist 5.00%07/01/2051	1,658,820
1,750,000	Washington County, VA, IDA 7.75%07/01/2038	1,877,820

		3,536,640

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Washington - 2.0%
$ 2,060,000	Chelan County, WA, Public Utility Dist No. 1 0.00%06/01/2028(4)		$1,495,436
1,905,000	Grant County, WA, Utility Dist No. 2 5.00%01/01/2023		2,227,383
	Washington State Health Care Facs Auth Rev
1,295,000	5.00%, 01/01/2026		1,541,400
780,000	5.00%, 07/01/2028		873,951
2,000,000	5.00%, 03/01/2029		2,298,500
3,600,000	Washington State Health Care Facs Auth, VA Mason Medical 6.13%08/15/2037		3,605,148
1,150,000	Washington State Housing Finance Commission Rev 7.00%07/01/2045(2)		1,137,385

			13,179,203

	West Virginia - 0.6%
	West Virginia State Econ DA
2,000,000	1.70%, 01/01/2041(1)		1,986,300
1,740,000	1.90%, 03/01/2040(1)		1,749,361

			3,735,661

	Wisconsin - 1.5%
1,790,000	Milwaukee County, WI, Airport Rev 5.00%12/01/2025		2,045,845
	Public Finance Auth, WI
830,000	3.50%, 11/15/2023(2)		837,561
1,500,000	5.00%, 09/01/2025(2)		1,636,140
1,295,000	Wisconsin State 6.00%05/01/2036		1,407,380
	Wisconsin State Health & Educational Facs Auth Rev
2,000,000	5.00%, 11/15/2027		2,341,140
1,700,000	5.00%, 12/01/2028		1,987,317

			10,255,383

	Total Municipal Bonds (cost $635,060,286)		$650,540,813

	Total Long-Term Investments (cost $635,060,286)		$650,540,813

Short-Term Investments - 2.9%
	Other Investment Pools & Funds - 2.9%
19,508,561	Morgan Stanley Institutional Liquidity Funds, Institutional Class		19,508,561

	Total Short-Term Investments (cost $19,508,561)		$19,508,561

	Total Investments (cost $654,568,847)^	100.3%	$670,049,374
	Other Assets and Liabilities	(0.3)%	(1,998,133)

	Total Net Assets	100.0%	$668,051,241

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$ 21,289,188
Unrealized Depreciation	(5,808,661)

Net Unrealized Appreciation	$ 15,480,527

*	Non-income producing.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $11,957,815, which represented 1.8% of total net assets.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $7,209,244 at July 31, 2017.
(4)	Security is a zero-coupon bond.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	United School District
VA	Veterans Administration

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$650,540,813	$—	$650,540,813	$—
Short-Term Investments	19,508,561	19,508,561	—	—

Total	$670,049,374	$19,508,561	$650,540,813	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

Hartford Municipal Short Duration Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 94.5%
	Arizona - 1.4%
$ 250,000	Arizona State Health Facs Auth Hospital System Rev 5.00%02/01/2020	$270,295

	California - 10.7%
170,000	Alameda Corridor, CA, Transportation Auth Rev 0.00%10/01/2018(1)	165,679
250,000	Bay Area Toll Auth Bridge Rev, CA 1.88%04/01/2047(2)	253,012
	California County Tobacco Securitization Agency
200,000	4.00%, 06/01/2018	204,596
195,000	5.00%, 06/01/2020	213,482
250,000	California Health Facs Finance Auth Rev 5.88%07/01/2025	273,060
200,000	Jurupa, CA, Public Financing Auth 4.00%09/01/2018	205,780
80,000	Long Beach Bond Finance Auth, CA 5.25%11/15/2018	84,038
250,000	Orange County, CA, Community Facs Dist 4.00%08/15/2021	267,089
10,000	Palomar Health, CA, Rev 3.00%11/01/2017	10,025
100,000	Riverside County, CA, Infrastructure Financing Auth 4.00%11/01/2018	103,903
75,000	Roseville, CA, Natural Gas Financing Auth 5.00%02/15/2023	84,221
35,000	San Jose, CA, Redevelopment Agency 6.50%08/01/2018	35,872
100,000	Tustin, CA, Community Facs Dist 3.00%09/01/2019	102,932

		2,003,689

	Colorado - 2.9%
110,000	Colorado Health Facs Auth Rev 2.00%09/01/2017	110,085
150,000	Denver, CO, Convention Center Hotel Auth 5.00%12/01/2022	172,467
	E-470 Public Highway, CO, Auth Rev
50,000	0.00%, 09/01/2019(1)	48,292
40,000	1.88%, 09/01/2039(2)	40,424
150,000	Park Creek, CO, Metropolitan Dist 5.00%12/01/2021	165,805

		537,073

	Connecticut - 3.7%
150,000	City of Bridgeport, CT, GO 4.00%08/15/2021	163,393
150,000	City of New Haven, CT, GO 5.00%08/15/2021	168,654
100,000	Connecticut State Health & Educational Facs Auth 3.25%09/01/2021(3)	100,215
250,000	Town of Hamden, CT, GO 5.00%08/15/2019	266,575

		698,837

	District of Columbia - 0.6%
95,000	Metropolitan Washington, DC, Airports Auth 5.00%10/01/2039	105,164

	Florida - 2.4%
165,000	Broward County, FL, Airport System Rev 5.00%10/01/2020	183,465
200,000	City of Port, St. Lucie, FL 1.75%07/01/2022	199,158

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 50,000	Miami-Dade County, FL, Aviation Rev 5.00%10/01/2024	$59,887

		442,510

	Georgia - 1.8%
	Burke County, GA, DA Rev
55,000	1.85%, 12/01/2049(2)	55,000
70,000	2.35%, 10/01/2032(2)	70,654
100,000	Monroe County, GA, DA Rev 2.40%01/01/2039(2)	100,307
100,000	Municipal Electric Auth, GA 5.00%11/01/2022	115,835

		341,796

	Guam - 0.8%
150,000	Antonio B Won Pat International Airport Auth 5.00%10/01/2018	155,262

	Illinois - 18.0%
	Chicago, IL, Transit Auth
100,000	5.00%, 06/01/2019	106,547
100,000	5.00%, 06/01/2020	109,332
100,000	5.00%, 12/01/2022	112,508
95,000	City of Chicago, IL, GO 4.00%01/01/2020	95,103
250,000	City of Chicago, IL, O’Hare International Airport 5.25%01/01/2019	264,050
70,000	City of Chicago, IL, Park Dist GO 3.00%01/01/2021	71,929
160,000	City of Chicago, IL, Wastewater Transmission Rev 0.00%01/01/2022(1)	142,210
	City of Chicago, IL, Waterworks Rev
100,000	5.00%, 11/01/2018	104,767
20,000	5.00%, 11/01/2020	21,968
	Cook County, IL, GO
90,000	5.00%, 11/15/2017	91,017
100,000	5.00%, 11/15/2019	106,522
150,000	5.00%, 11/15/2022	168,525
50,000	Illinois Finance Auth 5.00%08/15/2020	54,316
125,000	Illinois Housing DA 3.05%08/01/2022	132,770
	Illinois State Finance Auth Rev
90,000	4.50%, 05/15/2020	92,530
125,000	5.00%, 08/15/2017	125,130
100,000	5.00%, 11/15/2021	113,442
150,000	5.00%, 02/15/2022	165,367
130,000	7.75%, 08/15/2034	147,476
250,000	Illinois State Toll Highway Auth, Taxable Rev 5.00%12/01/2017	253,342
	Illinois State, GO
180,000	4.00%, 06/15/2020	190,391
100,000	5.00%, 02/01/2020	105,636
120,000	5.00%, 02/01/2022	129,811
100,000	Kane McHenry Cook & DeKalb Counties, IL, Community School Dist GO 4.00%01/01/2020	106,020
	Metropolitan Pier & Exposition Auth, IL
50,000	0.00%, 12/15/2019(1)	47,399
50,000	0.00%, 06/15/2021(1)	44,750
100,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%06/01/2018	103,043
50,000	Railsplitter, IL, Tobacco Settlement Auth 5.25%06/01/2021	56,769
100,000	Southern Illinois Univ 4.00%04/01/2018	101,173

		3,363,843

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Louisiana - 3.8%
	City of New Orleans, LA, Sewerage Service Rev
$ 165,000	5.00%, 06/01/2018	$170,285
110,000	5.00%, 06/01/2021	123,308
100,000	Louisiana State Public Facs Auth Rev 3.00%05/15/2018	101,398
	New Orleans, LA, Aviation Board
75,000	5.00%, 01/01/2019	78,921
200,000	5.00%, 01/01/2023(4)	228,320

		702,232

	Maryland - 0.1%
20,000	Maryland Econ Development Corp. 4.00%06/01/2020	21,396

	Massachusetts - 1.7%
	Massachusetts Educational Financing Auth
20,000	5.00%, 07/01/2023	23,112
80,000	5.00%, 07/01/2024	92,950
35,000	Massachusetts Housing Finance Agency 1.50%12/01/2047(2)(4)	35,012
150,000	Massachusetts State Development Finance Agency Rev 5.00%07/01/2022	171,855

		322,929

	Michigan - 4.6%
	Michigan Finance Auth
150,000	5.00%, 04/01/2019	158,172
150,000	5.00%, 07/01/2019	160,146
150,000	5.00%, 11/15/2022	175,404
100,000	State of Michigan 5.00%03/15/2021	113,067
250,000	Wayne County, MI, Airport Auth Rev 5.00%12/01/2021	253,277

		860,066

	Minnesota - 0.7%
135,000	City of Rochester, MN, Healthcare & Housing Rev Facs 3.50%12/01/2018	137,228

	Missouri - 0.9%
50,000	City of State Louis, MO, Airport Rev 5.00%07/01/2023	59,303
100,000	Kirkwood, MO, IDA 5.00%05/15/2022	108,706

		168,009

	Nebraska - 1.3%
120,000	Central Plains, NE, Energy Proj Gas Rev 5.25%12/01/2021	138,731
100,000	Washington County, NE 2.38%09/01/2030(2)	102,045

		240,776

	Nevada - 1.8%
90,000	Clark County, NV 2.25%12/01/2019	90,019
250,000	Clark County, NV, School Dist GO 5.00%06/15/2022	253,787

		343,806

	New Jersey - 1.9%
50,000	City of Atlantic, NJ, GO 5.00%03/01/2020	53,868
280,000	New Jersey Educational Facs Auth Rev 5.00%09/01/2019	293,790

		347,658

	New York - 4.0%
	New York State Dormitory Auth Rev

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 100,000	4.00%, 12/01/2018(3)	$102,738
250,000	4.00%, 05/01/2019	262,400
	New York Transportation Development Corp. Rev
80,000	5.00%, 08/01/2018	82,399
100,000	5.00%, 01/01/2019	105,329
25,000	Oyster Bay, NY, Public Improvement, GO 5.00%02/15/2019	25,626
60,000	Town of Oyster Bay, NY, GO 3.00%08/15/2020	59,211
100,000	TSASC, Inc, NY 5.00%06/01/2020	109,624

		747,327

	North Dakota - 0.8%
140,000	North Dakota Housing Finance Agency 3.50%07/01/2046	149,468

	Ohio - 0.7%
	City of Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	69,097
60,000	5.00%, 01/01/2023	70,533

		139,630

	Pennsylvania - 8.5%
165,000	Allegheny County, PA, Hospital DA 5.38%08/15/2029	178,622
125,000	Beaver County, PA, GO 4.00%11/15/2018	129,933
250,000	Commonwealth of Pennsylvania, GO 5.00%08/15/2019	269,655
100,000	Lancaster County, PA, Hospital Auth 5.00%07/01/2020	107,646
150,000	Montgomery County, PA, IDA Rev 4.00%12/01/2020	159,260
250,000	Pennsylvania Turnpike Commission Rev 1.80%12/01/2021(2)	250,937
150,000	Philadelphia, IDA 5.00%12/01/2022	171,732
	Philadelphia, School Dist GO
85,000	4.00%, 09/01/2022	87,707
65,000	5.00%, 09/01/2020	70,690
150,000	Reading, PA, School Dist GO 5.00%03/01/2023(4)	173,762

		1,599,944

	Rhode Island - 2.2%
150,000	Rhode Island Health & Educational Building Corp. 5.00%05/15/2022	169,913
60,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%10/01/2032	61,440
100,000	Rhode Island Tobacco Settlement Financing Corp. 5.00%06/01/2020	108,666
60,000	Rhode Island Tobacco Settlement Financing Corp. 5.00%06/01/2021	66,459

		406,478

	South Dakota - 0.6%
100,000	South Dakota Health & Educational Facs Auth 5.00%11/01/2020	111,243

	Tennessee - 3.2%
150,000	Shelby County, TN, Health Educational & Housing Facs Board 4.00%09/01/2022	160,517
	Tennessee Housing Development Agency Rev
170,000	3.50%, 07/01/2045	178,806
245,000	3.50%, 01/01/2047	260,317

		599,640

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Texas - 13.0%
$120,000	Arlington, TX, Higher Education Finance Corp. Rev 4.00%02/15/2018		$121,878
105,000	City of San Antonio, TX, Airport System 5.00%07/01/2022		121,044
200,000	Corpus Christi Independent School Dist 2.00%08/15/2047(2)(4)		202,720
210,000	Harris County-Houston, TX, Sports Auth 5.00%11/15/2020		233,959
100,000	Kerrville, TX, Health Facs Development Corp. 5.00%08/15/2020		108,386
400,000	Leander, TX, ISD GO 0.00%08/15/2017(1)		399,896
	Lower Colorado River, TX, Auth Rev
120,000	4.00%, 05/15/2020		128,929
100,000	5.00%, 05/15/2020		110,167
150,000	New Hope, TX, Cultural Education Facs Finance Corp. 1.70%11/01/2019		148,234
265,000	North Texas Tollway Auth Rev 5.63%01/01/2033		270,132
100,000	Tarrant County, TX, Cultural Education Facs Finance Corp. 4.50%11/15/2021		100,110
75,000	Texas State Municipal Gas Acquisition & Supply Corp. 5.25%12/15/2017		76,160
400,000	University of Texas 5.00%07/01/2018		415,032

			2,436,647

	Virginia - 0.5%
90,000	Wise County, VA, IDA Rev 1.88%11/01/2040(2)		90,780

	Washington - 1.3%
55,000	State of Washington, GO 5.00%08/01/2019		59,379
80,000	Washington State Health Care Facs Auth Rev 5.00%10/01/2039		85,585
100,000	Washington State Housing Finance Commission 4.38%01/01/2021(3)		100,031

			244,995

	Wisconsin - 0.6%
100,000	Public Finance Auth, WI 5.00%05/15/2020(3)		106,956

	Total Municipal Bonds (cost $17,591,664)		$17,695,677

	Total Long-Term Investments (cost $17,591,664)		$17,695,677

Short-Term Investments - 7.8%
	Other Investment Pools & Funds - 7.8%
1,461,658	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$1,461,658

	Total Short-Term Investments (cost $1,461,658)		$1,461,658

	Total Investments (cost $19,053,322)^	102.3%	$19,157,335
	Other Assets and Liabilities	(2.3)%	(422,349)

	Total Net Assets	100.0%	$18,734,986

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$130,382
Unrealized Depreciation	(26,369)

Net Unrealized Appreciation	$103,013

(1)	Security is a zero-coupon bond.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $409,940, which represented 2.2% of total net assets.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $634,201 at July 31, 2017.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

Hartford Municipal Short Duration Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$17,695,677	$—	$17,695,677	$—
Short-Term Investments	1,461,658	1,461,658	—	—

Total	$19,157,335	$1,461,658	$17,695,677	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

The Hartford Quality Bond Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 28.1%
	Asset-Backed - Automobile - 0.8%
$ 550,000	AmeriCredit Automobile Receivables Trust 3.41%10/08/2020(1)	$551,454
525,000	Santander Drive Auto Receivables Trust 2.74%01/15/2021	529,894

		1,081,348

	Asset-Backed - Credit Card - 0.5%
605,000	Cabela’s Credit Card Master Note Trust 2.71%02/17/2026(1)	611,002

	Asset-Backed - Finance & Insurance - 6.9%
	BlueMountain CLO Ltd.
675,000	2.59%, 11/20/2028(1)(2)	679,286
605,000	3.80%, 04/13/2027(1)(2)	605,105
550,000	Bowman Park CLO Ltd. 2.37%11/23/2025(1)(2)	550,058
250,000	Carlyle Global Market Strategies Ltd. 2.60%04/17/2025(1)(2)	250,809
410,000	Cent CLO Ltd. 2.43%07/23/2025(1)(2)	410,553
125,000	HSI Asset Securitization Corp. Trust 1.50%02/25/2036(2)	121,400
761,308	LCM XVII L.P. 2.65%10/15/2026(1)(2)	763,166
	Madison Park Funding Ltd.
785,000	2.57%, 07/20/2026(1)(2)	788,359
250,000	2.61%, 10/23/2025(1)(2)	250,128
445,000	Magnetite CLO Ltd. 2.60%04/15/2026(1)(2)	445,287
	Nationstar HECM Loan Trust
255,004	1.97%, 05/25/2027(1)	254,816
101,660	2.24%, 06/25/2026(1)(2)	102,802
1,210,000	NRZ Advance Receivables Trust 3.11%12/15/2050(1)	1,215,792
173,413	SoFi Consumer Loan Program LLC 3.05%12/26/2025(1)	175,409
875,000	Springleaf Funding Trust 3.16%11/15/2024(1)	882,392
265,000	SPS Servicer Advance Receivables Trust 2.53%11/16/2048(1)	262,837
	Towd Point Mortgage Trust
790,706	2.75%, 10/25/2056(1)(2)	791,565
247,183	2.75%, 04/25/2057(1)(2)	249,565

		8,799,329

	Asset-Backed - Home Equity - 2.0%
189,157	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.51%08/25/2033(2)	188,276
146,701	Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.28%10/25/2033(2)	147,377
1,166,066	New Residential Mortgage Loan Trust 4.00%02/25/2057(1)(2)	1,220,980
960,000	NRZ Advance Receivables Trust 2.58%10/15/2049(1)	955,811

		2,512,444

	Commercial Mortgage - Backed Securities - 9.5%
1,100,000	245 Park Avenue Trust 3.66%06/05/2037(1)(2)	1,123,063
265,000	Citigroup Commercial Mortgage Trust 3.15%11/15/2049	266,554
	Commercial Mortgage Trust
1,150,000	3.35%, 02/10/2048	1,174,486

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 618,000	3.63%, 10/10/2048	$644,046
925,000	3.70%, 08/10/2048	968,783
	CSAIL Commercial Mortgage Trust
1,180,950	3.72%, 08/15/2048	1,237,198
925,000	3.81%, 11/15/2048	970,445
750,000	CSMC Trust 2.76%04/05/2033(1)	760,460
	FREMF Mortgage Trust
610,000	2.82%, 03/25/2045(1)(2)	609,063
320,000	3.70%, 04/25/2048(1)(2)	326,097
1,240,000	3.94%, 08/25/2023(1)(2)	1,292,838
165,000	4.22%, 06/25/2047(1)(2)	175,071
184,000	4.34%, 12/25/2044(1)(2)	195,981
200,000	4.54%, 10/25/2030(1)(2)	204,319
720,752	4.61%, 01/25/2048(1)(2)	770,222
500,000	GS Mortgage Securities Corp. 2.52%07/15/2032(1)(2)(3)	500,000
350,000	Wells Fargo Commercial Mortgage Trust 3.70%11/15/2048	366,943
465,000	WF-RBS Commercial Mortgage Trust 3.61%11/15/2047	484,652

		12,070,221

	Whole Loan Collateral CMO - 8.4%
144,812	Angel Oak Mortgage Trust LLC 2.81%01/25/2047(1)(2)	145,190
	COLT Mortgage Loan Trust
240,989	2.75%, 09/25/2046(1)(2)	243,282
584,550	3.75%, 12/26/2046(1)(2)	598,136
	Connecticut Avenue Securities
207,198	2.68%, 01/25/2029(2)	209,950
567,345	6.23%, 07/25/2025(2)	635,428
313,039	Deephaven Residential Mortgage Trust 2.73%12/26/2046(1)(2)	313,245
	Fannie Mae Connecticut Avenue Securities
1,115,000	1.77%, 01/25/2030(2)	1,114,993
419,271	2.08%, 11/25/2029(2)	421,229
653,524	2.38%, 09/25/2029(2)	659,651
865,000	5.48%, 01/25/2029(2)	969,517
850,000	5.68%, 01/25/2029(2)	947,229
377,414	GSR Mortgage Loan Trust 3.38%01/25/2036(2)	366,187
75,283	IndyMac Index Mortgage Loan Trust 3.64%06/25/2036(2)	67,516
	LSTAR Securities Investment Trust
351,076	3.23%, 02/01/2022(1)(2)	349,163
256,122	3.23%, 04/01/2022(1)(2)	252,423
121,288	MortgageIT Trust 1.87%02/25/2035(2)	117,680
	New Residential Mortgage Loan Trust
95,241	3.75%, 05/25/2054(1)(2)	98,867
273,947	3.75%, 11/25/2056(1)(2)	284,569
161,189	Residential Accredit Loans, Inc. 4.12%09/25/2035(2)	136,465
84,081	Residential Funding Mortgage Securities, Inc. 3.58%09/25/2035(2)	82,788
45,769	Sequoia Mortgage Trust 1.69%02/20/2035(2)	45,227
155,172	Springleaf Mortgage Loan Trust 3.52%12/25/2065(1)(2)	154,875
725,891	Thornburg Mortgage Securities Trust 3.10%04/25/2045(2)	727,776
	Towd Point Mortgage Trust
527,215	2.25%, 04/25/2056(1)(2)	526,127
97,774	2.75%, 04/25/2055(1)(2)	98,598
364,326	2.75%, 08/25/2055(1)(2)	368,197

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 117,538	3.00%, 03/25/2054(1)(2)	$118,895
642,000	3.75%, 04/25/2055(1)(2)	659,329

		10,712,532

	Total Asset & Commercial Mortgage Backed Securities (cost $35,488,598)	$35,786,876

U.S. Government Agencies - 103.5%
	FHLMC - 39.7%
$ 16,560	0.00%, 11/15/2036(4)(5)	$15,555
7,290,704	0.29%, 01/25/2027(2)(6)	175,575
4,407,438	0.61%, 03/25/2027(2)(6)	218,917
2,829,906	0.71%, 01/25/2024(2)(6)	114,685
695,000	1.66%, 07/25/2041(2)(6)	58,908
2,250,000	1.75%, 11/25/2040(2)(6)	180,740
291,678	2.43%, 07/25/2029(2)	295,775
329,240	2.43%, 08/25/2029(2)	332,954
348,013	2.50%, 12/15/2026(6)	22,902
1,545,833	2.50%, 03/15/2028(6)	127,422
224,221	2.50%, 05/15/2028(6)	17,718
323,901	3.00%, 05/15/2032(6)	27,528
1,300,000	3.00%, 08/01/2032(3)(7)	1,337,865
209,947	3.00%, 03/15/2033(6)	27,553
1,110,600	3.00%, 01/01/2037	1,132,254
641,054	3.00%, 06/15/2041	656,905
1,456,813	3.00%, 07/15/2041	1,491,972
317,946	3.00%, 01/15/2045	293,607
1,831,213	3.00%, 11/01/2046	1,837,821
6,155,252	3.00%, 12/01/2046	6,172,281
3,900,000	3.00%, 08/01/2047(3)(7)	3,906,359
995,000	3.12%, 10/25/2031(2)	994,288
560,250	3.18%, 05/25/2025(2)	577,815
625,000	3.43%, 01/25/2027(2)	656,124
407,983	3.50%, 06/15/2026(6)	31,806
117,860	3.50%, 09/15/2026(6)	11,688
213,306	3.50%, 03/15/2027(6)	21,399
1,025,265	3.50%, 03/15/2041(6)	127,320
2,492,591	3.50%, 07/01/2047	2,570,091
7,800,000	3.50%, 08/01/2047(3)(7)	8,035,828
1,500,000	3.50%, 08/01/2047	1,546,638
343,443	4.00%, 08/15/2026(6)	35,556
502,155	4.00%, 07/15/2027(6)	53,123
990,381	4.00%, 03/15/2028(6)	105,346
211,084	4.00%, 06/15/2028(6)	23,806
412,336	4.00%, 06/15/2041	437,702
571,000	4.00%, 08/15/2043	617,087
380,077	4.00%, 07/01/2044	400,523
10,250,000	4.00%, 08/01/2047(3)(7)	10,796,132
133,176	4.50%, 02/01/2039	142,975
1,301,143	4.50%, 07/01/2042	1,400,190
235,225	4.50%, 09/01/2044	252,242
660,000	4.50%, 08/01/2047(3)(7)	707,902
291,804	5.00%, 09/15/2033(6)	61,514
537,294	5.00%, 05/01/2039	589,237
836,929	5.00%, 08/01/2039	919,870
311,370	5.00%, 07/01/2041	341,882
100,000	5.00%, 08/01/2047(3)(7)	108,891
61,075	5.50%, 08/15/2033	68,232
409,278	5.50%, 04/01/2038	455,149

		50,535,652

	FNMA - 33.4%
$ 133,758	0.00%, 06/25/2036(4)(5)	$117,174
234,080	1.68%, 04/25/2055(2)(6)	12,170
727,579	1.88%, 06/25/2055(2)(6)	41,798
910,817	1.99%, 08/25/2044(2)(6)	46,701
497,785	2.00%, 09/25/2039	484,065

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 335,000	2.00%, 02/25/2043	$280,231
55,553	2.50%, 06/25/2028(6)	4,447
29,713	2.50%, 02/01/2030	30,061
262,110	2.50%, 12/01/2031	264,446
2,780,000	2.50%, 08/01/2032(3)(7)	2,803,130
420,000	2.50%, 03/25/2043	370,010
1,891,342	2.54%, 07/01/2026	1,853,662
100,000	2.68%, 05/01/2025	100,830
457,295	2.71%, 12/01/2027	452,328
609,120	2.85%, 06/01/2027	613,587
1,140,000	2.87%, 02/01/2032	1,102,499
950,000	2.95%, 10/01/2025	969,252
346,798	2.95%, 01/01/2028	349,133
1,170,000	2.97%, 06/01/2027	1,179,666
975,000	2.99%, 11/01/2025	991,677
563,981	3.00%, 02/25/2027(6)	47,013
182,767	3.00%, 09/25/2027(6)	17,949
507,485	3.00%, 02/25/2028(6)	47,476
148,497	3.00%, 04/25/2028(6)	14,112
175,216	3.00%, 06/01/2032	180,331
221,521	3.00%, 07/01/2032	227,987
650,000	3.00%, 08/01/2032(3)(7)	668,611
1,133,027	3.00%, 03/01/2037	1,155,059
482,587	3.00%, 04/25/2045	455,985
6,200,000	3.00%, 08/01/2047(3)(7)	6,209,688
348,496	3.02%, 03/01/2027	354,361
720,800	3.09%, 03/01/2027	736,269
1,340,261	3.10%, 01/01/2027	1,373,077
410,000	3.13%, 04/01/2027	419,658
255,000	3.17%, 03/01/2027	261,906
445,000	3.25%, 04/01/2027	459,836
115,200	3.34%, 03/01/2027	119,776
1,340,000	3.38%, 12/01/2029	1,386,869
1,973,146	3.50%, 11/01/2026	2,056,921
243,951	3.50%, 05/25/2027(6)	26,065
352,400	3.50%, 10/25/2027(6)	41,134
86,547	3.50%, 05/25/2030(6)	10,935
106,298	3.50%, 08/25/2030(6)	11,932
282,852	3.50%, 02/25/2031(6)	28,096
202,260	3.50%, 09/25/2035(6)	31,981
268,347	3.50%, 09/01/2043	276,664
460,944	3.50%, 10/01/2044	477,075
495,119	3.50%, 02/01/2045	510,093
936,011	3.50%, 01/01/2046	964,318
459,172	3.50%, 02/01/2046	473,058
959,161	3.50%, 09/01/2046	988,169
404,066	3.50%, 10/01/2046	416,286
161,690	3.50%, 10/25/2046(6)	36,534
286,941	3.50%, 11/01/2046	297,046
1,242,252	3.57%, 10/01/2029	1,310,520
5,000	3.86%, 12/01/2025	5,408
14,168	3.87%, 10/01/2025	15,241
14,518	3.89%, 05/01/2030	15,353
334,523	3.96%, 05/01/2034	354,583
157,429	3.97%, 05/01/2029	170,372
547,726	4.00%, 05/25/2027(6)	53,738
700,000	4.00%, 08/01/2032(3)(7)	725,047
710,182	4.00%, 12/01/2040	750,238
177,192	4.00%, 03/01/2041	187,287
53,234	4.00%, 03/25/2042(6)	7,962
29,074	4.00%, 08/01/2044	30,636
261,989	4.00%, 10/01/2044	276,057
467,741	4.00%, 11/01/2044	492,907
481,671	4.00%, 05/01/2045	507,388
284,224	4.00%, 07/01/2045	302,313
997,430	4.00%, 05/01/2046	1,052,762

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 248,821	4.00%, 06/01/2046	$262,090
286,503	4.00%, 04/01/2047	304,940
1,685,000	4.00%, 08/01/2047(3)(7)	1,773,923
9,201	4.06%, 10/01/2028	10,083
489,332	4.06%, 03/01/2030	529,735
99,371	4.50%, 07/25/2027(6)	10,966
135,016	4.50%, 08/01/2041	146,687
38,540	4.50%, 09/01/2041	41,718
56,961	5.46%, 05/25/2042(2)(6)	6,455
325,000	5.50%, 08/01/2047(3)(7)	359,677

		42,553,223

	GNMA - 28.3%
$ 548,176	2.14%, 04/20/2040	$469,431
245,161	3.00%, 09/20/2028(6)	23,627
266,977	3.00%, 09/16/2042	246,953
260,062	3.00%, 09/20/2042	241,302
138,808	3.00%, 02/16/2043(6)	24,661
79,278	3.00%, 08/15/2045	80,447
185,535	3.00%, 11/20/2045	188,395
10,581,150	3.00%, 12/20/2046(8)	10,744,253
201,001	3.00%, 05/20/2047	183,870
1,600,000	3.00%, 08/01/2047(3)(7)	1,623,250
121,477	3.50%, 02/16/2027(6)	11,943
289,344	3.50%, 03/20/2027(6)	30,303
347,095	3.50%, 02/20/2041(6)	49,901
582,415	3.50%, 04/20/2042(6)	82,314
862,530	3.50%, 10/20/2042(6)	164,468
496,121	3.50%, 07/20/2043(6)	74,941
1,674,070	3.50%, 03/20/2047	1,740,978
1,189,600	3.50%, 04/20/2047	1,237,145
3,350,000	3.50%, 08/01/2047(3)(7)	3,480,859
1,827,584	4.00%, 04/16/2026(6)	202,171
90,887	4.00%, 12/16/2026(6)	10,148
1,100,164	4.00%, 05/20/2029(6)	122,902
194,326	4.00%, 02/15/2041	207,231
46,643	4.00%, 05/16/2042(6)	7,523
576,231	4.00%, 09/16/2042(6)	159,314
164,403	4.00%, 03/20/2043(6)	37,314
68,396	4.00%, 01/20/2044(6)	14,641
1,158,200	4.00%, 04/20/2047	1,222,790
2,425,000	4.00%, 08/01/2047(3)(7)	2,553,070
800,000	4.00%, 09/01/2047(3)(7)	841,156
472,440	4.50%, 06/20/2039	504,098
265,958	4.50%, 09/16/2040	296,836
72,012	4.50%, 09/20/2041	77,116
41,552	4.50%, 05/20/2044	44,183
88,483	4.50%, 06/20/2044	94,085
75,317	4.50%, 10/20/2044	80,086
246,433	4.50%, 04/20/2045(6)	57,630
47,287	4.50%, 01/20/2046	50,282
5,635,000	4.50%, 08/01/2047(3)(7)	5,983,666
193,079	5.00%, 05/20/2034	215,007
58,895	5.00%, 07/15/2039	65,747
693,877	5.00%, 02/16/2040(6)	164,745
473,778	5.00%, 05/20/2040(6)	115,785
681,090	5.00%, 04/20/2041	838,604
45,369	5.00%, 06/15/2041	49,933
229,421	5.00%, 10/16/2041(6)	39,237
43,428	5.00%, 03/15/2044	47,677
183,514	5.00%, 01/16/2047(6)	46,406
539,526	5.50%, 05/20/2038	595,498
420,098	5.50%, 03/20/2039(6)	97,418
528,168	5.50%, 02/16/2047(6)	128,816
31,524	6.00%, 01/15/2039	35,536
205,378	6.00%, 09/15/2040	231,489

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 453,710	6.00%, 02/20/2046(6)		$110,534

			36,047,715

	SLM Student Loan Trust - 2.1%
$ 477,108	1.86%, 04/27/2026(1)(2)		$478,489
370,126	1.98%, 05/26/2026(2)		367,903
855,391	2.45%, 12/15/2033(1)(2)		863,904
868,125	2.81%, 04/25/2023(2)		889,468

			2,599,764

	Total U.S. Government Agencies (cost $131,335,287)		$131,736,354

U.S. Government Securities - 2.5%
	Other Direct Federal Obligations - 0.6%
	FHLB - 0.6%
$ 700,000	Tennessee Valley Authority 4.25%09/15/2065		$780,969

	U.S. Treasury Securities - 1.9%
	U.S. Treasury Notes - 1.9%
2,359,034	U.S. Treasury Notes 0.13%01/15/2023(9)		2,349,895

			2,349,895

	Total U.S. Government Securities (cost $3,189,297)		$3,130,864

	Total Long-Term Investments (cost $170,013,182)		$170,654,094
Short-Term Investments - 0.6%
	Other Investment Pools & Funds - 0.6%
825,276	Fidelity Institutional Government Fund, Institutional Class		$825,276

	Total Short-Term Investments (cost $825,276)		$825,276

	Total Investments (cost $170,838,458)^	134.7%	$171,479,370
	Other Assets and Liabilities	(34.7)%	(44,218,122)

	Total Net Assets	100.0%	$127,261,248

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,149,321
Unrealized Depreciation	(508,409)

Net Unrealized Appreciation	$640,912

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $23,527,579, which represented 18.5% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $52,275,571 at July 31, 2017.
(4)	Securities disclosed are principal-only strips.
(5)	Security is a zero-coupon bond.
(6)	Securities disclosed are interest-only strips.
(7)	Represents or includes a TBA transaction.
(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Futures Contracts Outstanding at July 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	214	09/20/2017	$26,960,146	$26,940,594	$(19,552)
U.S. Treasury 2-Year Note Future	8	09/29/2017	1,731,607	1,730,750	(857)
U.S. Treasury 5-Year Note Future	20	09/29/2017	2,359,419	2,362,969	3,550
U.S. Treasury Long Bond Future	14	09/20/2017	2,131,962	2,141,562	9,600
U.S. Ultra Bond Future	39	09/20/2017	6,365,438	6,415,500	50,062

Total					$42,803

Short position contracts:
U.S. 10-Year Ultra Future	47	09/20/2017	$6,337,203	$6,347,203	$(10,000)

Total futures contracts					$32,803

TBA Sale Commitments Outstanding at July 31, 2017
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.00%	$6,400,000	08/01/2047	$(6,410,435)	$8,565
FNMA, 2.50%	4,250,000	08/01/2032	(4,285,361)	(22,827)
FNMA, 3.00%	13,947,000	08/01/2047	(13,968,792)	(113,929)
FNMA, 3.50%	4,490,000	08/01/2032	(4,679,948)	(5,086)
FNMA, 3.50%	6,300,000	08/01/2047	(6,486,047)	(34,531)
FNMA, 4.50%	5,460,000	08/01/2047	(5,861,395)	(7,725)
FNMA, 5.00%	1,600,000	08/01/2047	(1,749,125)	(3,875)
GNMA, 3.00%	2,450,000	08/01/2047	(2,485,601)	(16,844)

Total (proceeds $45,730,452)			$(45,926,704)	$(196,252)

At July 31, 2017, the aggregate market value of TBA Sale Commitments represents (36.1)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	2.14% Fixed	USD	3,080,000	05/15/24	$—	$—	$(14,646)	$(14,646)
3M USD LIBOR	2.20% Fixed	USD	3,065,000	05/15/24	—	—	(26,057)	(26,057)
3M USD LIBOR	2.20% Fixed	USD	3,075,000	05/15/24	—	—	(26,142)	(26,142)
3M USD LIBOR	2.27% Fixed	USD	5,925,000	07/14/27	—	—	(20,618)	(20,618)

Total					$—	$—	$(87,463)	$(87,463)

Foreign Currency Contracts Outstanding at July 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
JPY	Sell	08/04/17	JPM	$5,414,171	$5,497,766	$(83,595)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

The Hartford Quality Bond Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$35,786,876	$—	$35,786,876	$—
U.S. Government Agencies	131,736,354	—	131,736,354	—
U.S. Government Securities	3,130,864	—	3,130,864	—
Short-Term Investments	825,276	825,276	—	—
Futures Contracts(2)	63,212	63,212	—	—

Total	$171,542,582	$888,488	$170,654,094	$—

Liabilities
Foreign Currency Contracts(2)	$(83,595)	$—	$(83,595)	$—
Futures Contracts(2)	(30,409)	(30,409)	—	—
Swaps - Interest Rate(2)	(87,463)	—	(87,463)	—
TBA Sale Commitments	(45,926,704)	—	(45,926,704)	—

Total	$(46,128,171)	$(30,409)	$(46,097,762)	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Real Total Return Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 61.0%
	Automobiles & Components - 2.2%
4,559	Bridgestone Corp.	$191,804
56,000	Brilliance China Automotive Holdings Ltd.	141,681
6,300	BYD Co., Ltd. Class H	39,211
22,800	Fuyao Glass Industry Group Co., Ltd. Class H(1)	77,609
36,000	Geely Automobile Holdings Ltd.	83,129
62,500	Great Wall Motor Co., Ltd. Class H	80,048
74,000	Guangzhou Automobile Group Co., Ltd. Class H	159,019
369	Hankook Tire Co., Ltd.	20,621
25,267	Hota Industrial Manufacturing Co., Ltd.	115,643
9,049	Hu Lane Associate, Inc.	53,943
317	Hyundai Motor Co.	41,037
13,740	Isuzu Motors Ltd.	188,406
20,000	Minth Group Ltd.	92,090
6,213	Subaru Corp.	224,147
8,079	Superalloy Industrial Co., Ltd.	34,782
3,841	Suzuki Motor Corp.	182,068
6,457	Tokai Rika Co., Ltd.	118,566
4,722	Toyota Industries Corp.	253,344
5,693	TS Tech Co., Ltd.	168,727

		2,265,875

	Banks - 1.1%
52,850	China Merchants Bank Co., Ltd. Class H	173,535
170,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	125,257
12,400	Grupo Financiero Banorte S.A.B. de C.V. Series O	82,184
1,235	KB Financial Group, Inc.	65,665
66,691	Mitsubishi UFJ Financial Group, Inc.	423,095
13,958	San-In Godo Bank Ltd.	113,371
3,876	Sumitomo Mitsui Trust Holdings, Inc.	142,339
3,850	Woori Bank	65,754

		1,191,200

	Capital Goods - 2.8%
5,431	Airtac International Group	73,462
12,798	Bizlink Holding, Inc.	95,316
14,000	China Communications Construction Co., Ltd. Class H	18,646
127	CJ Corp.	22,014
2,774	Daifuku Co., Ltd.	95,803
590	FANUC Corp.	120,628
26,000	Haitian International Holdings Ltd.	74,483
1,735	Harmonic Drive Systems, Inc.	74,944
30,263	Hazama Ando Corp.	208,831
733	Hirata Corp.	82,951
5,578	HizeAero Co., Ltd.*	44,961
258	Hyundai Heavy Industries Co., Ltd.*	40,200
20,995	ITOCHU Corp.	329,233
9,910	JGC Corp.	158,749
8,760	Kinden Corp.	136,354
4,047	Minebea Mitsumi, Inc.	66,676
617	Nidec Corp.	67,987
7,346	Nippo Corp.	149,448
1,787	Samsung Heavy Industries Co., Ltd.*	17,884
83	SK Holdings Co., Ltd.	20,131
611	SMC Corp.	194,241
6,884	Tadano Ltd.	85,262
17,884	Taisei Corp.	171,186
18,840	Takuma Co., Ltd.	192,954
21,657	Toshiba Machine Co., Ltd.	102,841
7,211	Toshiba Plant Systems & Services Corp.	117,426
6,660	Voltronic Power Technology Corp.	114,203
39,000	Weichai Power Co., Ltd. Class H	37,536
38,800	Zoomlion Heavy Industry Science and Technology Co., Ltd.	19,748

		2,934,098

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Commercial & Professional Services - 0.4%
5,199	Aeon Delight Co., Ltd.	$173,678
7,494	Recruit Holdings Co., Ltd.	129,719
3,749	Wolters Kluwer N.V.	166,731

		470,128

	Consumer Durables & Apparel - 1.3%
8,119	Alpine Electronics, Inc.	148,026
25,000	ANTA Sports Products Ltd.	85,708
983	Bandai Namco Holdings, Inc.	34,173
7,699	Casio Computer Co., Ltd.	126,113
32,000	Haier Electronics Group Co., Ltd.*	82,399
7,200	Nien Made Enterprise Co., Ltd.	87,861
3,383	Sankyo Co., Ltd.	111,038
10,016	Sekisui Chemical Co., Ltd.	184,498
15,000	Shenzhou International Group Holdings Ltd.	100,202
5,821	Sony Corp.	239,152
1,507	Token Corp.	191,593

		1,390,763

	Consumer Services - 0.5%
58,000	China Yuhua Education Corp. Ltd.(1)	19,789
19,000	Galaxy Entertainment Group Ltd.	117,308
5,447	HIS Co., Ltd.	167,478
3,575	Melco Resorts & Entertainment Ltd. ADR	72,215
1,900	Tarena International, Inc. ADR	36,670
56,800	Wynn Macau Ltd.	122,722

		536,182

	Diversified Financials - 0.3%
7,000	Chailease Holding Co., Ltd.	20,123
26,000	China Everbright Ltd.	59,212
8,319	GTY Technology Holdings, Inc. UNIT*	87,058
1,309	Korea Investment Holdings Co., Ltd.	83,289
1,200	Noah Holdings Ltd. ADR*	38,376

		288,058

	Energy - 6.1%
2,989	Antero Midstream GP L.P.*	63,457
27,815	Callon Petroleum Co.*	314,866
18,595	Centennial Resource Development, Inc. Class A*	312,024
4,509	Cimarex Energy Co.	446,526
1,551	Concho Resources, Inc.*	202,033
3,200	Continental Resources, Inc.*	106,976
6,582	Diamondback Energy, Inc.*	631,082
4,702	EOG Resources, Inc.	447,348
3,253	EQT Corp.	207,216
6,981	Extraction Oil & Gas, Inc.*	85,029
5,689	Halliburton Co.	241,441
25,346	Laredo Petroleum, Inc.*	328,484
12,510	Newfield Exploration Co.*	359,412
5,265	Parsley Energy, Inc. Class A*	154,159
2,316	Pioneer Natural Resources Co.	377,740
7,638	Plains GP Holdings L.P. Class A*	208,823
23,341	ProPetro Holding Corp.*	303,433
7,079	QEP Resources, Inc.*	60,667
38,248	Raging River Exploration, Inc.*	245,119
987	Resolute Energy Corp.*	33,519
10,869	Rice Energy, Inc.*	304,006
6,046	Select Energy Services, Inc. Class A*	93,894
10,856	Seven Generations Energy Ltd. Class A*	188,690
9,176	Targa Resources Corp.	425,858
50,797	Tidewater Midstream and Infrastructure Ltd.	54,189
13,260	WPX Energy, Inc.*	142,943

		6,338,934

	Food & Staples Retailing - 0.4%
5,647	Bid Corp. Ltd.	135,618

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

2,600	Cia Brasileira de Distribuicao (Preference Shares)*	$60,449
2,000	Raia Drogasil S.A.	44,254
2,260	Walgreens Boots Alliance, Inc.	182,314
100	Zur Rose Group AG*	15,202

		437,837

	Food, Beverage & Tobacco - 0.6%
4,495	Asahi Group Holdings Ltd.	183,222
33,000	China Resources Beer Holdings Co., Ltd.	83,328
6,308	Japan Tobacco, Inc.	219,197
3,900	M Dias Branco S.A.	63,484
56	Ottogi Corp.	39,183

		588,414

	Health Care Equipment & Services - 5.1%
7,478	Abbott Laboratories	367,768
1,240	Acadia Healthcare Co., Inc.*	65,633
1,230	Aetna, Inc.	189,801
935	Anthem, Inc.	174,106
725	athenahealth, Inc.*	100,282
1,194	Baxter International, Inc.	72,213
1,245	Becton Dickinson and Co.	250,743
7,684	BML, Inc.	158,080
16,730	Boston Scientific Corp.*	445,353
2,605	Cardinal Health, Inc.	201,262
1,765	Cerner Corp.*	113,613
1,045	Cigna Corp.	181,370
595	Edwards Lifesciences Corp.*	68,532
1,679	Envision Healthcare Corp.*	94,746
984	Essilor International S.A.	124,581
1,845	HCA Healthcare, Inc.*	148,227
295	Humana, Inc.	68,204
4,700	Instituto Hermes Pardini S.A.	42,654
860	LifePoint Health, Inc.*	51,084
1,380	McKesson Corp.	223,381
6,684	Medipal Holdings Corp.	122,314
7,000	Medtronic plc	587,790
3,100	Olympus Corp.	112,520
2,400	Qualicorp S.A.	25,244
48,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	38,681
22,200	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	58,784
8,710	Smith & Nephew plc	151,554
2,020	Stryker Corp.	297,142
3,335	UnitedHealth Group, Inc.	639,687
765	WellCare Health Plans, Inc.*	135,397

		5,310,746

	Insurance - 1.2%
8,130	MS&AD Insurance Group Holdings, Inc.	285,156
31,300	New China Life Insurance Co., Ltd. Class H	201,724
20,000	Ping An Insurance Group Co. of China Ltd. Class H	148,042
10,114	Sony Financial Holdings, Inc.	174,851
7,881	T&D Holdings, Inc.	116,259
6,641	Tokio Marine Holdings, Inc.	279,276

		1,205,308

	Materials - 1.7%
8,221	ADEKA Corp.	126,202
192,000	Aluminum Corp. of China Ltd. Class H*	120,292
5,500	Anhui Conch Cement Co., Ltd. Class H	20,319
4,100	Braskem S.A. Class A, (Preference Shares)	49,055
8,293	Cemex S.A.B. de C.V. ADR*	80,525
42,000	China Molybdenum Co., Ltd. Class H	22,824
16,790	Daicel Corp.	218,238
4,200	Fujimi, Inc.	94,783
1,527	Hanwha Chemical Corp.	46,026
1,806	Jastrzebska Spolka Weglowa S.A.*	41,577

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

52,000	Jiangxi Copper Co., Ltd. Class H	$94,789
10,609	JSR Corp.	186,952
1,251	KGHM Polska Miedz S.A.	42,561
1,637	Mondi Ltd.	42,506
80,000	Nine Dragons Paper Holdings Ltd.	119,026
161	POSCO	48,109
3,100	Sanyo Chemical Industries Ltd.	147,217
5,466	Sappi Ltd.	36,207
13,800	Vale S.A.	138,516
5,539	Yamato Kogyo Co., Ltd.	155,260

		1,830,984

	Media - 6.1%
5,071	CBS Corp. Class B	333,824
1,184	Charter Communications, Inc. Class A*	464,021
33,530	Comcast Corp. Class A	1,356,289
13,850	Hakuhodo DY Holdings, Inc.	194,381
4,272	JCDecaux S.A.	152,134
1,701	Liberty Global plc Class A*	57,596
9,362	Liberty Global plc Series C*	306,793
6,091	Liberty Media Corp-Liberty Braves Class A*	153,737
5,068	Liberty Media Corp-Liberty Formula One Series C*	178,242
5,751	LIFULL Co., Ltd.	45,921
291	Naspers Ltd. Class N	64,327
5,737	New York Times Co. Class A	109,003
24,785	Nippon Television Holdings, Inc.	423,746
1,424	Scripps Networks Interactive, Inc. Class A	124,472
28,908	Septeni Holdings Co., Ltd.	88,376
44,536	Tarsus Group plc	176,576
10,504	Television Francaise	153,691
7,782	TV Asahi Holdings Corp.	141,503
10,368	Twenty-First Century Fox, Inc. Class A	301,709
4,322	Twenty-First Century Fox, Inc. Class B	123,998
16,481	UBM plc	157,367
8,630	Viacom, Inc. Class B	301,360
15,549	Vivendi S.A.	359,397
5,068	Walt Disney Co.	557,125

		6,325,588

	Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
5,360	Alkermes plc*	291,638
2,739	Allergan plc	691,132
1,375	Alnylam Pharmaceuticals, Inc.*	113,767
2,957	Arena Pharmaceuticals, Inc.*	70,258
14,460	AstraZeneca plc ADR	436,403
350	BeiGene Ltd. ADR*	24,671
615	Biogen, Inc.*	178,098
13,145	Bristol-Myers Squibb Co.	747,950
3,465	Celgene Corp.*	469,196
880	Celltrion, Inc.*	85,287
16,000	China Resources Pharmaceutical Group Ltd.(1)	19,186
1,780	Chugai Pharmaceutical Co., Ltd.	71,385
30,000	CSPC Pharmaceutical Group Ltd.	46,750
4,400	Eisai Co., Ltd.	235,803
7,575	Eli Lilly & Co.	626,149
753	Genmab A/S*	171,128
1,568	Hikma Pharmaceuticals plc	29,188
2,720	Incyte Corp.*	362,549
4,880	Ironwood Pharmaceuticals, Inc.*	86,620
2,690	Johnson & Johnson	357,017
3,380	Medicines Co.*	129,961
166	Medy-Tox, Inc.	87,671
5,520	Merck & Co., Inc.	352,618
6,570	Mylan N.V.*	256,164
3,315	Novartis AG	282,364
12,750	Ono Pharmaceutical Co., Ltd.	278,916
1,135	Patheon N.V.*	39,680

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

910	Regeneron Pharmaceuticals, Inc.*	$447,374
1,149	Roche Holding AG	290,891
337	Samsung Biologics Co., Ltd.*(1)	81,920
22,500	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	82,352
2,800	Shionogi & Co., Ltd.	149,492
83,000	Sino Biopharmaceutical Ltd.	73,275
1,500	Takeda Pharmaceutical Co., Ltd.	79,240
2,786	Teva Pharmaceutical Industries Ltd. ADR	89,626
1,222	Thermo Fisher Scientific, Inc.	214,498
2,341	UCB S.A.	170,476
1,785	Ultragenyx Pharmaceutical, Inc.*	118,381
1,395	Vertex Pharmaceuticals, Inc.*	211,789
500	Wuxi Biologics Cayman, Inc.*(1)	2,240

		8,553,103

	Real Estate - 0.9%
3,000	China Evergrande Group*	8,344
1,335	Daito Trust Construction Co., Ltd.	225,646
44,800	Guangzhou R&F Properties Co., Ltd. Class H	79,986
222	LaSalle Logiport REIT	223,254
67,000	Longfor Properties Co., Ltd.	168,143
4,462	Outfront Media, Inc. REIT	102,046
41,500	Shimao Property Holdings Ltd.	82,670
12,000	Sunac China Holdings Ltd.	31,923

		922,012

	Retailing - 1.6%
3,697	Aoyama Trading Co., Ltd.	128,867
2,278	Ctrip.com International Ltd. ADR*	136,065
994	Expedia, Inc.	155,531
1,885	Hikari Tsushin, Inc.	205,841
3,400	Hotai Motor Co., Ltd.	41,315
756	Hotel Shilla Co., Ltd.	43,846
2,966	JD.com, Inc. ADR*	133,974
4,500	Lojas Renner S.A.	42,282
1,777	Netflix, Inc.*	322,810
56	Priceline Group, Inc.*	113,596
9,557	Rakuten, Inc.	116,740
1,238	Shimamura Co., Ltd.	153,937
3,700	Yume No Machi Souzou Iinkai Co., Ltd.	42,140

		1,636,944

	Semiconductors & Semiconductor Equipment - 6.0%
25,355	Advanced Micro Devices, Inc.*	345,082
1,364	ams AG*	98,299
3,797	ASM Pacific Technology Ltd.	49,071
387	ASML Holding N.V.	58,178
2,817	ASPEED Technology, Inc.	65,294
1,054	Broadcom Ltd.	259,980
1,474	Cavium, Inc.*	91,300
5,851	Cypress Semiconductor Corp.	83,084
416	Disco Corp.	73,729
12,128	Globalwafers Co., Ltd.	95,476
56	Hyundai Robotics Co., Ltd.*	22,044
5,257	Integrated Device Technology, Inc.*	137,418
8,737	Intel Corp.	309,901
1,119	Koh Young Technology, Inc.	64,173
10,134	Land Mark Optoelectronics Corp.	138,819
4,949	MACOM Technology Solutions Holdings, Inc.*	299,662
2,227	Marvell Technology Group Ltd.	34,652
1,862	MaxLinear, Inc. Class A*	48,784
1,973	Microchip Technology, Inc.	157,919
3,714	Micron Technology, Inc.*	104,438
9,171	Micronics Japan Co., Ltd.	97,124
1,586	Microsemi Corp.*	82,599
3,064	NVIDIA Corp.	497,931
3,600	Phison Electronics Corp.	50,011

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

6,000	Powertech Technology, Inc.	$19,442
7,174	QUALCOMM, Inc.	381,585
28,353	Realtek Semiconductor Corp.	106,093
997	Rohm Co., Ltd.	77,057
632	SCREEN Holdings Co., Ltd.	42,244
53,088	Semiconductor Manufacturing International Corp.*	58,194
1,458	Semtech Corp.*	57,737
10,505	Silergy Corp.	205,400
1,246	Silicon Motion Technology Corp. ADR	51,223
12,000	Siliconware Precision Industries Co., Ltd.	19,761
5,256	SK Hynix, Inc.	309,013
992	Skyworks Solutions, Inc.	104,031
6,805	Sumco Corp.	110,133
77,975	Taiwan Semiconductor Manufacturing Co., Ltd.	551,197
4,984	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	179,225
4,511	Tazmo Co., Ltd.	89,237
2,895	Teradyne, Inc.	100,138
1,226	Tokyo Electron Ltd.	172,422
4,746	Tokyo Seimitsu Co., Ltd.	164,621
6,003	Tower Semiconductor Ltd.*	156,979
15,506	Win Semiconductors Corp.	90,736

		6,311,436

	Software & Services - 6.8%
800	58.com, Inc. ADR*	40,840
7,562	Alibaba Group Holding Ltd. ADR*	1,171,732
718	Alliance Data Systems Corp.	173,347
140	Alphabet, Inc. Class A*	132,370
2,146	Autodesk, Inc.*	237,755
800	Autohome, Inc. ADR*	38,944
200	Baidu, Inc. ADR*	45,270
1,704	Delivery Hero AG*(1)	55,876
5,640	DeNA Co., Ltd.	123,906
3,480	DTS Corp.	106,234
3,320	DuzonBizon Co., Ltd.	103,541
2,899	eBay, Inc.*	103,581
1,249	Electronic Arts, Inc.*	145,808
4,430	Facebook, Inc. Class A*	749,777
2,100	GDS Holdings Ltd. ADR*	19,656
3,570	Global Payments, Inc.	336,901
1,393	GMO Payment Gateway, Inc.	82,169
9,045	Just Eat plc*	74,087
24,000	Kingsoft Corp. Ltd.	63,133
1,500	Momo, Inc. ADR*	65,895
278	NetEase, Inc. ADR	86,536
17,918	Nexon Co., Ltd.*	372,416
1,202	Nintendo Co., Ltd.	408,217
4,197	NSD Co., Ltd.	80,051
4,026	Oracle Corp.	201,018
2,668	PayPal Holdings, Inc.*	156,211
1,180	Salesforce.com, Inc.*	107,144
1,338	SCSK Corp.	56,464
1,663	ServiceNow, Inc.*	183,678
721	SINA Corp.*	68,358
54,867	SUNeVision Holdings Ltd.	36,426
22,375	Tencent Holdings Ltd.	893,075
16,000	TravelSky Technology Ltd. Class H	42,366
1,082	Visa, Inc. Class A	107,724
1,020	Weibo Corp. ADR*	78,489
2,075	Workday, Inc. Class A*	211,878
1,200	Yirendai Ltd. ADR*	45,912
1,587	YY, Inc. ADR*	113,471

		7,120,256

	Technology Hardware & Equipment - 6.3%
22,230	AAC Technologies Holdings, Inc.	298,630
7,271	Advanced Ceramic X Corp.	88,574

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

10,935	Alps Electric Co., Ltd.	$297,358
4,265	Apple, Inc.	634,333
438	Applied Optoelectronics, Inc.*	42,701
844	Arista Networks, Inc.*	126,001
12,803	Catcher Technology Co., Ltd.	147,144
13,480	Chroma ATE, Inc.	42,587
2,591	Chunghwa Precision Test Tech Co., Ltd.	121,594
5,087	Ciena Corp.*	130,990
22,000	Compeq Manufacturing Co., Ltd.	20,281
11,235	Delta Electronics, Inc.	59,698
62,355	E Ink Holdings, Inc.	66,664
19,471	Elite Material Co., Ltd.	96,300
1,778	Fabrinet*	80,028
10,414	Flex Ltd.*	166,520
32,137	Getac Technology Corp.	40,647
2,900	Hitachi High-Technologies Corp.	106,746
6,300	Hon Hai Precision Industry Co., Ltd.	24,501
8,088	Hosiden Corp.	93,548
180,673	Inari Amertron Bhd	108,013
4,303	Itron, Inc.*	314,119
24,916	KCE Electronics PCL	64,767
666	Keyence Corp.	307,635
10,083	Kingpak Technology, Inc.	64,579
2,729	Largan Precision Co., Ltd.	497,931
152	LG Innotek Co., Ltd.	20,355
3,467	Lumentum Holdings, Inc.*	217,034
33,000	Micro-Star International Co., Ltd.	85,495
1,094	Murata Manufacturing Co., Ltd.	170,193
5,521	NetApp, Inc.	239,722
10,838	Oclaro, Inc.*	105,996
25,000	Pegatron Corp.	81,537
7,456	Quantenna Communications, Inc.*	150,686
233	Samsung Electro-Mechanics Co., Ltd.	19,459
380	Samsung Electronics Co., Ltd.	817,182
100	Samsung Electronics Co., Ltd. (Preference Shares)	172,418
23,799	Sunny Optical Technology Group Co., Ltd.	282,826
711,246	Tongda Group Holdings Ltd.	206,319
21,000	Wistron Corp.	21,192

		6,632,303

	Telecommunication Services - 0.8%
9,475	KDDI Corp.	251,059
3,077	LG Uplus Corp.	45,744
10,425	Nippon Telegraph & Telephone Corp.	510,180

		806,983

	Transportation - 0.5%
24,000	Air China Ltd. Class H	21,645
56,000	Beijing Capital International Airport Co., Ltd. Class H	88,134
82,000	China Southern Airlines Co., Ltd. Class H	62,416
3,265	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	69,419
5,863	Japan Airlines Co., Ltd.	189,430
8,400	Rumo S.A.*	27,853
2,700	ZTO Express Cayman, Inc. ADR*	40,446

		499,343

	Utilities - 0.1%
72,000	Beijing Enterprises Water Group Ltd.*	59,745
10,000	China Gas Holdings Ltd.	24,197

		83,942

	Total Common Stocks (cost $59,248,594)	$63,680,437

Foreign Government Obligations - 17.1%
	Austria - 0.4%
EUR 295,000	Austria Government Bond 3.90%07/15/2020(1)(2)	$393,747

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Belgium - 0.4%
	330,000	Belgium Government Bond 2.60%06/22/2024(1)(2)	$452,387

		Canada - 1.1%
		Canadian Government Bond
CAD	190,000	3.50%, 12/01/2045	183,160
	125,000	5.00%, 06/01/2037	140,565
	721,155	Canadian Government Real Return Bond 4.00%12/01/2031(3)	840,520

			1,164,245

		Denmark - 0.3%
DKK	1,055,000	Denmark Government Bond 4.50%11/15/2039	278,571

		Finland - 0.4%
EUR	310,000	Finland Government Bond 3.38%04/15/2020	405,621

		France - 2.1%
		France Government Bond OAT
	488,975	1.85%, 07/25/2027(2)(3)	720,851
	596,952	3.15%, 07/25/2032	1,078,522
	345,000	3.50%, 04/25/2020(2)	452,856

			2,252,229

		Ireland - 0.6%
		Ireland Government Bond
	215,000	4.50%, 04/18/2020	288,088
	190,000	5.40%, 03/13/2025	304,999

			593,087

		Italy - 2.5%
		Italy Buoni Poliennali Del Tesoro
	450,000	1.50%, 08/01/2019	549,650
	835,553	2.60%, 09/15/2023	1,131,721
	475,000	4.75%, 08/01/2023(1)(2)	679,861
	170,000	5.00%, 09/01/2040(2)	263,755

			2,624,987

		Netherlands - 0.6%
		Netherlands Government Bond
	325,000	2.00%, 07/15/2024(1)(2)	433,391
	110,000	4.00%, 01/15/2037(1)(2)	196,916

			630,307

		Norway - 0.9%
		Norway Government Bond
NOK	4,770,000	3.00%, 03/14/2024(1)(2)	669,225
	1,920,000	3.75%, 05/25/2021(1)(2)	269,656

			938,881

		Spain - 1.0%
		Spain Government Bond
EUR	320,000	1.40%, 01/31/2020	394,035
	460,000	4.40%, 10/31/2023(1)(2)	669,068

			1,063,103

		Sweden - 0.6%
		Sweden Government Bond
SEK	2,585,000	2.50%, 05/12/2025	367,974
	1,780,000	5.00%, 12/01/2020	259,669

			627,643

		United Kingdom - 6.2%
		United Kingdom Gilt
GBP	195,000	3.50%, 01/22/2045(2)	345,059
	120,000	3.75%, 09/07/2021(2)	179,956
	140,000	5.00%, 03/07/2025(2)	240,448

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	United Kingdom Gilt Inflation Linked
420,314	0.63%, 03/22/2040		$880,862
431,492	0.75%, 11/22/2047		1,050,821
443,276	1.13%, 11/22/2037		959,612
349,963	1.25%, 11/22/2027		617,726
406,624	1.25%, 11/22/2032		803,939
296,825	1.25%, 11/22/2055		929,919
278,188	2.50%, 07/17/2024		482,843

			6,491,185

	Total Foreign Government Obligations (cost $17,121,691)		$17,915,993

Exchange Traded Funds - 0.1%
	Other Investment Pools & Funds - 0.1%
3,570	TOPIX Exchange Traded Fund		$53,403

	Total Exchange Traded Funds (cost $51,875)		$53,403

	Total Long-Term Investments (cost $76,422,160)		$81,649,833
Short-Term Investments - 16.6%
	Other Investment Pools & Funds - 16.6%
17,378,374	Fidelity Institutional Government Fund, Institutional Class		$17,378,374

	Total Short-Term Investments (cost $17,378,374)		$17,378,374

	Total Investments Excluding Purchased Options (cost $93,800,534)	94.8%	$99,028,207
	Total Purchased Options (cost $1,762,690)	1.2%	$1,177,972

	Total Investments (cost $95,563,224)^	96.0%	$100,206,179
	Other Assets and Liabilities	4.0%	4,225,296

	Total Net Assets	100.0%	$104,431,475

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$6,610,690
Unrealized Depreciation	(1,967,735)

Net Unrealized Appreciation	$4,642,955

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $4,020,871, which represented 3.9% of total net assets.

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $5,967,176, which represented 5.7% of total net assets.
(3)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

OTC Option Contracts Outstanding at July 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
FTSE 100 Index Future	MSC	7,650.00 GBP	09/15/17	GBP	2,585	$14,568	$323,289	$(308,721)
USD Call/JPY Put	BOA	125.00 JPY per USD	01/15/19	USD	11,729,040	61,861	294,249	(232,388)
USD Call/TWD Put	JPM	30.80 TWD per USD	12/15/17	USD	28,000	13,643	15,444	(1,801)
USD Call/TWD Put	JPM	30.90 TWD per USD	11/16/17	USD	37,000	14,480	18,051	(3,571)
USD Put/IDR Put	DEUT	13,550.00 IDR per USD	09/08/17	USD	23,000	14,240	7,573	6,667

Total Calls					11,819,625	$118,792	$658,606	$(539,814)

Puts
AUD Put/USD Call	MSC	0.77 USD per AUD	08/15/17	AUD	300,000	$217	$2,143	$(1,926)
EUR IPut/DR Call	SCB	13,330.00 IDR per USD	04/29/19	USD	22,000	4,129	4,433	(304)
EUR Put/TRY Call	GSC	3.80 TRY per EUR	05/28/18	EUR	35,000	4,984	12,915	(7,931)
EUR Put/TRY Call	DEUT	4.00 TRY per EUR	06/20/18	EUR	40,000	3,515	8,599	(5,084)
EUR Put/TRY Call	BOA	4.00 TRY per EUR	07/05/18	EUR	24,000	2,124	3,644	(1,520)
EUR Put/USD Call	BOA	1.08 USD per EUR	08/14/17	EUR	11,800	14,126	8,817	5,309

Total Puts					432,800	$29,095	$40,551	$(11,456)

Total purchased option contracts					12,252,425	$147,887	$699,157	$(551,270)

Written option contracts:
Calls
USD Call/JPY Put	BOA	145.00 JPY per USD	01/15/19	USD	(11,729,040)	$(9,137)	$(89,727)	$80,590
USD Call/TWD Put	JPM	30.90 TWD per USD	08/17/17	USD	(37,000)	(3,122)	(11,988)	8,866
USD Call/TWD Put	JPM	30.80 TWD per USD	09/15/17	USD	(19,000)	(5,548)	(6,916)	1,368

Total Calls					(11,785,040)	$(17,807)	$(108,631)	$90,824

Written option contracts:
Puts
EUR Put/TRY Call	GSC	3.80 TRY per EUR	08/25/17	EUR	(25,000)	$(24)	$(4,793)	$4,769

Total written option contracts					(11,810,040)	$(17,831)	$(113,424)	$95,593

OTC Swaption Contracts Outstanding at July 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption EUR	BCLY	1.50%	10/16/17	EUR	1,165,000	$1,957	$2,852	$(895)
Interest Rate Swaption EUR	GSC	0.15%	06/18/18	EUR	7,550,000	4,541	7,920	(3,379)
Interest Rate Swaption EUR	GSC	0.41%	09/16/19	EUR	10,060,000	17,899	14,200	3,699
Interest Rate Swaption GBP	JPM	0.51%	06/20/18	GBP	2,515,000	1,402	3,882	(2,480)
Interest Rate Swaption GBP	JPM	0.92%	06/19/19	GBP	2,515,000	28,271	42,880	(14,609)
Interest Rate Swaption JPY	JPM	0.26%	09/15/17	JPY	115,980,000	1,528	3,226	(1,698)
Interest Rate Swaption JPY	JPM	0.40%	06/13/22	JPY	169,365,000	15,214	15,917	(703)
Interest Rate Swaption USD	JPM	2.25%	10/16/17	USD	1,470,000	939	1,106	(167)
Interest Rate Swaption USD	CBK	1.85%	06/18/18	USD	1,005,000	2,402	2,273	129
Interest Rate Swaption USD	CBK	2.47%	06/17/19	USD	1,005,000	29,254	29,459	(205)
Interest Rate Swaption USD	BOA	2.65%	06/15/37	USD	320,000	$27,024	28,062	$(1,038)

Total Calls					312,950,000	$130,431	$151,777	$(21,346)

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Puts
Interest Rate Swaption EUR	GSC	3.92%	04/08/24	EUR	1,100,000	$33,294	$33,488	$(194)
Interest Rate Swaption EUR	MSC	3.92%	04/08/24	EUR	3,625,000	109,575	110,759	(1,184)
Interest Rate Swaption GBP	JPM	0.51%	06/20/18	GBP	2,515,000	7,687	3,883	3,804
Interest Rate Swaption GBP	JPM	0.92%	06/19/19	GBP	2,515,000	60,710	42,880	17,830
Interest Rate Swaption JPY	JPM	0.26%	09/15/17	JPY	115,980,000	2,372	3,226	(854)
Interest Rate Swaption JPY	MSC	0.70%	11/06/17	JPY	291,885,000	19,315	30,950	(11,635)
Interest Rate Swaption JPY	JPM	0.40%	06/13/22	JPY	169,365,000	15,234	15,917	(683)
Interest Rate Swaption USD	CBK	1.85%	06/18/18	USD	1,005,000	935	2,273	(1,338)
Interest Rate Swaption USD	CBK	2.47%	06/17/19	USD	1,005,000	22,195	29,459	(7,264)
Interest Rate Swaption USD	DEUT	5.17%	04/06/21	USD	3,010,000	25,492	29,861	(4,369)
Interest Rate Swaption USD	BOA	5.17%	04/06/21	USD	3,365,000	28,491	33,376	(4,885)
Interest Rate Swaption USD	GSC	4.88%	04/02/24	USD	8,450,000	136,257	147,938	(11,681)
Interest Rate Swaption USD	GSC	2.70%	06/14/27	USD	2,500,000	96,813	109,563	(12,750)
Interest Rate Swaption USD	BOA	2.65%	06/15/37	USD	320,000	27,972	28,063	(91)

Total Puts					606,640,000	$586,342	$621,636	$(35,294)

Total purchased swaption contracts					919,590,000	$716,773	$773,413	$(56,640)

OTC Swaption Contracts Outstanding at July 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
Interest Rate Swaption EUR	GSC	0.38 EUR	09/18/17	EUR	(10,060,000)	$(8,530)	$(5,436)	$(3,094)
Interest Rate Swaption EUR	GSC	0.30 EUR	06/18/18	EUR	(7,550,000)	(982)	(2,828)	1,846
Interest Rate Swaption EUR	GSC	0.40 EUR	06/18/18	EUR	(7,550,000)	(311)	(1,314)	1,003
Interest Rate Swaption USD	JPM	2.50 USD	10/16/17	USD	(1,470,000)	(4,217)	(3,774)	(443)
Interest Rate Swaption USD	CBK	2.39 USD	06/18/18	USD	(1,005,000)	(14,693)	(23,480)	8,787

Total Calls					(27,635,000)	$(28,733)	$(36,832)	$8,099

Written swaption contracts:
Puts
Interest Rate Swaption GBP	JPM	0.83 GBP	06/20/18	GBP	(2,515,000)	(56,920)	(34,700)	(22,220)
Interest Rate Swaption GBP	JPM	0.83 GBP	06/20/18	GBP	(2,515,000)	(18,156)	(34,638)	16,482
Interest Rate Swaption USD	CBK	2.39 USD	06/18/18	USD	(1,005,000)	$(23,334)	$(23,480)	$146
Interest Rate Swaption USD	GSC	2.70 USD	06/13/22	USD	(11,925,000)	(65,135)	(74,531)	9,396

Total Puts					(17,960,000)	$(163,545)	$(167,349)	$3,804

Total written swaption contracts					(45,595,000)	$(192,278)	$(204,181)	$11,903

Exchange Traded Option Contracts Outstanding at July 31, 2017

Description	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
SPDR S&P 500 ETF Trust Index Option	2,475.00 USD	09/15/17	USD	77	$182,248	$121,267	$60,981
SPX Volatility Index Option	22.00 USD	09/20/17	USD	1,323	57,032	74,288	(17,256)

Total Calls				1,400	$239,280	$195,555	$43,725

Puts
ProShares Short VIX	25.00 USD	01/19/18	USD	1,156	$77,595	$98,128	$(20,533)

Total purchased option contracts				2,556	$316,875	$293,683	$23,192

Written option contracts:
Calls
SPX Volatility Index Option	17.00 USD	09/20/17	USD	(734)	$(51,381)	$(69,699)	$18,318

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Puts
CBOE SPX Volatility Index	19.00 USD	09/20/17	USD	(1,468)	$(1,042,280)	$(935,053)	$(107,227)
CBOE SPX Volatility Index	18.00 USD	09/20/17	USD	(956)	(583,160)	(537,231)	(45,929)
ProShares Short VIX	40.00 USD	01/19/18	USD	(189)	(32,508)	(54,521)	22,013

Total Puts				(2,613)	$(1,657,948)	$(1,526,805)	$(131,143)

Total written option contracts				(3,347)	$(1,709,329)	$(1,596,504)	$(112,825)

Futures Contracts Outstanding at July 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian Dollar Future	53	09/18/2017	$4,224,439	$4,236,820	$12,381
CAC 40 Index Future	24	08/18/2017	1,474,374	1,446,130	(28,244)
Canadian Dollar Future	51	09/19/2017	4,067,690	4,098,360	30,670
DAX Index Future	12	09/15/2017	4,385,339	4,300,569	(84,770)
Emerging Market (mini MSCI) Index Future	18	09/15/2017	918,942	958,050	39,108
Euro BUXL 30-Year Bond Future	1	09/07/2017	190,901	191,918	1,017
Euro Stoxx 50 Future	3	09/15/2017	126,010	122,417	(3,593)
Euro-Bund Future	37	09/07/2017	7,189,615	7,093,510	(96,105)
Euro-OAT Future	2	09/07/2017	354,184	352,252	(1,932)
Euro-Schatz Future	57	08/25/2017	6,023	3,036	(2,987)
Euro-Schatz Future	114	08/25/2017	1,280	675	(605)
Euro-Schatz Future	28	08/25/2017	1,892	663	(1,229)
FTSE 100 Index Future	17	09/15/2017	1,649,160	1,639,619	(9,541)
FTSE/MIB Index Future	4	09/15/2017	501,551	508,561	7,010
H-SHARES Index Future	18	08/30/2017	1,249,413	1,248,233	(1,180)
Hang Seng Index Future	7	08/30/2017	1,204,362	1,220,080	15,718
IBEX 35 Index Future	3	08/18/2017	371,761	372,869	1,108
Long Gilt Future	42	09/27/2017	7,002,342	6,983,375	(18,967)
MSCI Taiwan Index Future	42	08/30/2017	1,652,196	1,638,000	(14,196)
NASDAQ 100 E-MINI Future	6	09/15/2017	692,821	705,900	13,079
OMXS30 Index Future	65	08/18/2017	1,266,179	1,243,838	(22,341)
Russell 2000 Mini Index Future	2	09/15/2017	142,254	142,440	186
S&P 500 (E-Mini) Future	25	09/15/2017	3,076,664	3,085,000	8,336
S&P MID 400 E-Mini Index Future	9	09/15/2017	1,583,028	1,583,820	792
SGX Nifty 50 Index Future	10	08/31/2017	200,762	202,120	1,358
SPI 200 Future	6	09/21/2017	685,534	679,320	(6,214)
SX5E Dividend Future	106	12/15/2017	1,463,155	1,465,640	2,485
SX5E Dividend Future	192	12/21/2018	2,767,201	2,784,298	17,097
U.S. Treasury 5-Year Note Future	5	09/29/2017	592,665	590,742	(1,923)
U.S. Treasury Long Bond Future	35	09/20/2017	5,340,931	5,353,906	12,975
U.S. Ultra Bond Future	25	09/20/2017	4,080,436	4,112,500	32,064

Total					$(98,443)

Short position contracts:
Amsterdam Index Future	5	08/18/2017	$619,076	$617,825	$1,251
Australia 3-Year Bond Future	9	09/15/2017	802,328	804,571	(2,243)
Australian 10-Year Bond Future	20	09/15/2017	2,055,787	2,063,273	(7,486)
BIST 30 Index Future	115	08/29/2017	408,391	436,558	(28,167)
British Pound Future	81	09/18/2017	6,545,418	6,691,106	(145,688)
Canadian Government 10-Year Bond Future	32	09/20/2017	3,585,199	3,523,786	61,413
Euro FX Future	46	09/18/2017	6,544,486	6,819,788	(275,302)
Euro STOXX 50 Future Option	32	12/20/2019	456,325	456,852	(527)
Euro STOXX 50 Future Option	58	12/18/2020	802,019	799,207	2,812
Euro-BOBL Future	16	09/07/2017	2,496,690	2,501,323	(4,633)
Euro-Schatz Future	28	08/25/2017	926	166	760
Euro-Schatz Future	28	08/25/2017	429	166	263
Euro-Schatz Future	171	08/25/2017	5,103	1,012	4,091
Euro-Schatz Future	54	09/07/2017	7,150,740	7,164,100	(13,360)
FTSE/JSE Top 40 Index Future	14	09/21/2017	483,324	519,133	(35,809)
Japan 10-Year Bond Future	1	09/12/2017	1,358,785	1,362,057	(3,272)
Japanese Yen Future	53	09/18/2017	5,944,305	6,022,787	(78,482)
KOSPI 200 future	52	09/14/2017	3,628,857	3,658,192	(29,335)
Mexican Bolsa Index Future	18	09/15/2017	496,687	518,782	(22,095)

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

NIKKEI 225 Index Future	2	09/07/2017	$361,180	$361,740	$(560)
S&P/TSX 60 Index Future	4	09/14/2017	570,878	570,700	178
Swiss Franc Future	26	09/18/2017	3,378,173	3,371,550	6,623
TOPIX Index Futures	50	09/07/2017	7,217,977	7,345,004	(127,027)
U.S. Treasury 10-Year Note Future	151	09/20/2017	19,059,224	19,009,484	49,740
U.S. Treasury 2-Year Note Future	12	09/29/2017	2,591,603	2,596,125	(4,522)
VIX Future	2	09/20/2017	25,375	24,950	425

Total					$(650,952)

Total futures contracts					$(749,395)

OTC Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
ITRAXX.SEN.FIN.27	BNP	EUR	3,565,000	1.00%	06/20/22	$18,398	$—	$105,700	$87,302
ITRAXX.SEN.FIN.27	MSC	EUR	620,000	1.00%	06/20/22	11,287	—	18,401	7,114
ITRAXX.SEN.FIN.27	CBK	EUR	55,000	1.00%	06/20/22	1,159	—	1,632	473

Total						$30,844	$—	$125,733	$94,889

Total traded indices						$30,844	$—	$125,733	$94,889

Total OTC contracts						$30,844	$—	$125,733	$94,889

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	1,965,000	(1.00%)	06/20/22	$(93,028)	$(76,044)	$16,984
CDX.NA.HY.28	USD	1,625,000	(5.00%)	06/20/22	108,187	129,535	21,348
CDX.NA.IGS.28	USD	6,405,000	(1.00%)	06/20/22	102,260	132,674	30,414
ITRAXX.EUR.27	EUR	5,630,000	(1.00%)	06/20/22	89,153	159,125	69,972
ITRAXX.XOV.27	EUR	1,375,000	(5.00%)	06/20/22	141,979	198,207	56,228

Total					$348,551	$543,497	$194,946

Total					$348,551	$543,497	$194,946

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
6M JPY LIBOR	0.32% Fixed	JPY	25,145,000	09/20/27	$—	$—	$915	$915
6M JPY LIBOR	0.29% Fixed	JPY	25,145,000	09/20/27	—	—	237	237
6M JPY LIBOR	0.27% Fixed	JPY	25,135,000	09/20/27	—	—	215	215
6M JPY LIBOR	0.27% Fixed	JPY	25,145,000	09/20/27	—	—	(215)	(215)
6M JPY LIBOR	0.29% Fixed	JPY	25,145,000	09/20/27	—	—	(237)	(237)

Total					$—	$—	$915	$915

OTC Total Return Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Barclays Barcvo	BCLY	USD	262,354	1M LIBOR	04/20/18	$—	$—	$36	$36
Barclays Volscore Delta Hedged	BCLY	USD	602,466	1M LIBOR	04/20/18	—	—	(42)	(42)
BOFAML VolRyder Index	BOA	USD	420,803	1M LIBOR	04/30/18	—	—	—	0
BXIIMPUE Barclays Index	BCLY	USD	1,034,530	1M LIBOR	06/29/18	—	—	2,601	2,601
BXIIQWUE Barclays Index	BCLY	USD	689,795	1M LIBOR	06/29/18	—	—	1,734	1,734
Citi Mergers & Acquisitions US Index	CBK	USD	1,331,406	(1M LIBOR + 0.95%)	09/29/17	—	—	(2,911)	(2,911)
Citi Mergers & Acquisitions US Index	CBK	USD	902,539	(1M LIBOR + 0.95%)	09/29/17	—	—	(1,974)	(1,974)
Credit Suisse Merger Arbitrage Liquid Excess Net	CSFB	USD	803,518	1M LIBOR	09/29/17	—	(233)	(1,344)	(1,111)
Credit Suisse Merger Arbitrage Liquid Excess Net	CSFB	USD	1,515,982	1M LIBOR	09/29/17	—	—	(2,097)	(2,097)
DB Bank Custom Volatility Port	DEUT	USD	970,225	1M LIBOR	04/30/18	—	—	966	966
DB Bank Custom Volatility Port	DEUT	USD	896,270	1M LIBOR	04/30/18	—	—	892	892
iShares S&P 500 Financial Sector	CBK	USD	366,739	(1M LIBOR + 0.42%)	08/04/17	—	—	1,282	1,282
iShares S&P 500 HealthCare Sector	CBK	USD	54,987	(1M LIBOR + 0.35%)	08/04/17	—	—	1,232	1,232
iShares S&P 500 HealthCare Sector	CBK	USD	1,749,021	(1M LIBOR + 0.26%)	08/04/17	—	—	(18,597)	(18,597)
iShares S&P 500 Industrials Sector	CBK	USD	150,009	(1M LIBOR + 0.25%)	08/04/17	—	—	1,191	1,191
iShares S&P 500 Information Technology Sector	CBK	USD	414,169	(1M LIBOR + 0.38%)	08/04/17	—	—	11,887	11,887
iShares S&P 500 Material Sector	CBK	USD	948,968	(1M LIBOR + 0.24%)	08/04/17	—	—	(2,661)	(2,661)
JPM US QES Momentum	JPM	USD	1,813,795	1M LIBOR	02/28/18	—	—	—	0
JPM US Volatility Qes Short	JPM	USD	641,750	1M LIBOR	02/28/18	—	—	—	0
MS Dispersion	MSC	USD	1,455,819	1M LIBOR	07/31/18	—	—	(2,111)	(2,111)
MSCI AC Asia Pac Information	BNP	USD	103,420	(1M LIBOR + 0.30%)	06/29/18	—	—	—	0
MSCI AC Asia Pacific Index	BNP	USD	8,901,942	(1M LIBOR + 0.30%)	06/29/18	—	—	(150)	(150)
MSCI China Consumer Discretion Index	BOA	HKD	341,597	1M LIBOR	06/21/18	—	—	(923)	(923)
MSCI China Consumer Discretion Index	BOA	HKD	3,521,988	1M LIBOR	06/28/18	—	—	(1,392)	(1,392)
MSCI China Consumer Stapled	GSC	HKD	3,189,117	1M LIBOR - 0.04%	07/12/18	—	—	(12,336)	(12,336)
MSCI China Energy Index	GSC	HKD	1,888,646	1M LIBOR - 0.06%	07/12/18	—	—	(9,783)	(9,783)
MSCI China Financial Index	BOA	HKD	2,000,653	(1M LIBOR + 0.40%)	06/21/18	—	—	(3,550)	(3,550)

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

MSCI China Health Care	GSC	HKD	3,210,698	1M LIBOR - 0.05%	07/12/18	$—	$—	$(2,532)	$(2,532)
MSCI China Information Techno	MSC	HKD	4,041,771	1M LIBOR - 0.50%	07/26/18	—	—	(17,414)	(17,414)
MSCI China Information Techno	MSC	HKD	2,221,601	1M LIBOR - 0.50%	07/05/18	—	—	(37,850)	(37,850)
MSCI Daily TR Net Brazil	GSC	USD	762,036	1M LIBOR	06/21/18	—	—	(4,778)	(4,778)
MSCI Indices US Health Care	BNP	USD	89,673	(1M LIBOR + 0.30%)	10/31/17	—	—	71	71
MSCI Indices US Health Care	BNP	USD	281,784	(1M LIBOR + 0.30%)	11/30/17	—	—	224	224
MSCI Indices US Health Care	GSC	USD	11,176,256	(1M LIBOR + 0.45%)	04/30/18	—	—	8,896	8,896
MSCI Indices US Health Care	DEUT	USD	1,964,190	(1M LIBOR + 0.39%)	06/29/18	—	—	1,563	1,563
MSCI World Media Industry Group Total Return	GSC	USD	6,605,548	(1M LIBOR + 0.23%)	06/29/18	—	—	55,224	55,224
MSUSMSDS	MSC	USD	609,617	1M LIBOR	09/29/17	—	—	(501)	(501)
MSUSMSDS	MSC	USD	1,220,876	1M LIBOR	09/29/17	—	—	(1,003)	(1,003)
PowerShares DB Agriculture Fund	BOA	USD	4,370,529	1M LIBOR - 0.25%	06/29/18	—	—	—	0
PowerShares DB Base Metals Fund	BOA	USD	3,839,096	1M LIBOR - 0.25%	06/29/18	—	—	—	0
PowerShares DB Energy Fund	BOA	USD	3,127,397	1M LIBOR - 0.25%	06/29/18	—	—	—	0
PowerShares DB Precious Metals Fund	BOA	USD	4,253,275	1M LIBOR - 0.25%	06/29/18	—	—	—	0
S&P 500 Total Return Utilities	CBK	USD	562,027	1M LIBOR	08/04/17	—	—	(19,886)	(19,886)
S&P GSCI Total Return Index	BOA	USD	698,520	(1M LIBOR + 0.32%)	11/30/17	—	—	—	0
S&P GSCI Total Return Index	BOA	USD	10,008,705	(1M LIBOR + 0.25%)	04/30/18	—	—	—	0
S&P Index Cons Stapll	CBK	USD	1,036,606	(1M LIBOR + 0.25%)	08/04/17	—	—	21,181	21,181
S&P Index Energy	BOA	USD	5,034,593	(1M LIBOR + 0.35%)	04/30/18	—	—	—	0
S&P Index Energy	CBK	USD	852,451	(1M LIBOR + 0.37%)	08/04/17	—	—	30,004	30,004
S&P Index Energy	BOA	USD	487,650	(1M LIBOR + 0.30%)	12/31/17	—	—	—	0
S&P Index Energy	BOA	USD	2,972,743	(1M LIBOR + 0.34%)	06/29/18	—	—	—	0
S&P Index Energy	BOA	USD	107,066	(1M LIBOR + 0.34%)	06/29/18	—	—	—	0

Total						$—	$(233)	$(4,851)	$(4,618)

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/31/17	NAB	$1,462,804	$1,479,389	$16,585
BRL	Buy	08/02/17	BCLY	514,919	548,156	33,237
BRL	Buy	08/02/17	GSC	296,875	315,751	18,876
BRL	Buy	08/02/17	HSBC	519,977	527,319	7,342
BRL	Buy	08/02/17	BCLY	83,786	86,551	2,765
BRL	Buy	08/02/17	HSBC	723,480	726,066	2,586
BRL	Buy	08/02/17	HSBC	408,854	410,315	1,461
BRL	Buy	08/02/17	GSC	391,286	392,685	1,399
BRL	Buy	08/02/17	MSC	357,747	359,026	1,279
BRL	Buy	08/02/17	GSC	223,592	224,391	799
BRL	Buy	08/02/17	GSC	167,694	168,293	599
BRL	Buy	09/05/17	HSBC	711,481	721,138	9,657
BRL	Sell	08/02/17	GSC	314,626	315,751	(1,125)
BRL	Sell	08/02/17	HSBC	525,442	527,320	(1,878)

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

BRL	Sell	08/02/17	BCLY	$632,446	$634,706	$(2,260)
BRL	Sell	08/02/17	MSC	350,910	359,026	(8,116)
BRL	Sell	08/02/17	HSBC	715,956	726,066	(10,110)
BRL	Sell	08/02/17	GSC	369,209	392,684	(23,475)
BRL	Sell	09/05/17	HSBC	516,727	523,741	(7,014)
CAD	Buy	08/31/17	GSC	890,575	894,749	4,174
CAD	Sell	08/31/17	GSC	3,097,444	3,111,960	(14,516)
CHF	Buy	08/31/17	BCLY	729,575	720,238	(9,337)
CHF	Sell	08/31/17	BCLY	409,402	404,162	5,240
CNH	Buy	12/18/17	CIB	1,686,190	1,792,672	106,482
CNH	Buy	01/03/18	NOM	1,860,014	2,005,796	145,782
CNH	Sell	12/18/17	HSBC	1,677,807	1,792,672	(114,865)
CNH	Sell	01/03/18	NOM	1,882,402	2,005,795	(123,393)
CNY	Buy	12/18/17	HSBC	1,672,511	1,788,554	116,043
CNY	Buy	01/03/18	NOM	1,881,311	2,006,702	125,391
CNY	Sell	12/18/17	CIB	1,683,435	1,788,554	(105,119)
CNY	Sell	01/03/18	NOM	1,861,993	2,006,702	(144,709)
DKK	Sell	08/31/17	DEUT	285,755	290,885	(5,130)
EUR	Buy	08/31/17	DEUT	1,240,384	1,262,962	22,578
EUR	Buy	06/20/18	CBK	3,673	3,960	287
EUR	Sell	08/31/17	DEUT	15,574,101	15,857,593	(283,492)
GBP	Buy	08/31/17	DEUT	1,011,811	1,023,674	11,863
GBP	Sell	08/31/17	DEUT	11,020,257	11,149,467	(129,210)
HUF	Buy	08/31/17	MSC	559,277	572,102	12,825
HUF	Sell	08/31/17	MSC	342,065	349,909	(7,844)
INR	Buy	08/31/17	DEUT	2,587,252	2,595,786	8,534
JPY	Buy	08/31/17	CIB	667,945	669,379	1,434
JPY	Sell	08/31/17	HSBC	6,376,946	6,442,698	(65,752)
JPY	Sell	08/31/17	BCLY	6,372,947	6,442,699	(69,752)
KRW	Buy	08/31/17	BCLY	245,677	245,110	(567)
KRW	Sell	08/31/17	BCLY	880,937	878,906	2,031
MXN	Buy	08/31/17	GSC	1,261,131	1,259,777	(1,354)
NOK	Buy	08/31/17	GSC	295,233	300,369	5,136
NOK	Sell	08/31/17	GSC	1,451,271	1,476,516	(25,245)
NZD	Buy	08/31/17	UBS	1,807,009	1,827,565	20,556
PLN	Buy	08/31/17	SSG	1,023,680	1,041,463	17,783
PLN	Sell	08/31/17	SSG	336,215	342,056	(5,841)
SEK	Buy	08/31/17	BOA	564,537	575,157	10,620
SEK	Sell	08/31/17	BOA	1,196,428	1,218,936	(22,508)
SGD	Buy	08/31/17	UBS	429,980	431,881	1,901
SGD	Buy	08/31/17	JPM	899,397	900,675	1,278
SGD	Sell	08/31/17	UBS	749,708	753,023	(3,315)
TRY	Buy	08/29/17	BCLY	1,390	1,407	17
TWD	Buy	08/31/17	HSBC	1,631,066	1,638,531	7,465
TWD	Sell	08/31/17	HSBC	313,635	315,070	(1,435)
ZAR	Buy	08/31/17	CBK	448,750	444,072	(4,678)
ZAR	Sell	08/31/17	CBK	89,597	88,663	934

Total						$(467,101)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

MSC	Morgan Stanley
NAB	National Australia Bank Limited
NOM	Nomura International
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BIST	Borsa Istanbul 100 Index
CAC	Cotation Assistee en Continu
CBOE	Chicago Board Options Exchange
DAX	Deutscher Aktien Index
FTSE	Financial Times and Stock Exchange
GSCI	Goldman Sachs Commodity
IBEX	Spanish Stock Index
JSE	Johannesburg Stock Exchange
KOSPI	Korea Composite Stock Price
MSCI	Morgan Stanley Capital International
OMXS30	OMX Stockholm 30 Index
S&P	Standard & Poors
SGX	Singapore Exchange
SPX	Standard and Poor’s 500 Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

Other Abbreviations:
ADR	American Depositary Receipt
EM	Emerging Markets
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Hartford Real Total Return Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,265,875	$34,782	$2,231,093	$—
Banks	1,191,200	82,184	1,109,016	—
Capital Goods	2,934,098	44,961	2,889,137	—
Commercial & Professional Services	470,128	—	470,128	—
Consumer Durables & Apparel	1,390,763	—	1,390,763	—
Consumer Services	536,182	108,885	427,297	—
Diversified Financials	288,058	125,434	162,624	—
Energy	6,338,934	6,338,934	—	—
Food & Staples Retailing	437,837	302,219	135,618	—
Food, Beverage & Tobacco	588,414	102,667	485,747	—
Health Care Equipment & Services	5,310,746	4,544,232	766,514	—
Insurance	1,205,308	—	1,205,308	—
Materials	1,830,984	352,179	1,478,805	—
Media	6,325,588	4,544,745	1,780,843	—
Pharmaceuticals, Biotechnology & Life Sciences	8,553,103	6,317,779	2,235,324	—
Real Estate	922,012	102,046	819,966	—
Retailing	1,636,944	904,258	732,686	—
Semiconductors & Semiconductor Equipment	6,311,436	3,563,890	2,747,546	—
Software & Services	7,120,256	4,781,712	2,338,544	—
Technology Hardware & Equipment	6,632,303	2,272,897	4,359,406	—
Telecommunication Services	806,983	—	806,983	—
Transportation	499,343	137,718	361,625	—
Utilities	83,942	24,197	59,745	—
Foreign Government Obligations	17,915,993	—	17,915,993	—
Exchange Traded Funds	53,403	—	53,403	—
Short-Term Investments	17,378,374	17,378,374	—	—
Purchased Options	1,181,535	316,875	864,660	—
Foreign Currency Contracts(2)	724,939	—	724,939	—
Futures Contracts(2)	322,940	322,940	—	—
Swaps - Credit Default(2)	289,835	—	289,835	—
Swaps - Interest Rate(2)	1,367	—	1,367	—
Swaps - Total Return(2)	138,984	—	138,984	—

Total	$101,687,807	$52,703,908	$48,983,899	$—

Liabilities
Foreign Currency Contracts(2)	$(1,192,040)	$—	$(1,192,040)	$—
Futures Contracts(2)	(1,072,335)	(1,072,335)	—	—
Swaps - Interest Rate(2)	(452)	—	(452)	—
Swaps - Total Return(2)	(143,602)	—	(143,602)	—
Written Options	(1,919,438)	(1,709,329)	(210,109)	—

Total	$(4,327,867)	$(2,781,664)	$(1,546,203)	$—

(1)	For the period ended July 31, 2017, investments valued at $4,279 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Short Duration Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 14.4%
	Asset-Backed - Automobile - 0.7%
	GM Financial Automobile Leasing Trust
$ 1,055,000	1.97%, 05/20/2020	$1,048,696
1,905,000	2.14%, 06/20/2019	1,908,802
35,946	Prestige Auto Receivables Trust 1.52%04/15/2020(1)	35,944
3,000,000	Santander Drive Auto Receivables Trust 2.46%03/15/2022	3,010,078
655,000	Westlake Automobile Receivables Trust 2.30%11/15/2019(1)	655,946

		6,659,466

	Asset-Backed - Credit Card - 0.3%
2,480,000	Golden Credit Card Trust 1.60%09/15/2021(1)	2,467,139

	Asset-Backed - Finance & Insurance - 7.6%
	Apidos CLO
2,025,684	2.40%, 04/15/2025(1)(2)	2,027,236
3,110,000	2.61%, 04/17/2026(1)(2)	3,119,206
	Bayview Opportunity Master Fund Trust
724,467	3.50%, 01/28/2055(1)(2)	745,152
1,264,073	3.50%, 06/28/2057(1)(2)	1,302,923
484,606	4.00%, 11/28/2053(1)(2)	504,729
1,497,926	4.00%, 10/28/2064(1)(2)	1,561,375
	Carlyle Global Market Strategies Ltd.
739,678	2.45%, 04/18/2025(1)(2)	740,456
2,500,000	3.10%, 04/17/2025(1)(2)	2,500,922
2,640,000	Cent CLO Ltd. 2.41%01/25/2026(1)(2)	2,638,672
	CIFC Funding Ltd.
2,125,000	0.00%, 07/16/2030(1)(2)(3)	2,125,000
2,125,000	2.45%, 04/16/2025(1)(2)	2,126,668
3,470,000	2.92%, 01/29/2025(1)(2)	3,470,097
1,681,300	DB Master Finance LLC 3.26%02/20/2045(1)	1,689,891
1,990,000	Dryden Senior Loan Fund 2.38%04/18/2026(1)(2)	1,988,995
59,621	Hasco NIM Cayman Co. 6.25%12/26/2035*(1)(4)(5)	—
3,250,000	Limerock CLO Ltd. 2.60%04/18/2026(1)(2)	3,255,873
180,481	Long Beach Asset Holdings Corp. 5.78%04/25/2046*(1)(4)(5)	—
4,610,000	Magnetite Ltd. 2.81%07/25/2026(1)(2)	4,605,367
	Nationstar HECM Loan Trust
1,322,095	1.97%, 05/25/2027(1)	1,321,125
268,757	2.01%, 08/25/2026(1)	268,198
442,308	2.24%, 06/25/2026(1)(2)	447,281
	NRZ Advance Receivables Trust
4,205,000	3.11%, 12/15/2050(1)	4,225,129
2,185,000	3.21%, 02/15/2051(1)	2,210,648
2,500,000	Octagon Investment Partners Ltd. 2.42%07/17/2025(1)(2)	2,500,552
1,540,000	Ocwen Master Advance Receivables Trust 3.21%11/15/2047(1)	1,537,148
2,060,000	SBA Tower Trust 2.90%10/15/2044(1)(6)	2,071,715
919,774	SoFi Consumer Loan Program LLC 3.28%01/26/2026(1)	931,995
3,840,000	SPS Servicer Advance Receivables Trust 2.75%11/15/2049(1)	3,851,053
4,035,000	Symphony CLO L.P. 2.97%01/09/2023(1)(2)	4,034,108

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Towd Point Mortgage Trust
$ 4,066,488	2.75%, 10/25/2056(1)(2)	$4,070,905
740,588	2.75%, 04/25/2057(1)(2)	747,724
1,235,000	2.75%, 06/25/2057(1)(2)	1,246,728
1,485,000	Verizon Owner Trust 2.22%12/20/2021(1)	1,481,840
1,910,000	Vibrant CLO Ltd. 2.79%04/20/2026(1)(2)	1,910,936
1,314,032	VOLT LX LLC 3.25%04/25/2059(1)(6)	1,317,376
1,160,000	Voya CLO Ltd. 2.25%10/14/2026(1)(2)	1,160,000

		69,737,023

	Asset-Backed - Home Equity - 0.9%
688,257	Accredited Mortgage Loan Trust 1.91%01/25/2035(2)	685,646
103,709	Aegis Asset Backed Securities Trust Mortgage Pass- Through Certificates 2.33%09/25/2034(2)	103,861
1,395,474	Morgan Stanley Capital I Trust 1.99%01/25/2035(2)	1,379,988
2,018,191	New Residential Mortgage Loan Trust 4.00%02/25/2057(1)(2)	2,113,234
4,000,000	NRZ Advance Receivables Trust 2.58%10/15/2049(1)	3,982,544
107,852	Renaissance Home Equity Loan Trust 9.79%04/25/2037*(1)(2)	1
384,326	Residential Asset Securities Corp. 5.21%07/25/2034(2)	395,125

		8,660,399

	Commercial Mortgage - Backed Securities - 1.6%
447,459	COMM Mortgage Trust 1.28%08/10/2046	446,810
937,691	DBUBS Mortgage Trust 0.74%11/10/2046(1)(2)(7)	17,042
	FREMF Mortgage Trust
5,065,400	3.01%, 10/25/2047(1)(2)	5,088,402
885,000	3.81%, 06/25/2047(1)(2)	907,452
2,370,000	4.16%, 09/25/2044(1)(2)	2,408,889
43,601	GS Mortgage Securities Trust 1.21%07/10/2046	43,579
1,675,104	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%05/05/2030(1)	1,754,903
485,748	Morgan Stanley Re-Remic Trust 1.00%03/27/2051(1)	485,777
3,190,000	Series RRX Trust 0.00%08/26/2044(1)(3)(8)	3,111,013

		14,263,867

	Whole Loan Collateral CMO - 3.3%
	Angel Oak Mortgage Trust LLC
1,411,272	2.48%, 07/25/2047(1)(2)	1,411,230
591,659	2.81%, 01/25/2047(1)(2)	593,204
	COLT Mortgage Loan Trust
835,593	2.80%, 12/26/2046(1)(2)	836,003
1,188,805	3.75%, 12/26/2046(1)(2)	1,216,435
	Connecticut Avenue Securities
202,235	2.18%, 05/25/2024(2)	202,572
426,874	2.43%, 07/25/2024(2)	427,746
	Deephaven Residential Mortgage Trust
1,607,417	2.45%, 06/25/2047(1)(2)	1,603,550
1,082,946	2.73%, 12/26/2046(1)(2)	1,083,657
1,146,105	Fannie Mae Connecticut Avenue Securities 2.38%09/25/2029(2)	1,156,851

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 660,525	LSTAR Securities Investment Trust 3.23%04/01/2022(1)(2)	$650,985
1,161,910	MFA Trust 2.59%02/25/2057(1)(2)	1,160,881
2,500,000	Mortgage Repurchase Agreement Financing Trust 2.39%06/10/2019(1)(2)	2,496,065
	New Residential Mortgage Loan Trust
972,498	3.25%, 09/25/2056(1)(2)	993,517
945,455	3.75%, 11/26/2035(1)(2)	984,555
717,418	3.75%, 03/25/2056(1)(2)	738,118
1,031,673	3.75%, 11/25/2056(1)(2)	1,071,672
1,978,414	4.00%, 03/25/2057(1)(2)	2,060,538
1,358,348	4.00%, 04/25/2057(1)(2)	1,416,080
2,109,050	4.00%, 05/25/2057(1)(2)	2,204,957
	Towd Point Mortgage Trust
1,778,877	2.25%, 04/25/2056(1)(2)	1,775,206
2,941,008	2.25%, 07/25/2056(1)(2)	2,931,842
700,557	2.75%, 02/25/2055(1)(2)	708,488
1,676,626	2.75%, 04/25/2055(1)(2)	1,691,354
717,553	2.75%, 05/25/2055(1)(2)	723,759

		30,139,265

	Total Asset & Commercial Mortgage Backed Securities (cost $132,080,733)	$131,927,159

Corporate Bonds - 57.6%
	Aerospace/Defense - 0.0%
$ 365,000	BAE Systems Holdings, Inc. 2.85%12/15/2020(1)	$370,686

	Agriculture - 0.3%
2,000,000	Imperial Brands Finance plc 2.05%02/11/2018(1)	2,001,764
644,000	Reynolds American, Inc. 3.25%06/12/2020	664,359

		2,666,123

	Auto Manufacturers - 3.3%
2,500,000	American Honda Finance Corp. 1.70%09/09/2021	2,456,235
	Daimler Finance NA LLC
2,000,000	2.00%, 07/06/2021(1)	1,967,142
2,500,000	2.25%, 09/03/2019(1)	2,515,005
	Ford Motor Credit Co. LLC
3,500,000	2.02%, 05/03/2019	3,500,560
2,000,000	2.46%, 03/27/2020	2,008,980
	General Motors Financial Co., Inc.
2,500,000	3.20%, 07/13/2020	2,556,250
2,500,000	3.20%, 07/06/2021	2,538,180
	Harley-Davidson Financial Services, Inc.
840,000	2.40%, 09/15/2019(1)	845,331
2,500,000	2.85%, 01/15/2021(1)	2,544,313
	Hyundai Capital America
2,000,000	2.00%, 07/01/2019(1)	1,986,580
2,490,000	2.60%, 03/19/2020(1)	2,499,447
	Nissan Motor Acceptance Corp.
2,500,000	2.35%, 03/04/2019(1)	2,517,680
1,250,000	2.55%, 03/08/2021(1)	1,259,625
750,000	Volkswagen Group of America Finance LLC 2.45%11/20/2019(1)	756,053

		29,951,381

	Auto Parts & Equipment - 0.6%
500,000	Delphi Automotive plc 3.15%11/19/2020	512,326
4,237,000	Goodyear Tire & Rubber Co. 8.75%08/15/2020	4,957,290

		5,469,616

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Beverages - 0.5%
$4,000,000	Anheuser-Busch InBev Finance, Inc. 2.65%02/01/2021	$4,067,624
340,000	Constellation Brands, Inc. 2.70%05/09/2022	342,046
625,000	Molson Coors Brewing Co. 2.10%07/15/2021	617,728

		5,027,398

	Biotechnology - 0.5%
1,500,000	Amgen, Inc. 2.13%05/01/2020	1,510,414
1,055,000	Biogen, Inc. 2.90%09/15/2020	1,082,770
2,000,000	Celgene Corp. 2.88%08/15/2020	2,051,758

		4,644,942

	Chemicals - 0.5%
4,500,000	Air Liquide Finance S.A. 1.75%09/27/2021(1)	4,400,474

	Commercial Banks - 21.8%
	ABN Amro Bank N.V.
1,500,000	1.80%, 09/20/2019(1)	1,494,045
1,000,000	2.45%, 06/04/2020(1)	1,009,703
1,200,000	Banco Santander S.A. 3.50%04/11/2022	1,234,220
	Bank of America Corp.
3,020,000	2.15%, 11/09/2020	3,017,765
3,500,000	2.50%, 10/21/2022	3,465,623
2,000,000	2.63%, 10/19/2020	2,028,920
2,000,000	2.63%, 04/19/2021	2,017,808
1,395,000	Bank of New York Mellon Corp. 2.36%10/30/2023(2)	1,425,223
1,000,000	Bank of Nova Scotia 2.70%03/07/2022	1,011,089
3,250,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 2.35%09/08/2019(1)	3,274,414
	Banque Federative du Credit Mutuel S.A.
3,000,000	2.00%, 04/12/2019(1)	3,002,991
1,500,000	2.70%, 07/20/2022(1)	1,509,818
	Barclays plc
2,500,000	2.75%, 11/08/2019	2,530,277
1,850,000	2.88%, 06/08/2020	1,872,624
2,625,000	3.25%, 01/12/2021	2,677,345
	BB&T Corp.
1,750,000	2.05%, 05/10/2021	1,743,296
1,750,000	2.75%, 04/01/2022	1,783,278
	BNP Paribas S.A.
1,500,000	2.38%, 05/21/2020	1,516,283
580,000	2.95%, 05/23/2022(1)	587,847
	BPCE S.A.
1,390,000	2.50%, 12/10/2018	1,403,302
1,650,000	2.50%, 07/15/2019	1,667,591
300,000	3.00%, 05/22/2022(1)	303,256
2,500,000	Canadian Imperial Bank of Commerce 1.60%09/06/2019	2,482,892
1,250,000	Capital One Financial Corp. 3.05%03/09/2022	1,271,256
	Citigroup, Inc.
2,000,000	2.40%, 02/18/2020	2,016,566
965,000	2.50%, 07/29/2019	975,057
4,500,000	2.90%, 12/08/2021	4,563,954
	Citizens Bank NA
770,000	2.55%, 05/13/2021	772,750
4,500,000	2.65%, 05/26/2022	4,506,381

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 665,000	Citizens Financial Group, Inc. 2.38%07/28/2021	$662,613
1,555,000	Compass Bank 2.75%09/29/2019	1,566,938
	Cooperatieve Rabobank UA
1,650,000	2.50%, 01/19/2021	1,668,944
1,500,000	2.75%, 01/10/2022	1,528,989
1,800,000	Credit Agricole S.A. 2.75%06/10/2020(1)	1,831,045
2,001,000	Credit Suisse Group AG 3.57%01/09/2023(1)	2,053,250
2,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.45%04/16/2021	2,063,318
	Danske Bank A/S
1,120,000	2.00%, 09/08/2021(1)	1,104,320
1,250,000	2.70%, 03/02/2022(1)	1,263,148
1,250,000	2.80%, 03/10/2021(1)	1,271,666
2,290,000	Deutsche Bank AG 2.70%07/13/2020	2,302,245
2,600,000	Discover Bank 3.10%06/04/2020	2,663,318
2,150,000	DNB Bank ASA 2.38%06/02/2021(1)	2,149,138
	Fifth Third Bancorp
1,100,000	2.25%, 06/14/2021	1,099,850
1,750,000	2.60%, 06/15/2022	1,747,100
	Goldman Sachs Group, Inc.
1,225,000	2.35%, 11/15/2021	1,214,208
2,000,000	2.60%, 12/27/2020	2,017,104
660,000	2.63%, 04/25/2021	662,876
545,000	2.75%, 09/15/2020	552,819
1,005,000	2.88%, 02/25/2021	1,020,554
4,000,000	3.00%, 04/26/2022	4,052,884
	HSBC Holdings plc
1,800,000	2.95%, 05/25/2021	1,833,979
2,135,000	3.26%, 03/13/2023(2)	2,186,539
1,150,000	3.40%, 03/08/2021	1,189,164
1,550,000	HSBC USA, Inc. 2.35%03/05/2020	1,565,176
	Huntington Bancshares, Inc.
2,000,000	2.30%, 01/14/2022	1,978,496
1,700,000	3.15%, 03/14/2021	1,742,073
	Huntington National Bank
1,785,000	2.20%, 04/01/2019	1,790,294
1,250,000	2.38%, 03/10/2020	1,260,285
2,395,000	ING Bank N.V. 2.50%10/01/2019(1)	2,416,416
705,000	ING Groep N.V. 3.15%03/29/2022	721,596
1,955,000	Intesa Sanpaolo S.p.A. 3.13%07/14/2022(1)	1,968,095
	JP Morgan Chase & Co.
4,000,000	2.30%, 08/15/2021	3,996,276
3,000,000	2.40%, 06/07/2021	3,009,171
1,800,000	2.54%, 10/24/2023(2)	1,834,879
3,000,000	2.55%, 03/01/2021	3,025,758
1,500,000	2.75%, 06/23/2020	1,529,929
	KeyBank NA
1,000,000	1.60%, 08/22/2019	995,435
1,500,000	2.40%, 06/09/2022	1,498,142
2,000,000	2.50%, 12/15/2019	2,028,412
905,000	2.50%, 11/22/2021	911,549
	Manufacturers & Traders Trust Co.
2,500,000	2.25%, 07/25/2019	2,519,045
1,045,000	2.45%, 12/28/2020(2)	1,046,326

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 1,500,000	Mizuho Financial Group, Inc. 2.63%04/12/2021(1)	$1,504,038
	Morgan Stanley
1,290,000	2.20%, 12/07/2018	1,296,927
1,000,000	2.24%, 07/22/2022(2)	1,001,165
920,000	2.50%, 04/21/2021	922,880
1,500,000	2.65%, 01/27/2020	1,519,711
2,000,000	2.71%, 10/24/2023(2)	2,039,358
2,000,000	2.75%, 05/19/2022	2,003,508
1,750,000	5.63%, 09/23/2019	1,880,520
1,000,000	National Australia Bank Ltd. 1.88%07/12/2021	982,759
1,750,000	National Bank of Canada 2.10%12/14/2018	1,756,426
2,000,000	Nordea Bank AB 1.63%09/30/2019(1)	1,987,952
	PNC Bank NA
1,750,000	2.25%, 07/02/2019	1,763,624
1,500,000	2.45%, 11/05/2020	1,520,281
2,250,000	Regions Financial Corp. 3.20%02/08/2021	2,306,011
1,500,000	Royal Bank of Canada 2.50%01/19/2021	1,518,693
	Santander Holdings USA, Inc.
1,115,000	2.65%, 04/17/2020	1,119,198
3,530,000	3.70%, 03/28/2022(1)	3,584,662
2,250,000	Santander UK plc 2.38%03/16/2020	2,273,233
	Skandinaviska Enskilda Banken AB
1,400,000	2.63%, 11/17/2020(1)	1,419,992
1,500,000	2.80%, 03/11/2022	1,523,685
1,800,000	Societe Generale S.A. 3.25%01/12/2022(1)	1,841,247
3,000,000	Standard Chartered plc 2.40%09/08/2019(1)	3,012,831
2,200,000	Sumitomo Mitsui Banking Corp. 2.65%07/23/2020	2,233,143
	SunTrust Banks, Inc.
1,750,000	2.50%, 05/01/2019	1,768,231
895,000	2.90%, 03/03/2021	911,725
	Svenska Handelsbanken AB
1,010,000	1.88%, 09/07/2021	995,820
2,000,000	2.25%, 06/17/2019	2,015,566
1,500,000	2.45%, 03/30/2021	1,510,455
	Toronto-Dominion Bank
1,500,000	2.13%, 04/07/2021	1,500,692
2,000,000	2.50%, 12/14/2020	2,031,112
	UBS Group Funding Switzerland AG
1,000,000	2.95%, 09/24/2020(1)	1,021,597
1,750,000	3.00%, 04/15/2021(1)	1,783,350
3,250,000	UniCredit S.p.A. 3.75%04/12/2022(1)	3,331,575
	Wells Fargo & Co.
2,000,000	2.10%, 07/26/2021	1,978,406
1,875,000	2.15%, 01/30/2020	1,885,005
2,500,000	2.50%, 03/04/2021	2,519,395
3,000,000	2.54%, 10/31/2023(2)	3,061,017

		200,034,726

	Commercial Services - 0.4%
1,870,000	ERAC USA Finance LLC 2.35%10/15/2019(1)	1,881,809
1,500,000	Total System Services, Inc. 3.80%04/01/2021	1,564,220

		3,446,029

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Construction Materials - 0.2%
$ 2,000,000	Fortune Brands Home & Security, Inc. 3.00%06/15/2020	$2,030,814

	Diversified Financial Services - 3.5%
	Air Lease Corp.
2,500,000	2.13%, 01/15/2020	2,497,643
2,700,000	2.63%, 07/01/2022	2,688,271
3,000,000	Ally Financial, Inc. 3.25%11/05/2018	3,038,100
2,500,000	Capital One Bank USA NA 2.30%06/05/2019	2,508,830
1,150,000	Credit Agricole S.A. 2.38%07/01/2021(1)	1,152,548
3,130,000	GE Capital International Funding Co. 2.34%11/15/2020	3,163,616
2,025,000	LeasePlan Corp. N.V. 2.88%01/22/2019(1)	2,033,930
2,500,000	Macquarie Group Ltd. 3.00%12/03/2018(1)	2,531,325
	Nationstar Mortgage LLC / Nationstar Capital Corp.
2,000,000	6.50%, 08/01/2018	1,997,500
1,250,000	6.50%, 07/01/2021	1,281,250
2,000,000	Navient Corp. 6.50%06/15/2022	2,130,000
2,365,000	Protective Life Global Funding 1.72%04/15/2019(1)	2,350,363
1,350,000	Societe Generale S.A. 2.50%04/08/2021(1)	1,356,891
	Synchrony Financial
610,000	2.70%, 02/03/2020	615,232
2,255,000	3.00%, 08/15/2019	2,291,310

		31,636,809

	Electric - 2.4%
1,000,000	Ameren Illinois Co. 9.75%11/15/2018	1,098,165
1,200,000	Commonwealth Edison Co. 6.95%07/15/2018	1,254,658
	Dominion Energy, Inc.
2,500,000	2.50%, 12/01/2019	2,524,533
490,000	2.96%, 07/01/2019(6)	498,771
395,000	Emera U.S. Finance L.P. 2.70%06/15/2021	397,498
3,150,000	Enel Finance International N.V. 2.88%05/25/2022(1)	3,184,486
1,055,000	Eversource Energy 2.50%03/15/2021	1,054,622
805,000	Exelon Corp. 2.85%06/15/2020	820,983
970,000	FirstEnergy Corp. 2.85%07/15/2022	971,486
2,285,000	Fortis, Inc. 2.10%10/04/2021	2,254,445
	NextEra Energy Capital Holdings, Inc.
325,000	1.65%, 09/01/2018	324,828
1,520,000	2.30%, 04/01/2019	1,531,835
2,650,000	SCANA Corp. 4.75%05/15/2021	2,789,528
3,000,000	Southern Co. 2.35%07/01/2021	2,991,639

		21,697,477

	Electronics - 0.1%
850,000	Fortive Corp. 2.35%06/15/2021	847,180

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Engineering & Construction - 0.3%
	SBA Tower Trust
$ 1,300,000	2.24%, 04/09/2043(1)	$1,299,359
1,760,000	3.17%, 04/09/2047(1)	1,771,342

		3,070,701

	Food - 1.2%
4,000,000	Danone S.A. 2.08%11/02/2021(1)	3,954,808
330,000	JM Smucker Co. 2.50%03/15/2020	333,774
1,425,000	Kraft Heinz Foods Co. 2.80%07/02/2020	1,453,208
	Kroger Co.
1,415,000	1.50%, 09/30/2019	1,398,868
540,000	2.60%, 02/01/2021	542,536
2,500,000	Mondelez International Holdings Netherlands B.V. 2.00%10/28/2021(1)	2,449,800
1,195,000	Tyson Foods, Inc. 2.65%08/15/2019	1,212,455

		11,345,449

	Forest Products & Paper - 0.3%
2,650,000	Georgia-Pacific LLC 2.54%11/15/2019(1)	2,682,115

	Gas - 0.2%
1,605,000	CenterPoint Energy Resources Corp. 4.50%01/15/2021	1,696,140

	Healthcare-Products - 0.2%
1,680,000	Medtronic, Inc. 2.50%03/15/2020	1,708,988

	Healthcare-Services - 1.0%
4,000,000	Anthem, Inc. 2.25%08/15/2019	4,029,292
1,810,000	Dignity Health 2.64%11/01/2019	1,833,885
590,000	Laboratory Corp. of America Holdings 2.63%02/01/2020	596,471
	UnitedHealth Group, Inc.
1,525,000	2.13%, 03/15/2021	1,526,531
835,000	2.70%, 07/15/2020	855,199

		8,841,378

	Insurance - 2.7%
4,000,000	American International Group, Inc. 2.30%07/16/2019	4,033,376
775,000	Chubb INA Holdings, Inc. 2.30%11/03/2020	783,880
3,000,000	Jackson National Life Global Funding 2.50%06/27/2022(1)	2,985,771
	Marsh & McLennan Cos., Inc.
985,000	2.35%, 09/10/2019	992,125
770,000	2.55%, 10/15/2018	777,195
2,300,000	MassMutual Global Funding 2.00%04/15/2021(1)	2,286,701
	Metropolitan Life Global Funding
1,500,000	1.95%, 09/15/2021(1)	1,476,864
1,500,000	2.05%, 06/12/2020(1)	1,502,366
861,000	Nuveen Finance LLC 2.95%11/01/2019(1)	876,093
	Principal Life Global Funding
2,000,000	1.50%, 04/18/2019(1)	1,983,476
1,255,000	2.20%, 04/08/2020(1)	1,256,033
	Prudential Financial, Inc.
2,000,000	1.96%, 08/15/2018(2)	2,013,188
1,500,000	2.35%, 08/15/2019	1,513,316

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 390,000	QBE Insurance Group Ltd. 2.40%05/01/2018(1)	$390,304
705,000	Trinity Acquisition plc 3.50%09/15/2021	723,976
1,445,000	Unum Group 3.00%05/15/2021	1,460,723

		25,055,387

	Internet - 0.2%
2,000,000	Netflix, Inc. 5.50%02/15/2022	2,165,000

	Iron/Steel - 0.2%
1,500,000	Steel Dynamics, Inc. 5.13%10/01/2021	1,545,000

	IT Services - 1.5%
4,000,000	Dell International LLC / EMC Corp. 3.48%06/01/2019(1)	4,094,832
2,390,000	DXC Technology Co. 2.88%03/27/2020(1)	2,419,920
	Hewlett Packard Enterprise Co.
2,750,000	2.85%, 10/05/2018	2,783,146
1,250,000	3.60%, 10/15/2020	1,293,541
	NCR Corp.
1,250,000	4.63%, 02/15/2021	1,275,000
2,200,000	5.00%, 07/15/2022	2,255,000

		14,121,439

	Lodging - 0.8%
3,320,000	Choice Hotels International, Inc. 5.70%08/28/2020	3,610,500
1,500,000	Marriott International, Inc. 2.30%01/15/2022	1,486,552
2,000,000	MGM Resorts International 5.25%03/31/2020	2,122,000

		7,219,052

	Machinery-Diversified - 0.5%
	CNH Industrial Capital LLC
1,275,000	3.88%, 07/16/2018	1,291,473
2,000,000	4.38%, 11/06/2020	2,095,000
995,000	4.38%, 04/05/2022	1,043,506

		4,429,979

	Media - 1.5%
3,000,000	CBS Corp. 2.30%08/15/2019	3,020,862
1,685,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%07/23/2020	1,742,647
400,000	Columbus Cable Barbados Ltd. 7.38%03/30/2021(1)	427,000
2,195,000	Scripps Networks Interactive, Inc. 2.80%06/15/2020	2,222,857
1,770,000	Sky plc 2.63%09/16/2019(1)	1,784,624
2,500,000	Time Warner Cable LLC 8.25%04/01/2019	2,750,375
1,500,000	Viacom, Inc. 2.75%12/15/2019	1,518,240

		13,466,605

	Mining - 0.5%
	Anglo American Capital plc
2,250,000	3.75%, 04/10/2022(1)	2,300,625
1,500,000	4.13%, 04/15/2021(1)	1,554,375

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 1,015,000	Freeport-McMoRan, Inc. 2.38%03/15/2018	$1,013,731

		4,868,731

	Miscellaneous Manufacturing - 0.1%
736,000	Pentair Finance S.A. 2.90%09/15/2018	743,013

	Office/Business Equipment - 0.3%
3,250,000	Pitney Bowes, Inc. 3.38%10/01/2021	3,238,963

	Oil & Gas - 1.6%
2,500,000	Anadarko Petroleum Corp. 4.85%03/15/2021	2,668,040
1,575,000	BP Capital Markets plc 2.32%02/13/2020	1,594,951
875,000	Canadian Natural Resources Ltd. 2.95%01/15/2023	876,554
680,000	ConocoPhillips Co. 4.20%03/15/2021	727,250
1,755,000	Exxon Mobil Corp. 2.22%03/01/2021	1,771,778
1,726,000	Marathon Oil Corp. 2.70%06/01/2020	1,719,721
	Noble Energy, Inc.
1,015,000	4.15%, 12/15/2021	1,073,538
1,595,000	8.25%, 03/01/2019	1,745,313
455,000	Petroleos Mexicanos 5.50%02/04/2019	475,702
1,565,000	Pioneer Natural Resources Co. 3.45%01/15/2021	1,614,828

		14,267,675

	Oil & Gas Services - 0.3%
2,500,000	Schlumberger Holdings Corp. 3.00%12/21/2020(1)	2,551,975

	Pharmaceuticals - 2.1%
	AbbVie, Inc.
1,250,000	2.30%, 05/14/2021	1,250,866
1,330,000	2.50%, 05/14/2020	1,350,910
	Allergan Funding SCS
490,000	2.45%, 06/15/2019	495,066
3,855,000	3.00%, 03/12/2020	3,945,180
1,300,000	Bayer U.S. Finance LLC 2.38%10/08/2019(1)	1,313,567
1,435,000	Cardinal Health, Inc. 2.40%11/15/2019	1,444,112
2,115,000	Express Scripts Holding Co. 2.25%06/15/2019	2,127,077
945,000	Mylan N.V. 3.75%12/15/2020	985,679
3,000,000	Shire Acquisitions Investments Ireland DAC 1.90%09/23/2019	2,996,973
	Teva Pharmaceutical Finance Netherlands B.V.
1,125,000	1.70%, 07/19/2019	1,118,876
1,800,000	2.20%, 07/21/2021	1,774,640

		18,802,946

	Pipelines - 1.2%
1,195,000	Columbia Pipeline Group, Inc. 2.45%06/01/2018	1,200,537
	Enterprise Products Operating LLC
1,195,000	2.55%, 10/15/2019	1,206,100
1,700,000	2.85%, 04/15/2021	1,726,877
	Kinder Morgan Energy Partners L.P.
1,175,000	5.30%, 09/15/2020	1,266,736
865,000	6.85%, 02/15/2020	958,621

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 4,300,000	Plains All American Pipeline L.P. / PAA Finance Corp. 6.50%05/01/2018	$4,440,739

		10,799,610

	Real Estate - 0.3%
2,000,000	WEA Finance LLC 3.15%04/05/2022(1)	2,024,570
1,100,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%10/05/2020(1)	1,123,249

		3,147,819

	Real Estate Investment Trusts - 0.9%
1,755,000	American Tower Corp. 3.30%02/15/2021	1,806,752
240,000	Crown Castle International Corp. 3.40%02/15/2021	247,844
2,580,000	ERP Operating L.P. 2.38%07/01/2019	2,603,065
1,870,000	Scentre Group Trust 2.38%11/05/2019(1)	1,875,187
	Simon Property Group L.P.
1,000,000	2.50%, 09/01/2020	1,015,410
860,000	2.50%, 07/15/2021	866,591

		8,414,849

	Retail - 0.8%
320,000	AutoZone, Inc. 1.63%04/21/2019	318,505
	CVS Health Corp.
2,350,000	2.13%, 06/01/2021	2,335,270
715,000	2.80%, 07/20/2020	731,658
3,000,000	Home Depot, Inc. 2.00%04/01/2021	3,003,546
550,000	McDonald’s Corp. 2.75%12/09/2020	564,509

		6,953,488

	Savings & Loans - 0.1%
885,000	Nationwide Building Society 2.35%01/21/2020(1)	890,777

	Semiconductors - 0.8%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
2,700,000	2.38%, 01/15/2020(1)	2,716,146
2,700,000	3.00%, 01/15/2022(1)	2,741,161
2,000,000	NXP B.V. / NXP Funding LLC 4.13%06/01/2021(1)	2,097,500

		7,554,807

	Software - 0.3%
541,000	Fidelity National Information Services, Inc. 2.25%08/15/2021	537,229
2,375,000	Oracle Corp. 1.90%09/15/2021	2,364,032

		2,901,261

	Telecommunications - 2.1%
	AT&T, Inc.
1,250,000	0.00%, 02/14/2023(3)	1,249,800
2,790,000	2.45%, 06/30/2020	2,811,371
2,000,000	2.80%, 02/17/2021	2,028,784
4,545,000	Nokia Oyj 3.38%06/12/2022	4,598,949
4,495,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%03/20/2023(1)	4,556,582

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 3,600,000	Wind Acquisition Finance S.A. 4.75%07/15/2020(1)	$3,640,500

		18,885,986

	Toys/Games/Hobbies - 0.2%
2,000,000	Mattel, Inc. 2.35%05/06/2019	2,005,152

	Transportation - 1.1%
3,450,000	AP Moller - Maersk A/S 2.55%09/22/2019(1)	3,471,256
825,000	FedEx Corp. 2.30%02/01/2020	832,520
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,050,000	2.50%, 06/15/2019(1)	2,069,332
45,000	2.88%, 07/17/2018(1)	45,483
1,000,000	3.20%, 07/15/2020(1)	1,030,220
	Ryder System, Inc.
1,270,000	2.25%, 09/01/2021	1,263,106
1,075,000	2.45%, 09/03/2019	1,085,406

		9,797,323

	Trucking & Leasing - 0.2%
2,125,000	TTX Co. 2.25%02/01/2019(1)	2,129,106

	Total Corporate Bonds (cost $522,164,988)	$527,524,369

Foreign Government Obligations - 0.3%
	Saudi Arabia - 0.3%
$ 2,810,000	Saudi Government International Bond 2.38%10/26/2021(1)	$2,766,833

	Total Foreign Government Obligations (cost $2,782,097)	$2,766,833

Municipal Bonds - 1.0%
	General - 0.3%
$ 365,000	New Jersey State Econ DA 0.00%02/15/2018(3)	$360,167
2,500,000	State Board of Administration Finance Corp. FL 2.16%07/01/2019	2,514,025

		2,874,192

	General Obligation - 0.7%
2,805,000	Country of Cook IL 4.74%11/15/2022	3,019,358
	Illinois State, GO
1,530,000	5.67%, 03/01/2018	1,555,597
1,170,000	5.88%, 03/01/2019	1,220,451

		5,795,406

	Total Municipal Bonds (cost $8,629,155)	$8,669,598

Senior Floating Rate Interests - 22.0%(9)
	Advertising - 0.2%
$ 1,663,571	Acosta Holdco, Inc. 4.48%09/26/2021	$1,513,151

	Aerospace/Defense - 0.7%
467,273	Fly Funding II S.a.r.l. 3.43%02/09/2023	467,857
1,930,000	MacDonald, Dettwiler and Associates Ltd. 0.00%07/06/2024(10)	1,929,594
3,866,979	TransDigm, Inc. 4.23%06/09/2023	3,884,690

		6,282,141

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Airlines - 0.6%
	American Airlines, Inc.
$ 980,000	3.23%, 10/12/2021	$981,636
1,557,559	3.23%, 06/26/2020	1,559,288
990,000	3.73%, 04/28/2023	994,455
1,965,000	Delta Air Lines, Inc. 3.73%08/24/2022	1,974,334

		5,509,713

	Auto Manufacturers - 0.1%
359,777	FCA U.S. LLC 3.23%12/31/2018	361,576
580,982	Jaguar Holding Co. 4.02%08/18/2022	584,758

		946,334

	Auto Parts & Equipment - 0.1%
920,000	USI, Inc. 4.18%05/16/2024	917,130

	Beverages - 0.1%
1,132,444	Jacobs Douwe Egberts International B.V. 3.44%07/02/2022	1,135,751

	Biotechnology - 0.3%
2,864,662	Alkermes, Inc. 3.97%09/25/2021	2,871,823

	Chemicals - 0.5%
335,000	Axalta Coating Systems U.S. Holdings, Inc. 3.30%06/01/2024	336,290
319,000	Chemours Co. 3.73%05/12/2022	321,128
	Diamond (BC) B.V.
615,000	0.00%, 07/12/2024(10)	615,510
EUR 160,000	0.00%, 07/25/2024(10)	190,253
$ 2,256,213	Huntsman International LLC 4.23%04/01/2023	2,266,795
362,350	MacDermid, Inc. 4.23%06/07/2023	364,097
338,250	Minerals Technologies, Inc. 3.50%02/14/2024	339,518
464,115	PolyOne Corp. 3.51%11/12/2022	466,435

		4,900,026

	Commercial Services - 2.1%
495,000	Ascend Learning LLC 4.53%07/05/2022	498,866
969,772	Brickman Group Ltd. LLC 4.23%12/18/2020	973,777
619,136	Bright Horizons Family Solutions, Inc. 3.48%11/07/2023	622,851
650,096	Camelot UK Holdco Ltd. 4.73%10/03/2023	657,084
255,000	Capital Automotive L.P. 4.24%03/24/2024	257,359
755,000	Clean Harbors, Inc. 3.23%06/27/2024	757,514
616,900	DigitalGlobe, Inc. 3.98%01/15/2024	617,289
1,485,000	Hertz Corp. 3.99%06/30/2023	1,481,911
516,497	KAR Auction Services, Inc. 3.81%03/09/2023	519,508
1,400,000	PSAV Holdings LLC 4.70%04/27/2024	1,408,750
1,742,497	Quikrete Holdings, Inc. 3.98%11/15/2023	1,748,038
1,779,911	Russell Investment Group 6.97%06/01/2023	1,801,056

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 512,425	ServiceMaster Co. 3.73%11/08/2023	$514,731
1,132,163	Team Health Holdings, Inc. 3.98%02/06/2024	1,127,566
EUR 700,000	Techem GmbH 0.00%07/31/2024(10)	835,397
$ 1,820,000	Tempo Acquisition LLC 4.23%05/01/2024	1,834,032
1,839,166	Trans Union LLC 3.73%04/09/2023	1,841,888
519,230	Vantiv LLC 3.72%10/14/2023	522,802
746,250	Xerox Business Services LLC 5.23%12/07/2023	754,832

		18,775,251

	Distribution/Wholesale - 0.6%
2,668,313	American Builders & Contractors Supply Co., Inc. 3.73%10/31/2023	2,681,654
491,250	Beacon Roofing Supply, Inc. 3.98%10/01/2022	494,320
1,277,132	Nexeo Solutions LLC 5.02%06/09/2023	1,293,633
1,054,700	Univar, Inc. 3.98%07/01/2022	1,059,974

		5,529,581

	Diversified Financial Services - 0.8%
1,391,513	AlixPartners LLP 4.30%04/04/2024	1,401,726
685,000	Delos Finance S.a.r.l. 3.55%10/06/2023	686,425
765,000	Fortress Investment Group LLC 1.38%06/14/2022	774,088
263,675	NFP Corp. 4.80%01/08/2024	265,049
452,725	RP Crown Parent LLC 4.73%10/12/2023	457,818
1,459,658	RPI Finance Trust 3.30%03/27/2023	1,466,139
853,286	SAM Finance Lux S.a.r.l. 4.50%12/17/2020	857,552
1,510,000	Telenet Financing USD LLC 3.98%06/30/2025	1,517,550

		7,426,347

	Electric - 0.6%
798,000	AES Corp. 3.19%05/24/2022	795,805
1,005,773	Calpine Corp. 4.05%05/31/2023	1,008,981
505,000	Helix Gen Funding LLC 4.96%06/02/2024	509,545
2,289,756	NRG Energy, Inc. 3.55%06/30/2023	2,295,595
990,956	Seadrill Partners Finco LLC 4.30%02/21/2021	677,150

		5,287,076

	Energy-Alternate Sources - 0.3%
1,501,129	MEG Energy Corp. 4.73%12/31/2023	1,492,693
	TEX Operations Co. LLC
190,000	3.98%, 08/04/2023	190,522
825,850	3.98%, 08/04/2023	828,121

		2,511,336

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Engineering & Construction - 0.2%
$ 2,000,000	Brand Energy & Infrastructure Services, Inc. 5.51%06/21/2024	$2,015,000

	Entertainment - 0.5%
487,639	Cedar Fair, L.P. 3.48%04/13/2024	492,213
235,000	CityCenter Holdings LLC 3.73%04/18/2024	235,881
1,376,550	Eldorado Resorts LLC 3.56%04/17/2024	1,373,109
1,234,144	Hilton Worldwide Finance LLC 3.23%10/25/2023	1,239,599
803,751	Scientific Games International, Inc. 5.23%10/01/2021	804,506

		4,145,308

	Environmental Control - 0.2%
1,214,355	Advanced Disposal Services, Inc. 3.94%11/10/2023	1,223,656
235,000	HD Supply Waterworks Ltd. 0.00%08/01/2024(10)	236,396

		1,460,052

	Food - 0.8%
	Albertsons LLC
1,576,340	3.98%, 08/25/2021	1,571,422
522,120	4.25%, 06/22/2023	521,394
2,438,888	JBS USA LLC 3.80%10/30/2022	2,416,791
746,250	Pinnacle Foods Finance LLC 3.23%02/02/2024	749,295
1,960,000	Post Holdings, Inc. 3.49%05/24/2024	1,967,958

		7,226,860

	Healthcare-Products - 0.6%
2,206,039	Alere, Inc. 4.49%06/18/2022	2,208,444
985,190	American Renal Holdings, Inc. 0.00%06/14/2024(10)	979,446
1,270,000	INC Research LLC 0.00%06/27/2024(10)	1,278,992
580,000	Kinetic Concepts, Inc. 4.55%02/02/2024	581,630
491,288	Revlon Consumer Products Corp. 4.73%09/07/2023	443,112

		5,491,624

	Healthcare-Services - 1.2%
920,975	Acadia Healthcare Co., Inc. 3.98%02/16/2023	931,051
	Community Health Systems, Inc.
571,973	3.96%, 12/31/2019	571,773
213,549	4.21%, 01/27/2021	213,134
968,536	DaVita HealthCare Partners, Inc. 3.98%06/24/2021	977,011
1,937,352	Envision Healthcare Corp. 4.30%12/01/2023	1,948,259
426,775	Genoa, a QoL Healthcare Co. LLC 4.98%10/28/2023	430,689
902,694	HCA, Inc. 3.23%03/17/2023	907,334
1,502,450	inVentiv Health, Inc. 4.95%11/09/2023	1,503,261
1,995,742	MPH Acquisition Holdings LLC 4.30%06/07/2023	2,009,712
	Surgery Center Holdings, Inc.

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 390,000	0.00%, 06/06/2024(10)	$393,413
390,004	4.98%, 11/03/2020	392,688
1,073,650	U.S. Renal Care, Inc. 5.55%12/31/2022	1,053,068

		11,331,393

	Household Products - 0.0%
229,853	Prestige Brands, Inc. 3.98%01/26/2024	230,970

	Household Products/Wares - 0.1%
815,000	Galleria Co. 4.25%09/29/2023	820,607

	Insurance - 0.7%
	Asurion LLC
500,000	0.00%, 07/11/2025(10)	512,345
937,154	4.23%, 11/03/2023	944,182
2,885,419	4.48%, 08/04/2022	2,894,681
1,837,921	HUB International Ltd. 4.42%10/02/2020	1,849,978

		6,201,186

	IT Services - 0.0%
428,925	Gartner, Inc. 3.23%04/05/2024	431,876

	Leisure Time - 0.5%
993,846	Aristocrat Leisure Ltd. 3.56%10/20/2021	997,494
3,110,839	Delta 2 (LUX) S.a.r.l. 4.50%02/01/2024	3,126,953
235,000	Hayward Industries, Inc. 0.00%07/18/2024(10)	236,762

		4,361,209

	Lodging - 0.6%
1,253,673	Boyd Gaming Corp. 3.69%09/15/2023	1,258,500
1,125,000	Caesars Entertainment Operating Co. 0.00%03/31/2024(10)	1,129,928
467,650	Four Seasons Hotels Ltd. 3.73%11/30/2023	471,302
805,070	La Quinta Intermediate Holdings LLC 4.05%04/14/2021	811,108
1,714,322	Station Casinos LLC 3.73%06/08/2023	1,716,636

		5,387,474

	Machinery-Diversified - 0.3%
1,638,651	Gardner Denver, Inc. 4.55%07/30/2020	1,646,156
1,060,995	Gates Global LLC 4.55%04/01/2024	1,068,454

		2,714,610

	Media - 1.6%
1,762,767	Advantage Sales & Marketing, Inc. 4.55%07/23/2021	1,722,224
	CBS Radio, Inc.
270,000	0.00%, 10/17/2023(10)	270,170
382,781	4.73%, 10/17/2023	383,738
	Charter Communications Operating LLC
398,400	3.24%, 07/01/2020	400,492
970,211	3.24%, 01/03/2021	975,334
296,250	3.48%, 01/15/2024	298,226
945,131	CSC Holdings LLC 3.48%07/17/2025	943,005
67,090	Mission Broadcasting, Inc. 3.74%01/17/2024	67,649

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 548,795	Nexstar Broadcasting, Inc. 3.74%01/17/2024	$553,366
733,163	Numericable Group S.A. 4.06%07/31/2025	731,330
1,717,025	Numericable U.S. LLC 4.56%01/14/2025	1,724,992
1,548,866	Tribune Media Co. 4.23%01/27/2024	1,553,126
1,385,000	UPC Financing Partnership 3.98%04/15/2025	1,391,925
2,328,476	Virgin Media Bristol LLC 3.98%01/31/2025	2,339,838
970,000	Ziggo Secured Finance Partnership 3.73%04/15/2025	971,212

		14,326,627

	Metal Fabricate/Hardware - 0.1%
1,266,059	Rexnord LLC 4.05%08/21/2023	1,271,820

	Oil & Gas - 0.5%
520,000	BCP Raptor LLC 5.51%06/24/2024	521,950
645,000	Chesapeake Energy Corp. 8.69%08/23/2021	691,924
2,007,000	Energy Transfer Equity L.P. 3.97%02/02/2024	2,014,025
654,932	Fieldwood Energy LLC 4.17%09/28/2018	627,916
570,932	Peabody Energy Corp. 5.73%03/31/2022	575,642

		4,431,457

	Oil & Gas Services - 0.1%
1,191,935	Crosby U.S. Acquisition Corp. 4.17%11/23/2020	1,082,873
273,600	Pacific Drilling S.A. 4.75%06/03/2018	102,827

		1,185,700

	Packaging & Containers - 0.7%
	Berry Plastics Group, Inc.
1,536,412	3.47%, 02/08/2020	1,542,496
139,650	3.72%, 01/19/2024	140,174
1,030,674	3.73%, 10/01/2022	1,035,055
977,550	Flex Acquisition Co., Inc. 4.55%12/29/2023	982,790
2,240,833	Reynolds Group Holdings, Inc. 4.23%02/05/2023	2,250,110
490,250	Signode Industrial Group U.S., Inc. 4.01%05/04/2021	491,784

		6,442,409

	Pharmaceuticals - 0.3%
240,000	Albany Molecular Research, Inc. 0.00%07/19/2024(10)	239,400
1,490,000	Endo Luxembourg Finance Co. I S.a r.l. 5.50%04/29/2024	1,512,350
1,169,469	Quintiles IMS, Inc. 3.26%03/07/2024	1,177,749

		2,929,499

	Real Estate - 0.3%
2,636,010	DTZ U.S. Borrower LLC 4.49%11/04/2021	2,649,191
541,936	Realogy Corp. 3.48%07/20/2022	544,374

		3,193,565

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Real Estate Investment Trusts - 0.4%
EUR 1,062,338	Equinix, Inc. 3.25%01/05/2024	$1,267,556
$ 2,103,375	MGM Growth Properties Operating Partnership L.P. 3.48%04/25/2023	2,111,010

		3,378,566

	Retail - 1.3%
452,344	B&G Foods, Inc. 3.48%11/02/2022	454,746
1,212,034	B.C. Unlimited Liability Co. 3.51%02/16/2024	1,211,380
	Bass Pro Group LLC
503,413	4.47%, 06/05/2020	502,627
1,995,000	6.30%, 12/16/2023	1,943,050
1,000,390	Coty, Inc. 3.73%10/27/2022	1,004,772
697,575	Harbor Freight Tools USA, Inc. 4.48%08/18/2023	700,442
1,052,828	Michaels Stores, Inc. 3.98%01/30/2023	1,052,965
1,364,464	Neiman Marcus Group Ltd. LLC 4.47%10/25/2020	1,006,674
690,996	PetSmart, Inc. 4.23%03/11/2022	652,667
888,784	Pilot Travel Centers LLC 3.23%05/25/2023	893,894
1,204,288	U.S. Foods, Inc. 3.99%06/27/2023	1,212,730
1,116,577	Yum! Brands, Inc. 3.23%06/16/2023	1,121,958

		11,757,905

	Semiconductors - 0.4%
417,659	Entegris, Inc. 3.48%04/30/2021	420,445
538,650	Integrated Device Technology, Inc. 4.23%03/20/2024	539,997
907,754	ON Semiconductor Corp. 3.48%03/31/2023	910,931
1,864,732	Sensata Technologies B.V. 3.47%10/14/2021	1,882,763

		3,754,136

	Software - 2.1%
1,105,000	Almonde, Inc. 4.74%06/13/2024	1,113,597
480,000	CCC Information Services, Inc. 4.24%04/27/2024	480,902
1,011,907	CDW LLC 3.30%08/17/2023	1,017,736
1,496,250	Change Healthcare Holdings, Inc. 3.98%03/01/2024	1,504,479
1,384,555	Dell, Inc. 3.74%09/07/2023	1,392,392
	First Data Corp.
3,829,682	3.48%, 07/08/2022	3,839,945
893,837	3.73%, 04/26/2024	898,628
1,685,568	Global Payments, Inc. 3.23%04/22/2023	1,690,692
1,538,347	Go Daddy Operating Co. LLC 3.73%02/15/2024	1,544,977
235,000	Hyland Software, Inc. 4.48%07/01/2022	237,644
573,161	Infor U.S., Inc. 4.05%02/01/2022	573,264

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 121,369	MA FinanceCo LLC 3.98%06/21/2024	$121,406
819,631	Seattle Spinco, Inc. 4.03%06/21/2024	819,886
881,495	SS&C Technologies, Inc. 3.48%07/08/2022	886,317
835,000	Verint Systems, Inc. 3.47%06/29/2024	837,087
2,207,700	WEX, Inc. 3.98%06/30/2023	2,230,395

		19,189,347

	Telecommunications - 1.3%
2,993,500	Level 3 Financing, Inc. 3.48%02/22/2024	3,005,205
1,191,176	MaxLinear, Inc. 3.72%05/12/2024	1,194,154
2,663,325	Sprint Communications, Inc. 3.75%02/02/2024	2,671,981
1,071,260	Telesat Canada 4.30%11/17/2023	1,081,522
1,125,000	Unitymedia Hessen GmbH & Co. KG 0.00%09/30/2025(10)	1,122,368
2,652,778	Univision Communications, Inc. 3.98%03/15/2024	2,642,087
593,419	Zayo Group LLC 3.48%01/19/2024	595,579

		12,312,896

	Trucking & Leasing - 0.2%
1,920,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.98%03/20/2022	1,918,502

	Total Senior Floating Rate Interests (cost $201,396,272)	$201,516,258

U.S. Government Agencies - 5.2%
	FHLMC - 1.2%
$ 11,554,476	1.60%, 07/25/2021(2)(7)	$615,373
12,844,790	1.96%, 08/25/2018(2)(7)	175,656
8,242,028	3.00%, 04/01/2031	8,486,323
1,217,978	3.50%, 04/01/2027	1,274,842

		10,552,194

	FNMA - 3.9%
$ 2,813,851	3.00%, 08/01/2027	$2,901,978
5,411,497	3.00%, 12/01/2030	5,569,462
1,901,134	3.00%, 02/01/2031	1,956,629
3,658,402	3.00%, 03/01/2031	3,765,193
7,000,000	3.00%, 08/01/2032(11)	7,200,430
2,286,654	3.50%, 11/01/2026	2,383,739
5,333,193	3.50%, 12/01/2026	5,560,095
772,494	3.50%, 12/01/2028	805,499
5,600,000	3.50%, 08/01/2032(11)	5,836,906

		35,979,931

	GNMA - 0.1%
$ 282,320	5.00%, 08/20/2039	$303,365
301,466	6.50%, 05/16/2031	340,612

		643,977

	Total U.S. Government Agencies (cost $46,871,901)	$47,176,102

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

U.S. Government Securities - 0.5%
	U.S. Treasury Securities - 0.5%
	U.S. Treasury Notes - 0.5%
$ 5,000,000	U.S. Treasury Notes 1.38%02/28/2019		$5,004,295

			5,004,295

	Total U.S. Government Securities (cost $5,006,559)		$5,004,295

	Total Long-Term Investments (cost $918,931,705)		$924,584,614
Short-Term Investments - 1.2%
	Other Investment Pools & Funds - 1.2%
10,631,788	Fidelity Institutional Government Fund, Institutional Class		$10,631,788

	Total Short-Term Investments (cost $10,631,788)		$10,631,788

	Total Investments (cost $929,563,493)^	102.2%	$935,216,402
	Other Assets and Liabilities	(2.2)%	(19,728,894)

	Total Net Assets	100.0%	$915,487,508

Note:

Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$8,324,491
Unrealized Depreciation	(2,671,582)

Net Unrealized Appreciation	$5,652,909

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $278,539,105, which represented 30.4% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(3)	Security is a zero-coupon bond.
(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(5)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/12/2014	$59,621	Hasco NIM Cayman Co.	$34,285
03/22/2006	180,481	Long Beach Asset Holdings Corp.	180,481

			$214,766

At July 31, 2017, the aggregate value of these securities was $0, which represents 0.0% of total net assets.

(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Securities disclosed are interest-only strips.
(8)	Security disclosed is principal-only strips.

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2017.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	Represents or includes a TBA transaction.

Futures Contracts Outstanding at July 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	399	09/29/2017	$86,363,894	$86,321,156	$(42,738)

Short position contracts:
U.S. Treasury 10-Year Note Future	48	09/20/2017	$6,036,300	$6,042,750	$(6,450)
U.S. Treasury 5-Year Note Future	881	09/29/2017	104,046,832	104,088,774	(41,942)
U.S. Treasury Long Bond Future	7	09/20/2017	1,065,956	1,070,781	(4,825)

Total					$(53,217)

Total futures contracts					$(95,955)

Foreign Currency Contracts Outstanding at July 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	08/31/17	JPM	$187,525	$189,741	$(2,216)
EUR	Sell	08/31/17	BCLY	823,050	830,116	(7,066)
EUR	Sell	08/31/17	DEUT	1,240,384	1,262,962	(22,578)

Total						$(31,860)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation

The Hartford Short Duration Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$131,927,159	$—	$131,927,159	$—
Corporate Bonds	527,524,369	—	527,524,369	—
Foreign Government Obligations	2,766,833	—	2,766,833	—
Municipal Bonds	8,669,598	—	8,669,598	—
Senior Floating Rate Interests	201,516,258	—	201,516,258	—
U.S. Government Agencies	47,176,102	—	47,176,102	—
U.S. Government Securities	5,004,295	—	5,004,295	—
Short-Term Investments	10,631,788	10,631,788	—	—

Total	$935,216,402	$10,631,788	$924,584,614	$—

Liabilities
Foreign Currency Contracts(2)	$(31,860)	$—	$(31,860)	$—
Futures Contracts(2)	(95,955)	(95,955)	—	—

Total	$(127,815)	$(95,955)	$(31,860)	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Small Cap Core Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.3%
	Automobiles & Components - 0.8%
4,386	Cooper-Standard Holdings, Inc.*	$448,512
4,534	LCI Industries	484,005
15,766	Superior Industries International, Inc.	308,225

		1,240,742

	Banks - 9.1%
52,763	Banco Latinoamericano de Comercio Exterior S.A. ADR	1,388,195
29,887	Berkshire Hills Bancorp, Inc.	1,110,302
22,913	Customers Bancorp, Inc.*	683,953
16,920	Essent Group Ltd.*	650,066
29,697	Fidelity Southern Corp.	625,419
270,364	First BanCorp*	1,584,333
8,391	First Merchants Corp.	339,332
21,481	Flagstar Bancorp, Inc.*	699,421
15,255	Hancock Holding Co.	701,730
25,471	HomeStreet, Inc.*	668,614
23,741	Hope Bancorp, Inc.	418,554
9,971	MainSource Financial Group, Inc.	348,387
63,345	MGIC Investment Corp.*	739,236
48,007	Popular, Inc.	2,023,015
19,643	Radian Group, Inc.	342,181
14,277	Sterling Bancorp	329,799
6,444	Texas Capital Bancshares, Inc.*	504,887
18,593	Walker & Dunlop, Inc.*	934,298

		14,091,722

	Capital Goods - 6.9%
10,860	American Railcar Industries, Inc.	399,322
6,557	American Woodmark Corp.*	643,570
6,188	Applied Industrial Technologies, Inc.	349,622
7,967	Argan, Inc.	513,473
8,813	Astec Industries, Inc.	443,029
12,998	Chart Industries, Inc.*	441,932
12,036	Comfort Systems USA, Inc.	400,799
21,877	Continental Building Products, Inc.*	481,294
7,865	Encore Wire Corp.	350,779
8,659	Generac Holdings, Inc.*	311,464
14,953	Greenbrier Cos., Inc.	672,885
10,144	LB Foster Co. Class A	178,534
7,878	MasTec, Inc.*	363,964
28,854	Meritor, Inc.*	498,597
39,970	MRC Global, Inc.*	653,110
11,485	MYR Group, Inc.*	365,338
12,148	NN, Inc.	336,500
4,260	Patrick Industries, Inc.*	324,186
15,783	Rush Enterprises, Inc. Class A*	680,721
18,990	Supreme Industries, Inc. Class A	285,610
4,200	Timken Co.	191,100
18,629	Trex Co., Inc.*	1,401,087
21,415	Wabash National Corp.	408,598

		10,695,514

	Commercial & Professional Services - 3.6%
11,817	Brink’s Co.	923,498
23,189	Ennis, Inc.	446,388
37,737	Essendant, Inc.	470,958
6,608	HNI Corp.	249,452
46,869	Quad/Graphics, Inc.	1,052,678
58,471	RPX Corp.*	799,299
26,442	TriNet Group, Inc.*	925,470
26,603	TrueBlue, Inc.*	679,707

		5,547,450

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Consumer Durables & Apparel - 1.8%
6,034	CSS Industries, Inc.	$161,530
163,446	Hovnanian Enterprises, Inc. Class A*	359,581
11,985	iRobot Corp.*	1,264,537
11,769	Movado Group, Inc.	289,517
6,926	Sturm Ruger & Co., Inc.	398,938
11,497	Wolverine World Wide, Inc.	324,216

		2,798,319

	Consumer Services - 5.8%
8,503	Adtalem Global Education, Inc.	276,348
19,512	American Public Education, Inc.*	415,606
3,004	Buffalo Wild Wings, Inc.*	322,930
19,459	Capella Education Co.	1,336,833
10,996	Cheesecake Factory, Inc.	523,190
7,994	Dave & Buster’s Entertainment, Inc.*	496,507
10,285	Grand Canyon Education, Inc.*	756,668
24,649	International Speedway Corp. Class A	882,434
17,647	K12, Inc.*	312,528
17,308	Pinnacle Entertainment, Inc.*	328,852
15,603	Ruth’s Hospitality Group, Inc.	312,060
59,765	Scientific Games Corp. Class A*	2,214,293
15,893	Sotheby’s*	899,385

		9,077,634

	Diversified Financials - 6.3%
27,536	AG Mortgage Investment Trust, Inc. REIT	506,938
47,074	Apollo Commercial Real Estate Finance, Inc. REIT	848,744
35,313	Arlington Asset Investment Corp. Class A	455,538
14,472	ARMOUR Residential, Inc. REIT	365,563
23,635	Chimera Investment Corp. REIT	444,811
7,551	Evercore Partners, Inc. Class A	593,886
14,837	Green Dot Corp. Class A*	597,041
40,728	Invesco Mortgage Capital, Inc. REIT	677,307
9,295	Moelis & Co. Class A	380,165
21,722	MTGE Investment Corp. REIT	404,029
15,825	Nelnet, Inc. Class A	776,849
67,065	New York Mortgage Trust, Inc. REIT	423,851
68,241	PennyMac Mortgage Investment Trust REIT	1,201,041
28,139	Redwood Trust, Inc. REIT	485,960
90,555	Two Harbors Investment Corp. REIT	895,589
29,307	Western Asset Mortgage Capital Corp. REIT	304,500
5,384	World Acceptance Corp.*	406,869

		9,768,681

	Energy - 3.1%
21,429	CVR Energy, Inc.	405,222
18,246	Delek US Holdings, Inc.	476,403
15,286	Exterran Corp.*	423,269
64,736	McDermott International, Inc.*	438,263
174,524	Noble Corp. plc	698,096
164,525	Northern Oil and Gas, Inc.*	205,656
24,892	Renewable Energy Group, Inc.*	311,150
10,610	Resolute Energy Corp.*	360,316
10,775	REX American Resources Corp.*	1,077,285
116,973	W&T Offshore, Inc.*	229,267
38,994	Westmoreland Coal Co.*	168,064

		4,792,991

	Food & Staples Retailing - 0.3%
2,900	Ingles Markets, Inc. Class A	85,550
131,582	SuperValu, Inc.*	471,064

		556,614

	Food, Beverage & Tobacco - 2.7%
12,070	Fresh Del Monte Produce, Inc.	621,243
11,377	John B Sanfilippo & Son, Inc.	731,769
7,137	National Beverage Corp.	728,830

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

24,797	Omega Protein Corp.	$396,752
6,838	Sanderson Farms, Inc.	894,068
13,086	Universal Corp.	836,850

		4,209,512

	Health Care Equipment & Services - 6.4%
37,815	AngioDynamics, Inc.*	614,494
3,703	Chemed Corp.	731,342
10,450	Glaukos Corp.*	419,881
14,702	Globus Medical, Inc. Class A*	452,086
15,962	HealthEquity, Inc.*	732,177
8,301	Integer Holdings Corp.*	380,186
18,130	Lantheus Holdings, Inc.*	334,499
24,659	Masimo Corp.*	2,332,741
82,329	OraSure Technologies, Inc.*	1,444,051
13,798	Tivity Health, Inc.*	547,091
39,396	Triple-S Management Corp. Class B*	609,850
7,592	WellCare Health Plans, Inc.*	1,343,708

		9,942,106

	Household & Personal Products - 1.4%
11,191	Central Garden & Pet Co.*	358,112
9,272	Medifast, Inc.	395,822
11,618	Nu Skin Enterprises, Inc. Class A	736,116
11,710	Usana Health Sciences, Inc.*	668,641

		2,158,691

	Insurance - 4.1%
50,924	Ambac Financial Group, Inc.*	1,040,377
24,495	American Equity Investment Life Holding Co.	655,976
6,294	Aspen Insurance Holdings Ltd.	307,147
39,387	Assured Guaranty Ltd.	1,772,809
22,420	CNO Financial Group, Inc.	512,970
30,100	Greenlight Capital Re Ltd. Class A*	644,140
13,051	Health Insurance Innovations, Inc. Class A*	366,080
45,007	Maiden Holdings Ltd.	499,578
36,327	Third Point Reinsurance Ltd.*	528,558

		6,327,635

	Materials - 5.8%
44,843	Chemours Co.	2,134,975
57,577	Cliffs Natural Resources, Inc.*	444,494
41,210	Domtar Corp.	1,609,662
15,238	Innophos Holdings, Inc.	636,491
13,903	Koppers Holdings, Inc.*	504,679
17,843	Kronos Worldwide, Inc.	380,413
17,761	Louisiana-Pacific Corp.*	445,979
24,235	Mercer International, Inc.	266,585
6,935	Stepan Co.	569,849
39,601	SunCoke Energy, Inc.*	354,429
12,586	Trinseo S.A.	884,796
39,144	Tronox Ltd. Class A	758,611

		8,990,963

	Media - 0.7%
114,096	Gannett Co., Inc.	1,023,441

	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
31,450	Akebia Therapeutics, Inc.*	414,825
70,411	Array BioPharma, Inc.*	528,787
10,212	BioSpecifics Technologies Corp.*	496,814
21,192	Calithera Biosciences, Inc.*	324,238
94,688	Corcept Therapeutics, Inc.*	1,180,759
31,091	Cytokinetics, Inc.*	436,829
6,292	Eagle Pharmaceuticals, Inc.*	309,252
22,747	Epizyme, Inc.*	259,316
8,123	Esperion Therapeutics, Inc.*	367,891
69,024	Exelixis, Inc.*	1,871,241

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

34,629	FibroGen, Inc.*	$1,182,580
27,506	Innoviva, Inc.*	377,382
18,746	Luminex Corp.	382,981
36,454	MiMedx Group, Inc.*	545,352
30,379	Momenta Pharmaceuticals, Inc.*	502,772
279,167	PDL BioPharma, Inc.	633,709
12,252	PRA Health Sciences, Inc.*	911,549
85,513	Progenics Pharmaceuticals, Inc.*	515,643
8,100	Seres Therapeutics, Inc.*	109,593
31,814	Supernus Pharmaceuticals, Inc.*	1,286,876
31,617	Versartis, Inc.*	584,914
5,591	Xencor, Inc.*	130,550

		13,353,853

	Real Estate - 8.2%
30,152	Altisource Residential Corp. REIT	392,278
110,516	Brandywine Realty Trust REIT	1,857,774
25,465	CareTrust, Inc. REIT	464,482
108,077	CBL & Associates Properties, Inc. REIT	949,997
39,502	DiamondRock Hospitality Co. REIT	461,383
18,861	Franklin Street Properties Corp. REIT	199,361
10,483	Geo Group, Inc. REIT	307,676
16,113	Global Net Lease, Inc. REIT	354,486
23,691	Government Properties Income Trust REIT	420,041
9,900	Hospitality Properties Trust REIT	287,694
57,060	Lexington Realty Trust REIT	580,871
77,561	Mack-Cali Realty Corp. REIT	2,035,201
22,844	Piedmont Office Realty Trust, Inc. Class A, REIT	479,953
21,415	Ramco-Gershenson Properties Trust REIT	301,737
19,584	RLJ Lodging Trust REIT	414,397
83,809	Select Income REIT	1,966,997
39,009	Summit Hotel Properties, Inc. REIT	699,431
30,095	Xenia Hotels & Resorts, Inc. REIT	611,530

		12,785,289

	Retailing - 4.7%
17,724	Aaron’s, Inc.	820,267
23,379	Big 5 Sporting Goods Corp.	251,324
7,796	Big Lots, Inc.	387,227
23,370	Buckle, Inc.	399,627
31,682	Chico’s FAS, Inc.	289,890
7,200	Children’s Place, Inc.	760,680
66,705	Francescas Holdings Corp.*	649,040
16,195	Nutrisystem, Inc.	902,871
26,344	PetMed Express, Inc.	1,252,394
65,721	Pier 1 Imports, Inc.	302,974
24,430	Select Comfort Corp.*	825,978
8,727	Shutterfly, Inc.*	427,972

		7,270,244

	Semiconductors & Semiconductor Equipment - 5.5%
19,647	Advanced Energy Industries, Inc.*	1,425,390
8,001	Ambarella, Inc.*	400,450
73,936	Amkor Technology, Inc.*	766,717
20,080	Brooks Automation, Inc.	493,165
13,162	Diodes, Inc.*	349,188
15,501	MaxLinear, Inc. Class A*	406,126
13,889	Nanometrics, Inc.*	370,142
106,646	Photronics, Inc.*	1,071,792
26,255	Rudolph Technologies, Inc.*	649,811
59,063	Teradyne, Inc.	2,042,989
27,176	Ultra Clean Holdings, Inc.*	637,277

		8,613,047

	Software & Services - 4.2%
45,700	Blucora, Inc.*	1,023,680
14,454	Carbonite, Inc.*	341,114

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

42,557	Everi Holdings, Inc.*		$317,475
7,156	MAXIMUS, Inc.		431,936
39,917	Net 1 UEPS Technologies, Inc.*		386,397
31,033	NIC, Inc.		504,286
5,114	Paycom Software, Inc.*		358,440
15,455	Progress Software Corp.		494,715
17,594	Shutterstock, Inc.*		741,411
2,378	Stamps.com, Inc.*		352,182
24,091	Sykes Enterprises, Inc.*		819,094
54,582	Unisys Corp.*		698,650

			6,469,380

	Technology Hardware & Equipment - 6.2%
9,532	Applied Optoelectronics, Inc.*		929,275
23,162	Benchmark Electronics, Inc.*		779,401
25,348	Control4 Corp.*		579,202
66,956	Extreme Networks, Inc.*		588,543
12,461	Insight Enterprises, Inc.*		504,920
11,308	InterDigital, Inc.		823,788
9,496	Methode Electronics, Inc.		377,466
11,354	NetScout Systems, Inc.*		391,713
4,058	Rogers Corp.*		478,722
55,227	Sanmina Corp.*		1,979,888
8,363	Tech Data Corp.*		856,371
38,018	TTM Technologies, Inc.*		660,753
38,296	Vishay Intertechnology, Inc.		683,583

			9,633,625

	Telecommunication Services - 0.8%
9,730	ATN International, Inc.		564,340
25,322	Boingo Wireless, Inc.*		375,525
12,971	Telephone & Data Systems, Inc.		368,766

			1,308,631

	Transportation - 1.4%
41,460	Hawaiian Holdings, Inc.*		1,716,444
9,134	Saia, Inc.*		496,433

			2,212,877

	Utilities - 0.9%
20,058	ONE Gas, Inc.		1,459,821

	Total Common Stocks (cost $128,671,700)		$154,328,782

	Total Long-Term Investments (cost $128,671,700)		$154,328,782

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
1,090,598	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		$1,090,598

	Total Short-Term Investments (cost $1,090,598)		$1,090,598

	Total Investments (cost $129,762,298)^	100.0%	$155,419,380
	Other Assets and Liabilities	0.0%	40,027

	Total Net Assets	100.0%	$155,459,407

Note:

Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$33,283,927
Unrealized Depreciation	(7,626,845)

Net Unrealized Appreciation	$25,657,082

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Small Cap Core Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,240,742	$1,240,742	$—	$—
Banks	14,091,722	14,091,722	—	—
Capital Goods	10,695,514	10,695,514	—	—
Commercial & Professional Services	5,547,450	5,547,450	—	—
Consumer Durables & Apparel	2,798,319	2,798,319	—	—
Consumer Services	9,077,634	9,077,634	—	—
Diversified Financials	9,768,681	9,768,681	—	—
Energy	4,792,991	4,792,991	—	—
Food & Staples Retailing	556,614	556,614	—	—
Food, Beverage & Tobacco	4,209,512	4,209,512	—	—
Health Care Equipment & Services	9,942,106	9,942,106	—	—
Household & Personal Products	2,158,691	2,158,691	—	—
Insurance	6,327,635	6,327,635	—	—
Materials	8,990,963	8,990,963	—	—
Media	1,023,441	1,023,441	—	—
Pharmaceuticals, Biotechnology & Life Sciences	13,353,853	13,353,853	—	—
Real Estate	12,785,289	12,785,289	—	—
Retailing	7,270,244	7,270,244	—	—
Semiconductors & Semiconductor Equipment	8,613,047	8,613,047	—	—
Software & Services	6,469,380	6,469,380	—	—
Technology Hardware & Equipment	9,633,625	9,633,625	—	—
Telecommunication Services	1,308,631	1,308,631	—	—
Transportation	2,212,877	2,212,877	—	—
Utilities	1,459,821	1,459,821	—	—
Short-Term Investments	1,090,598	1,090,598	—	—

Total	$155,419,380	$155,419,380	$—	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

The Hartford Small Company Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 89.8%
	Automobiles & Components - 0.1%
2,684	Cooper Tire & Rubber Co.	$98,100
3,868	Tenneco, Inc.	213,900
1,325	Visteon Corp.*	147,791

		459,791

	Banks - 5.2%
2,322	FCB Financial Holdings, Inc. Class A*	109,482
3,091	First Hawaiian, Inc.	91,185
4,662	First Merchants Corp.	188,531
364,751	FNB Corp.	4,997,089
2,806	Great Western Bancorp, Inc.	109,462
1,966	IBERIABANK Corp.	158,951
154,837	MB Financial, Inc.	6,332,833
11,074	MGIC Investment Corp.*	129,234
315,491	Sterling Bancorp	7,287,842
3,577	Umpqua Holdings Corp.	66,318
103,558	Western Alliance Bancorp*	5,217,252

		24,688,179

	Capital Goods - 8.1%
4,447	AAON, Inc.	150,309
116,447	Advanced Drainage Systems, Inc.	2,392,986
130,601	Altra Industrial Motion Corp.	5,818,275
1,694	American Woodmark Corp.*	166,266
2,831	Armstrong World Industries, Inc.*	137,445
2,680	AZZ, Inc.	135,876
1,511	Esterline Technologies Corp.*	145,812
4,127	Generac Holdings, Inc.*	148,448
1,919	Heico Corp. Class A	136,345
3,655	ITT, Inc.	149,855
4,034	JELD-WEN Holding, Inc.*	131,710
84,070	Kaman Corp.	4,297,658
60,837	Masonite International Corp.*	4,723,993
31,886	Middleby Corp.*	4,166,863
308,529	Milacron Holdings Corp.*	5,547,351
64,149	Regal-Beloit Corp.	5,346,819
206,287	Rexnord Corp.*	4,777,607
2,006	SiteOne Landscape Supply, Inc.*	105,315
1,488	Teledyne Technologies, Inc.*	202,874
4,156	Welbilt, Inc.*	81,000

		38,762,807

	Commercial & Professional Services - 3.2%
3,980	Advanced Disposal Services, Inc.*	96,237
91,193	Brink’s Co.	7,126,733
61,365	Clean Harbors, Inc.*	3,485,532
2,440	Deluxe Corp.	176,168
2,677	Exponent, Inc.	174,541
2,008	GP Strategies Corp.*	57,529
2,422	Huron Consulting Group, Inc.*	85,981
3,345	On Assignment, Inc.*	164,741
2,424	Viad Corp.	129,805
54,671	WageWorks, Inc.*	3,564,549

		15,061,816

	Consumer Durables & Apparel - 3.9%
66,772	Carter’s, Inc.	5,791,136
77,196	Oxford Industries, Inc.	4,873,383
5,456	Steven Madden Ltd.*	223,696
4,724	TopBuild Corp.*	249,333
258,882	Wolverine World Wide, Inc.	7,300,472

		18,438,020

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Consumer Services - 6.3%
8,199	Bloomin’ Brands, Inc.	$142,909
106,700	Boyd Gaming Corp.	2,673,902
53,959	Dave & Buster’s Entertainment, Inc.*	3,351,393
3,375	Dunkin’ Brands Group, Inc.	178,976
9,766	La Quinta Holdings, Inc.*	145,611
71,382	Marriott Vacations Worldwide Corp.	8,340,987
1,406	Papa John’s International, Inc.	100,290
404,820	Planet Fitness, Inc. Class A	9,173,221
195,126	Wingstop, Inc.*	5,855,731

		29,963,020

	Diversified Financials - 0.1%
2,219	Evercore Partners, Inc. Class A	174,524
3,230	Financial Engines, Inc.	124,193
2,344	OneMain Holdings, Inc.*	62,679

		361,396

	Energy - 1.3%
363,404	Centennial Resource Development, Inc. Class A*	6,097,919
1,768	PDC Energy, Inc.*	83,379
6,100	ProPetro Holding Corp.*	79,300
6,179	WildHorse Resource Development Corp.*	81,686

		6,342,284

	Food & Staples Retailing - 1.3%
1,265	Casey’s General Stores, Inc.	135,039
212,514	Performance Food Group Co.*	6,120,403
2,016	PriceSmart, Inc.	169,848

		6,425,290

	Food, Beverage & Tobacco - 0.7%
39,397	Calavo Growers, Inc.	2,917,348
9,593	Hostess Brands, Inc.*	146,581
1,183	Post Holdings, Inc.*	98,425
2,030	TreeHouse Foods, Inc.*	172,205

		3,334,559

	Health Care Equipment & Services - 9.3%
186,842	Acadia Healthcare Co., Inc.*	9,889,547
34,783	Align Technology, Inc.*	5,816,761
2,983	Anika Therapeutics, Inc.*	152,610
300	Atrion Corp.	189,660
4,413	Cardiovascular Systems, Inc.*	139,230
6,041	Globus Medical, Inc. Class A*	185,761
60,729	HealthEquity, Inc.*	2,785,639
1,257	ICU Medical, Inc.*	216,078
250,709	Insulet Corp.*	12,613,170
3,083	Integra LifeSciences Holdings Corp.*	153,102
2,281	Medidata Solutions, Inc.*	175,204
6,875	Natus Medical, Inc.*	242,000
1,751	NuVasive, Inc.*	115,198
4,228	Omnicell, Inc.*	209,709
294,315	OraSure Technologies, Inc.*	5,162,285
3,496	Orthofix International N.V.*	151,656
1,666	U.S. Physical Therapy, Inc.	105,125
96,581	Veeva Systems, Inc. Class A*	6,158,005
703	WellCare Health Plans, Inc.*	124,424

		44,585,164

	Insurance - 0.0%
3,135	James River Group Holdings Ltd.	125,902

	Materials - 2.9%
3,515	Boise Cascade Co.*	106,680
12,528	Graphic Packaging Holding Co.	165,244
46,842	Ingevity Corp.*	2,740,257
128,964	KapStone Paper & Packaging Corp.	2,948,117
4,954	Louisiana-Pacific Corp.*	124,395

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

12,001	OMNOVA Solutions, Inc.*	$112,809
535,858	Platform Specialty Products Corp.*	7,507,371
5,510	PolyOne Corp.	201,556
4,173	Summit Materials, Inc. Class A*	118,680

		14,025,109

	Pharmaceuticals, Biotechnology & Life Sciences - 12.5%
111,292	Aerie Pharmaceuticals, Inc.*	6,043,156
1,177	Agios Pharmaceuticals, Inc.*	65,841
4,560	Alder Biopharmaceuticals, Inc.*	49,020
12,736	Amicus Therapeutics, Inc.*	164,931
8,258	Aratana Therapeutics, Inc.*	55,741
2,600	Arena Pharmaceuticals, Inc.*	61,776
43,195	Bluebird Bio, Inc.*	4,071,129
67,849	Blueprint Medicines Corp.*	3,550,538
3,800	Calithera Biosciences, Inc.*	58,140
5,108	Catalent, Inc.*	177,248
3,765	Coherus Biosciences, Inc.*	49,133
6,158	Cytokinetics, Inc.*	86,520
79,202	Dermira, Inc.*	2,180,431
129,760	Exact Sciences Corp.*	5,034,688
71,737	Five Prime Therapeutics, Inc.*	2,018,679
3,692	Flexion Therapeutics, Inc.*	84,178
51,119	Galapagos N.V. ADR*	4,056,293
120,176	Global Blood Therapeutics, Inc.*	3,136,594
2,135	GlycoMimetics, Inc.*	24,382
2,449	INC Research Holdings, Inc. Class A*	134,695
6,236	Intersect ENT, Inc.*	170,866
74,562	Ionis Pharmaceuticals, Inc.*	3,907,049
172,740	Ironwood Pharmaceuticals, Inc.*	3,066,135
1,766	Jounce Therapeutics, Inc.*	22,799
400	Kala Pharmaceuticals, Inc.*	8,032
1,837	Loxo Oncology, Inc.*	132,833
3,465	Medicines Co.*	133,229
220,618	MiMedx Group, Inc.*	3,300,445
4,655	NanoString Technologies, Inc.*	70,803
50,582	Neurocrine Biosciences, Inc.*	2,429,453
138,272	Otonomy, Inc.*	2,599,514
63,735	Portola Pharmaceuticals, Inc.*	3,932,449
21,357	Sage Therapeutics, Inc.*	1,703,221
25,410	TESARO, Inc.*	3,243,841
61	Trevena, Inc.*	159
54,338	Ultragenyx Pharmaceutical, Inc.*	3,603,696

		59,427,637

	Real Estate - 3.9%
57,700	Coresite Realty Corp. REIT	6,265,066
5,012	HFF, Inc. Class A REIT	184,041
345,821	Kennedy-Wilson Holdings, Inc. REIT	6,951,002
167,724	LaSalle Hotel Properties REIT	4,954,567
8,976	Sunstone Hotel Investors, Inc. REIT	146,129

		18,500,805

	Retailing - 1.7%
3,136,600	Allstar Co.*(1)(2)(3)	62,732
1,155	Burlington Stores, Inc.*	100,520
4,024	Core-Mark Holding Co., Inc.	147,560
3,508	Five Below, Inc.*	169,471
5,062	Michaels Cos., Inc.*	101,949
26,907	Tory Burch LLC*(1)(2)(3)	1,191,193
81,731	Wayfair, Inc. Class A*	6,240,162

		8,013,587

	Semiconductors & Semiconductor Equipment - 5.2%
151,660	Advanced Micro Devices, Inc.*	2,064,093
67,225	Cavium, Inc.*	4,163,916
2,086	Cirrus Logic, Inc.*	128,164

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

6,400	Integrated Device Technology, Inc.*	$167,296
112,238	MACOM Technology Solutions Holdings, Inc.*	6,796,011
4,327	MaxLinear, Inc. Class A*	113,367
3,361	MKS Instruments, Inc.	281,148
415,843	Tower Semiconductor Ltd.*	10,874,294

		24,588,289

	Software & Services - 17.2%
127,744	2U, Inc.*	6,610,752
2,351	Aspen Technology, Inc.*	133,701
2,237	Blackbaud, Inc.	206,565
142,778	Blackhawk Network Holdings, Inc.*	6,232,260
32,200	BroadSoft, Inc.*	1,418,410
1,116	CACI International, Inc. Class A*	139,612
4,122	Cardtronics plc Class A*	129,019
1,532	Cass Information Systems, Inc.	101,051
2,700	Cloudera, Inc.*	46,575
29,288	CoStar Group, Inc.*	8,070,308
24,649	Coupa Software, Inc.*	757,464
56,724	EPAM Systems, Inc.*	4,874,293
1,947	Exlservice Holdings, Inc.*	112,050
61,869	Fair Isaac Corp.	8,819,426
5,336	Five9, Inc.*	117,712
3,939	Globant S.A.*	181,076
111,916	GoDaddy, Inc. Class A*	4,810,150
3,986	GrubHub, Inc.*	183,874
56,992	Guidewire Software, Inc.*	4,112,543
102,505	HubSpot, Inc.*	7,416,237
2,299	j2 Global, Inc.	194,564
1,639	LogMeIn, Inc.	190,861
1,936	MAXIMUS, Inc.	116,857
188,582	Mimecast Ltd.*	5,291,611
84,199	Paylocity Holding Corp.*	3,828,528
2,962	Pegasystems, Inc.	179,053
32,868	Proofpoint, Inc.*	2,801,668
2,017	PTC, Inc.*	111,318
1,842	Q2 Holdings, Inc.*	71,654
667,714	Telogis Escrow*(1)(2)(3)	106,834
63,932	Trade Desk, Inc. Class A*	3,408,215
627	Tyler Technologies, Inc.*	107,725
22,466	Ultimate Software Group, Inc.*	5,070,801
98,033	Veracode, Inc.*(1)(2)(3)	394,093
1,500	WEX, Inc.*	163,020
21,730	Wix.com Ltd.*	1,340,741
3,994	Zendesk, Inc.*	117,104
88,052	Zillow Group, Inc. Class C*	3,976,428

		81,944,153

	Technology Hardware & Equipment - 4.4%
2,110	Acacia Communications, Inc.*	92,355
30,243	Arista Networks, Inc.*	4,514,977
5,973	Ciena Corp.*	153,805
2,455	ePlus, Inc.*	198,610
1,943	Fabrinet*	87,454
123,002	II-VI, Inc.*	4,686,376
3,117	Itron, Inc.*	227,541
133,847	Oclaro, Inc.*	1,309,024
1,831	Rogers Corp.*	216,003
94,450	Zebra Technologies Corp. Class A*	9,607,454

		21,093,599

	Telecommunication Services - 0.0%
7,341	ORBCOMM, Inc.*	85,229
11,394	Vonage Holdings Corp.*	75,314

		160,543

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Transportation - 2.5%
2,072	Genesee & Wyoming, Inc. Class A*		$135,012
157,884	Knight Transportation, Inc.		5,628,565
6,030	Marten Transport Ltd.		96,179
73,017	Spirit Airlines, Inc.*		2,836,710
128,055	Swift Transportation Co.*		3,265,402

			11,961,868

	Total Common Stocks (cost $361,904,538)		$428,263,818

Exchange Traded Funds - 7.0%
	Other Investment Pools & Funds - 7.0%
78,813	iShares Russell 2000 ETF		$11,152,828
131,526	iShares Russell 2000 Growth ETF		22,367,311

			33,520,139

	Total Exchange Traded Funds (cost $33,140,373)		$33,520,139

Preferred Stocks - 2.2%
	Consumer Services - 0.2%
177,795	DraftKings, Inc. Series D *(1)(2)(3)		$407,151
160,456	DraftKings, Inc. Series D-1 *(1)(2)(3)		494,204

			901,355

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
92,973	Sancilio & Co., Inc. *(1)(2)(3)		303,092

	Retailing - 0.4%
47,489	Honest Co. *(1)(2)(3)		1,683,960

	Software & Services - 1.5%
106,123	Cloudera, Inc. *(1)(2)(3)		1,743,159
263,189	MarkLogic Corp. Series F *(1)(2)(3)		2,602,939
658,164	Zuora, Inc. Series F *(1)(2)(3)		3,001,228

			7,347,326

	Total Preferred Stocks (cost $11,754,787)		$10,235,733

	Total Long-Term Investments (cost $406,799,698)		$472,019,690

Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
4,430,409	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$4,430,409

	Total Short-Term Investments (cost $4,430,409)		$4,430,409

	Total Investments (cost $411,230,107)^	99.9%	$476,450,099
	Other Assets and Liabilities	0.1%	415,953

	Total Net Assets	100.0%	$476,866,052

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$77,600,781
Unrealized Depreciation	(12,380,789)

Net Unrealized Appreciation	$65,219,992

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $11,990,585, which represented 2.5% of total net assets.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	3,136,600	Allstar Co.	$1,364,479
02/2014	106,123	Cloudera, Inc. Preferred	1,545,151
07/2015	177,795	DraftKings, Inc. Series D Preferred	957,589
07/2015	160,456	DraftKings, Inc. Series D-1 Preferred	1,229,961
08/2015	47,489	Honest Co. Preferred	2,172,859
04/2015	263,189	MarkLogic Corp. Series F Preferred	3,056,730
05/2014	92,973	Sancilio & Co., Inc. Preferred	291,935
07/2017	667,714	Telogis Escrow	—
11/2013	26,907	Tory Burch LLC	2,108,912
04/2017	98,033	Veracode, Inc.	—
01/2015	658,164	Zuora, Inc. Series F Preferred	2,500,562

			$15,228,178

At July 31, 2017, the aggregate value of these securities was $11,990,585, which represents 2.5% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $11,990,585, which represented 2.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Hartford Small Company Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$459,791	$459,791	$—	$—
Banks	24,688,179	24,688,179	—	—
Capital Goods	38,762,807	38,762,807	—	—
Commercial & Professional Services	15,061,816	15,061,816	—	—
Consumer Durables & Apparel	18,438,020	18,438,020	—	—
Consumer Services	29,963,020	29,963,020	—	—
Diversified Financials	361,396	361,396	—	—
Energy	6,342,284	6,342,284	—	—
Food & Staples Retailing	6,425,290	6,425,290	—	—
Food, Beverage & Tobacco	3,334,559	3,334,559	—	—
Health Care Equipment & Services	44,585,164	44,585,164	—	—
Insurance	125,902	125,902	—	—
Materials	14,025,109	14,025,109	—	—
Pharmaceuticals, Biotechnology & Life Sciences	59,427,637	59,427,637	—	—
Real Estate	18,500,805	18,500,805	—	—
Retailing	8,013,587	6,759,662	—	1,253,925
Semiconductors & Semiconductor Equipment	24,588,289	24,588,289	—	—
Software & Services	81,944,153	81,443,226	—	500,927
Technology Hardware & Equipment	21,093,599	21,093,599	—	—
Telecommunication Services	160,543	160,543	—	—
Transportation	11,961,868	11,961,868	—	—
Exchange Traded Funds	33,520,139	33,520,139	—	—
Preferred Stocks	10,235,733	—	—	10,235,733
Short-Term Investments	4,430,409	4,430,409	—	—

Total	$476,450,099	$464,459,514	$—	$11,990,585

(1) For the period ended July 31, 2017, investments valued at $2,902,521 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions and there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2017:

	Common Stocks	Preferred Stocks	Total

Beginning balance	$8,251,997	$21,156,370	$29,408,367
Purchases	-	-	-
Sales	(3,724,427)	(8,699,285)	(12,423,712)
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	(627,204)	3,894,642	3,267,438
Net change in unrealized appreciation/depreciation	(2,145,514)	(3,213,473)	(5,358,986)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	(2,902,521)	(2,902,521)

Ending balance	$1,754,852	$10,235,733	$11,990,585

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2017 was $(2,178,526)

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 10.8%
	Asset-Backed - Finance & Insurance - 1.7%
$ 250,000	Apidos CLO 4.31%01/19/2025(1)(2)	$250,625
745,000	Atrium CDO Corp. 4.30%07/16/2025(1)(2)	751,077
	CIFC Funding Ltd.
750,000	3.92%, 12/05/2024(1)(2)	750,404
250,000	6.97%, 12/05/2024(1)(2)	250,373
1,757,900	GSAMP Trust 1.32%01/25/2037(1)	1,090,593
1,165,000	Magnetite CLO Ltd. 6.45%01/18/2027(1)(2)	1,159,958
513,810	SoFi Consumer Loan Program LLC 3.09%10/27/2025(2)	519,878
869,000	Sound Point CLO Ltd. 5.90%07/15/2025(1)(2)	862,764
1,515,000	Vericrest Opportunity Loan Trust 5.38%04/25/2059(2)(3)	1,511,394

		7,147,066

	Asset-Backed - Home Equity - 1.4%
	GSAA Home Equity Trust
1,074,520	1.30%, 12/25/2046(1)	611,080
1,554,794	1.31%, 02/25/2037(1)	867,655
988,270	1.33%, 03/25/2037(1)	547,719
1,271,866	1.41%, 11/25/2036(1)	638,150
1,118,733	1.46%, 04/25/2047(1)	764,846
527,104	5.88%, 09/25/2036(3)	267,588
2,637,220	Morgan Stanley Mortgage Loan Trust 1.40%11/25/2036(1)	1,106,309
	Soundview Home Loan Trust
1,565,937	1.47%, 07/25/2036(1)	1,221,649
115,000	1.48%, 11/25/2036(1)	91,556

		6,116,552

	Commercial Mortgage - Backed Securities - 2.2%
625,000	Banc of America Commercial Mortgage Trust 3.12%09/15/2048(1)(2)	386,798
180,000	Citigroup Commercial Mortgage Trust 4.40%03/10/2047(1)(2)	134,603
781,000	Commercial Mortgage Pass-Through Certificates 4.75%10/15/2045(1)(2)	497,997
495,000	Commercial Mortgage Trust 4.57%10/15/2045(1)(2)	221,107
	FREMF Mortgage Trust
495,000	3.88%, 02/25/2024(1)(2)	466,278
295,000	3.97%, 07/25/2049(1)(2)	284,649
1,230,000	3.98%, 03/25/2027(1)(2)	1,165,772
495,000	4.21%, 05/25/2027(1)(2)	470,231
	GS Mortgage Securities Trust
465,167	3.67%, 04/10/2047(2)	167,195
1,795,000	4.83%, 11/10/2045(1)(2)	1,707,557
	JP Morgan Chase Commercial Mortgage Securities Trust
670,000	2.73%, 10/15/2045(1)(2)	283,028
485,000	4.38%, 12/15/2047(1)(2)	383,472
390,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.50%08/15/2045(2)	276,063
365,000	Morgan Stanley Capital I Trust 5.16%07/15/2049(1)(2)	309,492
710,000	VNDO Mortgage Trust 3.95%12/13/2029(1)(2)	729,346
	WF-RBS Commercial Mortgage Trust
665,000	3.02%, 11/15/2047(2)	281,174
1,750,000	4.80%, 11/15/2045(1)(2)	1,448,350
170,000	5.00%, 06/15/2044(1)(2)	141,342

		9,354,454

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Whole Loan Collateral CMO - 5.5%
	Alternative Loan Trust
$ 218,099	1.50%, 01/25/2036(1)	$203,726
297,345	1.55%, 11/25/2035(1)	255,567
1,000,192	5.75%, 05/25/2036	771,751
798,285	6.00%, 05/25/2036	669,784
290,451	Angel Oak Mortgage Trust LLC 3.64%01/25/2047(1)(2)	291,181
182,734	Banc of America Mortgage Trust 3.22%09/25/2035(1)	175,301
503,415	Bear Stearns Adjustable Rate Mortgage Trust 2.83%10/25/2035(1)	494,121
318,082	Bear Stearns Mortgage Funding Trust 1.41%10/25/2036(1)	282,226
1,050,000	Chase Mortgage Finance Trust 5.50%11/25/2035	1,003,428
822,308	CHL Mortgage Pass-Through Trust 3.18%09/25/2047(1)	764,926
1,378,000	Connecticut Avenue Securities 5.48%04/25/2029(1)	1,547,861
	Fannie Mae Connecticut Avenue Securities
425,000	4.78%, 07/25/2029(1)	455,702
880,000	5.58%, 05/25/2029(1)	979,915
89,705	GMACM Mortgage Loan Trust 3.86%04/19/2036(1)	82,966
644,980	GreenPoint Mortgage Funding Trust 2.13%10/25/2045(1)	501,901
1,132,242	GSR Mortgage Loan Trust 3.38%01/25/2036(1)	1,098,561
	HarborView Mortgage Loan Trust
257,688	1.42%, 01/19/2038(1)	242,082
2,167,598	1.47%, 12/19/2036(1)	1,898,476
55,448	Impac CMB Trust 3.48%02/25/2036(1)	54,147
616,496	IndyMac IMSC Mortgage Loan Trust 1.38%03/25/2047(1)	475,893
	IndyMac Index Mortgage Loan Trust
339,525	1.52%, 01/25/2036(1)	279,279
1,259,546	1.63%, 07/25/2046(1)	894,691
	JP Morgan Mortgage Trust
301,261	3.04%, 11/25/2035(1)	289,652
824,292	3.37%, 05/25/2036(1)	762,097
131,490	Lehman XS Trust 1.47%06/25/2047(1)	114,032
963,166	LSTAR Securities Investment Ltd. 0.03%11/01/2021(1)(2)	961,280
	LSTAR Securities Investment Trust
594,465	3.23%, 09/01/2021(1)(2)	596,310
1,107,943	3.23%, 02/01/2022(1)(2)	1,101,903
345,989	3.23%, 04/01/2022(1)(2)	340,992
68,081	Luminent Mortgage Trust 1.43%10/25/2046(1)	63,954
230,182	MASTR Adjustable Rate Mortgages Trust 3.32%11/21/2034(1)	235,663
475,372	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.05%06/25/2036(1)	430,713
	Residential Accredit Loans, Inc.
229,550	1.53%, 04/25/2036(1)	202,357
1,316,297	2.10%, 11/25/2037(1)	1,137,208
1,035,172	Springleaf Mortgage Loan Trust 3.52%12/25/2065(1)(2)	1,033,192
1,340,868	Structured Asset Mortgage Investments Trust 1.46%02/25/2036(1)	1,192,562

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 56,838	WaMu Mortgage Pass-Through Certificates Trust 1.78%08/25/2046(1)	$51,618
757,968	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.83%07/25/2036(1)	504,065
155,381	Wells Fargo Alternative Loan Trust 3.29%12/28/2037(1)	152,035
	Wells Fargo Commercial Mortgage Trust
685,000	2.88%, 05/15/2048(1)(2)	431,146
205,000	3.36%, 09/15/2058(2)	126,196

		23,150,460

	Total Asset & Commercial Mortgage Backed Securities (cost $45,058,420)	$45,768,532

Corporate Bonds - 12.5%
	Aerospace/Defense - 0.0%
	DAE Funding LLC
$ 30,000	4.50%, 08/01/2022(2)(4)	$30,525
30,000	5.00%, 08/01/2024(2)(4)	30,638

		61,163

	Auto Parts & Equipment - 0.0%
200,000	Adient Global Holdings Ltd. 4.88%08/15/2026(2)	202,850

	Chemicals - 0.0%
5,000	Versum Materials, Inc. 5.50%09/30/2024(2)	5,313

	Commercial Banks - 5.2%
EUR 715,000	Allied Irish Banks plc 7.38%12/03/2020(1)(5)(6)	932,117
	Banco Bilbao Vizcaya Argentaria S.A.
800,000	7.00%, 02/19/2019(1)(5)(6)	994,392
$ 1,000,000	9.00%, 05/09/2018(1)(5)(6)	1,043,424
EUR 1,000,000	Banco de Sabadell S.A. 6.50%05/18/2022(1)(6)	1,209,915
525,000	Bank of Ireland 7.38%06/18/2020(1)(5)(6)	692,613
	Barclays plc
$ 200,000	7.88%, 03/15/2022(1)(5)(6)	218,710
EUR 675,000	8.00%, 12/15/2020(1)(6)	895,952
$ 555,000	BNP Paribas S.A. 7.63%03/30/2021(1)(2)(6)	614,663
EUR 600,000	Caixa Geral de Depositos S.A. 10.75%03/30/2022(1)(6)	752,897
350,000	Cooperatieve Rabobank UA 5.50%06/29/2020(1)(5)(6)	444,783
$ 1,650,000	Credit Agricole S.A. 8.13%12/23/2025(1)(2)(6)	1,969,687
2,140,000	Credit Suisse Group AG 6.25%12/18/2024(1)(2)(6)	2,297,174
895,000	Goldman Sachs Group, Inc. 5.15%05/22/2045	1,011,282
975,000	HSBC Holdings plc 6.00%05/22/2027(1)(6)	1,022,629
	Intesa Sanpaolo S.p.A.
450,000	7.70%, 09/17/2025(1)(2)(6)	478,688
EUR 550,000	7.75%, 01/11/2027(1)(5)(6)	742,623
$ 165,000	Radian Group, Inc. 7.00%03/15/2021	184,594
	Royal Bank of Scotland Group plc
615,000	7.50%, 08/10/2020(1)(6)	649,594
350,000	8.63%, 08/15/2021(1)(6)	386,533
GBP 200,000	Santander UK Group Holdings plc 7.38%06/24/2022(1)(5)(6)	284,117
	Societe Generale S.A.
$ 850,000	7.38%, 09/13/2021(1)(2)(6)	928,625
1,475,000	8.25%, 11/29/2018(1)(5)(6)	1,565,034

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	UBS Group AG
$ 950,000	6.88%, 03/22/2021(1)(5)(6)	$1,024,337
600,000	7.00%, 02/19/2025(1)(5)(6)	672,750
750,000	7.13%, 02/19/2020(1)(5)(6)	803,437
495,000	Zenith Bank plc 7.38%05/30/2022(2)	488,070

		22,308,640

	Commercial Services - 0.6%
1,874,000	Acwa Power Management And Investments One Ltd. 5.95%12/15/2039(2)	1,896,788
175,000	Cardtronics, Inc. 5.13%08/01/2022	178,500
	United Rentals North America, Inc.
70,000	4.63%, 07/15/2023	73,325
280,000	5.50%, 07/15/2025	295,400

		2,444,013

	Construction Materials - 0.2%
181,000	Eagle Materials, Inc. 4.50%08/01/2026	189,145
505,000	Standard Industries, Inc. 6.00%10/15/2025(2)	539,719

		728,864

	Diversified Financial Services - 0.2%
	Navient Corp.
245,000	5.88%, 03/25/2021	258,627
270,000	6.63%, 07/26/2021	289,575
80,000	7.25%, 09/25/2023	87,524

		635,726

	Electric - 0.5%
280,000	Abu Dhabi National Energy Co. PJSC 4.38%06/22/2026(5)	289,456
	AES Corp.
310,000	4.88%, 05/15/2023	316,975
215,000	5.50%, 03/15/2024	224,675
40,000	5.50%, 04/15/2025	41,900
1,070,000	Eskom Holdings SOC Ltd. 5.75%01/26/2021(5)	1,075,938
130,000	NRG Energy, Inc. 6.25%07/15/2022	136,338

		2,085,282

	Engineering & Construction - 0.3%
1,355,000	SBA Tower Trust 3.60%04/09/2043(2)	1,355,738

	Entertainment - 0.1%
	WMG Acquisition Corp.
180,000	4.88%, 11/01/2024(2)	184,950
45,000	5.00%, 08/01/2023(2)	46,575

		231,525

	Environmental Control - 0.1%
	Clean Harbors, Inc.
60,000	5.13%, 06/01/2021	61,200
201,000	5.25%, 08/01/2020	203,764

		264,964

	Forest Products & Paper - 0.1%
285,000	Fibria Overseas Finance Ltd. 5.50%01/17/2027	296,400

	Gas - 0.0%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
30,000	5.50%, 05/20/2025	30,300
70,000	5.63%, 05/20/2024	72,625

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 75,000	5.88%, 08/20/2026	$76,875

		179,800

	Healthcare-Services - 0.3%
	Community Health Systems, Inc.
180,000	5.13%, 08/01/2021	181,125
130,000	6.25%, 03/31/2023	133,250
310,000	HCA, Inc. 7.50%02/15/2022	358,050
340,000	LifePoint Health, Inc. 5.88%12/01/2023	361,250
320,000	Tenet Healthcare Corp. 6.00%10/01/2020	342,800

		1,376,475

	Home Builders - 0.1%
170,000	Meritage Homes Corp. 6.00%06/01/2025	183,387
220,000	Toll Brothers Finance Corp. 4.88%11/15/2025	229,350

		412,737

	Insurance - 0.1%
295,000	CNO Financial Group, Inc. 5.25%05/30/2025	313,437
	Genworth Holdings, Inc.
110,000	4.90%, 08/15/2023	91,850
50,000	7.20%, 02/15/2021	47,375
125,000	MGIC Investment Corp. 5.75%08/15/2023	136,250

		588,912

	Internet - 0.1%
240,000	Baidu, Inc. 2.88%07/06/2022	241,118

	Iron/Steel - 0.4%
	ArcelorMittal
275,000	6.13%, 06/01/2025	313,844
160,000	7.25%, 03/01/2041	184,800
910,000	Koks OAO Via Koks Finance DAC 7.50%05/04/2022(2)	937,715
210,000	Steel Dynamics, Inc. 5.50%10/01/2024	224,700

		1,661,059

	IT Services - 0.0%
175,000	NCR Corp. 5.00%07/15/2022	179,375

	Machinery - Construction & Mining - 0.0%
175,000	Oshkosh Corp. 5.38%03/01/2025	184,187

	Machinery-Diversified - 0.1%
215,000	CNH Industrial N.V. 4.50%08/15/2023	227,900

	Media - 0.7%
215,000	Altice U.S. Finance Corp. 5.50%05/15/2026(2)	227,900
	CCO Holdings LLC / CCO Holdings Capital Corp.
30,000	5.13%, 02/15/2023	31,050
225,000	5.25%, 09/30/2022	232,031
70,000	5.75%, 09/01/2023	72,713
10,000	5.75%, 01/15/2024	10,525
215,000	Columbus Cable Barbados Ltd. 7.38%03/30/2021(2)	229,512
200,000	CSC Holdings LLC 5.50%04/15/2027(2)	213,000

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		DISH DBS Corp.
	$275,000	5.88%, 11/15/2024	$298,306
	150,000	6.75%, 06/01/2021	165,750
	495,000	Liberty Interactive LLC 8.25%02/01/2030	539,550
	200,000	SFR Group S.A. 7.38%05/01/2026(2)	216,500
		TEGNA, Inc.
	30,000	4.88%, 09/15/2021(2)	30,863
	405,000	5.50%, 09/15/2024(2)	421,706
		Viacom, Inc.
	45,000	5.88%, 02/28/2057(1)	46,125
	65,000	6.25%, 02/28/2057(1)	66,788
		Videotron Ltd.
	110,000	5.00%, 07/15/2022	117,700
	100,000	5.38%, 06/15/2024(2)	106,625

			3,026,644

		Mining - 0.1%
	255,000	Kaiser Aluminum Corp. 5.88%05/15/2024	270,937
	190,000	Teck Resources Ltd. 8.50%06/01/2024(2)	220,400

			491,337

		Multi-National - 0.0%
INR	8,060,000	International Finance Corp. 7.10%03/21/2031	131,886

		Oil & Gas - 1.6%
	$170,000	Concho Resources, Inc. 5.50%04/01/2023	175,525
		Continental Resources, Inc.
	15,000	3.80%, 06/01/2024	13,875
	175,000	4.50%, 04/15/2023	170,625
	45,000	4.90%, 06/01/2044	38,475
	50,000	5.00%, 09/15/2022	49,531
	331,000	Ecopetrol S.A. 5.88%05/28/2045	310,213
		MEG Energy Corp.
	50,000	6.50%, 01/15/2025(2)	48,375
	51,000	7.00%, 03/31/2024(2)	41,948
		Petrobras Global Finance B.V.
	1,335,000	5.38%, 01/27/2021	1,371,712
	180,000	6.13%, 01/17/2022	189,162
	145,000	6.85%, 06/05/2115	132,755
	125,000	7.38%, 01/17/2027	135,312
		Petroleos Mexicanos
	716,000	5.50%, 06/27/2044	655,140
	460,000	6.50%, 03/13/2027(2)	506,460
	170,000	6.75%, 09/21/2047(2)	178,840
	180,000	QEP Resources, Inc. 5.38%10/01/2022	176,850
	75,596	Shelf Drilling Holdings Ltd. 9.50%11/02/2020(2)	74,462
	130,000	SM Energy Co. 6.75%09/15/2026	129,350
	285,000	State Oil Co. of the Azerbaijan Republic 4.75%03/13/2023(5)	281,084
		WPX Energy, Inc.
	95,000	5.25%, 09/15/2024	93,575
	135,000	6.00%, 01/15/2022	138,712
		YPF S.A.
	712,000	8.50%, 07/28/2025(5)	790,534
ARS	23,755,810	16.50%, 05/09/2022(2)	1,252,366

			6,954,881

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Packaging & Containers - 0.1%
$205,000	Owens-Brockway Glass Container, Inc. 5.88%08/15/2023(2)	$227,166
260,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%07/15/2023(2)	273,650

		500,816

	Pharmaceuticals - 0.1%
130,000	Quintiles IMS, Inc. 4.88%05/15/2023(2)	134,875
	Valeant Pharmaceuticals International, Inc.
15,000	6.50%, 03/15/2022(2)	15,825
115,000	7.00%, 03/15/2024(2)	122,475

		273,175

	Pipelines - 0.4%
	DCP Midstream Operating L.P.
40,000	3.88%, 03/15/2023	39,000
145,000	4.95%, 04/01/2022	148,806
555,000	Energy Transfer Equity L.P. 7.50%10/15/2020	627,150
30,000	NGPL PipeCo LLC 4.88%08/15/2027(2)	30,862
200,000	Southern Gas Corridor CJSC 6.88%03/24/2026(2)	219,900
250,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.25%10/15/2022	265,625
	Williams Cos., Inc.
170,000	3.70%, 01/15/2023	168,246
100,000	4.55%, 06/24/2024	103,625

		1,603,214

	Real Estate Investment Trusts - 0.1%
	Equinix, Inc.
100,000	5.38%, 04/01/2023	104,000
110,000	5.88%, 01/15/2026	120,450

		224,450

	Retail - 0.0%
30,000	Lithia Motors, Inc. 5.25%08/01/2025(2)	30,900
135,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%03/01/2027	133,313

		164,213

	Semiconductors - 0.1%
	Sensata Technologies B.V.
55,000	5.00%, 10/01/2025(2)	57,888
245,000	5.63%, 11/01/2024(2)	266,437

		324,325

	Software - 0.2%
	First Data Corp.
300,000	5.00%, 01/15/2024(2)	312,000
140,000	5.38%, 08/15/2023(2)	146,125
	MSCI, Inc.
20,000	4.75%, 08/01/2026(2)	20,750
45,000	5.25%, 11/15/2024(2)	48,038
105,000	5.75%, 08/15/2025(2)	113,662
125,000	Open Text Corp. 5.88%06/01/2026(2)	135,312

		775,887

	Telecommunications - 0.6%
390,000	AT&T, Inc. 4.75%05/15/2046	374,505

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	$1,040,000	Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%05/30/2023(2)	$1,060,800
	250,000	Nokia Oyj 6.63%05/15/2039	290,000
	329,000	Sprint Communications, Inc. 7.00%03/01/2020(2)	359,432
	200,000	Sprint Corp. 7.13%06/15/2024	219,250
		Telecom Italia Capital S.A.
	125,000	6.00%, 09/30/2034	138,250
	40,000	6.38%, 11/15/2033	45,300

			2,487,537

		Transportation - 0.1%
	340,000	Russian Railways via RZD Capital plc 5.70%04/05/2022(5)	364,650

		Total Corporate Bonds (cost $50,421,885)	$52,995,056

Foreign Government Obligations - 22.8%
		Argentina - 2.3%
		Argentina Treasury Bill
	$154,148	2.77%, 11/10/2017(7)	$152,912
	157,631	2.76%, 11/24/2017(7)	156,186
	364,331	2.76%, 01/26/2018(7)	358,983
	913,833	3.09%, 12/15/2017(7)	903,841
	1,743,221	2.97%, 06/15/2018(7)	1,694,177
	519,058	3.04%, 05/24/2018(7)	506,367
	917,770	3.35%, 04/27/2018(7)	896,327
		Argentine Republic Government International Bond
EUR	3,150,000	2.26%, 12/31/2038(3)	2,293,676
	$1,450,000	6.88%, 01/26/2027	1,490,600
	160,000	7.13%, 06/28/2117(2)	145,280
	918,335	8.28%, 12/31/2033	998,689
	200,000	City of Buenos Aires Argentina 8.95%02/19/2021(5)	221,390
	150,045	Provincia de Buenos Aires 9.95%06/09/2021(2)	170,028

			9,988,456

		Australia - 0.1%
AUD	280,000	Australia Government Bond 5.75%05/15/2021(5)	254,244

		Austria - 0.2%
		Austria Government Bond
EUR	80,000	0.75%, 10/20/2026(2)(5)	95,831
	420,000	1.65%, 10/21/2024(2)(5)	546,220
	350,000	1.95%, 06/18/2019(2)(5)	433,744

			1,075,795

		Azerbaijan - 0.1%
	$400,000	Republic of Azerbaijan International Bond 4.75%03/18/2024(5)	407,208

		Belgium - 0.3%
		Belgium Government Bond
EUR	85,000	0.80%, 06/22/2027(2)(5)	100,343
	430,000	2.60%, 06/22/2024(2)(5)	589,474
	350,000	3.75%, 09/28/2020(2)(5)	469,187

			1,159,004

		Brazil - 0.7%
		Brazil Notas do Tesouro Nacional
BRL	571,901	6.00%, 08/15/2050(8)	200,455
	1,164,000	10.00%, 01/01/2021	382,210

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	$2,630,000	Brazilian Government International Bond 5.00%01/27/2045	$2,356,480

			2,939,145

		Bulgaria - 0.2%
EUR	615,000	Bulgaria Government International Bond 3.13%03/26/2035(5)	754,581

		Canada - 0.1%
		Canadian Government Bond
CAD	575,000	1.75%, 09/01/2019	465,230
	165,000	2.25%, 06/01/2025	135,295

			600,525

		Cayman Islands - 0.1%
		KSA Sukuk Ltd.
	$200,000	2.89%, 04/20/2022(5)	199,754
	200,000	2.89%, 04/20/2022(2)	199,754

			399,508

		Chile - 0.0%
CLP	25,000,000	Bonos de la Tesoreria de la Republica en pesos 6.00%01/01/2020	41,043

		Colombia - 0.6%
		Colombia Government International Bond
	$2,070,000	2.63%, 03/15/2023	2,026,013
	205,000	5.00%, 06/15/2045	207,665
COP	444,000,000	Colombian TES 10.00%07/24/2024	177,682

			2,411,360

		Costa Rica - 0.1%
	$365,000	Costa Rica Government International Bond 7.16%03/12/2045(5)	386,900

		Croatia - 0.5%
EUR	1,715,000	Croatia Government International Bond 3.00%03/11/2025(5)	2,124,655

		Denmark - 0.1%
		Denmark Government Bond
DKK	500,000	1.75%, 11/15/2025	88,556
	1,745,000	4.00%, 11/15/2019	306,905

			395,461

		Dominican Republic - 0.3%
		Dominican Republic International Bond
	$565,000	5.50%, 01/27/2025(5)	594,663
	360,000	5.88%, 04/18/2024(5)	387,000
	360,000	7.45%, 04/30/2044(5)	422,100

			1,403,763

		Finland - 0.1%
		Finland Government Bond
EUR	150,000	1.13%, 09/15/2018(2)(5)	181,209
	225,000	1.50%, 04/15/2023(2)(5)	288,843

			470,052

		France - 0.9%
		France Government Bond OAT
	630,000	0.00%, 05/25/2020(5)(9)	755,005
	115,000	0.00%, 05/25/2022(5)(9)	136,662
	445,000	0.50%, 11/25/2019(5)	539,171
	450,000	1.00%, 11/25/2018(5)	543,639
	1,265,000	3.00%, 04/25/2022(5)	1,719,528

			3,694,005

		Ghana - 0.1%
	$520,000	Ghana Government International Bond 8.13%01/18/2026(5)	536,292

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Honduras - 0.0%
	$150,000	Honduras Government International Bond 6.25%01/19/2027(2)	$157,812

		Hungary - 1.1%
		Hungary Government International Bond
	3,242,000	5.38%, 02/21/2023	3,634,516
	1,100,000	6.38%, 03/29/2021	1,239,438

			4,873,954

		Indonesia - 1.2%
		Indonesia Government International Bond
	390,000	3.85%, 07/18/2027(2)	393,839
	335,000	4.75%, 01/08/2026(5)	361,503
	200,000	4.75%, 07/18/2047(2)	206,812
	200,000	5.13%, 01/15/2045(5)	216,880
	775,000	6.63%, 02/17/2037(5)	978,408
	1,460,000	7.75%, 01/17/2038(5)	2,063,951
IDR	3,848,000,000	Indonesia Treasury Bond 8.38%09/15/2026	312,340
		Perusahaan Penerbit SBSN Indonesia III
	$200,000	3.40%, 03/29/2022(2)	203,000
	200,000	4.15%, 03/29/2027(2)	203,760

			4,940,493

		Ireland - 0.1%
		Ireland Government Bond
EUR	205,000	3.40%, 03/18/2024(5)	290,409
	110,000	4.50%, 10/18/2018	138,025
	35,000	5.40%, 03/13/2025	56,184

			484,618

		Israel - 0.1%
	$200,000	Israel Government International Bond 4.50%01/30/2043	212,978

		Italy - 0.9%
		Italy Buoni Poliennali Del Tesoro
EUR	745,000	1.20%, 04/01/2022	899,022
	875,000	1.50%, 08/01/2019	1,068,765
	415,000	3.75%, 09/01/2024	564,145
	815,000	4.75%, 09/01/2021	1,128,228

			3,660,160

		Ivory Coast - 0.4%
		Ivory Coast Government International Bond
	100,000	5.13%, 06/15/2025(2)	120,688
	$652,340	5.75%, 12/31/2032(3)(5)	639,424
	980,000	6.13%, 06/15/2033(2)	959,665

			1,719,777

		Japan - 0.5%
		Japan Government Five Year Bond
JPY	93,900,000	0.10%, 06/20/2020	856,381
	50,000,000	0.30%, 09/20/2018	455,658
	72,900,000	Japan Government Ten Year Bond 1.10%03/20/2021	689,272

			2,001,311

		Malaysia - 0.1%
		Malaysia Government Bond
MYR	1,095,000	3.80%, 09/30/2022	255,121
	440,000	3.96%, 09/15/2025	101,778
	575,000	5.73%, 07/30/2019	140,156

			497,055

		Mexico - 1.6%
		Mexican Bonos
MXN	7,287,400	6.50%, 06/09/2022	405,110
	1,749,000	8.00%, 06/11/2020	101,538

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

MXN	3,162,100	8.00%, 12/07/2023	$188,785
	7,330,600	10.00%, 12/05/2024	487,622
		Mexico Government International Bond
	$520,000	3.50%, 01/21/2021	545,740
	510,000	4.15%, 03/28/2027	532,185
	2,011,000	4.35%, 01/15/2047	1,922,516
	1,240,000	4.75%, 03/08/2044	1,254,880
	1,266,000	6.05%, 01/11/2040	1,502,742

			6,941,118

		Mongolia - 0.1%
		Mongolia Government International Bond
	200,000	4.13%, 01/05/2018(5)	200,260
	255,000	5.13%, 12/05/2022(5)	244,729

			444,989

		Morocco - 0.2%
		Morocco Government International Bond
EUR	325,000	3.50%, 06/19/2024(5)	423,384
	$425,000	5.50%, 12/11/2042(5)	473,288

			896,672

		Netherlands - 0.4%
		Netherlands Government Bond
EUR	435,000	0.25%, 01/15/2020	525,648
	65,000	0.75%, 07/15/2027(2)(5)	77,637
	545,000	1.25%, 01/15/2019(2)(5)	663,481
	340,000	2.00%, 07/15/2024(2)(5)	453,394

			1,720,160

		Nigeria - 0.1%
		Nigeria Government International Bond
	$200,000	7.88%, 02/16/2032(2)	220,660
	200,000	7.88%, 02/16/2032(5)	220,660

			441,320

		Norway - 0.1%
		Norway Government Bond
NOK	375,000	1.75%, 02/17/2027(2)(5)	48,065
	295,000	2.00%, 05/24/2023(2)(5)	39,081
	1,305,000	3.75%, 05/25/2021(2)(5)	183,282

			270,428

		Oman - 0.3%
		Oman Government International Bond
	$325,000	3.63%, 06/15/2021(5)	324,188
	400,000	3.88%, 03/08/2022(2)	401,755
	325,000	5.38%, 03/08/2027(2)	336,375
	200,000	5.38%, 03/08/2027(5)	207,000

			1,269,318

		Panama - 0.3%
		Panama Government International Bond
	985,000	3.88%, 03/17/2028	1,024,400
	200,000	4.50%, 05/15/2047	206,000

			1,230,400

		Paraguay - 0.0%
	200,000	Paraguay Government International Bond 4.70%03/27/2027(2)	207,750

		Peru - 0.1%
PEN	135,000	Peru Government Bond 8.20%08/12/2026	49,981
	$395,000	Peruvian Government International Bond 5.63%11/18/2050	486,443

			536,424

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Poland - 0.2%
PLN	1,100,000	Poland Government Bond 5.25%10/25/2017	$308,670
		Republic of Poland Government Bond
	1,410,000	2.00%, 04/25/2021	386,483
	185,000	2.50%, 07/25/2026	48,347
	865,000	4.00%, 10/25/2023	255,236

			998,736

		Qatar - 0.2%
	$765,000	Qatar Government International Bond 2.38%06/02/2021(5)	754,902

		Romania - 0.9%
RON	280,000	Romania Government Bond 5.75%04/29/2020	80,470
		Romanian Government International Bond
EUR	2,078,000	2.88%, 10/28/2024(5)	2,676,412
	720,000	3.88%, 10/29/2035(5)	893,887

			3,650,769

		Russia - 1.7%
RUB	9,337,000	Russian Federal Bond - OFZ 7.10%10/16/2024	149,683
		Russian Foreign Bond - Eurobond
	$400,000	4.25%, 06/23/2027(2)	403,580
	1,200,000	4.75%, 05/27/2026(5)	1,257,000
	2,400,000	4.88%, 09/16/2023(5)	2,592,192
	2,100,000	5.00%, 04/29/2020(5)	2,223,841
	200,000	5.25%, 06/23/2047(2)	201,733
	200,000	5.88%, 09/16/2043(5)	225,500

			7,053,529

		Senegal - 0.0%
	200,000	Senegal Government International Bond 6.25%05/23/2033(2)	205,500

		Singapore - 0.1%
		Singapore Government Bond
SGD	150,000	2.25%, 06/01/2021	113,644
	130,000	3.00%, 09/01/2024	102,790

			216,434

		South Africa - 0.2%
		Republic of South Africa Government Bond
ZAR	6,605,000	6.25%, 03/31/2036	356,679
	5,140,000	7.00%, 02/28/2031	322,677
	790,000	8.00%, 01/31/2030	54,828

			734,184

		Spain - 0.7%
		Spain Government Bond
EUR	420,000	0.25%, 01/31/2019	501,622
	270,000	1.30%, 10/31/2026(2)(5)	317,682
	155,000	1.95%, 04/30/2026(2)(5)	193,200
	840,000	2.75%, 10/31/2024(2)(5)	1,118,933
	720,000	5.50%, 04/30/2021(2)(5)	1,027,840

			3,159,277

		Sri Lanka - 0.2%
		Sri Lanka Government International Bond
	$245,000	6.20%, 05/11/2027(2)	252,351
	400,000	6.85%, 11/03/2025(5)	431,473

			683,824

		Supranational - 0.1%
INR	18,000,000	International Finance Corp. 7.80%06/03/2019	290,419

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Sweden - 0.1%
		Sweden Government Bond
SEK	500,000	1.00%, 11/12/2026	$63,411
	1,215,000	1.50%, 11/13/2023	161,693
	2,615,000	3.75%, 08/12/2017	324,295

			549,399

		Switzerland - 0.0%
		Switzerland Government Bond
CHF	50,000	2.00%, 05/25/2022(5)	57,852
	145,000	3.00%, 01/08/2018(5)	152,424

			210,276

		Thailand - 0.1%
THB	7,420,000	Thailand Government Bond 3.63%06/16/2023	242,315

		Tunisia - 0.1%
		Banque Centrale de Tunisie International Bond
EUR	210,000	5.63%, 02/17/2024(5)	252,327
	$285,000	5.75%, 01/30/2025(5)	273,725

			526,052

		Turkey - 2.0%
TRY	780,000	Turkey Government Bond 9.40%07/08/2020	214,096
		Turkey Government International Bond
	$2,395,000	3.25%, 03/23/2023	2,269,694
	200,000	4.88%, 10/09/2026	199,500
	2,860,000	4.88%, 04/16/2043	2,576,402
	940,000	5.75%, 03/22/2024	1,003,422
	380,000	5.75%, 05/11/2047	377,559
	695,000	6.00%, 03/25/2027	748,332
	1,100,000	6.75%, 04/03/2018	1,132,375
	175,000	6.88%, 03/17/2036	198,597

			8,719,977

		Ukraine - 0.8%
		Ukraine Government International Bond
	520,000	7.75%, 09/01/2019(5)	540,249
	930,000	7.75%, 09/01/2021(2)	960,225
	100,000	7.75%, 09/01/2025(5)	99,150
	1,825,000	7.75%, 09/01/2027(5)	1,791,037

			3,390,661

		United Kingdom - 0.3%
		United Kingdom Gilt
GBP	295,000	0.50%, 07/22/2022(5)	387,606
	120,000	1.50%, 01/22/2021(5)	164,443
	315,000	1.75%, 07/22/2019(5)	427,722
	170,000	2.00%, 07/22/2020(5)	235,450

			1,215,221

		Uruguay - 0.1%
		Uruguay Government International Bond
	$145,000	7.63%, 03/21/2036	198,360
UYU	1,485,000	9.88%, 06/20/2022(2)	55,867

			254,227

		Venezuela - 0.6%
		Venezuela Government International Bond
	$4,139,000	7.75%, 10/13/2019(5)	1,769,422
	2,115,300	12.75%, 08/23/2022(5)	941,309

			2,710,731

		Total Foreign Government Obligations (cost $94,764,404)	$97,115,167

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Municipal Bonds - 1.7%
		General - 0.8%
	$915,000	Chicago, IL, Transit Auth 6.90%12/01/2040	$1,179,243
		Puerto Rico Commonwealth Government Employees Retirement System
	3,090,000	6.15%, 07/01/2038	1,320,975
	1,990,000	6.30%, 07/01/2043	850,725

			3,350,943

		General Obligation - 0.9%
	1,480,000	City of Chicago, IL, GO 7.05%01/01/2029	1,604,394
	2,130,000	Illinois State, GO 5.10%06/01/2033	2,135,687

			3,740,081

		Total Municipal Bonds (cost $7,102,178)	$7,091,024

Senior Floating Rate Interests - 22.9%(10)
		Advertising - 0.1%
	$582,007	Acosta Holdco, Inc. 4.48%09/26/2021	$529,382

		Aerospace/Defense - 0.7%
	682,301	Fly Funding II S.a.r.l. 3.43%02/09/2023	683,153
	625,000	MacDonald, Dettwiler and Associates Ltd. 0.00%07/06/2024(11)	624,869
	1,633,310	TransDigm, Inc. 4.26%05/14/2022	1,639,843

			2,947,865

		Agriculture - 0.2%
	778,164	Pinnacle Operating Corp. 8.48%11/15/2021	718,829

		Airlines - 0.1%
	587,325	Delta Air Lines, Inc. 3.72%10/18/2018	590,849

		Auto Manufacturers - 0.1%
	579,137	Jaguar Holding Co. 4.02%08/18/2022	582,901

		Auto Parts & Equipment - 0.1%
	440,000	USI, Inc. 4.18%05/16/2024	438,627

		Biotechnology - 0.1%
	509,673	Sterigenics-Nordion Holdings LLC 4.23%05/15/2022	509,459

		Chemicals - 0.5%
	491,340	Chemours Co. 3.73%05/12/2022	494,617
		Diamond (BC) B.V.
	575,000	0.00%, 07/12/2024(11)	575,477
EUR	150,000	0.00%, 07/25/2024(11)	178,362
	$151,525	Ineos U.S. Finance LLC 4.01%03/31/2022	152,310
	507,491	MacDermid, Inc. 4.23%06/07/2023	509,937
	269,654	Minerals Technologies, Inc. 3.50%02/14/2024	270,665

			2,181,368

		Coal - 0.2%
	255,032	Ascent Resources - Marcellus LLC 5.47%08/04/2020	155,995

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	$897,750	Foresight Energy LLC 7.05%03/28/2022	$865,207

			1,021,202

		Commercial Services - 1.7%
	240,000	Ascend Learning LLC 4.53%07/05/2022	241,874
		Brickman Group Ltd. LLC
	987,213	4.23%, 12/18/2020	991,290
	124,043	7.73%, 12/17/2021	124,300
	397,005	Camelot UK Holdco Ltd. 4.73%10/03/2023	401,273
	155,000	Capital Automotive L.P. 7.24%03/24/2025	157,423
	318,400	DigitalGlobe, Inc. 3.98%01/15/2024	318,601
	155,338	KAR Auction Services, Inc. 3.81%03/09/2023	156,243
	660,027	PSAV Holdings LLC 4.70%04/27/2024	664,152
	1,002,850	Quikrete Holdings, Inc. 3.98%11/15/2023	1,006,039
	629,421	Russell Investment Group 6.97%06/01/2023	636,899
	379,050	Team Health Holdings, Inc. 3.98%02/06/2024	377,511
EUR	600,000	Techem GmbH 0.00%07/31/2024(11)	716,055
	$870,000	Tempo Acquisition LLC 4.23%05/01/2024	876,708
	497,500	Xerox Business Services LLC 5.23%12/07/2023	503,221

			7,171,589

		Distribution/Wholesale - 0.6%
	746,910	FPC Holdings, Inc. 5.30%11/19/2019	739,441
	569,264	Nexeo Solutions LLC 5.02%06/09/2023	576,619
	851,492	PowerTeam Services LLC 4.55%05/06/2020	848,299
	442,775	Univar, Inc. 3.98%07/01/2022	444,989

			2,609,348

		Diversified Financial Services - 0.8%
	379,050	AlixPartners LLP 4.30%04/04/2024	381,832
	543,638	EVO Payments International LLC 6.24%12/22/2023	548,737
	725,000	Fortress Investment Group LLC 1.38%06/14/2022	733,613
	250,000	NAB Holdings LLC 4.80%07/01/2024	250,938
	124,375	NFP Corp. 4.80%01/08/2024	125,023
	199,000	RP Crown Parent LLC 4.73%10/12/2023	201,239
	797,463	SAM Finance Lux S.a.r.l. 4.50%12/17/2020	801,450
	500,000	Telenet Financing USD LLC 3.98%06/30/2025	502,500

			3,545,332

		Electric - 0.5%
	399,828	Calpine Corp. 4.05%05/31/2023	401,103

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 715,000	Chief Exploration & Development LLC 7.93%05/16/2021	$694,744
360,000	Helix Gen Funding LLC 4.96%06/02/2024	363,240
	Pike Corp.
139,650	4.99%, 03/10/2024	141,570
115,000	9.24%, 09/02/2024	116,438
602,901	Seadrill Partners Finco LLC 4.30%02/21/2021	411,980

		2,129,075

	Electronics - 0.1%
474,572	Ceridian LLC 4.73%09/15/2020	474,572

	Energy-Alternate Sources - 0.1%
	TEX Operations Co. LLC
85,000	3.98%, 08/04/2023	85,234

363,175	3.98%, 08/04/2023	364,173

		449,407

	Engineering & Construction - 0.2%
800,000	Brand Energy & Infrastructure Services, Inc. 5.51%06/21/2024	806,000

	Entertainment - 0.3%
683,288	Eldorado Resorts LLC 3.56%04/17/2024	681,579
541,345	Scientific Games International, Inc. 5.23%10/01/2021	541,854

		1,223,433

	Environmental Control - 0.1%
419,261	Advanced Disposal Services, Inc. 3.94%11/10/2023	422,472
185,000	HD Supply Waterworks Ltd. 0.00%08/01/2024(11)	186,099

		608,571

	Food - 0.7%
1,161,720	Albertsons LLC 3.98%08/25/2021	1,158,095
524,020	Hostess Brands LLC 3.73%08/03/2022	528,416
453,863	JBS USA LLC 3.80%10/30/2022	449,751
760,000	Post Holdings, Inc. 3.49%05/24/2024	763,086

		2,899,348

	Healthcare-Products - 0.5%
395,000	Air Medical Group Holdings, Inc. 5.23%04/28/2022	392,286
518,388	Alere, Inc. 4.49%06/18/2022	518,953
284,452	American Renal Holdings, Inc. 0.00%06/14/2024(11)	282,794
485,000	INC Research LLC 0.00%06/27/2024(11)	488,434
260,000	Kinetic Concepts, Inc. 4.55%02/02/2024	260,730
213,388	Revlon Consumer Products Corp. 4.73%09/07/2023	192,463

		2,135,660

	Healthcare-Services - 1.4%
175,050	CDRH Parent, Inc. 5.32%07/01/2021	138,872
	Community Health Systems, Inc.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 198,060	3.96%, 12/31/2019	$197,991
547,708	4.21%, 01/27/2021	546,646
648,180	Envision Healthcare Corp. 4.30%12/01/2023	651,830
213,388	Genoa, a QoL Healthcare Co. LLC 4.98%10/28/2023	215,344
661,675	inVentiv Health, Inc. 4.95%11/09/2023	662,032
1,000,144	MPH Acquisition Holdings LLC 4.30%06/07/2023	1,007,145
200,539	Opal Acquisition, Inc. 5.30%11/27/2020	189,134
538,017	Ortho-Clinical Diagnostics, Inc. 5.05%06/30/2021	539,862
	Surgery Center Holdings, Inc.
190,000	0.00%, 06/06/2024(11)	191,663
258,378	4.98%, 11/03/2020	260,156
355,000	Teladoc, Inc. 8.50%06/17/2022	355,000
773,225	U.S. Renal Care, Inc. 5.55%12/31/2022	758,402

		5,714,077

	Household Products/Wares - 0.1%
260,000	Galleria Co. 4.25%09/29/2023	261,789

	Insurance - 1.2%
	Asurion LLC
375,000	0.00%, 07/11/2025(11)	384,259
298,164	4.23%, 11/03/2023	300,400
1,156,984	4.48%, 08/04/2022	1,160,698
1,585,000	8.73%, 03/03/2021	1,586,981
388,800	Evertec Group LLC 3.73%04/17/2020	387,342
99,486	HUB International Ltd. 4.42%10/02/2020	100,139
	Sedgwick Claims Management Services, Inc.
987,245	3.98%, 03/01/2021	988,834
375,000	6.98%, 02/28/2022	378,750

		5,287,403

	Leisure Time - 0.7%
	Delta 2 (LUX) S.a.r.l.
2,253,002	4.50%, 02/01/2024	2,264,672
243,000	8.00%, 07/29/2022	243,260
235,000	Hayward Industries, Inc. 0.00%07/18/2024(11)	236,763
383,714	Town Sports International LLC 4.73%11/15/2020	355,895

		3,100,590

	Lodging - 0.7%
436,060	Boyd Gaming Corp. 3.69%09/15/2023	437,739
	Caesars Entertainment Operating Co.
1,251,442	0.00%, 03/01/2022(11)	1,505,648
550,000	0.00%, 03/31/2024(11)	552,409
446,232	Caesars Growth Properties Holdings LLC 4.23%05/08/2021	449,467

		2,945,263

	Machinery-Construction & Mining - 0.3%
969,052	American Rock Salt Holdings LLC 4.98%05/20/2021	969,052

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 375,090	Neff Rental LLC 7.66%06/09/2021	$376,654

		1,345,706

	Machinery-Diversified - 0.3%
335,923	Gardner Denver, Inc. 4.55%07/30/2020	337,462
1,024,643	Gates Global LLC 4.55%04/01/2024	1,031,847

		1,369,309

	Media - 1.3%
854,672	Advantage Sales & Marketing, Inc. 4.55%07/23/2021	835,015
962,813	Charter Communications Operating LLC 3.48%01/15/2024	969,234
515,700	Getty Images, Inc. 4.80%10/18/2019	479,343
711,178	ION Media Networks, Inc. 4.13%12/18/2020	716,960
284,288	Numericable Group S.A. 4.06%07/31/2025	283,577
496,250	Numericable U.S. LLC 4.56%01/14/2025	498,553
862,105	Tribune Media Co. 4.23%01/27/2024	864,476
921,824	Virgin Media Bristol LLC 3.98%01/31/2025	926,322

		5,573,480

	Metal Fabricate/Hardware - 0.2%
684,419	Rexnord LLC 4.05%08/21/2023	687,533

	Miscellaneous Manufacturing - 0.2%
825,742	Sram LLC 4.79%03/15/2024	834,000

	Oil & Gas - 0.5%
275,000	BCP Raptor LLC 5.51%06/24/2024	276,031
355,000	California Resources Corp. 11.60%12/31/2021	381,803
345,000	Chesapeake Energy Corp. 8.69%08/23/2021	370,099
268,125	Drillships Ocean Ventures, Inc. 7.75%07/25/2021	236,218
277,070	Peabody Energy Corp. 5.73%03/31/2022	279,356
619,198	Pinnacle Holdco S.a.r.l. 4.80%07/30/2019	539,476

		2,082,983

	Oil & Gas Services - 0.2%
882,975	Crosby U.S. Acquisition Corp. 4.17%11/23/2020	802,183
261,313	Paragon Offshore Finance Co. 6.00%07/18/2021	98,319

		900,502

	Packaging & Containers - 1.0%
	Berry Plastics Group, Inc.
444,710	3.47%, 01/06/2021	445,870
639,797	3.73%, 10/01/2022	642,517
389,025	Flex Acquisition Co., Inc. 4.55%12/29/2023	391,110
199,000	Proampac PG Borrower LLC 5.20%11/18/2023	201,736

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 1,884,576	Reynolds Group Holdings, Inc. 4.23%02/05/2023	$1,892,378
649,556	Signode Industrial Group U.S., Inc. 4.01%05/04/2021	651,589

		4,225,200

	Pharmaceuticals - 0.3%
225,000	Albany Molecular Research, Inc. 0.00%07/19/2024(11)	226,688
705,000	Endo Luxembourg Finance Co. I S.a r.l. 5.50%04/29/2024	715,575
389,482	Valeant Pharmaceuticals International, Inc. 5.98%04/01/2022	396,695

		1,338,958

	Real Estate - 0.4%
	DTZ U.S. Borrower LLC
1,447,051	4.49%, 11/04/2021	1,454,286
22,553	9.56%, 11/04/2022	22,553

		1,476,839

	REITS - 0.2%
804,813	MGM Growth Properties Operating Partnership L.P. 3.48%04/25/2023	807,734

	Retail - 1.8%
447,939	B.C. Unlimited Liability Co. 3.51%02/16/2024	447,697
1,245,000	Bass Pro Group LLC 6.30%12/16/2023	1,212,580
417,563	Harbor Freight Tools USA, Inc. 4.48%08/18/2023	419,279
510,089	J. Crew Group, Inc. 4.31%03/05/2021	272,668
915,978	Michaels Stores, Inc. 3.98%01/30/2023	916,097
813,723	Neiman Marcus Group Ltd. LLC 4.47%10/25/2020	600,348
890,281	Party City Holdings, Inc. 4.32%08/19/2022	893,245
	Rite Aid Corp.
745,000	5.12%, 06/21/2021	747,794
325,000	5.99%, 08/21/2020	329,062
1,751,631	U.S. Foods, Inc. 3.99%06/27/2023	1,763,910

		7,602,680

	Semiconductors - 0.1%
351,755	ON Semiconductor Corp. 3.48%03/31/2023	352,986

	Software - 2.6%
550,000	Almonde, Inc. 4.74%06/13/2024	554,279
280,000	CCC Information Services, Inc. 4.24%04/27/2024	280,526
548,625	Change Healthcare Holdings, Inc. 3.98%03/01/2024	551,642
555,807	Dell, Inc. 3.74%09/07/2023	558,953
1,132,530	Epicor Software Corp. 4.99%06/01/2022	1,137,128
	First Data Corp.
1,337,640	3.48%, 07/08/2022	1,341,225
2,203,504	3.73%, 04/26/2024	2,215,315
239,400	Global Payments, Inc. 3.23%04/22/2023	240,128
664,286	Go Daddy Operating Co. LLC 3.73%02/15/2024	667,149

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 135,000	Hyland Software, Inc. 4.48%07/01/2022	$136,519
633,327	Infor U.S., Inc. 4.05%02/01/2022	633,441
205,000	iPayment, Inc. 7.31%04/06/2023	206,537
54,171	MA FinanceCo LLC 3.98%06/21/2024	54,188
365,829	Seattle Spinco, Inc. 4.03%06/21/2024	365,942
756,748	SS&C Technologies, Inc. 3.48%07/08/2022	760,887
1,227,600	WEX, Inc. 3.98%06/30/2023	1,240,220

		10,944,079

	Telecommunications - 1.4%
810,746	Entravision Communications Corp. 3.80%05/31/2020	809,732
300,000	GTT Communications, Inc. 4.50%01/09/2024	301,050
1,000,000	Level 3 Financing, Inc. 3.48%02/22/2024	1,003,910
418,478	LTS Buyer LLC 4.55%04/13/2020	419,943
1,291,763	Sprint Communications, Inc. 3.75%02/02/2024	1,295,961
430,000	Unitymedia Hessen GmbH & Co. KG 0.00%09/30/2025(11)	428,994
1,601,866	Univision Communications, Inc. 3.98%03/15/2024	1,595,410
282,410	Zayo Group LLC 3.48%01/19/2024	283,438

		6,138,438

	Trucking & Leasing - 0.3%
890,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.98%03/20/2022	889,306
170,000	Utility One Source L.P. 6.80%04/07/2023	172,762

		1,062,068

	Total Senior Floating Rate Interests (cost $98,168,506)	$97,624,434

U.S. Government Agencies - 3.2%
	FHLMC - 1.1%
$ 4,700,691	0.23%, 10/25/2020(1)(12)	$25,911
1,865,000	4.68%, 10/25/2029(1)	2,008,797
1,420,000	5.13%, 04/25/2029(1)	1,575,188
1,057,000	5.23%, 08/25/2024(1)	1,152,724

		4,762,620

	FNMA - 2.1%
$ 8,480,000	3.50%, 08/01/2047(4)(13)	$8,730,425
262,382	5.50%, 06/25/2042(12)	56,522

		8,786,947

	Total U.S. Government Agencies (cost $13,173,018)	$13,549,567

U.S. Government Securities - 15.8%
	U.S. Treasury Securities - 15.8%
	U.S. Treasury Bonds - 4.7%
$ 1,668,000	2.88%, 11/15/2046	$1,658,095
3,222,000	3.00%, 11/15/2045	3,285,180
1,335,000	3.75%, 11/15/2043(14)	1,553,919
50,000	5.38%, 02/15/2031	67,031
4,835,000	6.25%, 05/15/2030	6,877,788

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 5,475,000	7.88%, 02/15/2021		$6,645,708

			20,087,721

	U.S. Treasury Notes - 11.1%
647,400	0.88%, 01/31/2018(14)		646,456
7,373,700	1.25%, 12/15/2018(14)(15)		7,368,516
5,346,000	2.00%, 02/15/2023		5,364,797
495,000	2.00%, 02/15/2025		489,431
29,458,000	2.13%, 08/31/2020		29,981,557
526,000	2.13%, 08/15/2021(14)		534,465
2,890,000	2.13%, 05/15/2025		2,878,599

			47,263,821

			67,351,542

	Total U.S. Government Securities (cost $67,234,540)		$67,351,542

Common Stocks - 0.2%
	Energy - 0.2%
83,644,001	KCA Deutag*(2)(16)(17)		$752,713
17,105	Templar Energy LLC Class A*(16)(17)		74,833

			827,546

	Utilities - 0.0%
500,000	TCEH Corp.*(16)(17)		1
8,337	Vistra Energy Corp.		136,976

			136,977

	Total Common Stocks (cost $1,425,000)		$964,523

	Total Long-Term Investments (cost $377,347,951)		$382,459,845
Short-Term Investments - 15.6%
	Foreign Government Obligations - 0.9%
JPY 435,150,000	Japan Treasury Discount Bill 0.09%10/10/2017(7)		$3,947,856

	Other Investment Pools & Funds - 14.7%
62,444,443	Fidelity Institutional Government Fund, Institutional Class		62,444,443

	Total Short-Term Investments (cost $66,265,743)		$66,392,299

	Total Investments (cost $443,613,694)^	105.5%	$448,852,144
	Other Assets and Liabilities	(5.5)%	(23,437,773)

	Total Net Assets	100.0%	$425,414,371

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$12,219,413
Unrealized Depreciation	(6,980,963)

Net Unrealized Appreciation	$5,238,450

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $53,232,492, which represented 12.5% of total net assets.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $8,731,644 at July 31, 2017.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $53,822,244, which represented 12.7% of total net assets.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	The rate shown represents current yield to maturity.
(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Security is a zero-coupon bond.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2017.
(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Securities disclosed are interest-only strips.
(13)	Represents or includes a TBA transaction.
(14)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(15)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(16)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $827,547, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(17)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2011	83,644,001	KCA Deutag	$1,133,544
10/2016	500,000	TCEH Corp.	—
10/2016	17,105	Templar Energy LLC Class A	146,456

			$1,280,000

At July 31, 2017, the aggregate value of these securities was $827,547, which represents 0.2% of total net assets.

Futures Contracts Outstanding at July 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	3	09/15/2017	$314,965	$309,491	$(5,474)
Australian Dollar Future	48	09/18/2017	3,825,868	3,837,120	11,252
Australian SPI 200 Index Future	12	09/15/2017	1,076,352	1,072,761	(3,591)
Canadian Dollar Future	48	09/19/2017	3,828,223	3,857,280	29,057
Canadian Government 10-Year Bond Future	3	09/20/2017	347,531	330,355	(17,176)
Euro-BTP Future	8	09/07/2017	1,263,206	1,290,248	27,042
Euro-OAT Future	11	09/07/2017	1,948,026	1,937,384	(10,642)
Euro-Schatz Future	9	09/07/2017	1,193,353	1,194,017	664
Japan 10-Year Bond Future	6	09/11/2017	817,471	817,125	(346)
Japan 10-Year Bond Future	4	09/12/2017	5,456,962	5,448,229	(8,733)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

U.S. 10-Year Ultra Future	77	09/20/2017	$10,358,311	$10,398,609	$40,298
U.S. Treasury 10-Year Note Future	513	09/20/2017	64,493,191	64,581,891	88,700
U.S. Treasury 5-Year Note Future	347	09/29/2017	40,998,618	40,997,508	(1,110)
U.S. Treasury Long Bond Future	67	09/20/2017	10,248,725	10,248,906	181

Total					$150,122

Short position contracts:
British Pound Future	74	09/18/2017	$5,958,533	$6,112,862	$(154,329)
Euro BUXL 30-Year Bond Future	8	09/07/2017	1,573,665	1,535,342	38,323
Euro FX Future	42	09/18/2017	5,967,103	6,226,762	(259,659)
Euro-BOBL Future	2	09/07/2017	313,444	312,665	779
Euro-Bund Future	19	09/07/2017	3,695,403	3,642,613	52,790
Eurodollar 3-Month Future	199	09/17/2018	48,896,395	48,926,638	(30,243)
Japanese Yen Future	48	09/18/2017	5,389,317	5,454,600	(65,283)
Long Gilt Future	73	09/27/2017	12,253,049	12,137,772	115,277
Swiss Franc Future	24	09/18/2017	3,115,690	3,112,200	3,490
U.S. Treasury 2-Year Note Future	125	09/29/2017	27,002,554	27,042,969	(40,415)
U.S. Treasury Ultra Long Term Bond Future	6	09/20/2017	978,927	987,000	(8,073)

Total					$(347,343)

Total futures contracts					$(197,221)

TBA Sale Commitments Outstanding at July 31, 2017
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 3.50%	$9,980,000	08/01/2047	$(10,274,721)	$(62,375)

Total (proceeds $10,212,346)			$(10,274,721)	$(62,375)

At July 31, 2017, the aggregate market value of TBA Sale Commitments represents (2.4)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06	MSC	USD	195,004	(0.32%)	07/25/45	$36,026	$—	$28,995	$(7,031)
ABX.HE.AAA.06	MSC	USD	70,980	(0.18%)	07/25/45	1,549	—	1,357	(192)
ABX.HE.AAA.06	JPM	USD	127,765	(0.18%)	07/25/45	2,764	—	2,390	(374)
ABX.HE.AAA.06	GSC	USD	13,949	(0.18%)	07/25/45	1,290	—	259	(1,031)
ABX.HE.AAA.06	GSC	USD	48,267	(0.18%)	07/25/45	4,344	—	896	(3,448)
ABX.HE.AAA.07	JPM	USD	242,457	(0.09%)	08/25/37	57,175	—	23,332	(33,843)
ABX.HE.AAA.07	GSC	USD	384,468	(0.09%)	08/25/37	85,846	—	36,997	(48,849)
ABX.HE.AAA.07	MSC	USD	824,355	(0.09%)	08/25/37	194,888	—	79,330	(115,558)
ABX.HE.AAA.07	CSI	USD	1,097,985	(0.09%)	08/25/37	281,895	—	103,347	(178,548)
ABX.HE.PENAAA.06	JPM	USD	372,519	(0.11%)	05/25/46	42,095	—	34,449	(7,646)
ABX.HE.PENAAA.06	CSI	USD	585,286	(0.11%)	05/25/46	66,289	—	54,073	(12,216)
CMBX.NA.A.7	MSC	USD	75,000	(2.00%)	01/17/47	1,010	—	1,175	165
CMBX.NA.A.7	JPM	USD	560,000	(2.00%)	01/17/47	21,414	—	8,780	(12,634)
CMBX.NA.A.9	DEUT	USD	110,000	(2.00%)	09/17/58	2,613	—	2,892	279
CMBX.NA.A.9	MSC	USD	800,000	(2.00%)	09/17/58	27,929	—	21,121	(6,808)
CMBX.NA.A.9	DEUT	USD	285,000	(2.00%)	09/17/58	14,340	—	7,508	(6,832)
CMBX.NA.A.9	MSC	USD	415,000	(2.00%)	09/17/58	18,278	—	10,956	(7,322)
CMBX.NA.AA.7	CSI	USD	440,000	(1.50%)	01/17/47	—	(2,043)	(2,109)	(66)
CMBX.NA.AA.7	CSI	USD	910,000	(1.50%)	01/17/47	28,051	—	(4,362)	(32,413)
CMBX.NA.AA.7	CSI	USD	1,040,000	(1.50%)	01/17/47	32,058	—	(4,986)	(37,044)
CMBX.NA.AA.7	CSI	USD	1,200,000	(1.50%)	01/17/47	36,990	—	(5,753)	(42,743)
CMBX.NA.AA.8	DEUT	USD	60,000	(1.50%)	10/17/57	778	—	795	17
CMBX.NA.AA.8	MSC	USD	420,000	(1.50%)	10/17/57	16,771	—	5,565	(11,206)
CMBX.NA.AAA.6	GSC	USD	1,561,114	(0.50%)	05/11/63	—	(1,475)	(7,215)	(5,740)
CMBX.NA.AAA.9	CSI	USD	240,000	(0.50%)	09/17/58	2,642	—	2,002	(640)
CMBX.NA.AJ.4	CSI	USD	300,951	(0.96%)	02/17/51	73,154	—	41,700	(31,454)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

CMBX.NA.AS.7	CSI	USD	960,000	(1.00%)	01/17/47	$17,273	—	$(7,661)	$(24,934)
CMBX.NA.AS.8	DEUT	USD	50,000	(1.00%)	10/17/57	—	(90)	(147)	(57)
CMBX.NA.AS.8	DEUT	USD	330,000	(1.00%)	10/17/57	23,964	—	(970)	(24,934)
CMBX.NA.BB.8	CSI	USD	410,000	(5.00%)	10/17/57	95,723	—	99,107	3,384
CMBX.NA.BB.8	JPM	USD	230,000	(5.00%)	10/17/57	53,699	—	55,598	1,899
CMBX.NA.BB.8	JPM	USD	230,000	(5.00%)	10/17/57	55,110	—	55,597	487
CMBX.NA.BB.8	CSI	USD	30,000	(5.00%)	10/17/57	7,188	—	7,251	63
CMBX.NA.BB.9	CSI	USD	35,000	(5.00%)	09/17/58	7,605	—	6,090	(1,515)
CMBX.NA.BB.9	JPM	USD	205,000	(5.00%)	09/17/58	39,342	—	35,726	(3,616)
CMBX.NA.BB.9	CSI	USD	970,000	(5.00%)	09/17/58	202,466	—	169,046	(33,420)
CMBX.NA.BBB.10	MSC	USD	295,000	(3.00%)	11/17/59	19,211	—	30,462	11,251
CMBX.NA.BBB.10	MSC	USD	535,000	(3.00%)	11/17/59	41,621	—	55,244	13,623
CMBX.NA.BBB.10	DEUT	USD	160,000	(3.00%)	11/17/59	15,324	—	16,495	1,171
CMBX.NA.BBB.10	MSC	USD	180,000	(3.00%)	11/17/59	17,618	—	18,587	969
CMBX.NA.BBB.7	GSC	USD	270,000	(3.00%)	01/17/47	22,982	—	23,765	783
CMBX.NA.BBB.7	CSI	USD	530,000	(3.00%)	01/17/47	50,792	—	46,651	(4,141)
CMBX.NA.BBB.7	CSI	USD	570,000	(3.00%)	01/17/47	54,625	—	50,172	(4,453)
CMBX.NA.BBB.7	MSC	USD	630,000	(3.00%)	01/17/47	63,928	—	55,453	(8,475)
CMBX.NA.BBB.7	MSC	USD	675,000	(3.00%)	01/17/47	49,866	—	59,526	9,660
CMBX.NA.BBB.7	DEUT	USD	275,000	(3.00%)	01/17/47	19,817	—	24,206	4,389
CMBX.NA.BBB.7	DEUT	USD	475,000	(3.00%)	01/17/47	39,204	—	41,810	2,606
CMBX.NA.BBB.7	MSC	USD	380,000	(3.00%)	01/17/47	31,078	—	33,448	2,370
CMBX.NA.BBB.7	GSC	USD	215,000	(3.00%)	01/17/47	19,137	—	18,943	(194)
CMBX.NA.BBB.7	DEUT	USD	280,000	(3.00%)	01/17/47	26,328	—	24,646	(1,682)
CMBX.NA.BBB.7	GSC	USD	680,000	(3.00%)	01/17/47	62,579	—	59,855	(2,724)
CMBX.NA.BBB.7	DEUT	USD	295,000	(3.00%)	01/17/47	36,186	—	25,966	(10,220)
CMBX.NA.BBB.7	GSC	USD	265,000	(3.00%)	01/17/47	36,462	—	23,325	(13,137)
CMBX.NA.BBB.7	MSC	USD	1,915,000	(3.00%)	01/17/47	183,538	—	168,560	(14,978)
CMBX.NA.BBB.9	MSC	USD	280,000	(3.00%)	09/17/58	30,407	—	31,861	1,454
CMBX.NA.BBB.9	MSC	USD	125,000	(3.00%)	09/17/58	14,458	—	14,203	(255)
CMBX.NA.BBB.9	DEUT	USD	290,000	(3.00%)	09/17/58	29,994	—	32,950	2,956
CMBX.NA.BBB.9	GSC	USD	590,000	(3.00%)	09/17/58	67,381	—	67,136	(245)
CMBX.NA.BBB.9	CSI	USD	595,000	(3.00%)	09/17/58	68,493	—	67,606	(887)
CMBX.NA.BBB.9	MSC	USD	525,000	(3.00%)	09/17/58	62,358	—	59,653	(2,705)
CMBX.NA.BBB.9	DEUT	USD	815,000	(3.00%)	09/17/58	99,454	—	92,738	(6,716)
CMBX.NA.BBB.9	MSC	USD	1,720,000	(0.50%)	09/17/58	21,507	—	14,373	(7,134)
CMBX.NA.BBB.9	JPM	USD	875,000	(3.00%)	09/17/58	108,649	—	99,566	(9,083)

Total						$2,845,556	$(3,608)	$2,120,331	$(721,617)

Sell protection:
ABX.HE.PENAAA.06	BCLY	USD	957,805	0.11%	05/25/46	$—	$(26,223)	$(88,579)	$(62,356)
CMBX.NA.AJ.4	MLI	USD	300,952	0.96%	02/17/51	—	(51,908)	(41,717)	10,191
CMBX.NA.BB.6	GSC	USD	1,155,000	5.00%	05/11/63	—	(211,653)	(217,765)	(6,112)
CMBX.NA.BB.6	CSI	USD	970,000	5.00%	05/11/63	—	(202,656)	(183,154)	19,502
CMBX.NA.BB.6	CSI	USD	555,000	5.00%	05/11/63	—	(111,910)	(104,794)	7,116
CMBX.NA.BB.6	CSI	USD	375,000	5.00%	05/11/63	—	(73,524)	(70,703)	2,821
CMBX.NA.BB.6	GSC	USD	10,000	5.00%	05/11/63	—	(1,685)	(1,888)	(203)
CMBX.NA.BB.6	GSC	USD	195,000	5.00%	05/11/63	—	(33,044)	(36,819)	(3,775)
CMBX.NA.BB.6	CSI	USD	195,000	5.00%	05/11/63	—	(32,831)	(36,819)	(3,988)
CMBX.NA.BB.6	CSI	USD	725,000	5.00%	05/11/63	—	(132,487)	(136,692)	(4,205)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	—	(133,401)	(137,634)	(4,233)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	—	(133,401)	(137,634)	(4,233)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	—	(133,401)	(137,635)	(4,234)
CMBX.NA.BB.6	MSC	USD	205,000	5.00%	05/11/63	—	(33,824)	(38,708)	(4,884)
CMBX.NA.BB.6	CSI	USD	185,000	5.00%	05/11/63	—	(27,647)	(34,931)	(7,284)
CMBX.NA.BB.6	MSC	USD	2,219,000	5.00%	05/11/63	—	(405,527)	(418,372)	(12,845)
CMBX.NA.BB.6	CSI	USD	410,000	5.00%	05/11/63	—	(60,492)	(77,415)	(16,923)
CMBX.NA.BB.6	GSC	USD	550,000	5.00%	05/11/63	—	(59,760)	(103,697)	(43,937)
CMBX.NA.BB.8	CSI	USD	1,255,000	5.00%	10/17/57	—	(348,745)	(303,018)	45,727
CMBX.NA.BB.8	CSI	USD	1,245,000	5.00%	10/17/57	—	(345,966)	(300,604)	45,362
CMBX.NA.BB.8	GSC	USD	735,000	5.00%	10/17/57	—	(222,064)	(177,465)	44,599
CMBX.NA.BB.8	CSI	USD	805,000	5.00%	10/17/57	—	(223,697)	(194,366)	29,331
CMBX.NA.BB.8	MSC	USD	578,000	5.00%	10/17/57	—	(160,628)	(139,558)	21,070
CMBX.NA.BB.8	MSC	USD	210,000	5.00%	10/17/57	—	(60,002)	(50,704)	9,298
CMBX.NA.BB.8	MSC	USD	180,000	5.00%	10/17/57	—	(51,355)	(43,460)	7,895
CMBX.NA.BB.8	GSC	USD	145,000	5.00%	10/17/57	—	(40,111)	(35,010)	5,101

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

CMBX.NA.BB.8	GSC	USD	80,000	5.00%	10/17/57	$—	$(23,488)	$(19,316)	$4,172
CMBX.NA.BB.8	GSC	USD	20,000	5.00%	10/17/57	—	(2,305)	(4,829)	(2,524)
CMBX.NA.BB.8	JPM	USD	205,000	5.00%	10/17/57	—	(44,980)	(49,497)	(4,517)
CMBX.NA.BB.8	MLI	USD	340,000	5.00%	10/17/57	—	(42,566)	(82,093)	(39,527)
CMBX.NA.BB.8	UBS	USD	365,000	5.00%	10/17/57	—	(41,123)	(88,128)	(47,005)
CMBX.NA.BB.8	MLI	USD	370,000	5.00%	10/17/57	—	(33,189)	(89,336)	(56,147)
CMBX.NA.BB.8	BOA	USD	462,000	5.00%	10/17/57	—	(31,618)	(111,549)	(79,931)
CMBX.NA.BB.9	GSC	USD	395,000	5.00%	09/17/58	—	(107,853)	(68,728)	39,125
CMBX.NA.BB.9	MLI	USD	210,000	5.00%	09/17/58	—	(57,929)	(36,539)	21,390
CMBX.NA.BB.9	JPM	USD	220,000	5.00%	09/17/58	—	(59,055)	(38,279)	20,776
CMBX.NA.BB.9	MLI	USD	205,000	5.00%	09/17/58	—	(55,029)	(35,670)	19,359
CMBX.NA.BB.9	GSC	USD	180,000	5.00%	09/17/58	—	(48,724)	(31,319)	17,405
PrimeX.ARM.2	MSC	USD	722,116	4.58%	12/25/37	25,880	—	10,122	(15,758)
PrimeX.ARM.2	JPM	USD	197,254	4.58%	12/25/37	8,112	—	2,015	(6,097)

Total						$33,992	$(3,865,801)	$(3,892,287)	$(60,478)

Total traded indices						$2,879,548	$(3,869,409)	$(1,771,956)	$(782,095)

Credit default swaps on single-name issues:
Sell protection:
Brazilian Government International Bond	BCLY	USD	660,000	1.00%/1.87%	12/20/21	$—	$(54,745)	$(22,916)	$31,829
Republic of Turkey	BCLY	USD	637,000	1.00%/1.81%	06/20/22	—	(26,818)	(22,794)	4,024
Republic of Turkey	MSC	USD	360,000	1.00%/1.81%	06/20/22	—	(16,299)	(12,882)	3,417
Saudi Government International Bond	BCLY	USD	210,000	1.00%/0.94%	06/20/22	—	(1,154)	801	1,955
United Mexican States	BOA	USD	652,000	1.00%/1.02%	06/20/22	—	(5,362)	(2)	5,360
United Mexican States	MSC	USD	310,000	1.00%/1.02%	06/20/22	—	(2,193)	(1)	2,192

Total						$—	$(106,571)	$(57,794)	$48,777

Total single-name issues						$—	$(106,571)	$(57,794)	$48,777

Total OTC contracts						$2,879,548	$(3,975,980)	$(1,829,750)	$(733,318)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	5,512,000	(1.00%)	06/20/22	$(224,650)	$(213,174)	$11,476
CDX.EM.27	USD	770,000	(1.00%)	06/20/22	34,888	29,779	(5,109)
CDX.NA.HY.28	USD	5,163,000	5.00%	06/20/22	368,865	411,563	42,698
CDX.NA.HY.28	USD	10,290,000	(5.00%)	06/20/22	(602,442)	(821,093)	(218,651)
CDX.NA.IG.28	USD	13,250,000	(1.00%)	06/20/22	(208,932)	(274,690)	(65,758)
ITRAXX.XOV.27	EUR	2,030,000	(5.00%)	06/20/22	(267,961)	(292,573)	(24,612)

Total					$(900,232)	$(1,160,188)	$(259,956)

Total					$(900,232)	$(1,160,188)	$(259,956)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Cross Currency Swap Contracts Outstanding at July 31, 2017
Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Fixed Rate equal to 4.800% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	DEUT	CNH 2,863,000	USD 415,289	$2,637	$—	$26,018	$23,381
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.800% based on the notional amount of currency delivered	09/20/22	DEUT	USD 415,289	CNH 2,863,000	—	(2,637)	(10,303)	(7,666)

Total						$2,637	$(2,637)	$15,715	$15,715

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.89% Fixed	CPURNSA	USD 20,889,000	07/15/24	$—	$—	$305,470	$305,470

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	2.12% Fixed	USD	2,930,000	06/07/27	$—	$—	$26,196	$26,196
3M USD LIBOR	2.12% Fixed	USD	2,945,000	06/07/27	—	—	25,521	25,521
3M USD LIBOR	2.11% Fixed	USD	2,577,000	06/07/27	—	—	23,984	23,984
3M USD LIBOR	2.12% Fixed	USD	2,590,000	06/07/27	—	—	23,038	23,038

Total					$—	$—	$98,739	$98,739

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
ARS	Buy	09/20/17	BOA	$1,396,914	$1,342,904	$(54,010)
ARS	Sell	09/20/17	BNP	731,354	676,561	54,793
ARS	Sell	09/20/17	BOA	689,988	666,343	23,645
AUD	Buy	08/08/17	DEUT	533,519	557,544	24,025
AUD	Buy	08/08/17	CBA	534,719	556,743	22,024
AUD	Buy	08/08/17	GSC	53,222	55,995	2,773
AUD	Buy	08/08/17	RBS	38,336	39,996	1,660
AUD	Buy	08/08/17	JPM	30,542	31,997	1,455
AUD	Sell	08/08/17	NAB	109,912	114,388	(4,476)
BRL	Buy	09/05/17	GSC	856,958	884,469	27,511
BRL	Buy	09/05/17	GSC	13,971	14,327	356
BRL	Sell	09/05/17	BCLY	175,502	186,255	(10,753)
BRL	Sell	09/05/17	GSC	852,922	898,797	(45,875)
CAD	Buy	08/08/17	JPM	614,597	639,349	24,752
CAD	Buy	08/08/17	JPM	57,783	60,165	2,382
CAD	Buy	08/08/17	GSC	58,221	60,165	1,944
CAD	Buy	08/08/17	JPM	30,983	32,087	1,104

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

CAD	Buy	09/07/17	GSC	$60,008	$60,190	$182
CAD	Sell	08/08/17	ANZ	76,632	79,418	(2,786)
CHF	Sell	08/08/17	UBS	120,440	118,990	1,450
CNH	Buy	09/20/17	GSC	4,224,000	4,279,962	55,962
CNH	Buy	09/20/17	SCB	367,142	370,918	3,776
CNH	Sell	09/20/17	UBS	2,112,000	2,133,781	(21,781)
CNH	Sell	09/20/17	UBS	2,112,000	2,141,922	(29,922)
CNY	Buy	09/20/17	BOA	377,937	383,756	5,819
DKK	Buy	09/07/17	GSC	31,768	31,907	139
DKK	Sell	08/08/17	JPM	92,304	95,710	(3,406)
EGP	Buy	10/30/17	BOA	387,588	386,538	(1,050)
EGP	Buy	03/06/18	GSC	32,737	32,518	(219)
EGP	Buy	03/06/18	GSC	41,055	40,674	(381)
EGP	Buy	03/06/18	CBK	92,291	89,504	(2,787)
EGP	Buy	03/29/18	CBK	244,778	249,374	4,596
EGP	Sell	03/06/18	GSC	160,165	162,696	(2,531)
EGP	Sell	03/29/18	GSC	245,906	249,374	(3,468)
EUR	Buy	08/08/17	BCLY	3,788,764	3,928,330	139,566
EUR	Buy	08/08/17	MSC	3,796,184	3,928,330	132,146
EUR	Buy	08/08/17	GSC	1,107,446	1,148,773	41,327
EUR	Buy	08/08/17	GSC	280,153	290,154	10,001
EUR	Buy	08/08/17	ANZ	281,574	290,154	8,580
EUR	Buy	08/08/17	TDB	102,825	106,587	3,762
EUR	Buy	08/08/17	SSG	145,634	148,037	2,403
EUR	Buy	08/08/17	ANZ	122,481	124,352	1,871
EUR	Buy	09/20/17	NAB	349,493	362,064	12,571
EUR	Sell	08/08/17	RBC	102,903	106,587	(3,684)
EUR	Sell	08/08/17	CSFB	165,188	171,724	(6,536)
EUR	Sell	08/08/17	BOA	692,544	716,503	(23,959)
EUR	Sell	08/31/17	JPM	175,805	177,882	(2,077)
EUR	Sell	08/31/17	BCLY	705,472	711,529	(6,057)
EUR	Sell	08/31/17	DEUT	6,459,315	6,576,892	(117,577)
EUR	Sell	09/07/17	BOA	311,298	311,998	(700)
EUR	Sell	09/20/17	MSC	114,591	118,710	(4,119)
EUR	Sell	09/20/17	GSC	198,297	202,993	(4,696)
EUR	Sell	09/20/17	GSC	279,490	286,090	(6,600)
EUR	Sell	09/20/17	HSBC	455,601	480,773	(25,172)
EUR	Sell	09/20/17	BCLY	8,464,177	8,956,617	(492,440)
GBP	Buy	08/08/17	DEUT	1,506,094	1,530,911	24,817
GBP	Buy	08/08/17	GSC	122,476	125,376	2,900
GBP	Buy	08/08/17	GSC	32,133	32,993	860
GBP	Buy	08/08/17	JPM	32,157	32,994	837
GBP	Buy	08/08/17	RBS	26,007	26,395	388
GBP	Sell	08/08/17	SSG	77,857	79,185	(1,328)
GBP	Sell	08/08/17	BOA	60,428	62,028	(1,600)
GBP	Sell	08/31/17	DEUT	285,918	289,270	(3,352)
GBP	Sell	09/07/17	GSC	92,396	92,481	(85)
GBP	Sell	09/07/17	BOA	176,838	177,036	(198)
HUF	Buy	09/20/17	DEUT	73,795	78,824	5,029
HUF	Buy	09/20/17	CBK	74,183	78,824	4,641
INR	Buy	09/20/17	BCLY	182,446	184,113	1,667
JPY	Buy	08/08/17	BNP	4,316,836	4,401,567	84,731
JPY	Buy	08/08/17	ANZ	4,326,866	4,401,567	74,701
JPY	Buy	08/08/17	GSC	561,980	580,724	18,744
JPY	Buy	08/08/17	GSC	131,183	136,107	4,924
JPY	Buy	08/08/17	JPM	131,933	136,107	4,174
JPY	Buy	08/08/17	ANZ	54,932	55,351	419
JPY	Buy	09/07/17	BNP	9,340,912	9,370,792	29,880
JPY	Buy	09/07/17	GSC	31,725	31,803	78
JPY	Sell	08/08/17	RBS	176,461	179,661	(3,200)
JPY	Sell	08/08/17	ANZ	169,299	174,181	(4,882)
JPY	Sell	08/08/17	BNP	9,329,208	9,357,580	(28,372)
JPY	Sell	10/10/17	BCLY	3,859,618	3,961,016	(101,398)
MXN	Buy	08/08/17	SSG	73,804	75,059	1,255
MXN	Buy	08/08/17	GSC	30,533	30,854	321
MXN	Buy	09/20/17	CIB	1,376,629	1,373,907	(2,722)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

MXN	Sell	08/08/17	CIBC	$60,850	$61,483	$(633)
MXN	Sell	09/20/17	GSC	181,310	179,210	2,100
MXN	Sell	09/20/17	RBC	1,175,168	1,194,696	(19,528)
NOK	Buy	08/08/17	JPM	30,211	31,801	1,590
NOK	Sell	08/08/17	JPM	4,881	5,215	(334)
NOK	Sell	08/08/17	SSG	46,146	48,465	(2,319)
PEN	Buy	09/20/17	GSC	183,206	184,241	1,035
PHP	Buy	09/20/17	DEUT	11,256	11,074	(182)
PLN	Buy	08/08/17	GSC	32,259	33,372	1,113
PLN	Buy	09/20/17	BOA	183,635	189,109	5,474
PLN	Sell	08/08/17	UBS	48,031	49,781	(1,750)
PLN	Sell	08/08/17	BCLY	83,990	86,768	(2,778)
RON	Buy	08/28/17	CBK	1,244,656	1,369,064	124,408
RON	Buy	08/28/17	CBK	16,581	18,185	1,604
RON	Sell	08/28/17	BNP	512,428	522,167	(9,739)
RON	Sell	08/28/17	JPM	849,923	865,082	(15,159)
SEK	Buy	09/07/17	GSC	30,969	31,034	65
SEK	Sell	08/08/17	UBS	61,338	64,311	(2,973)
SEK	Sell	08/08/17	BOA	173,073	182,401	(9,328)
SGD	Buy	08/08/17	SCB	71,677	73,062	1,385
SGD	Buy	08/08/17	SSG	71,694	73,062	1,368
SGD	Buy	09/07/17	SSG	16,214	16,244	30
SGD	Buy	09/07/17	MSC	15,483	15,505	22
SGD	Sell	08/08/17	MSC	15,475	15,498	(23)
SGD	Sell	08/08/17	SSG	16,206	16,237	(31)
SGD	Sell	08/08/17	SCB	112,253	114,390	(2,137)
TRY	Buy	09/20/17	JPM	180,839	181,845	1,006
ZAR	Buy	08/08/17	BCLY	82,459	81,450	(1,009)
ZAR	Sell	09/20/17	BCLY	179,971	179,974	(3)

Total						$(77,984)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$45,768,532	$—	$45,768,532	$—
Corporate Bonds	52,995,056	—	52,995,056	—
Foreign Government Obligations	97,115,167	—	97,115,167	—
Municipal Bonds	7,091,024	—	7,091,024	—
Senior Floating Rate Interests	97,624,434	—	97,624,434	—
U.S. Government Agencies	13,549,567	—	13,549,567	—
U.S. Government Securities	67,351,542	—	67,351,542	—
Common Stocks
Energy	827,546	—	—	827,546
Utilities	136,977	136,976	—	1
Short-Term Investments	66,392,299	62,444,443	3,947,856	—
Foreign Currency Contracts(2)	1,014,141	—	1,014,141	—
Futures Contracts(2)	407,853	407,853	—	—
Swaps - Credit Default(2)	530,717	—	530,717	—
Swaps - Cross Currency(2)	23,381	—	23,381	—
Swaps - Interest Rate(2)	404,209	—	404,209	—

Total	$451,232,445	$62,989,272	$387,415,626	$827,547

Liabilities
Foreign Currency Contracts(2)	$(1,092,125)	$—	$(1,092,125)	$—
Futures Contracts(2)	(605,074)	(605,074)	—	—
Swaps - Credit Default(2)	(1,523,991)	—	(1,523,991)	—
Swaps - Cross Currency(2)	(7,666)	—	(7,666)	—
TBA Sale Commitments	(10,274,721)	—	(10,274,721)	—

Total	$(13,503,577)	$(605,074)	$(12,898,503)	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 28.9%
	Asset-Backed - Automobile - 0.5%
$ 889,572	AmeriCredit Automobile Receivables Trust 2.72%09/09/2019	$891,210
1,840,000	CarMax Auto Owner Trust 2.58%11/16/2020	1,844,575
	First Investors Auto Owner Trust
50,890	1.49%, 01/15/2020(1)	50,882
1,342,775	1.67%, 11/16/2020(1)	1,342,897
930,000	2.39%, 11/16/2020(1)	933,583
2,667,568	Honor Automobile Trust Securitization 2.94%11/15/2019(1)	2,676,214
	Santander Drive Auto Receivables Trust
2,418,192	1.83%, 01/15/2020	2,419,159
198,957	2.25%, 06/17/2019	199,211
949,923	2.36%, 04/15/2020	951,691

		11,309,422

	Asset-Backed - Finance & Insurance - 15.2%
175,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.82%11/25/2035(2)	178,584
4,200,000	AMMC CLO Ltd. 2.56%07/25/2029(1)(3)	4,200,000
2,910,000	Anchorage Capital CLO Ltd. 2.81%01/15/2029(1)(3)	2,934,092
	Apidos CLO
2,935,000	2.29%, 01/19/2025(1)(3)	2,933,532
1,445,000	2.63%, 01/16/2027(1)(3)	1,446,685
3,775,000	Atlas Senior Loan Fund Ltd. 2.55%10/15/2026(1)(3)	3,775,140
	Avery Point CLO Ltd.
4,375,000	2.41%, 04/25/2026(1)(3)	4,386,375
3,160,000	2.42%, 01/18/2025(1)(3)	3,158,404
1,030,000	Babson CLO Ltd. 2.46%07/20/2025(1)(3)	1,029,988
	Bayview Opportunity Master Fund Trust
3,458,122	3.50%, 01/28/2055(1)(3)	3,556,857
4,102,090	3.50%, 06/28/2057(1)(3)	4,228,164
2,936,143	4.00%, 11/28/2053(1)(3)	3,058,067
5,645,308	4.00%, 10/28/2064(1)(3)	5,884,432
	BlueMountain CLO Ltd.
6,310,000	2.31%, 04/15/2025(1)(3)	6,306,813
4,580,000	2.43%, 04/30/2026(1)(3)	4,623,968
485,625	Cal Funding Ltd. 3.47%10/25/2027(1)	485,248
	Carlyle Global Market Strategies CLO Ltd.
4,630,000	2.79%, 04/27/2027(1)(3)	4,635,996
2,815,000	3.21%, 10/20/2029(1)(3)	2,829,204
	Cent CLO Ltd.
3,985,000	2.41%, 01/25/2026(1)(3)	3,982,996
2,830,000	2.53%, 07/27/2026(1)(3)	2,830,988
	CIFC Funding Ltd.
690,640	2.15%, 07/16/2030(1)(3)(4)	690,640
4,745,000	2.35%, 04/18/2025(1)(3)	4,742,604
4,175,000	2.39%, 05/24/2026(1)(3)	4,179,622
6,175,000	2.81%, 07/22/2026(1)(3)	6,175,000
	Dryden Senior Loan Fund
4,675,000	2.38%, 04/18/2026(1)(3)	4,672,639
5,350,000	2.54%, 07/18/2030(1)(3)	5,350,284
3,970,000	2.73%, 07/15/2027(1)(3)	3,978,162
4,796,000	2.73%, 10/15/2028(1)(3)	4,823,419
	First Franklin Mortgage Loan Trust
2,250,478	1.47%, 04/25/2036(3)	1,957,930
1,065,000	1.54%, 09/25/2036(3)	945,077

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 3,435,000	Flatiron CLO Ltd. 2.70%05/15/2030(1)(3)	$3,438,844
6,367,185	Galaxy CLO Ltd. 2.55%04/15/2025(1)(3)	6,372,209
616,000	GreatAmerica Leasing Receivables Funding LLC 1.72%04/22/2019(1)	615,896
2,910,000	Highbridge Loan Management Ltd. 2.62%05/05/2027(1)(3)	2,910,247
3,970,000	JFIN CLO Ltd. 2.78%04/24/2029(1)(3)	3,982,625
4,210,000	KKR CLO Ltd. 2.86%10/18/2028(1)(3)	4,245,309
	Lendmark Funding Trust
2,875,000	2.83%, 12/22/2025(1)	2,880,871
3,575,000	3.26%, 04/21/2025(1)	3,596,445
	Madison Park Funding Ltd.
2,765,000	2.42%, 01/19/2025(1)(3)	2,765,868
4,525,000	2.57%, 07/20/2026(1)(3)	4,544,362
4,825,000	2.59%, 10/23/2025(1)(3)	4,829,087
	Magnetite CLO Ltd.
2,585,000	2.60%, 04/15/2026(1)(3)	2,586,665
3,165,000	2.63%, 04/15/2027(1)(3)	3,178,847
	Magnetite Ltd.
6,210,000	2.31%, 07/25/2026(1)(3)	6,206,876
3,070,000	2.81%, 07/25/2026(1)(3)	3,066,915
	Nationstar HECM Loan Trust
1,263,248	1.97%, 05/25/2027(1)	1,262,321
312,113	2.24%, 06/25/2026(1)	315,622
490,000	2.94%, 05/25/2027(1)	489,520
	NRZ Advance Receivables Trust
4,895,000	3.11%, 12/15/2050(1)	4,918,432
4,425,000	3.21%, 02/15/2051(1)	4,476,941
1,395,000	Oak Hill Credit Partners Ltd. 2.44%07/20/2026(1)(3)	1,394,296
	Oaktree EIF Ltd.
6,265,000	2.33%, 11/15/2025(1)(3)	6,261,842
4,495,000	2.73%, 02/15/2026(1)(3)	4,495,503
	OCP CLO Ltd.
6,080,000	2.57%, 11/22/2025(1)(3)	6,126,816
4,015,000	2.83%, 04/17/2027(1)(3)	4,016,803
	Octagon Investment Partners Ltd.
2,385,000	2.42%, 07/17/2025(1)(3)	2,385,527
3,020,000	2.63%, 03/17/2030(1)(3)	3,043,689
5,409,164	OHA Credit Partners Ltd. 2.43%04/20/2025(1)(3)	5,411,236
6,305,000	OneMain Financial Issuance Trust 4.10%03/20/2028(1)	6,432,826
425,000	OZLM Funding Ltd. 2.21%07/22/2029(1)(3)	424,977
4,470,000	OZLM Ltd. 2.62%04/30/2027(1)(3)	4,496,646
5,355,000	Race Point CLO Ltd. 2.81%04/15/2027(1)(3)	5,357,383
2,710,000	SBA Tower Trust 2.90%10/15/2044(1)(2)	2,725,411
3,320,000	Seneca Park CLO Ltd. 2.42%07/17/2026(1)(3)	3,328,735
3,420,000	Shackleton CLO 2.46%07/17/2026(1)(3)	3,425,944
	SoFi Consumer Loan Program LLC
2,530,000	2.50%, 05/26/2026(1)	2,525,631
1,262,229	2.77%, 05/25/2026(1)	1,273,350
2,753,795	3.05%, 12/26/2025(1)	2,785,496
2,479,288	3.09%, 10/27/2025(1)	2,508,568
2,152,832	3.28%, 01/26/2026(1)	2,181,439
	Sound Point CLO Ltd.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 3,765,000	2.41%, 01/21/2026(1)(3)	$3,763,099
2,100,000	2.70%, 01/23/2029(1)(3)	2,105,720
4,385,000	2.83%, 04/15/2027(1)(3)	4,394,752
1,410,000	5.90%, 07/15/2025(1)(3)	1,399,882
	Springleaf Funding Trust
7,215,000	2.68%, 07/15/2030(1)	7,252,929
3,940,000	2.90%, 11/15/2029(1)	3,964,081
4,175,000	SPS Servicer Advance Receivables Trust 2.75%11/15/2049(1)	4,187,017
4,090,000	Symphony CLO L.P. 2.97%01/09/2023(1)(3)	4,089,096
	Symphony CLO Ltd.
1,898,000	2.48%, 10/17/2026(1)(3)	1,902,627
3,950,000	2.58%, 07/14/2026(1)(3)	3,951,588
2,740,000	Thacher Park CLO Ltd. 2.47%10/20/2026(1)(3)	2,738,616
	Towd Point Mortgage Trust
9,143,273	2.75%, 10/25/2056(1)(3)	9,153,203
2,617,066	2.75%, 04/25/2057(1)(3)	2,642,282
4,710,000	2.75%, 06/25/2057(1)(3)	4,754,726
4,335,000	Treman Park CLO Ltd. 2.68%04/20/2027(1)(3)	4,349,531
2,355,000	Venture CLO Ltd. 2.48%07/20/2030(1)(3)	2,353,757
6,295,000	Vibrant CLO VI Ltd. 2.53%06/20/2029(1)(3)	6,291,790
2,487,965	VOLT LX LLC 3.25%04/25/2059(1)(2)	2,494,296
	Voya CLO Ltd.
1,500,000	2.55%, 04/17/2030(1)(3)	1,502,778
2,115,000	2.63%, 04/18/2026(1)(3)	2,115,431
1,545,000	2.73%, 07/25/2026(1)(3)	1,545,487
4,220,000	2.78%, 04/18/2027(1)(3)	4,220,021
1,505,000	3.40%, 04/18/2027(1)(3)	1,505,012
4,650,000	York CLO Ltd. 2.73%01/20/2030(1)(3)	4,676,728
5,625,000	Zais CLO Ltd. 2.83%10/15/2028(1)(3)	5,664,279

		334,285,658

	Asset-Backed - Home Equity - 1.7%
	GSAA Home Equity Trust
1,020,151	1.30%, 12/25/2046(3)	580,161
5,768,401	1.31%, 02/25/2037(3)	3,219,066
1,111,876	1.32%, 12/25/2036(3)	532,623
3,695,383	1.33%, 03/25/2037(3)	2,048,055
2,354,022	1.41%, 11/25/2036(3)	1,181,113
744,572	1.45%, 05/25/2047(3)	611,392
494,380	1.53%, 03/25/2036(3)	360,432
569,843	5.88%, 09/25/2036(2)	289,285
1,600,345	5.99%, 06/25/2036(3)	858,471
143,846	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1.38%06/25/2036(3)	136,772
1,453,538	Morgan Stanley Mortgage Loan Trust 1.40%11/25/2036(3)	609,756
	New Residential Mortgage Loan Trust
7,682,000	2.73%, 06/25/2057(1)(3)	7,863,922
9,295,341	4.00%, 02/25/2057(1)(3)	9,733,086
5,080,000	NRZ Advance Receivables Trust 2.58%10/15/2049(1)	5,057,831
494,712	Renaissance Home Equity Loan Trust 5.91%04/25/2037(2)	276,670
	Soundview Home Loan Trust
3,500,000	1.41%, 07/25/2037(3)	2,979,263
830,000	1.47%, 07/25/2036(3)	647,516

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 1,110,000	1.48%, 11/25/2036(3)	$883,714

		37,869,128

	Collateralized - Mortgage Obligations - 0.1%
3,089,864	COLT Mortgage Loan Trust 2.61%05/27/2047(1)(3)	3,105,134

	Commercial Mortgage - Backed Securities - 4.9%
	Banc of America Commercial Mortgage Trust
1,970,000	3.12%, 09/15/2048(1)(3)	1,219,187
120,254	5.49%, 02/10/2051	120,137
	BBCMS Mortgage Trust
23,955,570	1.53%, 02/15/2050(3)(5)	2,639,401
4,207,000	3.67%, 02/15/2050	4,406,887
510,000	Bear Stearns Commercial Mortgage Securities Trust 5.11%10/12/2042(3)	487,019
	Citigroup Commercial Mortgage Trust
14,390,656	1.05%, 07/10/2047(3)(5)	818,133
16,225,319	1.16%, 04/10/2048(3)(5)	1,001,461
687,000	2.77%, 12/10/2045	692,087
300,000	2.94%, 04/10/2048	299,590
720,000	3.11%, 04/10/2048(1)	537,267
570,000	3.33%, 06/10/2046	590,116
825,000	3.62%, 02/10/2049	858,863
1,045,000	3.76%, 06/10/2048	1,099,872
795,000	3.82%, 11/10/2048	835,254
415,000	4.40%, 03/10/2047(1)(3)	310,335
305,000	4.90%, 03/10/2047(1)(3)	283,061
497,936	Commercial Mortgage Loan Trust 6.16%12/10/2049(3)	497,828
	Commercial Mortgage Pass-Through Certificates
5,932,141	0.82%, 02/10/2047(3)(5)	176,966
360,000	4.24%, 02/10/2047(3)	388,670
1,825,000	4.75%, 10/15/2045(1)(3)	1,163,693
	Commercial Mortgage Trust
4,421,980	0.90%, 08/10/2046(3)(5)	148,933
3,205,143	1.96%, 07/10/2046(1)(3)(5)	146,933
945,249	2.85%, 10/15/2045	955,908
525,000	3.10%, 03/10/2046	538,482
1,025,000	3.21%, 03/10/2046	1,054,662
1,270,000	3.35%, 02/10/2048	1,297,041
3,050,000	3.42%, 03/10/2031(1)	3,195,790
905,000	3.61%, 06/10/2046(3)	949,976
455,000	3.62%, 07/10/2050	472,751
1,425,000	3.69%, 08/10/2047	1,486,943
635,000	3.77%, 02/10/2049	667,077
900,000	3.80%, 08/10/2047	948,983
740,000	3.90%, 07/10/2050	782,257
650,125	3.96%, 03/10/2047	689,403
860,000	4.02%, 07/10/2045	920,238
420,000	4.07%, 02/10/2047(3)	449,621
390,000	4.21%, 08/10/2046	421,848
660,000	4.21%, 08/10/2046(3)	714,984
595,000	4.23%, 07/10/2045(3)	646,808
805,000	4.57%, 10/15/2045(1)(3)	359,577
673,473	Credit Suisse First Boston Mortgage Securities Corp. 4.88%04/15/2037	663,562
	CSAIL Commercial Mortgage Trust
43,619,968	0.87%, 06/15/2057(3)(5)	2,091,447
1,504,607	0.95%, 04/15/2050(3)(5)	77,811
5,896,321	1.05%, 11/15/2048(3)(5)	348,272
490,022	3.45%, 08/15/2048	504,290
670,000	3.50%, 11/15/2049	686,693
430,000	3.54%, 11/15/2048	443,426
2,637,000	3.72%, 08/15/2048	2,762,600
74,000	3.76%, 11/15/2048	77,536

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 3,541,561	DBUBS Mortgage Trust 0.74%11/10/2046(1)(3)(5)	$64,367
1,684,667	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%12/13/2028(1)	1,854,904
	FREMF Mortgage Trust
2,495,000	3.01%, 10/25/2047(1)(3)	2,526,078
1,390,000	3.88%, 02/25/2024(1)(3)	1,409,603
2,530,000	3.97%, 07/25/2049(1)(3)	2,601,174
1,045,000	3.98%, 03/25/2027(1)(3)	1,058,910
2,255,000	4.21%, 05/25/2027(1)(3)	2,311,041
2,710,000	5.28%, 09/25/2043(1)(3)	2,918,300
326,801	GE Business Loan Trust 2.23%05/15/2034(1)(3)	289,979
	GS Mortgage Securities Corp.
2,010,000	2.95%, 11/05/2034(1)	2,041,877
605,000	3.38%, 05/10/2050	621,770
	GS Mortgage Securities Trust
26,104,211	0.19%, 07/10/2046(3)(5)	132,111
3,269,735	1.36%, 08/10/2044(1)(3)(5)	144,059
695,000	3.67%, 04/10/2047(1)	249,804
450,000	4.07%, 01/10/2047	482,373
1,310,000	4.86%, 04/10/2047(1)(3)	1,050,731
	JP Morgan Chase Commercial Mortgage Securities Trust
4,796,341	2.72%, 02/12/2051(3)	4,626,352
1,325,000	2.73%, 10/15/2045(1)(3)	559,720
137,293	2.84%, 12/15/2047	139,606
1,249,149	3.91%, 05/05/2030(1)	1,308,656
730,000	4.38%, 12/15/2047(1)(3)	577,184
1,160,000	5.41%, 08/15/2046(1)(3)	1,180,910
477,566	5.72%, 02/15/2051	479,339
	JPMBB Commercial Mortgage Securities Trust
15,065,938	0.83%, 09/15/2047(3)(5)	498,140
5,057,067	0.94%, 05/15/2048(3)(5)	184,586
520,061	3.61%, 05/15/2048	542,742
860,000	3.74%, 10/15/2048(1)(3)	660,303
628,497	LB-UBS Commercial Mortgage Trust 6.12%04/15/2041(3)	638,599
26,350	Lehman Brothers Small Balance Commercial Mortgage Trust 5.52%09/25/2030(1)(3)	26,306
426,069	ML-CFC Commercial Mortgage Trust 5.70%09/12/2049	425,795
	Morgan Stanley Bank of America Merrill Lynch Trust
4,384,857	1.11%, 10/15/2048(3)(5)	289,861
9,548,252	1.14%, 12/15/2047(3)(5)	494,034
640,000	2.92%, 02/15/2046	650,335
1,005,000	3.13%, 12/15/2048	1,032,001
880,000	3.18%, 08/15/2045	909,614
650,000	3.73%, 05/15/2048	682,984
730,173	4.26%, 10/15/2046(3)	792,443
775,000	4.50%, 08/15/2045(1)	548,587
	Morgan Stanley Capital I Trust
885,000	5.16%, 07/15/2049(1)(3)	750,413
712,829	5.57%, 12/15/2044	715,004
	Morgan Stanley Capital Trust
17,428,134	0.43%, 09/15/2047(1)(3)(5)	192,900
7,260,682	1.47%, 06/15/2050(3)(5)	726,250
495,000	2.78%, 08/15/2049	483,730
500,000	3.34%, 12/15/2049	511,042
2,605,000	3.47%, 08/11/2033(1)	2,711,962
670,000	3.60%, 12/15/2049	697,525
425,000	5.33%, 10/12/2052(1)(3)	193,478
45,859	5.81%, 12/12/2049	45,817
705,000	SFAVE Commercial Mortgage Securities Trust 3.87%01/05/2043(1)(3)	709,985
	UBS-Barclays Commercial Mortgage Trust

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 1,200,000	3.09%, 08/10/2049	$1,234,347
910,000	3.19%, 03/10/2046	933,506
1,005,120	3.24%, 04/10/2046	1,033,695
	Wells Fargo Commercial Mortgage Trust
12,866,993	1.18%, 05/15/2048(3)(5)	790,821
915,000	2.92%, 10/15/2045	933,461
380,000	2.92%, 11/15/2049	374,762
295,000	2.94%, 10/15/2049	291,815
10,000	3.17%, 02/15/2048	10,132
645,000	3.29%, 05/15/2048	659,021
810,000	3.41%, 12/15/2047	833,611
605,000	3.41%, 09/15/2058	623,433
690,000	3.45%, 07/15/2050	708,666
625,000	3.56%, 01/15/2059	649,635
760,000	3.64%, 06/15/2048	794,022
655,000	3.79%, 09/15/2048	688,474
255,000	4.10%, 05/15/2048(3)	224,072
	WF-RBS Commercial Mortgage Trust
2,229,077	1.36%, 03/15/2047(3)(5)	122,887
870,000	2.87%, 11/15/2045	887,649
1,170,000	2.88%, 12/15/2045	1,189,407
1,545,000	3.02%, 11/15/2047(1)	653,253
305,000	3.07%, 03/15/2045	312,391
350,000	3.35%, 05/15/2045	358,326
730,000	3.61%, 11/15/2047	760,852
740,000	3.72%, 05/15/2047	777,343
660,281	4.00%, 05/15/2047	704,212
225,000	4.05%, 03/15/2047	240,605
745,125	4.10%, 03/15/2047	798,415
345,000	5.00%, 06/15/2044(1)(3)	286,842
960,000	5.58%, 04/15/2045(1)(3)	966,809

		106,515,427

	Whole Loan Collateral CMO - 6.5%
312,838	Adjustable Rate Mortgage Trust 1.77%11/25/2035(3)	308,544
	Alternative Loan Trust
2,379,819	1.50%, 01/25/2036(3)	2,222,990
615,401	1.55%, 11/25/2035(3)	528,935
1,582,541	2.13%, 08/25/2035(3)	1,404,983
431,132	5.75%, 05/25/2036	332,662
299,109	6.00%, 05/25/2036	250,961
203,875	6.00%, 12/25/2036	141,263
	Angel Oak Mortgage Trust LLC
3,077,826	2.48%, 07/25/2047(1)(3)	3,077,735
1,075,744	2.81%, 01/25/2047(1)(3)	1,078,553
	Banc of America Funding Trust
924,963	1.53%, 05/20/2047(3)	811,403
2,474,597	5.77%, 05/25/2037(3)	2,491,066
93,587	5.85%, 01/25/2037(2)	86,260
	Bear Stearns Adjustable Rate Mortgage Trust
910,505	2.83%, 10/25/2035(3)	893,696
499,151	3.26%, 02/25/2036(3)	445,217
2,573,601	Bear Stearns Alt-A Trust 1.73%01/25/2036(3)	2,581,007
1,498,065	Bear Stearns Mortgage Funding Trust 1.41%10/25/2036(3)	1,329,192
767,789	Chase Mortgage Finance Trust 3.22%12/25/2035(3)	743,612
	CHL Mortgage Pass-Through Trust
788,492	1.91%, 03/25/2035(3)	707,555
988,694	3.01%, 11/20/2035(3)	901,835
1,743,292	3.18%, 09/25/2047(3)	1,621,643
402,297	3.42%, 06/20/2035(3)	404,740
712,137	3.60%, 04/20/2036(3)	555,341

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 1,173,699	Credit Suisse First Boston Mortgage Securities Corp. 5.50%06/25/2035	$1,124,951
2,574,445	CSMC Trust 3.25%04/25/2047(1)(3)	2,595,010
	Deephaven Residential Mortgage Trust
2,667,833	2.45%, 06/25/2047(1)(3)	2,661,414
1,776,708	2.73%, 12/26/2046(1)(3)	1,777,876
219,382	DSLA Mortgage Loan Trust 1.59%01/19/2045(3)	199,535
	Fannie Mae Connecticut Avenue Securities
1,620,000	4.78%, 07/25/2029(3)	1,737,029
3,190,143	5.58%, 05/25/2029(3)	3,552,352
662,383	GMAC Mortgage Corp. Loan Trust 3.46%09/19/2035(3)	647,797
131,181	GMACM Mortgage Loan Trust 3.86%04/19/2036(3)	121,326
1,215,838	GreenPoint Mortgage Funding Trust 2.13%10/25/2045(3)	946,123
	GSR Mortgage Loan Trust
3,277,625	1.53%, 01/25/2037(3)	2,327,359
2,306,490	3.38%, 01/25/2036(3)	2,237,879
247,608	3.55%, 10/25/2035(3)	220,350
	HarborView Mortgage Loan Trust
1,469,556	1.42%, 01/19/2038(3)	1,380,558
2,013,171	1.47%, 12/19/2036(3)	1,763,221
405,511	1.93%, 01/19/2035(3)	283,906
360,955	2.23%, 10/25/2037(3)	351,459
	IndyMac Index Mortgage Loan Trust
648,037	3.23%, 01/25/2036(3)	644,439
662,155	3.29%, 03/25/2036(3)	614,814
1,452,014	3.57%, 04/25/2037(3)	1,078,787
1,874,105	3.79%, 07/25/2037(3)	1,173,328
	JP Morgan Mortgage Trust
750,192	3.22%, 09/25/2035(3)	754,682
545,746	3.37%, 05/25/2036(3)	504,568
202,201	3.46%, 04/25/2037(3)	181,826
773,332	Lehman XS Trust 1.44%07/25/2046(3)	732,965
2,472,402	LSTAR Securities Investment Ltd. 0.03%11/01/2021(1)(3)	2,467,558
	LSTAR Securities Investment Trust
1,460,866	3.23%, 09/01/2021(1)(3)	1,465,401
4,258,512	3.23%, 02/01/2022(1)(3)	4,235,299
1,114,355	3.23%, 04/01/2022(1)(3)	1,098,261
3,404,163	Luminent Mortgage Trust 1.42%05/25/2046(3)	3,092,255
365,116	MASTR Adjustable Rate Mortgages Trust 3.32%11/21/2034(3)	373,811
1,926,954	MFA Trust 2.59%02/25/2057(1)(3)	1,925,247
769,499	Morgan Stanley Mortgage Loan Trust 3.43%05/25/2036(3)	576,377
6,928,000	Mortgage Repurchase Agreement Financing Trust 2.39%06/10/2019(1)(3)	6,917,095
	New Residential Mortgage Loan Trust
4,618,475	3.75%, 11/26/2035(1)(3)	4,809,472
4,443,174	3.75%, 11/25/2056(1)(3)	4,615,441
9,355,008	4.00%, 03/25/2057(1)(3)	9,743,334
7,430,510	4.00%, 04/25/2057(1)(3)	7,746,321
6,414,622	4.00%, 05/25/2057(1)(3)	6,706,321
1,571,999	RBSGC Mortgage Loan Trust 6.25%01/25/2037	1,531,991
	Residential Accredit Loans, Inc.
2,134,811	1.53%, 04/25/2036(3)	1,881,915
1,966,880	2.10%, 11/25/2037(3)	1,699,276
1,475,443	6.00%, 12/25/2035	1,434,335

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 987,438	Residential Asset Securitization Trust 5.50%06/25/2035	$909,628
705,122	Residential Funding Mortgage Securities, Inc. 3.62%08/25/2035(3)	566,095
282,464	Sequoia Mortgage Trust 3.51%07/20/2037(3)	272,208
2,860,171	Springleaf Mortgage Loan Trust 3.52%12/25/2065(1)(3)	2,854,699
538,961	Structured Asset Mortgage Investments Trust 1.46%02/25/2036(3)	479,349
797,101	TBW Mortgage-Backed Trust 6.00%07/25/2036	631,094
	Towd Point Mortgage Trust
4,100,141	2.25%, 04/25/2056(1)(3)	4,091,679
1,447,682	2.75%, 04/25/2055(1)(3)	1,459,889
3,297,911	2.75%, 08/25/2055(1)(3)	3,332,948
496,941	3.00%, 03/25/2054(1)(3)	502,677
	WaMu Mortgage Pass-Through Certificates Trust
1,075,511	1.65%, 06/25/2044(3)	1,039,380
700,962	1.66%, 10/25/2046(3)	627,938
553,657	1.76%, 07/25/2046(3)	526,316
490,666	1.78%, 08/25/2046(3)	445,600
1,458,084	3.07%, 06/25/2037(3)	1,375,638
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
826,532	1.61%, 11/25/2046(3)	695,694
1,543,955	1.83%, 07/25/2036(3)	1,026,763
693,434	Wells Fargo Alternative Loan Trust 3.29%12/28/2037(3)	678,503
	Wells Fargo Commercial Mortgage Trust
30,264,616	1.18%, 09/15/2057(3)(5)	1,799,204
2,115,000	2.88%, 05/15/2048(1)(3)	1,331,204
1,090,000	3.36%, 09/15/2058(1)	670,994
675,000	3.84%, 09/15/2058	714,964
537,215	Wells Fargo Mortgage Backed Securities Trust 3.26%09/25/2036(3)	530,402

		141,415,323

	Total Asset & Commercial Mortgage Backed Securities (cost $628,494,470)	$634,500,092

Corporate Bonds - 30.4%
	Aerospace/Defense - 0.2%
	DAE Funding LLC
$ 65,000	4.50%, 08/01/2022(1)(4)	$66,138
70,000	5.00%, 08/01/2024(1)(4)	71,487
1,590,000	Embraer Netherlands Finance B.V. 5.40%02/01/2027	1,674,270
	Lockheed Martin Corp.
955,000	2.50%, 11/23/2020	971,806
1,535,000	4.70%, 05/15/2046	1,723,842

		4,507,543

	Agriculture - 0.4%
	Altria Group, Inc.
1,040,000	2.85%, 08/09/2022	1,061,121
740,000	3.88%, 09/16/2046	705,640
1,680,000	BAT International Finance plc 2.75%06/15/2020(1)	1,708,605
	Imperial Brands Finance plc
1,345,000	2.05%, 07/20/2018(1)	1,345,701
760,000	2.95%, 07/21/2020(1)	776,192
1,855,000	3.75%, 07/21/2022(1)	1,945,487
1,935,000	Reynolds American, Inc. 3.25%06/12/2020	1,996,171

		9,538,917

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Airlines - 0.2%
$ 3,630,000	Delta Air Lines, Inc. 3.63%03/15/2022	$3,739,518

	Auto Manufacturers - 0.3%
1,625,000	Ford Motor Co. 5.29%12/08/2046	1,675,474
	General Motors Co.
1,250,000	6.25%, 10/02/2043	1,415,910
1,380,000	6.75%, 04/01/2046	1,649,731
	General Motors Financial Co., Inc.
1,585,000	3.70%, 05/09/2023	1,617,822
1,255,000	3.95%, 04/13/2024	1,276,433

		7,635,370

	Auto Parts & Equipment - 0.0%
230,000	Adient Global Holdings Ltd. 4.88%08/15/2026(1)	233,278

	Beverages - 1.0%
	Anheuser-Busch InBev Finance, Inc.
3,725,000	1.90%, 02/01/2019	3,741,390
605,000	2.15%, 02/01/2019	609,580
7,160,000	3.30%, 02/01/2023	7,429,359
480,000	3.65%, 02/01/2026	496,474
2,905,000	4.70%, 02/01/2036	3,211,646
2,670,000	4.90%, 02/01/2046	2,998,594
1,445,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%07/15/2042	1,391,533
	Constellation Brands, Inc.
325,000	2.70%, 05/09/2022	326,956
610,000	3.50%, 05/09/2027	618,182
210,000	4.50%, 05/09/2047	219,174

		21,042,888

	Biotechnology - 0.2%
2,495,000	Amgen, Inc. 2.20%05/11/2020	2,517,330
755,000	Celgene Corp. 4.63%05/15/2044	812,830
	Gilead Sciences, Inc.
530,000	2.50%, 09/01/2023	527,276
675,000	3.25%, 09/01/2022	704,060

		4,561,496

	Chemicals - 0.2%
	Methanex Corp.
1,950,000	4.25%, 12/01/2024	1,933,749
825,000	5.65%, 12/01/2044	798,990
755,000	Sherwin-Williams Co. 3.13%06/01/2024	766,000
85,000	Versum Materials, Inc. 5.50%09/30/2024(1)	90,312

		3,589,051

	Commercial Banks - 10.5%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 800,000	8.88%, 04/14/2021(3)(6)(7)	1,115,140
$ 2,800,000	9.00%, 05/09/2018(3)(6)(7)	2,921,587
EUR 1,600,000	Banco de Sabadell S.A. 6.50%05/18/2022(3)(6)(7)	1,935,864
	Bank of America Corp.
$ 4,875,000	2.50%, 10/21/2022	4,827,118
2,475,000	2.63%, 04/19/2021	2,497,037
5,250,000	3.12%, 01/20/2023(3)	5,342,269
5,285,000	3.71%, 04/24/2028(3)	5,345,487
2,575,000	4.00%, 01/22/2025	2,653,025
1,670,000	4.18%, 11/25/2027	1,724,607
5,805,000	4.20%, 08/26/2024	6,071,798

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 545,000	4.44%, 01/20/2048(3)	$579,422
2,235,000	7.75%, 05/14/2038	3,267,648
EUR 800,000	Bank of Ireland 7.38%06/18/2020(3)(6)(7)	1,055,410
$ 4,740,000	Barclays Bank plc 6.05%12/04/2017(1)	4,807,393
	Barclays plc
1,995,000	4.84%, 05/09/2028	2,072,621
1,025,000	7.88%, 03/15/2022(3)(6)(7)	1,120,889
	BNP Paribas S.A.
925,000	2.95%, 05/23/2022(1)	937,515
2,265,000	7.63%, 03/30/2021(1)(3)(6)	2,508,488
1,090,000	BPCE S.A. 3.00%05/22/2022(1)	1,101,829
EUR 600,000	Caixa Geral de Depositos S.A. 10.75%03/30/2022(3)(6)(7)	752,897
$ 2,890,000	Capital One Financial Corp. 3.05%03/09/2022	2,939,144
	Capital One NA / Mclean VA
3,045,000	1.65%, 02/05/2018	3,043,828
2,200,000	2.35%, 08/17/2018	2,213,048
	Citigroup, Inc.
1,255,000	1.85%, 11/24/2017	1,256,119
2,680,000	2.28%, 05/17/2024(3)	2,685,891
1,890,000	2.70%, 03/30/2021	1,909,312
535,000	3.20%, 10/21/2026	522,422
2,425,000	4.30%, 11/20/2026	2,519,948
4,885,000	4.45%, 09/29/2027	5,140,803
794,000	4.65%, 07/30/2045	863,028
1,285,000	4.75%, 05/18/2046	1,363,900
3,200,000	Credit Agricole S.A. 8.13%12/23/2025(1)(3)(6)	3,820,000
5,565,000	Credit Suisse Group AG 6.25%12/18/2024(1)(3)(6)	5,973,727
2,785,000	Deutsche Bank AG 2.70%07/13/2020	2,799,891
	Goldman Sachs Group, Inc.
460,000	2.00%, 04/25/2019	461,202
3,040,000	2.35%, 11/15/2021	3,013,218
1,725,000	2.38%, 01/22/2018	1,731,652
360,000	2.47%, 04/23/2020(3)	366,383
560,000	2.60%, 04/23/2020	567,627
1,695,000	2.75%, 09/15/2020	1,719,318
2,045,000	2.88%, 02/25/2021	2,076,650
2,720,000	2.91%, 07/24/2023(3)	2,724,102
2,520,000	3.69%, 06/05/2028(3)	2,536,057
2,530,000	5.15%, 05/22/2045	2,858,708
2,696,000	6.00%, 06/15/2020	2,977,438
1,410,000	6.25%, 02/01/2041	1,842,814
4,070,000	6.75%, 10/01/2037	5,342,656
	HSBC Holdings plc
1,125,000	2.95%, 05/25/2021	1,146,237
5,015,000	3.26%, 03/13/2023(3)	5,136,062
2,870,000	3.40%, 03/08/2021	2,967,741
1,125,000	3.60%, 05/25/2023	1,167,801
2,670,000	4.25%, 08/18/2025	2,774,779
2,400,000	6.00%, 05/22/2027(3)(6)	2,517,240
1,125,000	HSBC USA, Inc. 2.75%08/07/2020	1,147,762
2,425,000	Intesa Sanpaolo S.p.A. 7.70%09/17/2025(1)(3)(6)	2,579,594
	JP Morgan Chase & Co.
1,110,000	2.30%, 08/15/2021	1,108,967
5,745,000	2.40%, 06/07/2021	5,762,562
1,855,000	2.55%, 10/29/2020	1,881,527
2,190,000	2.70%, 05/18/2023	2,183,826

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 530,000	2.75%, 06/23/2020	$540,575
2,575,000	3.22%, 03/01/2025(3)	2,604,242
2,515,000	4.25%, 10/01/2027	2,656,330
2,800,000	4.35%, 08/15/2021	3,008,592
802,000	6.00%, 01/15/2018	817,724
	Morgan Stanley
465,000	2.45%, 02/01/2019	468,931
1,175,000	2.50%, 01/24/2019	1,185,952
5,205,000	2.50%, 04/21/2021	5,221,292
1,030,000	2.63%, 11/17/2021	1,033,692
3,540,000	2.75%, 05/19/2022	3,546,209
825,000	3.13%, 07/27/2026	808,015
5,300,000	3.59%, 07/22/2028(3)	5,308,374
1,530,000	3.63%, 01/20/2027	1,547,572
1,665,000	3.95%, 04/23/2027	1,695,288
2,710,000	4.00%, 07/23/2025	2,843,321
460,000	4.35%, 09/08/2026	482,690
310,000	4.88%, 11/01/2022	337,384
505,000	7.30%, 05/13/2019	551,399
355,000	Radian Group, Inc. 7.00%03/15/2021	397,156
	Royal Bank of Scotland Group plc
1,405,000	7.50%, 08/10/2020(3)(6)	1,484,031
520,000	8.00%, 08/10/2025(3)(6)	569,078
745,000	8.63%, 08/15/2021(3)(6)	822,763
3,120,000	Santander Holdings USA, Inc. 3.70%03/28/2022(1)	3,168,313
GBP 555,000	Santander UK Group Holdings plc 7.38%06/24/2022(3)(6)(7)	788,423
	Societe Generale S.A.
$ 2,225,000	7.38%, 09/13/2021(1)(3)(6)	2,430,813
3,040,000	8.25%, 11/29/2018(3)(6)(7)	3,225,562
	UBS Group AG
EUR 800,000	5.75%, 02/19/2022(3)(6)(7)	1,063,053
$ 1,875,000	6.88%, 03/22/2021(3)(6)(7)	2,021,719
2,765,000	7.13%, 02/19/2020(3)(6)(7)	2,962,006
2,550,000	UBS Group Funding Switzerland AG 2.65%02/01/2022(1)	2,549,036
420,000	UniCredit S.p.A. 8.00%06/03/2024(3)(6)(7)	446,754
	Wells Fargo & Co.
3,175,000	2.63%, 07/22/2022	3,181,115
1,190,000	3.00%, 04/22/2026	1,171,198
955,000	3.00%, 10/23/2026	936,373
4,340,000	3.07%, 01/24/2023	4,418,098
3,885,000	3.58%, 05/22/2028(3)	3,946,737
3,315,000	4.90%, 11/17/2045	3,637,855
50,000	5.38%, 11/02/2043	58,141
3,130,000	5.61%, 01/15/2044	3,737,805
3,885,000	Wells Fargo Bank NA 2.15%12/06/2019	3,913,368

		229,868,007

	Commercial Services - 0.3%
5,304,000	Acwa Power Management And Investments One Ltd. 5.95%12/15/2039(1)	5,368,497
525,000	Cardtronics, Inc. 5.13%08/01/2022	535,500
	United Rentals North America, Inc.
425,000	4.63%, 07/15/2023	445,187
265,000	5.50%, 07/15/2025	279,575

		6,628,759

	Construction Materials - 0.1%
451,000	Eagle Materials, Inc. 4.50%08/01/2026	471,295
	Standard Industries, Inc.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 665,000	5.38%, 11/15/2024(1)	$699,913
695,000	6.00%, 10/15/2025(1)	742,781

		1,913,989

	Diversified Financial Services - 0.5%
4,250,000	American Express Credit Corp. 2.20%03/03/2020	4,284,697
1,080,000	Capital One Bank USA NA 2.30%06/05/2019	1,083,815
1,905,000	CBOE Holdings, Inc. 3.65%01/12/2027	1,938,901
1,555,000	Intercontinental Exchange, Inc. 2.75%12/01/2020	1,574,064
425,000	Nasdaq, Inc. 3.85%06/30/2026	436,260
	Navient Corp.
100,000	5.88%, 03/25/2021	105,562
275,000	6.63%, 07/26/2021	294,937
395,000	7.25%, 01/25/2022	432,525
680,000	7.25%, 09/25/2023	743,954

		10,894,715

	Electric - 1.0%
	AES Corp.
1,170,000	4.88%, 05/15/2023	1,196,325
275,000	5.50%, 03/15/2024	287,375
1,350,000	Dominion Energy, Inc. 2.85%08/15/2026	1,303,428
1,260,000	DTE Energy Co. 1.50%10/01/2019	1,242,676
1,145,000	Duke Energy Carolinas LLC 4.25%12/15/2041	1,229,642
545,000	Duke Energy Corp. 2.65%09/01/2026	527,321
1,710,000	Duke Energy Florida LLC 3.40%10/01/2046	1,603,903
1,435,000	Duke Energy Progress LLC 4.38%03/30/2044	1,555,189
	Emera U.S. Finance L.P.
320,000	2.70%, 06/15/2021	322,024
355,000	4.75%, 06/15/2046	380,253
	Exelon Corp.
370,000	2.45%, 04/15/2021	369,564
1,880,000	2.85%, 06/15/2020	1,917,327
	FirstEnergy Corp.
2,125,000	3.90%, 07/15/2027	2,141,864
2,000,000	4.25%, 03/15/2023	2,127,994
	Fortis, Inc.
630,000	2.10%, 10/04/2021	621,576
1,340,000	3.06%, 10/04/2026	1,301,243
825,000	NextEra Energy Capital Holdings, Inc. 1.65%09/01/2018	824,563
550,000	NRG Energy, Inc. 7.25%05/15/2026	581,625
495,000	Oncor Electric Delivery Co. LLC 7.00%09/01/2022	598,324
	Southern Co.
1,320,000	1.85%, 07/01/2019	1,318,663
490,000	2.95%, 07/01/2023	492,384
595,000	4.40%, 07/01/2046	620,396

		22,563,659

	Electronics - 0.1%
1,140,000	Fortive Corp. 2.35%06/15/2021	1,136,217

	Engineering & Construction - 0.3%
	SBA Tower Trust

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 4,130,000	3.17%, 04/11/2022(1)	$4,156,616
3,435,000	3.60%, 04/10/2018(1)	3,436,870

		7,593,486

	Entertainment - 0.0%
	WMG Acquisition Corp.
425,000	4.88%, 11/01/2024(1)	436,687
185,000	5.00%, 08/01/2023(1)	191,475

		628,162

	Environmental Control - 0.0%
	Clean Harbors, Inc.
150,000	5.13%, 06/01/2021	153,000
450,000	5.25%, 08/01/2020	456,188

		609,188

	Food - 0.3%
3,000,000	Danone S.A. 1.69%10/30/2019(1)	2,988,180
	Kraft Heinz Foods Co.
1,205,000	2.00%, 07/02/2018	1,208,339
815,000	2.80%, 07/02/2020	831,133
940,000	4.38%, 06/01/2046	913,353
125,000	Kroger Co. 3.88%10/15/2046	110,433
1,640,000	Sysco Corp. 2.50%07/15/2021	1,659,942

		7,711,380

	Gas - 0.0%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
235,000	5.63%, 05/20/2024	243,813
365,000	5.88%, 08/20/2026	374,125
405,000	Southern Co. Gas Capital Corp. 2.45%10/01/2023	393,655

		1,011,593

	Healthcare-Products - 0.4%
4,350,000	Becton Dickinson and Co. 3.36%06/06/2024	4,409,421
	Medtronic, Inc.
335,000	2.50%, 03/15/2020	340,780
1,353,000	4.38%, 03/15/2035	1,498,588
530,000	4.63%, 03/15/2045	600,962
	Thermo Fisher Scientific, Inc.
490,000	2.95%, 09/19/2026	480,646
1,740,000	3.00%, 04/15/2023	1,770,233

		9,100,630

	Healthcare-Services - 0.7%
730,000	Aetna, Inc. 2.80%06/15/2023	738,045
	Anthem, Inc.
3,540,000	3.50%, 08/15/2024	3,663,206
320,000	4.63%, 05/15/2042	344,680
	Community Health Systems, Inc.
505,000	5.13%, 08/01/2021	508,156
300,000	6.25%, 03/31/2023	307,500
741,000	HCA, Inc. 7.50%11/15/2095	762,304
695,000	LifePoint Health, Inc. 5.88%12/01/2023	738,437
775,000	Tenet Healthcare Corp. 6.00%10/01/2020	830,219
	UnitedHealth Group, Inc.
2,345,000	1.70%, 02/15/2019	2,348,651
1,745,000	3.35%, 07/15/2022	1,828,814
1,620,000	3.75%, 07/15/2025	1,722,258

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 455,000	4.25%, 04/15/2047	$488,252
590,000	4.75%, 07/15/2045	681,398

		14,961,920

	Home Builders - 0.1%
515,000	Meritage Homes Corp. 6.00%06/01/2025	555,556
600,000	Toll Brothers Finance Corp. 4.88%11/15/2025	625,500

		1,181,056

	Insurance - 0.3%
1,050,000	American International Group, Inc. 4.70%07/10/2035	1,131,218
	CNO Financial Group, Inc.
25,000	4.50%, 05/30/2020	25,938
750,000	5.25%, 05/30/2025	796,875
	Genworth Holdings, Inc.
10,000	4.80%, 02/15/2024	8,225
350,000	4.90%, 08/15/2023	292,250
70,000	7.20%, 02/15/2021	66,325
50,000	7.63%, 09/24/2021	47,569
10,000	7.70%, 06/15/2020	9,825
1,375,000	Marsh & McLennan Cos., Inc. 3.50%03/10/2025	1,423,192
275,000	Massachusetts Mutual Life Insurance Co. 8.88%06/01/2039(1)	446,789
380,000	MGIC Investment Corp. 5.75%08/15/2023	414,200
895,000	Willis North America, Inc. 3.60%05/15/2024	914,627

		5,577,033

	Iron/Steel - 0.3%
1,090,000	ArcelorMittal 6.13%06/01/2025	1,243,963
585,000	Steel Dynamics, Inc. 5.50%10/01/2024	625,950
	Vale Overseas Ltd.
2,955,000	6.25%, 08/10/2026	3,284,482
340,000	6.88%, 11/10/2039	378,678

		5,533,073

	IT Services - 0.4%
	Apple, Inc.
275,000	3.00%, 02/09/2024	281,182
740,000	3.35%, 02/09/2027	760,384
1,955,000	3.45%, 02/09/2045	1,836,801
615,000	3.85%, 08/04/2046	613,184
	Dell International LLC / EMC Corp.
770,000	4.42%, 06/15/2021(1)	812,643
490,000	8.35%, 07/15/2046(1)	639,959
2,580,000	Hewlett Packard Enterprise Co. 3.60%10/15/2020	2,669,869
400,000	NCR Corp. 5.00%07/15/2022	410,000

		8,024,022

	Machinery - Construction & Mining - 0.0%
255,000	Oshkosh Corp. 5.38%03/01/2025	268,388

	Machinery-Diversified - 0.0%
595,000	CNH Industrial N.V. 4.50%08/15/2023	630,700

	Media - 2.1%
	21st Century Fox America, Inc.
225,000	4.75%, 11/15/2046	240,112

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 2,150,000	6.15%, 03/01/2037	$2,699,994
750,000	6.20%, 12/15/2034	932,239
500,000	Altice U.S. Finance Corp. 5.50%05/15/2026(1)	530,000
570,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%02/15/2026(1)	612,750
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,100,000	3.58%, 07/23/2020	1,137,633
3,920,000	4.46%, 07/23/2022	4,194,847
190,000	4.91%, 07/23/2025	204,175
2,865,000	6.48%, 10/23/2045	3,377,273
325,000	Columbus Cable Barbados Ltd. 7.38%03/30/2021(1)	346,937
	Comcast Corp.
90,000	1.63%, 01/15/2022	88,006
1,595,000	3.40%, 07/15/2046	1,448,397
600,000	4.75%, 03/01/2044	667,783
95,000	5.70%, 07/01/2019	102,105
	Cox Communications, Inc.
1,470,000	3.15%, 08/15/2024(1)(4)	1,471,730
685,000	3.25%, 12/15/2022(1)	686,220
735,000	3.35%, 09/15/2026(1)	724,582
1,200,000	3.85%, 02/01/2025(1)	1,214,214
490,000	4.80%, 02/01/2035(1)	484,137
510,000	CSC Holdings LLC 5.50%04/15/2027(1)	543,150
	Discovery Communications LLC
1,223,000	3.45%, 03/15/2025	1,195,595
1,523,000	3.80%, 03/13/2024	1,544,231
785,000	4.90%, 03/11/2026	838,495
755,000	DISH DBS Corp. 5.88%11/15/2024	818,986
1,295,000	Grupo Televisa S.A.B. 6.13%01/31/2046	1,480,309
1,230,000	Liberty Interactive LLC 8.25%02/01/2030	1,340,700
1,379,000	NBCUniversal Media LLC 5.95%04/01/2041	1,766,424
240,000	SFR Group S.A. 7.38%05/01/2026(1)	259,800
	Sky plc
565,000	2.63%, 09/16/2019(1)	569,668
2,615,000	3.13%, 11/26/2022(1)	2,662,836
	TEGNA, Inc.
150,000	5.13%, 10/15/2019	152,437
840,000	5.13%, 07/15/2020	862,050
	Time Warner Cable LLC
1,175,000	4.50%, 09/15/2042	1,107,240
2,145,000	8.75%, 02/14/2019	2,360,075
3,190,000	Time Warner Entertainment Co. L.P. 8.38%07/15/2033	4,437,351
	Time Warner, Inc.
965,000	6.10%, 07/15/2040	1,151,525
345,000	6.20%, 03/15/2040	417,858
	Viacom, Inc.
10,000	3.45%, 10/04/2026	9,701
719,000	4.38%, 03/15/2043	635,008
50,000	5.88%, 02/28/2057(3)	51,250
70,000	6.25%, 02/28/2057(3)	71,925
480,000	Videotron Ltd. 5.38%06/15/2024(1)	511,800

		45,951,548

	Mining - 0.1%
825,000	Corp. Nacional del Cobre de Chile 3.63%08/01/2027(1)	818,194

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 585,000	Kaiser Aluminum Corp. 5.88%05/15/2024	$621,562
605,000	Rio Tinto Finance USA Ltd. 3.75%06/15/2025	641,497
520,000	Teck Resources Ltd. 8.50%06/01/2024(1)	603,200

		2,684,453

	Oil & Gas - 2.7%
	Anadarko Petroleum Corp.
1,990,000	3.45%, 07/15/2024	1,973,833
810,000	4.50%, 07/15/2044	758,056
1,660,000	6.60%, 03/15/2046	2,046,161
280,000	6.95%, 06/15/2019	302,815
325,000	Apache Corp. 4.25%01/15/2044	307,566
	BP Capital Markets plc
1,345,000	2.11%, 09/16/2021	1,341,621
710,000	2.52%, 01/15/2020	721,814
1,915,000	2.75%, 05/10/2023	1,927,658
	Canadian Natural Resources Ltd.
990,000	3.85%, 06/01/2027	1,000,374
2,245,000	6.25%, 03/15/2038	2,667,455
	Cenovus Energy, Inc.
255,000	4.25%, 04/15/2027(1)	249,190
365,000	6.75%, 11/15/2039	394,156
300,000	Concho Resources, Inc. 5.50%04/01/2023	309,750
2,090,000	ConocoPhillips Co. 4.95%03/15/2026	2,354,145
	Continental Resources, Inc.
25,000	3.80%, 06/01/2024	23,125
280,000	4.50%, 04/15/2023	273,000
55,000	4.90%, 06/01/2044	47,025
250,000	5.00%, 09/15/2022	247,655
775,000	Devon Energy Corp. 5.00%06/15/2045	789,153
390,000	Devon Financing Co. LLC 7.88%09/30/2031	510,125
1,000,000	EnCana Corp. 3.90%11/15/2021	1,026,869
955,000	EOG Resources, Inc. 4.15%01/15/2026	1,014,835
	Hess Corp.
1,435,000	4.30%, 04/01/2027	1,424,809
885,000	5.60%, 02/15/2041	886,697
645,000	5.80%, 04/01/2047	655,666
936,000	6.00%, 01/15/2040	978,932
1,945,000	Kerr-McGee Corp. 6.95%07/01/2024	2,301,876
	Marathon Oil Corp.
675,000	2.70%, 06/01/2020	672,544
1,585,000	2.80%, 11/01/2022	1,554,292
150,000	3.85%, 06/01/2025	149,592
2,335,000	4.40%, 07/15/2027	2,372,699
370,000	MEG Energy Corp. 6.50%01/15/2025(1)	357,975
2,070,000	Petrobras Global Finance B.V. 6.13%01/17/2022	2,175,363
	Petroleos Mexicanos
210,000	4.63%, 09/21/2023	216,195
1,440,000	5.50%, 02/04/2019	1,505,520
296,000	5.50%, 06/27/2044	270,840
690,000	6.38%, 02/04/2021	755,550
3,695,000	6.50%, 03/13/2027(1)	4,068,195
2,090,000	6.63%, 06/15/2035	2,222,297

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 1,885,000	6.75%, 09/21/2047(1)	$1,983,020
2,310,000	Pioneer Natural Resources Co. 4.45%01/15/2026	2,480,150
	QEP Resources, Inc.
375,000	5.25%, 05/01/2023	364,571
20,000	5.38%, 10/01/2022	19,650
25,000	6.80%, 03/01/2020	26,125
1,800,000	Shell International Finance B.V. 4.38%05/11/2045	1,908,841
170,000	SM Energy Co. 6.13%11/15/2022	166,600
1,855,000	Statoil ASA 3.95%05/15/2043	1,829,360
	Valero Energy Corp.
2,455,000	3.40%, 09/15/2026	2,434,150
315,000	4.90%, 03/15/2045	333,457
525,000	WPX Energy, Inc. 5.25%09/15/2024	517,125
ARS 81,010,352	YPF S.A. 16.50%05/09/2022(1)	4,270,727

		59,189,199

	Packaging & Containers - 0.1%
$ 565,000	Owens-Brockway Glass Container, Inc. 5.88%08/15/2023(1)	626,091
590,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%07/15/2023(1)	620,975

		1,247,066

	Pharmaceuticals - 1.5%
	Allergan Funding SCS
4,860,000	2.35%, 03/12/2018	4,880,431
5,225,000	3.00%, 03/12/2020	5,347,228
256,000	Baxalta, Inc. 3.60%06/23/2022	263,697
	Cardinal Health, Inc.
855,000	1.95%, 06/15/2018	857,153
5,390,000	2.62%, 06/15/2022	5,434,478
435,000	4.37%, 06/15/2047	451,645
2,240,000	EMD Finance LLC 2.95%03/19/2022(1)	2,287,542
	Mylan N.V.
1,020,000	3.00%, 12/15/2018	1,034,363
1,180,000	3.15%, 06/15/2021	1,204,976
1,170,000	3.75%, 12/15/2020	1,220,365
405,000	Quintiles IMS, Inc. 4.88%05/15/2023(1)	420,188
1,920,000	Shire Acquisitions Investments Ireland DAC 2.40%09/23/2021	1,914,002
	Teva Pharmaceutical Finance Netherlands B.V.
3,435,000	1.70%, 07/19/2019	3,416,300
2,785,000	2.20%, 07/21/2021	2,745,762
230,000	2.80%, 07/21/2023	225,737
	Valeant Pharmaceuticals International, Inc.
245,000	6.50%, 03/15/2022(1)	258,475
145,000	7.00%, 03/15/2024(1)	154,425

		32,116,767

	Pipelines - 1.2%
	DCP Midstream Operating L.P.
100,000	3.88%, 03/15/2023	97,500
200,000	4.95%, 04/01/2022	205,250
100,000	5.60%, 04/01/2044	95,000
1,060,000	Enbridge, Inc. 3.70%07/15/2027	1,075,670

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 1,278,000	Energy Transfer Equity L.P. 7.50%10/15/2020	$1,444,140
	Energy Transfer L.P.
120,000	3.60%, 02/01/2023	121,377
590,000	4.05%, 03/15/2025	595,889
405,000	5.95%, 10/01/2043	425,697
925,000	Enterprise Products Operating LLC 3.95%02/15/2027	969,737
	Kinder Morgan Energy Partners L.P.
520,000	5.30%, 09/15/2020	560,598
180,000	6.50%, 04/01/2020	198,269
360,000	6.85%, 02/15/2020	398,964
2,350,000	Kinder Morgan, Inc. 5.55%06/01/2045	2,503,859
	MPLX L.P.
1,085,000	4.13%, 03/01/2027	1,101,148
265,000	5.20%, 03/01/2047	273,783
60,000	NGPL PipeCo LLC 4.88%08/15/2027(1)	61,725
465,000	Phillips 66 Partners L.P. 3.55%10/01/2026	458,082
3,575,000	Plains All American Pipeline L.P. / PAA Finance Corp. 4.50%12/15/2026	3,660,189
	Regency Energy Partners L.P. / Regency Energy Finance Corp.
1,360,000	4.50%, 11/01/2023	1,427,242
290,000	5.88%, 03/01/2022	321,112
690,000	Sabine Pass Liquefaction LLC 4.20%03/15/2028	700,854
	Sunoco Logistics Partners Operations L.P.
105,000	3.90%, 07/15/2026	103,493
1,080,000	4.25%, 04/01/2024	1,110,907
	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
415,000	6.25%, 10/15/2022	440,938
30,000	6.38%, 05/01/2024	32,775
1,675,000	Texas Eastern Transmission L.P. 2.80%10/15/2022(1)	1,659,823
	Williams Cos., Inc.
295,000	3.70%, 01/15/2023	291,956
75,000	4.55%, 06/24/2024	77,719
100,000	7.88%, 09/01/2021	117,000
	Williams Partners L.P.
3,265,000	3.60%, 03/15/2022	3,363,538
860,000	4.00%, 11/15/2021	899,634
1,255,000	4.30%, 03/04/2024	1,322,361

		26,116,229

	Real Estate - 0.1%
2,230,000	ProLogis L.P. 3.35%02/01/2021	2,306,837

	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
2,160,000	3.40%, 02/15/2019	2,208,000
550,000	3.45%, 09/15/2021	570,958
1,635,000	Brandywine Operating Partnership L.P. 3.95%02/15/2023	1,652,687
	Crown Castle International Corp.
2,745,000	3.20%, 09/01/2024	2,745,505
240,000	3.40%, 02/15/2021	247,844
940,000	3.70%, 06/15/2026	952,281
	Equinix, Inc.
95,000	5.38%, 04/01/2023	98,800
470,000	5.88%, 01/15/2026	514,650
2,115,000	Kimco Realty Corp. 3.13%06/01/2023	2,124,160

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 1,110,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%08/15/2022	$1,131,583

		12,246,468

	Retail - 0.6%
	CVS Health Corp.
3,010,000	2.80%, 07/20/2020	3,080,124
1,421,000	3.88%, 07/20/2025	1,490,269
2,765,000	5.13%, 07/20/2045	3,173,031
	Home Depot, Inc.
1,460,000	3.50%, 09/15/2056	1,334,525
260,000	4.20%, 04/01/2043	274,968
60,000	Lithia Motors, Inc. 5.25%08/01/2025(1)	61,800
	Lowe’s Cos., Inc.
2,675,000	2.50%, 04/15/2026	2,573,762
280,000	3.70%, 04/15/2046	268,810
325,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%03/01/2027	320,938

		12,578,227

	Semiconductors - 0.6%
	Applied Materials, Inc.
420,000	3.30%, 04/01/2027	429,051
300,000	4.35%, 04/01/2047	322,357
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
5,555,000	3.00%, 01/15/2022(1)	5,639,686
1,965,000	3.63%, 01/15/2024(1)	2,022,105
910,000	Intel Corp. 4.10%05/19/2046	942,147
1,605,000	Lam Research Corp. 2.80%06/15/2021	1,639,620
2,175,000	QUALCOMM, Inc. 2.10%05/20/2020	2,191,195
350,000	Sensata Technologies B.V. 5.00%10/01/2025(1)	368,375
211,000	Sensata Technologies UK Financing Co. plc 6.25%02/15/2026(1)	229,990

		13,784,526

	Software - 0.4%
	First Data Corp.
280,000	5.00%, 01/15/2024(1)	291,200
695,000	5.38%, 08/15/2023(1)	725,406
	Microsoft Corp.
2,605,000	1.55%, 08/08/2021	2,562,614
1,010,000	2.40%, 08/08/2026	974,494
1,010,000	3.30%, 02/06/2027	1,044,360
1,720,000	3.70%, 08/08/2046	1,698,978
1,570,000	3.95%, 08/08/2056	1,585,039
	MSCI, Inc.
360,000	5.25%, 11/15/2024(1)	384,300
115,000	5.75%, 08/15/2025(1)	124,488
	Open Text Corp.
170,000	5.63%, 01/15/2023(1)	178,500
215,000	5.88%, 06/01/2026(1)	232,738

		9,802,117

	Telecommunications - 1.9%
340,000	Altice Financing S.A. 6.63%02/15/2023(1)	360,187
	AT&T, Inc.
2,710,000	3.60%, 02/17/2023	2,803,297
3,415,000	3.61%, 08/14/2024(4)	3,409,263
1,545,000	3.80%, 03/15/2022	1,615,325
4,390,000	4.06%, 08/14/2027(4)	4,382,405
835,000	4.50%, 05/15/2035	813,176

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 2,790,000	4.75%, 05/15/2046	$2,679,151
3,315,000	5.32%, 02/14/2050(4)	3,307,674
155,000	5.80%, 02/15/2019	164,337
4,500,000	GTP Acquisition Partners LLC 3.48%06/16/2025(1)	4,589,730
	Nokia Oyj
1,815,000	4.38%, 06/12/2027	1,869,450
455,000	6.63%, 05/15/2039	527,800
560,000	Sprint Communications, Inc. 7.00%03/01/2020(1)	611,800
740,000	Sprint Corp. 7.13%06/15/2024	811,225
4,365,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%09/20/2021(1)	4,424,800
	Telecom Italia Capital S.A.
185,000	6.00%, 09/30/2034	204,610
60,000	6.38%, 11/15/2033	67,950
215,000	7.72%, 06/04/2038	274,394
1,485,000	Telefonica Emisiones SAU 4.10%03/08/2027	1,553,475
	Verizon Communications, Inc.
1,445,000	4.13%, 03/16/2027	1,485,736
1,971,000	4.27%, 01/15/2036	1,891,161
465,000	4.40%, 11/01/2034	456,687
2,264,000	4.52%, 09/15/2048	2,103,218
1,700,000	4.81%, 03/15/2039	1,702,662

		42,109,513

	Transportation - 0.7%
	Burlington Northern Santa Fe LLC
290,000	3.25%, 06/15/2027	298,308
1,815,000	4.13%, 06/15/2047	1,908,298
725,000	Canadian Pacific Railway Co. 9.45%08/01/2021	901,462
3,700,000	CSX Corp. 3.25%06/01/2027	3,725,819
	FedEx Corp.
600,000	4.40%, 01/15/2047	623,483
1,205,000	4.55%, 04/01/2046	1,277,745
620,000	4.75%, 11/15/2045	674,579
1,535,000	Norfolk Southern Corp. 2.90%06/15/2026	1,515,301
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3,470,000	2.88%, 07/17/2018(1)	3,507,268
645,000	3.30%, 04/01/2021(1)	665,661
270,000	3.38%, 02/01/2022(1)	279,103
915,000	4.88%, 07/11/2022(1)	1,005,231

		16,382,258

	Total Corporate Bonds (cost $649,557,358)	$667,199,246

Foreign Government Obligations - 2.7%
	Argentina - 0.7%
	Argentina Treasury Bill
$ 524,994	1.45%, 11/10/2017(8)	$520,784
535,096	1.54%, 11/24/2017(8)	530,192
1,240,416	1.82%, 01/26/2018(8)	1,222,208
3,101,905	1.84%, 12/15/2017(8)	3,067,988
5,936,711	2.30%, 06/15/2018(8)	5,769,688
1,762,002	2.32%, 05/24/2018(8)	1,718,921
3,127,782	2.50%, 04/27/2018(8)	3,054,704

		15,884,485

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Chile - 0.1%
$ 2,405,000	Chile Government International Bond 3.86%06/21/2047	$2,426,645

	Japan - 1.0%
JPY 2,459,100,000	Japan Treasury Discount Bill 0.09%10/10/2017(8)	22,309,944

	Kuwait - 0.2%
	Kuwait International Government Bond
$ 2,735,000	2.75%, 03/20/2022(1)	2,754,966
2,205,000	3.50%, 03/20/2027(1)	2,251,856

		5,006,822

	Mexico - 0.2%
	Mexico Government International Bond
880,000	4.15%, 03/28/2027	918,280
2,556,000	5.75%, 10/12/2110	2,695,302

		3,613,582

	Oman - 0.3%
	Oman Government International Bond
4,345,000	5.38%, 03/08/2027(1)	4,497,075
1,850,000	6.50%, 03/08/2047(1)	1,928,481

		6,425,556

	Qatar - 0.2%
3,000,000	Qatar Government International Bond 5.25%01/20/2020(1)	3,194,406

	Total Foreign Government Obligations (cost $57,582,479)	$58,861,440

Municipal Bonds - 1.5%
	Development - 0.2%
	California State, GO Taxable
$ 1,300,000	7.50%, 04/01/2034	$1,895,322
685,000	7.60%, 11/01/2040	1,077,032
80,000	7.63%, 03/01/2040	123,391

		3,095,745

	General - 0.3%
2,705,000	Chicago, IL, Transit Auth 6.90%12/01/2040	3,486,177
	Puerto Rico Commonwealth Government Employees Retirement System
5,400,000	6.15%, 07/01/2038	2,308,500
2,820,000	6.30%, 07/01/2043	1,205,550

		7,000,227

	General Obligation - 0.9%
4,435,000	California State, GO Taxable 7.55%04/01/2039	6,840,721
4,080,000	City of Chicago, IL, GO 7.05%01/01/2029	4,422,924
	Illinois State, GO
765,000	5.10%, 06/01/2033	767,043
350,000	5.16%, 02/01/2018	354,127
4,540,000	5.67%, 03/01/2018	4,615,954
1,375,000	5.88%, 03/01/2019	1,434,290
2,055,000	State of Illinois 5.38%07/01/2018	2,101,792

		20,536,851

	Utility - Electric - 0.1%
1,285,000	Municipal Electric Auth Georgia 6.64%04/01/2057	1,651,405

	Total Municipal Bonds (cost $30,793,826)	$32,284,228

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Senior Floating Rate Interests - 3.9%(9)
	Advertising - 0.0%
$ 470,456	Acosta Holdco, Inc. 4.48%09/26/2021	$427,917

	Aerospace/Defense - 0.1%
565,000	MacDonald, Dettwiler and Associates Ltd. 0.00%07/06/2024(10)	$564,881
	TransDigm, Inc.
1,467,873	4.23%, 05/14/2022	1,473,744
499,127	4.23%, 06/09/2023	501,413

		2,540,038

	Agriculture - 0.0%
286,339	Pinnacle Operating Corp. 8.48%11/15/2021	264,506

	Airlines - 0.0%
434,525	Delta Air Lines, Inc. 3.72%10/18/2018	437,132

	Auto Manufacturers - 0.0%
605,221	Jaguar Holding Co. 3.98%08/18/2022	609,155

	Auto Parts & Equipment - 0.0%
430,000	USI, Inc. 4.18%05/16/2024	428,658

	Biotechnology - 0.0%
529,323	Sterigenics-Nordion Holdings LLC 4.23%05/15/2022	529,101

	Chemicals - 0.1%
586,801	Chemours Co. 3.73%05/12/2022	590,715
395,000	Diamond (BC) B.V. 0.00%07/12/2024(10)	395,328
46,870	Huntsman International LLC 4.23%04/19/2019	46,943
425,247	Ineos U.S. Finance LLC 4.01%03/31/2022	427,449

		1,460,435

	Coal - 0.1%
306,983	Ascent Resources - Marcellus LLC 5.47%08/04/2020	187,772
832,913	Foresight Energy LLC 7.05%03/28/2022	802,720

		990,492

	Commercial Services - 0.3%
653,363	Aramark Services, Inc. 3.23%03/28/2024	658,060
215,000	Ascend Learning LLC 4.53%07/05/2022	216,679
431,743	Camelot UK Holdco Ltd. 4.73%10/03/2023	436,384
155,000	Capital Automotive L.P. 7.24%03/24/2025	157,423
308,450	DigitalGlobe, Inc. 3.98%01/15/2024	308,644
155,338	KAR Auction Services, Inc. 3.81%03/09/2023	156,243
331,200	ON Assignment, Inc. 3.48%06/03/2022	333,270
923,850	PSAV Holdings LLC 4.67%04/27/2024	929,625
472,625	Quikrete Holdings, Inc. 3.98%11/15/2023	474,128

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 514,800	Russell Investment Group 6.97%06/01/2023	$520,916
EUR 230,000	Techem GmbH 0.00%07/31/2024(10)	274,488
$ 890,000	Tempo Acquisition LLC 4.23%05/01/2024	896,862
398,000	Xerox Business Services LLC 5.23%12/07/2023	402,577

		5,765,299

	Distribution/Wholesale - 0.1%
1,002,425	American Builders & Contractors Supply Co., Inc. 3.73%10/31/2023	1,007,437
455,412	Nexeo Solutions LLC 5.05%06/09/2023	461,296
636,860	Univar, Inc. 3.98%07/01/2022	640,044

		2,108,777

	Diversified Financial Services - 0.1%
498,750	AlixPartners LLP 4.30%04/04/2024	502,411
495,000	Fortress Investment Group LLC 1.38%06/14/2022	500,881
263,675	RP Crown Parent LLC 4.73%10/12/2023	266,641
680,000	Telenet Financing USD LLC 3.98%06/30/2025	683,400

		1,953,333

	Electric - 0.1%
989,051	Calpine Construction Finance Co., L.P. 3.74%01/31/2022	987,201
417,178	Calpine Corp. 4.05%05/31/2023	418,509
330,000	Chief Exploration & Development LLC 7.93%05/16/2021	320,651
225,000	Helix Gen Funding LLC 4.96%06/02/2024	227,025
595,191	Seadrill Partners Finco LLC 4.30%02/21/2021	406,712

		2,360,098

	Energy-Alternate Sources - 0.0%
	TEX Operations Co. LLC
497,500	3.98%, 08/04/2023	498,868
115,000	3.98%, 08/04/2023	115,316

		614,184

	Engineering & Construction - 0.0%
650,000	Brand Energy & Infrastructure Services, Inc. 5.56%06/21/2024	654,875

	Entertainment - 0.1%
658,350	Eldorado Resorts LLC 3.56%04/17/2024	656,704
407,259	Scientific Games International, Inc. 5.23%10/01/2021	407,642

		1,064,346

	Environmental Control - 0.0%
120,000	HD Supply Waterworks Ltd. 0.00%08/01/2024(10)	120,713

	Food - 0.1%
782,303	Albertsons LLC 3.98%08/25/2021	779,862
556,771	Hostess Brands LLC 3.73%08/03/2022	561,442

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 680,000	Post Holdings, Inc. 3.49%05/24/2024	$682,761

		2,024,065

	Healthcare-Products - 0.1%
395,000	Air Medical Group Holdings, Inc. 5.23%04/28/2022	392,286
567,758	Alere, Inc. 4.49%06/18/2022	568,377
496,046	American Renal Holdings, Inc. 0.00%06/14/2024(10)	493,154
445,000	INC Research LLC 0.00%06/27/2024(10)	448,151
285,000	Kinetic Concepts, Inc. 4.55%02/02/2024	285,801
223,313	Revlon Consumer Products Corp. 4.73%09/07/2023	201,414

		2,389,183

	Healthcare-Services - 0.3%
428,475	Acadia Healthcare Co., Inc. 3.98%02/16/2023	433,163
184,775	CDRH Parent, Inc. 5.32%07/01/2021	146,588
	Community Health Systems, Inc.
157,930	3.95%, 12/31/2019	157,875
344,693	4.23%, 01/27/2021	344,024
741,996	Envision Healthcare Corp. 4.30%12/01/2023	746,174
213,388	Genoa, a QoL Healthcare Co. LLC 4.98%10/28/2023	215,344
706,450	inVentiv Health, Inc. 4.95%11/09/2023	706,831
962,279	MPH Acquisition Holdings LLC 4.30%06/07/2023	969,015
285,425	Opal Acquisition, Inc. 5.30%11/27/2020	269,193
276,216	Ortho-Clinical Diagnostics, Inc. 5.05%06/30/2021	277,163
	Surgery Center Holdings, Inc.
170,000	0.00%, 06/06/2024(10)	171,487
253,503	4.98%, 11/03/2020	255,247
821,480	U.S. Renal Care, Inc. 5.55%12/31/2022	805,732

		5,497,836

	Household Products/Wares - 0.0%
335,000	Galleria Co. 4.25%09/29/2023	337,305

	Insurance - 0.3%
	Asurion LLC
215,000	0.00%, 07/11/2025(10)	220,308
356,819	4.23%, 11/03/2023	359,496
1,371,371	4.48%, 08/04/2022	1,375,773
1,430,000	8.73%, 03/03/2021	1,431,787
916,800	Evertec Group LLC 3.73%04/17/2020	913,362
139,280	HUB International Ltd. 4.42%10/02/2020	140,194
	Sedgwick Claims Management Services, Inc.
1,691,913	3.98%, 03/01/2021	1,694,637
580,000	6.98%, 02/28/2022	585,800

		6,721,357

	Internet - 0.0%
309,356	Lands’ End, Inc. 4.48%04/04/2021	256,765

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Leisure Time - 0.1%
	Delta 2 (LUX) S.a.r.l.
$ 2,125,000	4.50%, 02/01/2024	$2,136,007
301,500	8.00%, 07/29/2022	301,823
110,000	Hayward Industries, Inc. 0.00%07/18/2024(10)	110,825

		2,548,655

	Lodging - 0.2%
619,404	Boyd Gaming Corp. 3.69%09/15/2023	621,788
	Caesars Entertainment Operating Co.
1,978,834	0.00%, 03/01/2022(11)	2,380,794
615,000	0.00%, 03/31/2024(10)	617,694
324,973	Caesars Growth Properties Holdings LLC 4.23%05/08/2021	327,329

		3,947,605

	Machinery-Construction & Mining - 0.1%
1,071,717	American Rock Salt Holdings LLC 4.98%05/20/2021	1,071,717
451,772	Neff Rental LLC 7.66%06/09/2021	453,656

		1,525,373

	Machinery-Diversified - 0.0%
670,102	Gates Global LLC 4.55%04/01/2024	674,813

	Media - 0.3%
459,921	Advantage Sales & Marketing, Inc. 4.55%07/23/2021	449,343
	Charter Communications Operating LLC
1,324,800	3.24%, 07/01/2020	1,331,755
475,200	3.24%, 01/03/2021	477,709
359,100	Numericable Group S.A. 4.06%07/31/2025	358,202
541,905	Numericable U.S. LLC 4.56%01/14/2025	544,420
760,531	Tribune Media Co. 4.23%01/27/2024	762,622
920,000	UPC Financing Partnership 3.98%04/15/2025	924,600
539,782	Virgin Media Bristol LLC 3.98%01/31/2025	542,417

		5,391,068

	Metal Fabricate/Hardware - 0.0%
717,205	Rexnord LLC 3.98%08/21/2023	720,469

	Oil & Gas - 0.1%
215,000	BCP Raptor LLC 5.51%06/24/2024	215,806
485,000	California Resources Corp. 11.60%12/31/2021	521,617
380,000	Chesapeake Energy Corp. 8.69%08/23/2021	407,645
253,500	Drillships Ocean Ventures, Inc. 7.75%07/25/2021	223,334
646,774	Fieldwood Energy LLC 4.17%09/28/2018	620,095
298,060	Peabody Energy Corp. 5.73%03/31/2022	300,519

		2,289,016

	Packaging & Containers - 0.2%
1,270,446	Berry Plastics Group, Inc. 3.47%, 02/08/2020	1,275,477
390,574	3.73%, 10/01/2022	392,234

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 408,975	Flex Acquisition Co., Inc. 4.55%12/29/2023	$411,167
144,275	Proampac PG Borrower LLC 5.18%11/18/2023	146,259
2,299,954	Reynolds Group Holdings, Inc. 4.23%02/05/2023	2,309,476
385,417	Signode Industrial Group U.S., Inc. 3.98%05/04/2021	386,623

		4,921,236

	Pharmaceuticals - 0.1%
155,000	Albany Molecular Research, Inc. 0.00%07/19/2024(10)	156,162
705,000	Endo Luxembourg Finance Co. I S.a r.l. 5.50%04/29/2024	715,575
463,384	Valeant Pharmaceuticals International, Inc. 5.98%04/01/2022	471,966

		1,343,703

	Pipelines - 0.0%
354,275	Philadelphia Energy Solutions LLC 6.26%04/04/2018	317,076

	Real Estate - 0.1%
	DTZ U.S. Borrower LLC
1,061,563	4.56%, 11/04/2021	1,066,871
20,000	9.56%, 11/04/2022	20,000

		1,086,871

	REITS - 0.0%
496,579	MGM Growth Properties Operating Partnership L.P. 3.48%04/25/2023	498,381

	Retail - 0.2%
357,307	Albertsons LLC 4.29%12/21/2022	356,699
268,846	B&G Foods, Inc. 3.48%11/02/2022	270,274
	Bass Pro Group LLC
391,000	4.47%, 06/05/2020	390,390
1,045,000	6.30%, 12/16/2023	1,017,788
913,725	Harbor Freight Tools USA, Inc. 4.48%08/18/2023	917,480
466,566	Michaels Stores, Inc. 3.98%01/30/2023	466,626
665,187	Neiman Marcus Group Ltd. LLC 4.47%10/25/2020	490,761
613,209	Party City Holdings, Inc. 4.30%08/19/2022	615,251
115,000	Rite Aid Corp. 5.99%08/21/2020	116,438
444,979	U.S. Foods, Inc. 3.99%06/27/2023	448,099

		5,089,806

	Semiconductors - 0.0%
514,394	ON Semiconductor Corp. 3.48%03/31/2023	516,194

	Software - 0.5%
485,000	Almonde, Inc. 4.74%06/13/2024	488,773
648,375	Change Healthcare Holdings, Inc. 3.98%03/01/2024	651,941
155,341	Epicor Software Corp. 4.99%06/01/2022	155,972
679,845	First Data Corp. 3.48%, 07/08/2022	681,667
2,901,842	3.73%, 04/26/2024	2,917,396

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 779,163	Go Daddy Operating Co. LLC 3.73%02/15/2024	$782,521
553,523	Hyland Software, Inc. 4.48%07/01/2022	559,750
740,676	Infor U.S., Inc. 4.05%02/01/2022	740,810
72,873	MA FinanceCo LLC 3.98%06/21/2024	72,895
492,127	Seattle Spinco, Inc. 4.03%06/21/2024	492,280
614,880	SS&C Technologies, Inc. 3.48%07/08/2022	618,243
1,767,150	WEX, Inc. 3.98%06/30/2023	1,785,316

		9,947,564

	Telecommunications - 0.2%
1,265,000	Level 3 Financing, Inc. 3.48%02/22/2024	1,269,946
511,919	LTS Buyer LLC 4.55%04/13/2020	513,711
1,416,450	Sprint Communications, Inc. 3.75%02/02/2024	1,421,054
395,000	Unitymedia Hessen GmbH & Co. KG 0.00%09/30/2025(10)	394,076
745,977	Univision Communications, Inc. 3.98%03/15/2024	742,971
318,158	Zayo Group LLC 3.48%01/19/2024	319,316

		4,661,074

	Trucking & Leasing - 0.0%
985,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.98%03/20/2022	984,232

	Total Senior Floating Rate Interests (cost $86,122,515)	$86,018,706

U.S. Government Agencies - 47.3%
	FHLMC - 15.1%
$ 129,986	0.00%, 11/15/2036(12)(13)	$122,097
24,072,057	0.23%, 10/25/2020(3)(5)	132,690
18,349,335	0.61%, 03/25/2027(3)(5)	911,411
12,698,592	1.96%, 08/25/2018(3)(5)	173,657
1,504,645	2.50%, 12/15/2026(5)	99,017
1,366,638	2.50%, 03/15/2028(5)	114,129
1,033,018	2.50%, 05/15/2028(5)	81,631
3,151,466	3.00%, 03/15/2028(5)	280,693
1,668,020	3.00%, 08/01/2029	1,720,037
1,399,252	3.00%, 05/15/2032(5)	118,920
7,090,000	3.00%, 08/01/2032(4)(14)	7,296,510
781,505	3.00%, 03/15/2033(5)	102,564
5,276,303	3.00%, 11/01/2036	5,379,185
4,490,687	3.00%, 01/01/2037	4,578,245
2,864,708	3.00%, 06/15/2041	2,935,546
6,394,842	3.00%, 07/15/2041	6,549,176
8,316,756	3.00%, 11/01/2046	8,346,771
42,879,829	3.00%, 12/01/2046	42,996,163
45,175,000	3.00%, 08/01/2047(4)(14)	45,248,653
2,700,000	3.43%, 01/25/2027(3)	2,834,455
1,778,808	3.50%, 06/15/2026(5)	138,673
587,800	3.50%, 09/15/2026(5)	58,291
1,036,926	3.50%, 03/15/2027(5)	104,023
4,400,000	3.50%, 08/01/2032(4)(14)	4,593,531
3,245,440	3.50%, 08/01/2034	3,388,413
4,124,884	3.50%, 03/15/2041(5)	512,238
1,292,645	3.50%, 06/01/2046	1,332,837

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 67,930,000	3.50%, 08/01/2047(4)(14)	$69,983,823
7,100,000	3.50%, 08/01/2047	7,320,755
3,304,135	4.00%, 08/01/2025	3,469,250
605,720	4.00%, 08/15/2026(5)	62,710
3,492,866	4.00%, 07/15/2027(5)	367,476
4,414,855	4.00%, 03/15/2028(5)	469,791
979,431	4.00%, 06/15/2028(5)	110,460
3,036,857	4.00%, 05/01/2042	3,210,832
836,663	4.00%, 08/01/2042	887,625
1,226,762	4.00%, 09/01/2042	1,301,486
284,962	4.00%, 07/01/2044	301,522
1,341,461	4.00%, 02/01/2046	1,413,616
65,320,000	4.00%, 08/01/2047(4)(14)	68,800,328
554,898	4.50%, 02/01/2039	595,729
1,006,307	4.50%, 03/15/2041	1,137,299
5,775,838	4.50%, 05/01/2042	6,215,798
940,900	4.50%, 09/01/2044	1,008,967
6,650,000	4.50%, 08/01/2047(4)(14)	7,132,644
2,431,781	4.75%, 07/15/2039	2,619,939
1,268,966	5.00%, 09/15/2033(5)	267,504
5,825,000	5.00%, 08/01/2047(4)(14)	6,342,879
1,162,551	5.50%, 04/15/2036(5)	235,936
12,577	5.50%, 11/01/2037	14,005
1,404	5.50%, 02/01/2038	1,575
57,518	5.50%, 04/01/2038	64,032
53,453	5.50%, 06/01/2038	59,521
3,091,307	5.50%, 08/01/2038	3,443,427
156,324	5.50%, 05/01/2040	174,244
646,076	5.50%, 08/01/2040	720,012
595,554	5.50%, 06/01/2041	664,006
259,212	6.00%, 01/01/2023	277,597
70,092	6.00%, 11/01/2032	79,689
142,191	6.00%, 11/01/2033	161,343
117,565	6.00%, 02/01/2034	133,401
178,709	6.00%, 07/01/2034	202,786
59,516	6.00%, 08/01/2034	67,534
76,301	6.00%, 09/01/2034	86,549
36,488	6.00%, 01/01/2035	41,007
47,558	6.00%, 03/01/2035	53,894
47,737	6.00%, 05/01/2038	53,650
324,167	6.00%, 06/01/2038	368,148
785,415	6.00%, 05/15/2039	875,123
841,011	6.50%, 07/15/2036	941,551

		331,889,019

	FNMA - 21.3%
$ 131,567	0.00%, 03/25/2036(12)(13)	$112,524
1,102,040	0.00%, 06/25/2036(12)(13)	965,405
3,815,232	1.68%, 04/25/2055(3)(5)	198,350
4,234,174	1.81%, 05/25/2046(3)(5)	215,268
3,262,253	1.88%, 06/25/2055(3)(5)	187,410
3,972,175	1.99%, 08/25/2044(3)(5)	203,668
2,315,488	2.00%, 09/25/2039	2,251,670
862,614	2.50%, 06/25/2028(5)	69,057
13,600,000	2.50%, 08/01/2032(4)(14)	13,713,156
507,225	2.50%, 01/01/2043	492,704
2,666,139	2.50%, 02/01/2043	2,589,982
2,028,010	2.50%, 03/01/2043	1,969,949
1,255,948	2.50%, 04/01/2043	1,219,981
493,650	2.50%, 06/01/2043	479,095
840,835	2.50%, 08/01/2043	815,635
27,597	2.50%, 06/01/2046	26,696
862,034	2.50%, 10/01/2046	833,860
31,408,872	2.50%, 11/01/2046	30,382,386
14,802,275	2.50%, 12/01/2046	14,318,491
8,863,336	2.50%, 01/01/2047	8,574,080

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 4,225,000	2.65%, 06/01/2025	$4,253,694
2,167,839	2.82%, 07/01/2025	2,207,700
1,850,000	2.84%, 12/01/2025	1,873,933
3,900,000	2.93%, 01/01/2027	3,940,648
2,646,373	3.00%, 02/25/2027(5)	220,601
812,297	3.00%, 09/25/2027(5)	79,774
5,374,234	3.00%, 01/25/2028(5)	494,506
2,332,015	3.00%, 02/25/2028(5)	218,164
2,423,071	3.00%, 04/25/2028(5)	230,277
1,175,953	3.00%, 01/01/2030	1,210,279
28,637,031	3.00%, 06/01/2032	29,472,960
28,693,269	3.00%, 07/01/2032	29,530,839
3,519,000	3.00%, 08/01/2032(4)(14)	3,619,759
4,581,369	3.00%, 03/01/2037	4,670,453
20,700,000	3.00%, 08/01/2047(4)(14)	20,732,344
1,508,492	3.02%, 03/01/2027	1,533,876
7,175,317	3.11%, 04/01/2027	7,338,490
3,053,207	3.15%, 04/01/2027	3,131,520
2,315,000	3.16%, 04/01/2027	2,374,775
2,525,186	3.21%, 01/01/2027	2,603,670
258,709	3.24%, 12/01/2026	267,460
95,000	3.29%, 06/01/2029	97,670
669,406	3.30%, 12/01/2026	694,078
557,725	3.41%, 11/01/2024	585,648
2,631,188	3.50%, 05/25/2027(5)	281,132
1,544,094	3.50%, 10/25/2027(5)	180,234
1,368,574	3.50%, 05/25/2030(5)	172,908
531,489	3.50%, 08/25/2030(5)	59,658
1,331,070	3.50%, 02/25/2031(5)	132,214
3,990,000	3.50%, 08/01/2032(4)(14)	4,158,796
970,174	3.50%, 09/25/2035(5)	153,404
1,935,967	3.50%, 10/01/2044	2,003,714
2,145,515	3.50%, 02/01/2045	2,210,401
3,992,402	3.50%, 01/01/2046	4,113,142
4,842,443	3.50%, 02/01/2046	4,988,890
3,917,394	3.50%, 09/01/2046	4,035,865
1,711,340	3.50%, 10/01/2046	1,763,095
808,449	3.50%, 10/25/2046(5)	182,671
1,339,060	3.50%, 11/01/2046	1,386,218
177,100,000	3.50%, 08/01/2047(4)(14)	182,329,976
5,750,000	3.77%, 12/01/2025	6,180,301
140,000	3.86%, 12/01/2025	151,409
231,411	3.87%, 10/01/2025	248,941
304,881	3.89%, 05/01/2030	322,421
133,809	3.96%, 05/01/2034	141,833
83,634	3.97%, 05/01/2029	90,510
946,467	4.00%, 06/01/2025	997,073
3,808,309	4.00%, 05/25/2027(5)	373,637
3,838,091	4.00%, 10/01/2040	4,058,972
1,592,694	4.00%, 11/01/2040	1,684,134
1,180,311	4.00%, 12/01/2040	1,247,997
583,032	4.00%, 02/01/2041	616,683
1,364,448	4.00%, 03/01/2041	1,441,547
633,490	4.00%, 03/25/2042(5)	94,747
3,844,651	4.00%, 05/25/2042(5)	543,037
530,827	4.00%, 08/01/2042	560,790
1,253,892	4.00%, 09/01/2042	1,324,795
363,172	4.00%, 11/25/2042(5)	51,291
315,708	4.00%, 03/01/2045	332,622
1,421,122	4.00%, 07/01/2045	1,511,565
670,919	4.00%, 05/01/2046	706,697
1,454,322	4.00%, 06/01/2046	1,531,877
1,535,884	4.00%, 04/01/2047	1,634,723
6,000,000	4.00%, 08/01/2047(4)(14)	6,316,640
193,221	4.06%, 10/01/2028	211,747
508,344	4.50%, 08/01/2024	535,748

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 45,969	4.50%, 04/01/2025	$48,233
769,991	4.50%, 07/25/2027(5)	84,973
1,104,474	4.50%, 09/01/2035	1,190,398
288,264	4.50%, 08/01/2040	312,531
3,264,747	4.50%, 10/01/2040	3,527,632
1,478,650	4.50%, 10/01/2041	1,600,343
1,278,276	4.50%, 09/01/2043	1,380,621
4,625,000	4.50%, 08/01/2047(4)(14)	4,965,010
3,441	5.00%, 04/01/2018	3,519
9,499	5.00%, 05/01/2018	9,715
62,753	5.00%, 06/01/2018	64,182
5,174	5.00%, 07/01/2018	5,292
31,563	5.00%, 12/01/2019	32,549
202,068	5.00%, 01/01/2022	207,979
370,867	5.00%, 04/25/2038	398,774
443,855	5.46%, 05/25/2042(3)(5)	50,297
2,225	5.50%, 11/01/2018	2,238
43,538	5.50%, 08/01/2019	44,484
41,490	5.50%, 09/01/2019	42,339
46,874	5.50%, 10/01/2019	47,835
8,296	5.50%, 05/01/2020	8,531
443,641	5.50%, 06/01/2022	469,867
204,036	5.50%, 06/01/2033	228,821
798,389	5.50%, 07/01/2033	893,054
62,385	5.50%, 08/01/2033	69,419
2,804,656	5.50%, 11/01/2035	3,139,747
713,211	5.50%, 04/01/2036	798,238
594,734	5.50%, 04/25/2037	661,734
1,147,640	5.50%, 11/01/2037	1,280,955
1,534,539	5.50%, 06/25/2042(5)	330,570
16,104	6.00%, 11/01/2031	18,116
189,836	6.00%, 12/01/2032	217,817
272,131	6.00%, 03/01/2033	310,464
690,768	6.00%, 02/01/2037	786,571
449,914	6.00%, 12/01/2037	509,584
227,385	6.00%, 03/01/2038	258,522
194,411	6.00%, 10/01/2038	220,372
2,407	7.50%, 12/01/2029	2,533
16,242	7.50%, 03/01/2030	19,386
24,615	7.50%, 09/01/2031	26,259

		466,336,044

	GNMA - 10.9%
$ 2,253,214	2.50%, 12/16/2039	$2,276,761
1,205,377	3.00%, 09/20/2028(5)	116,165
233,291	3.00%, 11/15/2042	237,423
647,769	3.00%, 02/16/2043(5)	115,084
209,524	3.00%, 06/15/2043	212,767
176,933	3.00%, 07/15/2043	179,637
248,439	3.00%, 10/15/2044	252,104
268,704	3.00%, 02/15/2045	272,668
163,065	3.00%, 03/15/2045	165,471
807,600	3.00%, 04/15/2045	819,513
204,130	3.00%, 06/15/2045	207,141
7,347,603	3.00%, 07/15/2045	7,455,991
929,631	3.00%, 05/20/2047	850,400
74,225,000	3.00%, 08/01/2047(4)(14)	75,303,578
516,277	3.50%, 02/16/2027(5)	50,759
1,273,113	3.50%, 03/20/2027(5)	133,334
1,627,007	3.50%, 02/20/2041(5)	233,908
2,751,411	3.50%, 04/20/2042(5)	388,861
682,010	3.50%, 05/15/2042	712,582
4,055,403	3.50%, 10/20/2042(5)	773,288
1,704,524	3.50%, 12/15/2042	1,775,318
1,378,174	3.50%, 03/15/2043	1,439,560
1,303,760	3.50%, 04/15/2043	1,361,032

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 4,446,739	3.50%, 05/15/2043	$4,631,672
527,501	3.50%, 05/20/2043(5)	97,542
2,246,923	3.50%, 07/20/2043(5)	339,406
7,090,178	3.50%, 03/20/2047	7,373,551
5,650,597	3.50%, 04/20/2047	5,876,436
11,339,434	3.50%, 05/20/2047	11,792,047
19,300,000	3.50%, 08/01/2047(4)(14)	20,053,906
408,993	4.00%, 12/16/2026(5)	45,663
5,121,452	4.00%, 05/20/2029(5)	572,131
3,208,982	4.00%, 09/20/2040	3,424,516
449,934	4.00%, 10/20/2040	477,509
841,944	4.00%, 12/20/2040	898,248
396,466	4.00%, 05/16/2042(5)	63,945
2,689,078	4.00%, 09/16/2042(5)	743,466
747,285	4.00%, 03/20/2043(5)	169,608
273,586	4.00%, 01/20/2044(5)	58,565
5,211,900	4.00%, 04/20/2047	5,502,555
22,380,000	4.00%, 08/01/2047(4)(14)	23,561,944
7,400,000	4.00%, 09/01/2047(4)(14)	7,780,695
53,767	4.50%, 07/15/2033	57,737
134,082	4.50%, 05/15/2040	145,560
637,626	4.50%, 06/15/2041	694,737
2,099,456	4.50%, 06/20/2044	2,232,386
1,816,580	4.50%, 10/20/2044	1,931,599
1,176,319	4.50%, 04/20/2045(5)	275,092
1,820,557	4.50%, 01/20/2046	1,935,828
20,820,000	4.50%, 08/01/2047(4)(14)	22,108,238
3,272,263	5.00%, 02/16/2040(5)	776,920
1,134,218	5.00%, 06/15/2041	1,248,327
1,579,622	5.00%, 10/16/2041(5)	270,157
1,780,538	5.00%, 03/15/2044	1,954,748
825,813	5.00%, 01/16/2047(5)	208,829
5,200,000	5.00%, 08/01/2047(4)(14)	5,674,297
660,273	5.50%, 05/15/2033	754,077
49,984	5.50%, 06/15/2035	56,325
96,187	5.50%, 04/15/2038	107,326
2,449,835	5.50%, 03/20/2039(5)	568,102
2,296,381	5.50%, 02/16/2047(5)	560,070
1,387,431	5.50%, 02/20/2047(5)	288,844
1,000,000	5.50%, 08/01/2047(4)(14)	1,111,190
76,411	6.00%, 02/15/2029	86,125
162,708	6.00%, 11/15/2032	185,290
148,230	6.00%, 02/15/2033	167,076
52,091	6.00%, 07/15/2033	59,004
65,357	6.00%, 10/15/2034	73,666
595,303	6.00%, 03/15/2036	679,727
6,300	6.00%, 05/15/2036	7,159
163,765	6.00%, 10/15/2036	185,497
73,725	6.00%, 01/15/2037	83,728
170,205	6.00%, 02/15/2037	193,030
307,198	6.00%, 06/15/2037	348,250
119,246	6.00%, 11/15/2037	134,460
75,250	6.00%, 06/15/2038	85,815
234,773	6.00%, 08/15/2038	264,702
246,686	6.00%, 10/15/2038	278,050
254,677	6.00%, 11/15/2038	289,222
159,219	6.00%, 12/15/2038	181,147
112,739	6.00%, 01/15/2039	127,073
6,102	6.00%, 03/15/2039	6,878
687,722	6.00%, 04/15/2039	775,157
453,055	6.00%, 08/15/2039	510,655
21,050	6.00%, 09/15/2039	23,726
64,307	6.00%, 11/15/2039	72,483
29,904	6.00%, 06/15/2040	33,706
2,000,703	6.00%, 09/20/2040(5)	463,157
193,879	6.00%, 12/15/2040	218,528

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 703,257	6.00%, 06/15/2041	$792,669
2,159,662	6.00%, 02/20/2046(5)	526,139
15,657	6.50%, 09/15/2028	17,146
2,688	6.50%, 10/15/2028	2,944
5,217	6.50%, 12/15/2028	5,714
58,059	6.50%, 05/15/2029	67,260
98,814	6.50%, 08/15/2031	109,831
4,678	6.50%, 09/15/2031	5,124
59,232	6.50%, 10/15/2031	64,978
169,985	6.50%, 11/15/2031	187,554
38,258	6.50%, 01/15/2032	42,514
27,480	6.50%, 03/15/2032	30,798
7,587	6.50%, 04/15/2032	8,309
26,708	6.50%, 07/15/2032	29,492

		239,180,922

	Total U.S. Government Agencies (cost $1,034,173,544)	$1,037,405,985

U.S. Government Securities - 11.7%
	U.S. Treasury Securities - 11.7%
	U.S. Treasury Bonds - 4.7%
$ 16,530,000	2.50%, 02/15/2045	$15,268,298
7,800,000	2.50%, 02/15/2046	7,182,396
6,525,000	2.88%, 08/15/2045	6,494,411
7,398,000	2.88%, 11/15/2046	7,354,071
3,440,000	3.00%, 11/15/2044	3,513,502
9,045,000	3.00%, 05/15/2045(15)(16)	9,226,606
31,854,000	3.13%, 08/15/2044(16)	33,311,066
530,000	3.38%, 05/15/2044	579,646
3,560,000	3.63%, 02/15/2044	4,061,319
5,661,000	4.38%, 02/15/2038	7,159,840
7,016,000	4.50%, 02/15/2036	8,998,567

		103,149,722

	U.S. Treasury Notes - 7.0%
70,327,481	0.25%, 01/15/2025(17)	69,483,621
91,000	1.50%, 12/31/2018	91,242
15,355,000	1.50%, 03/31/2023	14,988,522
28,095,000	1.63%, 02/15/2026(16)	26,756,105
32,402,000	2.00%, 11/15/2026(16)	31,653,968
11,200,000	2.25%, 11/15/2025(16)	11,225,379

		154,198,837

		257,348,559

	Total U.S. Government Securities (cost $258,874,247)	$257,348,559

Common Stocks - 0.0%
	Energy - 0.0%
8,492	Templar Energy LLC Class A*(18)(19)	$37,151

	Utilities - 0.0%
350,000	TCEH Corp.*(18)(19)	—
5,836	Vistra Energy Corp.	95,886

		95,886

	Total Common Stocks (cost $174,209)	$133,037

Preferred Stocks - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A 3.50%(3)(6)	$415,342

	Diversified Financials - 0.0%
20,000	Citigroup Capital XIII 7.68%(3)	546,200

	Total Preferred Stocks (cost $889,590)	$961,542

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Total Long-Term Investments (cost $2,746,662,238)		$2,774,712,835
Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.6%
34,848,746	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$34,848,746

	Total Short-Term Investments (cost $34,848,746)		$34,848,746

	Total Investments (cost $2,781,510,984)^	128.0%	$2,809,561,581
	Other Assets and Liabilities	(28.0)%	(614,388,339)

	Total Net Assets	100.0%	$2,195,173,242

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$43,683,738
Unrealized Depreciation	(15,633,141)

Net Unrealized Appreciation	$28,050,597

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $601,617,061, which represented 27.4% of total net assets.
(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $611,871,561 at July 31, 2017.
(5)	Securities disclosed are interest-only strips.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $19,409,304, which represented 0.9% of total net assets.
(8)	The rate shown represents current yield to maturity.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2017.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Securities disclosed are principal-only strips.
(13)	Security is a zero-coupon bond.
(14)	Represents or includes a TBA transaction.
(15)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(16)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(17)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(18)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $37,151, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(19)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
10/16	350,000	TCEH Corp.	$—
09/16	8,492	Templar Energy LLC Class A	72,709

			$72,709

        At July 31, 2017, the aggregate value of these securities was $37,151, which represents 0.0% of total net assets.

Futures Contracts Outstanding at July 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	2,316	09/29/2017	$273,318,550	$273,631,782	$313,232
U.S. Treasury Long Bond Future	326	09/20/2017	49,644,832	49,867,813	222,981
U.S. Ultra Bond Future	39	09/20/2017	6,419,227	6,415,500	(3,727)

Total					$532,486

Short position contracts:
Eurodollar 3-Month Future	844	09/17/2018	$207,379,266	$207,507,950	$(128,684)
Long Gilt Future	303	09/27/2017	50,902,939	50,380,066	522,873
U.S. 10-Year Ultra Future	199	09/20/2017	26,810,888	26,874,328	(63,440)
U.S. Treasury 10-Year Note Future	676	09/20/2017	85,231,748	85,102,063	129,685
U.S. Treasury 2-Year Note Future	659	09/29/2017	142,358,363	142,570,531	(212,168)

Total					$248,266

Total futures contracts					$780,752

TBA Sale Commitments Outstanding at July 31, 2017
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.00%	$29,700,000	08/01/2047	$(29,748,422)	$39,749
FNMA, 2.50%	81,495,000	08/01/2032	(82,173,063)	(375,624)
FNMA, 2.50%	56,400,000	08/01/2047	(54,520,735)	(222,516)
FNMA, 3.00%	54,355,000	08/01/2047	(54,439,930)	(433,909)
FNMA, 4.50%	14,200,000	08/01/2047	(15,243,922)	—
FNMA, 5.50%	5,700,000	08/01/2047	(6,308,177)	(12,349)

Total (proceeds $241,429,600)			$(242,434,249)	$(1,004,649)

At July 31, 2017, the aggregate market value of TBA Sale Commitments represents (11.0)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06	MSC	USD	992,746	(0.32%)	07/25/45	$183,405	$—	$147,609	$(35,796)
ABX.HE.AAA.06	CSI	USD	33,947	(0.18%)	07/25/45	509	—	630	121
ABX.HE.AAA.06	JPM	USD	6,172	(0.18%)	07/25/45	133	—	115	(18)
ABX.HE.AAA.06	MSC	USD	104,310	(0.18%)	07/25/45	2,276	—	1,994	(282)
ABX.HE.AAA.06	GSC	USD	46,909	(0.18%)	07/25/45	4,222	—	871	(3,351)

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

ABX.HE.AAA.07	GSC	USD	173,184	(0.09%)	08/25/37	$38,472	$—	$16,653	$(21,819)
ABX.HE.AAA.07	JPM	USD	162,793	(0.09%)	08/25/37	38,389	—	15,666	(22,723)
ABX.HE.AAA.07	GSC	USD	758,545	(0.09%)	08/25/37	169,373	—	72,940	(96,433)
ABX.HE.AAA.07	MSC	USD	1,385,470	(0.09%)	08/25/37	327,542	—	133,327	(194,215)
ABX.HE.AAA.07	CSI	USD	1,645,245	(0.09%)	08/25/37	422,398	—	158,202	(264,196)
ABX.HE.PENAAA.06	MSC	USD	347,601	(0.11%)	05/25/46	39,373	—	32,146	(7,227)
ABX.HE.PENAAA.06	JPM	USD	1,148,659	(0.11%)	05/25/46	129,799	—	106,222	(23,577)
ABX.HE.PENAAA.06	GSC	USD	926,702	(0.11%)	05/25/46	231,676	—	85,613	(146,063)
CMBX.NA.A.7	MSC	USD	410,000	(2.00%)	01/17/47	5,524	—	6,429	905
CMBX.NA.A.7	JPM	USD	1,235,000	(2.00%)	01/17/47	47,226	—	19,365	(27,861)
CMBX.NA.A.9	DEUT	USD	165,000	(2.00%)	09/17/58	3,920	—	4,338	418
CMBX.NA.A.9	MSC	USD	1,940,000	(2.00%)	09/17/58	67,729	—	51,219	(16,510)
CMBX.NA.A.9	DEUT	USD	760,000	(2.00%)	09/17/58	38,240	—	20,023	(18,217)
CMBX.NA.A.9	MSC	USD	1,170,000	(2.00%)	09/17/58	51,531	—	30,890	(20,641)
CMBX.NA.AA.7	CSI	USD	870,000	(1.50%)	01/17/47	—	(4,040)	(4,170)	(130)
CMBX.NA.AA.7	MSC	USD	1,475,000	(1.50%)	01/17/47	17,084	—	(7,010)	(24,094)
CMBX.NA.AA.7	CSI	USD	1,070,000	(1.50%)	01/17/47	32,983	—	(5,129)	(38,112)
CMBX.NA.AA.7	CSI	USD	1,850,000	(1.50%)	01/17/47	57,026	—	(8,869)	(65,895)
CMBX.NA.AA.7	CSI	USD	1,850,000	(1.50%)	01/17/47	57,026	—	(8,869)	(65,895)
CMBX.NA.AA.7	CSI	USD	2,140,000	(1.50%)	01/17/47	65,966	—	(10,259)	(76,225)
CMBX.NA.AA.8	DEUT	USD	310,000	(1.50%)	10/17/57	4,021	—	4,108	87
CMBX.NA.AA.8	MSC	USD	925,000	(1.50%)	10/17/57	36,936	—	12,257	(24,679)
CMBX.NA.AAA.8	MSC	USD	1,410,000	(0.50%)	10/17/57	12,428	—	2,783	(9,645)
CMBX.NA.AAA.9	CSI	USD	1,275,000	(0.50%)	09/17/58	14,037	—	10,637	(3,400)
CMBX.NA.AAA.9	MSC	USD	1,420,000	(0.50%)	09/17/58	20,454	—	11,866	(8,588)
CMBX.NA.AJ.4	CBK	USD	685,740	(0.96%)	02/17/51	120,041	—	95,018	(25,023)
CMBX.NA.AS.7	GSC	USD	715,000	(1.00%)	01/17/47	19,940	—	(5,686)	(25,626)
CMBX.NA.AS.7	CSI	USD	3,220,000	(1.00%)	01/17/47	57,937	—	(25,696)	(83,633)
CMBX.NA.AS.8	DEUT	USD	245,000	(1.00%)	10/17/57	—	(440)	(720)	(280)
CMBX.NA.AS.8	DEUT	USD	730,000	(1.00%)	10/17/57	53,012	—	(2,144)	(55,156)
CMBX.NA.BB.8	CSI	USD	1,085,000	(5.00%)	10/17/57	253,317	—	262,273	8,956
CMBX.NA.BB.8	JPM	USD	610,000	(5.00%)	10/17/57	142,418	—	147,453	5,035
CMBX.NA.BB.8	JPM	USD	605,000	(5.00%)	10/17/57	144,964	—	146,244	1,280
CMBX.NA.BB.8	CSI	USD	440,000	(5.00%)	10/17/57	105,429	—	106,360	931
CMBX.NA.BB.9	JPM	USD	430,000	(5.00%)	09/17/58	82,522	—	74,937	(7,585)
CMBX.NA.BB.9	CSI	USD	2,680,000	(5.00%)	09/17/58	559,390	—	467,056	(92,334)
CMBX.NA.BBB.10	MSC	USD	815,000	(3.00%)	11/17/59	53,074	—	84,157	31,083
CMBX.NA.BBB.10	MSC	USD	1,130,000	(3.00%)	11/17/59	87,911	—	116,685	28,774
CMBX.NA.BBB.10	MSC	USD	830,000	(3.00%)	11/17/59	81,237	—	85,706	4,469
CMBX.NA.BBB.10	DEUT	USD	235,000	(3.00%)	11/17/59	22,507	—	24,227	1,720
CMBX.NA.BBB.7	GSC	USD	605,000	(3.00%)	01/17/47	51,498	—	53,253	1,755
CMBX.NA.BBB.7	CSI	USD	1,490,000	(3.00%)	01/17/47	142,792	—	131,151	(11,641)
CMBX.NA.BBB.7	CSI	USD	1,740,000	(3.00%)	01/17/47	166,750	—	153,156	(13,594)
CMBX.NA.BBB.7	MSC	USD	1,360,000	(3.00%)	01/17/47	138,003	—	119,708	(18,295)
CMBX.NA.BBB.7	MSC	USD	2,110,000	(3.00%)	01/17/47	155,878	—	186,075	30,197
CMBX.NA.BBB.7	CSI	USD	2,070,000	(3.00%)	01/17/47	174,557	—	182,203	7,646
CMBX.NA.BBB.7	MSC	USD	820,000	(3.00%)	01/17/47	67,063	—	72,177	5,114
CMBX.NA.BBB.7	DEUT	USD	655,000	(3.00%)	01/17/47	54,060	—	57,653	3,593
CMBX.NA.BBB.7	DEUT	USD	25,000	(3.00%)	01/17/47	1,802	—	2,201	399
CMBX.NA.BBB.7	CSI	USD	725,000	(3.00%)	01/17/47	64,168	—	63,815	(353)
CMBX.NA.BBB.7	DEUT	USD	600,000	(3.00%)	01/17/47	56,417	—	52,813	(3,604)
CMBX.NA.BBB.7	GSC	USD	1,635,000	(3.00%)	01/17/47	150,465	—	143,915	(6,550)
CMBX.NA.BBB.7	DEUT	USD	625,000	(3.00%)	01/17/47	76,666	—	55,013	(21,653)
CMBX.NA.BBB.7	GSC	USD	595,000	(3.00%)	01/17/47	81,868	—	52,373	(29,495)
CMBX.NA.BBB.7	MSC	USD	4,340,000	(3.00%)	01/17/47	415,955	—	382,011	(33,944)
CMBX.NA.BBB.9	MSC	USD	520,000	(3.00%)	09/17/58	56,471	—	59,171	2,700
CMBX.NA.BBB.9	DEUT	USD	235,000	(3.00%)	09/17/58	24,306	—	26,702	2,396
CMBX.NA.BBB.9	JPM	USD	885,000	(3.00%)	09/17/58	100,795	—	100,704	(91)
CMBX.NA.BBB.9	GSC	USD	1,450,000	(3.00%)	09/17/58	165,598	—	164,995	(603)
CMBX.NA.BBB.9	MSC	USD	1,625,000	(3.00%)	09/17/58	193,011	—	184,638	(8,373)
CMBX.NA.BBB.9	MSC	USD	3,785,000	(0.50%)	09/17/58	47,328	—	31,628	(15,700)
CMBX.NA.BBB.9	DEUT	USD	2,245,000	(3.00%)	09/17/58	273,957	—	255,458	(18,499)
CMBX.NA.BBB.9	JPM	USD	2,425,000	(3.00%)	09/17/58	301,113	—	275,940	(25,173)

Total						$6,863,918	$(4,480)	$5,284,220	$(1,575,218)

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Sell protection:
ABX.HE.PENAAA.06	BCLY	USD	2,422,965	0.11%	05/25/46	$—	$(66,336)	$(224,078)	$(157,742)
CMBX.NA.A.6	MSC	USD	60,000	2.00%	05/11/63	—	(1,350)	(1,674)	(324)
CMBX.NA.A.6	GSC	USD	1,210,000	2.00%	05/11/63	15,795	—	(33,758)	(49,553)
CMBX.NA.AJ.4	GSC	USD	685,740	0.96%	02/17/51	—	(116,689)	(95,055)	21,634
CMBX.NA.AS.7	CSI	USD	1,200,000	1.00%	01/17/47	—	(2,183)	9,576	11,759
CMBX.NA.BB.6	GSC	USD	1,715,000	5.00%	05/11/63	—	(314,272)	(323,347)	(9,075)
CMBX.NA.BB.6	CSI	USD	2,680,000	5.00%	05/11/63	—	(559,916)	(506,033)	53,883
CMBX.NA.BB.6	CSI	USD	1,540,000	5.00%	05/11/63	—	(310,525)	(290,780)	19,745
CMBX.NA.BB.6	CSI	USD	1,080,000	5.00%	05/11/63	—	(211,748)	(203,624)	8,124
CMBX.NA.BB.6	CSI	USD	952,000	5.00%	05/11/63	—	(173,970)	(179,491)	(5,521)
CMBX.NA.BB.6	GSC	USD	485,000	5.00%	05/11/63	—	(82,187)	(91,577)	(9,390)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	—	(334,417)	(345,030)	(10,613)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	—	(334,417)	(345,030)	(10,613)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	—	(334,417)	(345,030)	(10,613)
CMBX.NA.BB.6	CSI	USD	1,835,000	5.00%	05/11/63	—	(335,330)	(345,972)	(10,642)
CMBX.NA.BB.6	CSI	USD	935,000	5.00%	05/11/63	—	(164,193)	(176,286)	(12,093)
CMBX.NA.BB.6	MSC	USD	545,000	5.00%	05/11/63	—	(89,921)	(102,905)	(12,984)
CMBX.NA.BB.6	JPM	USD	605,000	5.00%	05/11/63	—	(97,981)	(114,235)	(16,254)
CMBX.NA.BB.6	MSC	USD	3,490,000	5.00%	05/11/63	—	(637,804)	(658,006)	(20,202)
CMBX.NA.BB.6	JPM	USD	610,000	5.00%	05/11/63	—	(90,001)	(115,187)	(25,186)
CMBX.NA.BB.6	CSI	USD	1,085,000	5.00%	05/11/63	—	(160,083)	(204,868)	(44,785)
CMBX.NA.BB.6	GSC	USD	941,000	5.00%	05/11/63	—	(108,498)	(177,417)	(68,919)
CMBX.NA.BB.6	GSC	USD	1,870,000	5.00%	05/11/63	—	(203,185)	(352,571)	(149,386)
CMBX.NA.BB.8	MSC	USD	3,099,000	5.00%	10/17/57	—	(861,221)	(748,250)	112,971
CMBX.NA.BB.8	MSC	USD	1,485,000	5.00%	10/17/57	—	(424,301)	(358,551)	65,750
CMBX.NA.BB.8	CSI	USD	1,675,000	5.00%	10/17/57	—	(465,456)	(404,427)	61,029
CMBX.NA.BB.8	CSI	USD	1,660,000	5.00%	10/17/57	—	(461,288)	(400,805)	60,483
CMBX.NA.BB.8	GSC	USD	1,625,000	5.00%	10/17/57	—	(449,523)	(392,355)	57,168
CMBX.NA.BB.8	MSC	USD	1,270,000	5.00%	10/17/57	—	(362,341)	(306,640)	55,701
CMBX.NA.BB.8	GSC	USD	890,000	5.00%	10/17/57	—	(261,306)	(214,889)	46,417
CMBX.NA.BB.8	GSC	USD	380,000	5.00%	10/17/57	—	(124,982)	(91,751)	33,231
CMBX.NA.BB.8	CSI	USD	725,000	5.00%	10/17/57	—	(201,466)	(175,050)	26,416
CMBX.NA.BB.8	JPM	USD	460,000	5.00%	10/17/57	—	(100,930)	(111,066)	(10,136)
CMBX.NA.BB.8	GSC	USD	465,000	5.00%	10/17/57	—	(73,655)	(112,274)	(38,619)
CMBX.NA.BB.8	MLI	USD	400,000	5.00%	10/17/57	—	(47,286)	(96,580)	(49,294)
CMBX.NA.BB.8	GSC	USD	600,000	5.00%	10/17/57	—	(94,120)	(144,870)	(50,750)
CMBX.NA.BB.8	MLI	USD	885,000	5.00%	10/17/57	—	(110,796)	(213,682)	(102,886)
CMBX.NA.BB.8	GSC	USD	835,000	5.00%	10/17/57	—	(96,223)	(201,610)	(105,387)
CMBX.NA.BB.8	MLI	USD	905,000	5.00%	10/17/57	—	(81,179)	(218,512)	(137,333)
CMBX.NA.BB.8	BOA	USD	1,100,000	5.00%	10/17/57	—	(75,281)	(265,594)	(190,313)
CMBX.NA.BB.9	GSC	USD	885,000	5.00%	09/17/58	—	(241,646)	(153,987)	87,659
CMBX.NA.BB.9	MLI	USD	440,000	5.00%	09/17/58	—	(121,376)	(76,559)	44,817
CMBX.NA.BB.9	JPM	USD	470,000	5.00%	09/17/58	—	(126,163)	(81,778)	44,385
CMBX.NA.BB.9	GSC	USD	440,000	5.00%	09/17/58	—	(120,140)	(76,558)	43,582
CMBX.NA.BB.9	GSC	USD	440,000	5.00%	09/17/58	—	(119,103)	(76,558)	42,545
CMBX.NA.BB.9	MLI	USD	435,000	5.00%	09/17/58	—	(116,768)	(75,689)	41,079
CMBX.NA.BBB.6	MSC	USD	360,000	3.00%	05/11/63	—	(31,504)	(40,626)	(9,122)
CMBX.NA.BBB.6	CSI	USD	815,000	3.00%	05/11/63	—	(115,867)	(92,110)	23,757
CMBX.NA.BBB.6	GSC	USD	2,790,000	3.00%	05/11/63	—	(315,666)	(315,088)	578
PrimeX.ARM.2	MSC	USD	1,314,776	4.58%	12/25/37	47,119	—	18,427	(28,692)
PrimeX.ARM.2	JPM	USD	225,240	4.58%	12/25/37	9,263	—	2,301	(6,962)

Total						$72,177	$(10,329,010)	$(10,647,509)	$(390,676)

Total traded indices						$6,936,095	$(10,333,490)	$(5,363,289)	$(1,965,894)

Credit default swaps on single-name issues:
Sell protection:
Anadarko Petroleum Corp.	MSC	USD	2,840,000	1.00%/1.40%	06/20/22	$—	$(124,398)	$(48,467)	$75,931
Republic of Turkey	BCLY	USD	1,802,000	1.00%/1.81%	06/20/22	—	(75,866)	(64,483)	11,383
Republic of Turkey	MSC	USD	910,000	1.00%/1.81%	06/20/22	—	(41,202)	(32,564)	8,638
United Mexican States	BOA	USD	1,953,000	1.00%/1.02%	06/20/22	—	(16,061)	(6)	16,055
United Mexican States	MSC	USD	870,000	1.00%/1.02%	06/20/22	—	(6,155)	(2)	6,153

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Total	$—	$(263,682)	$(145,522)	$118,160

Total single-name issues	$—	$(263,682)	$(145,522)	$118,160

Total OTC contracts	$6,936,095	$(10,597,172)	$(5,508,811)	$(1,847,734)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	24,833,000	(1.00%)	06/20/22	$(1,041,775)	$(960,597)	$81,178
CDX.NA.HY.28	USD	49,150,000	(5.00%)	06/20/22	(3,273,337)	(3,919,554)	(646,217)
CDX.NA.IG.28	USD	48,985,000	(1.00%)	06/20/22	(885,570)	(1,015,105)	(129,535)
ITRAXX.EUR.27	EUR	29,148,000	(1.00%)	06/20/22	(601,775)	(824,349)	(222,574)

Total					$(5,802,457)	$(6,719,605)	$(917,148)

Total					$(5,802,457)	$(6,719,605)	$(917,148)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BOA	1.82% Fixed	CPURNSA	USD	22,955,000	09/22/25	$—	$—	$220,597	$220,597

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	1.00% Fixed	USD	6,875,000	09/29/26	$191,022	$—	$514,084	$323,062
12M Federal Funds Rate	1.63% Fixed	USD	10,705,000	11/14/26	—	—	199,732	199,732
3M USD LIBOR	2.14% Fixed	USD	5,800,000	05/15/24	—	—	(27,580)	(27,580)
3M USD LIBOR	2.20% Fixed	USD	5,775,000	05/15/24	—	—	(49,096)	(49,096)
3M USD LIBOR	2.20% Fixed	USD	5,795,000	05/15/24	—	—	(49,266)	(49,266)
3M USD LIBOR	2.12% Fixed	USD	16,575,000	06/07/27	—	—	148,191	148,191
3M USD LIBOR	2.12% Fixed	USD	16,640,000	06/07/27	—	—	144,200	144,200
3M USD LIBOR	2.12% Fixed	USD	14,580,000	06/07/27	—	—	$135,697	135,697
3M USD LIBOR	2.12% Fixed	USD	14,635,000	06/07/27	—	—	130,176	130,176
3M USD LIBOR	2.28% Fixed	USD	17,400,000	07/14/27	—	—	(60,550)	(60,550)

Total					$191,022	$—	$1,085,588	$894,566

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
ARS	Buy	09/20/17	BOA	$4,768,399	$4,584,034	$(184,365)
ARS	Sell	09/20/17	BNP	1,933,017	1,788,195	144,822
ARS	Sell	09/20/17	BOA	2,895,051	2,795,839	99,212
BRL	Buy	09/05/17	GSC	2,911,127	3,004,585	93,458
BRL	Buy	09/05/17	GSC	47,190	48,394	1,204
BRL	Sell	09/05/17	GSC	2,897,154	3,052,979	(155,825)
CNH	Buy	09/20/17	GSC	14,016,000	14,201,691	185,691
CNH	Sell	09/20/17	UBS	7,008,000	7,080,275	(72,275)
CNH	Sell	09/20/17	UBS	7,008,000	7,107,287	(99,287)
EGP	Buy	03/06/18	GSC	109,053	108,325	(728)
EGP	Buy	03/06/18	GSC	136,676	135,406	(1,270)
EGP	Buy	03/06/18	CBK	307,116	297,841	(9,275)
EGP	Buy	03/29/18	CBK	829,852	845,433	15,581
EGP	Sell	03/06/18	GSC	533,145	541,572	(8,427)
EGP	Sell	03/29/18	GSC	833,674	845,432	(11,758)
EUR	Buy	09/20/17	NAB	1,195,151	1,238,138	42,987
EUR	Sell	08/31/17	BCLY	270,431	272,753	(2,322)
EUR	Sell	08/31/17	DEUT	5,769,825	5,874,852	(105,027)
EUR	Sell	09/20/17	HSBC	1,173,312	1,238,138	(64,826)
GBP	Sell	08/31/17	DEUT	785,950	795,164	(9,214)
JPY	Sell	10/10/17	BCLY	21,811,271	22,384,288	(573,017)
MXN	Buy	09/20/17	GSC	84,540	83,561	(979)
MXN	Buy	09/20/17	CIB	4,054,980	4,046,961	(8,019)
MXN	Sell	09/20/17	RBC	4,063,005	4,130,522	(67,517)
RON	Buy	08/28/17	CBK	3,757,587	4,133,172	375,585
RON	Buy	08/28/17	CBK	54,480	59,750	5,270
RON	Sell	08/28/17	BNP	1,548,757	1,578,191	(29,434)
RON	Sell	08/28/17	JPM	2,568,913	2,614,732	(45,819)

Total						$(485,574)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
CNH	Chinese Renminbi
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

MXN	Mexican Peso
RON	New Romanian Leu
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx - Europe
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$634,500,092	$—	$634,500,092	$—
Corporate Bonds	667,199,246	—	667,199,246	—
Foreign Government Obligations	58,861,440	—	58,861,440	—
Municipal Bonds	32,284,228	—	32,284,228	—
Senior Floating Rate Interests	86,018,706	—	86,018,706	—
U.S. Government Agencies	1,037,405,985	—	1,037,405,985	—
U.S. Government Securities	257,348,559	—	257,348,559	—
Common Stocks
Energy	37,151	—	—	37,151
Utilities	95,886	95,886	—	—
Preferred Stocks	961,542	961,542	—	—
Short-Term Investments	34,848,746	34,848,746	—	—
Foreign Currency Contracts(2)	963,810	—	963,810	—
Futures Contracts(2)	1,188,771	1,188,771	—	—
Swaps - Credit Default(2)	1,299,630	—	1,299,630	—
Swaps - Interest Rate(2)	1,301,655	—	1,301,655	—

Total	$2,814,315,447	$37,094,945	$2,777,183,351	$37,151

Liabilities
Foreign Currency Contracts(2)	$(1,449,384)	$—	$(1,449,384)	$—
Futures Contracts(2)	(408,019)	(408,019)	—	—
Swaps - Credit Default(2)	(4,064,512)	—	(4,064,512)	—
Swaps - Interest Rate(2)	(186,492)	—	(186,492)	—
TBA Sale Commitments	(242,434,249)	—	(242,434,249)	—

Total	$(248,542,656)	$(408,019)	$(248,134,637)	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 0.1%
	Energy - 0.0%
2,426	Templar Energy LLC Class A*(1)(2)	$10,615

	Utilities - 0.1%
100,000	TCEH Corp.*(1)(2)	—
1,667	Vistra Energy Corp.	27,389

		27,389

	Total Common Stocks (cost $49,774)	$38,004

Asset & Commercial Mortgage Backed Securities - 38.9%
	Asset-Backed - Automobile - 0.3%
$ 160,731	Honor Automobile Trust Securitization 2.94%11/15/2019(3)	161,252

	Asset-Backed - Finance & Insurance - 19.4%
	Apidos CLO
390,000	2.63%, 01/16/2027(3)(4)	390,455
415,000	2.73%, 07/18/2027(3)(4)	418,430
250,000	Atrium CDO Corp. 4.30%07/16/2025(3)(4)	252,039
	Avery Point CLO Ltd.
330,000	2.42%, 01/18/2025(3)(4)	329,833
270,000	2.62%, 08/05/2027(3)(4)	270,652
425,000	Babson CLO Ltd. 2.74%04/20/2027(3)(4)	426,112
	Bayview Opportunity Master Fund Trust
106,255	3.50%, 01/28/2055(3)(4)	109,289
177,069	3.50%, 06/28/2057(3)(4)	182,511
95,021	4.00%, 11/28/2053(3)(4)	98,967
182,560	4.00%, 10/28/2064(3)(4)	190,293
270,000	Carlyle Global Market Strategies CLO Ltd. 2.79%04/27/2027(3)(4)	270,350
444,948	Cent CLO Ltd. 2.42%08/01/2024(3)(4)	444,901
395,000	CIFC Funding Ltd. 2.39%05/24/2026(3)(4)	395,437
262,604	Dryden Senior Loan Fund 2.47%11/15/2023(3)(4)	262,618
20,561	Equity One Mortgage Pass-Through Trust 5.46%12/25/2033(4)	13,293
383,739	Galaxy CLO Ltd. 2.55%04/15/2025(3)(4)	384,041
	Lendmark Funding Trust
125,000	2.83%, 12/22/2025(3)	125,255
155,000	3.26%, 04/21/2025(3)	155,930
45,120	Long Beach Asset Holdings Corp. 5.78%04/25/2046(1)(2)(3)(5)	—
250,000	Madison Park Funding Ltd. 2.59%10/23/2025(3)(4)	250,212
480,000	Magnetite Ltd. 2.31%07/25/2026(3)(4)	479,759
100,000	Nationstar HECM Loan Trust 2.94%05/25/2027(3)	99,902
	NRZ Advance Receivables Trust
420,000	3.11%, 12/15/2050(3)	422,010
370,000	3.21%, 02/15/2051(3)	374,343
275,000	Oaktree EIF Ltd. 2.73%02/15/2026(3)(4)	275,031
375,000	OCP CLO Ltd. 2.83%04/17/2027(3)(4)	375,168
420,000	OneMain Financial Issuance Trust 4.10%03/20/2028(3)	428,515
360,000	OZLM Ltd. 2.62%04/30/2027(3)(4)	362,146

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 325,000	Race Point CLO Ltd. 2.81%04/15/2027(3)(4)	$325,145
	SoFi Consumer Loan Program LLC
110,000	2.50%, 05/26/2026(3)	109,810
93,849	2.77%, 05/25/2026(3)	94,676
117,921	3.05%, 12/26/2025(3)	119,278
111,429	3.09%, 10/27/2025(3)	112,745
148,610	3.28%, 01/26/2026(3)	150,584
	Sound Point CLO Ltd.
250,000	2.41%, 01/21/2026(3)(4)	249,874
270,000	2.83%, 04/15/2027(3)(4)	270,600
250,000	5.90%, 07/15/2025(3)(4)	248,206
	Springleaf Funding Trust
310,000	2.68%, 07/15/2030(3)	311,630
165,000	2.90%, 11/15/2029(3)	166,008
355,000	SPS Servicer Advance Receivables Trust 2.75%11/15/2049(3)	356,022
395,000	Symphony CLO Ltd. 2.48%10/17/2026(3)(4)	395,963
	Towd Point Mortgage Trust
384,961	2.75%, 10/25/2056(3)(4)	385,379
96,180	2.75%, 04/25/2057(3)(4)	97,107
200,000	2.75%, 06/25/2057(3)(4)	201,899
270,000	Venture CLO Ltd. 2.79%07/15/2027(3)(4)	269,979
111,113	VOLT LX LLC 3.25%04/25/2059(3)(6)	111,396
	Voya CLO Ltd.
350,000	2.75%, 10/14/2026(3)(4)	350,000
255,000	2.78%, 04/18/2027(3)(4)	255,001

		12,368,794

	Asset-Backed - Home Equity - 4.0%
	GSAA Home Equity Trust
111,077	1.30%, 12/25/2046(4)	63,169
378,193	1.31%, 02/25/2037(4)	211,051
259,183	1.41%, 11/25/2036(4)	130,043
24,719	1.53%, 03/25/2036(4)	18,022
122,788	1.55%, 04/25/2047(4)	84,644
56,984	5.88%, 09/25/2036(6)	28,929
338,728	5.99%, 06/25/2036(4)	181,703
447,714	Morgan Stanley Mortgage Loan Trust 1.40%11/25/2036(4)	187,815
22,008	Nationstar NIM Ltd. 9.79%03/25/2037(1)(2)(3)(5)	—
	New Residential Mortgage Loan Trust
320,000	2.73%, 07/25/2056	327,578
305,868	4.00%, 02/25/2057(3)(4)	320,272
437,000	NRZ Advance Receivables Trust 2.58%10/15/2049(3)	435,093
23,050	Renaissance Home Equity Loan Trust 6.12%11/25/2036(6)	14,318
685,063	Soundview Home Loan Trust 1.47%07/25/2036(4)	534,445

		2,537,082

	Collateralized - Mortgage Obligations - 0.2%
139,845	COLT Mortgage Loan Trust 2.61%05/27/2047(3)(4)	140,536

	Commercial Mortgage - Backed Securities - 4.7%
90,000	Banc of America Commercial Mortgage Trust 3.12%09/15/2048(3)(4)	55,699
100,000	Bear Stearns Commercial Mortgage Securities Trust 5.11%10/12/2042(4)	95,494
200,000	Commercial Mortgage Pass-Through Certificates 4.75%10/15/2045(3)(4)	127,528

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Commercial Mortgage Trust
$ 499,833	1.96%, 07/10/2046(3)(4)(7)	$22,914
65,000	4.57%, 10/15/2045(3)(4)	29,034
90,521	Credit Suisse First Boston Mortgage Securities Corp. 4.88%04/15/2037	89,188
	FREMF Mortgage Trust
90,000	3.88%, 02/25/2024(3)(4)	84,778
50,000	3.97%, 07/25/2049(3)(4)	48,245
215,000	3.98%, 03/25/2027(3)(4)	203,773
80,000	4.21%, 05/25/2027(3)(4)	75,997
	GS Mortgage Securities Trust
4,588,411	0.19%, 07/10/2046(4)(7)	23,221
392,368	1.36%, 08/10/2044(3)(4)(7)	17,287
100,166	3.67%, 04/10/2047(3)	36,003
395,000	4.83%, 11/10/2045(3)(4)	375,758
175,000	4.86%, 04/10/2047(3)(4)	140,365
	JP Morgan Chase Commercial Mortgage Securities Trust
190,000	2.73%, 10/15/2045(3)(4)	80,262
765,000	5.41%, 08/15/2046(3)(4)	778,790
100,000	Morgan Stanley Capital I Trust 5.16%07/15/2049(3)(4)	84,792
50,000	Morgan Stanley Capital Trust 5.33%10/12/2052(3)(4)	23,127
160,000	VNDO Mortgage Trust 3.95%12/13/2029(3)(4)	164,360
15,000	Wells Fargo Commercial Mortgage Trust 4.10%05/15/2048(4)	13,181
	WF-RBS Commercial Mortgage Trust
235,599	3.02%, 11/15/2047(3)	99,615
375,000	4.80%, 11/15/2045(3)(4)	310,361
45,000	5.00%, 06/15/2044(3)(4)	37,414

		3,017,186

	Whole Loan Collateral CMO - 10.2%
	Alternative Loan Trust
63,611	1.55%, 11/25/2035(4)	54,674
224,651	5.75%, 05/25/2036	173,341
207,990	6.00%, 05/25/2036	174,510
	Angel Oak Mortgage Trust LLC
130,049	2.48%, 07/25/2047(3)(4)	130,045
52,960	3.64%, 01/25/2047(3)(4)	53,093
203,269	Banc of America Mortgage Trust 3.22%09/25/2035(4)	195,001
143,299	Bear Stearns Alt-A Trust 1.73%01/25/2036(4)	143,712
102,607	Bear Stearns Mortgage Funding Trust 1.41%10/25/2036(4)	91,041
350,000	Chase Mortgage Finance Trust 5.50%11/25/2035	334,476
	CHL Mortgage Pass-Through Trust
11,885	1.91%, 03/25/2035(4)	10,665
188,583	3.18%, 09/25/2047(4)	175,423
140,000	Connecticut Avenue Securities 5.48%04/25/2029(4)	157,257
134,189	CSMC Trust 3.25%04/25/2047(3)(4)	135,261
	Deephaven Residential Mortgage Trust
115,158	2.45%, 06/25/2047(3)(4)	114,881
84,605	3.49%, 12/26/2046(3)(4)	84,656
	Fannie Mae Connecticut Avenue Securities
100,000	4.78%, 07/25/2029(4)	107,224
195,000	5.58%, 05/25/2029(4)	217,140
143,844	GreenPoint Mortgage Funding Trust 2.13%10/25/2045(4)	111,934
	HarborView Mortgage Loan Trust
50,065	1.42%, 01/19/2038(4)	47,033

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 21,578	2.23%, 10/25/2037(4)	$21,010
280,845	IndyMac Index Mortgage Loan Trust 1.63%07/25/2046(4)	199,492
	JP Morgan Mortgage Trust
86,919	3.04%, 11/25/2035(4)	83,569
313,196	3.37%, 05/25/2036(4)	289,565
86,765	3.46%, 04/25/2037(4)	78,022
	LSTAR Securities Investment Trust
126,482	3.23%, 09/01/2021(3)(4)	126,874
255,328	3.23%, 02/01/2022(3)(4)	253,936
89,867	3.23%, 04/01/2022(3)(4)	88,569
53,492	Luminent Mortgage Trust 1.43%10/25/2046(4)	50,250
95,630	MFA Trust 2.59%02/25/2057(3)(4)	95,546
417,000	Mortgage Repurchase Agreement Financing Trust 2.39%06/10/2019(3)(4)	416,344
	New Residential Mortgage Loan Trust
206,349	3.75%, 11/26/2035(3)(4)	214,883
188,429	3.75%, 11/25/2056(3)(4)	195,734
298,369	4.00%, 03/25/2057(3)(4)	310,754
222,223	4.00%, 04/25/2057(3)(4)	231,668
272,136	4.00%, 05/25/2057(3)(4)	284,511
349,508	Structured Asset Mortgage Investments Trust 1.46%02/25/2036(4)	310,851
	Towd Point Mortgage Trust
182,060	2.25%, 04/25/2056(3)(4)	181,684
151,803	2.75%, 08/25/2055(3)(4)	153,415
46,282	WaMu Mortgage Pass-Through Certificates Trust 1.65%06/25/2044(4)	44,727
90,495	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.32%02/25/2037(4)	63,693
34,672	Wells Fargo Alternative Loan Trust 3.29%12/28/2037(4)	33,925
	Wells Fargo Commercial Mortgage Trust
265,000	2.88%, 05/15/2048(3)(4)	166,794
115,000	3.36%, 09/15/2058(3)	70,793

		6,477,976

	Whole Loan Collateral PAC - 0.1%
57,419	Alternative Loan Trust 1.73%12/25/2035(4)	41,703

	Total Asset & Commercial Mortgage Backed Securities (cost $24,946,343)	$24,744,529

Corporate Bonds - 7.9%
	Commercial Banks - 4.5%
EUR 200,000	Banco Bilbao Vizcaya Argentaria S.A. 7.00%02/19/2019(4)(8)(9)	$248,598
300,000	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 8.13%10/30/2023(9)	474,261
	Credit Agricole S.A.
400,000	4.75%, 09/27/2048(4)	536,839
$ 200,000	8.13%, 12/23/2025(3)(4)(8)	238,750
350,000	Credit Suisse Group AG 6.25%12/18/2024(4)(8)(9)	375,706
245,000	Goldman Sachs Group, Inc. 5.15%05/22/2045	276,831
200,000	HSBC Holdings plc 6.00%05/22/2027(4)(8)	209,770
275,000	Societe Generale S.A. 7.38%09/13/2021(3)(4)(8)	300,438
200,000	UBS Group AG 7.00%02/19/2025(4)(8)(9)	224,250

		2,885,443

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Commercial Services - 0.5%
$ 329,000	Acwa Power Management And Investments One Ltd. 5.95%12/15/2039(3)	$333,001

	Engineering & Construction - 0.9%
	SBA Tower Trust
265,000	3.17%, 04/09/2047(3)	266,708
310,000	3.60%, 04/09/2043(3)	310,168

		576,876

	Insurance - 0.7%
400,000	Demeter Investments B.V. for Swiss Re Ltd. 5.75%08/15/2050(4)(9)	440,000

	Iron/Steel - 0.3%
200,000	Koks OAO Via Koks Finance DAC 7.50%05/04/2022(3)	206,091

	Multi-National - 0.0%
INR 1,430,000	International Finance Corp. 7.10%03/21/2031	23,399

	Oil & Gas - 0.4%
$ 24,785	Shelf Drilling Holdings Ltd. 9.50%11/02/2020(3)	24,413
ARS 4,162,967	YPF S.A. 16.50%05/09/2022(3)	219,465

		243,878

	Telecommunications - 0.6%
$ 110,000	AT&T, Inc. 4.75%05/15/2046	105,630
240,000	Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%05/30/2023(3)	244,800

		350,430

	Total Corporate Bonds (cost $4,756,720)	$5,059,118

Foreign Government Obligations - 3.0%
	Argentina - 1.7%
	Argentina Treasury Bill
$ 27,229	2.80%, 11/24/2017	$26,979
27,067	2.81%, 11/10/2017	26,850
62,162	2.82%, 01/26/2018	61,250
297,190	3.08%, 06/15/2018	288,829
165,957	3.15%, 12/15/2017	164,142
89,663	3.15%, 05/24/2018	87,471
166,432	3.32%, 04/27/2018	162,543
245,000	Argentine Republic Government International Bond 6.88%01/26/2027	251,860

		1,069,924

	Brazil - 0.1%
BRL 216,000	Brazil Notas do Tesouro Nacional 10.00%01/01/2021	70,926

	Chile - 0.0%
CLP 5,000,000	Bonos de la Tesoreria de la Republica en pesos 6.00%01/01/2020	8,209

	Colombia - 0.1%
COP 96,800,000	Colombian TES 10.00%07/24/2024	38,738

	Hungary - 0.0%
$ 20,000	Hungary Government International Bond 6.38%03/29/2021	22,535

	Indonesia - 0.1%
IDR 839,000,000	Indonesia Treasury Bond 8.38%09/15/2026	68,101

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Malaysia - 0.1%
MYR	171,000	Malaysia Government Bond 3.80%09/30/2022	$39,841

		Mexico - 0.1%
MXN	1,208,800	Mexican Bonos 10.00%12/05/2024	80,408

		Oman - 0.3%
	$200,000	Oman Government International Bond 5.38%03/08/2027(3)	207,000

		Peru - 0.0%
PEN	30,000	Peru Government Bond 8.20%08/12/2026	11,107

		Poland - 0.1%
PLN	248,000	Republic of Poland Government Bond 2.00%04/25/2021	67,977

		Romania - 0.0%
RON	60,000	Romania Government Bond 5.75%04/29/2020	17,243

		Russia - 0.0%
RUB	1,677,000	Russian Federal Bond - OFZ 7.10%10/16/2024	26,884

		South Africa - 0.1%
ZAR	849,000	Republic of South Africa Government Bond 7.00%02/28/2031	53,298

		Supranational - 0.1%
INR	2,760,000	International Finance Corp. 7.80%06/03/2019	44,531

		Thailand - 0.1%
THB	1,170,000	Thailand Government Bond 3.63%06/16/2023	38,209

		Turkey - 0.1%
TRY	170,000	Turkey Government Bond 9.40%07/08/2020	46,662

		Total Foreign Government Obligations (cost $1,886,118)	$1,911,593

Municipal Bonds - 2.1%
		General - 0.8%
	$250,000	Chicago, IL, Transit Auth 6.90%12/01/2040	$322,198
	445,000	Puerto Rico Commonwealth Government Employees Retirement System 6.30%07/01/2043	190,237

			512,435

		General Obligation - 1.3%
	340,000	City of Chicago, IL, GO 7.05%01/01/2029	368,577
		Illinois State, GO
	365,000	5.10%, 06/01/2033	365,974
	20,000	5.16%, 02/01/2018	20,236
	70,000	5.67%, 03/01/2018	71,171
	15,000	5.88%, 03/01/2019	15,647

			841,605

		Total Municipal Bonds (cost $1,357,079)	$1,354,040

Senior Floating Rate Interests - 16.6%(10)
		Advertising - 0.2%
	$101,102	Acosta Holdco, Inc. 4.48%09/26/2021	$91,960

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Aerospace/Defense - 0.5%
$115,000	MacDonald, Dettwiler and Associates Ltd. 0.00%07/06/2024(11)	$114,976
195,716	TransDigm, Inc. 4.26%05/14/2022	196,499

		311,475

	Agriculture - 0.1%
99,179	Pinnacle Operating Corp. 8.48%11/15/2021	91,617

	Chemicals - 0.1%
47,611	Chemours Co. 3.73%05/12/2022	47,928

	Coal - 0.2%
159,600	Foresight Energy LLC 7.05%03/28/2022	153,815

	Commercial Services - 0.9%
125,000	PSAV Holdings LLC 4.70%04/27/2024	125,781
114,425	Quikrete Holdings, Inc. 3.98%11/15/2023	114,789
138,600	Russell Investment Group 6.97%06/01/2023	140,247
105,000	Tempo Acquisition LLC 4.23%05/01/2024	105,809
99,500	Xerox Business Services LLC 5.23%12/07/2023	100,644

		587,270

	Distribution/Wholesale - 0.6%
149,382	FPC Holdings, Inc. 5.30%11/19/2019	147,888
113,853	Nexeo Solutions LLC 5.02%06/09/2023	115,324
89,998	PowerTeam Services LLC 4.55%05/06/2020	89,660

		352,872

	Diversified Financial Services - 0.2%
134,663	EVO Payments International LLC 6.24%12/22/2023	135,926

	Electric - 0.4%
103,576	Calpine Corp. 4.05%05/31/2023	103,907
100,000	Chief Exploration & Development LLC 7.93%05/16/2021	97,167
103,596	Seadrill Partners Finco LLC 4.30%02/21/2021	70,790

		271,864

	Electronics - 0.2%
119,690	Ceridian LLC 4.73%09/15/2020	119,690

	Energy-Alternate Sources - 0.1%
74,323	EMG Utica LLC 5.19%03/27/2020	74,570

	Engineering & Construction - 0.2%
150,000	Brand Energy & Infrastructure Services, Inc. 5.51%06/21/2024	151,125

	Food - 0.4%
140,815	Albertsons LLC 3.98%08/25/2021	140,376

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$90,000	Post Holdings, Inc. 3.49%05/24/2024	$90,365

		230,741

	Healthcare-Products - 0.3%
105,000	Air Medical Group Holdings, Inc. 5.23%04/28/2022	104,279
98,741	Alere, Inc. 4.49%06/18/2022	98,848

		203,127

	Healthcare-Services - 1.0%
	Community Health Systems, Inc.
38,835	3.96%, 12/31/2019	38,822
67,436	4.21%, 01/27/2021	67,306
103,691	Envision Healthcare Corp. 4.30%12/01/2023	104,275
99,500	inVentiv Health, Inc. 4.95%11/09/2023	99,554
113,653	MPH Acquisition Holdings LLC 4.30%06/07/2023	114,448
101,245	Ortho-Clinical Diagnostics, Inc. 5.05%06/30/2021	101,592
122,628	U.S. Renal Care, Inc. 5.55%12/31/2022	120,277

		646,274

	Household Products/Wares - 0.1%
60,000	Galleria Co. 4.25%09/29/2023	60,413

	Insurance - 1.5%
	Asurion LLC
342,507	4.48%, 08/04/2022	343,607
105,000	8.73%, 03/03/2021	105,131
105,600	Evertec Group LLC 3.73%04/17/2020	105,204
	Sedgwick Claims Management Services, Inc.
249,119	3.98%, 03/01/2021	249,520
140,000	6.98%, 02/28/2022	141,400

		944,862

	Leisure Time - 0.4%
	Delta 2 (LUX) S.a.r.l.
200,000	4.50%, 02/01/2024	201,036
39,000	8.00%, 07/29/2022	39,042

		240,078

	Lodging - 1.0%
459,293	Caesars Entertainment Operating Co. 5.75%03/01/2022(5)	552,589
97,007	Caesars Growth Properties Holdings LLC 4.23%05/08/2021	97,710

		650,299

	Machinery - Construction & Mining - 0.3%
213,191	American Rock Salt Holdings LLC 4.98%05/20/2021	213,191

	Machinery-Diversified - 0.2%
132,624	Gates Global LLC 4.55%04/01/2024	133,557

	Media - 1.0%
101,612	Advantage Sales & Marketing, Inc. 4.55%07/23/2021	99,275
124,150	Getty Images, Inc. 4.80%10/18/2019	115,397
124,863	ION Media Networks, Inc. 4.13%12/18/2020	125,878

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$194,109	Numericable U.S. LLC 4.56%01/14/2025	$195,010
108,586	Tribune Media Co. 4.23%01/27/2024	108,885

		644,445

	Metal Fabricate/Hardware - 0.2%
100,134	Rexnord LLC 4.05%08/21/2023	100,590

	Miscellaneous Manufacturing - 0.3%
156,006	Sram LLC 4.79%03/15/2024	157,566

	Oil & Gas - 0.7%
115,000	California Resources Corp. 11.60%12/31/2021	123,682
100,000	Chesapeake Energy Corp. 8.69%08/23/2021	107,275
214,338	Pinnacle Holdco S.a.r.l. 4.80%07/30/2019	186,742

		417,699

	Packaging & Containers - 0.7%
130,191	Berry Plastics Group, Inc. 3.73%10/01/2022	130,744
194,224	Reynolds Group Holdings, Inc. 4.23%02/05/2023	195,028
110,486	Signode Industrial Group U.S., Inc. 4.01%05/04/2021	110,832

		436,604

	Pharmaceuticals - 0.2%
125,000	Endo Luxembourg Finance Co. I S.a r.l. 5.50%04/29/2024	126,875

	Pipelines - 0.1%
95,750	Philadelphia Energy Solutions LLC 6.26%04/04/2018	85,696

	Real Estate - 0.3%
182,103	DTZ U.S. Borrower LLC 4.49%11/04/2021	183,013

	REITS - 0.2%
103,688	MGM Growth Properties Operating Partnership L.P. 3.48%04/25/2023	104,064

	Retail - 1.1%
125,000	Bass Pro Group LLC 6.30%12/16/2023	121,745
110,042	Michaels Stores, Inc. 3.98%01/30/2023	110,056
99,833	Neiman Marcus Group Ltd. LLC 4.47%10/25/2020	73,655
172,315	Party City Holdings, Inc. 4.32%08/19/2022	172,889
216,624	U.S. Foods, Inc. 3.99%06/27/2023	218,143

		696,488

	Software - 1.8%
110,000	Almonde, Inc. 4.74%06/13/2024	110,856
99,750	Change Healthcare Holdings, Inc. 3.98%03/01/2024	100,299
194,177	Epicor Software Corp. 4.99%06/01/2022	194,965
266,185	First Data Corp. 3.73%04/26/2024	267,611

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$ 99,893	Go Daddy Operating Co. LLC 3.73%02/15/2024	$100,323
142,657	Infor U.S., Inc. 4.05%02/01/2022	142,683
247,500	WEX, Inc. 3.98%06/30/2023	250,044

		1,166,781

	Telecommunications - 0.9%
77,583	Entravision Communications Corp. 3.80%05/31/2020	77,486
125,000	Level 3 Financing, Inc. 3.48%02/22/2024	125,489
99,750	Sprint Communications, Inc. 3.75%02/02/2024	100,074
291,648	Univision Communications, Inc. 3.98%03/15/2024	290,473

		593,522

	Trucking & Leasing - 0.2%
130,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.98%03/20/2022	129,899

	Total Senior Floating Rate Interests (cost $10,579,373)	$10,555,896

U.S. Government Agencies - 55.6%
	FHLMC - 16.3%
$ 8,757	0.00%, 11/15/2036(12)(13)	$8,226
60,817	3.00%, 03/15/2033(7)	7,982
3,700,000	3.00%, 08/01/2047(14)(15)	3,706,032
3,100,000	3.50%, 08/01/2047(14)(15)	3,193,727
197,463	4.00%, 07/15/2027(7)	20,593
1,200,000	4.00%, 08/01/2047(14)(15)	1,263,937
72,825	4.50%, 03/15/2041	82,304
338,000	4.68%, 10/25/2029(4)	364,061
163,321	4.75%, 07/15/2039	175,958
310,000	5.13%, 04/25/2029(4)	343,879
250,000	5.23%, 08/25/2024(4)	272,641
15,269	5.50%, 08/15/2033	17,058
335,606	5.50%, 12/01/2037	373,871
418,972	5.50%, 01/01/2039	466,908
56,601	6.50%, 07/15/2036	63,368

		10,360,545

	FNMA - 29.9%
$ 73,618	0.00%, 06/25/2036(12)(13)	$64,490
261,948	1.68%, 04/25/2055(4)(7)	13,618
5,000	2.44%, 01/01/2023	5,062
55,553	2.50%, 06/25/2028(7)	4,447
1,000,000	2.50%, 08/01/2032(14)(15)	1,008,320
377,061	3.00%, 01/25/2028(7)	34,695
160,871	3.00%, 04/25/2028(7)	15,288
1,300,000	3.00%, 08/01/2032(14)(15)	1,337,223
30,000	3.16%, 12/01/2026	30,829
24,583	3.24%, 12/01/2026	25,415
47,517	3.26%, 05/01/2024	49,789
191,259	3.30%, 12/01/2026	198,308
24,609	3.34%, 04/01/2024	25,887
9,617	3.45%, 01/01/2024	10,173
9,555	3.47%, 01/01/2024	10,118
104,444	3.50%, 05/25/2030(7)	13,196
274,004	3.50%, 01/01/2046	282,291
13,100,000	3.50%, 08/01/2047(14)(15)	13,486,859
23,795	3.67%, 08/01/2023	25,356
5,000	3.70%, 10/01/2023	5,336
10,000	3.76%, 03/01/2024	10,744
15,000	3.86%, 12/01/2025	16,222

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$5,000	3.86%, 11/01/2023	$5,392
23,613	3.87%, 10/01/2025	25,402
33,876	3.89%, 05/01/2030	35,825
34,660	3.93%, 10/01/2023	37,364
9,558	3.96%, 05/01/2034	10,131
9,839	3.97%, 05/01/2029	10,648
53,234	4.00%, 03/25/2042(7)	7,962
1,300,000	4.00%, 08/01/2047(14)(15)	1,368,605
18,402	4.06%, 10/01/2028	20,166
49,689	4.50%, 07/25/2027(7)	5,484
230,841	4.50%, 10/01/2040	249,429
104,550	4.50%, 10/01/2041	113,154
90,384	4.50%, 09/01/2043	97,621
28,875	5.46%, 05/25/2042(4)(7)	3,272
90,812	5.50%, 04/25/2035	102,262
39,487	5.50%, 04/25/2037	43,935
176,247	5.50%, 06/25/2042(7)	37,967
174,395	6.00%, 09/01/2039	196,133

		19,044,418

	GNMA - 9.4%
$1,800,000	3.00%, 08/01/2047(14)(15)	$1,826,156
1,100,000	3.50%, 08/01/2047(14)(15)	1,142,969
46,643	4.00%, 05/16/2042(7)	7,523
900,000	4.00%, 08/01/2047(14)(15)	947,531
200,000	4.00%, 09/01/2047(14)(15)	210,289
1,000,000	4.50%, 08/01/2047(14)(15)	1,061,875
90,737	5.00%, 06/15/2041	99,866
131,635	5.00%, 10/16/2041(7)	22,513
173,711	5.00%, 03/15/2044	190,707
2,227	6.00%, 08/15/2032	2,510
131,363	6.00%, 06/15/2036	148,816
40,129	6.00%, 08/15/2036	45,231
29,299	6.00%, 12/15/2038	33,024
98,086	6.00%, 01/15/2039	110,561
97,239	6.00%, 12/15/2040	109,602

		5,959,173

	Total U.S. Government Agencies (cost $35,145,390)	$35,364,136

U.S. Government Securities - 16.8%
	U.S. Treasury Securities - 16.8%
	U.S. Treasury Bonds - 2.4%
$59,568	0.75%, 02/15/2042(16)	$56,529
113,279	0.75%, 02/15/2045(16)	105,984
5,250	1.38%, 02/15/2044(16)	5,696
39,629	2.13%, 02/15/2040(16)	49,220
33,526	2.13%, 02/15/2041(16)	41,803
220,711	2.38%, 01/15/2025(16)	252,500
157,299	2.50%, 01/15/2029(16)	190,068
453,000	2.50%, 02/15/2046(17)	417,131
28,749	3.63%, 04/15/2028(16)	37,698
83,366	3.88%, 04/15/2029(16)	113,554
186,000	4.50%, 02/15/2036	238,559

		1,508,742

	U.S. Treasury Notes - 14.4%
111,162	0.13%, 04/15/2018(16)	110,830
161,884	0.13%, 04/15/2019(16)	162,103
147,349	0.13%, 04/15/2020(16)	147,902
291,185	0.13%, 04/15/2021(16)(17)	291,674
264,880	0.13%, 07/15/2024(16)	261,692
36,163	0.25%, 01/15/2025(16)	35,730
87,717	0.38%, 07/15/2025(16)	87,592
94,396	0.63%, 01/15/2024(16)	96,270
1,459,425	0.63%, 01/15/2026(16)(18)	1,476,464

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	$27,000	1.00%, 05/31/2018		$26,945
	23,494	1.13%, 01/15/2021(16)		24,439
	6,469,000	1.75%, 02/28/2022(17)		6,456,114

				9,177,755

				10,686,497

		Total U.S. Government Securities (cost $10,727,627)		$10,686,497

		Total Long-Term Investments (cost $89,448,424)		$89,713,813
Short-Term Investments - 7.6%
		Foreign Government Obligations - 1.1%
JPY	73,750,000	Japan Treasury Discount Bill 0.01%10/10/2017(19)		669,090

		Other Investment Pools & Funds - 6.5%
	4,129,065	Fidelity Institutional Government Fund, Institutional Class		4,129,065

		Total Short-Term Investments (cost $4,776,706)		$4,798,155

		Total Investments (cost $94,225,130)^	148.6%	$94,511,968
		Other Assets and Liabilities	(48.6)%	(30,897,874)

		Total Net Assets	100.0%	$63,614,094

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,300,161
Unrealized Depreciation	(1,013,323)

Net Unrealized Appreciation	$286,838

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $10,615, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
01/2015	45,120	Long Beach Asset Holdings Corp.	$45,120
01/2015	22,008	Nationstar NIM Ltd.	22,008
10/2016	100,000	TCEH Corp.	—
09/2016	2,426	Templar Energy LLC Class A	20,774

			$87,902

At July 31, 2017, the aggregate value of these securities was $10,615, which represents 0.0% of total net assets.

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $21,869,031, which represented 34.4% of total net assets.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Securities disclosed are interest-only strips.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $1,762,815, which represented 2.8% of total net assets.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2017.
(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Securities disclosed are principal-only strips.
(13)	Security is a zero-coupon bond.
(14)	Represents or includes a TBA transaction.
(15)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $30,431,251 at July 31, 2017.
(16)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(17)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(18)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(19)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-Bund Future	4	09/07/2017	$778,641	$766,866	$11,775
Eurodollar 3-Month Future	54	09/17/2018	13,268,340	13,276,575	(8,235)
Long Gilt Future	18	09/27/2017	3,026,409	2,992,875	33,534
U.S. 10-Year Ultra Future	5	09/20/2017	674,615	675,234	(619)
U.S. Treasury 10-Year Note Future	99	09/20/2017	12,449,870	12,463,172	(13,302)
U.S. Treasury 2-Year Note Future	65	09/29/2017	14,049,710	14,062,344	(12,634)

Total					$10,519

Total futures contracts					$10,519

OTC Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	MSC	USD	22,220	(0.18%)	07/25/45	$485	$—	$425	$(60)
ABX.HE.AAA.06	JPM	USD	26,541	(0.18%)	07/25/45	574	—	496	(78)
ABX.HE.AAA.06	GSC	USD	8,024	(0.18%)	07/25/45	722	—	149	(573)
ABX.HE.AAA.07	JPM	USD	34,637	(0.09%)	08/25/37	8,168	—	3,333	(4,835)
ABX.HE.AAA.07	GSC	USD	96,983	(0.09%)	08/25/37	21,655	—	9,326	(12,329)
ABX.HE.AAA.07	MSC	USD	180,111	(0.09%)	08/25/37	42,581	—	17,333	(25,248)
ABX.HE.AAA.07	CSI	USD	245,921	(0.09%)	08/25/37	63,137	—	23,647	(39,490)
ABX.HE.PENAAA.06	MSC	USD	69,701	(0.11%)	05/25/46	7,895	—	6,446	(1,449)
ABX.HE.PENAAA.06	JPM	USD	144,201	(0.11%)	05/25/46	16,295	—	13,335	(2,960)

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

ABX.HE.PENAAA.06	GSC	USD	86,238	(0.11%)	05/25/46	$21,559	$—	$7,967	$(13,592)
CMBX.NA.A.7	JPM	USD	130,000	(2.00%)	01/17/47	4,971	—	2,038	(2,933)
CMBX.NA.A.9	MSC	USD	165,000	(2.00%)	09/17/58	5,760	—	4,356	(1,404)
CMBX.NA.A.9	DEUT	USD	80,000	(2.00%)	09/17/58	4,025	—	2,107	(1,918)
CMBX.NA.A.9	MSC	USD	120,000	(2.00%)	09/17/58	5,285	—	3,168	(2,117)
CMBX.NA.AA.7	CSI	USD	170,000	(1.50%)	01/17/47	5,240	—	(815)	(6,055)
CMBX.NA.AA.7	CSI	USD	255,000	(1.50%)	01/17/47	7,860	—	(1,223)	(9,083)
CMBX.NA.AA.7	CSI	USD	295,000	(1.50%)	01/17/47	9,093	—	(1,415)	(10,508)
CMBX.NA.AA.8	MSC	USD	95,000	(1.50%)	10/17/57	3,793	—	1,258	(2,535)
CMBX.NA.AS.7	GSC	USD	5,000	(1.00%)	01/17/47	139	—	(40)	(179)
CMBX.NA.AS.7	CSI	USD	380,000	(1.00%)	01/17/47	6,837	—	(3,033)	(9,870)
CMBX.NA.AS.8	DEUT	USD	75,000	(1.00%)	10/17/57	5,446	—	(221)	(5,667)
CMBX.NA.BB.8	CSI	USD	115,000	(5.00%)	10/17/57	26,849	—	27,798	949
CMBX.NA.BB.8	JPM	USD	65,000	(5.00%)	10/17/57	15,176	—	15,713	537
CMBX.NA.BB.8	CSI	USD	50,000	(5.00%)	10/17/57	11,781	—	12,086	305
CMBX.NA.BB.8	JPM	USD	70,000	(5.00%)	10/17/57	16,773	—	16,921	148
CMBX.NA.BB.8	CSI	USD	55,000	(5.00%)	10/17/57	13,179	—	13,295	116
CMBX.NA.BB.8	GSC	USD	55,000	(5.00%)	10/17/57	13,385	—	13,295	(90)
CMBX.NA.BB.8	GSC	USD	50,000	(5.00%)	10/17/57	12,262	—	12,087	(175)
CMBX.NA.BB.9	CSI	USD	215,000	(5.00%)	09/17/58	44,876	—	37,469	(7,407)
CMBX.NA.BBB.10	MSC	USD	85,000	(3.00%)	11/17/59	5,535	—	8,777	3,242
CMBX.NA.BBB.10	MSC	USD	130,000	(3.00%)	11/17/59	10,114	—	13,424	3,310
CMBX.NA.BBB.10	MSC	USD	20,000	(3.00%)	11/17/59	1,958	—	2,066	108
CMBX.NA.BBB.7	GSC	USD	95,000	(3.00%)	01/17/47	8,086	—	8,362	276
CMBX.NA.BBB.7	CSI	USD	140,000	(3.00%)	01/17/47	13,417	—	12,323	(1,094)
CMBX.NA.BBB.7	CSI	USD	160,000	(3.00%)	01/17/47	15,333	—	14,083	(1,250)
CMBX.NA.BBB.7	MSC	USD	175,000	(3.00%)	01/17/47	17,758	—	15,404	(2,354)
CMBX.NA.BBB.7	MSC	USD	125,000	(3.00%)	01/17/47	9,235	—	11,024	1,789
CMBX.NA.BBB.7	DEUT	USD	75,000	(3.00%)	01/17/47	5,405	—	6,602	1,197
CMBX.NA.BBB.7	MSC	USD	105,000	(3.00%)	01/17/47	8,587	—	9,242	655
CMBX.NA.BBB.7	GSC	USD	60,000	(3.00%)	01/17/47	5,340	—	5,286	(54)
CMBX.NA.BBB.7	DEUT	USD	80,000	(3.00%)	01/17/47	7,522	—	7,041	(481)
CMBX.NA.BBB.7	DEUT	USD	80,000	(3.00%)	01/17/47	9,813	—	7,041	(2,772)
CMBX.NA.BBB.7	GSC	USD	75,000	(3.00%)	01/17/47	10,320	—	6,602	(3,718)
CMBX.NA.BBB.7	MSC	USD	695,000	(3.00%)	01/17/47	66,610	—	61,174	(5,436)
CMBX.NA.BBB.9	GSC	USD	135,000	(3.00%)	09/17/58	15,418	—	15,418	0
CMBX.NA.BBB.9	MSC	USD	55,000	(3.00%)	09/17/58	6,533	—	6,250	(283)
CMBX.NA.BBB.9	MSC	USD	395,000	(0.50%)	09/17/58	4,939	—	3,301	(1,638)
CMBX.NA.BBB.9	DEUT	USD	235,000	(3.00%)	09/17/58	28,677	—	26,741	(1,936)
CMBX.NA.BBB.9	JPM	USD	255,000	(3.00%)	09/17/58	31,664	—	29,017	(2,647)

Total						$678,065	$—	$506,479	$(171,586)

Sell protection:
ABX.HE.PENAAA.06	BCLY	USD	300,140	0.11%	05/25/46	$—	$(8,217)	$(27,757)	$(19,540)
CMBX.NA.A.9	JPM	USD	35,000	2.00%	09/17/58	—	(1,512)	(924)	588
CMBX.NA.AAA.6	MSC	USD	1,603,735	0.50%	05/11/63	—	(37,261)	7,435	44,696
CMBX.NA.BB.6	CSI	USD	215,000	5.00%	05/11/63	—	(44,919)	(40,596)	4,323
CMBX.NA.BB.6	CSI	USD	125,000	5.00%	05/11/63	—	(25,205)	(23,602)	1,603
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	—	(16,665)	(16,026)	639
CMBX.NA.BB.6	CSI	USD	51,000	5.00%	05/11/63	—	(9,320)	(9,616)	(296)
CMBX.NA.BB.6	CSI	USD	105,000	5.00%	05/11/63	—	(19,188)	(19,797)	(609)
CMBX.NA.BB.6	CSI	USD	105,000	5.00%	05/11/63	—	(19,188)	(19,797)	(609)
CMBX.NA.BB.6	CSI	USD	110,000	5.00%	05/11/63	—	(20,101)	(20,739)	(638)
CMBX.NA.BB.6	GSC	USD	50,000	5.00%	05/11/63	—	(8,473)	(9,441)	(968)
CMBX.NA.BB.6	CSI	USD	125,000	5.00%	05/11/63	—	(21,951)	(23,568)	(1,617)
CMBX.NA.BB.6	JPM	USD	70,000	5.00%	05/11/63	—	(11,337)	(13,218)	(1,881)
CMBX.NA.BB.6	JPM	USD	65,000	5.00%	05/11/63	—	(9,590)	(12,274)	(2,684)
CMBX.NA.BB.6	MSC	USD	717,000	5.00%	05/11/63	—	(131,033)	(135,183)	(4,150)
CMBX.NA.BB.6	CSI	USD	115,000	5.00%	05/11/63	—	(16,967)	(21,714)	(4,747)
CMBX.NA.BB.6	GSC	USD	82,000	5.00%	05/11/63	—	(9,455)	(15,461)	(6,006)
CMBX.NA.BB.8	MSC	USD	428,000	5.00%	10/17/57	—	(118,942)	(103,340)	15,602
CMBX.NA.BB.8	GSC	USD	210,000	5.00%	10/17/57	—	(63,447)	(50,704)	12,743
CMBX.NA.BB.8	CSI	USD	215,000	5.00%	10/17/57	—	(59,745)	(51,911)	7,834
CMBX.NA.BB.8	CSI	USD	215,000	5.00%	10/17/57	—	(59,745)	(51,911)	7,834
CMBX.NA.BB.8	CSI	USD	85,000	5.00%	10/17/57	—	(23,620)	$(20,523)	3,097
CMBX.NA.BB.8	MSC	USD	55,000	5.00%	10/17/57	—	(15,715)	(13,280)	2,435

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

CMBX.NA.BB.8	MSC	USD	50,000	5.00%	10/17/57	$—	$(14,265)	$(12,072)	$2,193
CMBX.NA.BB.8	GSC	USD	15,000	5.00%	10/17/57	—	(4,404)	(3,622)	782
CMBX.NA.BB.8	GSC	USD	15,000	5.00%	10/17/57	—	(4,149)	(3,621)	528
CMBX.NA.BB.8	GSC	USD	59,000	5.00%	10/17/57	—	(9,255)	(14,245)	(4,990)
CMBX.NA.BB.8	MLI	USD	50,000	5.00%	10/17/57	—	(5,911)	(12,073)	(6,162)
CMBX.NA.BB.8	GSC	USD	50,000	5.00%	10/17/57	—	(5,762)	(12,073)	(6,311)
CMBX.NA.BB.8	MLI	USD	110,000	5.00%	10/17/57	—	(13,771)	(26,559)	(12,788)
CMBX.NA.BB.8	MLI	USD	130,000	5.00%	10/17/57	—	(11,661)	(31,388)	(19,727)
CMBX.NA.BB.9	GSC	USD	115,000	5.00%	09/15/58	—	(31,400)	(20,009)	11,391
CMBX.NA.BB.9	MLI	USD	55,000	5.00%	09/17/58	—	(15,172)	(9,570)	5,602
CMBX.NA.BB.9	MLI	USD	45,000	5.00%	09/17/58	—	(12,079)	(7,829)	4,250
CMBX.NA.BBB.7	JPM	USD	160,000	3.00%	01/17/47	—	(13,215)	(14,110)	(895)
CMBX.NA.BBB.7	JPM	USD	80,000	3.00%	01/17/47	—	(5,820)	(7,055)	(1,235)
PrimeX.ARM.2	MSC	USD	192,764	4.58%	12/25/37	6,908	—	2,701	(4,207)
PrimeX.ARM.2	JPM	USD	60,613	4.58%	12/25/37	2,492	—	122	(2,370)

Total						$9,400	$(898,460)	$(865,350)	$23,710

Total traded indices						$687,465	$(898,460)	$(358,871)	$(147,876)

Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey	BCLY	USD	110,000	1.00%/1.81%	06/20/22	$—	$(4,631)	$(3,936)	$695
Republic of Turkey	MSC	USD	60,000	1.00%/1.81%	06/20/22	—	(2,716)	(2,147)	569
United Mexican States	BOA	USD	112,000	1.00%/1.02%	06/20/22	—	(921)	—	921
United Mexican States	MSC	USD	50,000	1.00%/1.02%	06/20/22	—	(354)	—	354

Total						$—	$(8,622)	$(6,083)	$2,539

Total single-name issues						$—	$(8,622)	$(6,083)	$2,539

Total OTC contracts						$687,465	$(907,082)	$(364,954)	$(145,337)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	1,480,000	(1.00%)	06/20/22	$(61,894)	$(57,249)	$4,645
CDX.NA.HY.28	USD	4,554,000	(5.00%)	06/20/22	(313,804)	(363,174)	(49,370)
CDX.NA.IG.28	USD	2,709,000	(1.00%)	06/20/22	(41,464)	(56,171)	(14,707)
ITRAXX.XOV.27	EUR	345,000	(5.00%)	06/20/22	(45,521)	(49,723)	(4,202)

Total					$(462,683)	$(526,317)	$(63,634)

Total					$(462,683)	$(526,317)	$(63,634)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Cross Currency Swap Contracts Outstanding at July 31, 2017

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Fixed Rate equal to 4.80% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	DEUT	CNH 505,000	USD 73,252	$465	$—	$4,589	$4,124
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.80% based on the notional amount of currency delivered	09/20/22	DEUT	USD 73,252	CNH 505,000	—	(465)	(1,817)	(1,352)

Total						$465	$(465)	$2,772	$2,772

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.89% Fixed	CPURNSA	USD 3,670,000	07/15/24	$—	$—	$53,668	$53,668
BNP	2.20% Fixed	CPURNSA	USD 1,932,000	07/15/24	—	—	(28,423)	(28,423)

Total					$—	$—	$25,245	$25,245

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	1.00% Fixed	USD	2,118,000	09/29/26	$55,854	$—	$158,376	$102,522
12M Federal Funds Rate	1.62% Fixed	USD	1,810,000	11/14/26	—	—	33,771	33,771
3M USD LIBOR	2.12% Fixed	USD	1,010,000	06/07/27	—	—	9,030	9,030
3M USD LIBOR	2.12% Fixed	USD	1,010,000	06/07/27	—	—	8,752	8,752
3M USD LIBOR	2.11% Fixed	USD	889,000	06/07/27	—	—	8,274	8,274
3M USD LIBOR	2.12% Fixed	USD	890,000	06/07/27	—	—	7,916	7,916

Total					$55,854	$—	$226,119	$170,265

Foreign Currency Contracts Outstanding at July 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
ARS	Buy	09/20/17	BOA	$244,971	$235,499	$(9,472)
ARS	Sell	09/20/17	BNP	99,287	91,848	7,439
ARS	Sell	09/20/17	BOA	148,749	143,651	5,098
AUD	Buy	08/31/17	NAB	982,846	993,989	11,143
AUD	Buy	08/31/17	GSC	493,397	493,396	(1)
AUD	Sell	08/31/17	DEUT	166,919	167,131	(212)
AUD	Sell	08/31/17	BCLY	498,309	501,393	(3,084)
BRL	Buy	09/05/17	GSC	148,070	152,824	4,754
BRL	Buy	09/05/17	GSC	2,484	2,547	63
BRL	Sell	09/05/17	GSC	147,441	155,371	(7,930)

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

CAD	Buy	08/31/17	GSC	$988,019	$992,649	$4,630
CAD	Buy	08/31/17	BNP	163,314	163,703	389
CAD	Buy	08/31/17	CIB	329,267	328,209	(1,058)
CAD	Sell	08/31/17	BNP	170,333	170,123	210
CAD	Sell	08/31/17	RBC	96,771	97,098	(327)
CAD	Sell	08/31/17	CSFB	167,982	168,518	(536)
CAD	Sell	08/31/17	BNP	231,052	231,913	(861)
CHF	Sell	08/31/17	BCLY	677,087	668,421	8,666
CNH	Buy	09/20/17	GSC	729,000	738,658	9,658
CNH	Sell	09/20/17	UBS	364,000	367,754	(3,754)
CNH	Sell	09/20/17	UBS	365,000	370,171	(5,171)
CNY	Buy	09/20/17	BOA	67,854	68,899	1,045
EGP	Buy	03/06/18	GSC	6,158	6,117	(41)
EGP	Buy	03/06/18	GSC	7,757	7,685	(72)
EGP	Buy	03/06/18	CBK	17,359	16,835	(524)
EGP	Buy	03/29/18	CBK	43,556	44,374	818
EGP	Sell	03/06/18	GSC	30,160	30,637	(477)
EGP	Sell	03/29/18	GSC	43,756	44,373	(617)
EUR	Buy	09/20/17	NAB	60,732	62,916	2,184
EUR	Sell	08/31/17	DEUT	2,516,873	2,562,687	(45,814)
EUR	Sell	09/20/17	HSBC	59,622	62,916	(3,294)
GBP	Sell	08/31/17	BCLY	165,700	166,430	(730)
GBP	Sell	08/31/17	DEUT	1,131,923	1,145,195	(13,272)
HUF	Buy	09/20/17	DEUT	12,421	13,267	846
HUF	Buy	09/20/17	CBK	12,486	13,267	781
JPY	Sell	08/31/17	HSBC	577,960	583,919	(5,959)
JPY	Sell	08/31/17	BCLY	577,589	583,911	(6,322)
JPY	Sell	10/10/17	BCLY	654,134	671,319	(17,185)
MXN	Buy	09/20/17	GSC	301,024	300,429	(595)
MXN	Sell	09/20/17	GSC	39,903	39,441	462
MXN	Sell	09/20/17	RBC	256,722	260,988	(4,266)
PHP	Buy	09/20/17	DEUT	2,412	2,373	(39)
RON	Buy	08/28/17	CBK	266,881	293,557	26,676
RON	Buy	08/28/17	CBK	2,369	2,598	229
RON	Sell	08/28/17	BNP	109,624	111,707	(2,083)
RON	Sell	08/28/17	JPM	181,215	184,447	(3,232)

Total						$(51,837)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Energy	$10,615	$—	$—	$10,615
Utilities	27,389	27,389	—	—
Asset & Commercial Mortgage Backed Securities	24,744,529	—	24,744,529	—
Corporate Bonds	5,059,118	—	5,059,118	—
Foreign Government Obligations	1,911,593	—	1,911,593	—
Municipal Bonds	1,354,040	—	1,354,040	—
Senior Floating Rate Interests	10,555,896	—	10,555,896	—
U.S. Government Agencies	35,364,136	—	35,364,136	—
U.S. Government Securities	10,686,497	—	10,686,497	—
Short-Term Investments	4,798,155	4,129,065	669,090	—
Foreign Currency Contracts(2)	85,091	—	85,091	—
Futures Contracts(2)	45,309	45,309	—	—
Swaps - Credit Default(2)	145,956	—	145,956	—
Swaps - Cross Currency(2)	4,124	—	4,124	—
Swaps - Interest Rate(2)	223,933	—	223,933	—

Total	$95,016,381	$4,201,763	$90,804,003	$10,615

Liabilities
Foreign Currency Contracts(2)	$(136,928)	$—	$(136,928)	$—
Futures Contracts(2)	(34,790)	(34,790)	—	—
Swaps - Credit Default(2)	(354,927)	—	(354,927)	—
Swaps - Cross Currency(2)	(1,352)	—	(1,352)	—
Swaps - Interest Rate(2)	(28,423)	—	(28,423)	—

Total	$(556,420)	$(34,790)	$(521,630)	$—

(1)	For the period ended July 31, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

The Hartford World Bond Fund
Schedule of Investments July 31, 2017 (Unaudited)

Shares or Principal Amount				Market Value†
Common Stocks - 0.1%
		United States - 0.1%
	42,182	Homer City Generation L.P.*(1)(2)	$	971,451
	177,872	MGIC Investment Corp.*(3)		2,075,766
	15,841	Vistra Energy Corp.		260,268

				3,307,485

		Total Common Stocks (cost $4,863,048)	$	3,307,485

Asset & Commercial Mortgage Backed Securities - 11.1%
		Bermuda - 0.0%
$	346,500	Cal Funding Ltd. 3.47% 10/25/2027(4)	$	346,231

		Canada - 0.2%
		CARDS Trust
	2,425,000	1.60%, 04/18/2022(4)(5)		2,426,646
	5,200,000	1.93%, 07/15/2021(4)(5)		5,221,872

				7,648,518

		Cayman Islands - 3.1%
	2,850,000	ALM XVI Ltd. / ALM XVI LLC 2.35% 07/15/2027(4)(5)		2,848,561
		Apidos CLO
	3,840,000	2.29%, 01/19/2025(4)(5)		3,838,080
	2,610,881	2.40%, 04/15/2025(4)(5)		2,612,881
	3,380,000	2.43%, 07/22/2026(4)(5)		3,378,296
		Ares CLO Ltd.
	3,835,000	2.49%, 04/17/2026(4)(5)		3,836,726
	2,675,000	3.17%, 12/05/2025(4)(5)		2,684,831
	2,625,000	Atlas Senior Loan Fund Ltd. 2.61% 01/16/2030(4)(5)		2,625,000
	1,600,000	Avery Point CLO Ltd. 2.41% 04/25/2026(4)(5)		1,604,160
	2,589,233	Babson CLO Ltd. 2.41% 04/20/2025(4)(5)		2,591,242
	1,330,000	Bain Capital Credit CLO Ltd. 3.11% 07/25/2030(1)(2)(4)(5)		1,330,000
	3,000,000	BlueMountain CLO Ltd. 2.44% 10/15/2026(4)(5)		2,999,982
		Carlyle Global Market Strategies Ltd.
	3,390,000	2.42%, 07/15/2025(4)(5)		3,390,254
	743,929	2.45%, 04/18/2025(4)(5)		744,711
		CIFC Funding Ltd.
	1,018,643	2.15%, 07/16/2030(4)(5)(6)		1,018,643
	3,750,000	2.79%, 10/21/2028(4)(5)		3,757,935
	2,150,000	3.20%, 10/17/2026(4)(5)		2,152,647
	3,975,000	Dryden Senior Loan Fund 2.38% 04/18/2026(4)(5)		3,972,993
	250,000	Galaxy CLO Ltd. 2.86% 01/24/2027(4)(5)		250,219
	1,300,000	ICG US CLO Ltd. 2.25% 10/23/2029(6)		1,300,000
	2,315,000	JFIN CLO Ltd. 2.78% 04/24/2029(4)(5)		2,322,362
	3,000,000	KKR CLO Ltd. 2.35% 07/15/2027(4)(5)(6)		3,000,000
	3,000,000	KKR Financial Ltd. 2.59% 07/18/2030(4)(5)		2,998,500
	3,010,000	LCM Ltd. 2.45% 07/20/2030(4)(5)(6)		3,010,000
	1,105,858	LSTAR Securities Investment Ltd. 0.03% 11/01/2021(4)(5)		1,103,691
		LSTAR Securities Investment Trust
	1,694,232	3.05%, 10/01/2021(4)(5)		1,692,462
	638,734	3.23%, 09/01/2021(4)(5)		640,716

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Madison Park Funding Ltd.
	$2,355,000	2.42%, 01/19/2025(4)(5)	$	2,355,739
	3,000,000	2.43%, 07/20/2026(4)(5)		3,007,623
	3,760,000	2.57%, 07/20/2026(4)(5)		3,776,089
	3,735,000	2.59%, 10/23/2025(4)(5)		3,738,164
	1,750,000	3.21%, 04/20/2026(4)(5)		1,752,173
	2,774,000	Magnetite Ltd. 2.31% 07/25/2026(4)(5)		2,772,605
	2,935,000	Northwoods Capital Ltd. 2.56% 06/20/2029(4)(5)		2,933,433
		Oaktree EIF Ltd.
	2,955,000	2.33%, 11/15/2025(4)(5)		2,953,511
	650,000	2.73%, 02/15/2026(4)(5)		650,073
	4,455,000	OCP CLO Ltd. 2.83% 04/17/2027(4)(5)		4,457,000
		Octagon Investment Partners Ltd.
	2,995,000	2.31%, 08/12/2026(4)(5)		3,016,034
	1,660,000	2.31%, 10/25/2025(4)(5)		1,663,320
	2,960,000	Octagon Loan Funding Ltd. 2.32% 11/18/2026(4)(5)		2,958,505
	1,425,000	OZLM Funding Ltd. 2.21% 07/22/2029(4)(5)		1,424,924
	500,000	Race Point CLO Ltd. 2.81% 04/15/2027(4)(5)		500,223
	3,000,000	Seneca Park CLO Ltd. 2.42% 07/17/2026(4)(5)		3,007,893
		Shackleton CLO Ltd.
	3,000,000	2.83%, 05/07/2026(4)(5)		2,996,994
	1,215,000	3.25%, 04/15/2027(4)(5)		1,215,485
		Sound Point CLO Ltd.
	3,000,000	2.45%, 10/20/2026(4)(5)		2,999,985
	3,000,000	2.85%, 07/15/2025(4)(5)		2,998,476
	2,850,000	2.97%, 10/20/2028(4)(5)		2,858,219
	2,620,000	Vibrant CLO Ltd. 2.79% 04/20/2026(4)(5)		2,621,284
	2,867,000	Voya CLO Ltd. 2.55% 04/17/2030(4)(5)		2,872,310
	3,975,000	Zais CLO Ltd. 2.83% 10/15/2028(4)(5)		4,002,757

				125,237,711

		United Kingdom - 0.0%
GBP	425,000	Canary Wharf Finance plc 5.95% 10/22/2037(7)		790,507

		United States - 7.8%
	$975,000	Ally Auto Receivables Trust 2.01% 08/17/2020		978,827
		Alternative Loan Trust
	743,694	1.50%, 01/25/2036(5)		694,685
	368,353	1.55%, 11/25/2035(5)		316,598
	407,325	1.73%, 12/25/2035(5)		295,838
	2,117,859	2.13%, 08/25/2035(5)		1,880,239
	755,719	5.75%, 05/25/2036		583,115
	354,573	6.00%, 05/25/2036		297,497
	2,742,607	American Credit Acceptance Receivables Trust 1.84% 07/13/2020(4)		2,742,031
	1,825,000	American Express Credit Account Master Trust 1.77% 11/15/2022		1,824,255
	1,500,000	AmeriCredit Automobile Receivables 2.30% 03/08/2021		1,508,444
	1,966,571	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.42% 01/25/2034(5)		1,875,863
	3,015,942	Angel Oak Mortgage Trust I LLC 3.50% 07/25/2046(4)		3,059,724

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Angel Oak Mortgage Trust LLC
$1,314,940	2.48%, 07/25/2047(4)(5)	$	1,314,901
368,235	2.81%, 01/25/2047(4)(5)		369,197
135,939	Banc of America Commercial Mortgage Trust 5.49% 02/10/2051		135,807
268,381	Banc of America Funding Trust 5.77% 05/25/2037(5)		270,167
1,260,000	Barclays Dryrock Issuance Trust 1.49% 03/15/2023(5)		1,262,825
1,208,484	Bayview Opportunity Master Fund Trust 2.98% 10/27/2027(4)(5)		1,208,980
2,735,000	BBCMS Mortgage Trust 3.67% 02/15/2050		2,864,948
	Bear Stearns Adjustable Rate Mortgage Trust
1,235,014	2.82%, 08/25/2035(5)		1,229,244
977,645	3.23%, 10/25/2035(5)		971,901
822,877	3.64%, 07/25/2036(5)		803,284
898,770	3.65%, 06/25/2047(5)		856,842
	Bear Stearns Alt-A Trust
486,791	1.55%, 08/25/2036(5)		454,806
1,606,897	1.73%, 01/25/2036(5)		1,611,521
493,447	3.63%, 09/25/2035(5)		490,280
	Bear Stearns Mortgage Funding Trust
1,805,887	1.41%, 10/25/2036(5)		1,602,314
496,137	1.43%, 02/25/2037(5)		450,841
	Cabela’s Credit Card Master Note Trust
1,805,000	1.88%, 08/16/2021(4)(5)		1,813,153
1,790,000	2.25%, 07/17/2023		1,803,320
555,000	Capital Auto Receivables Asset Trust 2.43% 09/21/2020		559,239
	CarMax Auto Owner Trust
2,410,000	1.88%, 11/15/2019		2,413,338
1,120,000	1.93%, 11/15/2019		1,122,042
1,745,000	2.08%, 01/15/2020		1,751,210
2,885,000	2.25%, 09/15/2022		2,893,318
2,213,332	Chase Mortgage Finance Trust 3.22% 12/25/2035(5)		2,143,635
179,496	ChaseFlex Trust 5.50% 06/25/2035		159,949
1,250,000	Chesapeake Funding LLC 1.99% 05/15/2029(4)		1,249,294
	CHL Mortgage Pass-Through Trust
1,075,161	1.91%, 03/25/2035(5)		964,798
1,082,643	3.01%, 11/20/2035(5)		987,530
664,425	3.18%, 09/25/2047(5)		618,060
429,232	3.26%, 03/20/2036(5)		393,087
2,505,000	Citibank Credit Card Issuance Trust 1.85% 04/22/2026(5)		2,522,698
365,000	Citigroup Commercial Mortgage Trust 3.62% 07/10/2047		382,019
992,157	COLT Mortgage Loan Trust 2.75% 09/25/2046(4)(5)		1,001,598
1,312,853	Commercial Mortgage Loan Trust 6.16% 12/10/2049(5)		1,312,569
	Commercial Mortgage Pass-Through Certificates
34,083,368	0.82%, 02/10/2047(5)(8)		1,016,768
1,080,000	4.24%, 02/10/2047(5)		1,166,012
1,795,000	4.75%, 10/15/2045(4)(5)		1,144,564
	Commercial Mortgage Trust
2,605,000	2.85%, 10/15/2045		2,634,375
1,590,000	3.10%, 03/10/2046		1,630,831
465,000	3.61%, 06/10/2046(5)		488,109
3,810,000	3.69%, 08/10/2047		3,975,615
2,230,000	3.80%, 08/10/2047		2,351,370
2,140,000	4.02%, 07/10/2045		2,289,896
1,280,000	4.07%, 02/10/2047(5)		1,370,273
4,425,085	4.23%, 07/10/2045(5)		4,810,388

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	1,885,000	4.57%, 10/15/2045(4)(5)	$	841,992
		Connecticut Avenue Securities
	1,353,174	5.53%, 02/25/2025(5)		1,469,940
	1,328,223	5.78%, 02/25/2025(5)		1,438,053
		Countrywide Alternative Loan Trust
	613,571	1.37%, 04/25/2047(5)		546,350
	702,577	2.03%, 12/25/2035(5)		611,195
	34,324	Credit Suisse Commercial Mortgage Trust 6.31% 02/15/2041(5)		34,329
	33,794	Credit Suisse First Boston Mortgage Securities Corp. 4.88% 04/15/2037		33,297
		CSAIL Commercial Mortgage Trust
	53,444,329	0.87%, 06/15/2057(5)(8)		2,562,495
	14,893,643	0.95%, 04/15/2050(5)(8)		770,231
	2,685,022	3.45%, 08/15/2048		2,763,200
		CSMC Trust
	1,207,703	3.25%, 04/25/2047(4)(5)		1,217,350
	2,059,321	3.50%, 08/25/2043(4)(5)		2,086,671
	894,413	DB Master Finance LLC 3.26% 02/20/2045(4)		898,983
	943,481	DBUBS Mortgage Trust 0.74% 11/10/2046(4)(5)(8)		17,148
	681,071	Deephaven Residential Mortgage Trust 3.49% 12/26/2046(4)(5)		681,479
	1,805,000	Discover Card Execution Note Trust 1.45% 03/15/2021		1,802,995
	2,500,000	Drive Auto Receivables Trust 2.37% 11/16/2020(4)		2,494,393
		Enterprise Fleet Financing LLC
	1,500,000	2.09%, 02/22/2021(4)		1,503,910
	535,000	2.13%, 07/20/2022(4)		537,422
	52,826	Exeter Automobile Receivables Trust 1.54% 11/15/2019(4)		52,809
	245,000	Fannie Mae Connecticut Avenue Securities 4.78% 07/25/2029(5)		262,699
		First Investors Auto Owner Trust
	75,578	1.49%, 01/15/2020(4)		75,566
	279,158	1.53%, 11/16/2020(4)		278,715
	685,000	Five Guys Holdings, Inc. 4.60% 07/25/2047(4)		694,685
	1,065,383	Flagship Credit Auto Trust 1.85% 07/15/2021(4)		1,064,953
	2,750,000	Ford Credit Auto Owner Trust 2.26% 11/15/2025(4)		2,773,405
		Ford Credit Floorplan Master Owner Trust
	500,000	1.69%, 09/15/2019		500,136
	1,395,000	1.75%, 07/15/2021		1,386,596
	2,693,323	Foursight Capital Automobile Receivables Trust 2.37% 04/15/2022(4)		2,691,703
		FREMF Mortgage Trust
	1,195,000	3.39%, 07/25/2022(4)(5)		1,207,860
	1,190,000	3.72%, 10/25/2048(4)(5)		1,209,201
		GLS Auto Receivables Trust
	1,230,000	2.67%, 04/15/2021(4)		1,229,740
	1,436,618	2.73%, 10/15/2020(4)		1,436,577
	465,000	GM Financial Consumer Automobile 2.30% 06/16/2023(4)		466,519
	631,792	GMACM Mortgage Loan Trust 3.86% 04/19/2036(5)		584,327
	1,260,000	GreatAmerica Leasing Receivables 1.86% 08/15/2020(4)		1,259,829
	800,000	GreatAmerica Leasing Receivables Funding LLC 2.06% 06/22/2020(4)		801,401
		GS Mortgage Securities Trust
	615,000	3.67%, 04/10/2047(4)		221,049
	1,742,000	3.72%, 01/10/2047(4)		891,333

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	4,725,242	4.07%, 01/10/2047	$	5,065,177
	2,570,000	4.86%, 04/10/2047(4)(5)		2,061,358
		GSAA Home Equity Trust
	576,166	1.28%, 12/25/2046(5)		422,542
	2,844,026	1.30%, 12/25/2046(5)		1,617,400
	1,439,235	1.31%, 02/25/2037(5)		803,168
	2,329,673	1.33%, 03/25/2037(5)		1,291,151
	1,983,433	1.35%, 05/25/2047(5)		1,615,729
	1,114,143	1.39%, 06/25/2036(5)		528,661
	1,119,563	1.41%, 11/25/2036(5)		561,733
	4,780,471	1.43%, 03/25/2037(5)		2,673,055
	1,568,955	1.46%, 04/25/2047(5)		1,072,650
	1,736,784	1.47%, 11/25/2036(5)		1,038,634
	1,672,648	1.55%, 04/25/2047(5)		1,153,034
	655,319	5.88%, 09/25/2036		332,678
	519,486	5.99%, 06/25/2036(5)		278,667
		GSR Mortgage Loan Trust
	609,342	3.38%, 07/25/2035(5)		568,921
	1,916,605	3.38%, 01/25/2036(5)		1,859,592
	217,535	3.61%, 05/25/2037(5)		189,241
		HarborView Mortgage Loan Trust
	1,563,796	1.42%, 01/19/2038(5)		1,469,091
	2,380,988	1.47%, 12/19/2036(5)		2,085,372
	1,538,557	1.93%, 01/19/2035(5)		1,077,174
	411,320	2.23%, 10/25/2037(5)		400,499
	1,032,061	Honor Automobile Trust Securitization 2.94% 11/15/2019(4)		1,035,406
	1,065,000	Huntington Auto Trust 1.95% 06/15/2021		1,066,020
	540,000	Hyundai Automotive Receivables Trust 2.10% 11/15/2019		542,815
	517,974	Impac CMB Trust 2.03% 10/25/2034(5)		496,156
	1,565,922	IndyMac Index Mortgage Loan Trust 1.63% 07/25/2046(5)		1,112,319
		JP Morgan Chase Commercial Mortgage Securities Trust
	4,928,792	2.72%, 02/12/2051(5)		4,754,109
	3,059,000	2.73%, 10/15/2045(4)(5)		1,292,213
	950,000	2.83%, 10/15/2045		965,420
		JP Morgan Mortgage Trust
	1,057,915	3.00%, 09/25/2044(4)(5)		1,070,379
	738,903	3.04%, 11/25/2035(5)		710,430
	1,221,803	3.37%, 05/25/2036(5)		1,129,615
	1,487,484	3.42%, 08/25/2036(5)		1,454,104
	182,669	6.00%, 01/25/2037		149,616
	68,683,952	JPMBB Commercial Mortgage Securities Trust 0.83% 09/15/2047(5)(8)		2,270,966
		Lendmark Funding Trust
	1,135,000	2.83%, 12/22/2025(4)		1,137,318
	2,060,000	3.26%, 04/21/2025(4)		2,072,357
	1,597,294	Long Beach Mortgage Loan Trust 1.85% 08/25/2033(5)		1,563,809
		LSTAR Securities Investment Trust
	1,262,963	3.23%, 02/01/2022(4)(5)		1,256,079
	795,326	3.23%, 04/01/2022(4)(5)		783,839
	664,350	Luminent Mortgage Trust 1.49% 11/25/2035(5)		621,283
		MASTR Adjustable Rate Mortgages Trust
	876,994	1.47%, 05/25/2037(5)		562,817
	563,548	3.32%, 11/21/2034(5)		576,969
	794,838	Mill City Mortgage Loan Trust 2.50% 04/25/2057(4)(5)		797,642
	1,380,000	MMAF Equipment Finance LLC 2.41% 08/16/2024(4)		1,381,009
		Morgan Stanley Bank of America Merrill Lynch Trust
	13,169,403	1.11%, 10/15/2048(5)(8)		870,563

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$1,480,000	2.92%, 02/15/2046	$	1,503,899
2,090,000	3.13%, 12/15/2048		2,146,152
2,860,000	3.73%, 05/15/2048		3,005,130
2,930,000	4.08%, 07/15/2046(5)		3,165,217
	Morgan Stanley Capital I Trust
2,990,449	3.24%, 03/15/2045		3,094,207
1,555,000	5.16%, 07/15/2049(4)(5)		1,318,523
100,000	5.41%, 09/15/2047(4)(5)		109,974
818,458	5.57%, 12/15/2044		820,956
366,682	6.31%, 01/11/2043(5)		370,487
	Morgan Stanley Mortgage Loan Trust
1,717,260	1.40%, 11/25/2036(5)		720,387
492,904	2.97%, 06/25/2037(5)		335,379
	Nationstar HECM Loan Trust
588,470	1.97%, 05/25/2027(4)		588,038
857,195	2.01%, 08/25/2026(4)		855,411
222,938	2.24%, 06/25/2026(4)		225,444
	New Residential Mortgage Loan Trust
615,145	3.25%, 09/25/2056(4)(5)		628,441
2,101,012	3.75%, 11/26/2035(4)(5)		2,187,899
1,188,579	3.75%, 05/28/2052(4)(5)		1,225,433
2,242,435	4.00%, 02/25/2057(4)(5)		2,348,038
2,639,416	4.00%, 03/25/2057(4)(5)		2,748,978
2,068,306	4.00%, 04/25/2057(4)(5)		2,156,213
2,526,972	4.00%, 05/25/2057(4)(5)		2,641,884
4,690,000	NRZ Advance Receivables Trust 2.58% 10/15/2049(4)		4,669,533
3,905,000	Ocwen Master Advance Receivables Trust 3.21% 11/15/2047(4)		3,897,768
845,000	OneMain Financial Issuance Trust 3.66% 02/20/2029(4)		864,442
2,826,255	Renaissance Home Equity Loan Trust 1.75% 03/25/2034(5)		2,738,278
	Residential Accredit Loans, Inc.
872,289	1.53%, 04/25/2036(5)		768,954
1,626,459	2.10%, 11/25/2037(5)		1,405,170
	Residential Funding Mortgage Securities, Inc.
127,511	5.75%, 01/25/2036		107,537
150,513	6.00%, 04/25/2037		133,229
193,457	6.00%, 07/25/2037		179,861
3,005,000	Santander Drive Auto Receivables Trust 2.47% 12/15/2020		3,021,404
	SFAVE Commercial Mortgage Securities Trust
1,935,000	3.87%, 01/05/2043(4)(5)		1,948,681
3,015,000	4.14%, 01/05/2043(4)(5)		3,086,896
311,466	Skopos Auto Receivables Trust 3.55% 02/15/2020(4)		311,569
	SoFi Consumer Loan Program LLC
830,000	2.50%, 05/26/2026(4)		828,567
595,922	2.77%, 05/25/2026(4)		601,173
967,643	3.05%, 12/26/2025(4)		978,782
759,114	3.28%, 01/26/2026(4)		769,202
	SoFi Professional Loan Program
2,886,323	1.83%, 07/25/2040(4)(5)		2,886,320
1,157,614	2.72%, 10/27/2036(4)		1,170,434
	Springleaf Funding Trust
3,510,000	3.16%, 11/15/2024(4)		3,539,651
3,215,000	3.48%, 05/15/2028(4)		3,275,181
	Springleaf Mortgage Loan Trust
661,946	1.78%, 12/25/2065(4)(5)		660,790
920,000	3.52%, 12/25/2065(4)(5)		918,240
2,770,000	3.79%, 09/25/2057(4)(5)		2,781,771
753,000	SPS Servicer Advance Receivables Trust 3.59% 11/15/2049(4)		756,685
1,533,571	Structured Adjustable Rate Mortgage Loan Trust 3.58% 06/25/2035(5)		1,343,472

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	535,694	Structured Asset Mortgage Investments Trust 1.46% 02/25/2036(5)	$	476,444
	1,133,074	Structured Asset Securities Corp. 5.75% 06/25/2035		1,056,771
	723,042	TAL Advantage V LLC 2.83% 02/22/2038(4)		717,030
	1,938,715	Terwin Mortgage Trust 2.17% 12/25/2034(5)		1,907,173
		Towd Point Mortgage Trust
	1,429,929	2.25%, 04/25/2056(4)(5)		1,426,978
	1,166,613	2.25%, 07/25/2056(4)(5)		1,162,977
	2,763,648	2.75%, 04/25/2055(4)(5)		2,788,257
	880,332	2.75%, 05/25/2055(4)(5)		887,945
	903,225	2.75%, 08/25/2055(4)(5)		912,821
	1,942,878	2.75%, 10/25/2056(4)(5)		1,944,988
	493,405	2.75%, 04/25/2057(4)(5)		498,159
	1,378,026	3.00%, 03/25/2054(4)(5)		1,393,932
		UBS-Barclays Commercial Mortgage Trust
	5,950,000	3.19%, 03/10/2046		6,103,694
	1,550,000	3.24%, 04/10/2046		1,594,065
		United Auto Credit Securitization Trust
	295,077	1.67%, 09/10/2018(4)		295,094
	1,135,000	2.40%, 11/12/2019(4)		1,134,114
		WaMu Mortgage Pass-Through Certificates Trust
	882,044	1.65%, 06/25/2044(5)		852,413
	1,950,467	1.65%, 07/25/2044(5)		1,889,850
		Wells Fargo Commercial Mortgage Trust
	2,845,000	2.88%, 05/15/2048(4)(5)		1,790,674
	3,900,000	2.92%, 10/15/2045		3,978,688
	1,890,000	3.36%, 09/15/2058(4)		1,163,467
	815,689	Wells Fargo Mortgage Backed Securities Trust 3.18% 12/28/2037(5)		783,151
		Westlake Automobile Receivables Trust
	162,534	1.57%, 06/17/2019(4)		162,530
	3,440,000	2.45%, 01/15/2021(4)		3,447,630
	4,070,000	2.46%, 01/18/2022(4)		4,061,698
	1,765,000	3.29%, 09/15/2021(4)		1,781,370
	1,830,000	4.40%, 05/17/2021(4)		1,854,404
		WF-RBS Commercial Mortgage Trust
	15,255,840	1.36%, 03/15/2047(5)(8)		841,038
	1,430,000	2.88%, 12/15/2045		1,453,720
	915,000	3.07%, 03/15/2045		937,172
	875,000	3.72%, 05/15/2047		919,155
	2,430,000	4.00%, 05/15/2047		2,591,676
	1,370,000	4.05%, 03/15/2047		1,465,016
	395,160	4.10%, 03/15/2047		423,421
	515,000	5.00%, 06/15/2044(4)(5)		428,184
	531,821	Wheels SPV LLC 1.59% 05/20/2025(4)		530,413
	535,000	World Omni Auto Receivables Trust 2.15% 08/15/2022		536,044

				310,195,184

		Total Asset & Commercial Mortgage Backed Securities (cost $443,291,508)	$	444,218,151

Corporate Bonds - 15.6%
		Bermuda - 0.0%
		Weatherford International Ltd.
$	285,000	5.95%, 04/15/2042	$	239,400
	765,000	6.50%, 08/01/2036		673,200
	280,000	7.00%, 03/15/2038		253,050

				1,165,650

		Canada - 0.3%
	3,045,000	GW Honos Security Corp. 8.75% 05/15/2025(4)		3,242,925

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		MEG Energy Corp.
$	1,130,000	6.38%, 01/30/2023(4)	$	946,375
	1,160,000	6.50%, 01/15/2025(4)		1,122,300
	1,170,000	New Gold, Inc. 6.38% 05/15/2025(4)		1,213,875
	1,380,000	Tervita Escrow Corp. 7.63% 12/01/2021(4)		1,400,700
		Valeant Pharmaceuticals International, Inc.
	3,390,000	5.88%, 05/15/2023(4)		2,915,400
	3,570,000	6.13%, 04/15/2025(4)		3,038,962
	250,000	7.00%, 03/15/2024(4)		266,250

				14,146,787

		Cayman Islands - 0.0%
		Noble Holding International Ltd.
	850,000	6.20%, 08/01/2040		518,500
	1,385,000	7.75%, 01/15/2024		1,102,255

				1,620,755

		Denmark - 0.3%
	10,650,000	Danske Bank A/S 1.80% 09/06/2019(4)(5)		10,711,972

		France - 0.2%
	1,925,000	AXA S.A. 6.46% 12/14/2018(5)(7)(9)		1,989,969
	2,555,000	BNP Paribas S.A. 7.63% 03/30/2021(4)(5)(9)		2,829,662
	2,050,000	Credit Agricole S.A. 8.13% 12/23/2025(4)(5)(9)		2,447,187
	1,975,000	Societe Generale S.A. 7.38% 09/13/2021(5)(7)(9)		2,157,688

				9,424,506

		Germany - 0.4%
	15,250,000	Deutsche Bank AG 2.27% 07/13/2020(5)		15,294,682

		Ireland - 0.1%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
EUR	2,450,000	6.75%, 05/15/2024(7)		3,253,308
$	1,636,000	7.25%, 05/15/2024(4)		1,805,735

				5,059,043

		Italy - 0.0%
		Intesa Sanpaolo S.p.A.
	430,000	7.70%, 09/17/2025(4)(5)(9)		457,413
EUR	550,000	7.75%, 01/11/2027(5)(7)(9)		742,623

				1,200,036

		Japan - 0.1%
JPY	400,000,000	Toshiba Corp. 1.68% 12/15/2020		3,230,242

		Luxembourg - 0.3%
		Altice Financing S.A.
EUR	1,185,000	6.50%, 01/15/2022(7)		1,474,697
$	1,845,000	7.50%, 05/15/2026(4)		2,045,736
EUR	2,790,000	ARD Finance S.A. 6.63% 09/15/2023(10)		3,531,357
$	1,975,000	Camelot Finance S.A. 7.88% 10/15/2024(4)		2,147,813
EUR	1,005,000	Cirsa Funding Luxembourg S.A. 5.75% 05/15/2021(4)		1,261,662
	1,666,000	Codere Finance 2 Luxembourg S.A. 6.75% 11/01/2021		2,006,922

				12,468,187

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Netherlands - 0.4%
		Constellium N.V.
	850,000	7.00%, 01/15/2023(7)	$	1,063,787
$	1,445,000	7.88%, 04/01/2021(4)		1,542,537
	1,350,000	8.00%, 01/15/2023(4)		1,420,875
EUR	2,090,000	Diamond BC B.V. 5.63% 08/15/2025(4)(6)		2,510,018
$	905,000	NXP B.V. / NXP Funding LLC 3.75% 06/01/2018(4)		916,159
EUR	6,200,000	Volkswagen International Finance N.V. 3.88% 12/31/2099(5)(7)		7,146,679

				14,600,055

		Spain - 0.2%
		Banco Bilbao Vizcaya Argentaria S.A.
	1,000,000	7.00%, 02/19/2019(5)(7)(9)		1,242,990
	1,200,000	8.88%, 04/14/2021(5)(7)(9)		1,672,710
	1,800,000	Banco de Sabadell S.A. 6.50% 05/18/2022(5)(7)(9)		2,177,847
	1,900,000	Banco Santander S.A. 6.25% 03/12/2019(5)(7)(9)		2,345,092

				7,438,639

		Sweden - 0.6%
		Intrum Justitia AB
	4,995,000	2.75%, 07/15/2022(4)		5,993,572
	7,155,000	3.13%, 07/15/2024(4)		8,557,461
$	7,820,000	Svenska Handelsbanken AB 1.71% 09/06/2019(5)		7,855,158

				22,406,191

		Switzerland - 0.1%
	1,995,000	Credit Suisse Group AG 6.25% 12/18/2024(5)(7)(9)		2,141,525
	875,000	UBS Group AG 6.88% 03/22/2021(5)(7)(9)		943,469

				3,084,994

		United Kingdom - 1.0%
		Anglo American Capital plc
	250,000	3.63%, 05/14/2020(4)		256,250
	285,000	9.38%, 04/08/2019(4)		318,399
	4,525,000	Aviva plc 8.25% 11/03/2017(7)(9)		4,582,467
GBP	550,000	Barclays Bank plc 14.00% 06/15/2019(5)(7)(9)		881,463
$	1,825,000	Barclays plc 7.88% 03/15/2022(5)(7)(9)		1,995,729
		BP Capital Markets plc
	4,225,000	1.38%, 11/06/2017		4,223,956
	6,475,000	1.93%, 09/26/2018(5)		6,494,334
	1,640,000	Ensco plc 5.75% 10/01/2044		1,094,700
	2,620,000	HSBC Bank plc 1.69% 09/29/2017(5)(9)		2,135,300
	6,190,000	Imperial Brands Finance plc 2.05% 02/11/2018(7)		6,195,460
		National Westminster Bank plc
	1,270,000	1.75%, 01/11/2018(5)(9)		1,062,037
EUR	725,000	1.82%, 10/05/2017(5)(9)		813,980
$	925,000	Royal Bank of Scotland Group plc 8.63% 08/15/2021(5)(9)		1,021,552
	6,775,000	Tesco plc 5.50% 11/15/2017(4)		6,839,986
		Tullow Oil plc
	545,000	6.00%, 11/01/2020(4)		527,969
	520,000	6.25%, 04/15/2022(4)		479,700

				38,923,282

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		United States - 11.6%
		AK Steel Corp.
$	4,096,000	7.63%, 10/01/2021	$	4,275,200
	3,509,000	8.38%, 04/01/2022		3,662,519
		Alere, Inc.
	4,650,000	6.38%, 07/01/2023(4)		4,998,750
	1,970,000	6.50%, 06/15/2020		2,002,012
	1,050,000	7.25%, 07/01/2018		1,055,250
	6,125,000	Ally Financial, Inc. 3.25% 02/13/2018		6,155,564
		American Builders & Contractors Supply Co., Inc.
	88,000	5.63%, 04/15/2021(4)		90,640
	680,000	5.75%, 12/15/2023(4)		722,500
	9,225,000	American Electric Power Co., Inc. 1.65% 12/15/2017		9,227,085
	4,235,000	American Greetings Corp. 7.88% 02/15/2025(4)		4,605,562
		APX Group, Inc.
	1,405,000	7.63%, 09/01/2023(4)(6)		1,429,588
	1,765,000	7.88%, 12/01/2022		1,919,437
	800,000	Ashtead Capital, Inc. 6.50% 07/15/2022(4)		830,000
	2,180,000	AV Homes, Inc. 6.63% 05/15/2022(4)		2,256,300
		Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	1,625,000	5.25%, 03/15/2025(4)		1,582,344
	465,000	5.50%, 04/01/2023		468,488
		Bank of America Corp.
	8,500,000	2.00%, 01/11/2018		8,516,575
	4,700,000	6.88%, 04/25/2018		4,872,607
	2,380,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25% 03/15/2024(4)		2,582,300
	4,275,000	BMW US Capital LLC 1.50% 04/11/2019(4)		4,264,116
		Boyd Gaming Corp.
	930,000	6.38%, 04/01/2026		1,013,700
	6,820,000	6.88%, 05/15/2023		7,331,500
	2,350,000	Brand Energy & Infrastructure Services, Inc. 8.50% 07/15/2025(4)		2,502,750
	3,355,000	California Resources Corp. 8.00% 12/15/2022(4)		2,138,812
	1,485,000	CEC Entertainment, Inc. 8.00% 02/15/2022		1,555,537
	4,090,000	Celgene Corp. 2.25% 05/15/2019		4,123,526
	2,713,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.38% 09/15/2020(4)		2,760,477
		Chemours Co.
	3,430,000	6.63%, 05/15/2023		3,683,340
	2,130,000	7.00%, 05/15/2025		2,374,950
	13,650,000	Citigroup, Inc. 1.70% 04/27/2018		13,650,833
	1,850,000	Clear Channel Worldwide Holdings, Inc. 7.63% 03/15/2020		1,863,875
	2,345,000	Cloud Crane LLC 10.13% 08/01/2024(4)		2,638,125
	1,790,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00% 11/01/2021		1,852,650
	3,760,000	CNH Industrial Capital LLC 4.38% 11/06/2020		3,938,600
	1,865,000	Concho Resources, Inc. 5.50% 04/01/2023		1,925,612
	1,700,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50% 12/15/2024(4)		1,989,000

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	Continental Resources, Inc.
$1,585,000	3.80%, 06/01/2024	$	1,466,125
200,000	4.50%, 04/15/2023		195,000
2,070,000	4.90%, 06/01/2044		1,769,850
480,000	5.00%, 09/15/2022		475,498
	CSC Holdings LLC
1,455,000	7.88%, 02/15/2018		1,496,831
1,830,000	10.13%, 01/15/2023(4)		2,129,662
1,424,000	10.88%, 10/15/2025(4)		1,776,440
2,140,000	Denbury Resources, Inc. 9.00% 05/15/2021(4)		2,038,350
8,615,000	DISH DBS Corp. 4.25% 04/01/2018		8,711,919
2,160,000	Dominion Resources, Inc. 1.90% 06/15/2018		2,165,121
1,040,000	Dynegy, Inc. 8.00% 01/15/2025(4)		1,029,600
505,000	Eldorado Resorts, Inc. 6.00% 04/01/2025		540,350
	Endo Finance LLC
1,935,000	6.00%, 07/15/2023(4)		1,677,403
3,675,000	6.00%, 02/01/2025(4)		3,109,969
575,000	Envision Healthcare Corp. 5.63% 07/15/2022		596,563
1,960,000	FBM Finance, Inc. 8.25% 08/15/2021(4)		2,102,100
3,460,000	FelCor Lodging L.P. 6.00% 06/01/2025		3,719,500
	Ferrellgas L.P. / Ferrellgas Finance Corp.
1,336,000	6.50%, 05/01/2021		1,269,200
865,000	6.75%, 01/15/2022		817,425
1,340,000	First Data Corp. 7.00% 12/01/2023(4)		1,445,525
2,170,000	Flex Acquisition Co., Inc. 6.88% 01/15/2025(4)		2,278,500
2,030,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50% 04/01/2023(4)		1,913,275
435,000	Fresenius Medical Care U.S. Finance II, Inc. 5.63% 07/31/2019(4)		462,188
1,000,000	General Cable Corp. 5.75% 10/01/2022		1,025,000
	General Motors Financial Co., Inc.
8,500,000	2.40%, 04/10/2018		8,537,417
7,100,000	2.63%, 05/09/2019(5)		7,199,088
11,675,000	4.75%, 08/15/2017		11,688,216
	Genworth Holdings, Inc.
210,000	4.80%, 02/15/2024		172,725
1,425,000	4.90%, 08/15/2023		1,189,875
450,000	7.63%, 09/24/2021		428,121
	Goldman Sachs Group, Inc.
1,165,000	2.00%, 04/25/2019		1,168,045
7,050,000	5.95%, 01/18/2018		7,185,064
	Gray Television, Inc.
1,785,000	5.13%, 10/15/2024(4)		1,827,394
220,000	5.88%, 07/15/2026(4)		227,700
475,000	H&E Equipment Services, Inc. 7.00% 09/01/2022		491,625
1,800,000	HCA Healthcare, Inc. 6.25% 02/15/2021		1,955,250
2,530,000	HCA, Inc. 7.50% 11/15/2095		2,602,737
	Herc Rentals, Inc.
819,000	7.50%, 06/01/2022(4)		886,568
755,000	7.75%, 06/01/2024(4)		819,175
	Hertz Corp.
1,550,000	5.50%, 10/15/2024(4)		1,263,250
1,650,000	6.25%, 10/15/2022		1,439,625

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	946,000	7.38%, 01/15/2021(4)	$	904,613
	1,420,000	7.63%, 06/01/2022(4)		1,405,800
		Hexion, Inc.
	1,560,000	10.38%, 02/01/2022(4)		1,579,500
	835,000	13.75%, 02/01/2022(4)		764,025
	585,000	Infor Software Parent LLC (cash) 7.13% 05/01/2021(4)(10)		605,475
	1,730,000	Infor U.S., Inc. 6.50% 05/15/2022		1,801,362
		International Lease Finance Corp.
	1,450,000	3.88%, 04/15/2018		1,469,150
	1,175,000	8.88%, 09/01/2017		1,181,687
	2,055,000	inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical, Inc. 7.50% 10/01/2024(4)		2,250,225
	1,490,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75% 11/15/2021(4)		1,553,325
	2,835,000	Jacobs Entertainment, Inc. 7.88% 02/01/2024(4)		3,075,975
	10,400,000	JPMorgan Chase Bank NA 1.73% 09/21/2018(5)		10,432,074
	1,500,000	Kaiser Aluminum Corp. 5.88% 05/15/2024		1,593,750
	2,550,000	Kinder Morgan, Inc. 2.00% 12/01/2017		2,552,384
		Laredo Petroleum, Inc.
	1,065,000	5.63%, 01/15/2022		1,076,981
	2,520,000	6.25%, 03/15/2023		2,598,750
	430,000	7.38%, 05/01/2022		445,588
	1,255,000	Lithia Motors, Inc. 5.25% 08/01/2025(4)		1,292,650
	1,690,000	Manitowoc Co., Inc. 12.75% 08/15/2021(4)		1,909,700
		Marathon Oil Corp.
	465,000	5.90%, 03/15/2018		476,952
	11,725,000	6.00%, 10/01/2017		11,775,066
	3,075,000	MDC Holdings, Inc. 5.50% 01/15/2024		3,290,250
	1,025,000	MGIC Investment Corp. 5.75% 08/15/2023		1,117,250
	3,750,000	Molson Coors Brewing Co. 1.45% 07/15/2019		3,716,790
		Morgan Stanley
EUR	7,225,000	1.88%, 04/27/2027		8,643,277
$	5,850,000	6.25%, 08/28/2017		5,868,890
	2,900,000	National Rural Utilities Cooperative Finance Corp. 10.38% 11/01/2018		3,210,778
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	1,045,000	6.50%, 08/01/2018		1,043,694
	750,000	6.50%, 07/01/2021		768,750
	456,000	7.88%, 10/01/2020		467,674
		Navient Corp.
	1,002,000	5.50%, 01/25/2023		1,023,212
	165,000	5.63%, 08/01/2033		140,250
	386,000	5.88%, 10/25/2024		393,238
	2,350,000	6.13%, 03/25/2024		2,438,125
	1,020,000	6.50%, 06/15/2022		1,086,300
	422,000	7.25%, 09/25/2023		461,689
	2,825,000	Netflix, Inc. 5.88% 02/15/2025		3,164,000
		NextEra Energy Capital Holdings, Inc.
	2,190,000	1.65%, 09/01/2018		2,188,839
	5,190,000	2.30%, 04/01/2019		5,230,409
		Nissan Motor Acceptance Corp.
	15,300,000	1.76%, 09/13/2019(4)(5)		15,370,793
	15,775,000	2.00%, 03/08/2019(4)		15,815,826

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	9,430,000	2.10%, 04/06/2018(4)(5)	$	9,469,861
	4,375,000	Noble Energy, Inc. 8.25% 03/01/2019		4,787,300
		Novelis Corp.
	615,000	5.88%, 09/30/2026(4)		647,288
	1,700,000	6.25%, 08/15/2024(4)		1,819,340
	320,000	OneMain Financial Holdings LLC 6.75% 12/15/2019(4)		335,040
	1,430,000	Party City Holdings, Inc. 6.13% 08/15/2023(4)		1,501,500
	1,535,000	Penn National Gaming, Inc. 5.63% 01/15/2027(4)		1,581,050
	3,240,000	Platform Specialty Products Corp. 6.50% 02/01/2022(4)		3,361,500
	1,701,000	PRA Holdings, Inc. 9.50% 10/01/2023(4)		1,877,479
	2,965,000	QEP Resources, Inc. 5.25% 05/01/2023		2,882,543
	3,070,000	Revlon Consumer Products Corp. 6.25% 08/01/2024		2,333,200
	12,040,000	Reynolds American, Inc. 8.13% 06/23/2019		13,410,260
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	1,660,000	5.13%, 07/15/2023(4)		1,747,150
	645,000	7.00%, 07/15/2024(4)		697,406
	125,000	RSP Permian, Inc. 6.63% 10/01/2022		130,625
	1,915,000	SBA Tower Trust 2.88% 07/09/2021(4)		1,907,225
		Scientific Games International, Inc.
	795,000	6.63%, 05/15/2021		820,838
	1,440,000	10.00%, 12/01/2022		1,605,600
	415,000	Signode Industrial Group U.S., Inc. 6.38% 05/01/2022(4)		433,675
	1,055,000	Sinclair Television Group, Inc. 5.13% 02/15/2027(4)		1,044,450
		SM Energy Co.
	1,495,000	5.00%, 01/15/2024		1,390,350
	20,000	5.63%, 06/01/2025		18,700
	265,000	6.13%, 11/15/2022		259,700
	125,000	6.50%, 11/15/2021		124,375
	245,000	6.75%, 09/15/2026		243,775
	5,235,000	Southern Co. 2.45% 09/01/2018		5,272,985
	10,060,000	Southern Power Co. 1.85% 12/01/2017		10,069,285
	524,000	Springleaf Finance Corp. 6.13% 05/15/2022		550,200
	1,840,000	Sprint Corp. 7.13% 06/15/2024		2,017,100
	230,000	Station Casinos LLC 7.50% 03/01/2021		239,775
	1,920,000	Sterigenics-Nordion Holdings LLC 6.50% 05/15/2023(4)		1,987,200
	430,000	Sterigenics-Nordion Topco LLC (cash) 8.13% 11/01/2021(4)(10)		440,750
	1,410,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88% 05/15/2025(4)		1,410,000
	225,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 06/01/2025(4)		233,307
	925,000	Texas Competitive Electric Holdings Co. LLC 11.50% 10/01/2020*(1)(2)		—
		Time Warner Cable LLC
	9,695,000	6.75%, 07/01/2018		10,120,038
	4,680,000	8.25%, 04/01/2019		5,148,702

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

	$4,685,000	8.75%, 02/14/2019	$	5,154,756
	1,980,000	TMX Finance LLC 8.50% 09/15/2018(4)		1,866,150
	2,030,000	TreeHouse Foods, Inc. 6.00% 02/15/2024(4)		2,177,175
	825,000	Tribune Media Co. 5.88% 07/15/2022		864,188
		United States Steel Corp.
	224,000	6.88%, 04/01/2021		232,120
	1,020,000	7.50%, 03/15/2022		1,060,800
	1,940,000	8.38%, 07/01/2021(4)		2,146,125
	2,015,000	USIS Merger Sub, Inc. 6.88% 05/01/2025(4)		2,085,525
	5,025,000	Ventas Realty L.P. / Ventas Capital Corp. 2.00% 02/15/2018		5,032,457
	3,895,000	Verizon Communications, Inc. 2.99% 09/14/2018(5)		3,966,434
		WPX Energy, Inc.
	2,305,000	6.00%, 01/15/2022		2,368,387
	900,000	8.25%, 08/01/2023		990,000
		Zayo Group LLC / Zayo Capital, Inc.
	1,600,000	6.00%, 04/01/2023		1,686,000
	1,280,000	6.38%, 05/15/2025		1,387,200

				463,275,348

		Total Corporate Bonds (cost $609,515,660)	$	624,050,369

Foreign Government Obligations - 55.4%
		Australia - 10.6%
		Australia Government Bond
AUD	40,545,000	1.75%, 11/21/2020(7)	$	32,203,596
	84,360,000	2.75%, 10/21/2019(7)		68,876,565
	17,380,000	3.00%, 03/21/2047(7)		12,547,901
	84,445,000	3.25%, 10/21/2018(7)		68,868,073
	93,840,000	4.50%, 04/15/2020(7)		80,248,440
	64,145,000	5.25%, 03/15/2019(7)		54,237,882
	66,045,000	5.75%, 05/15/2021(7)		59,969,917
	49,430,000	5.75%, 07/15/2022(7)		46,143,063

				423,095,437

		Brazil - 0.1%
EUR	3,550,000	Banco Nacional de Desenvolvimento Economico e Social 4.13% 09/15/2017(7)		4,222,243

		Canada - 7.6%
		Canadian Government Bond
CAD	71,300,000	0.75%, 03/01/2021		55,676,050
	34,060,000	0.75%, 09/01/2021		26,411,218
	54,005,000	1.25%, 02/01/2018		43,363,838
	96,005,000	1.25%, 09/01/2018		77,021,922
	126,805,000	1.75%, 09/01/2019		102,597,374

				305,070,402

		Denmark - 10.0%
		Denmark Government Bond
DKK	964,580,000	0.25%, 11/15/2018		155,229,476
	228,265,000	4.00%, 11/15/2017		36,822,999
	1,173,500,000	4.00%, 11/15/2019		206,391,420

				398,443,895

		France - 0.6%
EUR	18,605,000	French Republic Government Bond OAT 2.00% 05/25/2048(4)(7)		22,773,619

		Germany - 0.3%
	7,575,000	Bundesrepublik Deutschland 2.50% 07/04/2044(7)		11,468,014

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

		Ireland - 0.3%
	9,260,000	Ireland Government Bond 2.00% 02/18/2045(7)	$	11,150,538

		Italy - 0.4%
	14,085,000	Italy Buoni Poliennali Del Tesoro 2.70% 03/01/2047(4)(7)		15,067,022

		New Zealand - 4.6%
		New Zealand Government Bond
NZD	86,540,000	2.75%, 04/15/2025(7)		64,565,647
	138,015,000	5.50%, 04/15/2023(7)		119,538,690

				184,104,337

		Norway - 5.2%
		Norway Government Bond
NOK	243,610,000	1.75%, 02/17/2027(4)(7)		31,224,067
	267,090,000	3.75%, 05/25/2021(4)(7)		37,511,728
	1,040,145,000	4.50%, 05/22/2019(4)(7)		141,439,401

				210,175,196

		Singapore - 5.6%
		Singapore Government Bond
SGD	35,140,000	0.50%, 04/01/2018		25,826,986
	113,220,000	1.63%, 10/01/2019		84,132,782
	34,225,000	1.75%, 04/01/2022		25,498,970
	117,910,000	2.25%, 06/01/2021		89,331,954

				224,790,692

		South Africa - 0.5%
ZAR	292,575,000	Republic of South Africa Government Bond 8.75% 02/28/2048		19,815,511

		South Korea - 4.5%
		Korea Treasury Bond
KRW	153,740,520,000	2.00%, 03/10/2020		138,322,093
	44,097,800,000	3.13%, 03/10/2019		40,375,190

				178,697,283

		Sweden - 5.1%
SEK	1,651,155,000	Sweden Government Bond 3.75% 08/12/2017		204,765,470

		Total Foreign Government Obligations (cost $2,102,618,854)	$	2,213,639,659

Senior Floating Rate Interests - 2.1%(11)
		Canada - 0.1%
$	2,407,333	B.C. Unlimited Liability Co. 3.51% 02/16/2024	$	2,406,033

		Germany - 0.2%
	8,125,000	Unitymedia Hessen GmbH & Co. KG 0.00% 09/30/2025(12)		8,105,988

		Luxembourg - 0.1%
	5,625,000	Almonde, Inc. 4.74% 06/13/2024		5,668,763

		United Kingdom - 0.1%
	4,773,985	Camelot UK Holdco Ltd. 4.73% 10/03/2023		4,825,305

		United States - 1.6%
	933,997	American Builders & Contractors Supply Co., Inc. 3.73% 10/31/2023		938,667
	3,042,417	Asurion LLC 4.23% 11/03/2023		3,065,236
	2,835,000	BCP Raptor LLC 5.51% 06/24/2024		2,845,631
	1,220,644	Berlin Packaging LLC 4.51% 10/01/2021		1,226,748

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	4,882,763	Clark Equipment Co. 3.93% 05/18/2024	$	4,913,280
		Community Health Systems, Inc.
	147,574	3.96%, 12/31/2019		147,523
	272,493	4.21%, 01/27/2021		271,965
	1,140,000	Diamond (BC) B.V. 0.00% 07/12/2024(12)		1,140,946
		First Data Corp.
	2,459,975	3.48%, 07/08/2022		2,466,568
	2,355,957	3.73%, 04/26/2024		2,368,585
EUR	1,294,563	Gardner Denver, Inc. 4.75% 07/30/2020		1,539,293
$	3,286,463	Harbor Freight Tools USA, Inc. 4.48% 08/18/2023		3,299,970
	835,000	Hayward Industries, Inc. 0.00% 07/18/2024(12)		841,262
	585,000	HD Supply Waterworks Ltd. 0.00% 08/01/2024(12)		588,475
	3,503,654	Hostess Brands LLC 3.73% 08/03/2022		3,533,050
	1,945,516	Hyland Software, Inc. 4.48% 07/01/2022		1,967,403
	4,040,000	INC Research LLC 0.00% 06/27/2024(12)		4,068,603
	2,782,518	Lands’ End, Inc. 4.48% 04/04/2021		2,309,490
	4,075,000	Level 3 Financing, Inc. 3.48% 02/22/2024		4,090,933
	2,868,147	LTS Buyer LLC 4.55% 04/13/2020		2,878,185
	3,285,000	Post Holdings, Inc. 3.49% 05/24/2024		3,298,337
	5,253,600	Quikrete Holdings, Inc. 3.98% 11/15/2023		5,270,306
	2,262,270	Rexnord LLC 4.05% 08/21/2023		2,272,564
	3,406,463	Sterigenics-Nordion Holdings LLC 4.23% 05/15/2022		3,405,032
		Tribune Media Co.
	83,823	4.23%, 12/27/2020		84,032
	1,044,754	4.23%, 01/27/2024		1,047,627
	1,835,000	USI, Inc. 4.18% 05/16/2024		1,829,275

				61,708,986

		Total Senior Floating Rate Interests (cost $82,875,867)	$	82,715,075

U.S. Government Agencies - 0.7%
		United States - 0.7%
		FHLMC - 0.0%
$	3,690,853	1.73%, 09/25/2041(5)(8)	$	328,901
	6,087,872	2.21%, 01/25/2042(5)(8)		746,269
	11,435,000	2.02%, 02/25/2041(5)(8)		775,716

				1,850,886

		SLM Student Loan Trust - 0.7%
$	2,134,595	1.40%, 01/26/2026(5)	$	2,127,709
	1,250,000	1.45%, 10/25/2028(5)		1,235,827
	1,174,412	1.63%, 03/25/2025(5)		1,161,488
	475,000	1.88%, 05/26/2026(5)		463,802
	1,921,255	1.93%, 01/25/2029(5)		1,925,168
	2,791,615	1.96%, 01/25/2022(5)		2,783,404
	183,172	2.06%, 01/25/2019(5)		183,278
	1,321,930	2.06%, 04/25/2023(5)		1,314,422
	3,935,270	2.81%, 04/25/2023(5)		4,027,391
	3,507,096	3.01%, 07/25/2023(5)		3,605,878

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	1,000,000	SLC Student Loan Trust 2.15% 06/15/2021(5)	$	994,592
	2,457,193	1.65%, 03/25/2026(4)(5)		2,427,217
	2,466,754	2.79%, 04/25/2024(5)		2,485,908
	1,501,231	2.84%, 11/25/2024(5)		1,534,001

				26,270,085

				28,120,971

		Total U.S. Government Agencies (cost $27,645,685)	$	28,120,971

U.S. Government Securities - 11.5%
		United States - 11.5%
		U.S. Treasury Bonds - 1.7%
$	23,075,000	0.00%, 11/15/2045	$	9,898,736
	46,045,000	0.01%, 08/15/2045		19,923,165
	31,150,000	2.50%, 02/15/2046		28,683,543
	9,265,000	3.00%, 02/15/2047		9,443,064

				67,948,508

		U.S. Treasury Notes - 9.8%
	74,580,000	0.63%, 04/30/2018(13)		74,250,804
	86,285,000	0.75%, 01/31/2018(13)		86,105,786
	39,970,000	1.00%, 09/30/2019(13)		39,660,872
	45,680,000	1.25%, 01/31/2019(13)		45,635,371
	82,860,000	1.38%, 04/30/2020(13)(14)		82,662,545
	25,115,000	1.38%, 01/31/2021(13)		24,906,043
	39,960,000	1.38%, 04/30/2021(13)		39,536,983

				392,758,404

				460,706,912

		Total U.S. Government Securities (cost $461,600,412)	$	460,706,912

Convertible Bonds - 0.6%
		Commercial Services - 0.0%
$	1,600,000	Cardtronics, Inc. 1.00% 12/01/2020	$	1,526,000

		Diversified Financial Services - 0.0%
	970,000	Blackhawk Network Holdings, Inc. 1.50% 01/15/2022(4)		1,088,219

		Internet - 0.1%
	369,000	Liberty Expedia Holdings, Inc. 1.00% 06/30/2047(4)		400,826
	1,750,000	Priceline Group, Inc. 0.90% 09/15/2021		2,083,594

				2,484,420

		Media - 0.2%
		DISH Network Corp.
	3,780,000	2.38%, 03/15/2024(4)		4,035,150
	1,545,000	3.38%, 08/15/2026(4)		1,919,662
	188,000	Liberty Media Corp-Liberty Formula One 1.00% 01/30/2023(4)		212,440

				6,167,252

		Oil & Gas - 0.0%
	1,155,000	Cobalt International Energy, Inc. 2.63% 12/01/2019		335,672

		Oil & Gas Services - 0.0%
	1,388,000	Weatherford International Ltd. 5.88% 07/01/2021		1,473,015

		Semiconductors - 0.0%
		Microchip Technology, Inc.
	435,000	1.63%, 02/15/2025		679,688
	392,000	1.63%, 02/15/2027(4)		434,140

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

$	450,000	2.25%, 02/15/2037(4)		$	491,625

					1,605,453

		Software - 0.3%
	2,189,000	salesforce.com, Inc. 0.25% 04/01/2018			3,024,924
	5,216,000	ServiceNow, Inc. 0.01% 06/01/2022(4)			5,437,680
	1,477,000	Verint Systems, Inc. 1.50% 06/01/2021			1,429,921

					9,892,525

		Total Convertible Bonds (cost $24,623,761)		$	24,572,556

Preferred Stocks - 0.0%
		United States - 0.0%
	15,000	GMAC Capital Trust Series 2 6.97%(5)			398,250

		Total Preferred Stocks (cost $393,994)		$	398,250

Convertible Preferred Stocks - 0.3%
		Ireland - 0.1%
	3,897	Allergan plc Series A 5.50%		$	3,483,957

		Israel - 0.0%
	1,960	Teva Pharmaceutical Industries Ltd. 7.00%			1,144,640

		United States - 0.2%
	700	Crown Castle International Corp. Series A 6.88%			747,061
	36,000	Mandatory Exchangeable Trust 5.75%(4)			6,634,692

					7,381,753

		Total Convertible Preferred Stocks (cost $11,005,693)		$	12,010,350

		Total Long-Term Investments (cost $3,768,434,482)		$	3,893,739,778
Short-Term Investments - 3.0%
		Other Investment Pools & Funds - 3.0%
	120,942,150	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class			120,942,150

		Total Short-Term Investments (cost $120,942,150)		$	120,942,150

		Total Investments Excluding Purchased Options (cost $3,889,376,632)	100.4%	$	4,014,681,928
		Total Purchased Options (cost $3,171,296)	0.0%	$	1,382,809

		Total Investments (cost $3,892,547,928)^	100.4%	$	4,016,064,737
		Other Assets and Liabilities	(0.4)%		(16,988,854)

		Total Net Assets	100.0%	$	3,999,075,883

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$139,665,892
Unrealized Depreciation	(16,149,083)

Net Unrealized Appreciation	$123,516,809

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2017, the aggregate fair value of these securities was $2,301,451, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost Basis
07/2017	1,330,000	Bain Capital Credit CLO Ltd.	$	1,330,000
05/2017	42,182	Homer City Generation L.P.		2,698,660
10/2016	925,000	Texas Competitive Electric Holdings Co. LLC		—

			$	4,028,660

At July 31, 2017, the aggregate value of these securities was $2,301,451, which represents 0.1% of total net assets.

(3)	Non-income producing.
(4)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $748,710,668, which represented 18.7% of total net assets.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2017.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $12,188,948 at July 31, 2017.
(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2017, the aggregate value of these securities was $924,854,416, which represented 23.1% of total net assets.
(8)	Securities disclosed are interest-only strips.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2017.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(14)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

OTC Option Contracts Outstanding at July 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
AUD Call/NZD Put	BOA	1.10 NZD per AUD	02/15/18	AUD	5,735,000	$45,715	$98,112	$(52,397)
AUD Call/NZD Put	JPM	1.09 NZD per AUD	08/15/17	AUD	8,205,000	8,185	97,345	(89,160)
USD Call/CNH Put	JPM	8.00 CNH per USD	12/07/17	USD	575,000	396	64,975	(64,579)
USD Call/CNH Put	JPM	8.00 CNH per USD	12/07/17	USD	575,000	396	64,688	(64,292)
USD Call/CNH Put	SCB	8.00 CNH per USD	12/11/17	USD	774,000	598	103,716	(103,118)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/11/21	USD	4,151,000	114,813	198,377	(83,564)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	USD	4,151,000	114,837	198,002	(83,165)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

USD Call/JPY Put	BOA	115.00 JPY per USD	03/12/21	USD	5,530,000	$152,987	$243,320	$(90,333)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	USD	5,531,000	153,015	216,981	(63,966)
USD Call/KRW Put	JPM	1,250.00 KRW per USD	09/11/17	USD	4,910,000	1,478	101,048	(99,570)
USD Call/SGD Put	JPM	1.50 SGD per USD	12/11/17	USD	3,788,000	1,375	52,653	(51,278)

Total Calls					43,925,000	$593,795	$1,439,217	$(845,422)

Puts
EUR Put/USD Call	JPM	0.90 USD per EUR	01/08/18	EUR	68,696,000	$1,626	$143,873	$(142,247)
GBP Put/USD Call	GSC	1.15 USD per GBP	12/05/17	GBP	327,000	4,144	58,012	(53,868)
GBP Put/USD Call	GSC	1.15 USD per GBP	12/05/17	GBP	328,000	4,157	59,062	(54,905)

Total Puts					69,351,000	$9,927	$260,947	$(251,020)

Total purchased option contracts					113,276,000	$603,722	$1,700,164	$(1,096,442)

Written option contracts:
Calls
USD Call/JPY Put	GSC	140.00 JPY per USD	03/11/21	USD	(4,151,000)	$(27,745)	$(82,771)	$55,026
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	USD	(5,531,000)	(37,003)	(90,598)	53,595
USD Call/JPY Put	BOA	140.00 JPY per USD	03/12/21	USD	(5,530,000)	(36,996)	(106,287)	69,291
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	USD	(4,151,000)	(27,770)	(83,850)	56,080

Total Calls					(19,363,000)	$(129,514)	$(363,506)	$233,992

Total written option contracts					(19,363,000)	$(129,514)	$(363,506)	$233,992

OTC Swaption Contracts Outstanding at July 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption USD	JPM	0.63%	09/15/17	USD	102,770,000	$53,240	$120,755	$(67,515)
Interest Rate Swaption USD	GSC	0.66%	10/02/17	USD	102,980,000	41,804	118,427	(76,623)
Interest Rate Swaption USD	MSC	2.40%	11/10/17	USD	8,350,000	148,564	148,630	(66)
Interest Rate Swaption USD	JPM	2.23%	11/13/17	USD	23,935,000	228,961	294,400	(65,439)

Total Calls					238,035,000	$472,569	$682,212	$(209,643)

Puts
Interest Rate Swaption EUR	BCLY	70.00%	08/16/17	EUR	81,912,500	$6,177	$107,659	$(101,482)
Interest Rate Swaption USD	MSC	2.40%	11/10/17	USD	8,350,000	61,567	148,630	(87,063)
Interest Rate Swaption USD	JPM	2.54%	11/13/17	USD	23,935,000	102,940	284,826	(181,886)
Interest Rate Swaption USD	JPM	0.93%	11/21/18	JPY	1,100,450,000	135,834	247,805	(111,971)

Total Puts					1,214,647,500	$306,518	$788,920	$(482,402)

Total purchased swaption contracts					1,452,682,500	$779,087	$1,471,132	$(692,045)

OTC Swaption Contracts Outstanding at July 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Puts
Interest Rate Swaption EUR	BCLY	80.00 EUR	08/16/17	EUR	(81,912,500)	$(1,484)	$(53,369)	$51,885

Total written swaption contracts					(81,912,500)	$(1,484)	$(53,369)	$51,885

Futures Contracts Outstanding at July 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian SPI 200 Index Future	9	09/15/2017	$803,270	$804,571	$1,301
Canadian Government 10-Year Bond Future	1,199	09/20/2017	134,225,988	132,031,851	(2,194,137)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Euro BUXL 30-Year Bond Future	45	09/07/2017	$8,601,401	$8,636,297	$34,896
Euro-BOBL Future	538	09/07/2017	84,083,552	84,106,982	23,430
Euro-Schatz Future	15	09/07/2017	1,987,100	1,990,028	2,928
U.S. Ultra Bond Future	213	09/20/2017	35,334,048	35,038,500	(295,548)

Total					$(2,427,130)

Short position contracts:
Australian 10-Year Bond Future	844	09/15/2017	$86,817,629	$87,070,119	$(252,490)
Euro-BTP Future	226	09/07/2017	36,442,608	36,449,498	(6,890)
Euro-Bund Future	938	09/07/2017	179,276,586	179,830,054	(553,468)
Euro-OAT Future	211	09/07/2017	37,059,652	37,162,549	(102,897)
Long Gilt Future	127	09/27/2017	21,074,455	21,116,397	(41,942)
U.S. 10-Year Ultra Future	557	09/20/2017	75,298,726	75,221,109	77,617
U.S. Treasury 10-Year Note Future	686	09/20/2017	86,244,535	86,360,969	(116,434)
U.S. Treasury 2-Year Note Future	416	09/29/2017	89,897,667	89,999,000	(101,333)
U.S. Treasury 5-Year Note Future	4,072	09/29/2017	479,892,076	481,100,440	(1,208,364)
U.S. Treasury Long Bond Future	48	09/20/2017	7,309,413	7,342,500	(33,087)

Total					$(2,339,288)

Total futures contracts					$(4,766,418)

OTC Credit Default Swap Contracts Outstanding at July 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.A.7	JPM	USD	1,645,000	(2.00%)	01/17/47	$62,904	$—	$25,793	$(37,111)
CMBX.NA.AS.7	CSI	USD	9,350,000	(1.00%)	01/17/47	168,232	—	(74,615)	(242,847)
CMBX.NA.BBB.7	CSI	USD	5,165,000	(3.00%)	01/17/47	494,980	—	454,628	(40,352)
CMBX.NA.BBB.7	MSC	USD	1,105,000	(3.00%)	01/17/47	105,906	—	97,263	(8,643)

Total						$832,022	$—	$503,069	$(328,953)

Sell protection:
CMBX.NA.BB.6	GSC	USD	4,125,000	5.00%	05/11/63	$—	$(827,638)	$(777,730)	$49,908
CMBX.NA.BB.6	MSC	USD	495,000	5.00%	05/11/63	—	(112,732)	(93,465)	19,267
CMBX.NA.BB.6	MSC	USD	3,210,000	5.00%	05/11/63	—	(586,634)	(605,215)	(18,581)
CMBX.NA.BB.6	JPM	USD	3,220,000	5.00%	05/11/63	—	(549,305)	(607,100)	(57,795)
CMBX.NA.BB.8	MSC	USD	3,710,000	5.00%	10/17/57	—	(1,060,976)	(895,775)	165,201
CMBX.NA.BB.8	CSI	USD	3,810,000	5.00%	10/17/57	—	(1,020,981)	(919,920)	101,061
CMBX.NA.BBB.6	CSI	USD	3,220,000	3.00%	05/11/63	—	(457,781)	(363,918)	93,863
CMBX.NA.BBB.6	CSI	USD	3,175,000	3.00%	05/11/63	—	(439,402)	(358,832)	80,570
CMBX.NA.BBB.7	MSC	EUR	2,515,000	5.00%	06/20/22	443,542	—	482,343	38,801

Total						$443,542	$(5,055,449)	$(4,139,612)	$472,295

Total traded indices						$1,275,564	$(5,055,449)	$(3,636,543)	$143,342

Credit default swaps on single-name issues:
Buy protection:
Alcoa, Inc.	GSC	USD	3,760,000	(1.00%)/1.24%	12/20/21	$225,908	$—	$32,994	$(192,914)
American Axle & Manufacturing, Inc.	JPM	USD	1,860,000	(5.00%)/3.57%	06/20/22	—	(118,172)	(126,444)	(8,272)
Aviva plc	GSC	EUR	7,350,000	(1.00%)/0.51%	06/20/22	—	(45,295)	$(216,710)	(171,415)
Best Buy Co., Inc.	GSC	USD	3,585,000	(5.00%)/1.32%	06/20/22	—	(517,842)	(627,813)	(109,971)
BHP Billiton plc	BCLY	USD	2,050,000	(1.00%)/0.60%	12/20/21	16,858	—	(37,293)	(54,151)
CalAtlantic Group, Inc.	BCLY	USD	4,740,000	(5.00%)/1.03%	12/20/21	—	(518,447)	(816,713)	(298,266)
CenturyLink, Inc.	GSC	USD	1,980,000	(1.00%)/2.55%	12/20/21	187,713	—	122,371	(65,342)
Cox Communications, Inc.	BNP	USD	4,290,000	(1.00%)/0.62%	12/20/21	14,143	—	(73,626)	(87,769)
Dell Inc.	JPM	USD	7,130,000	(1.00%)/2.12%	12/20/21	671,209	—	317,411	(353,798)
Gap, Inc.	GSC	USD	2,120,000	(1.00%)/1.92%	12/20/21	211,492	—	77,970	(133,522)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Gap, Inc.	MSC	USD	1,825,000	(1.00%)/2.25%	06/20/22	$158,208	$—	$101,050	$(57,158)
IBM, Corp.	BOA	USD	4,060,000	(1.00%)/0.37%	06/20/22	—	(103,761)	(124,593)	(20,832)
Ineos Group Holdings S.A.	GSC	EUR	3,410,000	(5.00%)/2.26%	06/20/22	—	(372,316)	(538,442)	(166,126)
Istar, Inc.	GSC	USD	2,900,000	(5.00%)/2.14%	12/20/21	—	(30,854)	(354,684)	(323,830)
Kohl’s Corp.	CBK	USD	2,030,000	(1.00%)/1.81%	12/20/21	89,744	—	65,702	(24,042)
Kohl’s Corp.	MSC	USD	1,850,000	(1.00%)/2.11%	06/20/22	102,645	—	90,942	(11,703)
Koninklijke KPN N.V.	CSI	EUR	2,350,000	(1.00%)/0.59%	06/20/22	—	(16,718)	(59,118)	(42,400)
Macy’s, Inc.	CBK	USD	5,200,000	(1.00%)/2.12%	12/20/21	245,474	—	233,783	(11,691)
MDC Holdings, Inc.	JPM	USD	3,075,000	(1.00%)/0.37%	03/20/20	57,390	—	(53,573)	(110,963)
Peugeot S.A.	CBK	EUR	3,280,000	(5.00%)/1.47%	12/20/21	—	(464,329)	(617,038)	(152,709)
Target Corp.	CSI	USD	1,860,000	(1.00%)/0.55%	12/20/21	—	(40,958)	(37,089)	3,869
Tenet Healthcare Corp.	MSC	USD	3,275,000	(5.00%)/0.42%	12/20/17	—	(38,485)	(77,410)	(38,925)
Vodafone Group plc	CSI	EUR	3,885,000	(1.00%)/0.59%	06/20/22	—	(27,680)	(97,733)	(70,053)
Vodafone Group plc	BNP	EUR	4,115,000	(1.00%)/0.59%	06/20/22	—	(29,318)	(103,518)	(74,200)
Weatherford International Ltd.	GSC	USD	1,405,000	(1.00%)/5.45%	06/20/22	309,362	—	253,052	(56,310)
Windstream Corp.	BCLY	USD	3,760,000	(5.00%)/8.54%	12/20/21	106,509	—	439,160	332,651

Total						$2,396,655	$(2,324,175)	$(2,227,362)	$(2,299,842)

Credit default swaps on single-name issues:
Sell protection:
AcelorMittal	GSC	EUR	2,765,000	5.00%/1.70%	06/20/22	$346,105	$—	$529,963	$183,858
AcelorMittal	GSC	EUR	2,560,000	5.00%/1.70%	06/20/22	371,861	—	490,671	118,810
AcelorMittal	JPM	EUR	1,390,000	5.00%/1.70%	06/20/22	174,514	—	266,420	91,906
AcelorMittal	BOA	EUR	1,195,000	5.00%/1.70%	06/20/22	141,703	—	229,044	87,341
CalAtlantic Group, Inc.	JPM	USD	4,230,000	5.00%/1.21%	06/20/22	621,582	—	763,589	142,007
Koninklijke KPN N.V.	BCLY	EUR	4,115,000	1.00%/0.53%	06/20/22	25,108	—	117,751	92,643
Koninklijke KPN N.V.	CSI	EUR	3,885,000	1.00%/0.53%	06/20/22	23,705	—	111,170	87,465
Liberty Interactive LLC	GSC	USD	1,425,000	5.00%/0.75%	03/20/20	87,232	—	164,806	77,574
Liberty Interactive LLC	BCLY	USD	850,000	5.00%/0.75%	03/20/20	44,824	—	98,305	53,481
Novafives S.A.S	CSI	EUR	3,400,000	5.00%/3.31%	06/20/22	253,317	—	329,695	76,378
Vodafone Group plc	CSI	EUR	2,375,000	1.00%/0.53%	06/20/22	14,469	—	67,961	53,492

Total						$2,104,420	$—	$3,169,375	$1,064,955

Total single-name issues						$4,501,075	$(2,324,175)	$942,013	$(1,234,887)

Total OTC contracts						$5,776,639	$(7,379,624)	$(2,694,530)	$(1,091,545)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.28	USD	34,580,000	(5.00%)	06/20/22	$(2,233,441)	$(2,756,501)	$(523,060)
ITRAXX.EUR.27	EUR	74,875,000	(1.00%)	06/20/22	(1,525,473)	(2,116,243)	(590,770)
ITRAXX.XOV.27	EUR	15,625,000	(5.00%)	06/20/22	2,188,651	2,257,186	68,535

Total					$(1,570,263)	$(2,615,558)	$(1,045,295)

Total					$(1,570,263)	$(2,615,558)	$(1,045,295)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
CBK	3M NZD Bank Bill	2.53% Fixed	NZD	96,565,000	03/21/19	$2,147	$—	$207,830	$205,683
CBK	3M SEK STIBOR	0.38% Fixed	SEK	149,845,000	03/20/22	—	—	(205,951)	(205,951)
DEUT	3M NZD Bank Bill	2.53% Fixed	NZD	96,565,000	03/21/19	—	—	207,830	207,830
DEUT	3M NZD Bank Bill	2.32% Fixed	NZD	26,605,000	03/20/22	—	—	(388,671)	(388,671)
GSC	2.24% Fixed	3M HKD HIBOR	HKD	33,115,000	06/16/26	11,135	—	19,074	7,939
GSC	2.24% Fixed	3M HKD HIBOR	HKD	33,115,000	06/16/26	24,049	—	19,073	(4,976)
GSC	2.36% Fixed	3M HKD HIBOR	HKD	46,335,000	06/16/26	—	—	(3,649)	(3,649)
GSC	2.36% Fixed	3M HKD HIBOR	HKD	46,340,000	06/16/26	—	—	(4,969)	(4,969)
JPM	2.24% Fixed	3M HKD HIBOR	HKD	26,400,000	06/16/26	8,345	—	15,206	6,861
JPM	2.38% Fixed	3M HKD HIBOR	HKD	46,335,000	06/16/26	—	—	(9,585)	(9,585)
MSC	2.37% Fixed	3M HKD HIBOR	HKD	46,340,000	06/16/26	—	—	(6,288)	(6,288)

Total						$45,676	$—	$(150,100)	$(195,776)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
1.50% Fixed	3M CAD CDOR	CAD	17,450,000	09/20/22	$275,687	$—	$335,058	$59,371
1.88% Fixed	3M CAD CDOR	CAD	8,725,000	09/20/27	—	—	277,234	277,234
2.21% Fixed	3M CAD CDOR	CAD	19,060,000	09/21/27	—	—	320,938	320,938
3M CAD CDOR	2.01% Fixed	CAD	196,310,000	09/18/21	5,229	—	(490,089)	(495,318)
3M CAD CDOR	1.84% Fixed	CAD	24,589,000	09/18/22	—	—	219,539	219,539
3M CAD CDOR	1.87% Fixed	CAD	78,240,000	09/20/22	—	(125,017)	(399,592)	(274,575)
3M CAD CDOR	2.17% Fixed	CAD	41,660,000	09/20/27	—	(59,697)	(534,286)	(474,589)
3.90% Fixed	3M NZD Bank Bill	NZD	21,675,000	09/21/27	—	—	15,212	15,212
3M NZD Bank Bill	2.53% Fixed	NZD	231,385,000	03/21/19	—	(68,447)	497,993	566,440
3M NZD Bank Bill	3.01% Fixed	NZD	228,381,000	12/19/20	—	(408,083)	802,345	1,210,428
3M NZD Bank Bill	3.28% Fixed	NZD	33,474,000	09/20/22	—	—	562,809	562,809
3M NZD Bank Bill	3.74% Fixed	NZD	8,384,000	09/20/27	—	—	230,525	230,525
0.43% Fixed	3M SEK STIBOR	SEK	248,687,000	09/20/22	—	—	139,648	139,648
3M SEK STIBOR	2.14% Fixed	SEK	99,808,000	09/21/27	—	—	(51,056)	(51,056)
3M SEK STIBOR	0.61% Fixed	SEK	195,634,000	09/20/22	—	—	108,162	108,162
3M SEK STIBOR	1.38% Fixed	SEK	46,296,000	09/20/27	—	—	23,215	23,215
1.85% Fixed	3M USD LIBOR	USD	14,300,000	09/20/22	—	—	53,735	53,735
2.43% Fixed	3M USD LIBOR	USD	14,440,000	02/15/46	72,651	—	$327,827	255,176
2.52% Fixed	3M USD LIBOR	USD	15,480,000	02/15/46	—	—	99,772	99,772
3M USD LIBOR	1.82% Fixed	USD	37,525,000	11/30/21	—	—	(70,778)	(70,778)
3M USD LIBOR	2.42% Fixed	USD	19,099,000	09/18/22	—	—	(151,836)	(151,836)
3M USD LIBOR	2.64% Fixed	USD	13,600,000	03/16/27	—	—	(34,370)	(34,370)
3M USD LIBOR	2.33% Fixed	USD	6,775,000	09/20/27	—	—	(39,612)	(39,612)
3.10% Fixed	6M AUD BBSW	AUD	20,280,000	09/21/27	—	—	187,328	187,328
6M AUD BBSW	2.50% Fixed	AUD	36,075,000	09/20/22	—	—	53,553	53,553
0.28% Fixed	6M EUR EURIBOR	EUR	11,400,000	09/20/22	—	—	22,762	22,762
6M EUR EURIBOR	0.62% Fixed	EUR	16,558,000	09/18/22	—	—	6,457	6,457
6M EUR EURIBOR	0.92% Fixed	EUR	4,794,000	09/20/27	—	—	(32,671)	(32,671)
0.83% Fixed	6M GBP LIBOR	GBP	10,500,000	09/20/22	—	—	69,896	69,896
6M GBP LIBOR	1.28% Fixed	GBP	14,450,000	03/20/22	—	—	(141,526)	(141,526)
6M GBP LIBOR	1.34% Fixed	GBP	4,277,000	09/20/27	—	—	(13,001)	(13,001)
6M JPY LIBOR	0.15% Fixed	JPY	1,823,130,000	03/20/22	—	—	138,314	138,314
6M JPY LIBOR	0.32% Fixed	JPY	568,756,000	09/20/27	—	—	(23,418)	(23,418)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

6M NOK NIBOR	1.81% Fixed	NOK	166,100,000	09/18/22	$—	$—	$(44,447)	$(44,447)
6M NOK NIBOR	1.53% Fixed	NOK	110,300,000	09/20/22	—	—	(40,131)	(40,131)
6M NOK NIBOR	1.85% Fixed	NOK	54,620,000	09/20/27	—	—	(125,809)	(125,809)
2.01% Fixed	6M PLN WIBOR	PLN	583,680,000	09/19/19	105,427	—	269,189	163,762
6M PLN WIBOR	2.67% Fixed	PLN	419,990,000	09/20/22	—	(1,181,119)	(1,243,944)	(62,825)

Total					$458,994	$(1,842,363)	$1,324,945	$2,708,314

Foreign Currency Contracts Outstanding at July 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/08/17	UBS	$36,726,457	$38,307,306	$1,580,849
AUD	Buy	08/08/17	MSC	15,753,496	16,503,923	750,427
AUD	Buy	08/08/17	BCLY	2,998,263	3,159,679	161,416
AUD	Buy	08/08/17	GSC	14,919,302	15,070,468	151,166
AUD	Buy	08/08/17	HSBC	3,014,868	3,143,680	128,812
AUD	Buy	08/08/17	DEUT	3,015,572	3,143,681	128,109
AUD	Buy	08/08/17	DEUT	1,508,347	1,573,440	65,093
AUD	Buy	08/08/17	CIB	3,882,760	3,919,602	36,842
AUD	Buy	08/08/17	CIBC	3,006,880	3,027,693	20,813
AUD	Buy	08/08/17	DEUT	1,496,760	1,515,846	19,086
AUD	Buy	09/07/17	BCLY	1,501,939	1,508,055	6,116
AUD	Sell	08/08/17	CBK	3,014,687	3,031,692	(17,005)
AUD	Sell	08/08/17	CBK	3,013,058	3,031,692	(18,634)
AUD	Sell	08/08/17	JPM	2,991,777	3,017,293	(25,516)
AUD	Sell	08/08/17	CBK	3,042,424	3,071,687	(29,263)
AUD	Sell	08/08/17	SSG	6,018,184	6,051,384	(33,200)
AUD	Sell	08/08/17	CBA	249,192,301	259,456,027	(10,263,726)
AUD	Sell	08/08/17	DEUT	248,276,769	259,456,827	(11,180,058)
AUD	Sell	09/07/17	BOA	1,436,832	1,440,088	(3,256)
BRL	Sell	09/05/17	JPM	11,853,823	11,984,909	(131,086)
CAD	Buy	08/08/17	JPM	97,114,017	101,025,135	3,911,118
CAD	Buy	08/08/17	JPM	14,608,367	15,276,185	667,818
CAD	Buy	08/08/17	JPM	13,012,225	13,297,172	284,947
CAD	Buy	08/08/17	DEUT	3,005,122	3,176,689	171,567
CAD	Buy	08/08/17	RBC	3,011,589	3,040,317	28,728
CAD	Buy	08/08/17	JPM	1,504,634	1,514,542	9,908
CAD	Buy	08/08/17	JPM	1,506,541	1,515,345	8,804
CAD	Buy	08/08/17	JPM	1,507,181	1,514,543	7,362
CAD	Buy	09/07/17	CBK	1,498,213	1,504,752	6,539
CAD	Buy	09/07/17	SCB	3,016,167	3,009,504	(6,663)
CAD	Sell	08/08/17	GSC	6,055,191	6,040,522	14,669
CAD	Sell	08/08/17	JPM	6,048,654	6,040,522	8,132
CAD	Sell	08/08/17	RBC	1,509,597	1,516,949	(7,352)
CAD	Sell	08/08/17	BNP	3,003,669	3,016,250	(12,581)
CAD	Sell	08/08/17	SSG	3,014,136	3,035,504	(21,368)
CAD	Sell	08/08/17	GSC	15,053,509	15,101,307	(47,798)
CAD	Sell	08/08/17	CBK	2,975,027	3,100,481	(125,454)
CAD	Sell	08/08/17	UBS	2,974,367	3,100,480	(126,113)
CAD	Sell	08/08/17	JPM	326,228,326	339,366,671	(13,138,345)
CAD	Sell	08/31/17	GSC	1,434,505	1,441,228	(6,723)
CAD	Sell	09/07/17	JPM	3,008,892	3,009,504	(612)
CHF	Buy	08/08/17	UBS	83,590,796	82,584,749	(1,006,047)
CHF	Buy	09/07/17	UBS	2,988,977	2,994,174	5,197
CHF	Sell	08/08/17	JPM	2,990,847	2,974,768	16,079
CHF	Sell	08/08/17	SSG	82,507,637	82,584,749	(77,112)
DKK	Buy	08/08/17	TDB	2,081,718	2,157,207	75,489
DKK	Sell	08/08/17	JPM	221,021,794	229,176,564	(8,154,770)
DKK	Sell	09/07/17	BOA	19,511,445	19,562,267	(50,822)
EUR	Buy	08/08/17	JPM	30,458,685	31,689,554	1,230,869
EUR	Buy	08/08/17	JPM	26,487,278	27,349,087	861,809
EUR	Buy	08/08/17	NOM	15,227,381	15,721,610	494,229
EUR	Buy	08/08/17	JPM	12,231,014	12,675,585	444,571

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

EUR	Buy	08/08/17	JPM	$9,173,842	$9,506,393	$332,551
EUR	Buy	08/08/17	SSG	12,147,651	12,430,435	282,784
EUR	Buy	08/08/17	SSG	12,147,913	12,430,434	282,521
EUR	Buy	08/08/17	JPM	6,656,511	6,924,614	268,103
EUR	Buy	08/08/17	JPM	6,397,132	6,653,409	256,277
EUR	Buy	08/08/17	JPM	3,888,455	4,040,838	152,383
EUR	Buy	08/08/17	JPM	6,174,729	6,318,251	143,522
EUR	Buy	08/08/17	CBK	2,991,003	3,120,636	129,633
EUR	Buy	08/08/17	JPM	3,353,411	3,477,111	123,700
EUR	Buy	08/08/17	JPM	2,975,421	3,089,844	114,423
EUR	Buy	08/08/17	CBK	2,991,225	3,102,871	111,646
EUR	Buy	08/08/17	CBK	3,000,139	3,108,793	108,654
EUR	Buy	08/08/17	CBK	3,029,820	3,096,950	67,130
EUR	Buy	08/08/17	SSG	3,017,744	3,067,343	49,599
EUR	Buy	08/08/17	CBK	2,998,931	3,048,393	49,462
EUR	Buy	08/08/17	CBK	3,030,359	3,054,315	23,956
EUR	Buy	08/08/17	RBC	1,510,551	1,533,671	23,120
EUR	Buy	08/08/17	JPM	487,484	505,697	18,213
EUR	Buy	09/07/17	JPM	3,033,007	3,059,479	26,472
EUR	Sell	08/08/17	JPM	967,224	978,234	(11,010)
EUR	Sell	08/08/17	BCLY	1,516,091	1,528,934	(12,843)
EUR	Sell	08/08/17	JPM	1,518,987	1,533,671	(14,684)
EUR	Sell	08/08/17	SSG	1,511,700	1,528,934	(17,234)
EUR	Sell	08/08/17	JPM	1,508,680	1,526,565	(17,885)
EUR	Sell	08/08/17	JPM	1,508,285	1,526,566	(18,281)
EUR	Sell	08/08/17	JPM	1,513,803	1,533,671	(19,868)
EUR	Sell	08/08/17	JPM	1,511,220	1,533,671	(22,451)
EUR	Sell	08/08/17	DEUT	1,498,917	1,524,196	(25,279)
EUR	Sell	08/08/17	CBK	3,013,682	3,049,577	(35,895)
EUR	Sell	08/08/17	CBK	3,011,787	3,049,578	(37,791)
EUR	Sell	08/08/17	JPM	3,002,090	3,054,315	(52,225)
EUR	Sell	08/08/17	JPM	5,799,927	5,869,400	(69,473)
EUR	Sell	08/08/17	CBK	2,994,881	3,102,872	(107,991)
EUR	Sell	08/08/17	JPM	7,564,191	7,741,782	(177,591)
EUR	Sell	08/08/17	JPM	7,562,276	7,742,967	(180,691)
EUR	Sell	08/08/17	NOM	6,020,633	6,235,350	(214,717)
EUR	Sell	08/08/17	JPM	15,025,727	15,259,732	(234,005)
EUR	Sell	08/08/17	CBK	6,025,802	6,274,432	(248,630)
EUR	Sell	08/08/17	CBK	6,025,400	6,274,433	(249,033)
EUR	Sell	08/08/17	MSC	6,020,064	6,274,432	(254,368)
EUR	Sell	08/08/17	CBK	6,011,180	6,274,433	(263,253)
EUR	Sell	08/08/17	MSC	233,493,341	241,621,303	(8,127,962)
EUR	Sell	08/08/17	BCLY	233,034,664	241,618,934	(8,584,270)
EUR	Sell	08/31/17	UBS	245,009	246,663	(1,654)
EUR	Sell	08/31/17	UBS	1,130,636	1,146,747	(16,111)
EUR	Sell	08/31/17	BOA	1,084,955	1,102,869	(17,914)
EUR	Sell	08/31/17	UBS	7,179,829	7,294,351	(114,522)
EUR	Sell	08/31/17	DEUT	77,531,131	78,942,412	(1,411,281)
EUR	Sell	09/07/17	BOA	5,888,624	5,901,865	(13,241)
EUR	Sell	09/07/17	SCB	3,021,369	3,048,803	(27,434)
GBP	Buy	08/08/17	JPM	40,350,291	40,806,710	456,419
GBP	Buy	08/08/17	NOM	6,008,310	6,097,251	88,941
GBP	Buy	08/08/17	JPM	3,000,027	3,061,823	61,796
GBP	Buy	08/08/17	JPM	2,999,016	3,032,788	33,772
GBP	Buy	08/08/17	BNP	2,998,268	3,031,469	33,201
GBP	Buy	08/08/17	CBK	3,017,776	3,028,829	11,053
GBP	Buy	08/31/17	DEUT	421,697	426,641	4,944
GBP	Buy	09/07/17	JPM	2,712,716	2,730,846	18,130
GBP	Buy	09/07/17	CBK	2,185,934	2,199,739	13,805
GBP	Sell	08/08/17	CBK	1,519,429	1,525,632	(6,203)
GBP	Sell	08/08/17	SSG	1,516,173	1,525,633	(9,460)
GBP	Sell	08/08/17	SSG	3,005,411	3,042,027	(36,616)
GBP	Sell	08/08/17	SSG	3,005,086	3,042,027	(36,941)
GBP	Sell	08/08/17	JPM	6,057,371	6,109,129	(51,758)
GBP	Sell	08/08/17	JPM	6,047,094	6,109,129	(62,035)
GBP	Sell	08/08/17	SSG	4,155,277	4,223,204	(67,927)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

GBP	Sell	08/08/17	JPM	$4,155,235	$4,223,204	$(67,969)
GBP	Sell	08/08/17	JPM	4,155,171	4,223,204	(68,033)
GBP	Sell	08/08/17	SSG	4,155,085	4,223,204	(68,119)
GBP	Sell	08/08/17	BCLY	3,730,974	3,799,564	(68,590)
GBP	Sell	08/08/17	CBK	2,979,738	3,048,625	(68,887)
GBP	Sell	08/08/17	CBK	3,729,964	3,799,564	(69,600)
GBP	Sell	08/08/17	CBK	2,977,253	3,048,625	(71,372)
GBP	Sell	08/08/17	BCLY	7,487,594	7,597,808	(110,214)
GBP	Sell	08/08/17	HSBC	12,159,128	12,436,016	(276,888)
GBP	Sell	08/08/17	DEUT	44,203,862	44,932,252	(728,390)
GBP	Sell	08/31/17	DEUT	4,215,663	4,265,091	(49,428)
GBP	Sell	09/07/17	JPM	2,703,843	2,730,847	(27,004)
JPY	Buy	08/08/17	JPM	6,041,655	6,150,045	108,390
JPY	Buy	08/08/17	JPM	6,044,456	6,150,044	105,588
JPY	Buy	08/08/17	JPM	6,047,892	6,150,044	102,152
JPY	Buy	08/08/17	BCLY	6,049,582	6,150,045	100,463
JPY	Buy	08/08/17	JPM	6,050,392	6,150,045	99,653
JPY	Buy	08/08/17	BCLY	3,000,740	3,077,835	77,095
JPY	Buy	08/08/17	BNP	9,079,992	9,107,606	27,614
JPY	Buy	08/08/17	SSG	3,020,653	3,042,220	21,567
JPY	Buy	09/07/17	JPM	3,016,070	3,039,700	23,630
JPY	Sell	08/08/17	HSBC	1,153,432	1,169,151	(15,719)
JPY	Sell	08/08/17	BCLY	6,021,794	6,074,914	(53,120)
JPY	Sell	08/08/17	MSC	6,021,496	6,074,914	(53,418)
JPY	Sell	08/08/17	SSG	2,968,647	3,022,485	(53,838)
JPY	Sell	08/08/17	ANZ	10,080,510	10,254,544	(174,034)
JPY	Sell	08/08/17	MSC	8,947,418	9,127,342	(179,924)
JPY	Sell	08/08/17	BNP	10,057,132	10,254,535	(197,403)
JPY	Sell	08/31/17	HSBC	1,657,826	1,674,920	(17,094)
JPY	Sell	08/31/17	BCLY	1,656,777	1,674,910	(18,133)
JPY	Sell	09/07/17	CBK	1,516,537	1,519,854	(3,317)
JPY	Sell	09/07/17	BNP	9,091,383	9,120,465	(29,082)
KRW	Buy	08/08/17	BCLY	44,799,452	46,152,608	1,353,156
KRW	Buy	08/08/17	JPM	89,795,401	90,036,069	240,668
KRW	Buy	08/08/17	UBS	89,799,403	90,036,070	236,667
KRW	Buy	08/08/17	SCB	25,864,767	25,966,449	101,682
KRW	Buy	08/08/17	DEUT	2,983,080	3,077,049	93,969
KRW	Buy	08/08/17	BCLY	3,013,481	3,042,429	28,948
KRW	Sell	08/08/17	CBK	75,841	76,586	(745)
KRW	Sell	08/08/17	BOA	126,505,633	129,117,043	(2,611,410)
KRW	Sell	08/08/17	HSBC	126,483,484	129,117,043	(2,633,559)
KRW	Sell	09/07/17	UBS	89,814,212	90,059,747	(245,535)
KRW	Sell	09/07/17	JPM	89,813,011	90,059,747	(246,736)
MXN	Sell	08/08/17	SSG	11,890,266	11,788,671	101,595
MXN	Sell	08/08/17	JPM	11,810,145	11,788,671	21,474
MXN	Sell	08/08/17	SSG	7,420,405	7,546,612	(126,207)
NOK	Buy	08/08/17	JPM	104,442,262	111,598,480	7,156,218
NOK	Buy	08/08/17	SSG	42,094,562	42,925,184	830,622
NOK	Buy	08/08/17	BCLY	42,142,142	42,925,183	783,041
NOK	Buy	08/08/17	JPM	7,557,139	7,765,839	208,700
NOK	Buy	08/08/17	JPM	7,576,162	7,765,839	189,677
NOK	Buy	08/08/17	SSG	3,000,217	3,078,351	78,134
NOK	Buy	08/08/17	JPM	3,003,441	3,066,903	63,462
NOK	Sell	08/08/17	JPM	2,994,592	3,044,006	(49,414)
NOK	Sell	08/08/17	MSC	3,448,872	3,524,839	(75,967)
NOK	Sell	08/08/17	JPM	3,446,526	3,524,838	(78,312)
NOK	Sell	08/08/17	CBK	2,994,659	3,154,674	(160,015)
NOK	Sell	08/08/17	JPM	6,284,103	6,446,728	(162,625)
NOK	Sell	08/08/17	JPM	201,059,048	214,835,295	(13,776,247)
NOK	Sell	09/07/17	BOA	2,717,464	2,730,267	(12,803)
NZD	Buy	08/08/17	MSC	2,975,419	3,078,625	103,206
NZD	Buy	08/08/17	SSG	6,032,280	6,127,216	94,936
NZD	Buy	08/08/17	DEUT	3,024,537	3,093,643	69,106
NZD	Buy	08/08/17	CBK	3,004,860	3,029,818	24,958
NZD	Buy	08/08/17	BNP	3,030,980	3,029,818	(1,162)
NZD	Sell	08/08/17	BNP	1,501,804	1,515,285	(13,481)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

NZD	Sell	08/08/17	JPM	$1,512,623	$1,526,548	$(13,925)
NZD	Sell	08/08/17	CBK	1,500,569	1,514,534	(13,965)
NZD	Sell	08/08/17	CIB	2,921,735	2,950,975	(29,240)
NZD	Sell	08/08/17	CBK	2,925,820	2,965,993	(40,173)
NZD	Sell	08/08/17	GSC	1,496,929	1,547,573	(50,644)
NZD	Sell	08/08/17	UBS	1,496,836	1,547,572	(50,736)
NZD	Sell	08/08/17	CIBC	2,999,820	3,063,608	(63,788)
NZD	Sell	08/08/17	DEUT	2,973,553	3,071,117	(97,564)
NZD	Sell	08/08/17	HSBC	3,013,672	3,116,170	(102,498)
NZD	Sell	08/08/17	BCLY	2,991,364	3,095,896	(104,532)
NZD	Sell	08/08/17	DEUT	201,781,791	207,975,427	(6,193,636)
PLN	Buy	08/08/17	BCLY	64,093,487	66,213,632	2,120,145
PLN	Buy	08/08/17	MSC	960,993	991,438	30,445
PLN	Buy	09/07/17	BOA	80,030,506	80,251,622	221,116
PLN	Sell	08/08/17	BCLY	78,899,409	81,509,318	(2,609,909)
SEK	Buy	08/08/17	BOA	256,789,117	270,629,286	13,840,169
SEK	Buy	08/08/17	JPM	5,793,435	5,886,902	93,467
SEK	Buy	08/08/17	GSC	6,044,561	6,116,390	71,829
SEK	Buy	08/08/17	JPM	3,005,590	3,062,532	56,942
SEK	Buy	08/08/17	JPM	1,503,590	1,531,328	27,738
SEK	Buy	08/08/17	JPM	1,505,936	1,531,328	25,392
SEK	Buy	08/08/17	JPM	966,138	981,150	15,012
SEK	Buy	08/14/17	GSC	8,974,187	9,726,667	752,480
SEK	Buy	08/14/17	MSC	7,627,721	7,631,340	3,619
SEK	Buy	09/07/17	JPM	2,699,535	2,756,170	56,635
SEK	Sell	08/08/17	CBK	3,046,820	3,062,532	(15,712)
SEK	Sell	08/08/17	JPM	496,512	517,713	(21,201)
SEK	Sell	08/08/17	UBS	3,000,865	3,056,956	(56,091)
SEK	Sell	08/08/17	JPM	3,027,713	3,160,424	(132,711)
SEK	Sell	08/08/17	JPM	3,412,310	3,556,576	(144,266)
SEK	Sell	08/08/17	JPM	3,956,536	4,132,900	(176,364)
SEK	Sell	08/08/17	JPM	6,496,896	6,805,600	(308,704)
SEK	Sell	08/08/17	JPM	6,760,421	7,083,291	(322,870)
SEK	Sell	08/08/17	JPM	9,332,931	9,724,516	(391,585)
SEK	Sell	08/08/17	JPM	12,419,300	12,965,979	(546,679)
SEK	Sell	08/08/17	JPM	20,778,175	21,423,474	(645,299)
SEK	Sell	08/08/17	BCLY	43,043,622	43,996,498	(952,876)
SEK	Sell	08/08/17	SSG	42,965,568	43,996,622	(1,031,054)
SEK	Sell	08/08/17	JPM	26,901,891	27,974,679	(1,072,788)
SEK	Sell	08/14/17	GSC	9,162,064	10,235,780	(1,073,716)
SEK	Sell	08/14/17	MSC	28,331,630	30,990,466	(2,658,836)
SEK	Sell	08/14/17	BOA	166,614,502	180,812,018	(14,197,516)
SEK	Sell	09/07/17	JPM	2,738,247	2,756,170	(17,923)
SEK	Sell	09/07/17	JPM	3,048,711	3,067,998	(19,287)
SGD	Buy	08/08/17	SSG	112,703,674	112,915,880	212,206
SGD	Buy	08/08/17	MSC	112,749,447	112,915,142	165,695
SGD	Sell	08/08/17	GSC	4,970,180	5,052,366	(82,186)
SGD	Sell	08/08/17	SSG	60,396,420	61,548,683	(1,152,263)
SGD	Sell	08/08/17	SCB	60,381,552	61,548,682	(1,167,130)
SGD	Sell	08/08/17	DEUT	95,783,220	97,681,292	(1,898,072)
SGD	Sell	09/07/17	MSC	112,805,975	112,965,111	(159,136)
SGD	Sell	09/07/17	SSG	112,760,156	112,965,849	(205,693)
TRY	Buy	08/08/17	MSC	11,975,434	12,301,070	325,636
TRY	Buy	08/08/17	JPM	5,756,534	5,970,967	214,433
TRY	Buy	08/08/17	JPM	5,760,417	5,970,684	210,267
TRY	Buy	08/08/17	MSC	6,016,470	6,150,677	134,207
TRY	Buy	08/08/17	JPM	5,921,135	5,989,108	67,973
TRY	Buy	08/08/17	MSC	5,922,904	5,989,108	66,204
TRY	Buy	08/08/17	JPM	5,925,360	5,989,107	63,747
TRY	Sell	08/08/17	JPM	5,959,563	5,989,675	(30,112)
TRY	Sell	08/08/17	GSC	6,006,843	6,071,026	(64,183)
TRY	Sell	08/08/17	JPM	6,005,703	6,071,026	(65,323)
TRY	Sell	08/08/17	JPM	5,879,863	5,946,306	(66,443)
TRY	Sell	08/08/17	MSC	5,911,210	5,989,675	(78,465)
TRY	Sell	08/08/17	JPM	11,896,023	11,979,633	(83,610)
TRY	Sell	08/08/17	BCLY	5,878,823	5,970,966	(92,143)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

TRY	Sell	08/08/17	BCLY	$16,935,045	$17,030,790	$(95,745)
TRY	Sell	08/08/17	JPM	5,834,938	5,970,967	(136,029)
TRY	Sell	08/08/17	JPM	5,820,653	5,970,967	(150,314)
TRY	Sell	08/08/17	JPM	5,789,093	5,970,966	(181,873)
TRY	Sell	08/08/17	JPM	5,783,745	5,970,967	(187,222)
TRY	Sell	08/08/17	MSC	11,875,343	12,301,354	(426,011)
ZAR	Buy	08/08/17	GSC	11,512,286	11,873,046	360,760
ZAR	Buy	08/08/17	CBK	11,645,457	11,873,045	227,588
ZAR	Buy	08/08/17	JPM	5,793,755	5,936,561	142,806
ZAR	Buy	08/08/17	GSC	5,798,544	5,936,561	138,017
ZAR	Buy	08/08/17	GSC	5,817,981	5,936,560	118,579
ZAR	Buy	08/08/17	GSC	5,805,558	5,857,536	51,978
ZAR	Buy	08/08/17	GSC	5,973,414	5,916,937	(56,477)
ZAR	Buy	08/08/17	GSC	5,977,989	5,916,937	(61,052)
ZAR	Sell	08/08/17	BCLY	10,905,807	10,772,456	133,351
ZAR	Sell	08/08/17	GSC	6,074,494	6,021,646	52,848
ZAR	Sell	08/08/17	GSC	6,067,515	6,021,647	45,868
ZAR	Sell	08/08/17	JPM	2,958,526	2,928,011	30,515
ZAR	Sell	08/08/17	GSC	2,955,489	2,928,010	27,479
ZAR	Sell	08/08/17	GSC	5,815,077	5,794,119	20,958
ZAR	Sell	08/08/17	BOA	1,512	1,516	(4)
ZAR	Sell	08/08/17	GSC	5,768,965	5,793,968	(25,003)
ZAR	Sell	08/08/17	GSC	5,908,484	5,936,560	(28,076)
ZAR	Sell	08/08/17	MSC	5,877,768	5,936,560	(58,792)
ZAR	Sell	08/08/17	MSC	5,759,979	5,936,560	(176,581)
ZAR	Sell	08/08/17	RBC	19,628,165	20,267,104	(638,939)

Total						$(81,385,541)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover

Other Abbreviations:
BBSW	Bank Bill Swap Referance Rate
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
HIBOR	Hong Kong Interbank Offered Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
STIBOR	Stockholm Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$2,075,766	$2,075,766	$—	$—
Utilities	1,231,719	260,268	—	971,451
Asset & Commercial Mortgage Backed Securities	444,218,151	—	442,888,151	1,330,000
Corporate Bonds	624,050,369	—	624,050,369	—
Foreign Government Obligations	2,213,639,659	—	2,213,639,659	—
Senior Floating Rate Interests	82,715,075	—	82,715,075	—
U.S. Government Agencies	28,120,971	—	28,120,971	—
U.S. Government Securities	460,706,912	—	460,706,912	—
Convertible Bonds	24,572,556	—	24,572,556	—
Preferred Stocks	398,250	398,250	—	—
Convertible Preferred Stocks	12,010,350	12,010,350	—	—
Short-Term Investments	120,942,150	120,942,150	—	—
Purchased Options	1,382,809	—	1,382,809	—
Foreign Currency Contracts(2)	47,155,249	—	47,155,249	—
Futures Contracts(2)	140,172	140,172	—	—
Swaps - Credit Default(2)	2,018,681	—	2,018,681	—
Swaps - Interest Rate(2)	5,212,589	—	5,212,589	—

Total	$4,070,591,428	$135,826,956	$3,932,463,021	$2,301,451

Liabilities
Foreign Currency Contracts(2)	$(128,540,790)	$—	$(128,540,790)	$—
Futures Contracts(2)	(4,906,590)	(4,906,590)	—	—
Swaps - Credit Default(2)	(4,155,521)	—	(4,155,521)	—
Swaps - Interest Rate(2)	(2,700,051)	—	(2,700,051)	—
Written Options	(130,998)	—	(130,998)	—

Total	$(140,433,950)	$(4,906,590)	$(135,527,360)	$—

(1) For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 and investments valued at $2,717,408 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Mutual Funds, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Hartford Global Impact Fund
Schedule of Investments July 31, 2017 (Unaudited)

		Market Value
Affiliated Investment Companies - 100.1%
Domestic Equity Funds - 100.1%
Global Impact Master Portfolio		$15,333,644

Total Domestic Equity Funds (cost $15,146,482)		15,333,644

Total Affiliated Investment Companies (cost $15,146,482)		$15,333,644

Total Investments (cost $15,146,482)	100.1%	$15,333,644
Other Assets and Liabilities	(0.1)%	(15,779)

Total Net Assets	100.0%	$15,317,865

Summary of the Master Portfolio’s Investments as of July 31,2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

The Hartford Mutual Funds, Inc. (the “Company”)

Notes to the Schedule of Investments for Hartford Global Impact Fund

Hartford Global Impact Fund (the “Fund”) is a series of The Hartford Mutual Funds, Inc. (the “Company”). The Company is an open-end registered management investment company comprised of forty-four series as of July 31, 2017.

The Fund operates as a “feeder fund,’’ which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of July 31, 2017, the Fund owned approximately 99.3% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. The Fund has the same investment objective and limitations as the Master Portfolio in which it invests. The Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities.

Investment in the Master Portfolio is valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily. Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s financial statements included elsewhere in this report.

Global Impact Master Portfolio

  Schedule of Investments

  July 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 96.0%
	Australia - 1.7%
19,733	Seek Ltd.	$	269,828

	Austria - 1.5%
11,759	Zumtobel Group AG		232,846

	Bangladesh - 3.6%
119,103	GrameenPhone Ltd.		555,448

	Botswana - 1.8%
1,344,807	Letshego Holdings Ltd.		271,351

	Brazil - 3.6%
72,875	Kroton Educacional S.A.		352,416
45,155	MRV Engenharia e Participacoes S.A.		207,504

			559,920

	China - 3.1%
1,440,995	CT Environmental Group Ltd.		258,014
697,185	Huaneng Renewables Corp. Ltd. Class H		212,230
24,680	Luye Pharma Group Ltd.		13,990

			484,234

	Denmark - 1.2%
1,933	Vestas Wind Systems A/S		188,916

	France - 2.3%
15,646	Veolia Environnement S.A.		352,610

	Germany - 2.3%
8,270	Innogy SE(1)		347,339

	Hong Kong - 1.6%
442,600	Canvest Environmental Protection Group Co., Ltd.		241,872

	India - 7.8%
33,797	Bharat Financial Inclusion Ltd.*		444,653
14,934	Indiabulls Housing Finance Ltd.		273,304
12,693	Repco Home Finance Ltd.		146,717
50,109	Vakrangee Ltd.		344,573

			1,209,247

	Japan - 1.0%
2,595	Eisai Co., Ltd.		139,070
700	Ono Pharmaceutical Co., Ltd.		15,313

			154,383

	Kenya - 3.7%
2,421,015	Safaricom Ltd.		570,445

	Luxembourg - 1.9%
4,765	Millicom International Cellular S.A.		298,582

	South Africa - 1.6%
24,783	Net 1 UEPS Technologies, Inc.*		239,899

	Spain - 1.3%
2,363	Acciona S.A.		201,988

	Taiwan - 1.6%
34,500	Tung Thih Electronic Co., Ltd.		245,004

	Thailand - 1.8%
728,235	LPN Development PCL		253,858
39,010	Supalai PCL		27,901

			281,759

	United Kingdom - 5.9%
20,980	Genus plc		478,605
5,286	Hikma Pharmaceuticals plc		98,397
70,329	PureCircle Ltd.*		337,763

			914,765

Global Impact Master Portfolio

  Schedule of Investments – (continued)

  July 31, 2017 (Unaudited)

	United States - 46.7%
1,122	Acuity Brands, Inc.		$227,373
15,146	Advanced Drainage Systems, Inc.		311,250
495	Aimmune Therapeutics, Inc.*		10,652
445	Alder Biopharmaceuticals, Inc.*		4,784
180	Alkermes plc*		9,794
1,316	athenahealth, Inc.*		182,029
9,417	Avangrid, Inc.		427,720
563	Blackbaud, Inc.		51,987
815	Bright Horizons Family Solutions, Inc.*		64,393
3,311	Clean Harbors, Inc.*		188,065
27,227	Covanta Holding Corp.		411,128
2,872	First Solar, Inc.*		141,618
315	Five Prime Therapeutics, Inc.*		8,864
270	Global Blood Therapeutics, Inc.*		7,047
6,091	Itron, Inc.*		444,643
7,948	Johnson Controls International plc		309,575
5,418	Laureate Education, Inc. Class A*		92,214
625	MyoKardia, Inc.*		9,719
150	Neurocrine Biosciences, Inc.*		7,205
19,564	Nuance Communications, Inc.*		338,457
12,534	Pattern Energy Group, Inc.		314,603
3,811	Proofpoint, Inc.*		324,850
16,299	Silver Spring Networks, Inc.*		184,342
10,499	Sprouts Farmers Market, Inc.*		252,711
18,294	Square, Inc. Class A*		482,047
7,504	Stratasys Ltd.*		180,021
7,226	Teladoc, Inc.*		237,013
367	Tesla, Inc.*		118,713
1,388	Thermo Fisher Scientific, Inc.		243,636
2,245	Trevena, Inc.*		5,859
5,892	Ubiquiti Networks, Inc.*		321,114
4,332	Watts Water Technologies, Inc. Class A		278,981
9,127	Xylem, Inc.		517,775
7,957	Zoetis, Inc.		497,472

			7,207,654

	Total Common Stocks (cost $14,631,806)		14,828,090

	Total Long-Term Investments (cost $14,631,806)		$14,828,090
Short-Term Investments - 52.4%
	Other Investment Pools & Funds - 52.4%
8,082,744	Morgan Stanley Institutional Liquidity Funds, Institutional Class		8,082,744

	Total Short-Term Investments (cost $8,082,744)		8,082,744

	Total Investments (cost $22,714,550)^	148.4%	$22,910,834
	Other Assets and Liabilities	(48.4)%	(7,467,864)

	Total Net Assets	100.0%	$15,442,970

Note: Percentageof investments as shown is the ratio of the total market value to total net assets.

^ Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:
Unrealized Appreciation			$311,429
Unrealized Depreciation			(115,145)

Net Unrealized Appreciation			$196,284

* Non-income producing.

Global Impact Master Portfolio

  Schedule of Investments – (continued)

  July 31, 2017 (Unaudited)

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2017, the aggregate value of this security was $347,339, which represented 2.2% of total net assets.

†	For information regarding the Master Portfolio’s significant accounting policies, please refer to the Master Portfolio’s most recent shareholder report.

Global Impact Master Portfolio

  Schedule of Investments – (continued)

  July 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$363,717	$118,713	$245,004	$—
Banks	273,304	—	273,304	—
Capital Goods	2,066,716	1,644,954	421,762	—
Commercial & Professional Services	869,021	599,193	269,828	—
Consumer Durables & Apparel	207,504	207,504	—	—
Consumer Services	509,023	509,023	—	—
Diversified Financials	862,721	271,351	591,370	—
Food & Staples Retailing	252,711	252,711	—	—
Food, Beverage & Tobacco	337,763	337,763	—	—
Health Care Equipment & Services	419,042	419,042	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,550,407	1,283,637	266,770	—
Real Estate	281,759	281,759	—	—
Semiconductors & Semiconductor Equipment	141,618	141,618	—	—
Software & Services	1,966,155	1,621,582	344,573	—
Technology Hardware & Equipment	945,778	945,778	—	—
Telecommunication Services	1,424,475	1,125,893	298,582	—
Utilities	2,356,376	742,323	1,614,053	—
Short-Term Investments	8,082,744	8,082,744	—	—

Total	$22,910,834	$18,585,588	$4,325,246	$—

(1) For the period ended July 31, 2017, there were no transfers between any levels.

Hartford Funds Master Fund (the “Trust”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of the Master Portfolio, portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (the “Board of Trustees”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of the Master Portfolio’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by the Master Portfolio are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Master Portfolio may use fair valuation in regard to fixed income positions when the Master Portfolio holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Trustees.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees generally reviews and approves the “Procedures for Valuation of Master Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Trust’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Trustees then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Master Portfolio’s Schedule of Investments.

For information regarding the Master Portfolio’s other significant accounting policies, please refer to the Master Portfolio’s most recent Semi-annual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: October 2, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 2, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: October 2, 2017	By:	/s/ Michael Flook
Michael Flook
Vice President, Treasurer and Controller